UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2012

Date of reporting period: May 31, 2012

Item 1.	Reports to Stockholders.

SEI Institutional Investments Trust

Annual Report as of May 31, 2012

Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small Cap II Fund

Small/Mid Cap Equity Fund

U.S. Managed Volatility Fund

International Equity Fund

World Equity Ex-US Fund

Screened World Equity Ex-US Fund

Enhanced LIBOR Opportunities Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Ultra Short Duration Bond Fund

Emerging Markets Debt Fund

Real Return Fund

Dynamic Asset Allocation Fund

Multi-Asset Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Large Cap Fund

I. Objective

The Large Cap Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: AQR Capital Management, LLC, Aronson + Johnson + Ortiz, L.P., Brown Investment Advisory Incorporated, Delaware Management Company, LSV Asset Management, Waddell & Reed Investment Management Company and WestEnd Advisors LLC.

During the fiscal year ended May 31, 2012, AQR Capital Management, LLC and Waddell & Reed Investment Management Company were added to the Fund. Legg Mason Capital Management, Inc., Neuberger Berman Management LLC and Quantitative Management Associates, LLC were terminated from the Fund.

III. Market Commentary

After digesting and reacting to civil unrest in the Middle East and the subsequent potential impact of high oil prices to the fragile U.S. economy in early 2011, the market began to once again focus on the Greek sovereign debt crisis and its broader implications for other challenged countries in peripheral Europe. In the U.S., a political stalemate regarding the raising of the country’s debt ceiling roiled the markets, as the potential for a U.S. default came within days of becoming a reality. The market sold off sharply, and correlations among stocks spiked to levels not seen since the Great Depression — an indication that company-specific fundamentals were no longer driving stock returns. Violent volatility plagued the market in the following weeks. In the midst of these events, Standard & Poor’s downgraded the rating of U.S. debt for the first time in history. Defensive sectors such as Utilities and Consumer Staples performed best, as market participants sought relative safety. The selloff and volatility continued through the end of the third quarter. The avoidance of a crisis in the U.S. sent the market rallying through October, but it lost momentum in November when Italy began to show signs of weakness as its borrowing costs rose to its highest level since the adoption of the single currency. In the U.S., the Congressional “Super Committee” failed to come to an agreement on a deficit reduction plan. This also weighed on the market. As 2012 began, the situation in Europe took a backseat to the positive impact of improving U.S. economic indicators, most notably the country’s unemployment rate. The rally that began in October continued through the first quarter and volatility declined. However, it again stalled in the following two months, as the situation in Europe took center stage yet again, with Spain beginning to show signs of weakness and the Greek populous protesting the country’s harsh austerity measures.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund underperformed the Russell 1000 Index (the “Index”), returning (1.69)% versus the Index return of (1.23)%.

V. Fund Attribution

Stock selection within Industrials, specifically the commercial services and capital goods industry groups, was the largest detractor from relative performance. Picks within Information Technology also detracted, as a few names sold off heavily during the period. The adverse effect of underweights to historically defensive sectors like Utilities and Consumer Staples was further exacerbated by subpar stock selection. As investors sought safety, these sectors were bid up to valuations viewed by many as unsustainable given the low growth prospects of the businesses. A notable exception was the Fund’s stock picking within Health Care, which tempered underperformance. Best-performing sectors included Telecommunications and Financials. Names within the former benefitted from the flight to safety, while results within the latter were generated largely by maintaining underweights to lagging names.

Large Cap Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Fund, Class A	(1.69)%	14.05%	(0.97)%	4.23%	6.05%
Russell 1000 Index	(1.23)%	15.28%	(0.75)%	4.52%	6.42%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, Class A, versus the Russell 1000 Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Large Cap Diversified Alpha Fund

I. Objective

The Large Cap Diversified Alpha Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Aronson + Johnson + Ortiz, L.P., Delaware Management Company, INTECH Investment Management, LLC, Tocqueville Asset Management, L.P. and WestEnd Advisors LLC.

During the fiscal year ended May 31, 2012, Legg Mason Capital Management, Inc. was terminated from the Fund, while Tocqueville Asset Management, L.P. was added to the Fund.

III. Market Commentary

After digesting and reacting to civil unrest in the Middle East and the subsequent potential impact of high oil prices to the fragile U.S. economy in early 2011, the market began to once again focus on the Greek sovereign debt crisis and its broader implications for other challenged countries in peripheral Europe. In the U.S., a political stalemate regarding the raising of the country’s debt ceiling roiled the markets, as the potential for a U.S. default came within days of becoming a reality. The market sold off sharply, and correlations among stocks spiked to levels not seen since the Great Depression — an indication that company-specific fundamentals were no longer driving stock returns. Violent volatility plagued the market in the following weeks. In the midst of these events, Standard & Poor’s downgraded the rating of U.S. debt for the first time in history. Defensive sectors such as Utilities and Consumer Staples performed best, as market participants sought relative safety. The selloff and volatility continued through the end of the third quarter. The avoidance of a crisis in the U.S. sent the market rallying through October, but it lost momentum in November when Italy began to show signs of weakness as its borrowing costs rose to its highest level since the adoption of the single currency. In the U.S., the Congressional “Super Committee” failed to come to an agreement on a deficit reduction plan. This also weighed on the market. As 2012 began, the situation in Europe took a backseat to the positive impact of improving U.S. economic indicators, most notably the country’s unemployment rate. The rally that began in October continued through the first quarter and volatility declined. However, it again stalled in the following two months, as the situation in Europe took center stage yet again, with Spain beginning to show signs of weakness and the Greek populous protesting the country’s harsh austerity measures.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund outperformed the Russell 1000 Index (the “Index”), returning (0.24)% versus the Index return of (1.23)%.

V. Fund Attribution

Solid sector allocation decisions were augmented by individual stock selection decisions. Stock selection within Financials, primarily underweights to the large, diversified financial services names within the benchmark, helped results, as did an underweight to the lagging sector. The Fund’s overweight to and stock picking within Consumer Discretionary, most notably within the retailing and consumer durables industry groups, also contributed to results. An underweight to Energy further benefitted the Fund, as concerns about the global economy punished the sector. The Fund struggled with issue selection within Industrials, as a few individual names sold off heavily during the period. An overweight to Materials and an underweight to Consumer Staples also detracted.

Large Cap Diversified Alpha Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Large Cap Diversified Alpha Fund, Class A	(0.24)%	15.54%	(2.49)%	1.18%
Russell 1000 Index	(1.23)%	15.28%	(0.75)%	2.67%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Diversified Alpha Fund, Class A, versus the Russell 1000 Index

[1]

For the year ended May 31, 2012. Past performance is no indication of future performance. Class A shares were offered beginning 2/28/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Large Cap Disciplined Equity Fund

I. Objective

The Large Cap Disciplined Equity Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Analytic Investors, Inc., GE Asset Management Incorporated, INTECH Investment Management, LLC, Lazard Asset Management LLC and Quantitative Management Associates, LLC. The SEI LIBOR Plus Portfolio L.P., which seeks to transport alpha generated in the U.S. fixed-income securitized sector market to the equity market, is managed by SIMC, which operates as a manager-of-managers and allocates the Portfolio’s assets to the following sub-advisers: Brookfield Investment Management, Inc. and Declaration Management & Research LLC.

During the fiscal year ended May 31, 2012, GE Asset Management Incorporated was added to the Fund.

III. Market Commentary

After digesting and reacting to civil unrest in the Middle East and the subsequent potential impact of high oil prices to the fragile U.S. economy in early 2011, the market began to once again focus on the Greek sovereign debt crisis and its broader implications for other challenged countries in peripheral Europe. In the U.S., a political stalemate regarding the raising of the country’s debt ceiling roiled the markets, as the potential for a U.S. default came within days of becoming a reality. The market sold off sharply, and correlations among stocks spiked to levels not seen since the Great Depression — an indication that company-specific fundamentals were no longer driving stock returns. Violent volatility plagued the market in the following weeks. In the midst of these events, Standard & Poor’s downgraded the rating of U.S. debt for the first time in history. Defensive sectors such as Utilities and Consumer Staples performed best, as market participants sought relative safety. The selloff and volatility continued through the end of the third quarter. The avoidance of a crisis in the U.S. sent the market rallying through October, but it lost momentum in November when Italy began to show signs of weakness as its borrowing costs rose to its highest level since the adoption of the single currency. In the U.S., the Congressional “Super Committee” failed to come to an agreement on a deficit reduction plan. This also weighed on the market. As 2012 began, the situation in Europe took a backseat to the positive impact of improving U.S. economic indicators, most notably the country’s unemployment rate. The rally that began in October continued through the first quarter and volatility declined. However, it again stalled in the following two months, as the situation in Europe took center stage yet again, with Spain beginning to show signs of weakness and the Greek populous protesting the country’s harsh austerity measures.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund underperformed the S&P 500 Index (the “Index”), returning (1.14)% versus the Index return of (0.41)%.

V. Fund Attribution

Individual stock picks within the cyclically sensitive Energy and Materials sectors were the primary drivers of underperformance for the year. Slight overweights to these sectors also detracted from performance, though to a lesser extent. Underweights to the historically defensive Utilities, Telecommunications and Consumer Staples sectors proved detrimental to the Fund, as those sectors were bid up by investors seeking relative safety as well as yield, given the low interest rate environment. An overweight to Information Technology and an underweight to Financials, combined with superior stock picks in each of those sectors, were bright spots for the portfolio.

Large Cap Disciplined Equity Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Large Cap Disciplined Equity Fund, Class A	(1.14)%	14.88%	(3.25)%	4.12%
S&P 500 Index	(0.41)%	14.92%	(0.92)%	5.21%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Disciplined Equity Fund, Class A, versus the S&P 500 Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 8/28/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Large Cap Index Fund

I. Objective

The Large Cap Index Fund (the “Fund”) seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index.

II. Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). Currently, the sub-adviser is SSgA Funds Management, Inc. There were no manager changes during the year.

III. Market Commentary

After digesting and reacting to civil unrest in the Middle East and the subsequent potential impact of high oil prices to the fragile U.S. economy in early 2011, the market began to once again focus on the Greek sovereign debt crisis and its broader implications for other challenged countries in peripheral Europe. In the U.S., a political stalemate regarding the raising of the country’s debt ceiling roiled the markets, as the potential for a U.S. default came within days of becoming a reality. The market sold off sharply, and correlations among stocks spiked to levels not seen since the Great Depression — an indication that company-specific fundamentals were no longer driving stock returns. Violent volatility plagued the market in the following weeks. In the midst of these events, Standard & Poor’s downgraded the rating of U.S. debt for the first time in history. Defensive sectors such as Utilities and Consumer Staples performed best, as market participants sought relative safety. The selloff and volatility continued through the end of the third quarter. The avoidance of a crisis in the U.S. sent the market rallying through October, but it lost momentum in November when Italy began to show signs of weakness as its borrowing costs rose to its highest level since the adoption of the single currency. In the U.S., the Congressional “Super Committee” failed to come to an agreement on a deficit reduction plan. This also weighed on the market. As 2012 began, the situation in Europe took a backseat to the positive impact of improving U.S. economic indicators, most notably the country’s unemployment rate. The rally that began in October continued through the first quarter and volatility declined. However, it again stalled in the following two months, as the situation in Europe took center stage yet again, with Spain beginning to show signs of weakness and the Greek populous protesting the country’s harsh austerity measures.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund slightly underperformed the Russell 1000 Index (the “Index”), returning (1.24)% versus the Index return of (1.23)%.

V. Fund Attribution

Incremental excess return was generated by cash flows. As an index fund, performance is designed to track that of the Index.

Large Cap Index Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Index Fund, Class A	(1.24)%	15.27%	(0.77)%	4.46%	3.68%
Russell 1000 Index	(1.23)%	15.28%	(0.75)%	4.52%	6.42%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Index Fund, Class A, versus the Russell 1000 Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 4/1/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Small Cap Fund

I. Objective

The Small Cap Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: AllianceBernstein L.P., Allianz Global Investors Capital LLC, AQR Capital Management, LLC, Artisan Partners Limited Partnership, Janus Capital Management, Inc., J.P. Morgan Investment Management, Lee Munder Capital Group, LLC, LSV Asset Management, Robeco Investment Management, Inc., Security Capital Research and Management, Inc., Timberline Asset Management, LLC, Wellington Management Company, LLP and William Blair & Company, LLC.

During the fiscal year ended May 31, 2012, Brown Investment Advisory Incorporated and Los Angeles Capital Management and Equity Research, Inc. were removed from the Fund. AllianceBernstein L.P. and Timberline Asset Management, LLC were added to the Fund.

III. Market Commentary

After digesting and reacting to civil unrest in the Middle East and the subsequent potential impact of high oil prices to the fragile U.S. economy in early 2011, the market began to once again focus on the Greek sovereign debt crisis and its broader implications for other challenged countries in peripheral Europe. In the U.S., a political stalemate regarding the raising of the country’s debt ceiling roiled the markets, as the potential for a U.S. default came within days of becoming a reality. The market sold off sharply, and correlations among stocks spiked to levels not seen since the Great Depression — an indication that company-specific fundamentals were no longer driving stock returns. Violent volatility plagued the market in the following weeks. In the midst of these events, Standard & Poor’s downgraded the rating of U.S. debt for the first time in history. Defensive sectors such as Utilities and Consumer Staples performed best, as market participants sought relative safety. The selloff and volatility continued through the end of the third quarter. The avoidance of a crisis in the U.S. sent the market rallying through October, but it lost momentum in November when Italy began to show signs of weakness as its borrowing costs rose to its highest level since the adoption of the single currency. In the U.S., the Congressional “Super Committee” failed to come to an agreement on a deficit reduction plan. This also weighed on the market. As 2012 began, the situation in Europe took a backseat to the positive impact of improving U.S. economic indicators, most notably the country’s unemployment rate. The rally that began in October continued through the first quarter and volatility declined. However, it again stalled in the following two months, as the situation in Europe took center stage yet again, with Spain beginning to show signs of weakness and the Greek populous protesting the country’s harsh austerity measures.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund underperformed the Russell 2000 Index (the “Index”), returning (10.11)% versus the Index return of (8.88)%.

V. Fund Attribution

Stock selection within the Fund was beneficial during the fiscal year, but was offset by adverse sector positioning. The Fund’s overweight to the Energy sector and underweight to the Financials sector both weighed on performance during the year. Solid stock selection led to good performance contribution from the Industrials, Materials and Information Technology sectors, and favorable security selection offset the negative allocation effect within Financials. The Consumer Discretionary and Consumer Staples sectors were meaningful detractors due to weak stock selection, and the drag on performance from the overweight position to Energy was amplified by detrimental stock choices.

Small Cap Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Fund, Class A	(10.11)%	15.77%	(2.49)%	5.45%	6.71%
Russell 2000 Index	(8.88)%	16.47%	(0.73)%	5.94%	6.28%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, Class A, versus the Russell 2000 Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Small Cap II Fund

I. Objective

The Small Cap II Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: AllianceBernstein L.P., AQR Capital Management, LLC, Lee Munder Capital Group, LLC and Timberline Asset Management, LLC.

The Fund was launched in April 2012; therefore, all of the managers listed above were added during the period.

III. Market Commentary

After digesting and reacting to civil unrest in the Middle East and the subsequent potential impact of high oil prices to the fragile U.S. economy in early 2011, the market began to once again focus on the Greek sovereign debt crisis and its broader implications for other challenged countries in peripheral Europe. In the U.S., a political stalemate regarding the raising of the country’s debt ceiling roiled the markets, as the potential for a U.S. default came within days of becoming a reality. The market sold off sharply, and correlations among stocks spiked to levels not seen since the Great Depression — an indication that company-specific fundamentals were no longer driving stock returns. Violent volatility plagued the market in the following weeks. In the midst of these events, Standard & Poor’s downgraded the rating of U.S. debt for the first time in history. Defensive sectors such as Utilities and Consumer Staples performed best, as market participants sought relative safety. The selloff and volatility continued through the end of the third quarter. The avoidance of a crisis in the U.S. sent the market rallying through October, but it lost momentum in November when Italy began to show signs of weakness as its borrowing costs rose to its highest level since the adoption of the single currency. In the U.S., the Congressional “Super Committee” failed to come to an agreement on a deficit reduction plan. This also weighed on the market. As 2012 began, the situation in Europe took a backseat to the positive impact of improving U.S. economic indicators, most notably the country’s unemployment rate. The rally that began in October continued through the first quarter and volatility declined. However, it again stalled in the following two months, as the situation in Europe took center stage yet again, with Spain beginning to show signs of weakness and the Greek populous protesting the country’s harsh austerity measures.

IV. Return vs. Benchmark

For the since-inception period from April 10, 2012 to May 31, 2012, the Fund underperformed the Russell 2000 Index (the “Index”), returning (3.80)% versus the Index return of (2.68)%.

V. Fund Attribution

The Fund’s relative performance since inception has been negatively impacted by weak stock selection in the Information Technology, Financials and Industrials sectors. This has been slightly offset by favorable security choices in the Materials and Health Care sectors. An underweight position to Financials, specifically the real estate segment, has hurt performance as well.

Small Cap II Fund

AVERAGE ANNUAL TOTAL RETURN1

Cumulative Inception to Date
Small Cap II Fund, Class A	(3.80)%
Russell 2000 Index	(2.68)%

[1]

For the period ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 4/10/12. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

6	SEI Institutional Investments Trust / Annual Report / May 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Small/Mid Cap Equity Fund

I. Objective

The Small/Mid Cap Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: AllianceBernstein L.P., Allianz Global Investors Capital LLC, Century Capital Management, LLC, Integrity Asset Management, LLC, Janus Capital Management, Inc., Lee Munder Capital Group, LLC, LSV Asset Management, Robeco Investment Management, Inc., Security Capital Research and Management Incorporated, Wellington Management Company, LLP and William Blair & Company, LLC.

During the fiscal year ended May 31, 2012, Los Angeles Capital Management and Equity Research, Inc. was removed from the Fund, while AllianceBernstein L.P. and William Blair & Company, LLC were added to the Fund.

III. Market Commentary

After digesting and reacting to civil unrest in the Middle East and the subsequent potential impact of high oil prices to the fragile U.S. economy in early 2011, the market began to once again focus on the Greek sovereign debt crisis and its broader implications for other challenged countries in peripheral Europe. In the U.S., a political stalemate regarding the raising of the country’s debt ceiling roiled the markets, as the potential for a U.S. default came within days of becoming a reality. The market sold off sharply, and correlations among stocks spiked to levels not seen since the Great Depression — an indication that company-specific fundamentals were no longer driving stock returns. Violent volatility plagued the market in the following weeks. In the midst of these events, Standard & Poor’s downgraded the rating of U.S. debt for the first time in history. Defensive sectors such as Utilities and Consumer Staples performed best, as market participants sought relative safety. The selloff and volatility continued through the end of the third quarter. The avoidance of a crisis in the U.S. sent the market rallying through October, but it lost momentum in November when Italy began to show signs of weakness as its borrowing costs rose to its highest level since the adoption of the single currency. In the U.S., the Congressional “Super Committee” failed to come to an agreement on a deficit reduction plan. This also weighed on the market. As 2012 began, the situation in Europe took a backseat to the positive impact of improving U.S. economic indicators, most notably the country’s unemployment rate. The rally that began in October continued through the first quarter and volatility declined. However, it again stalled in the following two months, as the situation in Europe took center stage yet again, with Spain beginning to show signs of weakness and the Greek populous protesting the country’s harsh austerity measures.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund underperformed the Russell 2500 Index (the “Index”), returning (8.71)% versus the Index return of (7.80)%.

V. Fund Attribution

Both sector positioning and stock selection were challenging during the year. The Fund’s underweight to the Utilities sector and overweight to the Information Technology sector proved detrimental to performance. In addition, the Fund’s stock selection in Consumer Staples, Information Technology and Materials weighed on results. These difficulties were partially offset by a favorable underweight to the Materials sector and good stock selection in the Industrials, Financials and Health Care sectors.

Small/Mid Cap Equity Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Small/Mid Cap Equity Fund, Class A	(8.71)%	17.24%	(1.56)%	5.75%
Russell 2500 Index	(7.80)%	18.09%	0.09%	6.58%

Comparison of Change in the Value of a $100,000 Investment in the Small/Mid Cap Equity Fund, Class A, versus the Russell 2500 Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 12/15/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

U.S. Managed Volatility Fund

I. Objective

The U.S. Managed Volatility Fund (the “Fund”) seeks capital appreciation with less volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Analytic Investors, LLC, Aronson + Johnson + Ortiz, LP and LSV Asset Management.

During the fiscal year ended May 31, 2012, LSV Asset Management was added to the Fund.

III. Market Commentary

After digesting and reacting to civil unrest in the Middle East and the subsequent potential impact of high oil prices to the fragile U.S. economy in early 2011, the market began to once again focus on the Greek sovereign debt crisis and its broader implications for other challenged countries in peripheral Europe. In the U.S., a political stalemate regarding the raising of the country’s debt ceiling roiled the markets, as the potential for a U.S. default came within days of becoming a reality. The market sold off sharply, and correlations among stocks spiked to levels not seen since the Great Depression — an indication that company-specific fundamentals were no longer driving stock returns. Violent volatility plagued the market in the following weeks. In the midst of these events, Standard & Poor’s downgraded the rating of U.S. debt for the first time in history. Defensive sectors such as Utilities and Consumer Staples performed best, as market participants sought relative safety. The selloff and volatility continued through the end of the third quarter. The avoidance of a crisis in the U.S. sent the market rallying through October, but it lost momentum in November when Italy began to show signs of weakness as its borrowing costs rose to its highest level since the adoption of the single currency. In the U.S., the Congressional “Super Committee” failed to come to an agreement on a deficit reduction plan. This also weighed on the market. As 2012 began, the situation in Europe took a backseat to the positive impact of improving U.S. economic indicators, most notably the country’s unemployment rate. The rally that began in October continued through the first quarter and volatility declined. However, it again stalled in the following two months, as the situation in Europe took center stage yet again, with Spain beginning to show signs of weakness and the Greek populous protesting the country’s harsh austerity measures.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund outperformed the Russell 3000 Index (the “Index”), returning 2.62% versus the Index return of (1.87)%.

V. Fund Attribution

Outperformance was driven by higher-quality defensive positioning. To achieve the primary objective of downside protection, managers targeted lower-beta names that are typically characterized by a stable earnings profile, lower leverage ratios and lower share-price volatility. As concerns about the strength of the global economic recovery intensified in summer 2011, investors rewarded quality stocks, which naturally provided tailwinds to the Fund’s low-volatility approach. Thus, lowest-quintile-by-beta (least volatile relative to the overall market) names outperformed both the market and the highest-beta names. Our overweight to that quintile accounted for all of the outperformance for the analyzed year.

On the other hand, elevated market volatility allowed the Fund to benefit from the superior compounding effects (i.e., arithmetic return with lower volatility produces a greater compound geometric return).

Finally, the managers’ alpha models were unsuccessful in enhancing returns. Two out of the three managers focus on valuation, and their models struggled through what was a generally poor environment for value investing. Net of the low-beta positioning, stock selection detracted. From a more traditional sector perspective, the Fund benefited from underweights to Energy and Financials and overweights to Consumer Staples, Health Care and Utilities. Overall sector positioning contributed strongly.

U.S. Managed Volatility Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
U.S. Managed Volatility Fund, Class A	2.62%	17.03%	13.39%
Russell 3000 Index	(1.87)%	15.38%	14.64%

Comparison of Change in the Value of a $100,000 Investment in the U.S. Managed Volatility Fund, Class A, versus the Russell 3000 Index

[1]

For the period year May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 12/31/08. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

8	SEI Institutional Investments Trust / Annual Report / May 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

International Equity Fund

I. Objective

The International Equity Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Acadian Asset Management LLC, Causeway Capital Management LLC, del Rey Global Investors, LLC, INTECH Investment Management, LLC, Neuberger Berman Management LLC, Schroder Investment Management North America, Inc. and Tradewinds Global Investors LLC.

For the fiscal year ended May 31, 2012, Quantitative Management Associates, LLC was terminated from the Fund.

III. Market Commentary

With the theme of uncertainty prevailing on a number of fronts, international equity markets experienced a sharp decline for the year under review. The largest concern entering the year was the eurozone sovereign debt saga. By the second half of 2011, however, the focus shifted from what would happen with Greece to questions regarding the financial strength of larger nations such as Germany and France, as it was assumed that they would ultimately have to step in and finance the debts of their weaker neighbors. The situation began to stabilize somewhat toward the end of the year, with the European Central Bank offering low interest rate loans to banks, which provided much needed liquidity. Entering 2012, eurozone debt fears waned temporarily, bringing strong results in January and February, despite the fact that spreads on European sovereign debt remained extremely high. Fears relating to the possible development of nuclear weapons by Iran and the nationalization of integrated oil company YPF SA by the Argentine government shook the Energy sector early in 2012, but the lack of a meaningful resolution to the debt crisis in Europe, which was exacerbated by fears of contagion to Portugal and possibly Spain, dragged equity markets down near the end of the year. Additionally, while there were releases that contained improved economic data throughout the year, fears persisted due to the prospects of a hard landing for the Chinese and other emerging market domestic economies, along with worldwide concern regarding the potential for a double-dip recession in the U.S.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index (the “Index”), returning (21.10)% versus the Index return of (20.48)%.

V. Fund Attribution

From a country/regional perspective, the Fund’s overweight allocation to emerging markets was detrimental to performance, as holdings in Brazil in particular underperformed versus the developed regions over the year. The Fund’s underweight to Japan and the U.K. also detracted from results, as those countries were among the best performing countries in relative terms for the year. Regardless, our managers still believe there are long-term structural issues in Japan, so the underweight there is likely to persist. Exposure to Canadian Energy and Materials stocks also hurt performance. Despite these negatives, the Fund benefited from its underweight to Europe, particularly Spain and Italy, while strong stock selection within Germany aided results, likely due to a flight to quality as sovereign debt issues flared during the time period. From a sector perspective, stock selection drove underperformance. Results were mixed, but negative overall. The Fund experienced strong stock selection within Industrials and Telecommunications, but this was more than offset by weak selection in the Energy and Information Technology sectors. Allocation at the sector level had little net impact on results. The underweight to Financials was beneficial, but was offset by the underweight to Consumer Staples and the overweight to Materials.

International Equity Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
International Equity Fund, Class A	(21.10)%	3.52%	(10.21)%	2.28%	2.31%
MSCI EAFE Index	(20.48)%	3.40%	(7.34)%	4.01%	3.06%

Comparison of Change in the Value of a $100,000 Investment in the International Equity Fund, Class A, versus the Morgan Stanley Capital International (MSCI) EAFE Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

World Equity Ex-US Fund

I. Objective

The objective of the World Equity Ex-US Fund (the “Fund”) is to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Acadian Asset Management LLC, EARNEST Partners LLC, JO Hambro Capital Management Limited, McKinley Capital Management, LLC, NFJ Investment Group LLC and Thornburg Investment Management LLC.

For the fiscal year ended May 31, 2012, EARNEST Partners was added to the Fund, while Artisan Partners LP and Quantitative Management Associates, LLC were terminated from the Fund.

III. Market Commentary

With the theme of uncertainty prevailing on a number of fronts, international equity markets experienced a sharp decline for the year under review. The largest concern entering the year was the eurozone sovereign debt saga. By the second half of 2011, however, the focus shifted from what would happen with Greece to questions regarding the financial strength of larger nations such as Germany and France, as it was assumed that they would ultimately have to step in and finance the debts of their weaker neighbors. The situation began to stabilize somewhat toward the end of the year, with the European Central Bank offering low interest rate loans to banks, which provided much needed liquidity. Entering 2012, the eurozone debt fears waned temporarily, bringing strong results in January and February, despite the fact that spreads on European sovereign debt remained extremely high. Fears relating to the possible development of nuclear weapons by Iran and the nationalization of integrated oil company YPF SA by the Argentine government shook the Energy sector early in 2012, but the lack of a meaningful resolution to the debt crisis in Europe, which was exacerbated by fears of contagion to Portugal and possibly Spain, dragged equity markets down near the end of the year. Additionally, while there were releases that contained improved economic data throughout the year, fears persisted due to the prospects of a hard landing for the Chinese and other emerging market domestic economies, along with worldwide concern regarding the potential for a double-dip recession in the U.S.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund outperformed the Morgan Stanley Capital International (MSCI) All Country World Ex-US

Index (the “Index”), returning (19.36)% versus the Index return of (20.49)%.

V. Fund Attribution

From a country/regional perspective, the Fund benefited strongly from stock selection within Germany — specifically consumer-driven stocks — as market participants flocked to the perceived safety of the country’s companies. Shrewd stock selection in Portugal also benefited the Fund, as did an underweight to Spain and Italy. Selection of Canadian Materials stocks also helped, as these held up better than the broad market. From a sector standpoint, the allocation among sectors drove performance, with stock selection having a mixed — but overall neutral — effect. An underweight to the Financials sector and an overweight to Health Care stocks had the greatest positive impact on performance, with most of the other sector positioning having marginally positive effects as well. In terms of stock selection, strong selection in the Energy sector was balanced by weak selection in Information Technology and Consumer Discretionary.

World Equity Ex-US Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
World Equity Ex-US Fund, Class A	(19.36)%	5.40%	(7.78)%	1.82%
MSCI All Country World Ex-US Index	(20.49)%	4.56%	(5.55)%	3.02%

Comparison of Change in the Value of a $100,000 Investment in the World Equity Ex-US Fund, Class A, versus the Morgan Stanley Capital International (MSCI) All Country World Ex-US Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 3/28/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

10	SEI Institutional Investments Trust / Annual Report / May 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Screened World Equity Ex-US Fund

I. Objective

The Screened World Equity Ex-US Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Acadian Asset Management LLC, EARNEST Partners, LLC, McKinley Capital Management, LLC and Thornburg Investment Management LLC.

For the fiscal year ended May 31, 2012, EARNEST Partners, LLC was added to the Fund, while Quantitative Management Associates, LLC was terminated from the Fund.

III. Market Commentary

With the theme of uncertainty prevailing on a number of fronts, international equity markets experienced a sharp decline for the year under review. The largest concern entering the year was the eurozone sovereign debt saga. By the second half of 2011, however, the focus shifted from what would happen with Greece to questions regarding the financial strength of larger nations such as Germany and France, as it was assumed that they would ultimately have to step in and finance the debts of their weaker neighbors. The situation began to stabilize somewhat toward the end of the year, with the European Central Bank offering low interest rate loans to banks, which provided much needed liquidity. Entering 2012, the eurozone debt fears waned temporarily, bringing strong results in January and February, despite the fact that spreads on European sovereign debt remained extremely high. Fears relating to the possible development of nuclear weapons by Iran and the nationalization of integrated oil company YPF SA by the Argentine government shook the Energy sector early in 2012, but the lack of a meaningful resolution to the debt crisis in Europe, which was exacerbated by fears of contagion to Portugal and possibly Spain, dragged equity markets down near the end of the year. Additionally, while there were releases that contained improved economic data throughout the year, fears persisted due to the prospects of a hard landing for the Chinese and other emerging market domestic economies, along with worldwide concern regarding the potential for a double-dip recession in the U.S.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund performed in line with the Morgan Stanley Capital International (MSCI) All Country World

Ex-US Index (the “Index”), returning (20.39)% versus the Index return of (20.49)%.

V. Fund Attribution

From a country/regional perspective, the Fund benefited strongly from stock selection in Japan, most notably in consumer-driven stocks. Within Germany, market participants flocked to the perceived safety of the country’s companies. This gave performance a notable boost as well. The underweight to Spain, Italy and Russia also benefited the Fund, as these countries drastically underperformed the broader market during the year. From a sector standpoint, allocation among sectors drove performance, with stock selection having a mixed — but overall negative — effect. The overweight to Health Care stocks made the largest positive contribution to performance, with most of the other sector positioning having marginally positive effects as well. The greatest contributor, however, was the combination of an overweight positioning to and strong stock selection within the Consumer Discretionary sector. Unfortunately, this positive effect was mitigated somewhat by weak selection within Materials and Financials.

Screened World Equity Ex-US Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Screened World Equity Ex-US Fund, Class A	(20.39)%	4.71%	(7.24)%
MSCI All Country World Ex-US Index	(20.49)%	4.56%	(5.58)%

Comparison of Change in the Value of a $100,000 Investment in the Screened World Equity Ex-US Fund, Class A, versus the Morgan Stanley Capital International (MSCI) All Country World Ex-US Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 6/30/08. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Enhanced LIBOR Opportunities Fund

I. Objective

The Enhanced LIBOR Opportunities Fund (the “Fund”) seeks to provide capital appreciation and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Ares Management, LLC and Wellington Management Company, LLP.

During the fiscal year ended May 31, 2012, Declaration Management & Research LLC was terminated from the Fund.

III. Market Commentary

For the fiscal year ended May 31, 2012, the non-Treasury sectors of the U.S. fixed-income market experienced strong volatility. During the first half of the year, dual sovereign debt challenges on both sides of the Atlantic and the fear of another economic recession in the U.S. caused the credit market to sell off, with volatility picking up dramatically. On August 2, the U.S. Congress raised the debt ceiling by $2.1 trillion, alleviating the imminent risk of Treasury default. However, Standard and Poor’s subsequently downgraded U.S. Treasuries to AA+. In mid-September, the Federal Open Market Committee announced further accommodative measures through “Operation Twist,” effectively extending the maturity of its Treasury portfolio and reinvesting the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasuries. The market turned the corner coming into 2012, as encouraging U.S. economic data and positive developments in Europe increased investor risk appetite in the first quarter. Most importantly, the European Central Bank’s three-year Long-Term Refinancing Operation significantly improved market liquidity and alleviated short-term funding pressures. The “risk-on” environment helped all non-Treasury sectors outperform Treasuries in the first quarter, and almost recouped all losses from the earlier flight to quality. In the second quarter of 2012, renewed concerns about the eurozone and weaker global economic data triggered another flight to quality. The fear that Greece would exit the eurozone, the recapitalization of Spanish banks and Moody’s Investors Services’ continuing bank downgrades set a pessimistic tone in the fixed-income market. U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke clearly indicated that he stood ready to act should conditions worsen. Once again, the “risk-off” environment pushed all non-Treasury sectors to post negative excess returns. However, the fixed-income community appeared to be more conservatively positioned versus the fall of 2011. As a result, the degree of underperformance in non-Treasury assets in the second quarter of 2012 was much more modest as compared to what was seen in 2011.

Due to global macro concerns and a highly accommodative Fed monetary policy, 10-year Treasury yields fell to record lows at the end of the year, moving from 3.06% to 1.56% on a year-over-year basis. Although non-Treasury sectors experienced high volatility during the year, the fundamentals continued to improve. The investment corporate market continued to see active new issuance, and corporate earnings were solid. After a few years of de-leveraging, financial companies now have much stronger balance sheets. More stringent regulations should enhance banks’ capital ratios and are perceived to be bondholder-friendly. In the meantime, housing prices are starting to stabilize and delinquency rates are trending lower. The lack of supply, strong investor demand and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund outperformed the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index (the “Index”), returning 2.49% versus the Index return of 0.38%.

V. Fund Attribution

The Fund benefited from an allocation to bank loans, as the Credit Suisse Leveraged Loan Index returned 2.23% during the year. In addition, an allocation to and security selection within non-agency mortgage-backed securities, particularly shorter-tenor senior residential mortgage-backed securities, added to performance, as liquidity improved within the market and helped to improve pricing transparency. An allocation to and security selection within

12	SEI Institutional Investments Trust / Annual Report / May 31, 2012

commercial mortgage-backed securities also added to performance, with the asset class benefiting from fading tail risk, continued positive U.S. economic news and investor demand. The Fund used derivatives, primarily Treasury futures, as a way to manage duration, yield-curve positioning and spread duration in a more efficient manner.

Enhanced LIBOR Opportunities Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Enhanced LIBOR Opportunities Fund, Class A	2.49%	6.90%	(2.20)%	(1.48)%
BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index	0.38%	0.39%	1.78%	2.09%

Comparison of Change in the Value of a $100,000 Investment in the Enhanced LIBOR Opportunities Fund, Class A, versus the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 12/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Core Fixed Income Fund

I. Objective

The Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Jennison Associates LLC, J.P. Morgan Investment Management, Inc., Metropolitan West Asset Management, LLC, Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited. There were no manager changes during the year.

III. Market Commentary

For the fiscal year ended May 31, 2012, the non-Treasury sectors of the U.S. fixed-income market experienced strong volatility. During the first half of the year, dual sovereign debt challenges on both sides of the Atlantic and the fear of another economic recession in the U.S. caused the credit market to sell off, with volatility picking up dramatically. On August 2, the U.S. Congress raised the debt ceiling by $2.1 trillion, alleviating the imminent risk of Treasury default. However, Standard and Poor’s subsequently downgraded U.S. Treasuries to AA+. In mid-September, the Federal Open Market Committee announced further accommodative measures through “Operation Twist,” effectively extending the maturity of its Treasury portfolio and reinvesting the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasuries. The market turned the corner coming into 2012, as encouraging U.S. economic data and positive developments in Europe increased investor risk appetite in the first quarter. Most importantly, the European Central Bank’s three-year Long-Term Refinancing Operation significantly improved market liquidity and alleviated short-term funding pressures. The “risk-on” environment helped all non-Treasury sectors outperform Treasuries in the first quarter, and almost recouped all losses from the earlier flight to quality. In the second quarter of 2012, renewed concerns about the eurozone and weaker global economic data triggered another flight to quality. The fear that Greece would exit the eurozone, the recapitalization of Spanish banks and Moody’s Investors Services’ continuing bank downgrades set a pessimistic tone in the fixed-income market. U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke clearly indicated that he stood ready to act should conditions worsen. Once again, the “risk-off” environment pushed all non-Treasury sectors to post negative excess returns. However, the investor community was much more cautious this time, and most investors were able to weather the storm.

Due to global macro concerns and a highly accommodative Fed monetary policy, 10-year Treasury yields fell to record lows at the end of the year, moving from 3.06% to 1.56% on a year-over-year basis. Although non-Treasury sectors experienced high volatility during the year, the fundamentals continued to improve. The investment corporate market continued to see active new issuance, and corporate earnings were solid. After a few years of de-leveraging, financial companies now have much stronger balance sheets. More stringent regulations should enhance banks’ capital ratios and are perceived to be bondholder-friendly. In the meantime, housing prices are starting to stabilize and delinquency rates are trending lower. The lack of supply, strong investor demand and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

For fiscal year ending May 31, 2012, the Fund outperformed the Barclays Capital Aggregate Bond Index (the “Index”), returning 7.98% versus the Index return of 7.12%.

V. Fund Attribution

The Fund’s tactical moves in sector allocation contributed to performance, as the market oscillated between “risk-on” and “risk-off” modes. Security selection within agency mortgage-backed securities (“MBS”) was also a major contributor. Overweight positions to corporate bonds (primarily Financials) and non-agency MBS detracted from performance as spreads widened. Credit default swaps were utilized to efficiently manage the Fund’s corporate exposure. An overweight to commercial mortgage-backed securities (“CMBS”) was a positive contributor. However, security selection offset some of the outperformance, as the Fund was invested in more

14	SEI Institutional Investments Trust / Annual Report / May 31, 2012

conservative securities relative to the benchmark (i.e., older-vintage, shorter-average-life securities). The Fund bought credit protection by utilizing credit default swaps on a basket of CMBS, which assisted in partially hedging systematic risk associated with the portfolio’s CMBS exposure. Duration exposure was a negative contributor due to the Fund’s shorter posture relative to the benchmark. However, this was offset by the Fund’s curve-flattening position, which outperformed as the Treasury yield curve flattened. Treasury futures were utilized to efficiently assist in managing the Fund’s duration and yield-curve exposure.

Core Fixed Income Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Core Fixed Income Fund, Class A	7.98%	10.45%	7.60%	6.34%	6.85%
Barclays Capital Aggregate Bond Index	7.12%	7.12%	6.72%	5.72%	6.49%

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A, versus the Barclays Capital Aggregate Bond Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

High Yield Bond Fund

I. Objective

The High Yield Bond Fund (the “Fund”) seeks to maximize total return.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Ares Management, LLC, Brigade Capital Management, LLC, Delaware Management Company, Guggenheim Partners Asset Management, LLC and J.P. Morgan Investment Management, Inc. There were no manager changes during the year.

III. Market Commentary

For the fiscal year ended May 31, 2012, the high-yield market, as measured by the BofA Merrill Lynch U.S. High Yield Constrained Index, returned 3.3%. Credit quality spreads widened 186 basis points (“bps”) to finish the year at 696 bps through a combination of declining U.S. Treasury yields and rising yields on high-yield bonds. The Moody’s U.S. Speculative Default Rate rose marginally to 3.1% from 2.7% one year ago, but remains below the 4.5% historical average. Liquid markets and improving financial metrics will serve as the tailwind that keeps default rates low. Over the last 12 months, more than $262 billion in new issuance has come to market, with over 54.0% for refinancing purposes. With refinancing continuing to dominate the issuance of high-yield bonds and loans, companies can lower debt costs, alleviate the large amount of securities that were scheduled to mature over the next few years and keep net new issuance from expanding. The technical conditions of the market remained positive, as high-yield mutual funds recorded inflows. However, they were volatile given market concerns about potential contagion emanating from the periphery of Europe, causing periods in which risk assets sold off but subsequently rallied back. With investors’ risk appetite weaker over the course of the entire year, CCC-rated bonds were the worst performers (after posting two years of outperformance). For the year, BB-rated bonds returned 4.85%, B-rated bonds returned 3.42% and CCC-rated bonds returned (1.36)%.

The best-performing sectors last year had exposure to the U.S. consumer, as the economy held up better in the U.S. (despite some significant headwinds) and the country’s consumer displayed its penchant for spending. After beginning the year with disruptions in parts of the supply chain due to the devastating earthquake in Japan, auto sales rebounded over the second half of the year and propelled the Automotive sector to the highest return of 9.67%. U.S. consumers continued to spend more of their discretionary income, enabling the Consumer Cyclical sector to produce the second highest return for the year. Another top-performing sector was Health Care, which is viewed as more defensive in nature. The sector benefited from a rebound after the market rationalized the impact of health-care legislation. The Utility sector, which struggled with record-low natural gas prices, underperformed. After posting strong returns in the prior year, the Insurance, Banking and Financial Services sectors underperformed, as concerns about the financial flexibility of banks pushed bond prices lower.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund outperformed the BofA Merrill Lynch U.S. High Yield Constrained Index (the “Index”), returning 5.09% versus the Index return of 3.30%.

V. Fund Attribution

The Fund’s security selection in the Technology sector enhanced relative performance. Security selection within the Basic Industry sector was also positive. An overweight to outperforming CCC-rated bonds helped results, as did an underweight to the underperforming Utility sector. An underweight to the outperforming Automotive sector detracted from returns.

High Yield Bond Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
High Yield Bond Fund, Class A	5.09%	19.85%	7.70%	8.51%
BofA Merrill Lynch U.S. High Yield Constrained Index	3.30%	16.55%	7.54%	8.39%

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, Class A, versus the BofA Merrill Lynch U.S. High Yield Constrained Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 12/5/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

16	SEI Institutional Investments Trust / Annual Report / May 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Long Duration Fund

I. Objective

The Long Duration Fund (the “Fund”) seeks return characteristics similar to those of high-quality corporate bonds, with a duration range of between nine and fourteen years.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Income Research & Management, Jennison Associates LLC, Legal & General Investment Management America, Inc. and Metropolitan West Asset Management LLC.

During the fiscal year ended May 31, 2012, Legal & General Investment Management America, Inc. was added to the Fund.

III. Market Commentary

For the fiscal year ended May 31, 2012, the non-Treasury sectors of the U.S. fixed-income market experienced strong volatility. During the first half of the year, dual sovereign debt challenges on both sides of the Atlantic and the fear of another economic recession in the U.S. caused the credit market to sell off, with volatility picking up dramatically. On August 2, the U.S. Congress raised the debt ceiling by $2.1 trillion, alleviating the imminent risk of Treasury default. However, Standard and Poor’s subsequently downgraded U.S. Treasurys to AA+. In mid-September, the Federal Open Market Committee announced further accommodative measures through “Operation Twist,” effectively extending the maturity of its Treasury portfolio and reinvesting the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasuries. The market turned the corner coming into 2012, as encouraging U.S. economic data and positive developments in Europe increased investor risk appetite in the first quarter. Most importantly, the European Central Bank’s three-year Long-Term Refinancing Operation significantly improved market liquidity and alleviated short-term funding pressures. The “risk-on” environment helped all non-Treasury sectors outperform Treasuries in the first quarter, and almost recouped all losses from the earlier flight to quality. In the second quarter of 2012, renewed concerns about the eurozone and weaker global economic data triggered another flight to quality. The fear that Greece would exit the eurozone, the recapitalization of Spanish banks and Moody’s Investors Services’ continuing bank downgrades set a pessimistic tone in the fixed-income market. U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke clearly indicated that he stood ready to act should conditions worsen. Once again, the “risk-off” environment pushed all non-Treasury sectors to post negative excess returns. However, the investor community was much more cautious this time, and most investors were able to weather the storm.

Due to global macro concerns and a highly accommodative Fed monetary policy, 10-year Treasury yields fell to record lows at the end of the year, moving from 3.06% to 1.56% on a year-over-year basis. Although non-Treasury sectors experienced high volatility during the year, the fundamentals continued to improve. The investment corporate market continued to see active new issuance, and corporate earnings were solid. After a few years of de-leveraging, financial companies now have much stronger balance sheets. More stringent regulations should enhance banks’ capital ratios and are perceived to be bondholder-friendly. In the meantime, housing prices are starting to stabilize and delinquency rates are trending lower. The lack of supply, strong investor demand and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund underperformed the Barclays Capital Long U.S. Government/Credit Index (the “Index”), returning 21.70% versus the Index return of 22.75%.

V. Attribution

Underperformance was the result of an overweight exposure to the corporate bond sector. The corporate overweight was focused on the Finance sector, which fared the worst among the other investment-grade corporate sectors. The Fund’s yield-curve flattening position helped offset some of the underperformance, as the Treasury yield curve flattened during the fiscal year. Treasury futures were utilized to efficiently assist in managing the Fund’s duration and yield-curve exposure. The Fund was underweight to Build America Bonds, which

SEI Institutional Investments Trust / Annual Report / May 31, 2012	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Long Duration Fund (Concluded)

also contributed to performance due to the sector’s underperformance relative to Treasuries. The drop in intermediate- and longer-term Treasury yields served to support the Fund’s strong absolute return.

Long Duration Fund

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Long Duration Fund, Class A	21.70%	16.76%	7.87%	6.55%
Barclays Capital Long U.S. Government/Credit Index	22.75%	15.60%	10.83%	8.71%

Comparison of Change in the Value of a $100,000 Investment in the Long Duration Fund, Class A, versus the Barclays Capital Long U.S. Government/Credit Index, the 60/40 Blended Benchmark Consisting of the BC U.S. Long Credit Index and the BC U.S. Long Government Index, the Barclays Capital U.S. Long Credit Index, and the Barclays Capital U.S. Long Government Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 4/21/04. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

[2]

This table compares the Fund’s average annual total returns to those of a broad-based index and the Fund’s 60/40 Blended Benchmark, which consists of the Barclays Capital U.S. Long Credit Index and the Barclays Capital U.S. Long Government Index. The Fund’s Blended Benchmark is designed to provide a useful comparison to the Fund’s overall performance and more accurately reflects the Fund’s investment strategy than the broad-based index.

18	SEI Institutional Investments Trust / Annual Report / May 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Ultra Short Duration Bond Fund

I. Objective

The Ultra Short Duration Bond Fund (the “Fund”) seeks to provide higher current income than what is typically offered by a money market fund, while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Logan Circle Partners, L.P. and Wellington Management Company, LLP.

During the fiscal year ended May 31, 2012, Logan Circle Partners, L.P. was added to the Fund.

III. Market Review

For the fiscal year ended May 31, 2012, the non-Treasury sectors of the U.S. fixed-income market experienced strong volatility. During the first half of the year, dual sovereign debt challenges on both sides of the Atlantic and the fear of another economic recession in the U.S. caused the credit market to sell off, with volatility picking up dramatically. On August 2, the U.S. Congress raised the debt ceiling by $2.1 trillion, alleviating the imminent risk of Treasury default. However, Standard and Poor’s subsequently downgraded U.S. Treasuries to AA+. In mid-September, the Federal Open Market Committee announced further accommodative measures through “Operation Twist,” effectively extending the maturity of its Treasury portfolio and reinvesting the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasuries. The market turned the corner coming into 2012, as encouraging U.S. economic data and positive developments in Europe increased investor risk appetite in the first quarter. Most importantly, the European Central Bank’s three-year Long-Term Refinancing Operation significantly improved market liquidity and alleviated short-term funding pressures. The “risk-on” environment helped all non-Treasury sectors outperform Treasuries in the first quarter, and almost recouped all losses from the earlier flight to quality. In the second quarter of 2012, renewed concerns about the eurozone and weaker global economic data triggered another flight to quality. The fear that Greece would exit the eurozone, the recapitalization of Spanish banks and Moody’s Investors Services’ continuing bank downgrades set a pessimistic tone in the fixed-income market. U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke clearly indicated that he stood ready to act should conditions worsen. Once again, the “risk-off” environment pushed all non-Treasury sectors to post negative excess returns. However, the investor community was much more cautious this time, and most investors were able to weather the storm.

Due to global macro concerns and a highly accommodative Fed monetary policy, 10-year Treasury yields fell to record lows at the end of the year, moving from 3.06% to 1.56% on a year-over-year basis. Although non-Treasury sectors experienced high volatility during the year, the fundamentals continued to improve. The investment corporate market continued to see active new issuance, and corporate earnings were solid. After a few years of de-leveraging, financial companies now have much stronger balance sheets. More stringent regulations should enhance banks’ capital ratios and are perceived to be bondholder-friendly. In the meantime, housing prices are starting to stabilize and delinquency rates are trending lower. The lack of supply, strong investor demand and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund outperformed the Barclays Short U.S. Treasury 9-12 Month Index (the “Index”), returning 0.86% versus the Index return of 0.28%.

V. Fund Attribution

The Fund’s large allocation to non-Treasury sectors outperformed, specifically the portfolio’s allocations to non-agency MBS, asset-backed securities and corporate securities. A barbell curve position also helped performance, as the yield curve flattened materially during the year. The Fund used Treasury futures to efficiently manage duration and yield-curve exposure.

Ultra Short Duration Bond Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Ultra Short Duration Bond Fund, Class A	0.86%	0.95%
Barclays Short U.S. Treasury 9-12 Month Index	0.28%	0.37%

Comparison of Change in the Value of a $100,000 Investment in the Ultra Short Duration Bond Fund, Class A, versus the Barclays Short U.S. Treasury 9-12 Month Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 2/28/11. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Emerging Markets Debt Fund

I. Objective

The Emerging Markets Debt Fund (the “Fund”) seeks to maximize total return.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2012: Ashmore Investment Management Limited, ING Investment Management Advisors, B.V. and Stone Harbor Investment Partners, L.P. There were no manager changes during the year.

III. Market Commentary

Emerging market debt, as measured by the J.P. Morgan EMBI Global Diversified Index, returned 7.01% during the year ended May 31, 2012.

Emerging markets debt began the year off of its earlier highs due to the crisis in Europe and the political stalemate in the U.S. over the debt ceiling. These matters contributed to greater downside risk and ultimately led to investor risk aversion. The market advanced higher on a continued rally in U.S. Treasuries, in which yields declined on a still accommodative U.S. Federal Reserve and European Central Bank, while higher coupons mitigated small price declines. Performance for the year was mixed across credit qualities, although higher-yielding countries were the best and worst performers — not surprising given their high-beta trends and typically low correlation with U.S. Treasuries.

Emerging markets corporate and local currency debt posted returns of 3.83% and (6.46)%, respectively. They both underperformed external debt during the year, driven primarily by risk aversion (although fundamentals of both sectors are strong and continue to improve). External debt has weathered the global macroeconomic storm fairly well, while local and corporate debt have experienced greater volatility and mixed absolute returns during this time.

The asset class remains fundamentally strong and is constantly displaying improvements in fiscal and monetary policy, sustainable growth and manageable debt profiles. This has resulted in the continuation of the credit upgrade trend, with countries like Indonesia, Latvia and Uruguay all receiving investment-grade status in the past year. A still sensitive macroeconomic environment could see volatility return, putting additional pressure on the asset class. However, emerging markets debt has proven itself as one of the better-positioned capital markets by recovering after each externally induced crisis. Risks from politics and inflation have historically haunted the asset class, but policy reform and commitment to policy continuity will help investors grow more comfortable with emerging markets debt as it evolves.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund underperformed the J.P. Morgan EMBI Global Diversified Index (the “Index”), returning 4.67% versus the Index return of 7.01%.

V. Fund Attribution

An allocation to corporate debt and an allocation to local currency debt detracted from returns. An overweight to higher-yielding countries also hurt, although security selection in higher-beta credits helped mitigate further underperformance.

A broad allocation to corporate debt, particularly in Brazil, China, Kazakhstan, Mexico and Russia, contributed to relative underperformance for the year. Local currency exposure, especially selection to Latin American currencies in Brazil and Mexico, added to negative relative returns. As the global growth outlook deteriorated, investors sold what they perceived to be riskier assets, pushing emerging markets foreign exchange valuations lower. The Mexican peso suffered from its correlation with a falling U.S. outlook, and the Brazilian real fell not only on growth outlooks, but also on various policy actions by the government to stem currency appreciation. An allocation to the Indian rupee also declined, as the country’s economy continues to learn to deal with inflation and growth problems. An overweight to Argentina subtracted from returns, as poor policy decisions and declining growth negatively impacted bond prices.

An underweight to higher-beta frontier countries added to returns, as most sold off on broader risk aversion. Security selection in Venezuela benefited as oil prices remained supportive and the prospect that

20	SEI Institutional Investments Trust / Annual Report / May 31, 2012

President Hugo Chavez could lose in the upcoming elections was well-received by the markets. An underweight to Hungary benefited, as the current account deficit, rising debt and political gridlock over financial aid caused its bonds to fall and its currency to depreciate.

Emerging Markets Debt Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Emerging Markets Debt Fund, Class A	4.67%	15.06%	8.69%	9.47%
J.P. Morgan EMBI Global Diversified Index	7.01%	12.38%	8.01%	8.40%

Comparison of Change in the Value of a $100,000 Investment in the Emerging Markets Debt Fund, Class A, versus the J.P. Morgan EMBI Global Diversified Index and the 50/50 Blended Benchmark Consisting of the J.P. Morgan EMBI Global Diversified Index and the J.P. Morgan GBI-EM Global Diversified Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 12/5/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Real Return Fund

I. Objective

The Real Return Fund (the “Fund”) seeks to provide a total return exceeding the rate of inflation.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). As of May 31, 2012, the Fund utilized Wellington Management Company, LLC. There were no manager changes during the year.

III. Market Commentary

For the fiscal year ended May 31, 2012, the non-Treasury sectors of the U.S. fixed-income market experienced strong volatility. During the first half of the year, dual sovereign debt challenges on both sides of the Atlantic and the fear of another economic recession in the U.S. caused the credit market to sell off, with volatility picking up dramatically. On August 2, the U.S. Congress raised the debt ceiling by $2.1 trillion, alleviating the imminent risk of Treasury default. However, Standard and Poor’s subsequently downgraded U.S. Treasuries to AA+. In mid-September, the Federal Open Market Committee announced further accommodative measures through “Operation Twist,” effectively extending the maturity of its Treasury portfolio and reinvesting the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasuries. The market turned the corner coming into 2012, as encouraging U.S. economic data and positive developments in Europe increased investor risk appetite in the first quarter. Most importantly, the European Central Bank’s three-year Long-Term Refinancing Operation significantly improved market liquidity and alleviated short-term funding pressures. The “risk-on” environment helped all non-Treasury sectors outperform Treasuries in the first quarter, and almost recouped all losses from the earlier flight to quality. In the second quarter of 2012, renewed concerns about the eurozone and weaker global economic data triggered another flight to quality. The fear that Greece would exit the eurozone, the recapitalization of Spanish banks and Moody’s Investors Services’ continuing bank downgrades set a pessimistic tone in the fixed-income market. U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke clearly indicated that he stood ready to act should conditions worsen. Once again, the “risk-off” environment pushed all non-Treasury sectors to post negative excess returns. However, the fixed-income community appeared to be more conservatively positioned versus the fall of 2011. As a result, the degree of underperformance in non-Treasury assets in the second quarter of 2012 was much more modest as compared to what was seen in 2011.

Due to global macro concerns and a highly accommodative Fed monetary policy, 10-year Treasury yields fell to record lows at the end of the year, moving from 3.06% to 1.56% on a year-over-year basis. Similarly, the Treasury Inflation-Protected Securities (“TIPS”) market experienced a higher level of volatility, as it faced geopolitical tension in the Middle East that resulted in higher energy prices. This was followed by weaker global economic data that led to lower demand and increased oil supply from Saudi Arabia, Iraq and the U.S. The five-year TIPS breakeven inflation rate, which is the difference in yield between nominal Treasuries and TIPs, narrowed from 2.10% to 1.70% for the fiscal year as inflation expectations decreased. This resulted in TIPS underperforming their nominal Treasury counterparts for the year.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2012, the Fund performed in line with the Barclays Capital U.S. Treasury Inflation Notes 1-5 Year Index (the “Index”), returning 2.15% versus the Index return of 2.15%.

V. Fund Attribution

The Fund performed in line with the benchmark, benefiting at the margin from tactical and timely allocations to nominal Treasuries. Security selection detracted from performance.

Real Return Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Real Return Fund, Class A	2.15%	4.82%	5.43%	5.39%
Barclays Capital U.S. Treasury Inflation Notes 1-5 Year Index	2.15%	4.82%	5.23%	5.12%

Comparison of Change in the Value of a $100,000 Investment in the Real Return Fund, Class A, versus the Barclays Capital U.S. Treasury Inflation Notes 1-5 Year Index, and the Barclays Capital U.S. Treasury Inflation Notes 1-10 Year Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 12/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

22	SEI Institutional Investments Trust / Annual Report / May 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Dynamic Asset Allocation Fund

I. Objective

The Dynamic Asset Allocation Fund (the “Fund”) seeks long-term total return.

II. Manager Approach Statement

For the period June 1, 2011 to April 30, 2012, the Fund used a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers during this time: First Quadrant LP. and Goldman Sachs Asset Management, L.P. Credit Suisse Asset Management, LLC was terminated.

For the period May 1, 2012 to May 31, 2012, an investment strategy change saw portfolio management for the Fund transition to SIMC’s Portfolio Strategies Group (“PSG”). Asset allocation decisions are now made by PSG using SSgA Funds Management, Inc. as the implementation manager. Installation of an implementation manager provides a manager whose sole responsibility is to execute PSG’s views as directed.

III. Market Commentary

After digesting and reacting to civil unrest in the Middle East and the subsequent potential impact of high oil prices to the fragile U.S. economy in early 2011, the market began to once again focus on the Greek sovereign debt crisis and its broader implications for other challenged countries in peripheral Europe. In the U.S., a political stalemate regarding the raising of the country’s debt ceiling roiled the markets, as the potential for a U.S. default came within days of becoming a reality. The market sold off sharply, and correlations among stocks spiked to levels not seen since the Great Depression — an indication that company-specific fundamentals were no longer driving stock returns. Violent volatility plagued the market in the following weeks. In the midst of these events, Standard & Poor’s downgraded the rating of U.S. debt for the first time in history. Defensive sectors such as Utilities and Consumer Staples performed best, as market participants sought relative safety. The selloff and volatility continued through the end of the third quarter. The avoidance of a crisis in the U.S. sent the market rallying through October, but it lost momentum in November when Italy began to show signs of weakness as its borrowing costs rose to its highest level since the adoption of the single currency. In the U.S., the Congressional “Super Committee” failed to come to an agreement on a deficit reduction plan. This also weighed on the market. As 2012 began, the situation in Europe took a backseat to the positive impact of improving U.S. economic indicators, most notably the country’s unemployment rate. The rally that began in October continued through the first quarter and volatility declined. However, it again stalled in the following two months, as the situation in Europe took center stage yet again, with Spain beginning to show signs of weakness and the Greek populous protesting the country’s harsh austerity measures.

IV. Return vs. Benchmark

For the period June 1, 2011 to April 30, 2012, the Fund returned 5.15% compared to 8.16% for its blended benchmark of 50% S&P 500 Index/50% Barclays 10-Year Treasury Bellwether Index.

For the period May 1, 2012 to May 31, 2012, the Fund returned (0.98)% compared to (5.28)% for its blended benchmark of 80% S&P 500 Index/10% iBoxx $ Liquid High Yield Index/10% J.P. Morgan EMBI Global Core Index.

V. Fund Attribution

For the period June 1, 2011 to April 30, 2012, an overweight to equity strategies at the expense of fixed-income strategies was the largest contributor to results. The Fund was equity underweight in August and September of 2011.

For the period May 1, 2012 to May 31, 2012, the main contributor to performance was the U.S. dollar (“USD”) hedge against the euro currency. The hedge accounted for approximately 60% of the Fund’s notional value as of month end. As the USD/euro exchange rate moved from 1.32 to 1.24, the Fund benefited due to its meaningful position against the euro.

Dynamic Asset Allocation Fund

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Annualized Inception to Date
Dynamic Asset Allocation Fund, Class A	3.73%	9.91%
S&P 500 Index	(0.41)%	12.26%

Comparison of Change in the Value of a $100,000 Investment in the Dynamic Asset Allocation Fund, Class A, versus the S&P 500 Index, and the 80/10/10 Blended Benchmark Consisting of the S&P 500 Index, the iBoxx $ Liquid High Yield Index and the J.P. Morgan EMBI Global Core Index

[1]

For the year ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 7/30/10. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that year; absent fee waivers and reimbursements, performance would have been lower.

[2]

This table compares the Fund’s average annual total returns to those of a broad-based index and the Fund’s 80/10/10 Blended Benchmark, which consists of the S&P 500 Index (80%), the iBoxx $ Liquid High Yield Index (10%) and the J.P. Morgan EMBI Global Core Index (10%). The Fund’s Blended Benchmark is designed to provide a useful comparison to the Fund’s overall performance and more accurately reflects the Fund’s investment strategy than the broad-based index.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2012 (Unaudited)

Multi-Asset Real Return Fund

I. Objective

The Multi-Asset Real Return Fund (the “Fund”) seeks return exceeding the rate of inflation.

II. Manager Approach Statement

The Fund uses a sub-adviser to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). SIMC may also directly manage a portion of the Fund’s portfolio. As of May 31, 2012, the Fund utilized AllianceBernstein L.P.

The Fund was established in July 2011; therefore, the manager listed above was added during the period.

III. Market Commentary

Global markets favored high-quality fixed-income assets relative to equities and commodities during the fiscal year ended May 31, 2012. A strong fourth quarter in 2011 and first quarter in 2012 for risk assets was not enough to offset the market volatility witnessed in the third quarter of 2011 and May of 2012. Similar to the summer of 2011, markets in May became skittish regarding the possible effects on global growth from the European debt crisis and slowing growth in emerging market countries. The MSCI ACWI returned (12.29)% while the Barclays Global Aggregate Index returned 2.32% for the trailing year ended May 31, 2012.

U.S. Treasury Inflation-Protected Securities (TIPS) exhibited positive returns, with stronger performance seen in longer-dated TIPS issues. Much of this strong performance may have been driven by a flight to safety, as opposed to overall concern about inflation in the U.S. Commodities and commodity-related equities both had nearly equal poor performance due to lower demand and concerns about future consumption, as a number of European economies contracted and emerging markets continued to cool off. U.S. real estate investment trusts (REITS) were a bright spot, performing relatively well over the year versus U.S. equities. Some of the strength in the REIT market could be attributed to demand showing signs of strengthening, fundamentals gradually improving and a scarcity of new supply in most markets.

IV. Return vs. Benchmark

For the since-inception period from July 29, 2011 to May 31, 2012, the Fund underperformed the Barclays Capital U.S. Treasury Inflation Notes 1-5 Year Index (the “Index”), returning (7.37)% versus the Index return of 0.50%.

V. Fund Attribution

The Fund’s overall underperformance was largely the result of equities and commodities underperforming U.S. TIPS by a meaningful margin during the period.

Since inception, unfavorable security selection within equities detracted from performance, with top-down positioning impacting overall performance relatively modestly. Fixed-income security selection had a neutral impact on performance, while unfavorable bottom-up stock selection within commodity stocks (and to a lesser extent within real estate) detracted from relative performance.

Top-down contribution from risk management trades involving shorting foreign currencies through the use of forward contracts and tactical hedging strategies using put options implemented in the first half of 2012, have been a positive contributor to performance. However, the impact of asset allocation decisions since inception has contributed negatively to overall top-down contribution, due primarily to the overweight position held in commodity stocks in 2012 having offset positive asset allocation contributions in 2011 (which was due principally to an overweight to fixed-income during August and September followed by a re-risking move into commodity stocks in the fall).

A strategic 50% hedge of the equity exposure through index total return swaps created a small drag on performance as U.S. equities posted positive returns over the period. Negative effects from short positions in Treasury futures and Treasury total return swaps were mostly offset from the positive duration effects from investment-grade credit holdings.

Multi-Asset Real Return Fund

AVERAGE ANNUAL TOTAL RETURN1

Cumulative Inception to Date
Multi-Asset Real Return Fund, Class A	(7.37)%
Barclays Capital U.S. Treasury Inflation Notes 1-5 Year Index	0.50%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Asset Real Return Fund, Class A, versus the Barclays Capital U.S. Treasury Inflation Notes 1-5 Year Index

[1]

For the period ended May 31, 2012. Past performance is not an indication of future performance. Class A shares were offered beginning 7/29/11. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

24	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 14.2%
Bed Bath & Beyond* (A)	0.6%	137,372	$9,925
CBS, Cl B	0.7	406,240	12,967
Coach	1.1	280,550	18,923
Johnson Controls (A)	0.5	318,299	9,593
Lowe’s	0.6	390,792	10,442
Macy’s	0.6	256,220	9,749
NIKE, Cl B	0.9	156,009	16,877
Nordstrom	0.5	201,300	9,536
priceline.com* (A)	0.6	16,200	10,133
Target	0.8	247,200	14,316
Time Warner Cable, Cl A (A)	0.6	144,010	10,859
Other Securities	6.7		117,608

			250,928

Consumer Staples — 9.0%
Costco Wholesale	1.2	246,647	21,308
Estee Lauder, Cl A	0.6	210,769	11,413
Mead Johnson Nutrition, Cl A	0.7	162,616	13,130
Philip Morris International	0.8	174,540	14,750
Whole Foods Market	0.8	157,588	13,964
Other Securities	4.9		85,785

			160,350

Energy — 8.7%
Chevron	1.4	252,400	24,813
ConocoPhillips (A)	0.8	264,720	13,808
EOG Resources	0.6	113,300	11,251
Exxon Mobil	1.1	255,100	20,058
Schlumberger (A)	0.6	164,496	10,404
Other Securities	4.2		74,726

			155,060

Financials — 14.2%
American Tower, Cl A‡	0.6	148,043	9,605
Capital One Financial	0.8	281,110	14,441
Citigroup	0.7	454,100	12,038

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	1.2%	630,820	$20,912
Wells Fargo	1.2	641,100	20,547
Other Securities	9.7		173,597

			251,140

Health Care — 11.8%
Allergan	0.9	169,400	15,288
Amgen	1.0	257,994	17,936
Celgene*	0.5	140,240	9,571
Merck	0.8	388,400	14,596
Pfizer	1.5	1,240,340	27,126
Other Securities	7.1		124,497

			209,014

Industrials — 8.4%
General Electric	1.0	917,030	17,506
Precision Castparts	0.6	67,614	11,238
Other Securities	6.8		119,630

			148,374

Information Technology — 22.2%
Adobe Systems*	1.0	566,527	17,591
Apple*	3.2	97,410	56,277
Autodesk*	0.5	301,729	9,661
Cisco Systems	0.6	655,700	10,708
EMC*	0.5	402,346	9,596
Google, Cl A*	1.4	42,980	24,965
Intel	1.5	1,009,044	26,074
International Business Machines	0.7	64,079	12,361
Intuit (A)	0.7	233,810	13,147
Mastercard, Cl A	1.3	58,166	23,645
Microsoft	0.6	352,500	10,289
Oracle	0.6	421,450	11,156
Qualcomm	1.6	501,191	28,723
Visa, Cl A	0.9	140,075	16,137
Other Securities	7.1		123,767

			394,097

Materials — 2.7%
Other Securities	2.7		48,416

Telecommunication Services — 3.0%
AT&T	1.2	655,760	22,407
Crown Castle International*	0.7	219,000	11,957
Verizon Communications	1.1	464,276	19,333
Other Securities	0.0		162

			53,859

Utilities — 2.1%
Other Securities	2.1		37,695

Total Common Stock (Cost $1,531,606) ($ Thousands)			1,708,933

SEI Institutional Investments Trust / Annual Report / May 31, 2012	25

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund (Concluded)

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

WARRANT — 0.0%
Other Securities	0.0%		$281

Total Warrant (Cost $235) ($ Thousands)			281

AFFILIATED PARTNERSHIP — 7.3%
SEI Liquidity Fund, L.P. 0.170%†** (B)	7.3	130,858,729	129,964

Total Affiliated Partnership (Cost $130,859) ($ Thousands)			129,964

CASH EQUIVALENTS — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100%†**	2.8	49,845,264	49,845
Other Securities	0.1		1,474

Total Cash Equivalents (Cost $51,319) ($ Thousands)			51,319

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4		6,667

Total U.S. Treasury Obligations (Cost $6,667) ($ Thousands)			6,667

Total Investments — 106.9% (Cost $1,720,686) ($ Thousands)			$1,897,164

A list of the open futures contracts held by the Fund at May 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	525	Jun-2012	$(1,537)
S&P Mid 400 Index E-MINI	84	Jun-2012	(296)

			$(1,833)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages	are based on a Net Assets of $1,774,178 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $123,579 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $129,964 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poors

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,708,933	$—	$—	$1,708,933
Warrant	281	—	—	281
Affiliated Partnership	—	129,964	—	129,964
Cash Equivalents	49,845	1,474	—	51,319
U.S. Treasury Obligations	—	6,667	—	6,667

Total Investments in Securities	$1,759,059	$138,105	$—	$1,897,164

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,833)	$—	$—	$(1,833)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 95.8%

Consumer Discretionary — 16.3%
Bed Bath & Beyond*	0.9%	38,646	$2,792
Coach	1.0	49,236	3,321
Home Depot	0.5	35,040	1,729
Johnson Controls	0.7	78,060	2,353
Lowe’s	0.8	91,274	2,439
NIKE, Cl B	1.5	45,066	4,875
Nordstrom	0.7	45,240	2,143
priceline.com*	0.8	4,075	2,549
Staples	0.6	145,325	1,910
Target	0.9	47,613	2,757
TJX	0.7	50,400	2,140
Other Securities	7.2		23,130

			52,138

Consumer Staples — 8.0%
Colgate-Palmolive	0.6	18,775	1,846
Costco Wholesale	0.8	29,038	2,509
Philip Morris International	0.8	31,800	2,687
Whole Foods Market	0.9	31,359	2,779
Other Securities	4.9		15,738

			25,559

Energy — 8.5%
Chevron	0.8	25,800	2,536
EOG Resources	0.9	28,550	2,835
Exxon Mobil	1.8	73,850	5,807
Kinder Morgan	0.8	70,982	2,427
Other Securities	4.2		13,784

			27,389

Financials — 8.7%
American Tower, Cl A‡	1.0	46,840	3,039
IntercontinentalExchange*	0.6	16,400	2,008
Progressive	0.7	96,200	2,090
Other Securities	6.4		20,785

			27,922

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 10.0%
Allergan	0.9%	33,300	$3,005
Amgen	0.8	36,197	2,516
Celgene*	1.0	46,017	3,141
Novo Nordisk ADR	0.6	14,300	1,913
Pfizer	1.1	153,850	3,365
Other Securities	5.6		18,075

			32,015

Industrials — 7.9%
General Electric	0.8	137,400	2,623
Lockheed Martin	0.5	21,200	1,755
Northrop Grumman	0.6	33,875	1,990
Other Securities	6.0		18,969

			25,337

Information Technology — 25.1%
Adobe Systems*	1.7	175,606	5,453
Apple*	3.2	17,975	10,385
Autodesk*	0.6	62,083	1,988
Automatic Data Processing	0.7	40,900	2,133
Cisco Systems	1.0	193,175	3,155
EMC*	0.7	88,792	2,118
Google, Cl A*	1.4	7,675	4,458
Intel	1.8	220,052	5,686
International Business Machines	1.5	24,397	4,706
Intuit	0.7	40,700	2,289
Mastercard, Cl A	1.3	10,075	4,096
Microsoft	1.3	143,725	4,195
Oracle	0.9	101,954	2,699
Qualcomm	1.7	94,629	5,423
Teradata*	0.5	26,800	1,781
VeriSign*	0.7	53,850	2,059
Visa, Cl A	1.5	43,150	4,971
Other Securities	3.9		12,892

			80,487

Materials — 4.7%
Other Securities	4.7		15,225

Telecommunication Services — 2.6%
Crown Castle
International*	1.0	58,700	3,205
Verizon Communications	1.3	98,948	4,120
Other Securities	0.3		945

			8,270

Utilities — 4.0%
NextEra Energy	0.7	33,050	2,159
Other Securities	3.3		10,822

			12,981

Total Common Stock (Cost $288,244) ($ Thousands)			307,323

SEI Institutional Investments Trust / Annual Report / May 31, 2012	27

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund (Concluded)

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE-TRADED FUND — 0.5%
Other Securities	0.5%		$1,694

Total Exchange-Traded Fund (Cost $1,662) ($ Thousands)			1,694

WARRANT — 0.0%
Other Securities	0.0		94

Total Warrant (Cost $79) ($ Thousands)			94

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†**	3.2	10,050,587	10,051

Total Cash Equivalent (Cost $10,051) ($ Thousands)			10,051

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		636

Total U.S. Treasury Obligations (Cost $636) ($ Thousands)			636

Total Investments — 99.7% (Cost $300,672) ($ Thousands)			$319,798

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	102	Jun-2012	$(457)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $320,907 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

††	More narrow industries are utilized for compliance purposes whereas broader sectors are utilized for reporting purposes.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$307,323	$—	$—	$307,323
Exchange-Traded Fund	1,694	—	—	1,694
Warrant	94	—	—	94
Cash Equivalent	10,051	—	—	10,051
U.S. Treasury Obligations	—	636	—	636

Total Investments in Securities	$319,162	$636	$—	$319,798

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(457)	$—	$—	$(457)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 84.5%

Consumer Discretionary — 10.5%
Comcast, Cl A (A)	0.5%	840,625	$24,143
Home Depot (A)	0.5	528,056	26,054
Macy’s	0.6	907,664	34,537
McDonald’s	0.5	287,232	25,661
Ross Stores	0.6	522,260	33,023
Viacom, Cl B	0.7	738,728	35,260
Walt Disney	0.4	520,109	23,774
Other Securities	6.7		367,375

			569,827

Consumer Staples — 8.5%
Coca-Cola Enterprises	0.5	924,992	25,308
CVS Caremark	0.7	874,883	39,317
Kraft Foods, Cl A	0.8	1,082,529	41,428
PepsiCo	0.6	498,849	33,847
Philip Morris International	0.9	550,655	46,536
Wal-Mart Stores	0.9	774,199	50,958
Other Securities	4.1		225,468

			462,862

Energy — 9.3%
Chevron	1.9	1,057,872	103,999
ConocoPhillips (A)	0.7	717,391	37,419
Exxon Mobil	2.5	1,702,303	133,852
National Oilwell Varco	0.5	396,273	26,451
Occidental Petroleum	0.7	445,987	35,353
Schlumberger (A)	0.7	580,701	36,729
Other Securities	2.3		133,050

			506,853

Financials — 11.4%
American Express	0.8	745,993	41,649
Citigroup	1.1	2,244,350	59,498
Goldman Sachs Group	0.5	252,522	24,166
JPMorgan Chase	1.0	1,719,332	56,996
Wells Fargo	1.7	2,810,583	90,079
Other Securities	6.3		345,202

			617,590

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 10.7%
Amgen	1.0%	769,084	$53,467
Eli Lilly	0.5	724,202	29,656
Gilead Sciences*	0.5	526,611	26,304
Johnson & Johnson	1.3	1,084,956	67,734
Merck	0.7	1,054,727	39,637
Pfizer	1.0	2,429,756	53,139
UnitedHealth Group	0.7	660,676	36,846
Other Securities	5.0		273,246

			580,029

Industrials — 7.7%
Caterpillar	0.5	274,856	24,083
General Electric	1.1	3,081,659	58,829
Honeywell International	1.0	984,304	54,786
Other Securities	5.1		280,222

			417,920

Information Technology — 18.9%
Apple*	4.4	413,364	238,813
Cisco Systems	1.2	4,003,049	65,370
Google, Cl A*	0.9	82,483	47,911
Intel	1.3	2,795,866	72,245
International Business Machines	2.1	576,144	111,138
Mastercard, Cl A	0.5	64,857	26,365
Microsoft	1.5	2,785,104	81,297
Oracle	1.0	2,003,477	53,032
Qualcomm	0.9	878,034	50,320
Texas Instruments	0.5	842,496	23,994
Visa, Cl A	0.5	236,982	27,300
Other Securities	4.1		232,103

			1,029,888

Materials — 3.4%
Freeport-McMoRan
Copper & Gold, Cl B	0.6	1,019,155	32,654
Other Securities	2.8		151,028

			183,682

Telecommunication Services — 1.5%
AT&T	0.7	1,074,620	36,720
Verizon Communications	0.7	912,664	38,003
Other Securities	0.1		7,932

			82,655

Utilities — 2.6%
AES*	0.6	2,676,395	32,358
Other Securities	2.0		108,916

			141,274

Total Common Stock (Cost $4,338,511) ($ Thousands)			4,592,580

SEI Institutional Investments Trust / Annual Report / May 31, 2012	29

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund (Concluded)

May 31, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

WARRANT — 0.0%
Other Securities	0.0%		$152

Total Warrant (Cost $127) ($ Thousands)			152

AFFILIATED PARTNERSHIPS — 16.3%
SEI LIBOR Plus Portfolio†	11.0	83,124,748	597,667
SEI Liquidity Fund, L.P. 0.170%†** (B)	5.3	298,225,493	291,203

Total Affiliated Partnerships (Cost $1,060,816) ($ Thousands)			888,870

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†**	3.6	196,311,256	196,311

Total Cash Equivalent (Cost $196,311) ($ Thousands)			196,311

U.S. TREASURY OBLIGATIONS (C) (D) — 1.4%
U.S. Treasury Bills
0.050%, 09/20/12	1.3	$72,959	72,940
0.040%, 06/28/12	0.1	2,931	2,931

Total U.S. Treasury Obligations (Cost $75,877) ($ Thousands)			75,871

Total Investments — 105.8% (Cost $5,671,642) ($ Thousands)			$5,753,784

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	1,746	Jun-2012	$(6,708)
S&P Composite Index	2,059	Jun-2012	(23,954)

			$(30,662)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $5,436,390 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $290,646 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $291,203 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,592,580	$—	$—	$4,592,580
Warrant	152	—	—	152
Affiliated Partnerships	597,667	291,203	—	888,870
Cash Equivalent	196,311	—	—	196,311
U.S. Treasury Obligations	—	75,871	—	75,871

Total Investments in Securities	$5,386,710	$367,074	$—	$5,753,784

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(30,662)	$—	$—	$(30,662)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 11.8%
Amazon.com*	0.6%	33,289	$7,088
Comcast, Cl A	0.6	252,325	7,295
Home Depot (A)	0.6	146,215	7,214
McDonald’s	0.7	94,880	8,477
Walt Disney	0.6	163,772	7,486
Other Securities	8.7		111,192

			148,752

Consumer Staples — 10.1%
Altria Group	0.5	191,540	6,166
Coca-Cola	1.1	180,720	13,505
Coca-Cola Enterprises	0.0	27,915	764
CVS Caremark	0.4	117,252	5,269
Kraft Foods, Cl A	0.5	151,206	5,787
PepsiCo	0.8	144,552	9,808
Philip Morris International	1.1	162,668	13,747
Procter & Gamble	1.3	255,374	15,907
Wal-Mart Stores	0.9	162,379	10,688
Other Securities	3.5		45,715

			127,356

Energy — 9.8%
Chevron	1.4	183,902	18,079
ConocoPhillips (A)	0.5	121,476	6,336
Exxon Mobil	2.7	427,738	33,633
Occidental Petroleum	0.5	74,354	5,894
Schlumberger	0.6	124,163	7,853
Other Securities	4.1		51,296

			123,091

Financials — 14.5%
American Express	0.4	96,134	5,367
Bank of America	0.6	981,863	7,217
Berkshire Hathaway, Cl B*	1.0	160,100	12,706
Citigroup	0.6	265,804	7,046
JPMorgan Chase	1.0	363,534	12,051
SEI† (B)	0.0	14,442	259
US Bancorp	0.4	176,297	5,485

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.2%	449,966	$14,421
Other Securities	9.3		116,979

			181,531

Health Care — 11.3%
Abbott Laboratories	0.7	142,176	8,785
Amgen	0.4	72,858	5,065
Bristol-Myers Squibb	0.4	156,059	5,203
Johnson & Johnson	1.3	250,809	15,658
Merck	0.8	282,343	10,610
Pfizer	1.2	684,980	14,980
UnitedHealth Group	0.5	99,120	5,528
Other Securities	6.0		76,684

			142,513

Industrials — 10.6%
3M (A)	0.4	65,033	5,489
Caterpillar (A)	0.4	58,988	5,169
General Electric	1.5	970,223	18,522
Union Pacific (A)	0.4	44,916	5,004
United Parcel Service, Cl B	0.4	67,241	5,039
United Technologies	0.5	83,690	6,202
Other Securities	7.0		87,211

			132,636

Information Technology — 18.7%
Apple*	3.9	84,645	48,902
Cisco Systems	0.7	503,127	8,216
Google, Cl A*	1.1	23,029	13,376
Intel	0.9	457,058	11,810
International Business Machines	1.7	110,798	21,373
Microsoft	1.6	678,900	19,817
Oracle	0.8	351,420	9,302
Qualcomm	0.7	152,759	8,755
Visa, Cl A	0.5	47,800	5,507
Other Securities	6.8		88,005

			235,063

Materials — 3.8%
Other Securities	3.8		47,423

Telecommunication Services — 2.9%
AT&T	1.5	541,733	18,511
Verizon Communications	0.9	258,776	10,775
Other Securities	0.5		6,949

			36,235

Utilities — 3.7%
Other Securities	3.7		46,151

Total Common Stock (Cost $1,081,582) ($ Thousands)			1,220,751

SEI Institutional Investments Trust / Annual Report / May 31, 2012	31

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Index Fund (Concluded)

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

WARRANT — 0.0%
Other Securities	0.0%		$101

Total Warrant (Cost $84) ($ Thousands)			101

AFFILIATED PARTNERSHIP — 9.9%
SEI Liquidity Fund, L.P. 0.170%†** (C)	9.9	125,197,658	124,102

Total Affiliated Partnership (Cost $125,198) ($ Thousands)			124,102

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†**	3.3	40,836,488	40,836

Total Cash Equivalent (Cost $40,836) ($ Thousands)			40,836

U.S. TREASURY OBLIGATION (D) — 0.2%
Other Securities	0.2		2,950

Total U.S. Treasury Obligation (Cost $2,950) ($ Thousands)			2,950

Total Investments — 110.6% (Cost $1,250,650) ($ Thousands)			$1,388,740

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	631	Jun-2012	$(3,065)
S&P Mid 400 Index E-MINI	50	Jun-2012	(366)

			$(3,431)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages	are based on a Net Assets of $1,255,669 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $125,143 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $124,102 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,220,751	$—	$—	$1,220,751
Warrant	101	—	—	101
Affiliated Partnership	—	124,102	—	124,102
Cash Equivalent	40,836	—	—	40,836
U.S. Treasury Obligation	—	2,950	—	2,950

Total Investments in Securities	$1,261,688	$127,052	$—	$1,388,740

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(3,431)	$—	$—	$(3,431)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 13.3%
BJ’s Restaurants* (A)	0.3%	44,603	$1,953
Francesca’s Holdings* (A)	0.3	81,230	1,906
Life Time Fitness* (A)	0.3	44,879	1,923
Matthews International, Cl A (A)	0.3	71,478	2,153
National CineMedia	0.4	202,315	2,729
Regis (A)	0.3	134,826	2,469
Scientific Games, Cl A*	0.2	222,435	1,900
Skullcandy* (A)	0.3	152,336	1,999
WMS Industries*	0.3	92,586	1,901
Zumiez* (A)	0.4	83,759	3,081
Other Securities	10.2		78,356

			100,370

Consumer Staples — 2.6%
Other Securities	2.6		19,777

Energy — 6.6%
Berry Petroleum, Cl A (A)	0.3	48,147	1,873
Comstock Resources* (A)	0.3	165,413	2,473
Goodrich Petroleum* (A)	0.3	165,807	2,449
World Fuel Services (A)	0.3	53,353	2,001
Other Securities	5.4		41,161

			49,957

Financials — 20.4%
Alterra Capital Holdings (A)	0.3	91,685	2,036
CNO Financial Group (A)	0.2	271,000	1,859
Endurance Specialty Holdings	0.3	53,719	2,098
Financial Engines* (A)	0.3	97,751	2,051
Jones Lang LaSalle	0.3	28,596	2,073
Mid-America Apartment Communities‡	0.4	42,162	2,841
ProAssurance	0.3	25,926	2,285
Signature Bank NY* (A)	0.3	32,744	2,011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Simon Property Group‡	0.3%	15,241	$2,248
Other Securities	17.7		134,159

			153,661

Health Care — 11.8%
Ariad Pharmaceuticals* (A)	0.3	142,646	2,364
WellCare Health Plans*	0.3	35,213	1,988
Other Securities	11.2		84,719

			89,071

Industrials — 17.2%
Acacia Research*	0.3	53,668	1,866
EMCOR Group	0.3	94,450	2,583
FTI Consulting* (A)	0.3	65,500	2,068
G&K Services, Cl A	0.3	65,545	1,913
Polypore International* (A)	0.4	88,391	3,270
Tetra Tech* (A)	0.4	113,838	2,845
Wabash National* (A)	0.3	357,697	2,490
Wabtec	0.3	28,649	2,080
WESCO International* (A)	0.3	32,454	1,931
Other Securities	14.3		108,707

			129,753

Information Technology — 17.7%
Cavium* (A)	0.3	95,579	2,314
CoStar Group* (A)	0.4	35,183	2,600
Diebold	0.3	58,148	2,152
EarthLink	0.2	228,435	1,844
Gartner*	0.3	47,357	1,926
Jack Henry & Associates	0.3	71,763	2,369
Mellanox Technologies*	0.3	33,995	2,055
Parametric Technology*	0.5	170,084	3,436
SolarWinds* (A)	0.3	48,190	2,210
VistaPrint*	0.3	64,007	2,169
Other Securities	14.5		110,008

			133,083

Materials — 4.0%
PolyOne	0.3	143,570	1,900
Sensient Technologies	0.3	54,030	1,973
Other Securities	3.4		26,335

			30,208

Telecommunication Services — 0.7%
Other Securities	0.7		4,766

Utilities — 2.1%
Cleco	0.3	49,348	2,015
Portland General Electric	0.3	103,143	2,594
Other Securities	1.5		11,144

			15,753

Total Common Stock (Cost $744,594) ($ Thousands)			726,399

SEI Institutional Investments Trust / Annual Report / May 31, 2012	33

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund (Concluded)

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE-TRADED FUNDS —0.4%
Other Securities	0.4%		$2,803

Total Exchange-Traded Funds (Cost $2,790) ($ Thousands)			2,803

CONVERTIBLE BONDS — 0.0%

Consumer Discretionary — 0.0%
Other Securities	0.0		28

Energy — 0.0%
Other Securities	0.0		143

Financials — 0.0%
Other Securities	0.0		2

Total Convertible Bonds (Cost $646) ($ Thousands)			173

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Other Securities	0.0		154

Energy — 0.0%
Other Securities	0.0		44

Financials — 0.0%
Other Securities	0.0		—

Total Preferred Stock (Cost $1,003) ($ Thousands)			198

WARRANTS — 0.0%
Other Securities	0.0		—
Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 26.3%
SEI Liquidity Fund, L.P. 0.170%**† (B)	26.3	203,999,268	197,888

Total Affiliated Partnership (Cost $203,999) ($ Thousands)			197,888

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%**†	4.6	34,817,439	34,817

Total Cash Equivalent (Cost $34,817) ($ Thousands)			34,817

Description	Percentage of Net Assets (%)	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills 0.069%, 06/28/12 (C) (D)	0.4%	$2,810	$2,810
Other Securities	0.1		758

Total U.S. Treasury Obligations (Cost $3,568) ($ Thousands)			3,568

Total Investments — 128.2% (Cost $991,417) ($ Thousands)			$965,846

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	397	Jun-2012	$(2,010)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $753,232 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $197,048 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $197,888 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

NY — New York

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$726,209	$3	$187	$726,399
Exchange-Traded Funds	2,803	—	—	2,803
Convertible Bonds	—	145	28	173
Preferred Stock	—	198	—	198
Warrants	—	—	—	—
Affiliated Partnership	—	197,888	—	197,888
Cash Equivalent	34,817	—	—	34,817
U.S. Treasury Obligations	—	3,568	—	3,568

Total Investments in Securities	$763,829	$201,802	$215	$965,846

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(2,010)	$—	$—	$(2,010)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

34	SEI Institutional Investments Trust / Annual Report / May 31, 2012

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2011	$261	$114
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	152
Change in unrealized appreciation/(depreciation)	(74)	(86)
Purchases	—	—
Sales	—	(152)
Net transfer into Level 3	—	—
Net transfer out of Level 3	—	—

Ending balance as of May 31, 2012	$187	$28

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(74)	$(86)

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	35

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap II Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.4%

Consumer Discretionary — 14.0%
ANN*	0.4%	8,685	$234
BJ’s Restaurants*	0.4	5,273	231
Cooper Tire & Rubber	0.5	19,953	309
Francesca’s Holdings*	0.3	7,947	186
Scientific Games, Cl A*	0.3	23,539	201
Select Comfort*	0.4	7,962	218
Zumiez*	0.4	6,532	240
Other Securities	11.3		7,080

			8,699

Consumer Staples — 4.6%
Casey’s General Stores	0.4	4,249	241
Fresh Del Monte Produce	0.3	8,400	197
Ingredion	0.4	4,798	245
Lancaster Colony	0.3	2,700	182
Other Securities	3.2		1,976

			2,841

Energy — 4.7%
Berry Petroleum, Cl A	0.4	6,195	241
Other Securities	4.3		2,683

			2,924

Financials — 18.3%
Employers Holdings	0.4	12,779	216
Endurance Specialty Holdings	0.4	6,152	240
Horace Mann Educators	0.4	15,596	267
Iberiabank	0.4	4,871	236
Infinity Property & Casualty	0.4	5,036	270
Mid-America Apartment Communities‡	0.6	5,265	355
National Penn Bancshares	0.3	23,164	206
PacWest Bancorp	0.4	10,873	248
Platinum Underwriters Holdings	0.3	5,307	193
ProAssurance	0.5	3,302	291
Signature Bank NY*	0.4	4,085	251
Zions Bancorporation	0.4	12,525	238
Other Securities	13.4		8,375

			11,386

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.2%
Akorn*	0.5%	21,038	$287
HealthSouth*	0.3	10,125	194
HMS Holdings*	0.3	6,859	184
ICU Medical*	0.3	3,661	188
PDL BioPharma	0.4	34,500	224
Volcano*	0.3	7,362	210
Other Securities	9.1		5,692

			6,979

Industrials — 15.1%
Actuant, Cl A	0.4	9,262	242
Advisory Board*	0.4	2,354	228
G&K Services, Cl A	0.4	8,614	251
Genesee & Wyoming, Cl A*	0.3	3,739	187
Hexcel*	0.4	10,757	262
IDEX	0.5	7,206	286
Interface, Cl A	0.3	15,994	203
Teledyne Technologies*	0.4	4,315	257
Tetra Tech*	0.4	9,583	239
TrueBlue*	0.3	12,210	183
Other Securities	11.3		7,027

			9,365

Information Technology — 14.5%
Aspen Technology*	0.4	9,990	221
CoStar Group*	0.3	2,750	203
Emulex*	0.3	28,130	189
Parametric Technology*	0.6	19,541	395
QLIK Technologies*	0.3	7,949	181
SolarWinds*	0.3	4,704	216
Other Securities	12.3		7,601

			9,006

Materials — 3.9%
Other Securities	3.9		2,414

Telecommunication Services — 0.4%
Other Securities	0.4		217

Utilities — 2.7%
Cleco	0.4	5,627	230
Great Plains Energy	0.5	17,219	343
Portland General Electric	0.5	12,167	306
Other Securities	1.3		804

			1,683

Total Common Stock (Cost $57,509) ($ Thousands)			55,514

36	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 2000 Index Fund	0.4%	3,263	$249
Other Securities	0.3		163

Total Exchange-Traded Funds (Cost $424) ($ Thousands)			412

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†**	3.0	1,833,696	1,834

Total Cash Equivalent (Cost $1,834) ($ Thousands)			1,834

U.S. TREASURY OBLIGATION (A) — 0.1%
Other Securities	0.1		82

Total U.S. Treasury Obligation (Cost $82) ($ Thousands)			82

Total Investments — 93.2% (Cost $59,849) ($ Thousands)			$57,842

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	68	Jun-2012	$(23)

For the year ended May 31, 2012, the total amount of all future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $62,066 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

NY — New York

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,514	$—	$—	$55,514
Exchange-Traded Funds	412	—	—	412
Cash Equivalent	1,834	—	—	1,834
U.S. Treasury Obligation	—	82	—	82

Total Investments in Securities	$57,760	$82	$—	$57,842

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(23)	$—	$—	$(23)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	37

SUMMARY SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 14.0%
American Eagle Outfitters	0.3%	344,098	$6,645
Buffalo Wild Wings* (A)	0.3	75,110	6,393
Dick’s Sporting Goods (A)	0.3	133,550	6,210
DR Horton (A)	0.4	458,362	7,609
DSW, Cl A	0.4	136,720	8,159
Hibbett Sports* (A)	0.4	128,506	7,200
Penn National Gaming*	0.3	129,905	5,969
Wyndham Worldwide (A)	0.3	116,223	5,788
Other Securities	11.3		221,015

			274,988

Consumer Staples — 2.8%
Casey’s General Stores (A)	0.4	155,177	8,788
Other Securities	2.4		47,562

			56,350

Energy — 5.5%
Berry Petroleum, Cl A (A)	0.3	152,815	5,946
Dresser-Rand Group*	0.3	132,278	5,804
Dril-Quip* (A)	0.3	94,930	5,752
Other Securities	4.6		92,325

			109,827

Financials — 20.3%
American Financial Group	0.3	165,147	6,423
Equity Residential‡	0.3	89,000	5,438
Huntington Bancshares	0.3	866,089	5,664
Lexington Realty Trust‡ (A)	0.3	653,766	5,433
ProAssurance	0.3	66,767	5,885
Simon Property Group‡	0.4	49,879	7,358
Western Alliance Bancorp*	0.3	664,923	5,798
Zions Bancorporation (A)	0.5	483,287	9,197
Other Securities	17.6		352,078

			403,274

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.8%
Cooper (A)	0.3%	75,897	$6,465
Gen-Probe* (A)	0.5	119,625	9,679
HealthSouth*	0.4	382,552	7,322
PAREXEL International*	0.3	236,769	6,336
Questcor Pharmaceuticals* (A)	0.4	188,301	7,796
Salix Pharmaceuticals* (A)	0.4	148,560	7,697
SXC Health Solutions* (A)	0.4	76,808	6,890
Volcano* (A)	0.4	254,091	7,264
WellCare Health Plans*	0.3	114,945	6,491
Other Securities	8.4		165,647

			231,587

Industrials — 15.9%
BE Aerospace*	0.5	206,082	8,927
Landstar System	0.5	176,658	9,310
MSC Industrial Direct, Cl A	0.4	112,545	8,071
Old Dominion Freight Line* (A)	0.4	191,937	8,361
Polypore International* (A)	0.5	283,865	10,500
Robbins & Myers	0.3	129,504	5,904
Roper Industries (A)	0.4	79,592	8,056
TransDigm Group*	0.3	45,822	5,636
Other Securities	12.6		254,869

			319,634

Information Technology — 16.6%
Cadence Design Systems* (A)	0.3	599,660	6,117
CoStar Group* (A)	0.4	103,975	7,683
Parametric Technology* (A)	0.3	324,702	6,559
SolarWinds* (A)	0.3	132,141	6,060
Solera Holdings	0.4	159,420	7,078
VistaPrint*	0.3	174,708	5,919
Other Securities	14.6		288,497

			327,913

Materials — 4.3%
PolyOne	0.3	477,004	6,311
Other Securities	4.0		77,741

			84,052

Telecommunication Services — 0.6%
Other Securities	0.6		12,421

Utilities — 3.6%
Great Plains Energy (A)	0.4	443,945	8,843
Portland General Electric	0.4	280,413	7,052
Other Securities	2.8		54,910

			70,805

Total Common Stock (Cost $1,842,162) ($ Thousands)			1,890,851

38	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 2000 Growth Index Fund (A)	0.5%	114	$9,948
Other Securities	0.1		2,757

Total Exchange-Traded Funds (Cost $13,236) ($ Thousands)			12,705

CONVERTIBLE BONDS — 0.1%

Energy — 0.1%
Other Securities	0.1		974

Financials — 0.0%
Other Securities	0.0		6

Total Convertible Bonds (Cost $973) ($ Thousands)			980

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Other Securities	0.0		462

Energy — 0.0%
Other Securities	0.0		43

Financials — 0.0%
Other Securities	0.0		—

Total Preferred Stock (Cost $1,387) ($ Thousands)			505

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 26.4%
SEI Liquidity Fund, L.P. 0.170%†** (B)	26.4	530,508,162	522,029

Total Affiliated Partnership (Cost $530,508) ($ Thousands)			522,029

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†**	3.4	67,835,123	67,835

Total Cash Equivalent (Cost $67,835) ($ Thousands)			67,835

Description	Percentage of Net Assets (%)	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills 0.055%, 06/28/12 (C) (D)	0.3%	$6,128	$6,128
Other Securities	0.1		2,137

Total U.S. Treasury Obligations (Cost $8,265) ($ Thousands)			8,265

Total Investments — 126.3% (Cost $2,464,366) ($ Thousands)			$2,503,170

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	122	Jun-2012	$(831)
S&P Mid 400 Index E-MINI	104	Jun-2012	(713)

			$(1,544)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,981,358 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $512,781 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $522,029 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,890,689	$14	$148	$1,890,851
Exchange Traded Funds	12,705	—	—	12,705
Convertible Bonds	—	980	—	980
Preferred Stock	—	505	—	505
Warrants	—	—	—	—
Affiliated Partnership	—	522,029	—	522,029
Cash Equivalent	67,835	—	—	67,835
U.S. Treasury Obligations	—	8,265	—	8,265

Total Investments in Securities	$1,971,229	$531,793	$148	$2,503,170

SEI Institutional Investments Trust / Annual Report / May 31, 2012	39

SUMMARY SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund (Concluded)

May 31, 2012

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,544)	$—	$—	$(1,544)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

Investments in Common Stock
Beginning balance as of June 1, 2011	$203
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(55)
Purchases	—
Sales	—
Net transfer into Level 3	—
Net transfer out of Level 3	—

Ending balance as of May 31, 2012	$148

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(55)

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 9.1%
Advance Auto Parts	0.6%	62,935	$4,590
AutoZone*	0.8	14,716	5,596
DIRECTV, Cl A*	0.7	120,200	5,343
Dollar Tree*	0.7	47,121	4,862
Target	0.7	83,200	4,818
Other Securities	5.6		40,589

			65,798

Consumer Staples — 19.7%
Altria Group	0.8	170,468	5,487
Church & Dwight	0.8	113,799	6,059
Clorox	0.8	78,621	5,409
ConAgra Foods	0.9	271,368	6,825
CVS Caremark	0.7	110,900	4,984
Hershey	0.8	87,357	5,841
Hormel Foods	1.2	296,470	8,867
Kimberly-Clark	0.8	72,200	5,729
Lorillard	1.1	64,150	7,929
Monster Beverage*	1.1	106,112	7,704
Philip Morris International	0.7	64,560	5,456
Reynolds American	1.1	194,279	8,129
Wal-Mart Stores	1.0	106,900	7,036
Other Securities	7.9		57,107

			142,562

Energy — 3.1%
Chevron	0.9	63,800	6,272
Exxon Mobil	1.1	101,400	7,973
Imperial Oil	0.2	43,400	1,743
Other Securities	0.9		6,348

			22,336

Financials — 11.2%
Everest Re Group	0.8	56,158	5,735
PartnerRe	0.7	74,353	5,269
RenaissanceRe Holdings	0.7	64,690	4,986
Other Securities	9.0		64,998

			80,988

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 19.9%
Abbott Laboratories	1.3%	150,595	$9,305
Alexion Pharmaceuticals*	0.8	65,452	5,928
AmerisourceBergen	1.2	241,762	8,943
Amgen	1.7	174,682	12,144
Becton Dickinson	0.7	64,988	4,753
Cardinal Health	0.9	155,299	6,426
Eli Lilly	1.1	198,970	8,148
Johnson & Johnson	1.0	117,178	7,315
McKesson	1.2	95,514	8,336
Merck	1.1	209,100	7,858
Pfizer	0.9	293,400	6,417
Other Securities	8.0		57,934

			143,507

Industrials — 5.5%
L-3 Communications Holdings, Cl 3	0.7	76,300	5,203
Lockheed Martin	0.9	73,974	6,125
Raytheon	0.8	108,100	5,440
Other Securities	3.1		22,685

			39,453

Information Technology — 7.3%
Amdocs	0.7	159,889	4,597
IAC	0.7	111,364	5,002
Intel	0.8	225,700	5,832
International Business Machines	0.7	27,055	5,219
Other Securities	4.4		32,242

			52,892

Materials — 2.7%
Other Securities	2.7		19,131

Telecommunication Services — 3.5%
AT&T	1.3	270,000	9,226
Other Securities	2.2		16,157

			25,383

Utilities — 15.9%
Alliant Energy	0.7	118,714	5,187
American Water Works	0.9	194,629	6,658
CMS Energy	1.2	364,758	8,499
Consolidated Edison	0.8	89,298	5,390
DTE Energy	1.2	155,333	8,828
Hawaiian Electric Industries	0.7	172,993	4,776
PG&E	1.0	161,400	7,053
Pinnacle West Capital	0.8	111,361	5,499
Other Securities	8.6		62,889

			114,779

Total Common Stock (Cost $674,631) ($ Thousands)			706,829

SEI Institutional Investments Trust / Annual Report / May 31, 2012	41

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund (Concluded)

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100%†**	1.4%	10,276,895	$10,277

Total Cash Equivalent (Cost $10,277) ($ Thousands)			10,277

U.S. TREASURY OBLIGATIONS (A) — 0.3%
Other Securities	0.3		1,771

Total U.S. Treasury Obligations (Cost $1,771) ($ Thousands)			1,771

Total Investments — 99.6% (Cost $686,679) ($ Thousands)			$718,877

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	107	Jun-2012	$(199)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $722,082 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of, May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$706,829	$—	$—	$706,829
Cash Equivalent	10,277	—	—	10,277
U.S. Treasury Obligations	—	1,771	—	1,771

Total Investments in Securities	$717,106	$1,771	$—	$718,877

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(199)	$—	$—	$(199)

*	Future contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Argentina — 0.0%
Other Securities	0.0%		$10

Australia — 3.6%
Australia & New Zealand Banking Group	0.5	72,744	1,475
Newcrest Mining	0.6	75,114	1,815
Other Securities	2.5		8,401

			11,691

Austria — 0.0%
Other Securities	0.0		1

Belgium — 1.9%
InBev	1.0	49,514	3,352
Other Securities	0.9		2,664

			6,016

Brazil — 0.6%
Other Securities	0.6		2,041

Cambodia — 0.0%
Other Securities	0.0		7

Canada — 4.5%
Barrick Gold	0.6	49,674	1,940
Other Securities	3.9		12,501

			14,441

Chile — 0.2%
Other Securities	0.2		759

China — 0.8%
Other Securities	0.8		2,561

Colombia — 0.1%
Other Securities	0.1		144

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Czech Republic — 0.1%
Other Securities	0.1%		$347

Denmark — 1.1%
Novo-Nordisk, Cl B	0.5	11,737	1,561
Other Securities	0.6		1,984

			3,545

Finland — 0.5%
Other Securities	0.5		1,616

France — 8.4%
LVMH Moet Hennessy Louis Vuitton	0.6	12,881	1,902
Sanofi-Aventis	1.0	48,730	3,314
Schneider Electric	0.7	43,360	2,309
Sodexo	0.5	20,831	1,512
Total	0.5	40,536	1,742
Other Securities	5.1		16,508

			27,287

Germany — 7.7%
Deutsche Boerse	0.5	36,581	1,742
Linde	0.9	18,074	2,773
SAP (A)	0.6	32,017	1,837
Siemens	0.9	34,622	2,847
Other Securities	4.8		15,931

			25,130

Guernsey — 0.0%
Other Securities	0.0		69

Hong Kong — 3.3%
China Mobile	0.7	217,000	2,195
Jardine Strategic Holdings	0.5	48,021	1,454
Other Securities	2.1		7,177

			10,826

India — 0.3%
Other Securities	0.3		1,100

Indonesia — 0.2%
Other Securities	0.2		480

Ireland — 1.0%
Experian	0.4	105,085	1,464
Other Securities	0.6		1,871

			3,335

Israel — 0.3%
Other Securities	0.3		959

SEI Institutional Investments Trust / Annual Report / May 31, 2012	43

SUMMARY SCHEDULE OF INVESTMENTS

International Equity Fund (Continued)

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Italy — 1.0%
Other Securities	1.0%		$3,267

Japan — 18.2%
FANUC	0.7	12,800	2,207
Honda Motor	0.9	85,800	2,749
JGC	0.5	58,000	1,592
Jupiter Telecommunications	0.5	1,610	1,649
Nippon Telegraph & Telephone	0.6	48,100	2,073
Seven & I Holdings	1.0	103,600	3,117
SMC	0.5	10,700	1,757
Toyota Motor	0.9	72,600	2,814
Other Securities	12.6		40,972

			58,930

Jersey — 0.0%
Other Securities	0.0		42

Malaysia — 0.0%
Other Securities	0.0		8

Mexico — 0.0%
Other Securities	0.0		59

Netherlands — 5.0%
Akzo Nobel (A)	0.8	55,307	2,526
Koninklijke Ahold	0.5	130,136	1,529
Reed Elsevier	0.6	184,902	1,917
Unilever	0.4	45,723	1,439
Other Securities	2.7		8,784

			16,195

New Zealand — 0.2%
Other Securities	0.2		555

Norway — 0.7%
DnB	0.4	163,462	1,474
Other Securities	0.3		871

			2,345

Poland — 0.1%
Other Securities	0.1		193

Portugal — 0.0%
Other Securities	0.0		88

Russia — 0.5%
Other Securities	0.5		1,546

Singapore — 1.4%
Other Securities	1.4		4,662

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

South Africa — 0.8%
Other Securities	0.8%		$2,669

South Korea — 3.0%
KT&G	0.6	31,590	2,104
Samsung Electronics	0.7	2,360	2,421
Other Securities	1.7		5,169

			9,694

Spain — 1.5%
Other Securities	1.5		4,878

Sweden — 2.0%
Other Securities	2.0		6,479

Switzerland — 8.6%
Givaudan	0.8	2,678	2,482
Nestle	1.3	70,402	3,988
Novartis	1.2	73,070	3,793
Roche Holding	1.6	34,720	5,417
SGS	0.5	973	1,753
Zurich Financial Services	0.6	9,683	1,979
Other Securities	2.6		8,369

			27,781

Taiwan — 0.1%
Other Securities	0.1		423

Thailand — 0.0%
Other Securities	0.0		120

United Kingdom — 19.4%
AstraZeneca	0.6	49,648	2,000
BG Group	0.7	109,249	2,089
BHP Billiton	0.5	63,705	1,661
BP	0.6	328,327	1,996
British American Tobacco	0.7	49,461	2,328
Diageo	0.4	61,233	1,458
GlaxoSmithKline	0.8	121,264	2,684
HSBC Holdings	0.5	222,309	1,743
HSBC Holdings PLC	0.3	134,800	1,064
Petrofac	0.5	71,577	1,704
Shire	0.6	67,092	1,888
Tesco	1.0	683,353	3,182
Vodafone Group	1.3	1,562,136	4,160
Other Securities	10.9		34,910

			62,867

United States — 0.7%
Other Securities	0.7		2,352

Total Common Stock (Cost $365,619) ($ Thousands)			317,518

44	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

PREFERRED STOCK — 0.2%

Germany — 0.2%
Other Securities	0.2%			$774

Total Preferred Stock (Cost $820) ($ Thousands)				774

RIGHTS — 0.0%

Australia — 0.0%
Other Securities	0.0			1

Italy — 0.0%
Other Securities	0.0			—

Spain — 0.0%
Other Securities	0.0			6

Total Rights (Cost $—) ($ Thousands)				7

AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P. 0.170%†* (B)	4.9		16,701,883	15,926

Total Affiliated Partnership (Cost $16,702) ($ Thousands)				15,926

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†*	1.4		4,563,491	4,563

Total Cash Equivalent (Cost $4,563) ($ Thousands)				4,563

TIME DEPOSITS — 2.6%

United States — 2.6%
Brown Brothers Harriman
4.629%, 06/01/12		ZAR	1	1
2.968%, 06/01/12		AUD	9	9
1.650%, 06/01/12		NZD	—	—
0.650%, 06/01/12		NOK	—	—
0.650%, 06/01/12		SEK	—	—
0.242%, 06/01/12		CAD	—	—
0.068%, 06/01/12		GBP	5	5
0.040%, 06/01/12		EUR	296	296
0.030%, 06/01/12			7,830	7,830
0.010%, 06/01/12		DKK	—	—
0.010%, 06/01/12		JPY	39	39
0.010%, 06/01/12		SGD	—	—
0.005%, 06/01/12		CHF	147	147
0.005%, 06/01/12		HKD	2	2

Total Time Deposits (Cost $8,329) ($ Thousands)				8,329

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) — 0.5%
Other Securities	0.5%	$1,539

Total U.S. Treasury Obligations (Cost $1,539) ($ Thousands)		1,539

Total Investments — 107.4% (Cost $397,572) ($ Thousands)		$348,656

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	107	Jun-2012	$(379)
FTSE 100 Index	30	Jun-2012	(209)
Hang Seng Index	1	Jun-2012	1
SPI 200 Index	2	Jun-2012	(17)
Topix Index	4	Jun-2012	(67)

			$(671)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/26/12	EUR	1,438	USD	1,901	$122

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
State Street Bank	$(1,779)	$1,901	$122

For the year ended May 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $324,696 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $15,672 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $15,926 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

SEI Institutional Investments Trust / Annual Report / May 31, 2012	45

SUMMARY SCHEDULE OF INVESTMENTS

International Equity Fund (Concluded)

May 31, 2012

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

USD — U.S. Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$317,367	$—	$151	$317,518
Preferred Stock	774	—	—	774
Rights	7	—	—	7
Affiliated Partnership	—	15,926	—	15,926
Cash Equivalent	4,563	—	—	4,563
Time Deposits	8,329	—	—	8,329
U.S. Treasury Obligations	—	1,539	—	1,539

Total Investments in Securities	$331,040	$17,465	$151	$348,656

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(671)	$—	$—	$(671)
Forwards Contracts*	—	122	—	122

Total Other Financial Instruments	$(671)	$122	$—	$(549)

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

Investments in Common Stock
Beginning balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Net transfer into Level 3	151
Net transfer out of Level 3	—

Ending balance as of May 31, 2012	$151

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(336)

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

46	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.0%

Australia — 2.3%
Other Securities	2.3%		$104,397

Austria — 0.8%
Schoeller-Bleckmann Oilfield Equipment	0.4	245,070	19,999
Other Securities	0.4		17,187

			37,186

Belgium — 0.4%
Other Securities	0.4		19,147

Brazil — 5.3%
Amil Participacoes	0.5	2,515,300	22,970
Banco Bradesco ADR (A)	0.7	2,155,376	31,555
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1.1	690,884	48,175
Cia Paranaense de Energia ADR	0.6	1,286,700	26,146
Other Securities	2.4		114,790

			243,636

Canada — 7.2%
Agrium	0.7	442,400	34,559
Canadian National Railway (A)	0.5	254,800	20,777
Toronto-Dominion Bank	0.6	344,900	26,337
Other Securities	5.4		250,198

			331,871

Chile — 0.1%
Other Securities	0.1		5,744

China — 3.9%
China Petroleum & Chemical	0.5	24,236,600	21,580

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	3.4%		$157,987

			179,567

Colombia — 0.3%
Other Securities	0.3		15,785

Czech Republic — 0.2%
Other Securities	0.2		8,197

Denmark — 0.7%
Novo-Nordisk, Cl B (A)	0.5	179,519	23,883
Other Securities	0.2		6,768

			30,651

Finland — 0.2%
Other Securities	0.2		8,124

France — 3.0%
Other Securities	3.0		140,890

Germany — 5.9%
Adidas	0.4	273,108	20,325
BASF	0.5	326,666	22,772
Fresenius Medical Care (A)	0.5	309,528	20,548
SAP (A)	0.9	682,351	39,147
Other Securities	3.6		170,317

			273,109

Hong Kong — 3.2%
Other Securities	3.2		146,487

India — 0.7%
Other Securities	0.7		33,326

Indonesia — 1.1%
Other Securities	1.1		49,692

Ireland — 0.9%
Other Securities	0.9		42,148

Israel — 1.3%
Check Point Software Technologies*	0.7	618,698	31,702
Teva Pharmaceutical Industries ADR	0.5	617,950	24,218
Other Securities	0.1		6,368

			62,288

Italy — 0.5%
Other Securities	0.5		21,181

Japan — 12.4%
Fuji Heavy Industries ADR	0.5	1,467,000	22,416
Hitachi	1.1	8,735,900	50,021

SEI Institutional Investments Trust / Annual Report / May 31, 2012	47

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund (Continued)

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

KDDI	0.7%	5,019	$31,011
Komatsu	0.6	1,083,026	25,938
Mizuho Financial Group	0.4	13,223,000	19,392
Toyota Motor	0.4	546,069	21,170
Other Securities	8.7		404,258

			574,206

Malaysia — 0.1%
Other Securities	0.1		5,511

Mexico — 0.4%
Other Securities	0.4		17,878

Netherlands — 4.7%
Core Laboratories	0.8	288,000	36,835
Royal Dutch Shell, Cl A (GBP)	0.1	120,089	3,717
Royal Dutch Shell, Cl A	0.8	1,214,446	37,585
Royal Dutch Shell ADR, Cl A	0.5	368,700	22,926
Other Securities	2.5		115,508

			216,571

New Zealand — 0.1%
Other Securities	0.1		2,782

Norway — 2.0%
Seadrill	0.5	673,059	22,211
Statoil ADR (A)	0.7	1,456,600	33,065
Other Securities	0.8		36,318

			91,594

Peru — 0.3%
Other Securities	0.3		14,542

Poland — 0.2%
Other Securities	0.2		7,602

Portugal — 0.3%
Other Securities	0.3		15,385

Qatar — 0.3%
Other Securities	0.3		15,048

Russia — 0.5%
Other Securities	0.5		23,132

Singapore — 1.4%
United Overseas Bank ADR	0.5	719,200	19,692
Other Securities	0.9		43,101

			62,793

South Africa — 0.6%
Sasol ADR	0.5	573,300	24,354

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	0.1%		$3,728

			28,082

South Korea — 3.9%
Hyundai Motor	0.6	131,503	27,186
Samsung Electronics	0.6	27,766	28,489
Other Securities	2.7		124,887

			180,562

Spain — 0.2%
Other Securities	0.2		9,386

Sweden — 1.6%
Other Securities	1.6		73,194

Switzerland — 3.4%
Nestle	0.5	397,377	22,512
Roche Holding	0.5	164,212	25,618
Zurich Insurance Group ADR (A)	0.6	1,226,000	25,268
Other Securities	1.8		86,264

			159,662

Taiwan — 1.0%
Advanced Semiconductor Engineering ADR (A)	0.4	4,330,676	20,051
Other Securities	0.6		25,144

			45,195

Thailand — 1.6%
Charoen Pokphand Foods	0.5	17,427,100	20,815
Other Securities	1.1		52,044

			72,859

Turkey — 0.6%
Other Securities	0.6		27,413

United Kingdom — 13.5%
ARM Holdings ADR	0.7	1,328,800	31,214
AstraZeneca ADR	0.5	597,600	24,149
BG Group	0.4	1,015,549	19,421
British American Tobacco	0.7	652,686	30,725
Diageo	0.6	1,197,278	28,508
Diageo ADR	0.5	216,600	20,651
Imperial Tobacco Group	0.8	1,033,455	37,253
Reckitt Benckiser Group	0.4	380,215	20,154
Rio Tinto ADR (A)	0.7	758,900	32,800
Shire	0.6	1,053,378	29,638
Unilever ADR (A)	0.8	1,096,300	34,621
Other Securities	6.8		314,323

			623,457

48	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

United States — 2.9%
Axis Capital Holdings	0.5%		619,200	$20,371
Everest Re Group	0.4		190,000	19,403
Other Securities	2.0			94,808

				134,582

Total Common Stock (Cost $4,478,745) ($ Thousands)				4,154,862

PREFERRED STOCK — 1.1%

Brazil — 0.4%
Other Securities	0.4			19,098

Germany — 0.7%
Other Securities	0.7			33,065

Total Preferred Stock (Cost $47,563) ($ Thousands)				52,163

EXCHANGE-TRADED FUND — 0.4%

United States — 0.4%
iShares MSCI Emerging Markets Index Fund	0.4		525,700	19,819

Total Exchange-Traded Fund (Cost $22,548) ($ Thousands)				19,819

AFFILIATED PARTNERSHIP — 10.1%
SEI Liquidity Fund, L.P. 0.170%†** (B)	10.1		471,925,984	468,332

Total Affiliated Partnership (Cost $471,926) ($ Thousands)				468,332

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†**	2.2		102,836,494	102,836

Total Cash Equivalent (Cost $102,836) ($ Thousands)				102,836

TIME DEPOSITS — 0.7%

United States — 0.7%
Brown Brothers Harriman
4.629%, 06/01/12		ZAR	104	104
2.968%, 06/01/12		AUD	2,391	2,391
1.650%, 06/01/12		NZD	—	—
0.650%, 06/01/12		NOK	4	4
0.242%, 06/01/12		CAD	51	51
0.068%, 06/01/12		GBP	1,158	1,158
0.065%, 06/01/12		SEK	879	879

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

0.040%, 06/01/12		EUR	1,811	$1,811
0.030%, 06/01/12			22,949	22,949
0.010%, 06/01/12		DKK	56	56
0.010%, 06/01/12		JPY	1,265	1,265
0.010%, 06/01/12		SGD	387	387
0.005%, 06/01/12		CHF	1,692	1,692
0.005%, 06/01/12		HKD	186	186

Total Time Deposits (Cost $32,933) ($ Thousands)				32,933

U.S. TREASURY OBLIGATIONS (C) — 0.5%
Other Securities	0.5%			23,391

Total U.S. Treasury Obligations (Cost $23,391) ($ Thousands)				23,391

Total Investments — 105.0% (Cost $5,179,942) ($ Thousands)				$4,854,336

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,223	Jun-2012	$(5,517)
FTSE 100 Index	339	Jun-2012	(3,185)
Hang Seng Index	73	Jun-2012	57
S&P/TSX 60 Index	104	Jun-2012	(963)
SPI 200 Index	184	Jun-2012	(946)
Topix Index	493	Jun-2012	(4,416)

			$(14,970)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation ($ Thousands)
6/18/12-11/8/12	EUR	61,617	USD	79,921	$3,649

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(25,332)	$26,039	$707
State Street Bank	(50,940)	53,882	2,942

			$3,649

For the year ended May 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $4,623,934 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	49

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund (Concluded)

May 31, 2012

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $450,476 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $468,332 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,154,816	$—	$46	$4,154,862
Preferred Stock	52,163	—	—	52,163
Exchange-Traded Fund	19,819	—	—	19,819
Affiliated Partnership	—	468,332	—	468,332
Cash Equivalent	102,836	—	—	102,836
Time Deposits	32,933	—	—	32,933
U.S. Treasury Obligations	—	23,391	—	23,391

Total Investments in Securities	$4,362,567	$491,723	$46	$4,854,336

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(14,970)	$—	$—	$(14,970)
Forwards Contracts*	—	3,649	—	3,649

Total Other Financial Instruments	$(14,970)	$3,649	$—	$(11,321)

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

Investments in Common Stock
Beginning balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(27)
Purchases	66
Sales	—
Net transfer into Level 3	7
Net transfer out of Level 3	—

Ending balance as of May 31, 2012	$46

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(51)

For the year ended May 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the year ended May 31, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

50	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.1%

Australia — 2.9%
BHP Billiton	0.9%	13,406	$416
BHP Billiton ADR	0.6	4,900	301
Rio Tinto	0.4	3,295	182
Other Securities	1.0		531

			1,430

Austria — 1.3%
Schoeller-Bleckmann Oilfield Equipment	0.7	3,991	326
Other Securities	0.6		304

			630

Belgium — 0.1%
Other Securities	0.1		31

Brazil — 2.9%
Amil Participacoes	0.8	40,500	370
Banco do Brasil	0.6	32,400	315
Other Securities	1.5		740

			1,425

Canada — 5.4%
Canadian Natural Resources	0.6	9,913	284
Potash Corp of Saskatchewan	0.6	7,448	294
Royal Bank of Canada	0.6	5,800	289
Other Securities	3.6		1,790

			2,657

China — 5.3%
Industrial & Commercial Bank of China	0.7	578,758	352
Weichai Power*	0.6	66,000	291
Other Securities	4.0		1,926

			2,569

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Colombia — 0.5%
Other Securities	0.5%		$268

Czech Republic — 0.3%
Other Securities	0.3		134

Denmark — 1.1%
Novo-Nordisk, Cl B	0.8	2,862	381
Other Securities	0.3		180

			561

Finland — 0.3%
Other Securities	0.3		139

France — 3.2%
Air Liquide	0.6	2,599	281
LVMH Moet Hennessy Louis Vuitton	0.6	2,093	309
Other Securities	2.0		952

			1,542

Germany — 5.9%
Adidas	0.7	4,515	336
BASF	1.0	6,837	477
Fresenius Medical Care	0.8	5,562	369
SAP	0.9	7,365	422
Other Securities	2.5		1,249

			2,853

Greece — 0.0%
Other Securities	0.0		5

Hong Kong — 4.2%
Orient Overseas International	0.6	52,500	284
Other Securities	3.6		1,768

			2,052

India — 0.6%
Other Securities	0.6		280

Indonesia — 0.1%
Other Securities	0.1		56

Ireland — 1.0%
Other Securities	1.0		468

Israel — 1.3%
Check Point Software Technologies*	0.6	5,651	290
Other Securities	0.7		357

			647

SEI Institutional Investments Trust / Annual Report / May 31, 2012	51

SUMMARY SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund (Continued)

May 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Italy — 0.4%
Other Securities	0.4%		$200

Japan — 12.1%
Denso	0.6	9,600	290
FANUC	0.6	1,701	293
Hitachi	0.8	64,000	367
Honda Motor ADR	0.6	9,300	296
Komatsu	0.6	11,729	281
Mitsubishi UFJ Financial Group	1.0	111,453	483
Secom	0.6	6,900	305
Toyota Motor	0.6	7,854	305
Other Securities	6.7		3,298

			5,918

Malaysia — 0.2%
Other Securities	0.2		86

Mexico — 1.6%
Other Securities	1.6		757

Netherlands — 2.5%
Core Laboratories	1.3	5,100	652
European Aeronautic Defense and Space	0.6	8,308	278
Other Securities	0.6		272

			1,202

Norway — 1.0%
Other Securities	1.0		470

Peru — 0.1%
Other Securities	0.1		74

Philippines — 0.2%
Other Securities	0.2		90

Poland — 0.4%
Other Securities	0.4		205

Russia — 0.1%
Other Securities	0.1		26

Singapore — 1.3%
Other Securities	1.3		655

South Africa — 0.0%
Other Securities	0.0		3

South Korea — 3.8%
Hyundai Motor	0.9	2,051	424
Samsung Electronics	0.9	439	450
Other Securities	2.0		997

			1,871

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Spain — 0.3%
Other Securities	0.3%		$150

Sweden — 2.2%
Getinge, Cl B	0.6	12,191	303
Other Securities	1.6		758

			1,061

Switzerland — 5.1%
Nestle	0.8	6,752	382
Roche Holding	1.0	3,232	504
Other Securities	3.3		1,595

			2,481

Taiwan — 2.0%
Advanced Semiconductor Engineering ADR	0.7	68,387	317
Other Securities	1.3		647

			964

Thailand — 1.2%
Other Securities	1.2		593

Turkey — 0.7%
Other Securities	0.7		318

United Kingdom — 16.9%
ARM Holdings	0.3	15,679	122
ARM Holdings ADR	1.1	21,800	512
BG Group	0.7	16,726	320
BHP Billiton	0.2	4,345	113
British American Tobacco	1.0	10,788	508
Diageo	1.0	20,835	496
HSBC Holdings	1.3	79,669	626
Imperial Tobacco Group	0.6	7,779	280
Reckitt Benckiser Group	0.7	6,437	341
Rio Tinto	0.5	5,930	254
Rio Tinto ADR	0.6	7,100	307
Shire	1.0	17,779	500
Standard Chartered	0.6	14,188	286
Unilever ADR	0.6	8,800	278
Vodafone Group	0.7	117,844	314
Other Securities	6.0		3,002

			8,259

United States — 2.6%
Everest Re Group	0.6	3,100	316
Other Securities	2.0		974

			1,290

Total Common Stock (Cost $49,300) ($ Thousands)			44,420

52	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Percentage of Net Assets (%)	Shares/ Face Amount (1) (Thousands)		Market Value ($ Thousands)

PREFERRED STOCK — 1.8%

Brazil — 1.1%
Other Securities	1.1%			$522

Canada — 0.1%
Other Securities	0.1			33

Germany — 0.6%
Other Securities	0.6			311

Total Preferred Stock (Cost $889) ($ Thousands)				866

EXCHANGE-TRADED FUND — 0.7%

United States — 0.7%
iShares MSCI Emerging Markets Index Fund	0.7		8,500	320

Total Exchange-Traded Fund (Cost $390) ($ Thousands)				320

TIME DEPOSITS — 2.6%

United States — 2.6%
Brown Brothers Harriman
4.629%, 06/01/12		ZAR	2	2
2.968%, 06/01/12		AUD	91	91
1.650%, 06/01/12		NZD	1	1
0.650%, 06/01/12		NOK	9	9
0.650%, 06/01/12		SEK	14	14
0.242%, 06/01/12		CAD	49	49
0.068%, 06/01/12		GBP	75	75
0.040%, 06/01/12		EUR	122	122
0.030%, 06/01/12			765	765
0.010%, 06/01/12		DKK	17	17
0.010%, 06/01/12		JPY	68	68
0.010%, 06/01/12		SGD	10	10
0.005%, 06/01/12		CHF	25	25
0.005%, 06/01/12		HKD	15	15

Total Time Deposits (Cost $1,263) ($ Thousands)				1,263

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100%†**	0.9		459,690	460

Total Cash Equivalent (Cost $460) ($ Thousands)				460

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A) — 0.8%
Other Securities	0.8%	$398

Total U.S. Treasury Obligations (Cost $398) ($ Thousands)		398

Total Investments — 97.9% (Cost $52,700) ($ Thousands)		$47,727

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	27	Jun-2012	$(38)
FTSE 100 Index	7	Jun-2012	(22)
S&P/TSX 60 Index	3	Jun-2012	3
SPI 200 Index	1	Jun-2012	(8)
Topix Index	2	Jun-2012	(18)

			$(83)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
6/18/12-11/8/12	EUR	1,086	USD	1,408	$64

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(1,344)	$1,408	$64

For the year ended May 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $48,756 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

SEI Institutional Investments Trust / Annual Report / May 31, 2012	53

SUMMARY SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund (Concluded)

May 31, 2012

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,420	$—	$—	$44,420
Preferred Stock	866	—	—	866
Exchange-Traded Fund	320	—	—	320
Time Deposits	1,263	—	—	1,263
Cash Equivalent	460	—	—	460
U.S. Treasury Obligations	—	398	—	398

Total Investments in Securities	$47,329	$398	$—	$47,727

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(83)	$—	$—	$(83)
Forwards Contracts*	—	64	—	64

Total Other Financial Instruments	$(83)	$64	$—	$(19)

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

54	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 29.7%
Advanstar Communications, 1st Lien
2.720%, 06/02/14	$520	$401
Advantage Sales & Marketing
5.250%, 12/17/17	990	977
Advantage Sales & Marketing, 2nd Lien
9.250%, 06/18/18	550	547
Affinion Group Holdings
5.000%, 10/09/16	490	453
Alliant Insurance Service
3.470%, 08/21/14	653	651
Allison Transmission
3.740%, 08/07/14	145	142
American Rock Salt, Term Loan B
5.500%, 04/19/17	529	502
0.000%, 04/19/17 (A)	220	208
AmWINS Hybrid, Term Loan
0.000%, 05/23/19 (A)	500	496
Aramark Facility
3.250%, 01/26/14	27	27
Aramark US
3.720%, 01/26/14	239	236
3.489%, 01/26/14	103	102
Arch Coal, Term Loan B
5.750%, 05/16/18	500	495
Asurion
5.500%, 06/10/18	472	464
Asurion LLC, 2nd Lien
9.000%, 05/20/19	1,000	1,004
Atlantic Broadband Finance, Term Loan B
5.250%, 03/20/19	900	896
Avaya, Term Loan B-1
3.217%, 10/26/14	164	154
Avaya, Term Loan B-3
4.967%, 10/26/17	824	726

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Biomet Dollar
3.474%, 03/25/15	$247	$241
3.239%, 03/25/15	179	175
Black Press US Partnership, Tranche B-1
2.467%, 08/02/13	386	356
Black Press US Partnership, Tranche B-2
2.467%, 08/02/13	235	216
Burlington Coat Factory, Term Loan B
5.500%, 02/23/17	508	503
Calpine
4.500%, 04/01/18	297	292
Cannery Casino
4.489%, 05/17/13	107	105
Cannery Casino, 1st Lien
4.489%, 05/17/13	130	127
CDW
3.739%, 10/12/14	252	248
Cedar Fair
4.000%, 12/15/17	533	529
Cengage Learning Holdco
2.490%, 06/28/14	977	882
Ceridian
3.239%, 11/08/14	491	464
Charter Communications, Term Loan C
3.720%, 09/06/16	402	396
Chesapeake Energy
8.500%, 12/02/17	560	550
Citco
5.500%, 05/24/18	1,092	1,079
Claire’s Stores
3.216%, 05/29/14	96	90
2.989%, 05/29/14	224	208
CommScope
4.250%, 01/14/18	297	295
Community Health Systems, Term Loan B
3.970%, 01/25/17	22	22
3.967%, 01/25/17	839	820
ConvaTec Dollar
5.750%, 12/30/16	1,262	1,253
Cristal Inorganic Chemicals US
6.220%, 11/15/14	500	498
DAE Aviation Holdings, Tranche B-1
5.470%, 07/31/14	522	513
DAE Aviation Holdings, Tranche B-2 Loan
5.470%, 09/27/14	497	488
Del Monte Foods
4.500%, 03/08/18	596	580
Dex Media West LLC
7.250%, 10/24/14	862	527
4.720%, 10/24/14	375	229

SEI Institutional Investments Trust / Annual Report / May 31, 2012	55

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dole Food Company, Tranche B-2
6.000%, 07/08/18	$6	$6
5.000%, 07/08/18	133	132
Dunkin Brands
4.000%, 11/23/17	489	483
Eagle Parent, Term Loan B
0.000%, 05/16/18 (A)	600	586
Emergency Medical Services
6.000%, 05/25/18	21	21
5.250%, 04/27/18	369	364
Emergency Medical Services, Initial Term Loan
5.250%, 04/27/18	169	166
EMI Music Publishing
0.000%, 03/05/18 (A)	252	250
Energy Transfer Partners
3.750%, 03/23/17	250	243
EquiPower Resource Holdings, Term Loan B
5.750%, 01/26/18	332	325
First Data
4.239%, 03/24/18	636	575
First Data, Term Loan B-3
2.989%, 09/24/14	68	64
First Data, Tranche B-1
2.989%, 09/24/14	657	621
Firth Rixson, Term Loan B
4.970%, 12/18/15	250	237
Firth Rixson, Term Loan C
5.470%, 12/20/16	250	238
Freescale Semiconductor
4.489%, 12/01/16	852	798
Gibson Energy, Term Loan B
4.750%, 06/16/18	993	986
Global Cash Access
7.000%, 02/01/16	386	386
Goodman Global
5.750%, 10/28/16	326	325
Harbor Freight Tools USA, Term Loan B
0.000%, 11/10/17 (A)	500	495
Harron Communications L.P., Term Loan B
5.500%, 10/05/17	585	585
Hub International
4.970%, 06/14/17	489	486
Iasis Healthcare, 1st Lien
5.000%, 05/03/18	403	396
IMS Health
4.500%, 08/31/17	691	684
Ineos Holdings
6.500%, 04/27/18	600	588
Integra Telecom
9.250%, 04/07/15	560	542
Intelsat
3.239%, 02/01/14	450	439

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat Jackson Holdings, Term Loan B
5.250%, 04/03/18	$301	$299
Inventiv Health Incremental, Term Loan B-3
6.750%, 07/19/18	496	471
Inventiv Health, Term Loan B
6.500%, 08/04/16	1,116	1,045
J. Crew
4.750%, 03/07/18	749	730
J. Crew, Term Loan
4.750%, 01/26/18	241	234
Knology, Term Loan B
4.000%, 08/08/17	489	487
Lamar Media
4.000%, 10/01/16	249	249
Language Line, Term Loan B
6.250%, 06/20/16	469	465
Lawson Software, Term Loan B
6.250%, 04/05/18	850	848
Live Nation Entertainment
4.500%, 10/20/16	245	244
MedMedia USA, Term Loan B
2.490%, 10/05/13	301	283
Meg Energy
4.000%, 03/18/18	647	639
NCI Building Systems, Tranche B
6.500%, 04/18/14	646	642
Neiman Marcus Group
4.750%, 05/10/18	491	481
Nelson Education, Term Loan B-1
2.970%, 07/05/14	782	669
Nexstar Broadcasting, Term Loan B
5.000%, 09/30/16	445	442
Nielsen Finance
2.239%, 12/31/17	87	87
NRG Energy, Term Loan B
4.000%, 07/01/18	196	194
NXP BV
4.500%, 03/07/17	475	459
PACTIV
6.500%, 02/09/18	186	187
Proquest, Term Loan B
6.000%, 04/12/18	500	494
Quintiles Transnational, Term Loan B
5.000%, 06/08/18	654	644
Raycom TV Broadcasting, Tranche B
4.500%, 05/31/17	594	588
RE/MAX International
5.500%, 04/16/16	442	439
Realogy
4.489%, 10/10/16	1,283	1,169
0.389%, 10/10/16	130	118
Reynolds Group Holdings
6.500%, 02/09/18	680	681
Reynolds Group Holdings, Term Loan
6.500%, 02/09/18	10	10

56	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Roundy’s Supermarkets, Term Loan B
5.750%, 02/10/19	$1,000	$994
San Juan Cable Holdings LLC, Term Loan B
6.000%, 06/09/17	744	724
Schrader Luxco
0.000%, 04/27/18 (A)	311	312
Schrader US
0.000%, 04/27/18 (A)	239	240
Sealed Air
4.750%, 10/03/18	420	421
Sealed Air, Term Loan B
4.750%, 10/03/18	366	366
Sedgwick Claims Management
5.000%, 12/31/16	595	591
Sensata Technologies BV
4.000%, 05/10/18	993	976
Sequa
3.720%, 12/03/14	500	491
Smart Technologies
2.989%, 08/28/14	494	473
Solvest, Tranche C-2
6.000%, 07/08/18	6	6
5.000%, 07/08/18	209	207
4.000%, 07/08/18	33	33
Star West Generation LLC, Term Loan B
6.000%, 05/17/18	1,113	1,080
Sungard Data Systems
4.091%, 02/28/16	92	91
3.865%, 02/28/16	20	20
3.864%, 02/28/16	159	157
Sungard Data Systems, Term Loan B
3.864%, 02/28/16	46	46
Supervalu
1.614%, 06/02/12	39	39
Telesat Canada, Term Loan B
4.250%, 03/26/19	400	395
Terex
5.500%, 04/28/17	498	497
Texas Competitive
4.739%, 10/10/17	864	500
The Yankee Candle
5.250%, 04/02/19	750	744
Transdigm
4.000%, 02/14/17	494	490
TransUnion LLC
4.750%, 02/26/18	594	597
Tronox Pigments
0.000%, 02/08/18 (A) (D)	214	—
Tronox, Term Loan B
4.250%, 02/03/18	786	772
TWCC Holding
4.250%, 02/11/17	488	484

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Telepacific
5.750%, 02/23/17	$991	$933
United Surgical Partners International
6.000%, 04/30/17	1,087	1,078
Universal Healthcare
5.000%, 11/15/16	1	1
3.750%, 11/16/16	406	403
Univision Communications, Term Loan B
4.489%, 03/31/17	1,194	1,094
Valeant Pharmaceuticals, Term Loan B
0.000%, 02/08/19 (A)	150	147
Vanguard Health
5.000%, 01/15/16	1,085	1,080
Verint Systems, Term Loan B
4.500%, 10/06/17	309	306
Walter Energy, Term Loan B
4.000%, 04/02/18	476	457
Warner Chilcott LLC, Term Loan B1
4.250%, 03/14/18	113	112
Warner Chilcott LLC, Term Loan B2
4.250%, 03/14/18	56	56
Warner Chilcott LLC, Term Loan B3
4.250%, 03/15/18	78	77
Waste Industries USA, Term Loan B
4.750%, 03/16/17	689	679
WCA Waste
5.500%, 03/23/18	499	496
WCA Waste Systems, Term Loan B
5.500%, 03/23/18	1	1
Weight Watchers International, Term Loan F
4.000%, 03/12/19	750	736
Wide Open West Finance, 1st Lien
2.740%, 06/30/14	533	528
Wide Open West Finance, Ser A
6.739%, 06/30/14	697	692

Total Loan Participations (Cost $66,516) ($ Thousands)		65,108

CORPORATE OBLIGATIONS — 4.9%

Consumer Discretionary — 0.3%
Rent-A-Center
6.625%, 11/15/20	433	455
Target
0.636%, 07/18/14 (B)	200	200

		655

Consumer Staples — 0.5%
American Renal Holdings
8.375%, 05/15/18	250	262
Anheuser-Busch InBev Worldwide
0.827%, 07/14/14 (B)	200	201

SEI Institutional Investments Trust / Annual Report / May 31, 2012	57

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bottling Group LLC
4.625%, 11/15/12	$55	$56
Elizabeth Arden
7.375%, 03/15/21	100	109
Kraft Foods Group
1.625%, 06/04/15 (C)	125	127
PepsiCo
0.800%, 08/25/14	120	120
Reynolds Group Issuer
6.875%, 02/15/21 (C)	185	188
UR Financing Escrow
5.750%, 07/15/18 (C)	100	102

		1,165

Energy — 0.3%
Canadian Natural Resources
5.700%, 05/15/17	150	176
Energy Transfer Equity
7.500%, 10/15/20	500	540

		716

Financials — 2.0%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	100	104
American Express Credit
1.324%, 06/24/14 (B)	250	250
American Honda Finance
1.850%, 09/19/14 (C)	200	203
Bank of America MTN
1.886%, 01/30/14 (B)	200	197
Bank of Montreal MTN
0.936%, 04/29/14 (B)	125	125
BB&T
1.166%, 04/28/14 (B)	125	126
Caterpillar Financial Services MTN
1.375%, 05/20/14	95	96
Citigroup
0.745%, 06/09/16 (B)	150	127
General Electric Capital MTN
2.625%, 12/28/12	300	304
2.125%, 12/21/12	400	404
1.336%, 05/09/16 (B)	150	148
Goldman Sachs Group
1.466%, 02/07/14 (B)	150	146
HSBC Bank
0.897%, 05/15/13 (B) (C)	200	200
John Deere Capital MTN
0.617%, 07/15/13 (B)	250	251
JPMorgan Chase
2.125%, 12/26/12	150	151
JPMorgan Chase Capital XXI
1.416%, 02/02/37 (B)	250	179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Monumental Global Funding
0.667%, 01/15/14 (B) (C)	$230	$226
Morgan Stanley MTN
0.769%, 01/09/14 (B)	200	189
Reinsurance Group of America
5.625%, 03/15/17	200	219
Royal Bank of Canada MTN
0.766%, 04/17/14 (B)	250	250
Standard Chartered
1.417%, 05/12/14 (B) (C)	200	200
Toronto-Dominion Bank
0.767%, 07/14/14 (B)	105	105
Unitrin
6.000%, 05/15/17	110	117
Wells Fargo MTN
1.250%, 02/13/15	100	100

		4,417

Health Care — 0.5%
Alere
9.000%, 05/15/16	800	800
Express Scripts
5.250%, 06/15/12	100	100
Sanofi
0.783%, 03/28/14 (B)	75	75

		975

Industrials — 0.5%
Caterpillar
1.375%, 05/27/14	100	101
Continental Airlines
0.834%, 06/02/13 (B)	142	138
Danaher
1.300%, 06/23/14	135	137
Packaging Dynamics
8.750%, 02/01/16 (C)	600	630
United Technologies
1.200%, 06/01/15	56	57

		1,063

Information Technology — 0.2%
Hewlett-Packard
0.867%, 05/30/14 (B)	175	173
Texas Instruments
0.647%, 05/15/13 (B)	150	151
Xerox
1.286%, 05/16/14 (B)	160	159

		483

Materials — 0.1%
E.I. du Pont de Nemours
0.894%, 03/25/14 (B)	70	71

58	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.4%
Hughes Satellite Systems
6.500%, 06/15/19	$250	$254
Telesat Canada
6.000%, 05/15/17 (C)	600	589

		843

Utilities — 0.1%
DTE Energy
1.180%, 06/03/13 (B)	76	76
Georgia Power
1.300%, 09/15/13	150	151

		227

Total Corporate Obligations (Cost $10,642) ($ Thousands)		10,615

ASSET-BACKED SECURITIES — 3.6%

Automotive — 2.1%
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/14 (C)	150	153
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	53	53
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/14	100	100
AmeriCredit Automobile Receivables Trust, Ser 2007- DF, Cl A4A
5.560%, 06/06/14	61	61
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	180	181
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	74	76
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	49	49
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	21	21
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	100	101
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	62	62
Avis Budget Rental Car Funding LLC, Ser 2009-2A, Cl A
5.680%, 02/20/14 (C)	110	113

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Rental Car Funding LLC, Ser 2010-2A, Cl A
3.630%, 08/20/14 (C)	$100	$102
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (C)	145	147
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (C)	39	39
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	128	128
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/16	50	50
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	95	95
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	60	60
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	150	150
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	210	215
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	100	102
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	45	45
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (C)	175	175
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	91	91
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	200	200
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A4
2.980%, 08/15/14	105	107
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	105	105
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/16 (B)	150	151
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	105	105

SEI Institutional Investments Trust / Annual Report / May 31, 2012	59

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	$165	$165
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (C)	150	153
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	90	90
Huntington Auto Trust, Ser 2009- 1A, Cl A4
5.730%, 01/15/14 (C)	43	43
Huntington Auto Trust, Ser 2011- 1A, Cl A3
1.010%, 01/15/16 (C)	100	100
Hyundai Auto Lease Securitization Trust, Ser 2011- A, Cl A2
0.690%, 11/15/13 (C)	89	89
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	26	26
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	57	57
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	105	105
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/14 (C)	125	125
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	200	201
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	105	105
Santander Consumer Acquired Receivables Trust, Ser 2011- WO, Cl A2
0.910%, 11/15/13 (C)	10	10
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	55	55
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	85	85
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/16	100	100
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	31	31

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	$14	$14
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A2
0.810%, 10/15/13	68	68

		4,659

Credit Cards — 0.4%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.419%, 09/15/16 (B)	145	144
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.859%, 11/07/14 (B)	250	250
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (C)	250	252
Citibank Omni Master Trust, Ser 2009-A13, Cl A13
5.350%, 08/15/18 (C)	250	273

		919

Mortgage Related Securities — 0.4%
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.689%, 08/25/35 (B)	350	297
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.649%, 09/25/35 (B)	370	194
Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.629%, 12/25/35 (B)	470	229
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.679%, 01/25/36 (B)	375	186

		906

Other Asset-Backed Securities — 0.7%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (C)	250	253
CNH Equipment Trust, Ser 2011- A, Cl A2
0.620%, 06/16/14	4	4
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.789%, 09/15/14 (B)	175	176
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.489%, 12/15/14 (B) (C)	135	136

60	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl M15
1.889%, 12/15/14 (B) (C)	$200	$202
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.789%, 10/20/14 (B) (C)	225	226
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (C)	89	89
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	45	45
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.689%, 10/26/15 (B) (C)	200	201
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.089%, 12/16/24 (B) (C)	102	102

		1,434

Total Asset-Backed Securities (Cost $8,597) ($ Thousands)		7,918

MORTGAGE-BACKED SECURITIES — 3.5%

Agency Mortgage-Backed Obligations — 2.2%
FHLMC TBA
4.000%, 06/15/41	1,000	1,061
FNMA
6.000%, 09/01/39 to
04/01/40	452	499
FNMA TBA
4.500%, 06/17/19	900	964
4.000%, 06/01/26	200	212
3.000%, 06/25/27	1,500	1,570
NCUA Guaranteed Notes
0.259%, 06/12/13 (B)	260	260
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.619%, 05/07/20 (B)	72	71
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.689%, 10/07/20 (B)	270	271

		4,908

Non-Agency Mortgage-Backed Obligations — 1.3%
American Tower Trust, Ser 2007- 1A, Cl D
5.957%, 04/15/37 (C)	125	131
Banc of America Funding, Ser 2005-F, Cl 4A1
2.792%, 09/20/35 (B)	332	221

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2006-D, Cl 3A1
3.108%, 05/20/36 (B)	$265	$195
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.749%, 08/15/29 (B) (C)	16	16
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.002%, 02/25/35 (B)	143	122
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
2.520%, 02/25/36 (B)	256	225
Commercial Mortgage Pass-Through Certificates, Ser 2006- FL12, Cl A2
0.339%, 12/15/20 (B) (C)	46	45
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
3.097%, 04/19/36 (B)	298	204
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C4, Cl A1
1.525%, 07/15/46 (C)	81	82
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	200	200
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.804%, 06/25/37 (B)	230	156
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.611%, 07/25/35 (B)	279	212
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-2, Cl 1A1
2.569%, 08/25/36 (B)	269	187
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
2.457%, 12/25/35 (B)	273	235
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (C)	87	89
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.615%, 12/25/34 (B)	237	233
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 6A3
2.706%, 10/25/35 (B)	94	88
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR2, Cl 2A3
2.628%, 03/25/36 (B)	100	86

		2,727

Total Mortgage-Backed Securities (Cost $8,220) ($ Thousands)		7,635

SEI Institutional Investments Trust / Annual Report / May 31, 2012	61

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund (Concluded)

May 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FHLB
0.180%, 01/09/13	$1,100	$1,100
FHLMC
1.625%, 04/15/13	500	506
1.375%, 01/09/13	500	503
FNMA
1.000%, 12/27/12	700	703

Total U.S. Government Agency Obligations (Cost $2,811) ($ Thousands)		2,812

MUNICIPAL BOND — 0.1%
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	200	208

Total Municipal Bonds (Cost $208) ($ Thousands)		208

CERTIFICATE OF DEPOSIT — 0.1%
Canadian Imperial Bank of Commerce NY
0.420%, 06/29/12	200	200

Total Certificate of Deposit (Cost $200) ($ Thousands)		200

CASH EQUIVALENT — 7.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†*	17,107,929	17,108

Total Cash Equivalent (Cost $17,108) ($ Thousands)		17,108

AFFILIATED PARTNERSHIP — 51.1%
SEI LIBOR Plus Portfolio†**	15,567,581	111,931

Total Affiliated Partnership (Cost $128,384) ($ Thousands)		111,931

Total Investments — 102.1% (Cost $242,686) ($ Thousands)		$223,535

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 2-Year Treasury Note	(3)	Sep-2012	$—
U.S. 5-Year Treasury Note	(7)	Sep-2012	(3)
U.S. 10-Year Treasury Note	(2)	Sep-2012	(2)
U.S. Long Treasury Bond	(1)	Sep-2012	(2)

			$(7)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $218,959 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	Unsettled bank loan. Interest rate not available.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Unfunded bank loan.

**	The Fund’s investment in the SEI LIBOR Plus Portfolio, a portfolio of the SEI Alpha Strategy Portfolios, LP represents greater than 50% of the Fund’s total investments. The SEI LIBOR Plus Portfolio seeks to maximize total return consistent with the preservation of capital and prudent investment management. For further financial information, available upon request at no charge, on the SEI LIBOR Plus Portfolio please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

NY — New York

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$65,108	$—	$65,108
Corporate Obligations	—	10,615	—	10,615
Asset-Backed Securities	—	7,918	—	7,918
Mortgage-Backed Securities	—	7,635	—	7,635
U.S. Government Agency Obligations	—	2,812	—	2,812
Municipal Bond	—	208	—	208
Certificate of Deposit	—	200	—	200
Cash Equivalent	17,108	—	—	17,108
Affiliated Partnership	111,931	—	—	111,931

Total Investments in Securities	$129,039	$94,496	$—	$223,535

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(7)	$—	$—	$(7)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

62	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 41.8%

Agency Mortgage-Backed Obligations — 33.3%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$488	$488
FHLMC
11.000%, 02/17/21	1,093	1,161
10.000%, 03/17/26 to 10/01/30	2,527	2,902
7.500%, 08/01/30 to 09/01/38	1,988	2,405
7.000%, 11/01/15 to 09/01/25	129	151
6.500%, 06/01/17 to 09/01/39	9,788	11,053
6.000%, 05/01/17 to 10/01/38	29,379	32,733
5.625%, 11/23/35 (J)	1,581	1,802
5.500%, 12/01/13 to 10/01/39	60,237	66,673
5.125%, 11/17/17	5,000	6,064
5.000%, 04/18/17 to 08/01/41	54,172	59,509
4.500%, 07/01/26 to 06/15/42	71,848	78,629
4.000%, 11/01/31 to 06/15/42	102,204	110,048
3.500%, 12/01/25 to 06/01/41	37,375	39,399
0.650%, 05/15/42	2,000	2,006
FHLMC ARM (A)
6.436%, 12/01/36	387	419
6.415%, 11/01/37	310	337
6.393%, 02/01/37	326	354
6.211%, 05/01/37	534	572
6.187%, 09/01/36	334	361
6.046%, 10/01/37	906	961
6.024%, 11/01/36	599	638
6.012%, 04/01/37	191	208
6.007%, 02/01/37	196	209
5.992%, 04/01/37	810	865
5.960%, 05/01/37	2,925	3,108
5.924%, 03/01/37	140	152
5.832%, 11/01/37	7	8
5.826%, 08/01/37	796	853
5.769%, 04/01/38	223	237
5.661%, 11/01/39	8,828	9,571

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.626%, 06/01/37	$551	$598
5.609%, 10/01/38	525	569
5.542%, 05/01/36	821	883
5.462%, 08/01/37	1,537	1,631
5.126%, 01/01/36	2,020	2,172
5.055%, 07/01/36	767	822
4.989%, 01/01/35	288	309
4.015%, 05/01/37	405	434
3.798%, 05/01/37	190	202
3.531%, 05/01/37	1,424	1,521
3.477%, 05/01/37	226	240
3.425%, 05/01/36	632	672
3.408%, 11/01/36	546	580
3.239%, 05/01/38	563	602
3.226%, 03/01/37	329	351
3.220%, 03/01/37	611	652
3.204%, 04/01/37	135	145
3.125%, 05/01/37	623	666
3.063%, 12/01/36	323	343
2.929%, 12/01/36	749	799
2.886%, 11/01/36	164	176
2.860%, 02/01/37	904	957
2.807%, 09/01/36	947	1,014
2.627%, 01/01/37	1,342	1,427
2.567%, 09/01/36	366	389
2.499%, 11/01/36	464	495
2.488%, 08/01/36	1,171	1,247
2.483%, 10/01/36	1,665	1,776
2.480%, 10/01/36	744	790
2.470%, 12/01/36	634	679
2.466%, 10/01/36	962	1,029
2.448%, 05/01/36	418	440
2.414%, 07/01/36 to 12/01/36	1,490	1,588
2.411%, 09/01/36	4,253	4,541
2.345%, 10/01/36	188	201
2.336%, 08/01/36	441	468
2.300%, 04/01/37	228	243
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	15	17
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/21	249	282
FHLMC CMO, Ser 1993-1611, Cl Z
6.500%, 11/15/23	8,400	9,400
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	927	1,059
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/28	1,060	1,095
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.460%, 02/15/29	792	49
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/31	1,114	1,247
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/31	755	865

SEI Institutional Investments Trust / Annual Report / May 31, 2012	63

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/31	$155	$171
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/32	2,117	2,423
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/32	522	582
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/32	1,045	1,163
FHLMC CMO, Ser 2002-41, Cl 2A
6.976%, 07/25/32 (A)	764	875
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/42	1,007	1,227
FHLMC CMO, Ser 2002-48, Cl 1A
6.261%, 07/25/33 (A)	54	63
FHLMC CMO, Ser 2003-2551, Cl NS
14.043%, 01/15/33 (A)	539	662
FHLMC CMO, Ser 2003-2587, Cl CO, PO
0.000%, 03/15/32	186	185
FHLMC CMO, Ser 2003-2591, Cl QO
4.500%, 03/15/18	830	883
FHLMC CMO, Ser 2003-2631, Cl SA
14.412%, 06/15/33 (A)	423	524
FHLMC CMO, Ser 2003-2671, Cl S
14.318%, 09/15/33 (A)	414	508
FHLMC CMO, Ser 2003-2690, Cl SJ
8.792%, 10/15/33 (A)	245	254
FHLMC CMO, Ser 2003-2695, Cl OB, PO
0.100%, 10/15/33	72	69
FHLMC CMO, Ser 2003-2695, Cl SX
15.981%, 10/15/33 (A)	86	89
FHLMC CMO, Ser 2003-2725, Cl OP, PO
0.000%, 10/15/33	113	113
FHLMC CMO, Ser 2003-2725, Cl SC
8.717%, 11/15/33 (A)	219	253
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/43	537	598
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/43	679	811
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/43	610	699
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	736	850
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	605	702
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/43	817	970
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/34	1,500	1,739
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/33	653	649
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/32	1,436	1,497
FHLMC CMO, Ser 2004-2812, Cl NO, PO
0.000%, 10/15/33	106	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-2827, Cl CS
15.839%, 04/15/32 (A)	$1	$1
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/28	216	208
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/33	2,000	2,257
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	826	950
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/44	629	733
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	844	968
FHLMC CMO, Ser 2005-2945, Cl SA
11.864%, 03/15/20 (A)	1,668	1,948
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/20	282	275
FHLMC CMO, Ser 2005-2981, Cl FA
0.640%, 05/15/35 (A)	576	576
FHLMC CMO, Ser 2005-2990, Cl LK
0.609%, 10/15/34 (A)	682	684
FHLMC CMO, Ser 2005-2991, Cl EG
5.500%, 11/15/34	970	1,002
FHLMC CMO, Ser 2005-3001, Cl HP
21.045%, 05/15/35 (A)	126	196
FHLMC CMO, Ser 2005-3006, Cl QS
19.504%, 07/15/35 (A)	657	966
FHLMC CMO, Ser 2005-3012, Cl GK
23.676%, 06/15/35 (A)	133	215
FHLMC CMO, Ser 2005-3049, Cl XF
0.589%, 05/15/33 (A)	748	748
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/35	467	451
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/36	776	754
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/36	2,180	2,502
FHLMC CMO, Ser 2006-3102, Cl FB
0.539%, 01/15/36 (A)	446	447
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/36	820	925
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/36	435	419
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/36	710	681
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/36	1,500	1,677
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/35	2,000	2,166
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/36	2,050	2,307
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/36	1,000	1,117
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.411%, 08/15/36 (A)	966	173

64	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.351%, 09/15/36 (A)	$652	$91
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.161%, 01/15/37 (A)	1,017	165
FHLMC CMO, Ser 2007-3312, Cl BP
5.500%, 01/15/31	223	227
FHLMC CMO, Ser 2007-3316, PO
0.000%, 05/15/37	170	157
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/35	2,000	2,115
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/23	1,000	1,087
FHLMC CMO, Ser 2007-3346, Cl FA
0.469%, 02/15/19 (A)	8,037	8,041
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/37	223	214
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.211%, 11/15/37 (A)	921	135
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.761%, 11/15/37 (A)	1,128	139
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.181%, 11/15/37 (A)	681	99
FHLMC CMO, Ser 2007-76, Cl 2A
4.754%, 10/25/37 (A)	1,254	1,272
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/38	1,947	2,150
FHLMC CMO, Ser 2008-3422, Cl SE
16.853%, 02/15/38 (A)	166	227
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.811%, 05/15/38 (A)	1,161	140
FHLMC CMO, Ser 2008-3451, Cl SB
5.791%, 05/15/38 (A)	6,108	705
FHLMC CMO, Ser 2008-3455, Cl SE, IO
5.961%, 06/15/38 (A)	2,779	437
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	632	708
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	755	799
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/37	686	665
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/37	905	88
FHLMC CMO, Ser 2009-3523, Cl SD
19.006%, 06/15/36 (A)	518	722
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/39	6,620	7,439
FHLMC CMO, Ser 2009-3546, Cl A
6.123%, 02/15/39 (A)	335	358
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	1,611	1,679
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/36	648	622

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/36	$700	$663
FHLMC CMO, Ser 2009-3607, Cl BOPO, PO
0.000%, 04/15/36	500	474
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/39	647	621
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.011%, 12/15/39 (A)	2,592	398
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/34	467	446
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	10,727	11,734
FHLMC CMO, Ser 2010-3621, IO
5.991%, 01/15/40 (A)	722	110
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/40	555	536
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/39	3,898	4,238
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/30	9,178	9,494
FHLMC CMO, Ser 2010-3631, Cl PA
4.000%, 02/15/40	3,658	3,867
FHLMC CMO, Ser 2010-3632, Cl BS
16.704%, 02/15/40 (A)	400	646
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/26	3,638	4,073
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/37	1,268	1,328
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/39	1,760	1,929
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/32	2,171	265
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	2,342	2,741
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/36	760	893
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	1,760	272
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	2,147	184
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.761%, 10/15/40 (A)	1,812	385
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	2,618	140
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	2,244	236
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	1,787	155
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	2,556	232
FHLMC CMO, Ser 2011-3802, Cl LS, IO
4.245%, 01/15/40 (A)	3,327	185

SEI Institutional Investments Trust / Annual Report / May 31, 2012	65

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/36	$1,072	$1,247
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/41 (A)	672	736
FHLMC CMO, Ser 2011-3895, Cl WA
5.694%, 10/15/38 (A)	739	819
FHLMC CMO, Ser 2012-4012, Cl FN
0.739%, 03/15/42 (A)	1,984	1,989
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	2,824	3,180
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	2,596	2,955
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.223%, 01/25/20 (A)	18,800	1,188
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.407%, 04/25/20 (A)	13,153	944
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.837%, 06/25/20 (A)	11,139	1,110
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.679%, 08/25/20 (A)	6,311	553
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K014, IO
1.456%, 04/25/21 (A)	6,074	519
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, IO
1.847%, 07/25/21 (A)	6,946	819
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, IO
1.585%, 10/25/21 (A)	2,295	262
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K017, IO
1.460%, 12/25/21 (A)	3,617	373
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, IO
1.729%, 02/25/18 (A)	28,191	2,113
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K703, IO
2.094%, 05/25/18 (A)	8,689	889

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K704, IO
2.165%, 08/25/18 (A)	$3,287	$343
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	3,150	3,711
FHLMC STRIPS CMO, Ser 1998- 197, Cl PO, PO
0.000%, 04/01/28	554	539
FHLMC STRIPS CMO, Ser 2006- 239, Cl S30, IO
7.461%, 08/15/36 (A)	2,625	349
FHLMC STRIPS CMO, Ser 2010- 3747, Cl HI, IO
4.500%, 07/15/37	3,890	466
FHLMC TBA
4.500%, 06/01/42 to 07/25/42	77,885	83,158
4.000%, 06/15/32 to 06/15/41	3,967	4,249
3.500%, 06/15/42	12,740	13,343
3.000%, 06/15/27 to 08/01/42	27,500	28,365
2.500%, 06/15/27	35,440	36,453
FHLMC-GNMA CMO, Ser 1993- 21, Cl L
6.250%, 10/25/23	648	681
FNMA
8.000%, 04/01/15 to 11/01/37	953	1,107
7.500%, 06/01/30 to 04/01/39	2,853	3,436
7.000%, 12/01/15 to 02/01/39	9,002	10,467
6.500%, 05/01/17 to 06/01/40	19,309	22,029
6.000%, 03/01/19 to 11/01/48	125,258	140,161
5.500%, 04/01/14 to 08/01/40	63,315	69,441
5.000%, 02/01/20 to 09/01/41	191,086	209,273
4.640%, 01/01/21	986	1,138
4.540%, 01/01/20	1,456	1,664
4.530%, 12/01/19	3,957	4,523
4.500%, 07/01/20 to 06/15/42	55,170	59,809
4.400%, 02/01/20	6,000	6,823
4.390%, 05/01/21	1,000	1,143
4.380%, 04/01/21	2,000	2,283
4.369%, 02/01/20 to 04/01/20	4,150	4,725
4.340%, 06/01/21	1,000	1,144
4.338%, 11/01/21	6,155	7,027
4.303%, 07/01/21	5,759	6,586
4.300%, 04/01/21	1,200	1,365
4.260%, 07/01/21	1,000	1,136
4.250%, 04/01/21	3,000	3,411
4.240%, 11/01/19 to 06/01/21	2,934	3,309
4.120%, 04/01/20	1,171	1,312
4.066%, 07/01/20	2,500	2,749
4.060%, 07/01/21	1,000	1,123
4.050%, 01/01/21	1,430	1,605
4.000%, 04/01/19 to 12/01/41	76,403	82,070
3.930%, 01/01/21	1,000	1,114
3.895%, 10/09/19 (B) (C)	1,930	1,589

66	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.820%, 06/01/17	$1,942	$2,122
3.800%, 03/01/18	1,968	2,163
3.740%, 07/01/20	1,393	1,535
3.632%, 12/01/20	4,109	4,526
3.630%, 01/01/18	2,000	2,183
3.590%, 12/01/20	978	1,071
3.584%, 09/01/20	6,939	7,613
3.520%, 01/01/18	2,986	3,247
3.505%, 09/01/20	4,870	5,304
3.500%, 02/01/26 to 11/01/41	39,452	41,848
3.460%, 06/01/17 (C)	1,500	1,421
3.430%, 10/01/20	1,959	2,123
3.380%, 01/01/18	1,500	1,626
3.290%, 10/01/20	1,000	1,081
3.230%, 11/01/20	1,500	1,609
3.000%, 03/01/27	14,121	14,867
2.970%, 11/01/18	1,463	1,556
2.940%, 06/15/42	1,000	1,035
2.790%, 07/01/22	1,000	1,019
2.690%, 10/01/17	1,500	1,582
2.600%, 07/02/42	1,000	1,009
2.370%, 07/30/42	1,000	1,026
2.200%, 07/13/42	2,500	2,539
2.100%, 07/02/42	1,000	1,011
FNMA ARM (A)
6.277%, 09/01/37	4,714	5,165
6.204%, 09/01/37	73	78
6.200%, 08/01/36	242	264
6.171%, 09/01/36	903	977
6.034%, 09/01/37	591	639
5.965%, 07/01/37	276	295
5.922%, 04/01/37	610	653
5.879%, 09/01/37	329	361
5.841%, 03/01/37	3,601	3,884
5.705%, 05/01/37	1,888	2,004
5.611%, 01/01/23	769	840
5.500%, 07/01/37	226	240
5.219%, 11/01/37	381	404
4.242%, 07/01/37	761	810
3.946%, 11/01/36	664	711
3.783%, 11/01/37	708	748
2.977%, 05/01/36	289	308
2.941%, 11/01/36	581	620
2.825%, 10/01/36	1,797	1,923
2.704%, 06/01/36	1,094	1,173
2.675%, 02/01/37	729	777
2.651%, 12/01/36	1,158	1,238
2.592%, 06/01/36	1,018	1,091
2.591%, 08/01/36	399	427
2.553%, 06/01/36	524	560
2.520%, 07/01/36	513	547
2.417%, 10/01/36	433	461
2.375%, 09/01/36	261	278
2.204%, 02/01/37	412	432

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.186%, 09/01/36	$301	$317
2.110%, 01/01/37	638	671
0.981%, 01/01/19	498	500
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	204	233
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	611	702
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/22	722	820
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	511	599
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (A)	220	281
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	986	1,096
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	1,153	1,314
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	800	902
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	727	826
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	525	609
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	912	1,003
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	221	206
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	637	687
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	791	845
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	473	528
FNMA CMO, Ser 2002-10, Cl SB
18.627%, 03/25/17 (A)	94	120
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	629	723
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	126	124
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	744	877
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	2,628	2,981
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/23	1,000	1,076
FNMA CMO, Ser 2003-131, Cl SK
15.722%, 01/25/34 (A)	540	694
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/23	2,000	2,327
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/23	2,000	2,322
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	447	456
FNMA CMO, Ser 2003-23, Cl Q0, PO
0.000%, 01/25/32	206	203

SEI Institutional Investments Trust / Annual Report / May 31, 2012	67

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	$582	$598
FNMA CMO, Ser 2003-30, Cl HS, IO
7.411%, 07/25/17 (A)	325	9
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	360	342
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	791	870
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	806	824
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,778
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/34	1,086	1,258
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	581	561
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	195	190
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/32	489	484
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	25	24
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/25	1,500	1,690
FNMA CMO, Ser 2005-106, Cl US
23.691%, 11/25/35 (A)	919	1,494
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	1,653	1,712
FNMA CMO, Ser 2005-123, Cl FG
0.689%, 07/25/34 (A)	166	165
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	492	502
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/20	1,250	1,351
FNMA CMO, Ser 2005-45, Cl BG
4.500%, 06/25/25	54	54
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	1,230	1,343
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/35	1,360	1,532
FNMA CMO, Ser 2005-72, Cl SB
16.278%, 08/25/35 (A)	492	659
FNMA CMO, Ser 2005-74, Cl CS
19.363%, 05/25/35 (A)	486	721
FNMA CMO, Ser 2005-74, Cl SK
19.473%, 05/25/35 (A)	372	553
FNMA CMO, Ser 2005-90, Cl ES
16.278%, 10/25/35 (A)	347	497
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/35	307	292
FNMA CMO, Ser 2005-97, Cl HC
5.000%, 02/25/32	1,750	1,812
FNMA CMO, Ser 2006-117, Cl GS, IO
6.411%, 12/25/36 (A)	650	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-118, Cl A2
0.299%, 12/25/36 (A)	$840	$799
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	404	375
FNMA CMO, Ser 2006-23, Cl FK
0.489%, 04/25/36 (A)	430	430
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	460	431
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/36	493	471
FNMA CMO, Ser 2006-33, Cl LS
29.076%, 05/25/36 (A)	346	606
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	317	321
FNMA CMO, Ser 2006-44, Cl FP
0.639%, 06/25/36 (A)	541	542
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/33	292	281
FNMA CMO, Ser 2006-46, Cl SW
23.324%, 06/25/36 (A)	419	596
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/36	652	744
FNMA CMO, Ser 2006-56, Cl FC
0.529%, 07/25/36 (A)	572	572
FNMA CMO, Ser 2006-56, Cl OA, PO
0.000%, 10/25/24	918	904
FNMA CMO, Ser 2006-56, Cl PF
0.589%, 07/25/36 (A)	713	715
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/35	526	514
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/36	895	858
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	954	1,171
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	569	572
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	730	852
FNMA CMO, Ser 2006-90, Cl BE
6.000%, 04/25/35	2,000	2,215
FNMA CMO, Ser 2006-94, Cl GI, IO
6.411%, 10/25/26 (A)	1,385	220
FNMA CMO, Ser 2007-100, Cl SM, IO
6.211%, 10/25/37 (A)	2,181	316
FNMA CMO, Ser 2007-101, Cl A2
0.489%, 06/27/36 (A)	1,926	1,902
FNMA CMO, Ser 2007-112, Cl SA, IO
6.211%, 12/25/37 (A)	1,392	218
FNMA CMO, Ser 2007-114, Cl A6
0.439%, 10/27/37 (A)	1,600	1,591
FNMA CMO, Ser 2007-116, Cl HI, IO
5.837%, 01/25/38 (A)	1,597	79
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	4,567	5,192

68	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-29, Cl SG
21.871%, 04/25/37 (A)	$316	$483
FNMA CMO, Ser 2007-43, Cl FL
0.539%, 05/25/37 (A)	331	330
FNMA CMO, Ser 2007-53, Cl SH, IO
5.861%, 06/25/37 (A)	1,509	214
FNMA CMO, Ser 2007-54, Cl FA
0.639%, 06/25/37 (A)	1,210	1,211
FNMA CMO, Ser 2007-60, Cl AX, IO
6.911%, 07/25/37 (A)	2,157	365
FNMA CMO, Ser 2007-65, Cl KI, IO
6.381%, 07/25/37 (A)	1,847	257
FNMA CMO, Ser 2007-72, Cl EK, IO
6.161%, 07/25/37 (A)	2,033	321
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	551	545
FNMA CMO, Ser 2007-79, Cl SB
23.141%, 08/25/37 (A)	165	249
FNMA CMO, Ser 2007-85, Cl SG
15.653%, 09/25/37 (A)	564	794
FNMA CMO, Ser 2007-92, Cl YS, IO
5.541%, 06/25/37 (A)	1,678	244
FNMA CMO, Ser 2008-1, Cl BI, IO
5.671%, 02/25/38 (A)	1,866	244
FNMA CMO, Ser 2008-20, Cl SA, IO
6.751%, 03/25/38 (A)	1,029	156
FNMA CMO, Ser 2008-22, Cl IO, IO
6.191%, 03/25/37 (A)	16,255	2,150
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,679
FNMA CMO, Ser 2008-24, Cl PF
0.889%, 02/25/38 (A)	612	617
FNMA CMO, Ser 2008-32, Cl SA, IO
6.611%, 04/25/38 (A)	829	142
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	1,636	14
FNMA CMO, Ser 2008-4, Cl SD, IO
5.761%, 02/25/38 (A)	3,167	498
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,885
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	643	745
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39 (A)	778	832
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	4,611	5,110
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	2,873	3,054
FNMA CMO, Ser 2009-17, Cl QS, IO
6.411%, 03/25/39 (A)	986	154
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/39	5,621	6,274
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	1,166	144

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	$4,554	$4,819
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/37	1,679	1,624
FNMA CMO, Ser 2009-84, Cl WS, IO
5.661%, 10/25/39 (A)	1,255	160
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	9,090	8,791
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	928	120
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/37	1,102	1,039
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	2,021	101
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	1,448	1,557
FNMA CMO, Ser 2009-99, Cl SC, IO
5.941%, 12/25/39 (A)	1,303	158
FNMA CMO, Ser 2009-M1, Cl A2
4.287%, 07/25/19	3,931	4,421
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	4,202	4,652
FNMA CMO, Ser 2010-1, Cl WA
6.148%, 02/25/40 (A)	646	736
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/38	2,711	2,895
FNMA CMO, Ser 2010-118, IO
6.261%, 10/25/40 (A)	3,452	525
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/40	3,600	3,954
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/38	1,686	1,812
FNMA CMO, Ser 2010-135, Cl LM
4.000%, 12/25/40	489	520
FNMA CMO, Ser 2010-142, IO
6.291%, 12/25/40 (A)	3,237	531
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/39	1,322	1,401
FNMA CMO, Ser 2010-150, IO
6.291%, 01/25/41 to 01/25/41 (A)	8,702	1,429
6.261%, 01/25/41 (A)	892	146
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (A)	697	799
FNMA CMO, Ser 2010-23, Cl KS, IO
6.861%, 02/25/40 (A)	1,488	206
FNMA CMO, Ser 2010-35, Cl SB, IO
6.181%, 04/25/40 (A)	1,803	219
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	557	534
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	1,000	1,073
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	4,239	4,551
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	1,403	1,517

SEI Institutional Investments Trust / Annual Report / May 31, 2012	69

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-68, Cl SA, IO
4.761%, 07/25/40 (A)	$3,455	$475
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	1,374	1,563
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	8,896	10,065
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/51 (A)	1,203	1,309
FNMA CMO, Ser 2011-30, Cl LS, IO
4.674%, 04/25/41 (A)	3,457	239
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/51 (A)	1,620	1,793
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	3,969	4,211
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/41	19,566	20,717
FNMA CMO, Ser 2011-63, IO
6.441%, 07/25/41 (A)	4,300	693
FNMA CMO, Ser 2011-75, Cl FA
0.789%, 08/25/41 (A)	756	760
FNMA CMO, Ser 2011-87, IO
5.711%, 09/25/41 (A)	6,382	1,043
FNMA CMO, Ser 2011-90, IO
5.000%, 05/25/34	5,463	785
FNMA CMO, Ser 2011-96, IO
6.311%, 10/25/41 (A)	7,337	1,273
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/21	1,500	1,652
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/21	7,500	8,263
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/21	2,500	2,749
FNMA CMO, Ser 2012-30, Cl NB
6.500%, 04/25/42	4,242	4,711
FNMA CMO, Ser 2012-35, Cl MB
5.500%, 04/25/42	7,800	8,865
FNMA CMO, Ser 2012-66, IO
5.750%, 06/25/42 (A)	1,100	190
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/30	975	1,140
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	1,943	2,299
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	645	732
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	796	929
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/24	540	506

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Interest STRIPS CMO, Ser 1998-300, PO
0.000%, 09/01/24	$342	$321
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/32	727	114
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/33	1,147	209
FNMA TBA
6.000%, 06/01/37	5,500	6,054
5.500%, 07/01/37	9,000	9,804
5.000%, 06/01/38	200	217
4.500%, 07/01/37 to 06/14/42	30,286	32,551
4.000%, 06/01/39	37,600	40,026
3.500%, 06/15/26 to 06/25/42	21,605	22,689
3.000%, 08/25/26 to 06/13/42	65,685	68,184
2.500%, 06/25/27 to 08/25/27	47,500	48,750
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.073%, 12/25/42 (A)	917	1,078
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	917	1,076
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,312	1,523
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	542	624
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	443	515
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	838	1,012
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/34	2,000	2,201
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	921	1,063
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	675	774
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.459%, 03/25/45 (A)	2,450	2,436
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	333	389
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.459%, 02/25/36 (A)	578	574

70	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.499%, 11/25/46 (A)	$1,271	$1,266
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.747%, 07/25/37 (A)	72	128
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/49	1,795	2,061
GNMA
9.500%, 12/15/20	7	7
7.500%, 10/15/37 to 09/20/38	1,166	1,392
7.000%, 04/15/26 to 06/15/35	3,745	4,412
6.500%, 01/15/24 to 02/15/39	7,002	8,128
6.000%, 12/15/23 to 10/20/40	32,525	36,676
5.000%, 10/20/39 to 11/20/40	11,203	12,424
4.500%, 01/20/40 to 03/20/41	28,856	31,866
3.500%, 12/20/40 to 03/20/41	3,156	3,324
GNMA ARM (A)
3.500%, 05/20/41 to 10/20/41	8,240	8,732
3.000%, 08/20/41 to 01/20/42	6,735	7,104
1.610%, 01/20/60	1,455	1,503
GNMA CMO, Ser 2001-18, Cl WH
31.548%, 04/20/31 (A)	103	206
GNMA CMO, Ser 2001-22, Cl PS
20.387%, 03/17/31 (A)	751	1,217
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	1,786	2,090
GNMA CMO, Ser 2002-23, Cl SD
20.309%, 04/16/32 (A)	1,073	1,611
GNMA CMO, Ser 2002-51, Cl SG
31.461%, 04/20/31 (A)	91	182
GNMA CMO, Ser 2002-57, Cl SB
108.919%, 08/16/32	79	280
GNMA CMO, Ser 2002-69, Cl SC
15.973%, 02/20/32 (A)	170	189
GNMA CMO, Ser 2003-60, Cl GS
12.019%, 05/16/33 (A)	132	154
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/33	4,632	5,306
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	1,094	1,210
GNMA CMO, Ser 2003-97, Cl SA, IO
6.311%, 11/16/33 (A)	540	106
GNMA CMO, Ser 2004-28, Cl SV
8.760%, 04/20/34 (A)	1,276	1,411
GNMA CMO, Ser 2004-34, Cl CS
19.245%, 02/20/34 (A)	64	93
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	210	208
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	317	345
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	96	94

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2004-87, Cl SB
7.396%, 03/17/33 (A)	$246	$268
GNMA CMO, Ser 2005-3, Cl SB, IO
5.860%, 01/20/35 (A)	1,371	214
GNMA CMO, Ser 2005-7, Cl JM
16.195%, 05/18/34 (A)	251	305
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	1,000	1,241
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	148	141
GNMA CMO, Ser 2006-38, Cl SG, IO
6.410%, 09/20/33 (A)	2,306	157
GNMA CMO, Ser 2006-38, Cl SW, IO
6.260%, 06/20/36 (A)	1,222	154
GNMA CMO, Ser 2007-17, Cl AF
0.439%, 04/16/37 (A)	746	746
GNMA CMO, Ser 2007-26, Cl SW, IO
5.960%, 05/20/37 (A)	2,383	379
GNMA CMO, Ser 2007-27, Cl SD, IO
5.960%, 05/20/37 (A)	854	125
GNMA CMO, Ser 2007-42, Cl SB, IO
6.510%, 07/20/37 (A)	1,183	188
GNMA CMO, Ser 2007-45, Cl QA, IO
6.400%, 07/20/37 (A)	769	123
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.310%, 11/20/37 (A)	889	140
GNMA CMO, Ser 2007-78, Cl SA, IO
6.291%, 12/16/37 (A)	11,699	2,151
GNMA CMO, Ser 2007-81, Cl SP, IO
6.410%, 12/20/37 (A)	1,106	179
GNMA CMO, Ser 2007-82, Cl SA, IO
6.290%, 12/20/37 (A)	723	116
GNMA CMO, Ser 2007-9, Cl CI, IO
5.960%, 03/20/37 (A)	947	142
GNMA CMO, Ser 2008-10, Cl S, IO
5.590%, 02/20/38 (A)	1,314	192
GNMA CMO, Ser 2008-2, Cl MS, IO
6.921%, 01/16/38 (A)	792	125
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	334	312
GNMA CMO, Ser 2008-33, Cl XS, IO
7.461%, 04/16/38 (A)	554	84
GNMA CMO, Ser 2008-55, Cl SA, IO
5.960%, 06/20/38 (A)	1,278	191
GNMA CMO, Ser 2008-60, Cl SH, IO
5.911%, 07/16/38 (A)	724	116
GNMA CMO, Ser 2008-95, Cl DS, IO
7.060%, 12/20/38 (A)	1,925	305
GNMA CMO, Ser 2009-102, Cl SM, IO
6.161%, 06/16/39 (A)	2,670	321
GNMA CMO, Ser 2009-106, Cl AS, IO
6.161%, 11/16/39 (A)	1,839	303
GNMA CMO, Ser 2009-106, Cl KS, IO
6.160%, 11/20/39 (A)	19,354	2,981

SEI Institutional Investments Trust / Annual Report / May 31, 2012	71

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-106, Cl SU, IO
5.960%, 05/20/37 (A)	$4,151	$642
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	703	131
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	34	6
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	1,228	153
GNMA CMO, Ser 2009-22, Cl SA, IO
6.030%, 04/20/39 (A)	1,940	282
GNMA CMO, Ser 2009-24, Cl DS, IO
6.060%, 03/20/39 (A)	1,133	131
GNMA CMO, Ser 2009-25, Cl SE, IO
7.360%, 09/20/38 (A)	747	106
GNMA CMO, Ser 2009-31, Cl TS, IO
6.060%, 03/20/39 (A)	1,927	257
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	318	47
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (A)	2,036	61
GNMA CMO, Ser 2009-42, Cl SC, IO
5.840%, 06/20/39 (A)	672	97
GNMA CMO, Ser 2009-43, Cl SA, IO
5.710%, 06/20/39 (A)	1,727	215
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,185	1,347
GNMA CMO, Ser 2009-6, Cl SH, IO
5.800%, 02/20/39 (A)	1,442	203
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	845	112
GNMA CMO, Ser 2009-65, Cl TS, IO
6.160%, 12/20/38 (A)	2,534	327
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,810
GNMA CMO, Ser 2009-67, Cl SA, IO
5.811%, 08/16/39 (A)	1,777	218
GNMA CMO, Ser 2009-72, Cl SM, IO
6.011%, 08/16/39 (A)	2,262	282
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/19	944	1,039
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	1,233	1,114
GNMA CMO, Ser 2009-83, Cl TS, IO
5.860%, 08/20/39 (A)	1,681	216
GNMA CMO, Ser 2009-87, Cl SI, IO
6.510%, 02/20/35 (A)	966	172
GNMA CMO, Ser 2009-87, Cl TS, IO
5.860%, 07/20/35 (A)	1,853	287
GNMA CMO, Ser 2010-113, Cl BS, IO
5.760%, 09/20/40 (A)	2,827	453
GNMA CMO, Ser 2010-121, IO
5.760%, 09/20/40 (A)	2,366	384
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/32	612	594

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/35	$651	$608
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	425	375
GNMA CMO, Ser 2010-14, Cl EO, PO
0.000%, 06/16/33	263	258
GNMA CMO, Ser 2010-14, Cl QP
6.000%, 12/20/39	1,192	1,300
GNMA CMO, Ser 2010-14, Cl SA, IO
7.760%, 12/20/32 (A)	919	139
GNMA CMO, Ser 2010-14, Cl SH, IO
5.761%, 02/16/40 (A)	1,038	213
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/37	4,490	575
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/40	1,388	1,224
GNMA CMO, Ser 2010-167, Cl US, IO
6.390%, 11/20/38 (A)	1,017	134
GNMA CMO, Ser 2010-3, Cl MS, IO
6.310%, 11/20/38 (A)	2,770	412
GNMA CMO, Ser 2010-31, Cl GS, IO
6.260%, 03/20/39 (A)	1,216	179
GNMA CMO, Ser 2010-35, IO
5.510%, 03/20/40 (A)	4,268	695
GNMA CMO, Ser 2010-37, IO
5.460%, 03/20/40 (A)	5,114	815
GNMA CMO, Ser 2010-4, Cl NS, IO
6.151%, 01/16/40 (A)	25,382	4,034
GNMA CMO, Ser 2010-47, Cl PX, IO
6.460%, 06/20/37 (A)	3,381	555
GNMA CMO, Ser 2010-47, Cl XN, IO
6.311%, 04/16/34 (A)	1,120	70
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/39	2,900	3,280
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/38	895	1,030
GNMA CMO, Ser 2010-85, Cl HS, IO
6.410%, 01/20/40 (A)	1,881	300
GNMA CMO, Ser 2010-93, Cl PS
6.460%, 06/20/35 (A)	324	42
GNMA CMO, Ser 2010-H10, Cl FC
1.239%, 05/20/60 (A)	5,197	5,295
GNMA CMO, Ser 2010-H26, Cl LF
0.591%, 08/20/58 (A)	7,036	6,973
GNMA CMO, Ser 2011-11, IO
5.760%, 01/20/41 (A)	1,639	261
GNMA CMO, Ser 2011-32, IO
5.760%, 03/20/41 (A)	961	151
GNMA CMO, Ser 2011-32, Cl S, IO
5.761%, 03/16/41 (A)	622	86
GNMA CMO, Ser 2011-40, Cl SA, IO
5.891%, 02/16/36 (A)	3,728	490
GNMA CMO, Ser 2011-70, Cl BS, IO
6.461%, 12/16/36 (A)	2,198	335

72	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2011-H09, Cl AF
0.741%, 03/20/61 (A)	$1,735	$1,729
GNMA TBA
5.500%, 06/20/37	2,500	2,781
4.500%, 06/01/39	3,800	4,180
4.000%, 06/01/39	10,200	11,147
3.500%, 06/15/41 to 06/25/42	75,725	80,715
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/20	1,100	1,166
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	5,878	6,149
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.691%, 10/07/20 (A)	10,360	10,381
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.609%, 11/06/17 (A)	4,403	4,405
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.709%, 11/05/20 (A)	2,880	2,883
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.799%, 12/08/20 (A)	894	898
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/20	405	415
NCUA Guaranteed Notes, Ser 2010-A1, Cl A
0.589%, 12/07/20 (A)	238	239

		2,362,330

Non-Agency Mortgage-Backed Obligations — 8.5%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/24 (D)	1,000	1,000
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.460%, 02/02/37 (A) (D)	703	679
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (A) (D)	1,325	1,336
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (A) (D)	900	915
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (A) (D)	1,500	1,537
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/58 (A) (D)	553	565
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/58 (A) (D)	570	597

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Home Mortgage Assets, Ser 2006-5, Cl A1
1.078%, 11/25/46 (A)	$1,347	$548
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.204%, 05/24/36 (A) (D)	528	523
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.204%, 05/24/36 (A) (D)	400	388
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.681%, 03/26/37 (A) (D)	1,387	1,365
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (D)	1,005	1,037
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.520%, 10/28/36 (A) (D)	373	370
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.659%, 11/28/35 (A) (D)	480	464
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	440	447
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	617	633
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	535	550
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	412	420
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	394	399
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	323	337
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	624	653
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.257%, 11/25/21 (A)	194	178
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.706%, 04/25/37 (A)	428	296
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	681	681
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	479	479

SEI Institutional Investments Trust / Annual Report / May 31, 2012	73

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	$363	$366
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (A)	6,060	6,585
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	500	543
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	1,319	1,352
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	300	333
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (A)	500	554
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	6,635	7,450
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	800	896
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	4,026	4,428
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	419	442
Banc of America Funding, Ser 2004-C, Cl 1A1
5.040%, 12/20/34 (A)	217	214
Banc of America Funding, Ser 2005-B, Cl 2A1
3.114%, 04/20/35 (A)	3,898	3,013
Banc of America Funding, Ser 2006-G, Cl 2A3
0.410%, 07/20/36 (A)	4,924	4,833
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/37 (D)	564	584
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/35 (A) (D)	811	854
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/45 (A)	554	584
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	298	298

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/33	$813	$835
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.789%, 05/25/18 (A)	192	184
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.689%, 08/25/18 (A)	206	198
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.888%, 06/25/33 (A)	306	299
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	1,000	1,025
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	219	224
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	170	175
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	156	165
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (D)	757	800
BCAP LLC Trust, Ser 2009- RR10, Cl 17A1
5.750%, 06/26/37 (D)	847	855
BCAP LLC Trust, Ser 2009- RR13, Cl 11A1
5.250%, 05/26/37 (A) (D)	83	82
BCAP LLC Trust, Ser 2009- RR13, Cl 17A2
5.500%, 04/26/37 (A) (D)	902	937
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.097%, 04/26/37 (A) (D)	873	868
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (A) (D)	253	252
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.006%, 04/26/35 (A) (D)	365	357
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
4.546%, 07/26/45 (A) (D)	953	893
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.039%, 01/26/36 (A) (D)	410	387
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.858%, 02/26/47 (A) (D)	423	393
BCAP LLC Trust, Ser 2010- RR12, Cl 2A5
4.500%, 01/26/36 (A) (D)	773	789

74	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.080%, 05/26/35 (A) (D)	$700	$625
BCAP LLC Trust, Ser 2011- RR10, Cl 2A1
1.065%, 09/26/37 (A) (D)	1,113	977
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/37 (A) (D)	888	875
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.389%, 05/28/36 (A) (D)	1,051	929
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.725%, 07/26/36 (A) (D)	959	910
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.409%, 08/26/36 (A) (D)	1,005	929
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
4.930%, 05/26/37 (D)	964	949
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.085%, 05/25/34 (A)	268	266
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.322%, 05/25/34 (A)	1,032	978
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.220%, 08/25/35 (A)	449	433
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.794%, 04/25/35 (A)	229	169
Bear Stearns Asset-Backed Securities Trust, Ser 2006- AC1, Cl 1A1
5.750%, 02/25/36	1,955	1,451
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	261	262
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	111	111
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	489	489
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.286%, 06/11/41 (A) (D)	14,202	205
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.299%, 10/12/42 (A)	7,280	8,094
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.620%, 03/11/39 (A)	300	335

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.714%, 04/12/38 (A)	$4,110	$4,643
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41	300	341
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/50	2,640	2,749
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (A)	110	125
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.061%, 12/15/47	984	1,020
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/47	1,659	1,749
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	119	118
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.689%, 01/25/34 (A)	66	66
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.805%, 12/25/35 (A)	13,166	10,352
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.750%, 02/25/37 (A)	329	327
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.786%, 02/25/37 (A)	204	201
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.878%, 07/25/37 (A)	542	486
Citicorp Mortgage Securities, Ser 2004-4, Cl A4
5.500%, 06/25/34	570	598
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (A)	440	458
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.885%, 12/10/49 (A)	5,860	6,699
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.071%, 08/25/34 (A)	273	277
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	402	393
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.024%, 11/25/38 (A) (D)	954	947

SEI Institutional Investments Trust / Annual Report / May 31, 2012	75

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (D)	$1,351	$1,408
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.457%, 09/25/33 (A) (D)	630	624
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/37 (A) (D)	990	1,011
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.607%, 02/25/35 (A) (D)	347	346
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/36 (D)	2,809	2,882
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/36 (D)	3,007	3,101
Citigroup Mortgage Loan Trust, Ser 2010-12, Cl 4A1
0.460%, 07/20/36 (A) (D)	663	626
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.319%, 02/25/47 (A) (D)	492	485
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.429%, 02/25/46 (A) (D)	758	696
Citigroup, Ser 2005-CD1, Cl AM
5.400%, 07/15/44 (A)	1,624	1,728
Citigroup, Ser 2006-CD2, Cl X, IO
0.089%, 01/15/46 (A) (D)	72,609	155
Citigroup, Ser 2007-CD4, Cl XC, IO
0.224%, 12/11/49 (A) (D)	41,388	324
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	607	627
Commercial Mortgage Pass- Through Certificates, Ser CR1, Cl A3
3.391%, 05/15/45	2,770	2,796
Commercial Mortgage Pass- Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (D)	2	2
Commercial Mortgage Pass- Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (D)	2,500	2,507
Commercial Mortgage Pass- Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (A)	600	655
Commercial Mortgage Pass- Through Certificates, Ser 2007-C9, Cl A4
5.811%, 12/10/49 (A)	1,310	1,507
Commercial Mortgage Pass- Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/44	3,148	3,219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	$1,975	$2,075
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	1,925	1,890
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	201	205
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	901	953
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/31	286	271
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
1.508%, 08/25/35 (A)	3,594	1,950
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.258%, 08/25/35 (A)	783	368
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	106	106
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	917	912
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.812%, 12/25/33 (A)	490	411
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.464%, 08/25/18 (A)	90	98
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	1,541	1,592
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/34	729	760
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	798	813
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.844%, 09/25/34 (A)	70	44
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/27	745	642
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.639%, 09/25/35 (A) (D)	4,706	3,902
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	241	244

76	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	$430	$431
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	15	15
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	1,238	1,279
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/33	507	526
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	264	281
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	441	455
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	1,491	1,531
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/34	675	706
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/34	748	789
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.859%, 06/25/34 (A)	653	628
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.167%, 06/25/35 (A)	90	90
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	949	972
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	2,974	3,144
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	1,691	1,767
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.851%, 03/15/39 (A)	825	902
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	2,311	2,534
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	8,048	8,867
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (D)	115	114

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (D)	$589	$589
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.239%, 06/28/47 (A) (D)	200	199
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.721%, 09/26/46 (A) (D)	508	504
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (A) (D)	157	154
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (A) (D)	400	366
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.239%, 02/27/47 (A) (D)	1,264	1,245
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.760%, 07/28/36 (A) (D)	775	730
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.489%, 08/28/47 (A) (D)	1,824	1,792
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.239%, 03/27/46 (A) (D)	2,481	2,461
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/36 (A) (D)	419	413
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
3.250%, 07/27/37 (A) (D)	1,436	1,440
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	1,070	1,161
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44 (A) (D)	2,540	2,859
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.641%, 08/10/44 (A) (D)	6,782	365
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.370%, 04/26/37 (A) (D)	328	317
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.489%, 06/28/47 (A) (D)	313	311
Deutsche Securities Alternative Loan Trust, Ser 2005-1, Cl 2A1
5.801%, 02/25/20 (A)	277	286
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (D)	5,630	5,917
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.640%, 11/19/44 (A)	1,866	1,026

SEI Institutional Investments Trust / Annual Report / May 31, 2012	77

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (D)	$1,160	$1,197
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.791%, 02/25/48 (A) (D)	4,108	4,111
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	653	666
Fontainebleau Miami Beach Trust, Ser 2012-FBLU, Cl A
2.887%, 05/05/27 (D)	611	620
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/48 (A)	1,000	1,020
GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/48 (A)	500	502
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	1,530	1,669
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	387	387
GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	274	276
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	760	789
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (A)	700	758
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (A)	1,628	1,612
GMAC Commercial Mortgage Securities, Ser C2, Cl A1
4.576%, 05/10/40	1,214	1,233
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.034%, 10/19/33 (A)	1,585	1,582
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	521	516
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	907	945
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	652	668
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	292	300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	$1,837	$1,850
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	225	226
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (B)	7,150	7,578
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/42 (A)	220	223
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	4,640	5,045
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.874%, 07/10/38 (A)	12,495	14,100
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	10,357	11,295
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/49	1,890	2,063
Greenwich Capital Commercial Funding, Ser GG7, Cl AM
5.874%, 07/10/38 (A)	1,010	1,035
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	1,000	1,105
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.814%, 11/10/39 (A) (D)	11,272	236
GS Mortgage Securities II, Ser 2011-GC5, IO
1.941%, 08/10/44 (A) (D)	2,173	198
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44	8,740	9,206
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/45	1,385	1,407
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (D)	4	4
GSMPS Mortgage Loan Trust, Ser 2005-RP3, IO
5.079%, 09/25/35 (A) (D)	465	71
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.589%, 09/25/35 (A) (D)	582	456
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.639%, 04/25/36 (A) (D)	1,807	1,465

78	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	$710	$746
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.739%, 06/25/35 (A)	238	225
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	122	118
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.539%, 05/25/35 (A)	422	397
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/51 (D)	4,537	4,953
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	662	701
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.589%, 05/25/36 (A)	527	487
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.589%, 08/25/36 (A)	1,449	1,302
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.642%, 11/25/37 (A)	1,332	1,058
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	11,300	3,954
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	851	865
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	923	931
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	403	406
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	187	189
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	3,808	4,026
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.543%, 08/12/37 (A)	700	697
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	363	369
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.114%, 06/12/43 (A)	54,664	364
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	600	678

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/45	$480	$509
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	621	639
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	968	1,051
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.394%, 05/15/47 (A)	800	741
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	1,546	1,742
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (D)	6,241	6,605
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (D)	1,024	1,086
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (D)	1,668	1,774
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/46	410	449
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C6, Cl A3
3.507%, 05/15/45	2,459	2,552
JPMorgan Chase Commercial Mortgage Securities, Ser CB18, Cl A4
5.440%, 06/12/47	7,139	7,923
JPMorgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
5.817%, 06/15/49 (A) (B)	6,288	6,789
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.755%, 07/25/34 (A)	164	161
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.281%, 06/25/34 (A)	2,107	2,069
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.761%, 09/25/34 (A)	180	181
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
2.438%, 12/25/34 (A)	352	352
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
2.438%, 12/25/34 (A)	11,500	11,167
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.008%, 02/25/35 (A)	1,000	989

SEI Institutional Investments Trust / Annual Report / May 31, 2012	79

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (A)	$49	$49
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.299%, 04/25/35 (A)	360	357
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.457%, 04/25/36 (A)	13,082	10,809
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.747%, 08/25/34 (A)	1,538	1,489
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.649%, 11/25/33 (A)	1,279	1,266
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.493%, 05/25/36 (A)	11,806	10,114
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.778%, 08/25/34 (A)	678	633
JPMorgan Re-REMIC, Ser 2009- 6, Cl 4A1
5.660%, 09/26/36 (A) (D)	496	492
JPMorgan Re-REMIC, Ser 2010- 4, Cl 7A1
4.266%, 08/26/35 (A) (D)	379	371
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.902%, 07/15/44 (A)	844	894
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	772	789
LB-UBS Commercial Mortgage Trust, Ser 2005-C3
4.794%, 07/15/40	2,815	2,967
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	388
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.153%, 02/15/41 (A) (D)	24,472	276
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.870%, 06/15/38 (A)	450	508
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	272	280
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (A)	2,910	3,298
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	5,079	5,726

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	$190	$214
LVII Resecuritization Trust, Ser 2009-2, Cl A4
2.754%, 09/27/37 (A) (D)	59	58
LVII Resecuritization Trust, Ser 2009-2, Cl A5
2.957%, 09/27/37 (A) (D)	1,000	1,000
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.601%, 11/27/37 (A) (D)	300	317
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.718%, 11/21/34 (A)	302	302
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.718%, 11/21/34 (A)	1,585	1,532
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.718%, 11/21/34 (A)	11,650	11,604
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.439%, 05/25/47 (A)	5	3
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	2,131	2,239
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (D)	2,916	2,835
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.589%, 05/25/35 (A) (D)	586	456
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.599%, 07/25/35 (A) (D)	1,309	994
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/35 (D)	283	221
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	389	411
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	732	546
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	85	88
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	328	339
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/33	851	895

80	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.737%, 07/25/33 (A)	$192	$193
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.676%, 02/25/34 (A)	187	181
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.214%, 02/25/34 (A)	2,109	2,096
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.627%, 08/25/34 (A)	356	344
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	1,069	1,114
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.505%, 01/12/44 (A)	480	463
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.281%, 02/25/36 (A)	354	293
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.848%, 05/12/39 (A)	505	572
Merrill Lynch, Ser 2006-4, Cl XC, IO
0.249%, 12/12/49 (A) (D)	16,155	199
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	16,900	18,643
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (A)	1,450	1,559
MLCC Mortgage Investors, Ser 2004-1, Cl 2A1
2.235%, 12/25/34 (A)	620	619
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.990%, 04/25/29 (A)	370	339
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.223%, 05/25/29 (A)	520	519
MLCC Mortgage Investors, Ser 2004-D, Cl A2
1.473%, 09/25/29 (A)	419	387
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.283%, 04/25/35 (A)	65	57
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	20	20
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	409	414

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	$281	$286
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.350%, 11/14/42 (A)	284	287
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	6,545	7,165
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (A)	4,155	4,714
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	11,485	12,780
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.983%, 08/12/41 (A)	4,440	5,137
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.403%, 02/12/44 (A) (D)	44,187	311
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	161	160
Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
5.880%, 06/11/49 (A)	1,000	1,124
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.817%, 06/11/42 (A)	300	347
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	1,445	1,528
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/49	340	367
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	1,771	1,925
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/45	2,709	2,814
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	68	68
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,060	1,079
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	721	733
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.657%, 04/25/34 (A)	666	679

SEI Institutional Investments Trust / Annual Report / May 31, 2012	81

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	$28	$17
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.349%, 02/25/47 (A)	187	154
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A1
3.000%, 07/17/56 (D)	197	198
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/56 (D)	1,300	1,333
Morgan Stanley Re-REMIC Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/43 (D)	122	122
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (D)	1,300	1,365
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/51 (D)	1,689	1,695
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/49	400	266
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.959%, 05/25/36 (A)	583	470
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.077%, 03/15/30 (A)	2,754	2,824
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.520%, 03/26/36 (A) (D)	699	690
PennyMac Loan Trust, Ser 2011- NPL1, Cl A
5.250%, 09/25/51 (A) (D)	339	340
Prime Mortgage Trust, Ser 2004- CL1, Cl 1A1
6.000%, 02/25/34	273	288
Prime Mortgage Trust, Ser 2004- CL1, Cl 1PO, PO
0.000%, 02/25/34	82	79
Prime Mortgage Trust, Ser 2006- DR1, Cl 2A1
5.500%, 05/25/35 (D)	2,456	2,147
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (A) (D)	883	877
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/21 (D)	580	583
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.389%, 09/26/36 (A) (D)	987	865

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	$638	$659
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	354	366
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	417	434
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,530	1,388
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.518%, 09/25/45 (A)	955	512
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	689	696
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	1,152	1,150
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	446	466
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.682%, 12/25/34 (A)	1,535	1,456
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/33	462	489
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 1A9
5.500%, 05/25/22	1,000	1,008
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.736%, 09/25/33 (A)	675	657
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
1.055%, 01/20/35 (A)	853	657
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	339	345
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (A)	538	550
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/58 (A) (D)	942	955
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/58 (A) (D)	1,000	1,000
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/57 (A) (D)	442	444

82	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/57 (A) (D)	$700	$635
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.911%, 06/25/34 (A)	600	591
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.559%, 10/25/35 (A)	4,243	2,488
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.900%, 10/19/34 (A)	306	269
Structured Asset Securities, Ser 2003-16, Cl A3
0.739%, 06/25/33 (A)	533	511
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.776%, 10/25/33 (A)	9,757	9,332
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.273%, 11/25/33 (A)	201	211
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	789	798
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.025%, 12/25/33 (A)	250	250
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	869	848
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.879%, 09/25/43 (A)	685	657
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.656%, 08/15/39 (A)	2,500	2,686
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/45	4,619	4,709
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	2,267	2,629
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A1
5.926%, 12/26/50 (A) (D)	331	332
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A2
9.077%, 12/26/50 (A) (D)	900	907
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A1
5.682%, 06/25/51 (A) (D)	162	163
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A2
9.317%, 06/25/51 (A) (D)	500	503

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A1
5.194%, 09/25/51 (A) (D)	$212	$212
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A2
9.318%, 09/25/51 (A) (D)	167	168
Vericrest Opportunity Loan Transferee, Ser 2012-NL1A, Cl A1
4.213%, 03/25/49 (A) (D)	356	358
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (D)	153	154
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	705	710
Wachovia Bank Commercial Mortgage Trust, Ser 2006- C26, Cl XC, IO
0.093%, 06/15/45 (A) (D)	83,653	221
Wachovia Bank Commercial Mortgage Trust, Ser 2006- C29, Cl A4
5.308%, 11/15/48	660	739
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.478%, 01/25/33 (A)	291	281
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.568%, 06/25/33 (A)	472	472
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.440%, 08/25/33 (A)	416	408
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.485%, 08/25/33 (A)	256	254
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.459%, 09/25/33 (A)	885	889
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.545%, 09/25/33 (A)	339	341
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.448%, 10/25/33 (A)	501	502
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	237	240
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.806%, 06/25/33 (A)	99	111
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,095	2,197
WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.393%, 11/25/33 (A)	213	219

SEI Institutional Investments Trust / Annual Report / May 31, 2012	83

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	$300	$311
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.586%, 06/25/34 (A)	250	248
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.586%, 06/25/34 (A)	327	323
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	546	571
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.639%, 03/25/34 (A)	124	121
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	765	783
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.529%, 10/25/45 (A)	3,411	2,706
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.519%, 11/25/45 (A)	5,332	3,848
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
2.452%, 12/25/35 (A)	13,585	10,079
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.529%, 12/25/45 (A)	4,995	3,893
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.229%, 01/25/46 (A)	2,912	826
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.128%, 06/25/46 (A)	1,144	455
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.724%, 10/25/46 (A)	1,216	907
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.283%, 11/25/36 (A)	396	274
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
0.999%, 11/25/46 (A)	2,639	1,688
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
0.999%, 11/25/46 (A)	1,522	299
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
2.706%, 11/25/46 (A)	1,635	529
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.969%, 12/25/46 (A)	528	198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.706%, 12/25/46 (A)	$552	$404
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
2.597%, 02/25/37 (A)	4,763	3,034
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
0.969%, 07/25/47 (A)	11,397	7,322
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	681	116
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/33	115	120
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/33	212	200
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/33	326	315
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/37 (A) (D)	579	574
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	952	986
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.425%, 10/25/33 (A)	85	86
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.438%, 11/25/33 (A)	641	646
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.936%, 02/25/34 (A)	426	433
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	110	110
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.697%, 12/25/34 (A)	712	712
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.697%, 12/25/34 (A)	475	474
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.758%, 12/25/34 (A)	227	231
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.758%, 12/25/34 (A)	341	348

84	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.702%, 07/25/34 (A)	$769	$758
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.903%, 08/25/34 (A)	325	333
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.672%, 09/25/34 (A)	1,329	1,325
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.704%, 10/25/34 (A)	623	615
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.704%, 10/25/34 (A)	499	495
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	277	283
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/20	237	248
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR8, Cl 2A1
2.689%, 06/25/35 (A)	914	877
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR9, Cl 2A1
2.666%, 10/25/33 (A)	290	286
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR14, Cl A1
5.350%, 08/25/35 (A)	554	557
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR18, Cl 1A1
5.614%, 11/25/36 (A)	705	655
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.350%, 02/15/44 (A) (D)	8,277	442
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	3,935	4,206
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/44 (D)	600	660

		599,466

Total Mortgage-Backed Securities (Cost $2,863,771) ($ Thousands)		2,961,796

CORPORATE OBLIGATIONS — 24.3%

Consumer Discretionary — 1.2%
CBS
8.875%, 05/15/19	125	167
7.875%, 07/30/30	160	213
5.750%, 04/15/20	92	107

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast
6.500%, 01/15/15	$3,425	$3,885
6.500%, 01/15/17	5,055	6,010
6.500%, 11/15/35	300	371
6.450%, 03/15/37	200	246
5.650%, 06/15/35	230	260
4.950%, 06/15/16	4,125	4,645
Comcast Cable Communications Holdings
9.455%, 11/15/22	920	1,342
CVS
5.789%, 01/10/26 (D)	1,775	1,943
CVS Caremark
6.600%, 03/15/19	180	227
6.125%, 09/15/39 (B)	140	173
4.125%, 05/15/21	360	394
CVS Lease Pass-Through
6.036%, 12/10/28 (D)	2,642	3,002
CVS Pass-Through Trust
5.926%, 01/10/34 (D)	331	375
5.880%, 01/10/28	164	179
Daimler Finance North America LLC
2.625%, 09/15/16 (D)	389	401
1.875%, 09/15/14 (D)	4,575	4,602
1.650%, 04/10/15 (D)	4,317	4,316
DaimlerChrysler
6.500%, 11/15/13	460	495
Gap
5.950%, 04/12/21	2,498	2,579
Historic TW
9.150%, 02/01/23	500	689
Johnson Controls
5.250%, 12/01/41	440	496
4.250%, 03/01/21 (B)	265	288
3.750%, 12/01/21	289	304
Kohl’s
6.250%, 12/15/17	255	309
4.000%, 11/01/21 (B)	134	139
Lowe’s MTN
7.110%, 05/15/37	400	538
5.125%, 11/15/41	48	54
Macy’s Retail Holdings
7.450%, 07/15/17	120	147
6.900%, 04/01/29	100	118
5.125%, 01/15/42	54	56
3.875%, 01/15/22 (B)	108	113
McDonald’s MTN
5.350%, 03/01/18	1,300	1,572
NBC Universal
5.950%, 04/01/41	200	238
Newell Rubbermaid
4.700%, 08/15/20	176	191
News America
6.200%, 12/15/34	315	352
6.150%, 02/15/41	837	959

SEI Institutional Investments Trust / Annual Report / May 31, 2012	85

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Omnicom Group
3.625%, 05/01/22	$630	$641
Staples
9.750%, 01/15/14	305	344
Target
7.000%, 01/15/38 (B)	135	194
4.000%, 06/15/13	355	367
Thomson Reuters
4.700%, 10/15/19	250	286
Time Warner
7.625%, 04/15/31	4,830	6,291
6.250%, 03/29/41	277	328
5.375%, 10/15/41	37	40
4.750%, 03/29/21	920	1,032
4.700%, 01/15/21	820	916
Time Warner Cable
8.750%, 02/14/19	2,940	3,900
8.250%, 04/01/19	4,095	5,344
7.300%, 07/01/38	400	509
6.750%, 07/01/18	120	145
6.550%, 05/01/37	3,426	4,011
5.875%, 11/15/40	4,455	4,908
5.500%, 09/01/41	2,235	2,399
4.125%, 02/15/21	360	379
4.000%, 09/01/21 (B)	30	31
Time Warner Entertainment
8.375%, 03/15/23	232	312
8.375%, 07/15/33	100	138
United Business Media
5.750%, 11/03/20 (D)	1,070	1,102
Viacom
3.875%, 12/15/21 (B)	294	314
Volkswagen International Finance
1.625%, 08/12/13 (D)	100	101
Wal-Mart Stores
5.800%, 02/15/18	1,910	2,327
5.625%, 04/15/41 (B)	2,680	3,412
Wyndham Worldwide
4.250%, 03/01/22	2,400	2,439
2.950%, 03/01/17	1,065	1,066

		85,771

Consumer Staples — 1.9%
Altria Group
9.250%, 08/06/19	2,120	2,913
4.750%, 05/05/21	2,260	2,520
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B)	7,700	10,188
5.375%, 11/15/14	2,060	2,274
5.375%, 01/15/20	2,570	3,095
5.000%, 04/15/20	910	1,077
BAT International Finance
2.125%, 06/07/17	3,345	3,340
1.400%, 06/05/15 (D)	2,790	2,782

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bunge Finance
8.500%, 06/15/19	$350	$445
5.900%, 04/01/17	107	121
Coca-Cola
1.800%, 09/01/16	3,334	3,437
Diageo Capital
4.828%, 07/15/20	300	353
Diageo Finance BV
5.500%, 04/01/13	300	312
Diageo Investment
2.875%, 05/11/22	8,095	8,232
ERAC USA Finance LLC
6.700%, 06/01/34 (D)	221	256
5.625%, 03/15/42 (D)	93	95
2.750%, 03/15/17 (D)	48	49
Express Scripts Holding
3.500%, 11/15/16 (D)	4,920	5,196
2.650%, 02/15/17 (D)	4,485	4,566
2.100%, 02/12/15 (D)	3,980	4,027
GlaxoSmithKline Capital
4.375%, 04/15/14	200	214
2.850%, 05/08/22	2,010	2,033
1.500%, 05/08/17	9,360	9,373
Kaiser Foundation Hospitals
3.500%, 04/01/22	1,612	1,679
Kellogg
3.125%, 05/17/22	178	179
1.750%, 05/17/17	805	803
Kimberly-Clark
2.400%, 03/01/22	36	36
Kraft Foods
6.500%, 08/11/17	300	363
6.500%, 02/09/40	1,420	1,809
6.125%, 08/23/18	700	844
5.375%, 02/10/20	6,995	8,269
5.000%, 06/04/42 (D)	2,791	2,779
Kraft Foods Group
3.500%, 06/06/22 (D)	16,585	16,876
Kroger
7.500%, 04/01/31	610	793
6.150%, 01/15/20	300	367
5.400%, 07/15/40	45	48
3.400%, 04/15/22 (B)	200	199
2.200%, 01/15/17	80	81
Molson Coors Brewing
3.500%, 05/01/22	240	245
PepsiCo
7.900%, 11/01/18	339	455
3.000%, 08/25/21 (B)	181	186
2.750%, 03/05/22	4,640	4,656
2.500%, 05/10/16	2,065	2,174
Pernod-Ricard
5.750%, 04/07/21 (D)	3,327	3,757
5.500%, 01/15/42 (D)	2,095	2,152

86	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.450%, 01/15/22 (D)	$3,010	$3,141
2.950%, 01/15/17 (D)	680	688
Philip Morris International
4.500%, 03/20/42	1,210	1,320
2.900%, 11/15/21	2,240	2,309
1.625%, 03/20/17	4,705	4,767
Reynolds American
7.250%, 06/01/12	2,010	2,010
SABMiller
5.500%, 08/15/13 (D)	320	336
SABMiller Holdings
3.750%, 01/15/22 (D)	2,200	2,331
Safeway
6.350%, 08/15/17 (B)	2,616	2,964
Teva Pharmaceutical Finance BV
3.650%, 11/10/21	1,020	1,069
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	300	314
University of Pennsylvania
4.674%, 09/01/12	1,345	1,508

		138,405

Energy — 2.4%
Alberta Energy
7.375%, 11/01/31	200	239
Anadarko Finance
7.500%, 05/01/31	313	391
Anadarko Holding
7.150%, 05/15/28	150	170
Anadarko Petroleum
8.700%, 03/15/19	150	199
7.625%, 03/15/14	450	495
6.950%, 06/15/19	90	111
6.375%, 09/15/17	4,090	4,783
5.950%, 09/15/16	190	215
ANR Pipeline
9.625%, 11/01/21	100	152
Apache
6.900%, 09/15/18	180	227
6.000%, 09/15/13	3,170	3,376
5.625%, 01/15/17	370	437
4.750%, 04/15/43	115	126
3.250%, 04/15/22	2,026	2,111
Baker Hughes
7.500%, 11/15/18	2,200	2,902
BG Energy Capital
5.125%, 10/15/41 (D)	200	227
4.000%, 10/15/21 (D)	2,775	2,970
BP Capital Markets
5.250%, 11/07/13 (B)	3,230	3,425
3.875%, 03/10/15	630	673
3.625%, 05/08/14 (B)	100	105
3.561%, 11/01/21	210	220
3.245%, 05/06/22	4,400	4,469
1.846%, 05/05/17	5,504	5,508

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Burlington Resources
8.200%, 03/15/25	$400	$564
Canadian Natural Resources
7.200%, 01/15/32	150	204
6.450%, 06/30/33	200	255
Canadian Oil Sands
6.000%, 04/01/42 (D)	1,980	2,119
Conoco Funding
7.250%, 10/15/31	785	1,135
6.950%, 04/15/29	1,235	1,726
ConocoPhillips
6.000%, 01/15/20	460	585
DCP Midstream Operating
4.950%, 04/01/22	2,665	2,742
Devon Energy
6.300%, 01/15/19	330	407
5.600%, 07/15/41	3,940	4,551
4.750%, 05/15/42	157	164
3.250%, 05/15/22 (B)	2,540	2,576
1.875%, 05/15/17	1,060	1,057
El Paso
6.950%, 06/01/28	2,250	2,323
El Paso Pipeline Partners Operating LLC
7.500%, 11/15/40	840	1,063
6.500%, 04/01/20	3,265	3,778
4.100%, 11/15/15	2,130	2,217
Encana
6.500%, 05/15/19 (B)	250	302
5.150%, 11/15/41	3,325	3,171
Energen
4.625%, 09/01/21	2,250	2,309
Energy Transfer Partners
9.000%, 04/15/19	339	428
6.700%, 07/01/18	2,250	2,585
6.500%, 02/01/42	1,420	1,507
5.200%, 02/01/22	1,000	1,057
ENI
5.700%, 10/01/40 (D)	900	937
Enterprise Products Operating LLC
9.750%, 01/31/14	3,470	3,938
6.125%, 10/15/39	170	198
5.950%, 02/01/41	240	276
5.700%, 02/15/42	1,930	2,148
5.250%, 01/31/20	420	480
4.850%, 08/15/42	70	70
4.050%, 02/15/22 (B)	2,170	2,284
EOG Resources
4.100%, 02/01/21 (B)	300	331
Halliburton
6.150%, 09/15/19	300	373
Hess
8.125%, 02/15/19	3,250	4,223
Husky Energy
7.250%, 12/15/19	694	868

SEI Institutional Investments Trust / Annual Report / May 31, 2012	87

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kerr-McGee
6.950%, 07/01/24	$4,885	$6,063
Kinder Morgan Energy Partners
6.000%, 02/01/17	590	682
5.000%, 12/15/13	1,190	1,252
3.950%, 09/01/22	2,105	2,126
Marathon Petroleum
6.500%, 03/01/41	1,913	2,121
Noble Energy
4.150%, 12/15/21	2,950	3,098
Noble Holding International
5.250%, 03/15/42	119	121
3.950%, 03/15/22	40	41
Occidental Petroleum
3.125%, 02/15/22	1,710	1,791
1.750%, 02/15/17	153	156
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,086	1,355
Pemex Project Funding Master Trust
6.625%, 06/15/35	5,602	6,372
1.080%, 12/03/12 (A) (D)	201	200
Petrobras International Finance
6.125%, 10/06/16	1,300	1,449
5.750%, 01/20/20	1,127	1,228
5.375%, 01/27/21	4,680	4,994
2.875%, 02/06/15	1,885	1,906
Petrobras International Finance - Pifco
3.875%, 01/27/16	1,480	1,531
3.500%, 02/06/17	5,615	5,692
Petro-Canada
7.875%, 06/15/26	100	136
6.800%, 05/15/38	3,850	4,840
6.050%, 05/15/18	260	307
Petroleos Mexicanos
6.500%, 06/02/41 (D)	365	410
4.875%, 01/24/22 (D)	943	990
Phillips 66
5.875%, 05/01/42 (D)	1,670	1,782
4.300%, 04/01/22 (D)	57	59
2.950%, 05/01/17 (D)	976	995
Reliance Holdings USA
5.400%, 02/14/22 (D)	2,275	2,265
Schlumberger Investment
3.300%, 09/14/21 (D)	163	171
Shell International Finance BV
6.375%, 12/15/38	1,290	1,790
4.375%, 03/25/20	80	94
4.300%, 09/22/19	1,000	1,163
3.100%, 06/28/15	165	176
Sinopec Group Overseas Development 2012
2.750%, 05/17/17 (D)	1,150	1,168
Spectra Energy Capital LLC
8.000%, 10/01/19	702	913

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Statoil
5.250%, 04/15/19	$460	$553
4.250%, 11/23/41	80	84
3.150%, 01/23/22	100	104
3.125%, 08/17/17	200	215
Talisman Energy
7.750%, 06/01/19	1,855	2,317
Tennessee Gas Pipeline
8.000%, 02/01/16	3,205	3,784
Tosco
8.125%, 02/15/30	100	149
7.800%, 01/01/27	210	292
Total Capital
4.125%, 01/28/21	74	83
2.300%, 03/15/16	300	311
Total Capital International
2.875%, 02/17/22	138	140
TransCanada Pipelines
7.125%, 01/15/19	200	258
6.500%, 08/15/18	425	535
Transocean
7.350%, 12/15/41	888	1,097
6.500%, 11/15/20 (B)	485	561
6.375%, 12/15/21	1,887	2,167
Weatherford International
5.950%, 04/15/42	50	53
4.500%, 04/15/22	67	69
Western Gas Partners
5.375%, 06/01/21	1,940	2,141
Williams
8.750%, 03/15/32	2,302	3,208
7.875%, 09/01/21	1,232	1,600
7.750%, 06/15/31	339	429
7.500%, 01/15/31	9	11
Williams Partners
5.250%, 03/15/20	570	644

		168,724

Financials — 13.1%
ABB Treasury Center USA
2.500%, 06/15/16 (D)	6,360	6,565
ACE INA Holdings
5.600%, 05/15/15	380	426
Achmea Hypotheekbank
3.200%, 11/03/14 (D)	4,377	4,576
Aegon, Ser CMS
2.248%, 07/29/49 (A)	2,180	916
Aflac
8.500%, 05/15/19 (B)	165	218
6.450%, 08/15/40	92	107
4.000%, 02/15/22 (B)	227	236
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (B) (D)	450	550

88	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Allstate
7.450%, 05/16/19	$4,680	$6,014
5.000%, 08/15/14	300	326
Ally Financial
2.688%, 12/01/14 (A)	4,579	4,386
1.750%, 10/30/12	3,960	3,984
American Express MTN
7.000%, 03/19/18 (B)	500	615
5.875%, 05/02/13	1,880	1,963
American Express Credit MTN
7.300%, 08/20/13	500	536
5.125%, 08/25/14	3,710	4,000
2.800%, 09/19/16	389	401
2.375%, 03/24/17	5,085	5,151
American Honda Finance MTN
7.625%, 10/01/18 (D)	150	192
3.875%, 09/21/20 (D)	2,840	3,062
2.600%, 09/20/16 (D)	246	255
2.375%, 03/18/13 (D)	150	152
American International Group
6.400%, 12/15/20	540	606
6.250%, 03/15/37	3,840	3,360
5.850%, 01/16/18	390	428
4.875%, 06/01/22	1,890	1,904
3.750%, 11/30/13 (D)	1,000	1,013
American Tower‡
5.050%, 09/01/20	777	816
4.500%, 01/15/18	2,690	2,858
ANZ National International
3.125%, 08/10/15 (D)	190	196
Aon
6.250%, 09/30/40	79	100
3.500%, 09/30/15	46	48
3.125%, 05/27/16	235	244
ASIF Global Financing XIX
4.900%, 01/17/13 (D)	1,633	1,651
Associates Corp of North America
6.950%, 11/01/18	650	727
Australia & New Zealand Banking Group
4.875%, 01/12/21 (B) (D)	137	153
3.250%, 03/01/16 (B) (D)	200	208
2.400%, 11/23/16 (B) (D)	453	466
0.878%, 10/29/49 (A)	1,400	756
BA Covered Bond Issuer
5.500%, 06/14/12 (D)	1,500	1,502
Bank of America
8.070%, 12/31/26 (D)	1,030	1,035
7.625%, 06/01/19	175	200
7.375%, 05/15/14	780	842
6.500%, 08/01/16	10,488	11,357
6.100%, 06/15/17	6,000	6,250
6.000%, 09/01/17	2,435	2,584
5.875%, 02/07/42	945	965
5.750%, 12/01/17	2,420	2,518
5.700%, 01/24/22	3,253	3,456

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.650%, 05/01/18	$1,270	$1,323
5.625%, 10/14/16	10,925	11,481
5.625%, 07/01/20	375	388
5.420%, 03/15/17	5,030	5,076
5.000%, 05/13/21	1,915	1,922
4.500%, 04/01/15 (B)	6,540	6,687
3.875%, 03/22/17	1,979	1,973
3.625%, 03/17/16	2,770	2,741
0.774%, 06/15/17 (A)	2,210	1,843
0.754%, 06/15/16 (A)	2,550	2,255
Bank of Montreal
2.850%, 06/09/15 (B) (D)	2,720	2,878
1.300%, 10/31/14 (B) (D)	321	325
Bank of New York Mellon MTN
4.600%, 01/15/20 (B)	160	181
3.550%, 09/23/21	144	154
3.100%, 01/15/15 (B)	125	132
2.950%, 06/18/15 (B)	500	525
2.400%, 01/17/17	398	409
Bank of Nova Scotia
3.400%, 01/22/15	478	503
1.650%, 10/29/15 (B) (D)	355	363
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (D)	1,007	1,067
2.350%, 02/23/17 (D)	295	301
Barclays Bank
6.050%, 12/04/17 (D)	950	953
5.200%, 07/10/14 (B)	350	368
5.125%, 01/08/20 (B)	4,145	4,445
5.000%, 09/22/16 (B)	4,800	5,170
2.500%, 01/23/13 (B)	500	504
2.500%, 09/21/15 (B) (D)	365	362
2.250%, 05/10/17 (D)	2,766	2,765
0.875%, 08/07/49 (A)	380	171
BB&T MTN
6.850%, 04/30/19 (B)	115	145
5.700%, 04/30/14	620	675
4.900%, 06/30/17	400	437
3.950%, 04/29/16	555	603
3.850%, 07/27/12	80	80
3.375%, 09/25/13	70	72
BBVA US Senior SAU
3.250%, 05/16/14	2,680	2,572
Bear Stearns
7.250%, 02/01/18	2,930	3,455
6.400%, 10/02/17	3,660	4,177
4.650%, 07/02/18	3,000	3,165
Berkshire Hathaway
3.750%, 08/15/21 (B)	2,558	2,720
3.400%, 01/31/22	3,845	3,986
3.200%, 02/11/15	1,570	1,667
Berkshire Hathaway Finance
5.400%, 05/15/18 (B)	5,160	6,091
4.400%, 05/15/42	1,115	1,121

SEI Institutional Investments Trust / Annual Report / May 31, 2012	89

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.450%, 12/15/15	$187	$195
1.600%, 05/15/17	2,790	2,802
BlackRock
6.250%, 09/15/17 (B)	570	687
3.375%, 06/01/22	180	182
Blackstone Holdings Finance LLC
5.875%, 03/15/21 (D)	1,180	1,236
Boeing Capital
2.900%, 08/15/18	1,545	1,649
Boston Properties‡
3.850%, 02/01/23	3,120	3,113
3.700%, 11/15/18	1,145	1,196
Branch Banking & Trust
5.625%, 09/15/16	325	369
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (B) (D)	581	611
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (B) (D)	1,000	1,052
Capital One Bank USA
8.800%, 07/15/19	250	317
Capital One Financial
7.375%, 05/23/14	450	495
6.750%, 09/15/17	740	885
4.750%, 07/15/21 (B)	375	412
Caterpillar Financial Services MTN
7.150%, 02/15/19	250	328
6.200%, 09/30/13	3,440	3,689
5.850%, 09/01/17	580	696
2.850%, 06/01/22 (B)	155	157
CDP Financial
3.000%, 11/25/14 (D)	6,800	7,128
Cedar Brakes I LLC
8.500%, 02/15/14 (D)	475	499
Charles Schwab
4.950%, 06/01/14	100	108
Chase Capital VI
1.091%, 08/01/28 (A)	2,000	1,520
Citigroup
8.500%, 05/22/19 (B)	600	735
8.125%, 07/15/39 (B)	2,338	3,101
6.875%, 03/05/38	3,715	4,358
6.500%, 08/19/13	3,190	3,350
6.375%, 08/12/14 (B)	2,650	2,842
6.125%, 05/15/18	3,160	3,439
6.010%, 01/15/15	1,000	1,071
6.000%, 12/13/13	2,920	3,066
6.000%, 08/15/17	4,270	4,629
5.500%, 04/11/13	738	758
5.500%, 02/15/17	11,465	11,812
5.375%, 08/09/20	610	656
5.000%, 09/15/14	2,490	2,546
4.587%, 12/15/15	114	119
4.500%, 01/14/22	2,353	2,414
4.450%, 01/10/17	4,540	4,683

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.650%, 03/02/15	$3,290	$3,264
1.017%, 08/25/36 (A)	2,839	1,881
Citigroup Capital III
7.625%, 12/01/36	2,000	2,078
Citigroup Funding
1.875%, 10/22/12	5,355	5,391
CME Group
5.750%, 02/15/14 (B)	177	191
CNA Financial
5.875%, 08/15/20 (B)	274	300
5.850%, 12/15/14	200	215
Comerica
3.000%, 09/16/15	145	150
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (D)	900	998
3.750%, 10/15/14 (D)	1,030	1,077
2.250%, 03/16/17 (B) (D)	378	386
Commonwealth Bank of Australia NY
1.950%, 03/16/15	4,285	4,313
CommonWealth REIT
6.650%, 01/15/18	255	277
6.250%, 08/15/16	300	317
5.875%, 09/15/20	95	99
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/49 (A) (D)	2,713	3,384
5.800%, 09/30/10 (D)	300	309
4.500%, 01/11/21 (B)	300	318
3.875%, 02/08/22	1,885	1,880
3.375%, 01/19/17	1,610	1,650
3.200%, 03/11/15 (D)	700	722
Countrywide Financial
6.250%, 05/15/16 (B)	1,170	1,204
Credit Agricole
8.375%, 12/31/49 (A) (B) (D)	4,550	3,435
2.625%, 01/21/14 (D)	1,480	1,445
Credit Suisse
1.625%, 03/06/15 (D)	3,285	3,295
Credit Suisse NY
6.000%, 02/15/18 (B)	6,895	7,331
5.500%, 05/01/14	125	133
5.300%, 08/13/19 (B)	600	672
5.000%, 05/15/13 (B)	4,489	4,639
Credit Suisse USA
5.125%, 08/15/15	645	705
Deutsche Bank
4.875%, 05/20/13	2,260	2,331
3.875%, 08/18/14 (B)	295	307
2.375%, 01/11/13	2,500	2,513
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B) (D)	4,789	3,855
Dexia Credit Local
2.750%, 04/29/14 (D)	13,575	13,166

90	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DnB Boligkreditt
2.100%, 10/14/15 (D)	$10,132	$10,305
Dresdner Funding Trust I
8.151%, 06/30/31 (D)	365	287
ERAC USA Finance LLC
4.500%, 08/16/21 (D)	175	187
2.250%, 01/10/14 (D)	250	252
ERP Operating‡
5.750%, 06/15/17	500	578
5.125%, 03/15/16	1,000	1,104
4.625%, 12/15/21 (B)	236	257
Farmers Exchange Capital
7.200%, 07/15/48 (D)	2,519	2,757
7.050%, 07/15/28 (D)	1,063	1,235
Farmers Insurance Exchange
8.625%, 05/01/24 (D)	4,118	5,388
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (C) (D)	1,570	1,557
First Chicago NBD Institutional Capital I
1.016%, 02/01/27 (A)	3,750	2,922
First Industrial MTN
7.500%, 12/01/17	1,765	1,832
FMR LLC
6.450%, 11/15/39 (D)	250	290
Ford Motor Credit LLC
5.875%, 08/02/21	1,840	2,090
2.750%, 05/15/15	4,540	4,616
FUEL Trust
4.207%, 04/15/16	401	420
3.984%, 06/15/16 (B)	555	576
General Electric Capital MTN
6.875%, 01/10/39	7,437	9,519
6.750%, 03/15/32	150	185
6.375%, 11/15/67 (A)	6,235	6,414
6.150%, 08/07/37	5,880	6,892
6.000%, 08/07/19	920	1,080
5.900%, 05/13/14	2,510	2,721
5.875%, 01/14/38	1,520	1,728
5.625%, 09/15/17	800	915
5.625%, 05/01/18	6,615	7,518
5.500%, 01/08/20	480	549
5.400%, 02/15/17	1,800	2,038
5.375%, 10/20/16 (B)	1,300	1,471
5.300%, 02/11/21 (B)	2,073	2,308
4.650%, 10/17/21	930	1,022
4.625%, 01/07/21	3,300	3,604
2.300%, 04/27/17	3,295	3,283
2.250%, 11/09/15	180	182
0.846%, 05/05/26 (A)	4,345	3,568
0.734%, 09/15/14 (A)	4,090	4,047
0.597%, 03/20/14 (A)	2,000	1,959
Glitnir Banki
7.451%, 09/14/16 (D) (E) (G) (I)	500	—
6.693%, 06/15/16 (D) (E)	4,480	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Capital II
5.793%, 06/01/43 (A)	$13,260	$8,752
Goldman Sachs Group
7.500%, 02/15/19 (B)	3,046	3,460
6.250%, 09/01/17	1,400	1,491
6.250%, 02/01/41	2,490	2,507
6.150%, 04/01/18	7,800	8,144
6.000%, 06/15/20	4,030	4,231
5.950%, 01/18/18	3,175	3,316
5.750%, 10/01/16	1,000	1,058
5.750%, 01/24/22	460	472
5.450%, 11/01/12	750	762
5.375%, 03/15/20	540	549
5.250%, 10/15/13	680	706
5.250%, 07/27/21	8,105	8,018
5.150%, 01/15/14	300	310
4.750%, 07/15/13	100	103
3.625%, 08/01/12 (B)	470	472
3.625%, 02/07/16 (B)	470	463
3.300%, 05/03/15	5,070	4,996
Goodman Funding Pty‡
6.000%, 03/22/22 (D)	935	957
GTP Acquisition Partners I LLC
4.347%, 06/15/16 (D)	606	635
Hartford Financial Services Group
6.625%, 04/15/42	975	1,014
5.125%, 04/15/22	365	372
HBOS MTN
6.750%, 05/21/18 (D)	5,100	4,673
HBOS Capital Funding
6.071%, 06/30/49 (A) (D)	1,920	1,190
HCP‡
6.700%, 01/30/18	4,478	5,227
6.000%, 01/30/17	6,000	6,745
5.650%, 12/15/13	2,845	3,001
5.375%, 02/01/21	105	117
3.750%, 02/01/19	2,951	2,964
Health Care REIT
6.500%, 03/15/41	2,693	2,968
5.250%, 01/15/22	1,600	1,721
4.950%, 01/15/21	4,910	5,199
Highwoods Properties‡
7.500%, 04/15/18	1,339	1,546
Hongkong & Shanghai Banking
0.563%, 07/22/49 (A)	195	91
HSBC Bank
4.750%, 01/19/21 (D)	400	435
4.125%, 08/12/20 (B) (D)	261	272
3.100%, 05/24/16 (D)	5,022	5,180
1.625%, 07/07/14 (D)	728	728
0.912%, 06/29/49 (A)	1,160	544
HSBC Bank USA NY
4.625%, 04/01/14	300	312

SEI Institutional Investments Trust / Annual Report / May 31, 2012	91

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Finance
6.676%, 01/15/21 (B)	$7,330	$7,909
6.375%, 11/27/12 (B)	365	374
5.500%, 01/19/16 (B)	600	651
4.750%, 07/15/13 (B)	166	171
0.717%, 01/15/14 (A)	500	487
HSBC Holdings
6.800%, 06/01/38	1,469	1,666
5.100%, 04/05/21 (B)	111	123
4.875%, 01/14/22	300	329
4.000%, 03/30/22	2,530	2,575
HSBC USA
2.375%, 02/13/15	6,375	6,395
Hutchison Whampoa International 11
4.625%, 01/13/22 (D)	2,135	2,201
3.500%, 01/13/17 (D)	585	600
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (D)	1,200	864
ING Bank
3.750%, 03/07/17 (D)	457	449
International Lease Finance
6.750%, 09/01/16 (B) (D)	6,230	6,682
6.500%, 09/01/14 (D)	7,190	7,532
Intesa Sanpaolo
3.625%, 08/12/15 (D)	1,140	981
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (D)	610	632
Jefferies Group
8.500%, 07/15/19 (B)	90	95
6.450%, 06/08/27	590	546
6.250%, 01/15/36	400	346
3.875%, 11/09/15 (B)	171	165
John Deere Capital
5.750%, 09/10/18	300	365
2.250%, 04/17/19	1,770	1,812
JPMorgan Chase
6.000%, 10/01/17	12,275	13,646
6.000%, 01/15/18	400	449
5.750%, 01/02/13	760	780
5.400%, 01/06/42	1,395	1,511
5.150%, 10/01/15	240	255
5.125%, 09/15/14	136	143
4.650%, 06/01/14	6,650	7,038
4.500%, 01/24/22	1,420	1,515
4.350%, 08/15/21	510	532
4.250%, 10/15/20	2,040	2,116
3.450%, 03/01/16	1,015	1,045
0.804%, 06/13/16 (A)	4,250	3,902
JPMorgan Chase Bank
6.000%, 07/05/17	2,300	2,561
JPMorgan Chase Capital XIII
1.420%, 09/30/34 (A)	1,440	1,086

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Capital XXII
6.450%, 02/02/37	$480	$474
JPMorgan Chase Capital XXIII
1.467%, 05/15/47 (A)	4,000	2,770
Kaupthing Bank MTN
7.625%, 02/28/15 (D) (E)	8,130	2,033
7.125%, 05/19/16 (D) (E) (G) (I)	12,000	1
5.750%, 10/04/11 (D) (E)	1,120	280
KeyBank
5.800%, 07/01/14	600	647
Kilroy Realty‡
6.625%, 06/01/20	535	621
5.000%, 11/03/15	830	886
4.800%, 07/15/18	1,260	1,341
Landsbanki Islands
6.100%, 08/25/11 (D) (E)	6,520	293
Lazard Group
7.125%, 05/15/15	2,880	3,136
6.850%, 06/15/17	4,415	4,852
Liberty Mutual Group
6.500%, 05/01/42 (D)	2,475	2,519
Lincoln National
4.850%, 06/24/21	58	61
Lloyds TSB Bank
6.375%, 01/21/21	1,775	1,915
4.200%, 03/28/17	5,060	5,053
Macquarie Bank
5.000%, 02/22/17 (D)	652	665
Macquarie Group MTN
7.300%, 08/01/14 (D)	480	510
6.250%, 01/14/21 (B) (D)	525	533
6.000%, 01/14/20 (D)	225	225
Manufacturers & Traders Trust
6.625%, 12/04/17	250	294
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (D)	3,745	5,500
5.375%, 12/01/41 (D)	66	73
MassMutual Global Funding II
3.625%, 07/16/12 (D)	300	301
2.875%, 04/21/14 (D)	122	126
2.300%, 09/28/15 (D)	100	103
MBNA Capital, Ser A
8.278%, 12/01/26	3,135	3,159
Merrill Lynch MTN
7.430%, 09/01/22	3	3
6.875%, 04/25/18	980	1,078
6.400%, 08/28/17	1,250	1,330
6.150%, 04/25/13	210	216
5.700%, 05/02/17	600	610
MetLife
7.717%, 02/15/19	1,750	2,225
6.750%, 06/01/16	2,950	3,471
6.400%, 12/15/36	6,730	6,394
5.700%, 06/15/35	930	1,101

92	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MetLife Capital Trust X
9.250%, 04/08/38 (D)	$2,700	$3,213
MetLife Institutional Funding II
1.368%, 04/04/14 (A) (D)	153	154
Metropolitan Life Global Funding I
5.125%, 04/10/13 (D)	200	207
5.125%, 06/10/14 (D)	1,575	1,696
3.875%, 04/11/22 (D)	200	208
3.650%, 06/14/18 (D)	490	519
2.500%, 01/11/13 (D)	925	935
2.500%, 09/29/15 (D)	2,935	3,025
2.000%, 01/10/14 (D)	200	203
Monumental Global Funding
5.500%, 04/22/13 (D)	235	243
Morgan Stanley MTN
7.300%, 05/13/19	5,990	6,210
6.625%, 04/01/18	5,190	5,268
6.250%, 08/28/17	550	553
6.000%, 05/13/14	5,135	5,224
5.950%, 12/28/17	245	244
5.750%, 01/25/21	235	222
5.625%, 09/23/19	2,385	2,276
5.550%, 04/27/17	514	503
5.500%, 07/24/20	370	347
5.500%, 07/28/21	3,740	3,502
5.450%, 01/09/17	250	244
5.300%, 03/01/13 (B)	400	408
4.750%, 04/01/14 (B)	1,940	1,914
4.750%, 03/22/17	300	289
4.200%, 11/20/14 (B)	1,836	1,806
3.800%, 04/29/16	455	429
0.916%, 10/18/16 (A)	9,000	7,542
Murray Street Investment Trust I
4.647%, 03/09/17 (A)	7,805	7,739
National Australia Bank
5.350%, 06/12/13 (B) (D)	5,495	5,740
3.750%, 03/02/15 (D)	455	477
3.000%, 07/27/16 (B) (D)	1,000	1,030
2.500%, 01/08/13 (D)	550	556
National Bank of Canada
2.200%, 10/19/16 (D)	4,350	4,534
1.650%, 01/30/14 (B) (D)	271	276
National City
4.900%, 01/15/15	400	436
National City Bank
5.800%, 06/07/17 (B)	525	602
0.845%, 06/07/17 (A)	3,000	2,791
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	230	335
2.625%, 09/16/12	95	96
Nationwide Mutual Insurance
9.375%, 08/15/39 (D)	460	605
6.600%, 04/15/34 (B) (D)	2,160	2,143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.810%, 12/15/24 (A) (D)	$3,900	$3,557
New York Life Global Funding
4.650%, 05/09/13 (D)	300	310
3.000%, 05/04/15 (D)	5,380	5,652
New York Life Insurance
6.750%, 11/15/39 (D)	1,355	1,800
NIBC Bank MTN
2.800%, 12/02/14 (D)	2,350	2,433
Nomura Holdings
6.700%, 03/04/20 (B)	629	696
4.125%, 01/19/16 (B)	150	152
Nordea Bank
4.875%, 05/13/21 (B) (D)	4,965	4,840
3.700%, 11/13/14 (D)	900	934
3.125%, 03/20/17 (D)	490	493
2.250%, 03/20/15 (D)	3,795	3,801
1.750%, 10/04/13 (D)	200	200
Northern Trust
5.500%, 08/15/13	85	90
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (D)	2,700	3,382
Oversea-Chinese Banking
1.625%, 03/13/15 (D)	200	200
PACCAR Financial MTN
1.600%, 03/15/17	164	165
1.550%, 09/29/14	140	142
Pacific Life Global Funding
5.150%, 04/15/13 (D)	370	383
5.000%, 05/15/17 (D)	170	180
Pacific Life Insurance
9.250%, 06/15/39 (D)	360	468
PNC Bank
6.000%, 12/07/17 (B)	250	291
PNC Funding
5.125%, 02/08/20 (B)	340	392
2.700%, 09/19/16	2,998	3,104
PPF Funding‡
5.500%, 01/15/14 (D)	5,000	5,105
Pricoa Global Funding I
5.450%, 06/11/14 (D)	300	322
Principal Life Global Funding I
5.050%, 03/15/15 (D)	750	806
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	600	636
Private Export Funding
4.375%, 03/15/19	4,660	5,531
2.125%, 07/15/16	4,760	4,997
Prudential Covered Trust 2012-1
2.997%, 09/30/15 (D)	3,515	3,570
Prudential Financial MTN
5.625%, 05/12/41	546	567
4.750%, 09/17/15	1,788	1,935

SEI Institutional Investments Trust / Annual Report / May 31, 2012	93

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Holdings LLC
8.695%, 12/18/23 (D)	$2,500	$3,088
1.349%, 12/18/17 (A) (D)	3,725	3,555
Prudential Insurance of America
8.300%, 07/01/25 (D)	600	800
Resona Preferred Global Securities Cayman
7.191%, 07/30/49 (A) (B) (D)	3,110	3,205
Royal Bank of Canada MTN
2.300%, 07/20/16 (B)	640	661
0.687%, 06/29/85 (A)	860	507
Royal Bank of Scotland
4.875%, 03/16/15	370	380
3.950%, 09/21/15	1,570	1,566
Royal Bank of Scotland Group MTN
7.640%, 09/29/17 (A)	1,000	630
6.400%, 10/21/19	2,390	2,471
Santander US Debt SAU
3.724%, 01/20/15 (D)	2,880	2,714
Security Benefit Life Insurance
8.750%, 05/15/16 (D)	5,200	5,408
Simon Property Group‡
10.350%, 04/01/19	520	731
6.750%, 05/15/14	165	180
5.650%, 02/01/20 (B)	133	157
4.375%, 03/01/21	130	142
4.125%, 12/01/21	108	117
SLM MTN
8.450%, 06/15/18	530	559
Societe Generale
0.844%, 11/29/49 (A)	680	326
0.844%, 11/29/49 (A)	180	86
Sparebank 1 Boligkreditt
2.300%, 06/30/17 (D)	9,280	9,373
Springleaf Finance MTN
6.900%, 12/15/17	170	133
Stadshypotek
1.450%, 09/30/13 (B) (D)	5,729	5,777
Standard Chartered
3.200%, 05/12/16 (D)	3,955	4,051
State Street
4.956%, 03/15/18	2,490	2,605
4.300%, 05/30/14	60	64
Sumitomo Mitsui Banking
3.150%, 07/22/15 (D)	2,380	2,493
3.100%, 01/14/16 (D)	640	672
SunTrust Preferred Capital I
4.000%, 12/31/49 (A)	2,533	1,748
Svenska Handelsbanken
3.125%, 07/12/16	282	289
2.875%, 04/04/17	4,720	4,783
Swedbank Hypotek
2.375%, 04/05/17 (D)	4,840	4,907

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (D)	$1,890	$2,480
Toronto-Dominion Bank MTN
2.500%, 07/14/16	538	559
2.200%, 07/29/15 (B) (D)	295	307
Toyota Motor Credit MTN
3.400%, 09/15/21	2,690	2,859
3.200%, 06/17/15	308	327
2.000%, 09/15/16	930	947
Travelers
5.900%, 06/02/19 (B)	145	181
Travelers Property Casualty
7.750%, 04/15/26	300	411
UBS MTN
5.875%, 12/20/17	520	572
5.750%, 04/25/18	150	164
3.875%, 01/15/15 (B)	1,170	1,208
2.250%, 08/12/13 (B)	250	251
2.250%, 01/28/14	1,690	1,692
UDR MTN‡
4.250%, 06/01/18	2,000	2,123
US Bancorp MTN
4.125%, 05/24/21	134	150
3.000%, 03/15/22	67	69
2.875%, 11/20/14 (B)	415	434
2.450%, 07/27/15	300	311
Ventas Realty‡
4.250%, 03/01/22	1,930	1,940
4.000%, 04/30/19	5,053	5,178
Wachovia
5.750%, 06/15/17	690	800
5.500%, 05/01/13	600	626
5.250%, 08/01/14	650	695
0.806%, 10/28/15 (A)	3,610	3,417
Wachovia Bank MTN
6.000%, 11/15/17	3,650	4,212
4.875%, 02/01/15	5,250	5,589
0.804%, 03/15/16 (A)	1,200	1,153
Wachovia Capital Trust III
5.570%, 12/31/49 (A)	5,292	4,922
WEA Finance LLC
7.125%, 04/15/18 (D)	3,655	4,356
6.750%, 09/02/19 (D)	366	436
4.625%, 05/10/21 (D)	1,065	1,124
Wells Fargo
5.625%, 12/11/17 (B)	350	406
5.000%, 11/15/14	1,085	1,156
4.600%, 04/01/21 (B)	840	924
3.676%, 06/15/16	3,170	3,361
2.100%, 05/08/17	3,180	3,148
Wells Fargo Bank
4.750%, 02/09/15 (B)	300	319

94	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Capital X
5.950%, 12/15/36	$1,350	$1,345
Westpac Banking
4.875%, 11/19/19 (B)	604	661
2.450%, 11/28/16 (B) (D)	350	361
Woodbourne Capital Trust I
1.100%, 04/08/49 (A) (D)	625	225
WR Berkley
5.375%, 09/15/20	270	293
4.625%, 03/15/22	1,050	1,079
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B) (D)	5,740	5,568

		925,321

Health Care — 0.8%
Abbott Laboratories
5.600%, 11/30/17	450	547
Aetna
4.500%, 05/15/42	71	71
Amgen
5.750%, 03/15/40	237	265
5.700%, 02/01/19	100	118
5.650%, 06/15/42	3,950	4,369
5.150%, 11/15/41	4,385	4,522
4.500%, 03/15/20	84	92
3.875%, 11/15/21	200	210
Boston Scientific
6.400%, 06/15/16	2,630	3,040
Coventry Health Care
5.950%, 03/15/17	3,478	3,986
Gilead Sciences
5.650%, 12/01/41	2,195	2,544
4.500%, 04/01/21	2,080	2,305
GlaxoSmithKline Capital
5.650%, 05/15/18	1,730	2,080
HCA
5.750%, 03/15/14	5,548	5,728
Hospira
6.400%, 05/15/15	20	22
Humana
7.200%, 06/15/18	2,120	2,566
Medco Health Solutions
7.125%, 03/15/18	250	310
2.750%, 09/15/15 (B)	135	139
Medtronic
4.450%, 03/15/20	1,320	1,530
Pharmacia
6.500%, 12/01/18	430	548
Roche Holdings
6.000%, 03/01/19 (D)	1,260	1,584
Thermo Fisher Scientific
3.600%, 08/15/21	770	827
3.200%, 03/01/16	1,425	1,526

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UnitedHealth Group
6.875%, 02/15/38	$300	$415
5.800%, 03/15/36	560	675
5.700%, 10/15/40	910	1,115
3.875%, 10/15/20	980	1,070
3.375%, 11/15/21	225	237
WellPoint
5.875%, 06/15/17	350	414
4.625%, 05/15/42	1,809	1,823
3.700%, 08/15/21	2,790	2,924
3.125%, 05/15/22	2,854	2,846
Wyeth
5.950%, 04/01/37	2,460	3,235

		53,683

Industrials — 1.0%
ABB Finance USA
4.375%, 05/08/42	47	48
2.875%, 05/08/22	117	117
1.625%, 05/08/17	1,466	1,463
Air 2 US
8.027%, 10/01/19 (D)	1,489	1,549
Allied Waste North America
6.875%, 06/01/17	585	605
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/21 (B)	4,150	4,357
American Airlines Pass-Through Trust, Ser 2011-1 Cl A
5.250%, 01/31/21 (B)	110	114
BAE Systems
5.800%, 10/11/41 (D)	90	103
4.750%, 10/11/21 (D)	5,540	6,014
Boeing
4.875%, 02/15/20	2,650	3,199
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	200	267
5.650%, 05/01/17 (B)	200	235
5.400%, 06/01/41	200	230
4.700%, 10/01/19	375	430
3.450%, 09/15/21	60	63
Canadian National Railway
5.850%, 11/15/17 (B)	150	180
Cargill
7.350%, 03/06/19 (D)	400	510
3.300%, 03/01/22 (D)	200	206
Continental Airlines
5.983%, 04/19/22 (B)	2,877	3,122
Continental Airlines Pass-Through Trust, Ser 1999-1 Cl A
6.545%, 02/02/19	130	140
Continental Airlines Pass-Through Trust, Ser 1999-2 Cl C-2
7.256%, 03/15/20	1,178	1,279

SEI Institutional Investments Trust / Annual Report / May 31, 2012	95

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines Pass-Through Trust, Ser 2000-1 Cl A-1
8.048%, 11/01/20	$2,325	$2,581
CRH America
6.000%, 09/30/16	154	169
CSX
7.375%, 02/01/19 (B)	460	588
4.250%, 06/01/21	65	71
Danaher
3.900%, 06/23/21 (B)	266	299
Delta Air Lines Pass-Through Trust, Ser 2007-1 Cl A
6.821%, 08/10/22	1,759	1,909
Delta Air Lines Pass-Through Trust, Ser 2010-2 Cl A
4.950%, 05/23/19 (B)	257	271
Delta Air Lines Pass-Through Trust, Ser 2011-1 Cl A
5.300%, 04/15/19	81	86
Eaton
7.625%, 04/01/24	325	451
Fluor
3.375%, 09/15/21	308	321
General Electric
5.250%, 12/06/17	250	292
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.842%, 08/15/16 (A)	4,102	3,753
Koninklijke Philips Electronics
7.200%, 06/01/26	300	407
5.750%, 03/11/18 (B)	100	118
3.750%, 03/15/22	1,379	1,437
Life Technologies
5.000%, 01/15/21	1,451	1,631
Lockheed Martin
5.720%, 06/01/40	405	486
3.350%, 09/15/21	3,435	3,529
2.125%, 09/15/16	187	192
Norfolk Southern
6.000%, 05/23/11	527	642
Northrop Grumman
1.850%, 11/15/15	3,205	3,255
Pitney Bowes MTN
5.600%, 03/15/18	100	102
5.000%, 03/15/15 (B)	225	235
4.875%, 08/15/14 (B)	325	339
Raytheon
3.125%, 10/15/20	780	821
Republic Services
3.550%, 06/01/22	125	127
Ryder System MTN
3.600%, 03/01/16	132	139
2.500%, 03/01/17 (B)	177	178

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tyco International Finance
8.500%, 01/15/19	$170	$225
Tyco International Group
7.000%, 12/15/19 (B)	150	190
Union Pacific
4.163%, 07/15/22 (B)	437	490
Union Pacific Railroad 2003 Pass-Through Trust
4.698%, 01/02/24	162	178
United Parcel Service
4.500%, 01/15/13	1,670	1,710
United Parcel Service of America
8.375%, 04/01/20	140	197
United Technologies
8.875%, 11/15/19	400	560
5.400%, 05/01/35	640	758
4.500%, 06/01/42	4,175	4,471
3.100%, 06/01/22	5,575	5,789
1.800%, 06/01/17	1,875	1,900
1.200%, 06/01/15	935	945
Waste Management
7.125%, 12/15/17	1,650	2,002
4.750%, 06/30/20 (B)	299	337
2.600%, 09/01/16	1,015	1,055

		69,467

Information Technology — 0.2%
Arrow Electronics
6.875%, 07/01/13	80	85
6.875%, 06/01/18	270	317
6.000%, 04/01/20 (B)	225	250
3.375%, 11/01/15	60	63
BAE Systems Holdings
5.200%, 08/15/15 (D)	360	393
Cisco Systems
5.900%, 02/15/39	250	317
5.500%, 01/15/40	500	615
Dell
5.650%, 04/15/18 (B)	415	487
Fiserv
3.125%, 06/15/16	1,780	1,842
Hewlett-Packard
6.000%, 09/15/41	1,710	1,861
4.300%, 06/01/21	200	203
4.050%, 09/15/22 (B)	87	86
2.950%, 08/15/12	80	80
2.600%, 09/15/17	1,352	1,334
HP Enterprise Services LLC
7.450%, 10/15/29	500	620
Intel
4.800%, 10/01/41	293	327
3.300%, 10/01/21 (B)	312	332
International Business Machines
8.000%, 10/15/38	100	171

96	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.625%, 10/15/18	$365	$486
1.950%, 07/22/16	126	131
1.250%, 02/06/17	189	188
Intuit
5.750%, 03/15/17	765	884
Microsoft
4.500%, 10/01/40	61	70
1.625%, 09/25/15	405	419
National Semiconductor
6.600%, 06/15/17	500	621
3.950%, 04/15/15	500	544
Oracle
6.500%, 04/15/38	100	136
6.125%, 07/08/39	163	213
5.375%, 07/15/40 (B)	97	118
5.000%, 07/08/19	450	538
Xerox
8.250%, 05/15/14	320	359
4.500%, 05/15/21	80	82
2.950%, 03/15/17	65	66

		14,238

Materials — 0.7%
Barrick
3.850%, 04/01/22 (D)	3,045	3,138
Barrick Gold
6.950%, 04/01/19	1,660	2,066
Barrick North America Finance LLC
4.400%, 05/30/21	1,050	1,132
BHP Billiton Finance USA
6.500%, 04/01/19	445	568
4.125%, 02/24/42	147	150
3.250%, 11/21/21	4,560	4,768
1.625%, 02/24/17	111	112
Celulosa Arauco y Constitucion
4.750%, 01/11/22 (D)	1,150	1,167
Dow Chemical
8.550%, 05/15/19	947	1,253
7.600%, 05/15/14	410	458
5.250%, 11/15/41	1,380	1,484
4.250%, 11/15/20	118	125
E.I. du Pont de Nemours
5.600%, 12/15/36	275	353
4.900%, 01/15/41 (B)	125	145
1.950%, 01/15/16	162	168
Ecolab
4.350%, 12/08/21	620	678
Freeport-McMoRan Copper
3.550%, 03/01/22	3,005	2,980
2.150%, 03/01/17 (B)	404	398
Mosaic
4.875%, 11/15/41	117	124
3.750%, 11/15/21	98	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nacional del Cobre de Chile
4.750%, 10/15/14 (D)	$900	$961
3.875%, 11/03/21 (D)	2,170	2,277
Placer Dome
6.450%, 10/15/35	200	233
Potash Corp of Saskatchewan
6.500%, 05/15/19	250	317
4.875%, 03/30/20	10	12
PPG Industries
9.000%, 05/01/21	515	707
6.650%, 03/15/18	695	861
5.750%, 03/15/13	595	618
Praxair
5.200%, 03/15/17	215	253
4.375%, 03/31/14	250	266
Rio Tinto Finance USA
8.950%, 05/01/14	265	304
6.500%, 07/15/18	4,120	5,085
4.125%, 05/20/21	770	841
3.750%, 09/20/21	1,530	1,635
3.500%, 11/02/20	77	81
Stauffer Chemical
5.831%, 04/15/17 (C) (D) (I)	350	132
5.702%, 04/15/18 (C) (D) (I)	860	265
Teck Resources
6.250%, 07/15/41	1,062	1,181
Union Carbide
7.750%, 10/01/96	200	231
7.500%, 06/01/25	200	241
Vale Overseas
8.250%, 01/17/34	365	468
6.875%, 11/21/36	2,958	3,385
4.375%, 01/11/22	7,325	7,322

		49,046

Telecommunication Services — 1.4%
America Movil
5.625%, 11/15/17	1,450	1,682
5.000%, 03/30/20	740	827
2.375%, 09/08/16 (B)	1,568	1,582
AT&T
8.000%, 11/15/31	43	64
6.700%, 11/15/13	500	545
6.550%, 02/15/39	1,890	2,413
6.400%, 05/15/38	930	1,158
6.300%, 01/15/38	8,590	10,628
5.600%, 05/15/18	590	704
5.550%, 08/15/41	90	105
5.500%, 02/01/18 (B)	2,980	3,523
5.350%, 09/01/40	2,421	2,728
5.100%, 09/15/14	2,310	2,525
4.850%, 02/15/14 (B)	500	534
3.875%, 08/15/21	460	503

SEI Institutional Investments Trust / Annual Report / May 31, 2012	97

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.600%, 02/15/17	$2,825	$2,835
0.875%, 02/13/15	4,230	4,216
BellSouth
6.875%, 10/15/31	150	185
6.550%, 06/15/34	200	237
4.750%, 11/15/12	190	194
BellSouth Telecommunications
6.300%, 12/15/15	185	196
British Telecommunications
9.625%, 12/15/30 (F)	155	234
5.950%, 01/15/18 (B)	1,611	1,869
Cellco Partnership
8.500%, 11/15/18	2,155	2,948
Centel Capital
9.000%, 10/15/19	325	379
CenturyLink
7.650%, 03/15/42	1,490	1,420
7.600%, 09/15/39	360	343
6.450%, 06/15/21 (B)	540	559
Comcast Cable Communications LLC
8.875%, 05/01/17	150	194
Comcast Cable Holdings LLC
10.125%, 04/15/22	190	281
COX Communications
5.450%, 12/15/14	1,075	1,184
Cox Enterprises
7.375%, 07/15/27 (D)	170	209
Crown Castle Towers LLC
3.214%, 08/15/15 (D)	290	296
Deutsche Telekom International Finance
5.750%, 03/23/16	2,085	2,348
Deutsche Telekom International Finance BV
6.000%, 07/08/19	600	715
2.250%, 03/06/17 (B) (D)	5,675	5,619
DIRECTV Holdings LLC
6.000%, 08/15/40	3,000	3,288
5.150%, 03/15/42	1,365	1,359
4.600%, 02/15/21	400	428
3.800%, 03/15/22	1,770	1,774
2.400%, 03/15/17	920	922
Discovery Communications LLC
4.950%, 05/15/42	1,235	1,291
4.375%, 06/15/21	344	373
France Telecom
8.500%, 03/01/31	370	509
2.750%, 09/14/16	1,430	1,449
GTE
8.750%, 11/01/21	600	855
6.840%, 04/15/18	800	983
NBCUniversal Media LLC
4.375%, 04/01/21	1,231	1,355
2.875%, 04/01/16	664	695

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

News America
7.300%, 04/30/28	$500	$573
6.650%, 11/15/37	385	444
6.150%, 03/01/37	4,490	5,061
News America Holdings
8.875%, 04/26/23	200	255
7.700%, 10/30/25	200	251
Pearson Funding Four
3.750%, 05/08/22 (B) (D)	1,795	1,820
Qwest
6.750%, 12/01/21	593	662
Reed Elsevier Capital
8.625%, 01/15/19	2,220	2,835
Sprint Capital
8.750%, 03/15/32	390	329
6.900%, 05/01/19	120	104
TCI Communications
8.750%, 08/01/15	701	853
7.125%, 02/15/28	400	512
Telecom Italia Capital
6.999%, 06/04/18 (B)	500	498
6.175%, 06/18/14	100	100
Telefonica Emisiones
6.421%, 06/20/16 (B)	100	98
Telefonica Emisiones SAU
6.221%, 07/03/17 (B)	590	569
5.877%, 07/15/19	295	275
5.462%, 02/16/21	69	62
5.134%, 04/27/20	680	601
Telefonica Moviles Chile
2.875%, 11/09/15 (D)	1,498	1,507
Telemar Norte Leste
5.500%, 10/23/20 (D)	714	703
Verizon Communications
8.750%, 11/01/18 (B)	194	265
6.100%, 04/15/18	3,649	4,434
5.850%, 09/15/35	850	1,040
5.500%, 02/15/18	2,530	2,995
3.500%, 11/01/21	775	824
Verizon Global Funding
7.750%, 12/01/30 (B)	3,940	5,556
Verizon Maryland
7.150%, 05/01/23	600	627
Virgin Media Secured Finance
6.500%, 01/15/18	140	153
Vodafone Group
5.450%, 06/10/19	226	271
1.625%, 03/20/17	240	239
WPP Finance UK
8.000%, 09/15/14	520	591

		106,370

98	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.6%
AGL Capital
6.375%, 07/15/16	$200	$232
5.875%, 03/15/41	73	91
5.250%, 08/15/19 (B)	170	198
4.450%, 04/15/13	400	411
Alabama Power
6.125%, 05/15/38	69	92
5.875%, 12/01/22	275	348
Ameren
8.875%, 05/15/14	2,080	2,325
American Water Capital
6.085%, 10/15/17 (B)	400	471
Appalachian Power
5.950%, 05/15/33	200	230
4.600%, 03/30/21	150	168
Arizona Public Service
5.050%, 09/01/41	219	261
4.500%, 04/01/42	2,088	2,243
Arizona Public Services
8.000%, 12/30/15	352	373
Atmos Energy
4.950%, 10/15/14	260	282
Boston Gas
4.487%, 02/15/42 (D)	140	151
Carolina Power & Light
5.300%, 01/15/19	400	482
4.100%, 05/15/42	1,580	1,645
3.000%, 09/15/21	111	116
2.800%, 05/15/22	121	123
Cedar Brakes II LLC
9.875%, 09/01/13 (D)	1,300	1,346
CenterPoint Energy
6.500%, 05/01/18 (B)	271	325
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	250	275
CenterPoint Energy Resources
6.125%, 11/01/17	320	375
4.500%, 01/15/21	246	270
Cleveland Electric Illuminating
8.875%, 11/15/18	2,230	2,943
7.880%, 11/01/17	310	387
CMS Energy
5.050%, 03/15/22	1,340	1,388
2.750%, 05/15/14	1,250	1,256
Comision Federal de Electricidad
5.750%, 02/14/42 (D)	605	614
4.875%, 05/26/21 (B) (D)	249	261
Consolidated Edison of New York
5.700%, 06/15/40	154	199
Consumers Energy
6.700%, 09/15/19	400	516
2.850%, 05/15/22	56	57

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dominion Resources
8.875%, 01/15/19	$3,265	$4,500
6.400%, 06/15/18	300	367
5.700%, 09/17/12	3,420	3,469
5.250%, 08/01/33	300	357
4.900%, 08/01/41	48	54
1.950%, 08/15/16	950	967
Duke Energy
6.300%, 02/01/14	415	451
5.625%, 11/30/12	405	415
3.550%, 09/15/21	362	386
Duke Energy Carolinas LLC
4.300%, 06/15/20	195	225
4.250%, 12/15/41	120	128
3.900%, 06/15/21	200	224
Duke Energy Indiana
4.200%, 03/15/42	1,775	1,847
3.750%, 07/15/20	180	199
Enel Finance International
6.000%, 10/07/39 (D)	1,465	1,183
5.125%, 10/07/19 (D)	500	472
Exelon
5.625%, 06/15/35	2,415	2,670
Exelon Generation LLC
6.250%, 10/01/39	130	155
5.750%, 10/01/41	86	100
5.200%, 10/01/19	125	141
4.000%, 10/01/20 (B)	588	610
FirstEnergy, Ser C
7.375%, 11/15/31	4,175	5,315
Florida Power & Light
5.950%, 10/01/33	150	196
5.125%, 06/01/41	197	238
Georgia Power
4.300%, 03/15/42	1,480	1,526
Great Plains Energy
4.850%, 06/01/21	27	29
Indiana Michigan Power
7.000%, 03/15/19	170	214
Jersey Central Power & Light
7.350%, 02/01/19	500	644
John Sevier Combined Cycle Generation LLC
4.626%, 01/15/42	256	289
Kansas City Power & Light
5.300%, 10/01/41	350	391
KCP&L Greater Missouri Operations
11.875%, 07/01/12	3,660	3,686
8.270%, 11/15/21	2,894	3,642
Massachusetts Electric
5.900%, 11/15/39 (D)	210	276
MidAmerican Energy
5.300%, 03/15/18	750	886

SEI Institutional Investments Trust / Annual Report / May 31, 2012	99

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MidAmerican Energy Holdings
6.500%, 09/15/37 (B)	$3,470	$4,628
Nevada Power
7.125%, 03/15/19	400	515
5.450%, 05/15/41	150	184
5.375%, 09/15/40	45	54
Niagara Mohawk Power
4.881%, 08/15/19 (D)	180	205
Nisource Finance
6.800%, 01/15/19	3,747	4,525
6.125%, 03/01/22	2,400	2,844
5.800%, 02/01/42	471	535
Northern States Power
6.250%, 06/01/36	350	483
5.350%, 11/01/39	56	71
Oncor Electric Delivery
6.800%, 09/01/18	4,660	5,552
Oncor Electric Delivery LLC
5.300%, 06/01/42 (D)	1,500	1,539
Pacific Gas & Electric
8.250%, 10/15/18	1,690	2,285
5.800%, 03/01/37	810	1,013
5.400%, 01/15/40	156	189
4.500%, 12/15/41	180	193
4.450%, 04/15/42	2,443	2,604
3.250%, 09/15/21	35	37
PacifiCorp
6.250%, 10/15/37	310	420
5.650%, 07/15/18	100	120
5.500%, 01/15/19	400	481
PPL Energy Supply LLC
4.600%, 12/15/21	230	240
PPL WEM Holdings
3.900%, 05/01/16 (D)	2,225	2,344
Progress Energy
6.000%, 12/01/39	200	250
3.150%, 04/01/22	2,155	2,177
PSEG Power LLC
5.500%, 12/01/15	445	501
5.320%, 09/15/16	126	142
5.125%, 04/15/20	120	135
4.150%, 09/15/21	72	76
2.750%, 09/15/16	1,055	1,091
Public Service Electric & Gas
5.375%, 11/01/39	97	124
2.700%, 05/01/15	135	142
Public Service of New Mexico
7.950%, 05/15/18	3,000	3,689
Public Service of Oklahoma
5.150%, 12/01/19	220	256
Puget Sound Energy
4.434%, 11/15/41	475	522
San Diego Gas & Electric
4.300%, 04/01/42	1,640	1,827
3.950%, 11/15/41	41	43

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sempra Energy
9.800%, 02/15/19	$100	$140
8.900%, 11/15/13	400	444
6.500%, 06/01/16	135	161
6.000%, 10/15/39	170	216
Southern
4.150%, 05/15/14	85	90
1.950%, 09/01/16	130	133
Southern California Edison
6.650%, 04/01/29	200	265
5.500%, 03/15/40	170	215
4.650%, 04/01/15	200	220
4.050%, 03/15/42	915	953
Southern Power
5.150%, 09/15/41	44	49
Southern Union
8.250%, 11/15/29	3,945	4,840
Southwestern Electric Power
3.550%, 02/15/22	3,000	3,067
Southwestern Public Service
8.750%, 12/01/18	300	407
Tampa Electric
4.100%, 12/15/42	1,050	1,047
Texas-New Mexico Power
9.500%, 04/01/19 (D)	875	1,202
Virginia Electric and Power
5.400%, 04/30/18	300	361
Wisconsin Electric Power
2.950%, 09/15/21	14	15

		112,567

Total Corporate Obligations (Cost $1,654,932) ($ Thousands)		1,723,592

U.S. TREASURY OBLIGATIONS — 23.3%
U.S. Treasury Bills (C)
0.127%, 08/30/12	20,070	20,067
0.080%, 06/14/12 (J)	250	250
0.079%, 06/07/12 (B)	20,070	20,070
U.S. Treasury Bonds
8.875%, 08/15/17	5,960	8,461
8.750%, 05/15/20	5,245	8,274
8.750%, 08/15/20 (C)	19,700	22,167
8.500%, 02/15/20	1,000	1,546
7.625%, 02/15/25	8,635	14,296
6.750%, 08/15/26	250	397
6.625%, 02/15/27	300	475
6.500%, 11/15/26	100	156
6.375%, 08/15/27	200	313
6.250%, 05/15/30	400	641
6.125%, 11/15/27	250	384
6.125%, 08/15/29	100	157
6.000%, 02/15/26	100	148
5.500%, 08/15/28	200	292
5.375%, 02/15/31	1,300	1,924

100	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.293%, 02/15/21 (C)	$450	$395
4.625%, 02/15/17	19,790	23,434
4.500%, 02/15/16	3,000	3,441
4.500%, 02/15/36	12,885	17,580
4.477%, 05/15/28 (C)	300	204
4.375%, 05/15/41	47,166	64,072
4.357%, 11/15/24 (C)	450	346
4.250%, 11/15/40	5,210	6,934
3.750%, 08/15/41 (J)	54,370	66,688
3.712%, 08/15/18 (C)	800	756
3.500%, 02/15/39	4,000	4,708
3.268%, 11/15/21 (C)	1,900	1,628
3.250%, 12/31/16	3,560	3,979
3.125%, 11/15/41	149,867	163,870
3.125%, 02/15/42 (B)	80,079	87,561
3.021%, 02/15/18 (C)	1,850	1,764
3.000%, 05/15/42	2,330	2,488
2.750%, 10/31/13	29,285	30,315
2.721%, 02/15/15 (C)	200	198
2.625%, 04/30/16	1,000	1,081
1.750%, 05/15/22 (B)	22,959	23,318
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/29	600	981
2.125%, 02/15/41	7,877	11,428
1.750%, 01/15/28	367	466
0.625%, 04/15/13	7,461	7,524
U.S. Treasury Notes
4.750%, 08/15/17	5,705	6,884
4.750%, 02/15/37	450	638
4.625%, 07/31/12	4,000	4,017
4.000%, 11/15/12	3,000	3,052
3.500%, 02/15/18	2,500	2,874
3.125%, 05/15/19	279	319
3.000%, 09/30/16	46,390	50,358
2.750%, 05/31/17	22,644	22,918
2.750%, 12/31/17	3,000	3,321
2.625%, 08/15/20	30,242	33,474
2.375%, 02/28/15	22,562	23,801
2.125%, 11/30/14	13,948	14,568
2.000%, 11/15/21	38,735	40,396
2.000%, 02/15/22	44,619	46,421
1.875%, 02/28/14	4,560	4,687
1.750%, 07/31/15	11,396	11,877
1.750%, 10/31/18	900	946
1.500%, 06/30/16	18,932	19,657
1.500%, 08/31/18	1,000	1,036
1.375%, 09/15/12	12,415	12,460
1.375%, 10/15/12	48,955	49,181
1.375%, 11/30/18	1,795	1,845
1.250%, 04/30/19 (B)	75,772	76,997
1.125%, 05/31/19	2,580	2,597
1.000%, 08/31/16	6,280	6,393
0.875%, 01/31/17	90,580	91,620
0.875%, 04/30/17 (B)	123,342	124,653

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.375%, 08/31/12	$1,000	$1,001
0.375%, 03/15/15	1,249	1,250
0.375%, 04/15/15	82,352	82,410
0.250%, 10/31/13	71,430	71,436
0.250%, 05/31/14	20,113	20,107
0.250%, 05/15/15	81,826	81,583
U.S. Treasury STRIPS (C)
6.450%, 02/15/17	19,420	18,792
4.977%, 11/15/27	900	622
4.917%, 05/15/26	500	364
4.863%, 11/15/31	200	121
4.749%, 08/15/28	1,000	674
4.738%, 08/15/27	3,490	2,431
4.730%, 05/15/27	2,570	1,806
4.669%, 02/15/28	1,100	754
4.597%, 08/15/30	1,550	978
4.591%, 05/15/36	300	154
4.587%, 02/15/24	75	59
4.576%, 05/15/34	500	275
4.555%, 05/15/29	100	66
4.555%, 02/15/30	1,950	1,251
4.539%, 02/15/34	550	305
4.536%, 08/15/24	200	155
4.520%, 05/15/24	800	626
4.516%, 11/15/33	1,050	588
4.453%, 08/15/33	1,150	650
4.436%, 11/15/30	2,450	1,533
4.376%, 11/15/29	1,450	938
4.146%, 05/15/33	1,900	1,084
4.069%, 02/15/32	950	567
4.038%, 11/15/20 (B)	2,800	2,482
4.022%, 05/15/19	2,450	2,273
3.970%, 05/15/30	900	573
3.907%, 02/15/22	800	680
3.801%, 11/15/26	1,150	822
3.780%, 08/15/17	3,000	2,884
3.768%, 02/15/26	700	513
3.760%, 02/15/27	17,735	12,677
3.720%, 05/15/31	930	571
3.632%, 11/15/17	6,150	5,888
3.327%, 11/15/32	2,700	1,569
3.313%, 08/15/19	5,525	5,091
3.295%, 08/15/21	4,000	3,457
3.276%, 05/15/20	22,070	19,856
3.206%, 08/15/29	400	261
3.170%, 08/15/16	5,100	4,969
3.141%, 02/15/35	900	481
2.971%, 02/15/16	250	245
2.890%, 08/15/26	700	505
2.453%, 05/15/23	450	365
2.187%, 05/15/32	1,000	591
2.170%, 11/15/16	1,910	1,854
2.101%, 05/15/21	6,950	6,054

SEI Institutional Investments Trust / Annual Report / May 31, 2012	101

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.799%, 08/15/34	$300	$163
0.614%, 05/15/16	1,000	977

Total U.S. Treasury Obligations (Cost $1,561,244) ($ Thousands)		1,650,548

ASSET-BACKED SECURITIES — 7.8%

Automotive — 0.9%
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	105	105
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	357	361
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	324	325
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	77	77
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/15	285	287
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	1,426	1,426
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/14	2,850	2,853
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/16	355	356
Ally Auto Receivables Trust, Ser 2012-3, Cl A2
0.700%, 01/15/15	1,500	1,500
Ally Auto Receivables Trust, Ser 2012-3, Cl A3
0.850%, 08/15/16	347	347
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	1,960	1,968
American Credit Acceptance Receivables Trust, Ser 2012- 1, Cl A1
1.960%, 01/15/14 (D)	192	192
American Credit Acceptance Receivables Trust, Ser 2012- 1, Cl A2
3.040%, 10/15/15 (D)	256	256
AmeriCredit Automobile Receivables Trust, Ser 2010- 1, Cl A3
1.770%, 03/17/14	18	18
AmeriCredit Automobile Receivables Trust, Ser 2010- 3, Cl A3
1.140%, 04/08/15	445	446

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010- 4, Cl A2
0.960%, 05/08/14	$129	$129
AmeriCredit Automobile Receivables Trust, Ser 2010- 4, Cl A3
1.270%, 04/08/15	250	250
AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A2
0.840%, 06/09/14	157	157
AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A3
1.390%, 09/08/15	200	201
AmeriCredit Automobile Receivables Trust, Ser 2011- 3, Cl A2
0.840%, 11/10/14	632	633
AmeriCredit Automobile Receivables Trust, Ser 2012- 1, Cl A2
0.910%, 10/08/15	297	298
Avis Budget Rental Car Funding LLC, Ser 2010-3A, Cl A
4.640%, 05/20/16 (D)	1,000	1,081
Avis Budget Rental Car Funding LLC, Ser 2010-5A, Cl A
3.150%, 03/20/17 (D)	440	461
Avis Budget Rental Car Funding LLC, Ser 2012-2A, Cl A
2.802%, 05/20/18 (D)	1,050	1,066
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (D)	145	147
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (D)	310	314
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	64	64
BMW Vehicle Lease Trust, Ser 2012-1, Cl A3
0.750%, 02/20/15	342	342
BMW Vehicle Owner Trust, Ser 2011-A, Cl A2
0.630%, 02/25/14	5,457	5,460
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	129	130
CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.380%, 09/15/15	500	503
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.290%, 09/15/16	530	545
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.230%, 06/15/16	506	508

102	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarNow Auto Receivables Trust, Ser 2012-1A, Cl A
2.090%, 01/15/15 (D)	$440	$440
Chrysler Financial Auto Securitization Trust, Ser 2009- A, Cl A3
2.820%, 01/15/16	27	27
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/18 (D)	517	528
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/19 (D)	513	527
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/19 (D)	271	271
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	673	674
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	11	11
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.942%, 07/15/14	300	306
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/13	633	635
Ford Credit Auto Owner Trust, Ser 2012-A, Cl A3
0.840%, 08/15/16	351	352
Ford Credit Auto Owner Trust, Ser 2012-B, Cl A3
0.720%, 12/15/16	400	399
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/16 (A)	7,195	7,218
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	97	97
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	250	251
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	209	210
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	100	100
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	285	286
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (D)	2,100	2,305
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A4
4.430%, 07/15/15	2,859	2,884

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	$8	$8
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	250	252
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	108	108
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/18	56	56
Honda Auto Receivables Owner Trust, Ser 2012-2, Cl A3
0.700%, 02/16/16	275	275
Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/16	193	193
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	285	286
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	375	382
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/15	345	347
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/15	365	371
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/15	257	258
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/17	288	293
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (D)	301	301
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (D)	2,217	2,255
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/17 (D)	700	711
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	332	333
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	300	302
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.710%, 05/15/17 (A)	5,394	5,394

SEI Institutional Investments Trust / Annual Report / May 31, 2012	103

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2010- A, Cl A4
2.390%, 06/15/17 (D)	$400	$409
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl B
2.060%, 06/15/17 (D)	144	145
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl D
3.350%, 06/15/17 (D)	231	231
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	449	451
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A2
0.910%, 05/15/15	250	250
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A3
1.220%, 12/15/15	1,556	1,557
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
0.830%, 04/15/15	666	666
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A3
1.080%, 04/15/16	165	165
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	415	421
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	365	370
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/16	426	427
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A2
1.080%, 07/15/13 (D)	60	60
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/14 (D)	303	303
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	846	847
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	550	558

		59,312

Credit Cards — 0.5%
Capital One Multi-Asset Execution Trust, Ser 2004-A4, Cl A4
0.459%, 03/15/17 (A)	3,720	3,727
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.319%, 09/15/15 (A)	690	690

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One Multi-Asset Execution Trust, Ser 2005-A6, Cl A6
0.517%, 07/15/15 (A)	$6,654	$6,650
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.299%, 01/15/16 (A)	370	370
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.774%, 10/15/15 (A)	6,057	6,063
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.974%, 09/15/15 (A)	2,620	2,671
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.989%, 08/15/18 (A) (D)	7,204	7,579
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	7,155	7,184
World Financial Network Credit Card Master Trust, Ser 2011-A, Cl A
1.680%, 08/15/18	2,327	2,329

		37,263

Mortgage Related Securities — 1.3%
ABS Home Equity, Ser 2001-HE3, Cl A1
0.779%, 11/15/31 (A)	210	170
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A2D
0.609%, 09/25/35 (A)	1,616	1,503
ACE Securities, Ser 2006-SL3, Cl A1
0.339%, 06/25/36 (A)	5,873	1,036
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.479%, 03/25/30 (A)	2,077	701
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (A) (D)	56	56
Argent Securities, Ser 2004-W5, Cl AV2
0.759%, 04/25/34 (A)	1,113	923
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/35	653	647
Asset-Backed Securities Home Equity, Ser 2003-HE7, Cl M1
1.214%, 12/15/33 (A)	2,850	2,218
Bear Stearns Asset-Backed Securities Trust, Ser 2003-2, Cl A3
0.989%, 03/25/43 (A)	2,336	2,083
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.629%, 12/25/35 (A)	4,488	4,017
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.639%, 08/25/43 (A)	5,493	5,231

104	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.609%, 08/25/35 (A)	$7,109	$6,552
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36	5,342	5,183
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.279%, 12/25/36 (A)	101	99
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.690%, 11/15/32 (A)	2,341	2,358
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	2	2
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.059%, 09/15/29 (A)	310	241
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.709%, 05/25/39 (A) (D)	715	598
GSAA Trust, Ser 2005-6, Cl A3
0.609%, 06/25/35 (A)	4,100	3,163
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.349%, 07/25/37 (A)	765	752
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.510%, 01/20/35 (A)	3,722	3,473
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.730%, 01/20/35 (A)	414	371
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.400%, 01/20/36 (A)	5,903	5,420
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.390%, 03/20/36 (A)	293	276
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	422	426
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.420%, 03/20/36 (A)	4,190	4,111
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.440%, 03/20/36 (A)	235	215
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.440%, 11/20/36 (A)	663	622
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.589%, 07/25/34 (A) (D)	764	735

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.609%, 06/25/35 (A)	$6,048	$5,722
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.989%, 01/25/35 (A)	81	80
Morgan Stanley ABS Capital I, Ser 2007-HE2, Cl A2A
0.279%, 01/25/37 (A)	15	14
MSDWCC Heloc Trust, Ser 2003-1, Cl A
0.779%, 11/25/15 (A)	18	18
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.669%, 06/25/35 (A)	6,975	5,870
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.609%, 09/25/35 (A)	7,600	7,238
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.839%, 01/25/32 (A)	136	120
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.379%, 01/25/37 (A)	17,000	5,842
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/35	510	489
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.609%, 10/25/35 (A)	476	459
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/25	465	458
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/32 (D)	210	177
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/33	289	289
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.589%, 04/25/37 (A) (D)	710	295
Stanwich Mortgage Loan Trust, Ser 2012-NPL3, Cl A
4.213%, 06/15/42 (D)	986	986
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	290	265
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	934	924
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (A) (D)	57	57

SEI Institutional Investments Trust / Annual Report / May 31, 2012	105

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	$779	$787
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/34 (A)	7,000	7,078

		90,350

Other Asset-Backed Securities — 5.1%
Access Group, Ser 2005-2, Cl A3
0.647%, 11/22/24 (A)	100	96
Access Group, Ser 2006-1, Cl A2
0.577%, 08/25/23 (A)	4,030	3,931
AH Mortgage Advance Trust, Ser 2011-1, Cl A2, PO
3.370%, 05/10/43 (D)	2,334	2,339
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/43 (D)	1,334	1,337
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/43 (D)	400	398
AH Mortgage Advance Trust, Ser 2012-1, Cl A1R
2.230%, 05/10/43 (D)	723	723
AH Mortgage Advance Trust, Ser 2012-3, Cl 1A2
3.720%, 03/13/44 (D)	1,575	1,579
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.499%, 06/14/37 (A) (D)	4,336	3,815
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	4,500	4,580
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	2,325	2,355
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.039%, 02/15/17 (A)	8,777	8,813
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.919%, 01/25/32 (A)	365	271
Avalon IV Capital, Ser 2012-1A, Cl C
3.600%, 04/17/23 (A) (D)	1,375	1,338
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.542%, 11/14/33 (A) (D)	4,386	3,597
Brazos Higher Education Authority, Ser 2005-1, Cl 1A3
0.584%, 09/26/22 (A)	4,300	4,214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.484%, 12/26/24 (A)	$2,980	$2,716
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.691%, 02/25/35 (A)	4,200	3,991
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.639%, 09/25/35 (A)	5,241	5,034
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,225	1,319
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	312	318
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	500	444
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	770	722
CIT Education Loan Trust, Ser 2007-1, Cl A
0.564%, 03/25/42 (A) (D)	4,317	3,934
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,308
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	52	52
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	731	733
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/16	350	352
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/16	213	219
CNH Equipment Trust, Ser 2012-A, Cl A2
0.650%, 07/15/15	324	324
CNH Equipment Trust, Ser 2012-A, Cl A3
0.940%, 05/15/17	263	263
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	988	960
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.899%, 04/25/32 (A)	55	30

106	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.839%, 06/25/33 (A)	$115	$101
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.709%, 02/25/36 (A)	8,230	7,736
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (A)	208	143
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.569%, 07/25/36 (A) (D)	387	170
Countrywide Asset-Backed Certificates, Ser 2007-5, Cl 2A1
0.339%, 09/25/47 (A)	235	234
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.439%, 02/25/37 (A) (D)	1,024	623
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.689%, 03/25/47 (A) (D)	803	343
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.539%, 02/15/34 (A)	664	424
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
4.753%, 12/25/36	596	362
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
4.831%, 12/25/36	1,467	916
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.549%, 05/25/46 (A) (D)	10,986	5,333
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/27 (D)	2,250	2,248
Educational Funding of the South, Ser 2011-1, Cl A2
1.116%, 04/25/35 (A)	3,000	2,895
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.590%, 03/25/36 (A) (D)	3,300	3,220
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (A)	294	253
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl A2D
0.619%, 09/25/35 (A)	5,476	5,389
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.789%, 09/15/14 (A)	5,461	5,484

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	$2,675	$2,729
GE Seaco Finance, Ser 2005-1A, Cl A
0.489%, 11/17/20 (A) (D)	4,323	4,160
Genesis Funding, Ser 2006-1A, Cl G1
0.480%, 12/19/32 (A) (D)	4,986	4,369
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	215	219
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (A) (D)	5,050	5,534
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/38 (A) (D)	4,467	4,945
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.741%, 02/20/32 (A)	414	315
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.740%, 03/13/32 (A)	1,625	1,305
Iowa State Student Loan Liquidity
1.620%, 06/25/42 (A)	1,264	1,236
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/16	335	337
John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/18	285	291
KeyCorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.726%, 10/25/32 (A)	2,264	2,085
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.539%, 12/25/35 (A)	2,603	688
Lehman XS Trust, Ser 2006- GP1, Cl A4A
0.569%, 05/25/46 (A)	7,319	1,161
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
1.034%, 02/25/35 (A)	8,585	7,519
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.489%, 03/25/32 (A)	328	302
Merit Securities, Ser 1999-13, Cl A4
7.904%, 12/28/33 (A)	2,276	2,433
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,209	3,285
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (D)	5,944	6,237

SEI Institutional Investments Trust / Annual Report / May 31, 2012	107

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Re-REMIC Trust
2.000%, 07/27/49	$1,902	$1,898
Nelnet Student Loan Trust, Ser 2002-2, Cl A4CP
0.480%, 09/25/24 (A)	1,739	1,717
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.574%, 03/23/37 (A)	4,624	4,257
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.594%, 12/24/35 (A)	4,000	3,653
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.557%, 11/23/22 (A)	7,038	6,991
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.546%, 10/26/26 (A)	8,422	8,368
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.537%, 05/27/25 (A)	3,615	3,354
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.824%, 03/25/26 (A) (D)	10,146	9,821
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (D)	241	243
Northstar Education Finance, Ser 2007-1, Cl A3
0.526%, 01/29/46 (A)	4,000	3,619
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.479%, 05/15/32 (A)	18	17
Park Place Securities, Ser 2004-MHQ1, Cl M1
0.939%, 12/25/34 (A)	3,980	3,951
Park Place Securities, Ser 2005-WCH1, Cl M2
0.759%, 01/25/36 (A)	3,883	3,606
Park Place Securities, Ser 2005- WCW1, Cl A3D
0.579%, 09/25/35 (A)	2,223	2,153
Pennsylvania Higher Education Assistance Agency, Ser 2005-1, Cl B1
2.511%, 04/25/45 (A)	4,150	3,486
Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.549%, 06/25/47 (A)	10,380	3,717
Real Estate Asset Trust, Ser 2011-2A, Cl A1
5.750%, 05/25/49 (D)	210	210
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.579%, 10/25/35 (A)	600	518

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2005-RS8, Cl A2
0.529%, 10/25/33 (A)	$4,874	$4,799
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A2
0.429%, 03/25/36 (A)	8,376	8,305
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.539%, 03/25/36 (A)	1,100	944
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/41 (D)	853	853
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/19	2,470	2,953
SLC Student Loan Trust, Ser 2010-1, Cl A
1.349%, 11/25/42 (A)	3,792	3,826
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.764%, 12/15/25 (A) (D)	1,500	1,430
SLM Student Loan Trust, Ser 2003-4, Cl A5A
1.224%, 03/15/33 (A) (D)	76	73
SLM Student Loan Trust, Ser 2004-5, Cl A4
0.616%, 01/25/21 (A)	1,378	1,375
SLM Student Loan Trust, Ser 2004-6, Cl A5
0.636%, 04/27/20 (A)	5,062	5,047
SLM Student Loan Trust, Ser 2005-1, Cl A2
0.546%, 04/27/20 (A)	1,637	1,623
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.566%, 04/25/25 (A)	3,279	3,211
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.666%, 07/27/26 (A)	2,017	2,034
SLM Student Loan Trust, Ser 2005-10, Cl A5
0.596%, 07/26/21 (A)	3,172	3,091
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.576%, 01/25/27 (A)	2,830	2,671
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.586%, 10/25/40 (A)	4,130	3,511
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.466%, 07/25/17 (A)	1,613	1,607
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.166%, 07/25/23 (A)	5,086	5,284

108	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-6, Cl A2
1.016%, 10/25/17 (A)	$966	$969
SLM Student Loan Trust, Ser 2008-9, Cl A
1.966%, 04/25/23 (A)	3,183	3,288
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.639%, 12/15/23 (A) (D)	6,508	6,542
SLM Student Loan Trust, Ser 2012-2, Cl A
1.167%, 01/25/29 (A)	8,655	8,675
SLM Student Loan Trust, Ser 2012-3, Cl A
0.889%, 12/26/25 (A)	6,414	6,414
SLM Student Loan Trust, Ser 2012-A
1.639%, 08/15/25 (A) (D)	6,169	6,217
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.339%, 12/15/21 (A) (D)	6,036	6,040
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.340%, 08/15/23 (A) (D)	5,359	5,362
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.656%, 10/28/28 (A)	2,145	2,138
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.666%, 04/28/29 (A)	1,942	1,926
South Carolina Student Loan, Ser 2005, Cl A2
0.607%, 12/01/20 (A)	3,500	3,397
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.509%, 06/25/35 (A)	291	277
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.329%, 03/25/37 (A)	5,151	5,053
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.586%, 01/30/23 (A) (D)	6,000	5,851
Symphony CLO, Ser 2012-9A, Cl C
3.624%, 04/16/22 (A) (D)	1,500	1,434
TAL Advantage LLC, Ser 2006-1A, Cl A
0.430%, 04/20/21 (A) (D)	2,379	2,280
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (D)	2,180	2,207
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/26 (D)	520	533
TAL Advantage LLC, Ser 2011-2A, Cl A
4.310%, 05/20/26 (D)	1,080	1,089

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Textainer Marine Containers, Ser 2005-1A, Cl A
0.490%, 05/15/20 (A) (D)	$2,070	$2,009
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (D)	3,270	3,348
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.653%, 10/15/15 (A) (D)	1,190	1,192
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/36 (D)	2,404	2,661
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (D)	4,055	4,119
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.410%, 11/26/21 (A) (D)	3,082	2,930
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.380%, 02/26/19 (A) (D)	1,719	1,666
Triton Container Finance LLC, Ser 2012-1A, Cl A
4.210%, 05/14/27 (D)	3,000	3,000
VOLT LLC, Ser 2012-1A, Cl A1
4.949%, 04/25/17 (D)	1,897	1,897
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.329%, 04/25/37 (A)	1,475	1,437
Westgate Resorts LLC, Ser 2012-1, Cl A
4.500%, 09/20/25 (D)	1,057	1,059

		360,355

Total Asset-Backed Securities (Cost $560,617) ($ Thousands)		547,280

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FFCB
1.500%, 11/16/15	7,830	8,054
FHLB
5.500%, 07/15/36	3,810	5,242
3.625%, 10/18/13	1,400	1,464
0.100%, 06/01/12 (C)	20,320	20,320
FHLMC
6.750%, 03/15/31	2,570	3,971
0.110%, 06/05/12 (C)	6,610	6,610
FHLMC IO
5.710%, 05/31/42	600	139
FICO STRIPS, PO
9.800%, 04/06/18	7,590	11,136
9.700%, 04/05/19	5,100	7,719
8.600%, 09/26/19	5,655	8,272
0.000%, 11/30/17 to 09/26/19	31,160	28,312
FNMA
6.500%, 06/30/42	6,960	8,139
6.250%, 05/15/29	3,730	5,413

SEI Institutional Investments Trust / Annual Report / May 31, 2012	109

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 06/12/17	$250	$304
5.250%, 08/01/12	2,800	2,822
5.000%, 02/13/17	5,000	5,933
4.500%, 06/29/42	6,500	763
3.500%, 06/29/42	3,300	559
2.700%, 03/28/22	1,500	1,519
2.250%, 03/15/16	6,130	6,476
0.375%, 12/28/12	3,730	3,734
0.000%, 10/25/41 to 05/31/42	5,800	1,725
FNMA CMO, Ser 2004-61, Cl FH
7.000%, 02/25/42	4,087	4,609
6.500%, 06/25/39 to 03/25/42	1,300	1,528
6.000%, 05/25/42	4,200	4,777
4.000%, 08/25/41	929	983
1.039%, 11/25/32 (A)	1,050	1,063
0.689%, 08/25/37 to 12/25/40 (A)	1,974	1,976
0.639%, 05/25/27 (A)	4,948	4,958
GNMA CMO, Ser 2010-107, Cl GX
5.759%, 12/20/38 (A)	1,402	1,558
4.500%, 04/20/39	1,646	1,844
0.695%, 05/16/42 (A)	1,500	1,498
Residual Funding Corp. STRIPS
3.253%, 07/15/20 (C)	2,100	1,836
Tennessee Valley Authority
5.880%, 04/01/36	1,550	2,181
5.250%, 09/15/39	1,828	2,400
4.625%, 09/15/60	2,761	3,401
4.375%, 06/15/15	3,660	4,072
3.875%, 02/15/21	3,090	3,601
Tennessee Valley Authority Principal STRIP, PO
3.141%, 11/01/25 (C)	1,000	677

Total U.S. Government Agency Obligations (Cost $169,334) ($ Thousands)		181,588

MUNICIPAL BONDS — 0.7%
American Municipal Power, RB
7.499%, 02/15/50	495	673
American Municipal Power, Ser E, RB
6.270%, 02/15/50	210	245
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/40	550	678
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/45	1,790	2,527
County of Cook, GO
6.229%, 11/15/34	240	275
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/49	1,755	2,359

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Los Angeles, Department of Water & Power, Build America Project, GO
6.574%, 07/01/45	$2,060	$3,007
Municipal Electric Authority of Georgia, RB
6.637%, 04/01/57	1,457	1,698
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/41	2,290	3,248
New York State, Dormitory Authority, RB
5.600%, 03/15/40	280	347
North Carolina State, Education Assistance Authority, RB
1.460%, 10/25/41 (A)	1,600	1,511
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/49	1,995	2,731
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/11	1,304	1,469
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/40	490	621
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/32	1,590	1,959
State of California, Build America Project, GO
7.600%, 11/01/40	2,020	2,638
7.550%, 04/01/39	1,035	1,337
7.300%, 10/01/39	4,080	5,086
6.650%, 03/01/22	1,700	2,079
State of Illinois, Build America Project, GO
5.100%, 06/01/33	5,590	5,277
State of Illinois, GO
5.877%, 03/01/19	920	1,028
5.665%, 03/01/18	5,207	5,792
5.365%, 03/01/17	1,065	1,172
Student Loan Funding, Ser A-6, AMT, RB Callable 07/06/12 @ 100
0.350%, 09/01/47 (A)	1,900	1,820
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/12	1,440	1,505
Virginia, Housing Development Authority, Ser 2006-C, Cl CTFS, RB Callable 07/25/12 @ 100
6.000%, 06/25/34	438	477

Total Municipal Bonds (Cost $43,497) ($ Thousands)		51,559

110	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description		Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.9%
African Development Bank
8.800%, 09/01/19		$700	$955
Andina de Fomento
3.750%, 01/15/16		564	587
Inter-American Development Bank MTN
3.875%, 10/28/41		2,730	3,044
Israel Government AID Bond (C)
3.196%, 11/01/24		1,000	711
2.110%, 08/15/17		1,000	941
2.010%, 08/15/18		1,000	921
Japan Finance Organization for Municipalities
4.000%, 01/13/21		3,600	4,166
Korea Development Bank
3.875%, 05/04/17		1,200	1,249
Mexican Bonos
8.000%, 06/11/20	MXP	85,590	6,815
6.500%, 06/09/22	MXP	114,580	8,187
Mexico Government International Bond MTN
4.750%, 03/08/44		242	246
Province of British Columbia Canada
1.200%, 04/25/17		2,740	2,769
Province of Manitoba Canada
2.125%, 04/22/13		162	164
1.750%, 05/30/19		1,845	1,860
Province of Ontario Canada
2.950%, 02/05/15		850	898
0.950%, 05/26/15		10,550	10,573
Province of Quebec Canada MTN
6.350%, 01/30/26		270	378
Slovakia Government International Bond
4.375%, 05/21/22 (D)		6,040	5,768
State of Qatar
5.750%, 01/20/42 (D)		885	987
Svensk Exportkredit
1.750%, 10/20/15		5,600	5,677
1.750%, 05/30/17		1,845	1,846
United Mexican States
7.500%, 04/08/33		218	304
6.050%, 01/11/40 (B)		394	480
5.750%, 10/12/10 (B)		2,293	2,442
5.625%, 01/15/17		84	96
United Mexican States MTN
6.375%, 01/16/13		350	361
United Mexican States, Ser A MTN
6.750%, 09/27/34		448	586

Total Sovereign Debt (Cost $62,411) ($ Thousands)			63,011

Description	Face Amount ($ Thousands)/Shares/ Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS — 0.0%
December 2012 Eurodollar Future Option Put, Expires 12/22/12, Strike Price: $97.750*	$448	$34
December 2012 Eurodollar Future Option Put, Expires 12/22/12, Strike Price: $98.750*	595	111
December 2012 Eurodollar Future Option Put, Expires 12/22/12, Strike Price: $98.250 *	448	148
September 2012 Eurodollar Future Option Put, Expires 12/22/12, Strike Price: $98.875*	217	22

(Cost $911) ($ Thousands)		315

CASH EQUIVALENT — 6.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†**	474,231,196	474,231

Total Cash Equivalent (Cost $474,231) ($ Thousands)		474,231

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P. 0.170%†** (H)	304,258,024	295,211

Total Affiliated Partnership (Cost $304,258) ($ Thousands)		295,211

Total Investments — 112.3% (Cost $7,695,206) ($ Thousands)		$7,949,131

WRITTEN OPTIONS — 0.0%
December 2012 Eurodollar 2-Year Midcurve Put, Expires 12/15/12, Strike Price: $98.250*	(595)	(41)
December 2012 Eurodollar 3-Year Midcurve Put, Expires 12/14/12, Strike Price: $97.750*	(896)	(140)
July 2012 U.S. Treasury Bond Futures Call, Expires 7/31/12, Strike Price: $150*	(229)	(390)
July 2012 U.S. Treasury Bond Futures Call, Expires 7/31/12, Strike Price: $151*	(161)	(207)

SEI Institutional Investments Trust / Annual Report / May 31, 2012	111

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Concluded)

May 31, 2012

Description	Contracts	Market Value ($ Thousands)

November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%*	(7,020,000)	$(16)
September 2012 Eurodollar Time Deposit Future Option Put, Expires 9/17/12, Strike Price: $98.875*	(217)	(9)

Total Written Options (Premiums Received $1,021) ($ Thousands)		$(803)

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(589)	Sep-2012	$(104)
U.S. 2-Year Treasury Note	396	Sep-2012	34
U.S. 5-Year Treasury Note	(5)	Jun-2012	(1)
U.S. 5-Year Treasury Note	(1,610)	Oct-2012	(658)
U.S. 10-Year Treasury Note	(1,013)	Sep-2012	(1,202)
U.S. 10-Year Treasury Note	222	Sep-2012	224
U.S. Long Treasury Bond	(742)	Sep-2012	(2,026)
U.S. Ultra Long Treasury	(250)	Sep-2012	(989)

			$(4,722)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
8/16/12	CAD	15,716	USD	15,504	$353
8/16/12	EUR	24,980	USD	32,807	1,905
8/16/12	USD	15,729	CAD	15,716	(578)
8/16/12	USD	1,987	EUR	1,511	(118)

					$1,562

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(17,716)	$17,020	$(696)
Citigroup	(19,158)	19,706	548
JPMorgan Chase Bank	(26,895)	28,605	1,710

			$1,562

For the year ended May 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open swap agreements held by the Fund at May 31, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CMBX.NA.AJ.1 Index	Buy	(0.84)	10/12/52	$2,535	$(974)
Barclays Bank PLC	CMBX.NA.AJ.1 Index	Buy	(0.84)	10/12/52	2,000	185
Barclays Bank PLC	CMBX.NA.AJ.1 Index	Buy	(0.84)	10/12/52	2,000	166
Barclays Bank PLC	CMBX.NA.AJ.1 Index	Buy	(0.84)	10/12/52	4,880	(1,941)
Barclays Bank PLC	France Government Bond	Sell	0.25	09/20/16	(6,145)	(138)
Credit Suisse	CMBX.NA.AJ.1 Index	Buy	(0.84)	10/12/52	390	(153)
Deutsche Bank	Metlife, Inc.	Sell	1.00	06/20/18	(3,560)	(204)

						$(3,059)

Total Return Swaps
Counterparty	Reference Entity	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Unrealized Depreciation ($ Thousands)
Deutsche Bank	IOS.FN30.450.10 Index	Price Return	1-Month USD LIBOR	01/12/41	$8,507	$(136)
Morgan Stanley	IOS.FN30.500.10 Index	Price Return	1-Month USD LIBOR	01/12/41	4,358	(65)

						$(201)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Unrealized Depreciation ($ Thousands)
Citigroup	2.92%	3 Month USD LIBOR	02/16/27	$6,630	$(808)
Morgan Stanley	2.83%	3 Month USD LIBOR	02/18/42	7,645	(785)

					$(1,593)

For the year ended May 31, 2012, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

112	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Percentages are based on a Net Assets of $7,081,317 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $297,263 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Security in default on interest payments.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2012. The coupon on a step bond changes on a specified date.

(G)	Securities considered illiquid. The total value of such securities as of May 31, 2012 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $295,211 ($ Thousands).

(I)	Security fair valued using methods determined in good faith by the valuation committee of the Board of Trustees. The total market value of such securities as of May 31, 2012 was $398 ($Thousands) and represented 0.0% of Net Assets.

(J)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Based Security

AID — Agency for International Development

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMBX.NA	— Commercial Mortgage-Backed Index — North America

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

IOS.FN	— Synthetic Total Return Swap Index — Fannie Agency Pools Interest Component.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXP	— Mexican Peso

NCUA — National Credit Union Association

NY	— New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$2,961,796	$—	$2,961,796
Corporate Obligations	—	1,723,191	401	1,723,592
U.S. Treasury Obligations	—	1,650,548	—	1,650,548
Asset-Backed Securities	—	547,280	—	547,280
U.S. Government Agency Obligations	—	181,588	—	181,588
Municipal Bonds	—	51,559	—	51,559
Sovereign Debt	—	63,011	—	63,011
Purchased Options	315	—	—	315
Cash Equivalent	474,231	—	—	474,231
Affiliated Partnership	—	295,211	—	295,211

Total Investments in Securities	$474,546	$7,474,184	$401	$7,949,131

Securities Sold Short	Level 1	Level 2	Level 3	Total
Written Options	$(787)	$(16)	$—	$(803)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(4,722)	$—	$—	$(4,722)
Forwards Contracts*	—	1,562	—	1,562
Credit Default Swaps*	—	(3,059)	—	(3,059)
Total Return Swaps*	—	(201)	—	(201)
Interest Rate Swaps*	—	(1,593)	—	(1,593)

Total Other Financial Instruments	$(4,722)	$(3,291)	$—	$(8,013)

*	Futures and forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

	Investments in Corporate Obligations	Investments in Asset-Backed Securities
Beginning balance as of June 1, 2011	$270	$1,035
Accrued discounts/premiums	48	1
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	83	6
Purchases	—	—
Sales	—	(1,042)
Transfer into Level 3	—	—
Transfer out of Level 3	—	—

Ending balance as of May 31, 2012	$401	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$131	$—

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	113

SCHEDULE OF INVESTMENTS

High Yield Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 78.8%

Consumer Discretionary — 16.6%
Academy
9.250%, 08/01/19 (A)	$2,690	$2,838
Adelphia Communications (escrow security) (B)
10.250%, 06/15/11	125	1
7.875%, 01/15/09	250	2
7.750%, 05/01/09	75	1
Adelphia Communications, Ser B (escrow security) (B)
9.500%, 02/15/04	25	—
Affinity Gaming LLC
9.000%, 05/15/18 (A)	2,755	2,755
Allison Transmission
7.125%, 05/15/19 (A)	3,260	3,407
AMC Entertainment
9.750%, 12/01/20	1,255	1,349
8.750%, 06/01/19	680	728
AMC Networks
7.750%, 07/15/21 (A)	5,745	6,377
American Axle & Manufacturing
9.250%, 01/15/17 (A)	99	109
7.875%, 03/01/17	1,330	1,368
7.750%, 11/15/19	1,345	1,419
American Standard Americas
10.750%, 01/15/16 (A)	1,500	1,170
American Tire Distributors
9.750%, 06/01/17	560	594
AmeriGas Finance LLC
7.000%, 05/20/22	4,056	3,975
Ameristar Casinos
7.500%, 04/15/21	1,375	1,427
Avis Budget Car Rental LLC
9.625%, 03/15/18	525	570

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.250%, 01/15/19	$1,890	$1,956
Beazer Homes USA
9.125%, 06/15/18	2,115	1,766
Belo
7.750%, 06/01/27	2,025	1,984
Bon-Ton Department Stores
10.250%, 03/15/14	425	293
Brands
6.625%, 04/01/21	385	413
5.625%, 02/15/22	1,285	1,295
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,050	748
Burlington Coat Factory Warehouse
10.000%, 02/15/19	10,675	11,022
Cablevision Systems
8.625%, 09/15/17	1,965	2,147
8.000%, 04/15/20	650	678
7.750%, 04/15/18	900	919
Caesars Entertainment Operating
11.250%, 06/01/17	8,535	9,068
10.000%, 12/15/18	1,038	701
5.750%, 10/01/17	400	208
Caesars Operating Escrow LLC
8.500%, 02/15/20 (A)	4,370	4,354
Carlson Wagonlit BV
6.875%, 06/15/19 (A)	1,365	1,358
Carmike Cinemas
7.375%, 05/15/19 (A)	950	979
Carrols Restaurant Group
11.250%, 05/15/18 (A)	1,310	1,333
Cedar Fair
9.125%, 08/01/18	1,600	1,772
Chester Downs & Marina LLC
9.250%, 02/01/20 (A)	2,150	2,215
Chrysler Group LLC
8.250%, 06/15/21	5,190	5,203
8.000%, 06/15/19	945	947
Chukchansi Economic Development Authority
4.230%, 11/15/12 (A) (C)	2,185	1,617
Cinemark USA
7.375%, 06/15/21	460	492
CityCenter Holdings LLC
7.625%, 01/15/16	1,315	1,361
CKE Restaurants
11.375%, 07/15/18	505	573
Claire’s Stores
9.000%, 03/15/19 (A)	960	960
8.875%, 03/15/19	810	684
Continental Airlines 2007-1 Class C Pass-Through Trust
7.339%, 04/19/14	1,178	1,190

114	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dana Holding
6.750%, 02/15/21	$1,304	$1,395
6.500%, 02/15/19	1,304	1,369
Dave & Buster’s
11.000%, 06/01/18	1,390	1,494
Dave & Buster’s Entertainment
13.383%, 02/15/16 (A) (D)	7,825	5,282
Delphi
6.125%, 05/15/21	2,065	2,199
5.875%, 05/15/19	1,909	1,999
Delta Air Lines 2011-1 Class B Pass-Through Trust
7.125%, 10/15/14 (A)	2,000	2,033
Dex One PIK
14.000%, 01/29/17	1,215	301
Diamond Resorts
12.000%, 08/15/18	1,350	1,455
DineEquity
9.500%, 10/30/18	5,785	6,284
Dollar General PIK
11.875%, 07/15/17 (C)	1,520	1,626
Easton-Bell Sports
9.750%, 12/01/16	1,675	1,830
Eldorado Resorts LLC
8.625%, 06/15/19 (A)	5,460	5,119
Empire Today LLC
11.375%, 02/01/17 (A)	2,071	2,071
Entravision Communications
8.750%, 08/01/17	1,858	1,942
Equinox Holdings
9.500%, 02/01/16 (A)	1,255	1,337
Expedia
5.950%, 08/15/20	1,000	1,060
Ferrellgas
9.125%, 10/01/17	2,500	2,587
6.500%, 05/01/21	2,825	2,528
Fifth & Pacific
10.500%, 04/15/19 (A)	1,810	2,032
Fontainebleau Las Vegas
11.000%, 06/15/15 (A) (B)	3,500	2
Global Aviation Holdings
14.000%, 08/15/13 (B)	2,598	831
Goodyear Tire & Rubber
8.750%, 08/15/20	110	117
8.250%, 08/15/20	1,295	1,348
7.000%, 05/15/22	3,895	3,817
GRD Holdings III
10.750%, 06/01/19 (A)	2,450	2,413
Greektown Superholdings
13.000%, 07/01/15	1,850	2,016
13.000%, 07/01/15	3,390	3,695
GWR Operating Partnership LLP
10.875%, 04/01/17	870	983

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gymboree
9.125%, 12/01/18	$1,235	$1,096
Hanesbrands
8.000%, 12/15/16	310	340
6.375%, 12/15/20	1,282	1,309
HD Supply
11.000%, 04/15/20 (A)	2,365	2,442
8.125%, 04/15/19 (A)	1,500	1,564
Hillman Group
10.875%, 06/01/18	960	1,001
Inergy
7.000%, 10/01/18	1,300	1,326
Intcomex
13.250%, 12/15/14	4,515	4,605
International Automotive Components Group
9.125%, 06/01/18 (A)	1,540	1,390
J Crew Group
8.125%, 03/01/19	1,115	1,119
Jaguar Land Rover
8.125%, 05/15/21 (A)	1,440	1,454
Jarden
7.500%, 05/01/17	705	779
JC Penney
7.950%, 04/01/17	950	959
5.750%, 02/15/18	120	111
Lamar Media
7.875%, 04/15/18	625	672
5.875%, 02/01/22 (A)	530	533
Landry’s
9.375%, 05/01/20 (A)	1,605	1,609
Lear
7.875%, 03/15/18	405	442
Levi Strauss
6.875%, 05/01/22 (A)	860	854
Libbey Glass
10.000%, 02/15/15	120	128
6.875%, 05/15/20 (A)	545	546
Lions Gate Entertainment
10.250%, 11/01/16 (A)	4,515	4,916
Live Nation Entertainment
8.125%, 05/15/18 (A)	1,500	1,566
Logan’s Roadhouse
10.750%, 10/15/17	2,105	1,979
M/I Homes
8.625%, 11/15/18	2,150	2,177
Marina District Finance
9.875%, 08/15/18	1,760	1,643
9.500%, 10/15/15	445	422
McClatchy
11.500%, 02/15/17	4,475	4,520
MDC Partners
11.000%, 11/01/16	4,510	4,871

SEI Institutional Investments Trust / Annual Report / May 31, 2012	115

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MediMedia USA
11.375%, 11/15/14 (A)	$2,400	$2,196
Meritage Homes
7.000%, 04/01/22 (A)	330	335
MGM Resorts International
11.375%, 03/01/18	5,275	6,079
9.000%, 03/15/20	6,260	6,855
8.625%, 02/01/19 (A)	775	820
7.750%, 03/15/22	1,010	1,007
7.625%, 01/15/17	2,050	2,073
7.500%, 06/01/16	500	511
Michaels Stores
13.000%, 11/01/16 (E)	897	955
11.375%, 11/01/16 (A)	21	22
11.375%, 11/01/16	495	526
7.750%, 11/01/18	1,950	2,033
Midwest Gaming Borrower LLC
11.625%, 04/15/16 (A)	2,360	2,596
MTR Gaming Group
11.500%, 08/01/19	6,256	6,319
NAI Entertainment Holdings LLC
8.250%, 12/15/17 (A)	2,021	2,203
Niska Gas Storage US LLC
8.875%, 03/15/18	2,805	2,672
OSI Restaurant Partners
10.000%, 06/15/15	755	776
Peninsula Gaming LLC
10.750%, 08/15/17	180	206
Penske Automotive Group
7.750%, 12/15/16	1,700	1,759
Petco Animal Supplies
9.250%, 12/01/18 (A)	1,075	1,156
Phillips-Van Heusen
7.375%, 05/15/20	3,825	4,179
Pinnacle Entertainment
8.750%, 05/15/20	885	962
7.750%, 04/01/22	1,425	1,503
PulteGroup
6.000%, 02/15/35	1,500	1,234
Quebecor Media
7.750%, 03/15/16	2,230	2,291
Quebecor Media/Escrow Security (B)
0.000%, 11/15/13	1,800	18
0.000%, 03/15/16	2,175	22
QVC
7.375%, 10/15/20 (A)	400	436
Regal Entertainment Group
9.125%, 08/15/18	1,215	1,321
Rent-A-Center
6.625%, 11/15/20	694	729
RJ Tower
12.000%, 06/01/13 (B)	210	1
Sabre
8.500%, 05/15/19 (A)	870	863

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sabre Holdings
8.350%, 03/15/16	$1,850	$1,693
Salem Communications
9.625%, 12/15/16	919	1,006
Sally Holdings LLC
6.875%, 11/15/19 (A)	2,982	3,176
5.750%, 06/01/22	270	273
Sealy Mattress
8.250%, 06/15/14	4,145	4,010
Seneca Gaming
8.250%, 12/01/18 (A)	4,840	4,907
Service International
7.625%, 10/01/18	450	504
7.500%, 04/01/27	785	789
7.000%, 05/15/19	620	654
ServiceMaster
8.000%, 02/15/20 (A)	2,700	2,832
7.450%, 08/15/27	840	708
7.250%, 03/01/38	3,170	2,243
7.100%, 03/01/18	750	704
ServiceMaster PIK
10.750%, 07/15/15 (A) (C)	1,923	1,993
Seven Seas Cruises LLC
9.125%, 05/15/19 (A)	1,620	1,669
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	300	224
Simmons Bedding
11.250%, 07/15/15 (A)	2,315	2,393
Sirius XM Radio
9.750%, 09/01/15 (A)	1,380	1,463
8.750%, 04/01/15 (A)	1,950	2,199
Stanadyne Holdings
12.000%, 02/15/15 (E)	1,500	1,087
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,275	1,100
Standard Pacific
10.750%, 09/15/16	525	613
Steinway Musical Instruments
7.000%, 03/01/14 (A)	1,110	1,111
Stewart Enterprises
6.500%, 04/15/19	575	589
Suburban Propane Partners
7.375%, 03/15/20	500	525
Sugarhouse HSP Gaming Prop Mezz
8.625%, 04/15/16 (A)	892	941
Taylor Morrison Communities
7.750%, 04/15/20 (A)	1,470	1,514
Tomkins LLC
9.000%, 10/01/18	1,010	1,110
Travelport LLC
11.875%, 09/01/16	1,535	549
9.875%, 09/01/14	2,275	1,587
UAL 1995 Pass-Through Trust A, Ser 95A1
9.020%, 04/19/12 (B)	430	112

116	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UAL 2009-1 Pass-Through Trust
10.400%, 11/01/16	$1,179	$1,350
UCI International
8.625%, 02/15/19	1,185	1,209
United Air Lines
12.000%, 11/01/13 (A)	1,735	1,824
Univision Communications
8.500%, 05/15/21 (A)	5,560	5,365
7.875%, 11/01/20 (A)	2,750	2,812
Vail Resorts
6.500%, 05/01/19	845	885
Visteon
6.750%, 04/15/19	1,130	1,126
VWR Funding PIK
10.250%, 07/15/15 (C)	1,215	1,250
WMG Acquisition
11.500%, 10/01/18	2,355	2,508
9.500%, 06/15/16	980	1,046
Wynn Las Vegas LLC
7.750%, 08/15/20	3,050	3,313
Yankee Candle, Ser B
9.750%, 02/15/17	2,615	2,680

		318,168

Consumer Staples — 12.0%
Accellent
10.000%, 11/01/17	1,090	877
8.375%, 02/01/17	2,625	2,599
American Achievement
10.875%, 04/15/16 (A)	3,055	2,154
American Renal Associates Holdings
9.750%, 03/01/16	2,372	2,467
American Renal Holdings
8.375%, 05/15/18	4,130	4,337
Apria Healthcare Group
12.375%, 11/01/14	1,650	1,580
11.250%, 11/01/14	600	616
Armored Autogroup
9.250%, 11/01/18 (A)	2,700	2,305
Aurora Diagnostics Holdings
10.750%, 01/15/18	5,125	5,022
B&G Foods
7.625%, 01/15/18	900	963
Beverages & More
9.625%, 10/01/14 (A)	3,900	4,056
BI-LO LLC
9.250%, 02/15/19 (A)	3,545	3,740
Biomet
11.625%, 10/15/17	1,370	1,452
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	1,573	1,561
Bumble Bee Holdco SCA PIK
9.625%, 03/15/18 (A)	3,750	3,450

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Central Garden and Pet
8.250%, 03/01/18	$5,975	$5,975
CHS
8.000%, 11/15/19	2,250	2,298
Constellation Brands
7.250%, 05/15/17	1,250	1,416
6.000%, 05/01/22	1,295	1,376
Cott Beverages
8.375%, 11/15/17	2,975	3,206
8.125%, 09/01/18	900	970
Dean Foods
7.000%, 06/01/16	700	729
Del Monte
7.625%, 02/15/19	6,185	5,999
DJO Finance LLC
9.750%, 10/15/17	4,753	3,410
8.750%, 03/15/18 (A)	930	935
7.750%, 04/15/18	4,670	3,771
Dole Food
8.000%, 10/01/16 (A)	210	220
DynCorp International
10.375%, 07/01/17	3,980	3,413
Elizabeth Arden
7.375%, 03/15/21	240	262
Emergency Medical Services
8.125%, 06/01/19	7,121	7,263
Fleming
10.125%, 04/01/08 (B)	974	—
Fresenius Medical Care US Finance II
5.875%, 01/31/22 (A)	175	174
5.625%, 07/31/19 (A)	3,960	3,930
Grifols
8.250%, 02/01/18	900	957
HCA
8.000%, 10/01/18	650	718
7.500%, 02/15/22	5,695	5,969
6.500%, 02/15/20	2,000	2,113
5.875%, 03/15/22	2,400	2,382
Hertz
7.500%, 10/15/18	1,860	1,937
Immucor
11.125%, 08/15/19	6,765	7,340
INC Research LLC
11.500%, 07/15/19 (A)	4,085	3,865
Interactive Data
10.250%, 08/01/18	855	947
JBS USA LLC
8.250%, 02/01/20 (A)	1,520	1,452
Kinetic Concepts
12.500%, 11/01/19 (A)	1,160	1,032
10.500%, 11/01/18 (A)	3,405	3,439
Knowledge Universe Education LLC
7.750%, 02/01/15 (A)	775	635

SEI Institutional Investments Trust / Annual Report / May 31, 2012	117

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lantheus Medical Imaging
9.750%, 05/15/17	$995	$896
Laureate Education
12.750%, 08/15/17 (A)	1,100	1,166
11.000%, 08/15/15 (A)	525	541
Mead Products LLC
6.750%, 04/30/20 (A)	355	365
Michael Foods Group
9.750%, 07/15/18	1,160	1,256
Monitronics International
9.125%, 04/01/20 (A)	3,015	2,925
Multiplan
9.875%, 09/01/18 (A)	2,015	2,136
NBTY
9.000%, 10/01/18	2,530	2,739
OnCure Holdings
11.750%, 05/15/17	1,000	737
Pharmaceutical Product Development
9.500%, 12/01/19 (A)	2,550	2,716
Physio-Control International
9.875%, 01/15/19 (A)	400	424
Physiotherapy Associates Holdings
11.875%, 05/01/19 (A)	595	595
Pinnacle Foods Finance LLC
8.250%, 09/01/17	1,250	1,306
Post Holdings
7.375%, 02/15/22 (A)	1,050	1,068
Radiation Therapy Services
9.875%, 04/15/17	1,125	866
8.875%, 01/15/17 (A)	580	558
Radnet Management
10.375%, 04/01/18	720	713
Reynolds Group Issuer (A)
9.875%, 08/15/19	4,900	4,888
9.875%, 08/15/19	3,785	3,776
9.000%, 04/15/19	5,055	4,853
8.500%, 05/15/18	450	422
8.500%, 02/15/21	865	802
7.875%, 08/15/19	130	137
7.750%, 10/15/16	2,500	2,638
6.875%, 02/15/21	1,305	1,325
Rite Aid
9.750%, 06/12/16	530	578
9.500%, 06/15/17	565	542
9.250%, 03/15/20 (A)	4,840	4,646
9.250%, 03/15/20 (A)	265	254
8.000%, 08/15/20	11,585	12,671
7.700%, 02/15/27	1,160	945
7.500%, 03/01/17	590	584
Rural
10.125%, 07/15/19 (A)	2,900	2,672
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (A)	3,450	3,709
6.535%, 10/01/20 (A)	1,450	1,453

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectrum Brands
9.500%, 06/15/18	$3,885	$4,293
9.500%, 06/15/18 (A)	460	508
6.750%, 03/15/20 (A)	440	445
STHI Holding
8.000%, 03/15/18 (A)	1,275	1,339
Supervalu
8.000%, 05/01/16	1,035	1,032
Symbion PIK
11.000%, 08/23/15	1,292	1,253
Ticketmaster Entertainment LLC
10.750%, 08/01/16	5,215	5,528
U.S. Oncology (Escrow Security)
0.000%, 08/15/17	2,130	32
United Surgical Partners International
9.000%, 04/01/20 (A)	1,240	1,286
UR Financing Escrow (A)
7.625%, 04/15/22	820	838
7.375%, 05/15/20	170	174
5.750%, 07/15/18	550	560
UR Merger Sub
9.250%, 12/15/19	1,055	1,163
8.375%, 09/15/20	575	586
8.250%, 02/01/21	5,135	5,430
US Foods
8.500%, 06/30/19 (A)	1,700	1,713
Valeant Pharmaceuticals International (A)
7.250%, 07/15/22	1,370	1,288
7.000%, 10/01/20	8,165	7,900
6.875%, 12/01/18	2,035	2,010
6.750%, 10/01/17	675	675
Vanguard Health Holding II LLC
8.000%, 02/01/18	3,230	3,165
7.750%, 02/01/19 (A)	3,300	3,234
YCC Holdings LLC PIK
10.250%, 02/15/16	1,300	1,303

		228,969

Energy — 8.8%
American Petroleum Tankers Parent LLC
10.250%, 05/01/15	1,173	1,220
Antero Resources Finance
9.375%, 12/01/17	1,235	1,334
Arch Coal
8.750%, 08/01/16	965	926
7.250%, 06/15/21 (A)	675	575
7.000%, 06/15/19 (A)	510	437
Atwood Oceanics
6.500%, 02/01/20	438	453
Berry Petroleum
6.375%, 09/15/22	585	597
Bill Barrett
9.875%, 07/15/16	1,000	1,100

118	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.625%, 10/01/19	$2,000	$1,995
7.000%, 10/15/22	450	427
Bluewater Holding BV
3.466%, 07/17/14 (A) (C)	1,400	1,190
BreitBurn Energy Partners
8.625%, 10/15/20	640	664
7.875%, 04/15/22 (A)	1,810	1,774
Bristow Group
7.500%, 09/15/17	2,260	2,339
Calumet Specialty Products Partners
9.375%, 05/01/19	2,440	2,495
Chaparral Energy
8.250%, 09/01/21	1,595	1,691
Chesapeake Energy
9.500%, 02/15/15	650	686
6.875%, 08/15/18	1,175	1,119
6.625%, 08/15/20	2,190	2,059
6.125%, 02/15/21	270	254
Chesapeake Midstream Partners
6.125%, 07/15/22	555	527
5.875%, 04/15/21	1,465	1,399
Chesapeake Oilfield Operating LLC
6.625%, 11/15/19 (A)	1,725	1,492
Cimarex Energy
5.875%, 05/01/22	150	154
Cloud Peak Energy Resources LLC
8.250%, 12/15/17	810	828
Comstock Resources
9.500%, 06/15/20	1,650	1,573
7.750%, 04/01/19	860	791
Consol Energy
8.250%, 04/01/20	680	680
8.000%, 04/01/17	815	817
Copano Energy LLC
7.750%, 06/01/18	3,000	3,127
7.125%, 04/01/21	520	536
Crestwood Midstream Partners
7.750%, 04/01/19	3,500	3,526
Crosstex Energy
8.875%, 02/15/18	2,235	2,347
7.125%, 06/01/22 (A)	705	700
Denbury Resources
8.250%, 02/15/20	639	690
Dresser-Rand Group
6.500%, 05/01/21	600	612
Eagle Rock Energy Partners
8.375%, 06/01/19	1,805	1,805
El Paso
7.250%, 06/01/18	740	839
7.000%, 06/15/17	270	303
Energy Transfer Equity
7.500%, 10/15/20	2,928	3,162
EV Energy Partners
8.000%, 04/15/19	1,465	1,480

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Everest Acquisition LLC
9.375%, 05/01/20 (A)	$4,085	$4,187
6.875%, 05/01/19 (A)	3,910	4,008
Exterran Holdings
7.250%, 12/01/18	2,500	2,375
Forest Oil
8.500%, 02/15/14	50	53
7.250%, 06/15/19	5,475	4,982
FTS International Services LLC
7.125%, 11/15/18 (A)	1,000	990
GMX Resources
11.000%, 12/01/17	1,093	913
Hercules Offshore
10.500%, 10/15/17 (A)	1,945	1,945
7.125%, 04/01/17 (A)	390	376
Hilcorp Energy I
8.000%, 02/15/20 (A)	1,280	1,363
7.625%, 04/15/21 (A)	125	131
Holly Energy Partners
6.500%, 03/01/20 (A)	450	448
Hornbeck Offshore Services
5.875%, 04/01/20 (A)	2,500	2,450
James River Coal
7.875%, 04/01/19	925	509
Kodiak Oil & Gas
8.125%, 12/01/19 (A)	2,755	2,838
Laredo Petroleum
9.500%, 02/15/19	4,475	4,967
7.375%, 05/01/22 (A)	1,300	1,329
Linn Energy LLC
8.625%, 04/15/20	1,375	1,457
7.750%, 02/01/21	475	486
6.500%, 05/15/19 (A)	1,130	1,096
6.250%, 11/01/19 (A)	2,320	2,210
Magnum Hunter Resources
9.750%, 05/15/20 (A)	340	334
MEG Energy
6.500%, 03/15/21 (A)	326	333
Milagro Oil & Gas
10.500%, 05/15/16	1,950	1,501
Murray Energy
10.250%, 10/15/15 (A)	1,315	1,170
Newfield Exploration
7.125%, 05/15/18	3,635	3,853
6.875%, 02/01/20	1,075	1,140
NFR Energy LLC
9.750%, 02/15/17 (A)	1,710	1,419
Oasis Petroleum
7.250%, 02/01/19	1,300	1,339
Ocean Rig UDW
9.500%, 04/27/16	5,500	5,390
Parker Drilling
9.125%, 04/01/18	1,610	1,707

SEI Institutional Investments Trust / Annual Report / May 31, 2012	119

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Peabody Energy
6.250%, 11/15/21 (A)	$2,840	$2,833
6.000%, 11/15/18 (A)	860	858
Penn Virginia
10.375%, 06/15/16	400	380
7.250%, 04/15/19	1,000	860
Penn Virginia Resource Partners
8.375%, 06/01/20 (A)	2,050	2,050
Petroleum Development
12.000%, 02/15/18	2,415	2,596
Pioneer Drilling
9.875%, 03/15/18	1,300	1,365
9.875%, 03/15/18 (A)	550	577
Plains Exploration & Production
10.000%, 03/01/16	1,140	1,237
7.625%, 06/01/18	350	368
7.625%, 04/01/20	2,475	2,599
Quicksilver Resources
11.750%, 01/01/16	3,000	3,075
9.125%, 08/15/19	870	805
7.125%, 04/01/16	1,300	1,137
Range Resources
8.000%, 05/15/19	4,575	4,987
5.000%, 08/15/22	2,525	2,424
Regency Energy Partners
6.875%, 12/01/18	2,900	3,030
Resolute Energy
8.500%, 05/01/20 (A)	2,625	2,579
Samson Investment
9.750%, 02/15/20 (A)	1,530	1,522
SandRidge Energy
8.750%, 01/15/20	70	72
8.125%, 10/15/22 (A)	3,940	3,881
8.000%, 06/01/18 (A)	370	370
7.500%, 03/15/21	2,810	2,726
SESI LLC
7.125%, 12/15/21 (A)	4,000	4,360
Targa Resources
7.875%, 10/15/18	2,445	2,628
Targa Resources Partners
11.250%, 07/15/17	3,475	3,909
6.375%, 08/01/22 (A)	1,000	995
Tesoro
9.750%, 06/01/19	1,350	1,519
Thermon Industries
9.500%, 05/01/17	1,038	1,142
Trinidad Drilling
7.875%, 01/15/19 (A)	880	924
Vanguard Natural Resources LLC
7.875%, 04/01/20	765	755
Venoco
8.875%, 02/15/19	645	593
WPX Energy
6.000%, 01/15/22 (A)	1,080	1,040

		168,218

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 8.5%
Alliant Holdings
11.000%, 05/01/15 (A)	$3,400	$3,527
Ally Financial
8.000%, 11/01/31	5,658	6,365
7.500%, 09/15/20	850	933
6.250%, 12/01/17	3,880	3,981
5.500%, 02/15/17	660	661
American Capital
7.960%, 12/31/13	196	197
American International Group
8.175%, 05/15/58 (C)	2,250	2,337
6.250%, 03/15/37	2,760	2,415
Aventine (Escrow Security)
0.000%, 10/15/49 (B) (F) (G) (H)	2,600	11
Bank of America
8.000%, 12/29/49 (C)	1,885	1,895
Cemex Finance LLC
9.500%, 12/14/16 (A)	335	307
CIT Group
7.000%, 05/02/16 (A)	711	710
7.000%, 05/02/17 (A)	3,297	3,293
6.625%, 04/01/18 (A)	300	311
5.500%, 02/15/19 (A)	1,920	1,867
5.250%, 03/15/18	1,520	1,497
5.000%, 05/15/17	720	707
Citigroup Capital XXI
8.300%, 12/21/57 (C)	1,065	1,077
City National Bank
9.000%, 08/12/19	4,062	4,944
CKE Holdings
10.500%, 03/14/16 (A)	2,750	2,963
CNH Capital LLC
6.250%, 11/01/16 (A)	320	334
CNO Financial Group
9.000%, 01/15/18 (A)	1,600	1,696
Credit Acceptance
9.125%, 02/01/17	4,000	4,300
E*TRADE Financial
7.875%, 12/01/15	2,950	2,994
E*TRADE Financial PIK
12.500%, 11/30/17	1,285	1,475
Energy Future Intermediate Holding LLC
10.000%, 12/01/20	910	981
Essar Steel Algoma
9.875%, 06/15/15 (A)	1,725	1,561
Express LLC
8.750%, 03/01/18	790	854
Ford Motor Credit LLC
6.625%, 08/15/17	1,370	1,591
5.000%, 05/15/18	2,825	3,086
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	914

120	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HBOS Capital Funding No. 2
6.071%, 06/30/49 (A) (C)	$5,520	$3,422
HUB International Holdings
10.250%, 06/15/15 (A)	582	589
9.000%, 12/15/14 (A)	2,490	2,515
Icahn Enterprises
8.000%, 01/15/18	2,800	2,965
7.750%, 01/15/16	4,500	4,725
ILFC E-Capital Trust I
5.030%, 12/21/65 (A) (C)	800	539
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	2,695	1,940
ING Groep
5.775%, 12/29/49 (C)	3,250	2,714
Ironshore Holdings US
8.500%, 05/15/20 (A)	5,000	5,492
Jefferies Group
8.500%, 07/15/19	820	869
Kennedy-Wilson
8.750%, 04/01/19	3,800	3,914
Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	2,405	2,140
Lloyds Banking Group
6.267%, 11/14/16 (A) (C)	1,435	811
5.920%, 09/29/49 (A) (C)	955	530
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,000	—
Millennium Escrow
7.625%, 11/15/26 (B)	200	—
MPT Operating Partnership‡
6.875%, 05/01/21	4,095	4,218
National Life Insurance
10.500%, 09/15/39 (A)	1,100	1,480
Nationstar Mortgage LLC
9.625%, 05/01/19 (A)	867	902
Neuberger Berman Group LLC
5.875%, 03/15/22 (A)	985	1,000
5.625%, 03/15/20 (A)	305	311
Norcraft
10.500%, 12/15/15	975	921
Nuveen Investments
10.500%, 11/15/15	11,475	11,590
Offshore Group Investments
11.500%, 08/01/15	1,120	1,193
11.500%, 08/01/15 (A)	370	394
Ohio Casualty
7.300%, 06/15/14	1,050	1,154
Omega Healthcare Investors‡
7.500%, 02/15/20	3,505	3,785
Ono Finance II
10.875%, 07/15/19 (A)	4,251	3,401
PHH
9.250%, 03/01/16	1,295	1,347
PNC Preferred Funding Trust II
1.696%, 03/29/49 (A) (C)	5,640	4,322

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBS Capital Trust I
4.709%, 12/29/49 (C)	$1,820	$1,010
Realogy
7.875%, 02/15/19 (A)	700	665
7.625%, 01/15/20 (A)	520	534
Regions Bank
7.500%, 05/15/18	750	840
Regions Financing Trust II
6.625%, 05/15/47 (C)	3,800	3,529
RESPARCS Funding I MTN
1.362%, 12/29/49	830	241
Rivers Pittsburgh Borrower
9.500%, 06/15/19 (A)	725	725
Sabra Health Care
8.125%, 11/01/18‡	4,125	4,352
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	3,065	3,080
4.532%, 02/01/14 (A) (C)	275	257
Spencer Spirit Holdings
11.000%, 05/01/17 (A)	2,660	2,750
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,365
Synovus Financial
7.875%, 02/15/19	1,860	1,948
Tops Holdings
10.125%, 10/15/15	1,430	1,523
USB Realty
1.614%, 12/29/49 (A) (C)	5,700	4,320
USI Holdings
9.750%, 05/15/15 (A)	4,812	4,776
XL Capital
6.500%, 12/31/49 (C)	2,615	2,014

		162,896

Health Care — 3.7%
Acadia Healthcare
12.875%, 11/01/18	2,600	2,886
Alere
9.000%, 05/15/16	5,615	5,615
Biomet
10.000%, 10/15/17	7,375	7,845
Biomet PIK
10.375%, 10/15/17	5,765	6,136
BioScrip
10.250%, 10/01/15	3,815	4,130
Community Health Systems
8.875%, 07/15/15	478	490
DaVita
6.625%, 11/01/20	850	861
6.375%, 11/01/18	2,070	2,096
Endo Health Solutions
7.250%, 01/15/22	2,100	2,194
7.000%, 07/15/19	3,395	3,548

SEI Institutional Investments Trust / Annual Report / May 31, 2012	121

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCA
9.875%, 02/15/17	$110	$120
8.500%, 04/15/19	2,640	2,914
HCA Holdings
7.750%, 05/15/21	3,920	4,028
Health Management Associates
7.375%, 01/15/20 (A)	3,355	3,439
6.125%, 04/15/16	1,105	1,157
HealthSouth
8.125%, 02/15/20	3,210	3,427
7.750%, 09/15/22	890	934
7.250%, 10/01/18	865	902
inVentiv Health
10.000%, 08/15/18 (A)	450	378
Kindred Healthcare
8.250%, 06/01/19	5,845	5,085
Mylan
7.875%, 07/15/20 (A)	2,388	2,627
6.000%, 11/15/18 (A)	1,085	1,120
PSS World Medical
6.375%, 03/01/22 (A)	950	959
Surgical Care Affiliates PIK
8.875%, 07/15/15 (A)	1,636	1,652
Tenet Healthcare
9.250%, 02/01/15	865	955
8.000%, 08/01/20	1,445	1,443
6.250%, 11/01/18 (A)	1,955	1,975
Universal Health Services
7.000%, 10/01/18	2,500	2,675

		71,591

Industrials — 9.0%
Accuride
9.500%, 08/01/18	4,280	4,473
ACL I
10.625%, 02/15/16 (A)	2,681	2,654
Actuant
5.625%, 06/15/22 (A)	4,000	4,040
Air Canada
9.250%, 08/01/15 (A)	3,070	2,970
Aircastle
9.750%, 08/01/18	660	718
9.750%, 08/01/18 (A)	235	254
7.625%, 04/15/20 (A)	150	150
6.750%, 04/15/17 (A)	440	436
Alion Science & Technology
10.250%, 02/01/15	1,405	562
Alion Science & Technology PIK
12.000%, 11/01/14	2,112	1,943
Alliant Techsystems
6.750%, 04/01/16	2,400	2,448
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/21	4,915	5,161

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AMGH Merger Sub
9.250%, 11/01/18 (A)	$3,793	$3,840
Amsted Industries
8.125%, 03/15/18 (A)	870	922
Anixter
5.625%, 05/01/19	370	376
ARD Finance PIK
11.125%, 06/01/18 (A)	2,297	2,159
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	1,890	1,966
7.375%, 10/15/17 (A)	500	532
Associated Materials LLC
9.125%, 11/01/17	1,270	1,110
Atkore International
9.875%, 01/01/18	2,325	2,313
AWAS Aviation Capital
7.000%, 10/17/16 (A)	1,019	1,052
Baker & Taylor
11.500%, 07/01/13 (A)	1,170	690
Belden
9.250%, 06/15/19	760	834
Berry Plastics
10.250%, 03/01/16	825	844
9.750%, 01/15/21	2,657	2,763
Boart Longyear Management
7.000%, 04/01/21 (A)	500	516
Bombardier
5.750%, 03/15/22 (A)	1,450	1,410
Building Materials Corp of America
6.875%, 08/15/18 (A)	2,360	2,437
6.750%, 05/01/21 (A)	700	716
BWAY Holding
10.000%, 06/15/18	1,390	1,529
Case New Holland
7.875%, 12/01/17	1,065	1,214
Casella Waste Systems
11.000%, 07/15/14	30	32
7.750%, 02/15/19	1,565	1,534
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	1,793	1,416
CEVA Group
11.625%, 10/01/16 (A)	3,155	3,313
11.500%, 04/01/18 (A)	2,500	2,400
8.375%, 12/01/17 (A)	2,365	2,300
Coleman Cable
9.000%, 02/15/18	2,945	3,055
CPM Holdings
10.625%, 09/01/14	1,250	1,325
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,380	1,421
Delta Air Lines
12.250%, 03/15/15 (A)	3,905	4,217
Esterline Technologies
7.000%, 08/01/20	1,755	1,944

122	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FGI Operating LLC
7.875%, 05/01/20 (A)	$880	$904
Florida East Coast Railway
8.125%, 02/01/17	750	769
General Cable
7.125%, 04/01/17	1,100	1,127
Geo Group
7.750%, 10/15/17	1,355	1,446
6.625%, 02/15/21	75	77
Graphic Packaging International
7.875%, 10/01/18	1,620	1,786
Great Lakes Dredge & Dock
7.375%, 02/01/19	1,215	1,227
Griffon
7.125%, 04/01/18	750	754
Huntington Ingalls Industries
7.125%, 03/15/21	600	623
6.875%, 03/15/18	600	621
Interface
7.625%, 12/01/18	1,015	1,089
Interline Brands
7.000%, 11/15/18	1,486	1,531
International Lease Finance
8.750%, 03/15/17	3,280	3,641
8.625%, 09/15/15	485	529
6.250%, 05/15/19	165	165
5.875%, 04/01/19	2,085	2,048
5.750%, 05/15/16	230	230
4.875%, 04/01/15	295	291
International Wire Group Holdings
9.750%, 04/15/15 (A)	1,105	1,160
Iron Mountain
8.750%, 07/15/18	1,140	1,177
7.750%, 10/01/19	2,625	2,796
Kansas City Southern de Mexico
8.000%, 02/01/18	910	1,010
6.125%, 06/15/21	460	498
Kratos Defense & Security Solutions
10.000%, 06/01/17	1,525	1,617
Liberty Tire Recycling
11.000%, 10/01/16 (A)	3,900	3,549
Manitowoc
9.500%, 02/15/18	1,230	1,344
8.500%, 11/01/20	1,215	1,303
Marquette Transportation
10.875%, 01/15/17	1,500	1,568
Masonite International
8.250%, 04/15/21 (A)	2,030	2,066
Meritor
10.625%, 03/15/18	1,000	1,082
8.125%, 09/15/15	675	718
Midwest Vanadium
11.500%, 02/15/18 (A)	1,350	837

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mobile Mini
7.875%, 12/01/20	$1,190	$1,249
Mueller Water Products
8.750%, 09/01/20	567	627
7.375%, 06/01/17	1,455	1,448
Nortek
8.500%, 04/15/21	1,510	1,465
NXP BV
10.000%, 07/15/13 (A)	598	642
9.750%, 08/01/18 (A)	2,805	3,163
Old AII
10.000%, 12/15/16 (B)	1,675	—
Old AII PIK
9.000%, 12/15/14 (B)	950	—
Oshkosh
8.500%, 03/01/20	1,635	1,794
8.250%, 03/01/17	1,725	1,895
Packaging Dynamics
8.750%, 02/01/16 (A)	2,724	2,860
Ply Gem Industries
13.125%, 07/15/14	810	804
8.250%, 02/15/18	885	850
Polymer Group
7.750%, 02/01/19	1,565	1,628
Polypore International
7.500%, 11/15/17	1,185	1,238
Quality Distribution LLC
9.875%, 11/01/18	4,770	5,187
RBS Global
8.500%, 05/01/18	1,205	1,280
Sequa
11.750%, 12/01/15 (A)	715	759
Sequa PIK
13.500%, 12/01/15 (A)	500	531
Spirit Aerosystems
7.500%, 10/01/17	1,135	1,214
Swift Services Holdings
10.000%, 11/15/18	475	511
syncreon Global Ireland
9.500%, 05/01/18 (A)	2,467	2,461
Tekni-Plex
9.750%, 06/01/19 (A)	655	650
Tempel Steel
12.000%, 08/15/16 (A)	1,100	1,067
Terex
8.000%, 11/15/17	1,260	1,282
6.500%, 04/01/20	345	344
Thermadyne Holdings
9.000%, 12/15/17	2,453	2,502
9.000%, 12/15/17 (A)	1,350	1,377
Titan International
7.875%, 10/01/17	4,335	4,487
Trimas
9.750%, 12/15/17	1,020	1,114

SEI Institutional Investments Trust / Annual Report / May 31, 2012	123

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Maritime Group LLC
11.750%, 06/15/15	$4,400	$4,796
USG
9.750%, 08/01/14 (A)	2,095	2,325
8.375%, 10/15/18 (A)	1,535	1,596
6.300%, 11/15/16	1,975	1,876
Viasystems
7.875%, 05/01/19 (A)	1,515	1,481

		172,075

Information Technology — 4.2%
Amkor Technology
7.375%, 05/01/18	735	735
Aspect Software
10.625%, 05/15/17	4,680	4,914
Audatex North America
6.750%, 06/15/18 (A)	1,205	1,241
Cardtronics
8.250%, 09/01/18	625	688
CDW LLC
12.535%, 10/12/17	2,285	2,445
8.500%, 04/01/19 (A)	735	755
8.500%, 04/01/19	740	760
8.000%, 12/15/18	2,800	2,968
Compucom Systems
12.500%, 10/01/15 (A)	4,425	4,613
Epicor Software
8.625%, 05/01/19	2,860	2,867
Fidelity National Information Services
7.875%, 07/15/20	825	914
7.625%, 07/15/17	1,070	1,165
7.625%, 07/15/17 (A)	125	135
5.000%, 03/15/22 (A)	1,770	1,719
First Data
12.625%, 01/15/21	2,652	2,500
11.250%, 03/31/16	3,510	3,054
8.875%, 08/15/20 (A)	625	667
7.375%, 06/15/19 (A)	595	595
First Data PIK
10.550%, 09/24/15	705	702
8.750%, 01/15/22 (A)	6,607	6,392
Freescale Semiconductor
10.125%, 03/15/18 (A)	30	32
9.250%, 04/15/18 (A)	6,075	6,394
8.050%, 02/01/20	520	494
iGATE
9.000%, 05/01/16	4,759	5,044
Kemet
10.500%, 05/01/18 (A)	1,910	1,986
Lawson Software
11.500%, 07/15/18 (A)	1,000	1,098
9.375%, 04/01/19 (A)	8,845	9,110
MagnaChip Semiconductor
10.500%, 04/15/18	2,995	3,339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mantech International
7.250%, 04/15/18	$700	$739
MEMC Electronic Materials
7.750%, 04/01/19	765	484
Sensata Technologies
6.500%, 05/15/19 (A)	4,568	4,579
SSI Investments II
11.125%, 06/01/18	1,020	1,140
STATS ChipPAC
7.500%, 08/12/15 (A)	2,200	2,354
Stratus Technologies Bermuda
12.000%, 03/29/15	2,512	2,211
Stream Global Services
11.250%, 10/01/14	700	723
SunGard Data Systems
7.375%, 11/15/18	975	992

		80,548

Materials — 4.5%
AK Steel
7.625%, 05/15/20	1,610	1,489
Aleris International
7.625%, 02/15/18	975	992
AM Castle
12.750%, 12/15/16 (A)	730	781
APERAM
7.750%, 04/01/18 (A)	3,230	2,923
Ashland
9.125%, 06/01/17	2,565	2,815
Ball
5.000%, 03/15/22	1,550	1,565
Boise Paper Holdings LLC
9.000%, 11/01/17	1,670	1,841
Celanese US Holdings LLC
6.625%, 10/15/18	750	793
Cemex
9.000%, 01/11/18 (A)	210	174
Chemtura
7.875%, 09/01/18	2,165	2,246
Clearwater Paper
7.125%, 11/01/18	175	184
Domtar
10.750%, 06/01/17	1,500	1,940
9.500%, 08/01/16	250	300
FMG Resources
8.250%, 11/01/19 (A)	615	635
7.000%, 11/01/15 (A)	220	220
6.875%, 02/01/18 (A)	1,515	1,488
FMG Resources August 2006 Pty
6.875%, 04/01/22 (A)	2,670	2,570
6.375%, 02/01/16 (A)	605	591
Headwaters
7.625%, 04/01/19	1,435	1,378

124	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hexion US Finance
9.000%, 11/15/20	$1,650	$1,440
8.875%, 02/01/18	1,470	1,463
Huntsman International LLC
8.625%, 03/15/20	535	597
8.625%, 03/15/21	670	750
5.500%, 06/30/16	755	755
Ineos Finance
8.375%, 02/15/19 (A)	750	771
7.500%, 05/01/20 (A)	1,805	1,787
Ineos Group Holdings
8.500%, 02/15/16 (A)	5,215	4,707
Inmet Mining
8.750%, 06/01/20 (A)	1,425	1,389
JMC Steel Group
8.250%, 03/15/18 (A)	1,425	1,439
Kinove German Bondco GmbH
9.625%, 06/15/18 (A)	2,145	2,193
Longview Fibre Paper & Packaging
8.000%, 06/01/16 (A)	1,645	1,633
LyondellBasell Industries
5.750%, 04/15/24 (A)	1,545	1,584
MacDermid
9.500%, 04/15/17 (A)	1,820	1,888
Millar Western Forest Products
8.500%, 04/01/21	1,145	950
Mirabela Nickel
8.750%, 04/15/18 (A)	1,055	760
Momentive Performance Materials
11.500%, 12/01/16	1,130	847
9.000%, 01/15/21	900	680
Momentive PIK
1.885%,
06/04/17 (D) (F) (G)	2,560	2,086
Neenah Foundry PIK
15.000%, 07/29/15	129	127
New
7.000%, 04/15/20 (A)	800	816
Nexeo Solutions LLC
8.375%, 03/01/18 (A)	874	839
Noranda Aluminum Acquisition PIK
4.730%, 05/15/15 (C)	1,472	1,406
Novelis
8.750%, 12/15/20	465	492
8.375%, 12/15/17	3,510	3,703
PolyOne
7.375%, 09/15/20	775	818
Rain CII Carbon LLC
8.000%, 12/01/18 (A)	390	408
Reichhold Industries
9.000%, 05/08/17 (A)	2,897	1,738
Ryerson
12.000%, 11/01/15	1,725	1,760

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ryerson Holding
28.763%, 02/01/15 (D)	$2,410	$1,295
Scotts Miracle-Gro
7.250%, 01/15/18	385	412
Sealed Air
8.375%, 09/15/21 (A)	1,610	1,771
8.125%, 09/15/19 (A)	1,820	1,975
Solutia
8.750%, 11/01/17	1,685	1,896
7.875%, 03/15/20	1,000	1,170
Standard Steel LLC
12.000%, 05/01/15 (A)	3,470	3,938
Taminco Global Chemical
9.750%, 03/31/20 (A)	1,490	1,516
Verso Paper Holdings LLC
8.750%, 02/01/19	3,385	1,202
Vertellus Specialties
9.375%, 10/01/15 (A)	6,110	5,163
Vulcan Materials
7.500%, 06/15/21	305	329
6.500%, 12/01/16	305	316

		85,734

Telecommunication Services — 9.7%
Affinion Group
11.500%, 10/15/15	1,900	1,606
7.875%, 12/15/18	1,795	1,517
Alcatel-Lucent USA
6.500%, 01/15/28	1,320	901
Avaya
9.750%, 11/01/15	1,520	1,254
7.000%, 04/01/19 (A)	1,360	1,217
Avaya PIK
10.125%, 11/01/15	5,071	4,183
Block Communications
7.250%, 02/01/20 (A)	680	677
CCO Holdings LLC
8.125%, 04/30/20	2,511	2,762
7.875%, 04/30/18	1,690	1,813
7.375%, 06/01/20	280	300
7.250%, 10/30/17	190	204
7.000%, 01/15/19	2,170	2,284
Cengage Learning Acquisitions
11.500%, 04/15/20 (A)	1,950	1,945
Cengage Learning Holdco PIK
13.750%, 07/15/15 (A)	4,382	3,484
CenturyLink
5.800%, 03/15/22	1,020	1,006
Cequel Communications Holdings I LLC and Cequel Capital
8.625%, 11/15/17 (A)	650	685
Cincinnati Bell
8.375%, 10/15/20	1,410	1,385

SEI Institutional Investments Trust / Annual Report / May 31, 2012	125

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clear Channel Communications
9.000%, 03/01/21	$4,165	$3,582
Clear Channel Worldwide Holdings
9.250%, 12/15/17	2,800	3,010
7.625%, 03/15/20 (A)	1,755	1,676
7.625%, 03/15/20 (A)	255	240
Clearwire Communications LLC (A)
14.750%, 12/01/16	140	134
12.000%, 12/01/15	3,344	2,901
12.000%, 12/01/15	1,245	1,086
Cogent Communications Group
8.375%, 02/15/18 (A)	705	756
Columbus International
11.500%, 11/20/14 (A)	1,265	1,303
CommScope
8.250%, 01/15/19 (A)	1,270	1,307
Cricket Communications
7.750%, 10/15/20	2,075	1,899
CSC Holdings LLC
8.625%, 02/15/19	2,650	2,955
6.750%, 11/15/21 (A)	2,250	2,278
DCP LLC
10.750%, 08/15/15 (A)	3,000	2,655
Digicel
12.000%, 04/01/14 (A)	600	660
8.250%, 09/01/17 (A)	4,214	4,235
Digicel Group
10.500%, 04/15/18 (A)	2,500	2,550
8.875%, 01/15/15 (A)	470	463
DISH DBS
7.875%, 09/01/19	4,950	5,507
6.750%, 06/01/21	910	940
5.875%, 07/15/22 (A)	395	385
4.625%, 07/15/17 (A)	525	511
Eileme 2
11.625%, 01/31/20 (A)	655	642
GCI
8.625%, 11/15/19	860	914
6.750%, 06/01/21	500	492
GXS Worldwide
9.750%, 06/15/15	7,736	7,504
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 (A) (B)	1,750	945
Hughes Satellite Systems
7.625%, 06/15/21	2,484	2,571
6.500%, 06/15/19	630	639
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,609
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,660	1,589
Intelsat Jackson Holdings
7.250%, 04/01/19	1,240	1,238
7.250%, 10/15/20 (A)	940	933
7.250%, 10/15/20	1,180	1,174

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat Luxembourg
11.250%, 02/04/17	$3,455	$3,395
Intelsat Luxembourg PIK
11.500%, 02/04/17	3,032	2,979
11.500%, 02/04/17 (A)	2,977	2,895
inVentiv Health
10.000%, 08/15/18 (A)	610	515
iPCS PIK
3.716%, 05/01/14 (C)	116	111
ITC Deltacom
10.500%, 04/01/16	840	884
Level 3 Communications
11.875%, 02/01/19	1,410	1,512
Level 3 Financing
10.000%, 02/01/18	3,455	3,723
9.375%, 04/01/19	1,280	1,360
8.625%, 07/15/20 (A)	560	571
8.125%, 07/01/19	1,075	1,075
4.506%, 02/15/15 (C)	1,500	1,429
Liberty Interactive LLC
8.250%, 02/01/30	2,240	2,279
Lucent Technologies
6.450%, 03/15/29	3,455	2,375
MetroPCS Wireless
7.875%, 09/01/18	1,560	1,576
6.625%, 11/15/20	780	755
Nara Cable Funding
8.875%, 12/01/18 (A)	846	719
8.875%, 12/01/18 (A)	560	490
Nexstar/Mission Broadcast
8.875%, 04/15/17	2,100	2,195
Nielsen Finance LLC
7.750%, 10/15/18	2,070	2,225
NII Capital
7.625%, 04/01/21	690	581
Open Solutions
9.750%, 02/01/15 (A)	5,090	4,416
PAETEC Holding
9.875%, 12/01/18	2,055	2,255
8.875%, 06/30/17	555	597
Sable International Finance MTN
8.750%, 02/01/20 (A)	80	83
7.750%, 02/15/17 (A)	2,645	2,685
Satmex Escrow
9.500%, 05/15/17	690	718
9.500%, 05/15/17 (A)	70	73
SBA Telecommunications
8.250%, 08/15/19	441	478
Sinclair Television Group
9.250%, 11/01/17 (A)	895	984
8.375%, 10/15/18	2,820	3,024
Sitel LLC
11.000%, 08/01/17 (A)	1,085	1,052

126	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sprint Capital
8.750%, 03/15/32	$7,895	$6,652
6.900%, 05/01/19	420	365
Sprint Nextel
9.125%, 03/01/17 (A)	1,860	1,846
9.000%, 11/15/18 (A)	1,480	1,602
8.375%, 08/15/17	330	317
7.000%, 03/01/20 (A)	1,660	1,672
Telesat Canada
12.500%, 11/01/17	935	1,045
6.000%, 05/15/17 (A)	2,500	2,456
Unitymedia Hessen GmbH & KG
7.500%, 03/15/19 (A)	2,000	2,055
UPC Holding BV
9.875%, 04/15/18 (A)	3,715	4,012
UPCB Finance III
6.625%, 07/01/20 (A)	1,535	1,512
UPCB Finance V
7.250%, 11/15/21 (A)	2,235	2,257
UPCB Finance VI
6.875%, 01/15/22 (A)	1,452	1,427
Videotron Ltee
5.000%, 07/15/22 (A)	2,205	2,150
Virgin Media Finance
8.375%, 10/15/19	750	821
Visant
10.000%, 10/01/17	1,300	1,229
West
7.875%, 01/15/19	1,380	1,383
Wind Acquisition Finance (A)
11.750%, 07/15/17	2,200	1,870
7.250%, 02/15/18	2,015	1,723
7.250%, 02/15/18	1,285	1,099
Windstream
8.125%, 09/01/18	685	711
7.750%, 10/01/21	795	797
7.500%, 04/01/23	1,215	1,166
Wolverine Healthcare Analytics
10.625%, 06/01/20 (A)	595	586
XM Satellite Radio Holdings
7.625%, 11/01/18 (A)	4,030	4,312
Zayo Group LLC
10.250%, 03/15/17	1,085	1,207

		185,787

Utilities — 1.8%
AES
9.750%, 04/15/16	1,030	1,208
7.375%, 07/01/21 (A)	715	772
Calpine
7.875%, 07/31/20 (A)	3,203	3,395
7.875%, 01/15/23 (A)	595	629
7.500%, 02/15/21 (A)	2,904	3,035

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Elwood Energy LLC
8.159%, 07/05/26	$774	$788
Energy Future Holdings
10.000%, 01/15/20	585	622
GenOn Americas Generation LLC
8.500%, 10/01/21	710	607
GenOn Energy
9.875%, 10/15/20	1,015	939
North American Energy Alliance LLC
10.875%, 06/01/16	1,300	1,423
NRG Energy
8.250%, 09/01/20	435	428
7.875%, 05/15/21	1,745	1,680
7.625%, 01/15/18	845	843
7.625%, 05/15/19	1,000	978
7.375%, 01/15/17	225	232
NSG Holdings LLC
7.750%, 12/15/25 (A)	2,100	2,100
Public Service of New Mexico
7.950%, 05/15/18	2,800	3,443
Sabine Pass LNG L.P.
7.500%, 11/30/16 (A)	1,880	1,913
7.500%, 11/30/16	8,450	8,936

		33,971

Total Corporate Obligations (Cost $1,494,221) ($ Thousands)		1,507,957

COLLATERALIZED DEBT OBLIGATIONS — 10.2%

Other Asset-Backed Securities — 10.2%
AMMC CDO, Ser 2011-9A
0.000%, 01/15/22 (A)	2,881	2,564
AMMC CDO, Ser 2012-10A
0.000%, 04/11/22 (A)	3,316	2,984
Claris III
0.766%, 08/04/21	4,588	3,625
CIT CLO, Ser 2007-1A, Cl D
2.474%, 06/20/21 (A) (C)	3,000	2,160
Commercial Industrial Finance, Ser 2006-2A, Cl B2L
4.488%, 03/01/21 (A) (C)	3,487	2,423
Commercial Industrial Finance, Ser 2007-1A, Cl B2L
4.366%, 05/10/21 (C)	2,215	1,495
Commercial Industrial Finance, Ser 2007-3A, Cl B
1.716%, 07/26/21 (A) (C)	2,700	2,101
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
2.067%, 11/15/20 (A) (C)	915	650
Freeport Loan Trust, Ser 2006-1, Cl D
2.116%, 10/20/20 (A) (C)	5,078	5,014

SEI Institutional Investments Trust / Annual Report / May 31, 2012	127

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl D1
2.967%, 01/15/19 (A) (C)	$3,517	$2,972
Grayson CLO, Ser 2006-1A, Cl B
1.166%, 11/01/21 (A) (C)	5,866	3,710
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.216%, 04/17/21 (A) (C)	2,614	1,843
ICE EM CLO, Ser 2007-1A, Cl A2
1.356%, 08/15/22 (A) (C)	7,331	5,718
ICE EM CLO, Ser 2007-1A, Cl A3
1.606%, 08/15/22 (A) (C)	4,345	3,259
Jasper CLO, Ser 2005-1A, Cl B
1.046%, 08/01/17 (A) (C)	2,228	1,894
Lightpoint CLO, Ser 2007-7A, Cl D
4.467%, 05/15/21 (A) (C)	3,284	2,317
Newstar Trust, Ser 2007-1A, Cl A1
0.707%, 09/30/22 (A) (C)	9,221	8,576
NXT Capital CLO LLC, Ser 2012- 1A, Cl E
7.966%, 07/20/22 (A) (C)	3,047	2,788
Red River CLO, Ser 2006-1A, Cl C
1.186%, 07/27/18 (C)	7,544	5,055
Red River CLO, Ser 2006-1A, Cl D
2.116%, 07/27/18 (C)	7,527	4,516
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.766%, 08/01/21 (A) (C)	13,155	11,182
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.966%, 08/01/21 (A) (C)	23,922	18,420
Rockwall CDO, Ser 2006-1A, Cl A2L
1.116%, 08/01/21 (A) (C)	4,045	2,872
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.716%, 08/01/24 (A) (C)	87,470	73,475
Stone Tower CDO, Ser 2004-1A, Cl A2L
1.716%, 01/29/40 (A) (C)	4,761	3,809
Syniverse Holdings
9.125%, 01/15/19	1,545	1,657
Tricadia CDO, Ser 2007-1AR, Cl A2L
0.967%, 02/28/16 (A) (C)	6,977	6,227
Tricadia CDO, Ser 2005-4A, Cl A1LA
0.864%, 12/11/22 (A) (C)	9,198	8,002
Venture CDO, Ser 2012-10A
0.000%, 07/20/22 (A)	2,486	2,256
Westwood CDO, Ser 2007-2A, Cl D
2.266%, 04/25/22 (A) (C)	3,693	2,400

Total Collateralized Debt Obligations (Cost $192,074) ($ Thousands)		195,964

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 5.8%
Amscan Holdings
0.000%, 12/02/17 (I)	$480	$480
API Technologies, Term Loan B
8.750%, 06/27/16	898	893
Asurion
5.500%, 06/10/18	1,401	1,377
Asurion LLC, 2nd Lien
9.000%, 05/20/19	3,600	3,616
Brock Holdings III, 2nd Lien
10.000%, 03/16/18	460	436
Caribbean Restaurants LLC, Term Loan B
9.000%, 02/15/17	125	125
Central Parking
2.400%, 05/22/14	616	604
Central Parking, 1st Lien Term Loan
2.750%, 05/22/14	1,674	1,641
Chesapeake Energy
8.500%, 12/02/17	1,600	1,570
CKX
9.000%, 06/21/17	544	435
Clear Channel
3.889%, 01/29/16	1,053	819
Consolidated Container
5.750%, 09/28/14	1,645	1,629
Crestwood Holdings
9.750%, 03/20/18	1,750	1,757
Cristal Inorganic Chemicals US
6.220%, 11/15/14	2,500	2,487
Dex Media West LLC
7.250%, 10/24/14	1,863	1,140
4.720%, 10/24/14	810	496
Dynegy Midwest Generation
9.250%, 08/05/16	5,074	5,173
Dynegy Midwest Generation LLC, 1st Lien
0.000%, 08/05/16 (I)	195	199
Dynegy Power, 1st Lien Term Loan
9.250%, 08/05/16	1,222	1,259
Expert Global
9.000%, 04/02/18	3,000	2,976
Fairway Group
7.500%, 02/11/17	2,285	2,254
First Data
4.239%, 03/24/18	1,504	1,359
Global Aviation
12.000%, 09/27/12	716	719
Global Aviation Holdings
0.500%, 09/27/12 (J)	347	(2)
Guitar Center
5.730%, 04/09/17	3,086	2,887

128	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harrah’s Entertainment, Term Loan B3
0.000%, 01/28/15 (I)	$165	$151
Harrah’s Entertainment, Term Loan B6
5.488%, 01/28/18	936	824
Harrah’s Operating
0.000%, 01/28/15 (I)	1,790	1,633
Harrah’s Operating, Term Loan B-4
9.500%, 10/31/16	2,933	2,952
Harrah’s Operating, Term B-2
6.536%, 01/28/15	555	506
Harrah’s Propco
0.000%, 02/13/13 (I)	1,800	1,362
Hologic
0.000%, 02/25/13 (I) (J)	1,050	—
0.000%, 04/29/19 (I)	715	715
Inc Research, Term Loan B
7.000%, 07/12/18	2,157	2,135
Ineos Holdings
6.500%, 04/27/18	800	784
Infor Global Solutions
8.250%, 04/05/17	1,140	1,178
Intelsat Jackson Holdings
2.740%, 02/01/14	2,400	2,307
Kalispel Tribal Economic Authority
7.500%, 01/31/17	3,123	3,060
Lone Star
11.000%, 09/02/19	1,790	1,818
Medical Card
12.000%, 09/15/15	1,973	1,569
Merrill Communications LLC
7.750%, 12/24/12	1,400	1,314
Metroflag, 2nd Lien
0.000%, 01/06/09 (B)	325	—
Mohegan Tribal Gaming Authority, Term Loan B
5.500%, 02/28/16	2,739	2,812
Mohegan Tribal Gaming Authority, Term Loan B 1st Lien
0.000%, 02/28/16 (I)	115	118
Nelson Education, Term Loan B-1
2.970%, 07/05/14	1,466	1,254
Novell
11.000%, 11/22/18	2,750	2,671
Nuveen Investments
8.250%, 02/23/19	1,050	1,056
Nuveen Investments Extended Term Loan
0.000%, 05/13/17 (I)	345	340
Nuveen Investments, Term Loan B
7.250%, 05/13/17	2,375	2,369
Obsidian Natural Gas Trust
7.000%, 11/02/15	1,865	1,865

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ocwen Financial, Term Loan B
7.000%, 09/01/16	$892	$890
PF Changs China Bistro
0.000%, 11/07/12 (I) (J)	3,250	—
0.000%, 05/15/13 (I)	1,710	1,710
PQ
6.739%, 06/14/14	1,450	1,359
Realogy
4.489%, 10/10/16	850	775
Rite Aid, 1st Lien
4.500%, 02/17/18	2,430	2,381
Sabre Holdings
5.989%, 09/29/17	1,172	1,102
SpringLeaf Financial
5.500%, 05/10/17	3,425	3,158
Summit Materials LLC, Term Loan B
6.000%, 01/24/19	1,000	997
Sun Healthcare, Term Loan B
8.750%, 09/23/16	2,046	1,983
Targa Resources
3.239%, 02/09/15	1,555	1,555
Targus Group
11.000%, 05/24/16	499	499
Texas Competitive
4.739%, 10/10/17	5,190	3,007
3.739%, 10/10/14	5,881	3,584
Texas Competitive, Term Loan B
0.000%, 10/10/14 (I)	1,265	771
The Telx Group, Term Loan B
7.750%, 09/22/17	1,120	1,115
United Rentals Bridge Loan
0.000%, 09/15/12 (I) (J)	2,880	—
Univision Communications, Term Loan B
4.489%, 03/31/17	3,900	3,574
Vertafore
9.750%, 10/27/17	780	776
Walter Investment Management, Term Loan B
7.750%, 06/30/16	4,143	4,144
Web.com Group, Term Loan B
7.000%, 10/27/17	1,962	1,940
Wide Open West Finance
6.490%, 06/27/15	3,292	3,243
Zayo Group Bridge Loan, 1st Lien
0.000%, 10/30/19 (I)	435	435
Zayo Group Bridge Loan, Senior
0.000%, 04/30/20 (I)	290	290
Zuffa
7.500%, 06/19/15	1,760	1,750

Total Loan Participations (Cost $112,773) ($ Thousands)		112,160

SEI Institutional Investments Trust / Annual Report / May 31, 2012	129

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Concluded)

May 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.8%
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.875%, 06/01/30	$710	$562
California State, Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	2,200	1,755
5.125%, 06/01/47	1,975	1,423
New Jersey State, Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
4.750%, 06/01/34	3,695	2,844
Ohio State, Tobacco Settlement, Ser A-2, RB Callable 06/01/17 @ 100
5.375%, 06/01/24	730	595
5.125%, 06/01/24	1,080	864
Tobacco Settlement, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	8,280	6,421

Total Municipal Bonds (Cost $12,391) ($ Thousands)		14,464

PREFERRED STOCK — 0.4%
Ally Financial, 7.00% (A) (C)	13	6,767
Dana Holding, 4.00% (A)	6	659
General Motors CV to 1.2626,
0.00%	6	215
GMAC Capital Trust I,
0.00% (C)	28	642

Total Preferred Stock (Cost $6,665) ($ Thousands)		8,283

CONVERTIBLE BONDS — 0.3%
Liberty Media LLC CV to 16.7764
4.000%, 11/15/29	2,025	1,134
3.750%, 02/15/30	3,680	1,914
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	1,950	4
Nortel Networks CV to 31.25
2.125%, 04/15/14 (B)	2,070	2,049
Vector Group CV to 48.8281
12.921%, 06/15/26 (C)	369	394

Total Convertible Bonds (Cost $5,714) ($ Thousands)		5,495

AUCTION RATE PREFERRED SECURITIES — 0.3%
Invesco Insured Municipal Income Trust	22,000	2,156

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Invesco Van Kampen Senior Income Trust	25,000	$2,450

Total Auction Rate Preferred Securities (Cost $4,148) ($ Thousands)		4,606

ASSET-BACKED SECURITIES — 0.2%

Other Asset-Backed Securities — 0.2%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.789%, 03/15/19 (C) (G)	$1,892	1,159
Cajun Global LLC, Ser 2011-1A, Cl A2
5.955%, 02/20/41 (A)	1,535	1,641
Dominos Pizza Master Issuer LLC, Ser 2012-1A, Cl A2
5.216%, 01/25/42 (A)	498	519

Total Asset-Backed Securities (Cost $3,286) ($ Thousands)		3,319

	Number of Warrants

WARRANTS — 0.1%
Alion Science & Technology, Expires 03/15/17*	2,025	—
CUI Acquisition††* (F) (G)	46,959	2,137

Total Warrants (Cost $3,901) ($ Thousands)		2,137

COMMON STOCK — 0.1%
Aventine Renewable Energy
Holdings* (A)	66,719	120
Core-Mark Holding	691	30
Dana Holdings	70,421	938
Delta Air Lines*	2,369	29
GMX Resources*	24,693	24
Neenah Enterprises* (F) (G)	21,556	97
Quad, Cl A	267	3
United Continental Holdings*	21	1
VSS AHC, Cl A* (F) (G) (H)	29,628	353

Total Common Stock (Cost $3,511) ($ Thousands)		1,595

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100%†**	36,950,012	36,950

Total Cash Equivalent (Cost $36,950) ($ Thousands)		36,950

Total Investments — 98.9% (Cost $1,875,634) ($ Thousands)		$1,892,930

130	SEI Institutional Investments Trust / Annual Report / May 31, 2012

A list of the open swap agreements held by the Fund at May 31, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CDX.NA.IG.17-V1 Index	Buy	5.00	12/20/16	$19,885	$(407)

For the year ended May 31, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,914,780 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

††	Expiration date unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2012. The coupon on a step bond changes on a specified date.

(F)	Securities considered illiquid. The total value of such securities as of May 31, 2012 was $4,684 ($ Thousands) and represented 0.24% of Net Assets.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2012 was $5,843 ($ Thousands) and represented 0.31% of Net Assets.

(H)	Securities considered restricted. The total value of such securities as of May 31, 2012 was $364 ($ Thousands) and represented 0.02% of Net Assets.

(I) Unsettled bank loan. Interest rate not available.

(J) Unfunded bank loan.

CDO — Collateralized Debt Obligation

CDX.NA.IG — Credit Derivatives Index — North American Investment Grade

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,503,438	$4,519	$1,507,957
Collateralized Debt Obligations	—	1,657	194,307	195,964
Loan Participations	—	104,380	7,780	112,160
Municipal Bonds	—	14,464	—	14,464
Preferred Stock	874	7,409	—	8,283
Convertible Bonds	—	5,491	4	5,495
Auction Rate Preferred Securities	—	—	4,606	4,606
Asset-Backed Securities	—	3,319	—	3,319
Warrants	—	—	2,137	2,137
Common Stock	1,025	120	450	1,595
Cash Equivalent	36,950	—	—	36,950

Total Investments in Securities	$38,849	$1,640,278	$213,803	$1,892,930

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$(407)	$—	$(407)

*	Swaps are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations	Investments in Loan Participations	Investments in Convertible Bonds	Investments in Asset-Backed Securities	Investments in Auction Rate Preferred Securities	Investments in Warrants	Investments in Common Stock
Beginning balance as June 1, 2011	$15,193	$122,852	$18,592	$4	$5,066	$10,075	$—	$860
Accrued discounts/premiums	(459)	2,104	37	—	(6)	—	—	—
Realized gain/(loss)	(6,866)	5,203	(151)	4	69	1,031	3,901	—
Change in unrealized appreciation/ (depreciation)	3,970	(4,693)	(379)	—	6	50	(1,764)	(165)
Purchases	5,245	126,690	3,519	—	—	—	—	—
Sales	(8,079)	(57,849)	(12,042)	(4)	(3,497)	(6,550)	—	—
Net transfer into Level 3	2,244	—	—	—	—	—	—	—
Net transfer out of Level 3	(6,729)	—	(1,796)	—	(1,638)	—	—	(245)

Ending balance as of May 31, 2012	$4,519	$194,307	$7,780	$4	$—	$4,606	$2,137	$450

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(478)	$(198)	$(546)	$—	$—	$420	$(1,764)	$(165)

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	131

SCHEDULE OF INVESTMENTS

Long Duration Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 56.8%

Consumer Discretionary — 6.8%
Comcast
6.950%, 08/15/37	$1,780	$2,298
6.550%, 07/01/39	300	373
6.500%, 01/15/17	100	119
6.450%, 03/15/37	15,430	18,974
6.400%, 05/15/38	9,516	11,701
5.900%, 03/15/16	100	115
5.700%, 07/01/19	100	119
Comcast Cable Communications Holdings
9.455%, 11/15/22	5,200	7,585
COX Communications
8.375%, 03/01/39 (A)	5,215	7,555
6.950%, 06/01/38 (A)	4,883	6,080
5.450%, 12/15/14	25	27
CVS Caremark
6.250%, 06/01/27	2,540	3,176
6.125%, 09/15/39	7,205	8,880
5.750%, 05/15/41	6,225	7,390
CVS Pass-Through Trust
8.353%, 07/10/31 (A)	9,263	12,232
DIRECTV Holdings LLC
6.375%, 03/01/41	1,865	2,136
6.350%, 03/15/40	1,035	1,184
6.000%, 08/15/40	8,310	9,108
5.150%, 03/15/42	6,945	6,916
Discovery Communications LLC
4.950%, 05/15/42	1,750	1,829
Grupo Televisa
6.625%, 01/15/40	1,430	1,711
Historic TW
6.625%, 05/15/29	2,645	3,212
Home Depot
5.950%, 04/01/41	6,191	7,958
5.875%, 12/16/36	5,902	7,441

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lowe’s
7.110%, 05/15/37	$1,402	$1,886
6.875%, 02/15/28	100	130
5.800%, 04/15/40	155	187
5.125%, 11/15/41	4,965	5,538
Macy’s Retail Holdings
7.450%, 07/15/17	40	49
McDonald’s MTN
6.300%, 03/01/38	6,145	8,568
4.875%, 07/15/40	1,410	1,693
3.700%, 02/15/42	740	725
NBC Universal
6.400%, 04/30/40	3,025	3,713
5.950%, 04/01/41	12,301	14,655
News America
8.150%, 10/17/36	2,605	3,271
7.850%, 03/01/39	6,275	7,923
7.625%, 11/30/28	4,666	5,564
7.430%, 10/01/26	1,450	1,764
6.900%, 08/15/39	5,750	6,900
6.750%, 01/09/38	2,260	2,598
6.650%, 11/15/37	8,480	9,772
6.400%, 12/15/35	1,500	1,706
6.150%, 02/15/41	6,300	7,221
Target
7.000%, 01/15/38	3,410	4,887
6.650%, 08/01/28	700	912
TCI Communications
7.875%, 02/15/26	3,190	4,250
Time Warner
7.700%, 05/01/32	5,718	7,574
7.625%, 04/15/31	12,920	16,828
6.950%, 01/15/28	290	361
6.250%, 03/29/41	8,908	10,556
6.100%, 07/15/40	1,835	2,105
5.375%, 10/15/41	7,245	7,840
Time Warner Cable
8.750%, 02/14/19	3,500	4,643
8.250%, 02/14/14	75	84
7.300%, 07/01/38	2,312	2,943
6.750%, 06/15/39	3,830	4,676
5.875%, 11/15/40	6,620	7,293
5.500%, 09/01/41	3,575	3,838
Time Warner Entertainment
8.375%, 03/15/23	100	134
8.375%, 07/15/33	7,520	10,380
Viacom
6.875%, 04/30/36	8,130	10,559
4.500%, 02/27/42	3,006	2,993
Wal-Mart Stores
7.550%, 02/15/30	1,300	1,942
6.200%, 04/15/38	2,650	3,523
5.625%, 04/01/40	12,715	16,171
5.625%, 04/15/41	14,040	17,876

132	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.250%, 09/01/35	$50	$59
5.000%, 10/25/40	12,945	15,161
Walt Disney
4.125%, 12/01/41	100	105
Yum! Brands
6.875%, 11/15/37	3,765	5,078

		374,753

Consumer Staples — 4.4%
Ahold Finance USA LLC
6.875%, 05/01/29	1,365	1,724
Altria Group
10.200%, 02/06/39	5,930	9,604
9.950%, 11/10/38	810	1,293
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39	10,640	17,427
8.000%, 11/15/39	2,490	4,025
6.375%, 01/15/40	3,835	5,351
Anheuser-Busch LLC
6.450%, 09/01/37	2,300	3,160
5.950%, 01/15/33	220	279
Bestfoods
7.250%, 12/15/26	270	396
6.625%, 04/15/28	285	394
Diageo Capital
5.875%, 09/30/36	1,268	1,631
Dr. Pepper Snapple Group
7.450%, 05/01/38	395	573
Energizer Holdings
4.700%, 05/19/21	3,825	4,072
4.700%, 05/24/22	3,275	3,413
General Mills
5.400%, 06/15/40	1,320	1,575
HJ Heinz Finance
7.125%, 08/01/39 (A)	7,270	9,934
Kellogg
3.125%, 05/17/22	2,965	2,984
Kimberly-Clark
5.300%, 03/01/41	555	704
Kraft Foods
7.000%, 08/11/37	1,965	2,535
6.875%, 02/01/38	14,505	19,081
6.875%, 01/26/39	865	1,138
6.500%, 02/09/40	12,575	16,019
5.000%, 06/04/42 (A)	17,095	17,755
Kroger
6.400%, 08/15/17	40	48
5.000%, 04/15/42	4,465	4,522
Lorillard Tobacco
7.000%, 08/04/41	1,855	2,085
Massachusetts Institute of Technology
5.600%, 07/01/11	5,810	8,030
Molson Coors Brewing
5.000%, 05/01/42	4,186	4,459

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pepsi Bottling Group
7.000%, 03/01/29	$555	$769
PepsiCo
5.500%, 01/15/40	2,585	3,196
4.875%, 11/01/40	1,855	2,116
4.000%, 03/05/42	12,235	12,241
3.000%, 08/25/21	16	16
Pernod-Ricard
5.500%, 01/15/42 (A)	2,250	2,311
Philip Morris International
6.375%, 05/16/38	3,550	4,835
4.500%, 03/20/42	9,000	9,817
President and Fellows of Harvard College
6.500%, 01/15/39 (A)	100	153
5.625%, 10/01/38	5,015	6,827
Procter & Gamble
8.000%, 09/01/24	3,210	4,777
Ralcorp Holdings
6.625%, 08/15/39	5,515	5,771
SABMiller
5.700%, 01/15/14 (A)	15	16
SABMiller Holdings
4.950%, 01/15/42 (A)	16,039	17,640
3.750%, 01/15/22 (A)	1,645	1,743
Safeway
7.250%, 02/01/31	550	615
4.750%, 12/01/21	1,680	1,670
Tufts University
5.017%, 04/15/12	10,700	12,153
Unilever Capital
5.900%, 11/15/32	1,465	2,024
University of Southern California
5.250%, 10/01/11	5,950	7,661

		240,562

Energy — 7.7%
Anadarko Finance
7.500%, 05/01/31	2,302	2,874
Anadarko Petroleum
6.450%, 09/15/36	2,440	2,851
Apache
6.900%, 09/15/18	10	13
5.250%, 02/01/42	310	361
5.100%, 09/01/40	3,090	3,515
4.750%, 04/15/43	10,570	11,587
BG Energy Capital
5.125%, 10/15/41 (A)	7,440	8,435
BP Capital Markets
3.561%, 11/01/21	2,695	2,823
Burlington Resources Finance
7.200%, 08/15/31	195	277
Cameron International
5.950%, 06/01/41	1,500	1,812

SEI Institutional Investments Trust / Annual Report / May 31, 2012	133

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canadian Natural Resources
6.750%, 02/01/39	$2,660	$3,475
6.500%, 02/15/37	390	493
6.250%, 03/15/38	3,700	4,573
5.850%, 02/01/35	150	176
Cenovus Energy
6.750%, 11/15/39	10,165	12,991
CenterPoint Energy Resources
6.250%, 02/01/37	1,525	1,907
5.850%, 01/15/41	245	302
4.500%, 01/15/21	40	44
CNOOC Finance 2012
3.875%, 05/02/22 (A)	5,050	5,131
Conoco Funding
7.250%, 10/15/31	1,355	1,959
6.950%, 04/15/29	2,650	3,704
ConocoPhillips
6.500%, 02/01/39	21,245	29,176
5.900%, 10/15/32	375	476
5.900%, 05/15/38	6,895	8,962
Devon Energy
7.950%, 04/15/32	1,385	1,969
6.300%, 01/15/19	50	62
5.600%, 07/15/41	7,310	8,444
4.750%, 05/15/42	1,510	1,580
Devon Energy Financing
7.875%, 09/30/31	145	207
Diamond Offshore Drilling
5.700%, 10/15/39	11,378	13,682
Encana
6.625%, 08/15/37	705	805
6.500%, 02/01/38	4,625	5,176
5.150%, 11/15/41	1,615	1,540
Eni
5.700%, 10/01/40 (A)	5,550	5,776
Eni USA
7.300%, 11/15/27	2,330	3,045
Enterprise Products Operating LLC
6.650%, 10/15/34	3,570	4,431
6.125%, 10/15/39	275	320
5.700%, 02/15/42	14,007	15,591
4.850%, 08/15/42	2,150	2,144
Halliburton
7.600%, 08/15/96 (A)	1,275	1,921
4.500%, 11/15/41	495	523
Hess
7.875%, 10/01/29	5,113	6,755
7.300%, 08/15/31	2,555	3,250
6.000%, 01/15/40	2,409	2,721
5.600%, 02/15/41	4,865	5,231
Kinder Morgan Energy Partners
6.950%, 01/15/38	1,700	2,019
6.375%, 03/01/41	11,675	13,313
3.950%, 09/01/22	6,205	6,266

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Marathon Oil
6.600%, 10/01/37	$6,185	$7,815
Marathon Petroleum
6.500%, 03/01/41	14,193	15,740
Motiva Enterprises LLC
6.850%, 01/15/40 (A)	8,250	10,540
Noble Energy
4.150%, 12/15/21	2,210	2,321
Noble Holding International
6.200%, 08/01/40	2,810	3,299
6.050%, 03/01/41	145	164
3.950%, 03/15/22	11	11
ONEOK Partners
6.850%, 10/15/37	135	164
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,600	1,996
Petrobras International Finance
6.875%, 01/20/40	5,490	6,410
6.750%, 01/27/41	7,875	9,076
5.875%, 03/01/18	600	663
Petro-Canada
7.875%, 06/15/26	55	75
6.800%, 05/15/38	4,150	5,217
5.950%, 05/15/35	760	882
Petroleos Mexicanos
6.500%, 06/02/41	1,750	1,964
6.500%, 06/02/41 (A)	765	859
Phillips 66
5.875%, 05/01/42 (A)	3,465	3,698
4.300%, 04/01/22 (A)	3,000	3,124
Reliance Holdings USA
5.400%, 02/14/22 (A)	3,300	3,285
Schlumberger Investment
3.300%, 09/14/21 (A)	2,225	2,338
Shell International Finance
6.375%, 12/15/38	7,118	9,878
5.500%, 03/25/40	6,550	8,415
3.100%, 06/28/15	100	107
Sinopec Group Overseas Development 2012
3.900%, 05/17/22 (A)	2,725	2,774
Southern Natural Gas
7.350%, 02/15/31	870	1,072
Spectra Energy Capital LLC
7.500%, 09/15/38	3,173	4,268
6.750%, 02/15/32	3,000	3,675
Statoil
6.800%, 01/15/28	620	848
6.500%, 12/01/28 (A)	1,630	2,198
5.250%, 04/15/19	50	60
3.150%, 01/23/22	1,005	1,049
Suncor Energy
6.850%, 06/01/39	2,400	3,051
6.500%, 06/15/38	6,125	7,498

134	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Talisman Energy
5.500%, 05/15/42	$2,530	$2,595
Tennessee Gas Pipeline
8.375%, 06/15/32	8,555	11,496
7.000%, 10/15/28	6,130	7,713
Texaco Capital
8.625%, 11/15/31	5,005	8,210
Texas Eastern Transmission
7.000%, 07/15/32	1,523	2,031
Total Capital
2.300%, 03/15/16	75	78
Total Capital International
2.875%, 02/17/22	1,930	1,954
TransCanada Pipelines
7.625%, 01/15/39	2,800	4,139
7.250%, 08/15/38	3,100	4,449
6.100%, 06/01/40	3,985	5,211
Transcontinental Gas Pipeline LLC
7.250%, 12/01/26	2,490	3,516
5.400%, 08/15/41	2,335	2,731
Valero Energy
10.500%, 03/15/39	5,173	7,820
6.625%, 06/15/37	3,720	4,135
6.125%, 02/01/20	3,007	3,507
Weatherford International
5.950%, 04/15/42	5,385	5,681
Williams
8.750%, 03/15/32	472	658
7.875%, 09/01/21	1,603	2,082
7.750%, 06/15/31	1,818	2,303
7.500%, 01/15/31	60	76
Williams Partners
4.000%, 11/15/21	375	389
XTO Energy
6.375%, 06/15/38	195	294
6.100%, 04/01/36	1,742	2,471

		422,761

Financials — 16.7%
ABB Treasury Center USA
4.000%, 06/15/21 (A)	5,900	6,393
ACE INA Holdings
6.700%, 05/15/36	4,677	6,479
Aflac
6.900%, 12/17/39	8,565	10,542
6.450%, 08/15/40	2,510	2,931
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (A)	10	12
Alexandria Real Estate Equities‡
4.600%, 04/01/22	2,150	2,212
Allstate
5.550%, 05/09/35	75	87
5.200%, 01/15/42	9,421	10,466

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alta Wind Holdings
7.000%, 06/30/35 (A)	$4,723	$5,263
American Express
8.150%, 03/19/38	8,255	13,058
7.250%, 05/20/14	125	139
5.875%, 05/02/13	75	78
American Express Credit MTN
2.800%, 09/19/16	33	34
American International Group
5.850%, 01/16/18	800	877
4.875%, 06/01/22	4,640	4,675
ASIF Global Financing XIX
4.900%, 01/17/13 (A)	100	101
Assurant
6.750%, 02/15/34	4,835	5,464
Bank of America MTN
8.070%, 12/31/26 (A)	5,095	5,120
7.800%, 09/15/16	65	71
6.500%, 08/01/16	50	54
6.000%, 09/01/17	355	377
6.000%, 10/15/36	14,670	14,380
5.875%, 02/07/42	12,326	12,584
5.750%, 12/01/17	6,300	6,555
5.650%, 05/01/18	6,860	7,146
5.625%, 07/01/20	150	155
5.000%, 05/13/21	5,450	5,469
4.900%, 05/01/13	40	41
3.625%, 03/17/16	260	257
1.886%, 01/30/14 (B)	1,700	1,673
Bank of New York Mellon
4.600%, 01/15/20	50	57
4.150%, 02/01/21	50	55
3.550%, 09/23/21	59	63
Barclays Bank
5.200%, 07/10/14	150	158
5.125%, 01/08/20	130	139
2.750%, 02/23/15	100	100
Bear Stearns
7.250%, 02/01/18	400	472
6.400%, 10/02/17	9,175	10,471
Berkshire Hathaway
3.750%, 08/15/21	98	104
3.400%, 01/31/22	116	120
Berkshire Hathaway Finance
4.400%, 05/15/42	7,000	7,038
2.450%, 12/15/15	13	14
BlackRock
3.375%, 06/01/22	4,965	5,026
Blackstone Holdings Finance LLC
6.625%, 08/15/19 (A)	7,974	8,768
Boston Properties‡
3.850%, 02/01/23	3,700	3,692
BRE Properties‡
5.500%, 03/15/17	750	831

SEI Institutional Investments Trust / Annual Report / May 31, 2012	135

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Camden Property Trust‡
4.625%, 06/15/21	$3,425	$3,707
Capital One Capital V
10.250%, 08/15/39	275	285
Capital One Capital VI
8.875%, 05/15/40	4,550	4,640
Capital One Financial
6.750%, 09/15/17	200	239
CDP Financial
5.600%, 11/25/39 (A)	12,105	15,442
Chase Capital II
0.966%, 02/01/27 (B)	4,984	3,590
Chase Capital VI
1.091%, 08/01/28 (B)	2,695	2,048
Chubb
6.500%, 05/15/38	7,275	10,045
Citigroup
8.500%, 05/22/19	75	92
8.125%, 07/15/39	8,860	11,751
6.875%, 03/05/38	20,862	24,473
6.875%, 02/15/98	1,765	1,864
6.625%, 06/15/32	600	643
6.375%, 08/12/14	50	54
6.125%, 11/21/17	100	108
6.125%, 08/25/36	7,480	7,384
6.010%, 01/15/15	50	54
6.000%, 12/13/13	125	131
6.000%, 08/15/17	50	54
5.875%, 05/29/37	5,261	5,664
5.875%, 01/30/42	2,000	2,128
5.850%, 12/11/34	700	734
5.500%, 02/15/17	9,005	9,278
4.587%, 12/15/15	39	41
2.650%, 03/02/15	150	149
Citigroup Capital XXI
8.300%, 12/21/57 (B)	1,100	1,112
CNA Financial
5.875%, 08/15/20	25	27
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	4,250	4,712
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/10 (A)	12,855	13,247
4.500%, 01/11/21	75	79
Credit Suisse NY MTN
5.400%, 01/14/20	270	274
Deutsche Bank MTN
4.875%, 05/20/13	50	52
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	3,195	2,572
Deutsche Bank Financial LLC MTN
5.375%, 03/02/15	25	26
Devon OEI Operating LLC
7.500%, 09/15/27	1,550	2,056

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Bank
8.700%, 11/18/19	$6,275	$8,006
7.000%, 04/15/20	250	292
ERP Operating‡
4.625%, 12/15/21	55	60
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,515	20,356
First Union
7.575%, 08/01/26 (C)	5,735	7,404
FleetBoston Financial
6.875%, 01/15/28	3,250	3,363
FMR
6.500%, 12/14/40 (A)	1,000	1,169
General Electric Capital MTN
6.875%, 01/10/39	30,240	38,704
6.750%, 03/15/32	9,050	11,132
6.150%, 08/07/37	800	938
6.000%, 08/07/19	150	176
5.875%, 01/14/38	26,445	30,069
5.625%, 09/15/17	125	143
5.625%, 05/01/18	200	227
4.750%, 09/15/14	225	242
4.625%, 01/07/21	650	710
General Electric Capital Services
7.500%, 08/21/35	385	509
Goldman Sachs Group
7.500%, 02/15/19	376	427
6.750%, 10/01/37	21,020	20,674
6.250%, 09/01/17	600	639
6.250%, 02/01/41	21,478	21,628
6.150%, 04/01/18	1,100	1,148
6.125%, 02/15/33	5,210	5,220
5.950%, 01/15/27	2,940	2,867
5.750%, 01/24/22	6,830	7,007
5.375%, 03/15/20	175	178
5.250%, 07/27/21	123	122
3.700%, 08/01/15	55	55
3.625%, 02/07/16	45	44
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	8,450	11,059
Hartford Financial Services Group
6.625%, 03/30/40	2,110	2,194
6.625%, 04/15/42	4,020	4,179
6.100%, 10/01/41	8,090	7,877
HBOS MTN
6.750%, 05/21/18 (A)	5,900	5,406
HCP‡
6.750%, 02/01/41	6,175	7,759
6.700%, 01/30/18	2,295	2,679
6.300%, 09/15/16	2,195	2,484
3.750%, 02/01/19	17	17
Health Care REIT
6.500%, 03/15/41	11,510	12,687
4.950%, 01/15/21	2,025	2,144

136	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Healthcare Realty Trust‡
5.750%, 01/15/21	$1,275	$1,361
HSBC Bank
4.750%, 01/19/21 (A)	150	163
HSBC Bank USA
7.000%, 01/15/39	3,075	3,564
5.875%, 11/01/34	500	520
HSBC Finance
5.000%, 06/30/15	100	107
4.750%, 07/15/13	100	103
HSBC Holdings
6.800%, 06/01/38	335	380
6.500%, 09/15/37	11,880	13,286
5.100%, 04/05/21	4,581	5,068
4.000%, 03/30/22	2,300	2,341
ING Bank
1.868%, 06/09/14 (A) (B)	1,800	1,775
International Lease Finance
7.125%, 09/01/18 (A)	1,500	1,650
6.750%, 09/01/16 (A)	3,700	3,968
Jefferies Group
8.500%, 07/15/19	2,710	2,873
6.875%, 04/15/21	1,768	1,706
JPMorgan Chase
6.400%, 05/15/38	10,380	12,197
6.300%, 04/23/19	3,775	4,386
6.000%, 10/01/17	2,890	3,213
5.600%, 07/15/41	10,965	11,937
5.400%, 01/06/42	8,800	9,531
4.625%, 05/10/21	2,160	2,289
4.500%, 01/24/22	2,580	2,752
0.804%, 06/13/16 (B)	2,000	1,836
JPMorgan Chase Capital XIII
1.420%, 09/30/34 (B)	3,650	2,754
JPMorgan Chase Capital XXV
6.800%, 10/01/37	220	222
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	315	315
KKR Group Finance
6.375%, 09/29/20 (A)	4,670	5,026
Liberty Mutual Group
6.500%, 05/01/42 (A)	9,835	10,008
Lincoln National
7.000%, 06/15/40	1,440	1,719
6.300%, 10/09/37	220	243
6.150%, 04/07/36	95	102
Lloyds TSB Bank
6.375%, 01/21/21	4,000	4,314
Macquarie Bank MTN
6.625%, 04/07/21 (A)	9,140	9,184
5.000%, 02/22/17 (A)	65	66
Macquarie Group
7.300%, 08/01/14 (A)	50	53
6.250%, 01/14/21 (A)	40	41
6.000%, 01/14/20 (A)	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	$6,875	$10,096
5.375%, 12/01/41 (A)	5,795	6,449
Merrill Lynch
8.950%, 05/18/17 (B)	1,340	1,484
8.680%, 05/02/17 (B)	1,305	1,442
7.750%, 05/14/38	3,970	4,513
6.110%, 01/29/37	5,925	5,680
MetLife
10.750%, 08/01/39	405	555
7.800%, 11/01/25 (A)	5,100	6,762
6.400%, 12/15/36	5,520	5,245
6.375%, 06/15/34	615	768
5.875%, 02/06/41	6,425	7,903
Metropolitan Life Global Funding I
3.125%, 01/11/16 (A)	100	105
2.000%, 01/09/15 (A)	250	254
Morgan Stanley MTN
7.300%, 05/13/19	1,683	1,745
7.250%, 04/01/32	150	155
6.625%, 04/01/18	7,065	7,171
6.250%, 08/28/17	200	201
6.000%, 04/28/15	100	102
5.950%, 12/28/17	100	100
5.750%, 01/25/21	150	141
5.625%, 09/23/19	15,775	15,051
5.500%, 01/26/20	5,798	5,449
National Australia Bank MTN
4.375%, 12/10/20 (A)	5,690	6,194
3.750%, 03/02/15 (A)	100	105
3.000%, 07/27/16 (A)	150	155
National Bank of Canada
1.650%, 01/30/14 (A)	250	254
National City
4.900%, 01/15/15	50	55
National Rural Utilities Cooperative Finance MTN
8.000%, 03/01/32	620	916
Nationwide Mutual Insurance
9.375%, 08/15/39 (A)	550	723
7.875%, 04/01/33 (A)	3,659	4,152
6.600%, 04/15/34 (A)	1,767	1,753
New York Life Global Funding MTN
5.375%, 09/15/13 (A)	50	53
2.450%, 07/14/16 (A)	50	52
New York Life Insurance
6.750%, 11/15/39 (A)	15,145	20,113
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	10,880	13,629
PACCAR Financial MTN
1.600%, 03/15/17	33	33
Pacific Life Insurance
9.250%, 06/15/39 (A)	25	32

SEI Institutional Investments Trust / Annual Report / May 31, 2012	137

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PNC Funding
6.700%, 06/10/19	$100	$125
5.125%, 02/08/20	1,510	1,742
Prudential Financial MTN
6.625%, 06/21/40	1,000	1,170
6.200%, 11/15/40	1,315	1,459
5.700%, 12/14/36	5,385	5,681
Prudential Holdings LLC
8.695%, 12/18/23 (A)	9,287	11,472
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,830	7,774
Raymond James Financial
5.625%, 04/01/24	1,950	2,061
Royal Bank of Scotland Group
7.648%, 08/31/49 (B)	1,900	1,449
Security Benefit Life
7.450%, 10/01/33 (A)	6,575	5,852
Siemens Financieringsmaatschappij
6.125%, 08/17/26 (A)	600	759
Simon Property Group‡
10.350%, 04/01/19	1,995	2,806
6.750%, 02/01/40	8,135	10,103
4.750%, 03/15/42	7,275	7,429
4.375%, 03/01/21	100	109
SL Green Realty‡
5.000%, 08/15/18	4,000	4,090
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	11,800	15,480
Toyota Motor Credit MTN
3.400%, 09/15/21	4,480	4,762
Travelers
5.350%, 11/01/40	6,090	7,341
UBS MTN
5.750%, 04/25/18	200	219
US Bancorp MTN
4.125%, 05/24/21	22	25
Ventas Realty‡
4.750%, 06/01/21	4,000	4,181
Wachovia MTN
5.750%, 06/15/17	150	174
5.750%, 02/01/18	350	405
Wachovia Bank
6.600%, 01/15/38	12,440	15,576
5.850%, 02/01/37	5,230	5,963
5.000%, 08/15/15	250	271
WEA Finance LLC
7.125%, 04/15/18 (A)	25	30
6.750%, 09/02/19 (A)	4,815	5,730
Wells Fargo MTN
4.600%, 04/01/21	100	110
3.676%, 06/15/16 (C)	100	106
Wells Fargo Bank
5.950%, 08/26/36	900	1,031

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westpac Banking
4.875%, 11/19/19	$3,840	$4,202
Weyerhaeuser‡
7.375%, 03/15/32	500	565
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	3,650	3,541
ZFS Finance USA Trust IV
2.281%, 05/09/32 (A) (B)	4,250	4,244

		919,330

Health Care — 3.8%
Abbott Laboratories
6.150%, 11/30/37	515	684
5.300%, 05/27/40	6,195	7,464
Aetna
6.750%, 12/15/37	2,970	3,871
4.500%, 05/15/42	3,990	3,979
Amgen
6.400%, 02/01/39	3,400	4,064
5.650%, 06/15/42	5,425	6,000
5.375%, 05/15/43	9,160	9,834
5.150%, 11/15/41	14,450	14,902
4.950%, 10/01/41	825	829
3.875%, 11/15/21	1,225	1,283
Aristotle Holding
6.125%, 11/15/41 (A)	11,590	14,004
3.900%, 02/15/22 (A)	1,640	1,702
AstraZeneca
6.450%, 09/15/37	6,297	8,591
Becton Dickinson
3.125%, 11/08/21	1,010	1,055
Boston Scientific
7.375%, 01/15/40	2,610	3,519
6.000%, 01/15/20	1,275	1,513
Celgene
5.700%, 10/15/40	7,047	7,956
Cigna
5.875%, 03/15/41	455	522
Eli Lilly
7.125%, 06/01/25	410	576
GlaxoSmithKline Capital
6.375%, 05/15/38	6,355	8,692
2.850%, 05/08/22	4,940	4,996
Highmark
6.125%, 05/15/41 (A)	3,405	3,729
4.750%, 05/15/21 (A)	1,330	1,381
Johnson & Johnson
5.950%, 08/15/37	1,235	1,724
5.850%, 07/15/38	3,105	4,303
Kaiser Foundation Hospitals
4.875%, 04/01/42	6,875	7,515
Mead Johnson Nutrition
5.900%, 11/01/39	2,220	2,802

138	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/42	$2,845	$3,318
Merck MTN
6.550%, 09/15/37	1,265	1,840
6.500%, 12/01/33	605	865
6.400%, 03/01/28	275	380
5.950%, 12/01/28	390	515
5.850%, 06/30/39	8,070	10,890
5.760%, 05/03/37	3,336	4,404
Pfizer
7.200%, 03/15/39	10,225	15,556
Roche Holdings
7.000%, 03/01/39 (A)	13,510	19,932
UnitedHealth Group
6.625%, 11/15/37	4,355	5,791
6.500%, 06/15/37	800	1,054
5.800%, 03/15/36	215	259
WellPoint
5.950%, 12/15/34	710	836
5.875%, 06/15/17	50	59
4.625%, 05/15/42	2,400	2,419
2.375%, 02/15/17	20	20
Wyeth
6.000%, 02/15/36	2,985	3,956
5.950%, 04/01/37	5,361	7,050

		206,634

Industrials — 4.0%
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/21	15	15
American Airlines Pass-Through Trust, Ser 2011-2, Cl A
8.625%, 10/15/21	14	14
BAA Funding
4.875%, 07/15/21 (A)	5,570	5,926
BAE Systems
5.800%, 10/11/41 (A)	8,555	9,824
BAE Systems Holdings
5.200%, 08/15/15 (A)	15	16
Boeing
6.875%, 03/15/39	821	1,222
6.625%, 02/15/38	1,110	1,592
5.875%, 02/15/40	5,085	6,706
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	2,228	2,976
6.200%, 08/15/36	5,600	7,075
6.150%, 05/01/37	1,660	2,092
5.750%, 05/01/40	510	611
5.650%, 05/01/17	2,830	3,320
4.400%, 03/15/42	8,745	8,763
3.450%, 09/15/21	10	10
Caterpillar
5.200%, 05/27/41	8,555	10,345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines
5.983%, 04/19/22	$10,405	$11,289
Continental Airlines 2012-1 Cl A Pass-Through Trusts
4.150%, 04/11/24	3,940	3,891
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/16	5,773	6,610
CSX
6.150%, 05/01/37	730	882
4.750%, 05/30/42	9,845	10,055
DaimlerChrysler
8.500%, 01/18/31	300	458
Deere
7.125%, 03/03/31	456	653
Delta Air Lines Pass-Through Trust, Ser 2009-1, Cl A
7.750%, 12/17/19	1,286	1,469
Delta Air Lines Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/19	8	9
Dover
5.375%, 03/01/41	2,045	2,544
Ford Motor
7.400%, 11/01/46	9,815	11,778
Honeywell International
5.700%, 03/15/37	300	376
5.375%, 03/01/41	295	363
Lockheed Martin
5.720%, 06/01/40	2,432	2,916
5.500%, 11/15/39	7,145	8,293
Norfolk Southern
6.000%, 03/15/05	5,503	6,838
6.000%, 05/23/11	10,946	13,337
5.900%, 06/15/19	4,395	5,387
5.590%, 05/17/25	545	665
Pitney Bowes
6.250%, 03/15/19	15	15
5.000%, 03/15/15	50	52
Raytheon
4.700%, 12/15/41	300	323
Republic Services
6.200%, 03/01/40	90	108
5.700%, 05/15/41	6,325	7,224
3.550%, 06/01/22	2,890	2,929
Union Pacific
6.625%, 02/01/29	2,151	2,906
5.780%, 07/15/40	5,314	6,643
4.163%, 07/15/22	108	121
United Technologies
6.125%, 07/15/38	250	324
5.700%, 04/15/40	13,905	17,239
4.500%, 06/01/42	15,555	16,660
3.100%, 06/01/22	3,075	3,193

SEI Institutional Investments Trust / Annual Report / May 31, 2012	139

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Airways 2012-1 Cl A Pass-Through Trust
5.900%, 10/01/24	$2,500	$2,541
US Airways Pass-Through Trust, Ser 2011-1, Cl A
7.125%, 10/22/23	1,968	2,086
Waste Management
7.750%, 05/15/32	200	283
7.375%, 03/11/19	25	32
7.100%, 08/01/26	130	172
7.000%, 07/15/28	420	568
6.125%, 11/30/39	3,590	4,461
4.600%, 03/01/21	4,307	4,812

		221,012

Information Technology — 1.6%
Applied Materials
5.850%, 06/15/41	5,484	6,589
Cisco Systems
5.900%, 02/15/39	2,450	3,102
5.500%, 01/15/40	4,470	5,501
Fiserv
4.750%, 06/15/21	2,090	2,277
4.625%, 10/01/20	720	774
Hewlett-Packard
6.000%, 09/15/41	395	430
4.650%, 12/09/21	2,465	2,555
HP Enterprise Services LLC
6.000%, 08/01/13	85	90
Intel
4.800%, 10/01/41	11,015	12,309
International Business Machines
6.220%, 08/01/27	3,370	4,445
5.875%, 11/29/32	790	1,049
5.600%, 11/30/39	7,095	9,354
Intuit
5.750%, 03/15/17	25	29
Juniper Networks
5.950%, 03/15/41	7,430	8,798
Microsoft
5.300%, 02/08/41	2,390	3,054
5.200%, 06/01/39	495	621
4.500%, 10/01/40	525	602
Oracle
6.500%, 04/15/38	8,400	11,434
6.125%, 07/08/39	6,290	8,217
5.375%, 07/15/40	5,460	6,649

		87,879

Materials — 1.3%
Alcoa
5.950%, 02/01/37	2,700	2,660

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ArcelorMittal
7.000%, 10/15/39	$8,055	$7,754
6.750%, 03/01/41	2,025	1,890
6.250%, 02/25/22	400	397
Barrick North America Finance LLC
5.700%, 05/30/41	235	264
BHP Billiton Finance USA
3.250%, 11/21/21	555	580
2.875%, 02/24/22	6,970	7,050
Dow Chemical
7.375%, 11/01/29	2,791	3,697
5.250%, 11/15/41	350	376
Newcrest Finance
5.750%, 11/15/41 (A)	5,000	5,250
Newmont Mining
5.875%, 04/01/35	100	108
4.875%, 03/15/42	13,674	13,109
PPG Industries
6.650%, 03/15/18	130	161
Rio Tinto Finance USA
9.000%, 05/01/19	150	206
7.125%, 07/15/28	135	186
3.750%, 09/20/21	682	729
3.500%, 11/02/20	50	53
3.500%, 03/22/22	5,200	5,460
Rohm & Haas
7.850%, 07/15/29	1,175	1,537
Southern Copper
7.500%, 07/27/35	4,574	5,166
6.750%, 04/16/40	90	94
Teck Resources
6.250%, 07/15/41	2,410	2,679
6.000%, 08/15/40	180	196
5.200%, 03/01/42	2,835	2,732
Union Carbide
7.750%, 10/01/96	25	29
Vale Overseas
6.875%, 11/21/36	4,020	4,600
6.875%, 11/10/39	1,200	1,382
Xstrata Canada Financial
6.000%, 11/15/41 (A)	5,800	5,907

		74,252

Telecommunication Services — 3.7%
Alltel
7.875%, 07/01/32	1,765	2,694
6.800%, 05/01/29	750	1,011
America Movil
6.375%, 03/01/35	130	157
6.125%, 03/30/40	10	12
AT&T
8.000%, 11/15/31	1,723	2,558
6.550%, 02/15/39	6,175	7,883
6.500%, 09/01/37	5,245	6,607

140	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.400%, 05/15/38	$2,670	$3,324
6.300%, 01/15/38	12,850	15,899
5.600%, 05/15/18	100	119
5.550%, 08/15/41	14,290	16,748
5.350%, 09/01/40	15,232	17,165
5.100%, 09/15/14	50	55
4.950%, 01/15/13	100	103
3.000%, 02/15/22	50	51
AT&T Mobility LLC
7.125%, 12/15/31	275	370
BellSouth
5.200%, 09/15/14	50	54
BellSouth Capital Funding
7.120%, 07/15/97	6,890	8,522
BellSouth Telecommunications
7.000%, 12/01/95	6,159	7,490
0.000%, 12/15/15 (C)	1,265	1,201
British Telecommunications
9.625%, 12/15/30 (C)	4,485	6,779
Centel Capital
9.000%, 10/15/19	25	29
CenturyLink
7.650%, 03/15/42	5,745	5,475
7.600%, 09/15/39	3,340	3,179
Corning
5.750%, 08/15/40	900	1,063
Deutsche Telekom International Finance BV
9.250%, 06/01/32	1,125	1,675
8.750%, 06/15/30	4,010	5,536
4.875%, 03/06/42 (A)	8,250	7,897
Embarq
7.995%, 06/01/36	575	589
France Telecom
5.375%, 01/13/42	4,700	4,884
GTE
8.750%, 11/01/21	100	143
6.940%, 04/15/28	2,040	2,595
Koninklijke KPN
8.375%, 10/01/30	270	362
Motorola Solutions
7.500%, 05/15/25	1,170	1,458
New Cingular Wireless Services
8.750%, 03/01/31	955	1,470
Telecom Italia Capital
7.721%, 06/04/38	8,325	7,326
7.200%, 07/18/36	3,645	3,116
6.375%, 11/15/33	60	48
6.175%, 06/18/14	50	50
6.000%, 09/30/34	5,375	4,139
Telefonica Emisiones
6.421%, 06/20/16	75	74
Telefonica Emisiones SAU
7.045%, 06/20/36	4,340	3,851
6.221%, 07/03/17	65	63

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.462%, 02/16/21	$152	$136
5.134%, 04/27/20	165	146
Verizon Communications
8.950%, 03/01/39	550	890
8.750%, 11/01/18	165	226
7.350%, 04/01/39	5,760	8,212
6.900%, 04/15/38	100	136
6.400%, 02/15/38	9,358	12,063
6.250%, 04/01/37	1,465	1,857
6.000%, 04/01/41	4,620	5,841
5.500%, 02/15/18	100	118
4.750%, 11/01/41	15,705	17,136
4.600%, 04/01/21	2,760	3,162
Verizon Global Funding
7.750%, 12/01/30	1,000	1,410
Vodafone Group
6.250%, 11/30/32	220	277
6.150%, 02/27/37	300	380

		205,814

Utilities — 6.8%
AGL Capital
6.375%, 07/15/16	100	116
5.875%, 03/15/41	3,718	4,653
3.500%, 09/15/21	68	71
Alabama Power
6.125%, 05/15/38	24	32
American Transmission Systems
5.250%, 01/15/22 (A)	1,135	1,300
American Water Capital
6.085%, 10/15/17	25	29
Appalachian Power
7.000%, 04/01/38	600	820
6.700%, 08/15/37	50	65
5.800%, 10/01/35	125	147
4.600%, 03/30/21	605	678
Arizona Public Service
8.750%, 03/01/19	2,705	3,612
4.500%, 04/01/42	12	13
Baltimore Gas & Electric
6.350%, 10/01/36	125	170
5.200%, 06/15/33	4,225	4,813
Black Hills Power
6.125%, 11/01/39	1,800	2,464
Boston Gas
4.487%, 02/15/42 (A)	3,472	3,753
Bruce Mansfield Unit
6.850%, 06/01/34	2,764	3,031
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	436	451
CenterPoint Energy
6.500%, 05/01/18	130	156
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	25	27

SEI Institutional Investments Trust / Annual Report / May 31, 2012	141

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Connecticut Light & Power
5.650%, 05/01/18	$35	$42
Consolidated Edison of New York
6.750%, 04/01/38	3,470	4,985
6.300%, 08/15/37	1,440	1,958
Coso Geothermal Power Holdings
7.000%, 07/15/26 (A)	2,701	1,625
Detroit Edison
3.900%, 06/01/21	30	34
Dominion Resources
5.250%, 08/01/33	8,305	9,887
4.900%, 08/01/41	13,598	15,271
Duke Energy
3.550%, 09/15/21	17	18
2.150%, 11/15/16	25	26
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	6,662
6.000%, 12/01/28	75	94
5.300%, 02/15/40	10,585	13,045
3.900%, 06/15/21	50	56
Duke Energy Indiana
6.350%, 08/15/38	2,150	2,980
Duquesne Light Holdings
6.250%, 08/15/35	3,750	3,672
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/41 (A)	3,007	3,630
Enel Finance International
6.000%, 10/07/39 (A)	4,605	3,718
Entergy Louisiana LLC
4.800%, 05/01/21	1,000	1,133
Entergy Texas
7.125%, 02/01/19	2,215	2,728
Exelon Generation LLC
6.250%, 10/01/39	4,480	5,334
5.750%, 10/01/41	14,111	16,413
5.200%, 10/01/19	100	112
FirstEnergy, Ser C
7.375%, 11/15/31	7,355	9,364
Florida Power
6.400%, 06/15/38	525	721
6.350%, 09/15/37	2,940	3,965
Florida Power & Light
5.960%, 04/01/39	4,665	6,286
5.400%, 09/01/35	3,200	3,947
4.050%, 06/01/42	6,000	6,248
Georgia Power
5.950%, 02/01/39	3,850	5,023
5.400%, 06/01/40	8,980	10,969
4.300%, 03/15/42	7,065	7,285
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	3,700	3,436
Iberdrola International BV
6.750%, 07/15/36	245	240

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indiana Michigan Power
6.050%, 03/15/37	$500	$614
Indianapolis Power & Light
6.050%, 10/01/36 (A)	2,001	2,509
4.875%, 11/01/41 (A)	3,290	3,695
John Sevier Combined Cycle Generation LLC
4.626%, 01/15/42	94	106
Kansas City Power & Light
7.150%, 04/01/19	2,680	3,442
5.300%, 10/01/41	775	866
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	6,418
Kentucky Utilities
5.125%, 11/01/40	3,035	3,660
KeySpan Gas East
5.819%, 04/01/41 (A)	9,585	12,227
MidAmerican Energy MTN
6.750%, 12/30/31	625	836
5.800%, 10/15/36	1,270	1,585
MidAmerican Energy Holdings
6.500%, 09/15/37	9,765	13,025
6.125%, 04/01/36	1,555	1,971
5.950%, 05/15/37	555	698
Midamerican Funding LLC
6.927%, 03/01/29	170	224
Nevada Power
6.750%, 07/01/37	350	483
6.650%, 04/01/36	110	150
5.450%, 05/15/41	36	44
5.375%, 09/15/40	310	369
NextEra Energy Capital Holdings
6.000%, 03/01/19	4,000	4,708
4.500%, 06/01/21	4,350	4,743
Nisource Finance
6.250%, 12/15/40	5,320	6,219
5.950%, 06/15/41	4,270	4,943
5.800%, 02/01/42	2,000	2,272
Northern States Power
5.350%, 11/01/39	20	25
Oncor Electric Delivery
6.800%, 09/01/18	35	42
Oncor Electric Delivery LLC
7.250%, 01/15/33	245	307
7.000%, 09/01/22	175	215
7.000%, 05/01/32	428	522
5.300%, 06/01/42 (A)	12,015	12,331
5.250%, 09/30/40	5,165	5,330
4.550%, 12/01/41 (A)	2,425	2,269
4.100%, 06/01/22 (A)	3,570	3,626
Pacific Gas & Electric
6.350%, 02/15/38	1,000	1,347
6.250%, 03/01/39	5,300	7,069

142	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.050%, 03/01/34	$5,195	$6,628
5.800%, 03/01/37	3,426	4,284
4.500%, 12/15/41	1,660	1,783
3.250%, 09/15/21	18	19
PacifiCorp
6.000%, 01/15/39	1,700	2,248
5.750%, 04/01/37	75	96
5.500%, 01/15/19	310	373
Pennsylvania Electric
6.150%, 10/01/38	10,020	12,085
6.050%, 09/01/17	50	58
Potomac Electric Power
6.500%, 11/15/37	165	230
PPL Energy Supply LLC
4.600%, 12/15/21	100	104
Progress Energy
7.050%, 03/15/19	4,500	5,727
4.400%, 01/15/21	25	28
PSEG Power LLC
5.125%, 04/15/20	50	56
4.150%, 09/15/21	127	135
Public Service of Colorado
6.500%, 08/01/38	725	1,037
6.250%, 09/01/37	2,440	3,372
4.750%, 08/15/41	2,400	2,769
Public Service of Oklahoma
4.400%, 02/01/21	27	30
Puget Sound Energy
5.795%, 03/15/40	300	392
5.764%, 07/15/40	340	443
San Diego Gas & Electric
6.000%, 06/01/26	625	831
5.350%, 05/15/40	1,350	1,745
3.950%, 11/15/41	27	28
Sempra Energy
9.800%, 02/15/19	50	70
6.000%, 10/15/39	3,720	4,719
South Carolina Electric & Gas
6.625%, 02/01/32	210	279
6.050%, 01/15/38	400	518
5.450%, 02/01/41	85	103
Southern
1.950%, 09/01/16	27	28
Southern California Edison
6.650%, 04/01/29	50	66
6.050%, 03/15/39	7,050	9,530
6.000%, 01/15/34	385	505
5.950%, 02/01/38	510	677
5.500%, 08/15/18	25	30
5.500%, 03/15/40	160	203
Southern Union
8.250%, 11/15/29	3,075	3,772
Southwestern Electric Power
6.200%, 03/15/40	6,680	8,264

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southwestern Public Service
8.750%, 12/01/18	$40	$54
Texas-New Mexico Power
9.500%, 04/01/19 (A)	4,582	6,294
Union Electric
8.450%, 03/15/39	3,725	6,418
Wisconsin Electric Power
2.950%, 09/15/21	3	3
Xcel Energy
4.800%, 09/15/41	1	1

		372,233

Total Corporate Obligations (Cost $2,816,492) ($ Thousands)		3,125,230

MUNICIPAL BONDS — 4.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	5,395	7,475
City of Gainesville, Build America Project, RB
6.024%, 10/01/40	3,350	4,251
City of Houston, Utility System Revenue, Ser A, RB Callable 05/15/19 @ 100
5.250%, 11/15/33	500	572
City of New York, Build America Project, GO
5.968%, 03/01/36	120	152
City of New York, Build America Project, GO Callable 10/01/20 @ 100
6.646%, 12/01/31	2,200	2,645
5.817%, 10/01/31	2,950	3,404
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/40	970	1,297
Dallas Area, Rapid Transit, Ser Senior Lien, RB, AMBAC
5.250%, 12/01/30	5,080	6,600
Dallas Convention Center Hotel Development, RB
7.088%, 01/01/42	600	721
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/44	7,528	9,662
Dallas, Independent School District, Build America Project, GO Callable 02/15/21 @ 100
6.450%, 02/15/35	3,415	4,184
East Bay, Municipal Utility District, RB
5.874%, 06/01/40	260	348
Florida State, Department of Transportation, RB Callable 07/01/19 @ 100
6.800%, 07/01/39	900	1,038

SEI Institutional Investments Trust / Annual Report / May 31, 2012	143

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/40	$6,605	$8,649
Las Vegas Valley, Water District, GO
7.013%, 06/01/39	600	804
Los Angeles, California Community College District, Build America Project, GO
6.750%, 08/01/49	600	806
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/45	3,300	4,818
6.008%, 07/01/39	5,000	6,342
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/34	4,770	6,319
Maryland State, Transportation Authority, RB
5.888%, 07/01/43	500	663
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/31	3,795	4,771
Metropolitan Transportation Authority, RB
6.814%, 11/15/40	1,100	1,430
Missouri, Joint Municipal Electric Utility Commission, RB
6.890%, 01/01/42	600	761
New Hampshire State, Turnpike System, Build America Project, RB
6.009%, 11/01/39	2,005	2,517
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/41	5,765	8,178
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/20 @ 100
6.491%, 06/15/42	6,630	7,773
New York City, Municipal Water Finance Authority, Build America Project, RB
5.724%, 06/15/42	3,290	4,194
5.440%, 06/15/43	5,040	6,194
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/21 @ 100
5.000%, 06/15/43	1,100	1,223
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
5.508%, 08/01/37	900	1,114
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/38	2,195	2,690

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/30	$3,295	$3,878
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/49	6,762	9,257
Ohio State University, Build America Project, RB
4.910%, 06/01/40	4,470	5,386
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/11	2,583	2,909
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/40	3,750	4,755
4.926%, 10/01/51	725	826
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/49	6,040	8,136
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/32	2,580	3,178
State of California, Build America Project, GO
7.625%, 03/01/40	4,200	5,453
7.600%, 11/01/40	3,760	4,911
7.550%, 04/01/39	12,635	16,317
7.300%, 10/01/39	7,640	9,523
State of California, GO
7.500%, 04/01/34	500	629
State of Illinois, Build America Project, GO
7.350%, 07/01/35	1,325	1,536
6.630%, 02/01/35	3,275	3,548
5.100%, 06/01/33	16,085	15,184
State of Illinois, GO
6.725%, 04/01/35	590	645
State of Iowa, RB Callable 06/01/19 @ 100
6.750%, 06/01/34	300	351
State of New York, Build America Project, RB
5.770%, 03/15/39	7,825	9,622
State of Texas, Build America Project, GO
5.517%, 04/01/39	700	918
State of Texas, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/30	6,835	8,374
State of Virginia, Build America Project, RB
5.000%, 09/01/40	7,255	8,965

144	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/39	$2,455	$3,116
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/32	3,000	3,540
University of California, Build America Project, RB
5.770%, 05/15/43	330	403
University of California, Build America Project, Ser AD, RB
4.858%, 05/15/12	9,015	9,425
University of Missouri, RB
5.960%, 11/01/39	220	291

Total Municipal Bonds (Cost $214,993) ($ Thousands)		252,671

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
FHLB
0.500%, 05/15/14	15,225	15,226
FICO STRIPS
4.882%, 03/26/19 (D)	12,000	10,729
1.984%, 04/05/19 (D)	1,500	1,346
FICO STRIPS, PO
3.558%, 08/03/18 to 09/26/19 (D)	36,575	33,040
Residual Funding Corp. STRIPS
3.275%, 04/15/30 (D)	14,210	8,782
2.098%, 07/15/20 (D)	600	525
Tennessee Valley Authority
7.125%, 05/01/30	10,580	16,397
5.880%, 04/01/36	13,625	19,175
5.375%, 04/01/56	1,500	2,099
5.250%, 09/15/39	9,960	13,076
4.625%, 09/15/60	7,105	8,753
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/38 (D)	3,700	1,534

Total U.S. Government Agency Obligations (Cost $116,940) ($ Thousands)		130,682

MORTGAGE-BACKED SECURITIES — 1.4%

Agency Mortgage-Backed Obligations — 0.8%
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/24	593	680
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/40	5,309	5,569
FNMA
3.841%, 09/01/20	5,585	6,211
3.763%, 12/01/20	5,435	6,023
3.665%, 10/01/20	5,641	6,220
3.584%, 09/01/20	2,039	2,237
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	786	1,002

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	$452	$502
GNMA ARM
2.375%, 06/20/32 (B)	148	153
GNMA CMO, Ser 2010-164, Cl JZ
4.000%, 12/20/40	8,360	8,987
GNMA CMO, Ser 2011-70, Cl BO
3.607%, 05/20/41 (D)	10,425	7,010

		44,594

Non-Agency Mortgage-Backed Obligations — 0.6%
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.669%, 08/25/34 (A) (B)	2,413	2,029
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.479%, 07/25/37 (A) (B)	1,851	1,286
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.519%, 06/25/35 (B) (C)	372	119
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.559%, 03/25/35 (B)	184	93
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	2,505	2,760
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.450%, 03/19/45 (B) (C)	261	171
GS Mortgage Securities
3.551%, 04/10/22	6,725	6,823
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44	5,720	6,025
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.640%, 11/19/34 (B)	325	204
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.550%, 08/19/45 (B) (C)	459	306
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.039%, 08/25/34 (B)	92	57
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.099%, 09/25/34 (B)	38	24
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
1.019%, 12/25/34 (B)	164	99
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.549%, 10/25/36 (B)	19	11

SEI Institutional Investments Trust / Annual Report / May 31, 2012	145

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
5.870%, 04/15/45 (B)	$535	$607
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	5,710	6,205
WaMu Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 4A1
0.928%, 04/25/47 (B)	206	114
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.569%, 01/25/45 (B)	236	190
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	3,330	3,559

		30,682

Total Mortgage-Backed Securities (Cost $67,041) ($ Thousands)		75,276

ASSET-BACKED SECURITIES — 0.5%

Mortgage Related Securities — 0.1%
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.399%, 09/25/36 (B)	8,110	3,095

Other Asset-Backed Securities — 0.4%
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/27 (A)	2,375	2,373
TAL Advantage LLC, Ser 2006-1A, Cl A
0.430%, 04/20/21 (A) (B)	2,644	2,533
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (A)	1,978	2,003
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/26 (A)	477	489
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (A)	2,998	3,069
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/27 (A)	1,667	1,785
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (A)	3,784	3,844
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.410%, 11/26/21 (A) (B)	2,703	2,569
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.380%, 02/26/19 (A) (B)	1,203	1,166

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Triton Container Finance LLC, Ser 2012-1A, Cl A
4.210%, 05/14/27 (A)	$3,200	$3,199

		23,030

Total Asset-Backed Securities (Cost $27,021) ($ Thousands)		26,125

SOVEREIGN DEBT — 0.3%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/20 (A)	1,300	1,440
Federal Republic of Brazil
7.125%, 01/20/37	2,230	3,077
5.625%, 01/07/41	1,570	1,833
Israel Government AID Bond
5.500%, 09/18/33	1,400	1,906
Mexico Government International Bond
5.750%, 10/12/10	854	910
4.750%, 03/08/44	80	81
Province of Quebec Canada MTN
6.350%, 01/30/26	4,880	6,834
United Mexican States MTN
6.050%, 01/11/40	600	730
5.950%, 03/19/19	1,300	1,553

Total Sovereign Debt (Cost $17,240) ($ Thousands)		18,364

U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Bills (D)
0.127%, 08/30/12	2,594	2,594
0.112%, 08/09/12	700	700
0.080%, 06/14/12 (E)	10,150	10,150
0.080%, 06/28/12	20,100	20,100
0.079%, 06/21/12	300	300
U.S. Treasury Bonds
6.250%, 05/15/30	19,700	31,578
6.125%, 11/15/27	1,755	2,693
6.125%, 08/15/29	3,700	5,806
5.500%, 08/15/28	4,000	5,848
5.375%, 02/15/31	118,547	175,487
5.250%, 11/15/28	4,100	5,860
5.250%, 02/15/29	12,600	18,059
4.500%, 05/15/38	400	550
3.875%, 08/15/40	46,175	57,834
3.750%, 08/15/41 (E)	158,010	193,809
3.125%, 11/15/41	380,835	416,419
3.125%, 02/15/42	634,606	693,902
2.125%, 08/15/21	16,636	17,581
1.750%, 05/15/22	18,535	18,825

146	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. Treasury Inflation-Protected Security
2.125%, 02/15/41	$8,291	$12,028
U.S. Treasury STRIPS (D)
4.183%, 11/15/21	41,889	36,233
2.187%, 05/15/32	11,280	6,670
0.360%, 08/15/14	12,000	11,920

Total U.S. Treasury Obligations (Cost $1,568,070) ($ Thousands)		1,744,946

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†*	147,478,000	147,478

Total Cash Equivalent (Cost $147,478) ($ Thousands)		147,478

Total Investments — 100.4% (Cost $4,975,275) ($ Thousands)		$5,520,772

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	155	Sep-2012	$1
U.S. 5-Year Treasury Note	(2,852)	Sep-2012	(1,156)
U.S. 10-Year Treasury Note	(570)	Sep-2012	(608)
U.S. Long Treasury Bond	525	Sep-2012	1,454
U.S. Ultra Long Treasury Bond	419	Sep-2012	1,625

			$1,316

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	147

SCHEDULE OF INVESTMENTS

Long Duration Fund (Concluded)

May 31, 2012

A list of the open swap agreements held by the Fund at May 31, 2012, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Unrealized Appreciation ($ Thousands)
JPMorgan Chase	Goldman Sachs Group	Buy	1.00%	09/20/16	$5,000	$120

For the year ended May 31, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $5,497,375 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2012. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AID — Agency for International Development

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$3,125,230	$—	$3,125,230
Municipal Bonds	—	252,671	—	252,671
U.S. Government Agency Obligations	—	130,682	—	130,682
Mortgage-Backed Securities	—	75,276	—	75,276
Asset-Backed Securities	—	26,125	—	26,125
Sovereign Debt	—	18,364	—	18,364
U.S. Treasury Obligations	—	1,744,946	—	1,744,946
Cash Equivalent	147,478	—	—	147,478

Total Investments in Securities	$147,478	$5,373,294	$—	$5,520,772

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,316	$—	$—	$1,316
Credit Default Swaps*	—	120	—	120

Total Other Financial Instruments	$1,316	$120	$—	$1,436

*	Futures contracts and swaps are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

148	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 38.1%

Consumer Discretionary — 1.3%
Best Buy
6.750%, 07/15/13	$530	$554
DIRECTV Holdings LLC
3.500%, 03/01/16	322	339
NBCUniversal Media LLC
2.100%, 04/01/14	1,016	1,036
Staples
9.750%, 01/15/14	674	759
Time Warner Cable
6.200%, 07/01/13	832	878
Viacom
1.250%, 02/27/15	415	415

		3,981

Consumer Staples — 3.9%
Anheuser-Busch InBev Worldwide
0.827%, 07/14/14 (A)	1,000	1,005
BAT International Finance
2.085%, 06/15/15	750	748
1.400%, 06/05/15 (B)	215	214
Coca-Cola Enterprises
0.767%, 02/18/14 (A)	1,451	1,452
General Mills
5.250%, 08/15/13	1,074	1,132
Kraft Foods
1.344%, 07/10/13 (A)	1,500	1,508
Kraft Foods Group
1.625%, 06/04/15 (B)	750	759
PepsiCo
0.800%, 08/25/14	1,490	1,491
Philip Morris International
2.500%, 05/16/16	750	789
President and Fellows of Harvard College
3.700%, 04/01/13	769	777

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SABMiller Holdings
1.850%, 01/15/15 (B)	$1,400	$1,421

		11,296

Energy — 0.7%
BP Capital Markets
1.074%, 03/11/14 (A)	1,500	1,510
Valero Energy
4.750%, 06/15/13	530	549

		2,059

Financials — 24.1%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	1,350	1,408
American Express Credit
1.324%, 06/24/14 (A)	2,000	2,001
American Honda Finance
1.850%, 09/19/14 (B)	1,500	1,522
0.916%, 05/08/14 (A) (B)	350	351
American International Group
4.250%, 09/15/14	1,350	1,398
ANZ National International
2.375%, 12/21/12 (B)	237	239
Bank of America MTN
1.886%, 01/30/14 (A)	1,485	1,462
Bank of Montreal MTN
2.125%, 06/28/13	696	706
1.300%, 10/31/14 (B)	1,050	1,064
0.936%, 04/29/14 (A)	750	752
Bank of Nova Scotia
1.850%, 01/12/15	1,250	1,274
Bank of Tokyo-Mitsubishi UFJ
2.600%, 01/22/13 (B)	1,024	1,033
Barclays Bank
1.509%, 01/13/14 (A)	510	510
BB&T MTN
3.375%, 09/25/13	871	898
1.166%, 04/28/14 (A)	725	729
Berkshire Hathaway Finance
0.799%, 01/10/14 (A)	290	291
BNP Paribas MTN
2.125%, 12/21/12	754	756
BPCE
2.375%, 10/04/13 (B)	696	682
Caisse Centrale Desjardins du Quebec
1.700%, 09/16/13 (B)	840	848
Canadian Imperial Bank of Commerce
0.900%, 09/19/14 (B)	700	703
Caterpillar Financial Services MTN
1.100%, 05/29/15	600	603
0.816%, 02/09/15 (A)	870	874
CDP Financial
3.000%, 11/25/14 (B)	560	587

SEI Institutional Investments Trust / Annual Report / May 31, 2012	149

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
5.125%, 05/05/14	$500	$524
1.398%, 04/01/14 (A)	1,500	1,471
Credit Agricole Home Loan SFH
1.216%, 07/21/14 (A) (B)	800	786
Credit Suisse NY
1.427%, 01/14/14 (A)	840	840
Daimler Finance North America LLC
2.300%, 01/09/15 (B)	1,650	1,678
Danske Bank MTN
1.517%, 04/14/14 (A) (B)	1,575	1,538
Deutsche Bank
2.375%, 01/11/13	435	437
ERAC USA Finance LLC
2.750%, 07/01/13 (B)	734	744
2.250%, 01/10/14 (B)	186	187
Fifth Third Bank
0.576%, 05/17/13 (A)	350	348
Ford Motor Credit LLC
3.875%, 01/15/15	560	583
General Electric Capital MTN
2.625%, 12/28/12	1,350	1,368
1.336%, 05/09/16 (A)	625	615
1.319%, 01/07/14 (A)	1,285	1,289
0.474%, 12/21/12 (A)	1,435	1,437
Genworth Financial
5.650%, 06/15/12	650	650
Goldman Sachs Group
1.466%, 02/07/14 (A)	865	844
HSBC Bank
1.266%, 01/17/14 (A) (B)	1,277	1,280
HSBC USA
2.375%, 02/13/15	485	487
ING Bank
2.650%, 01/14/13 (B)	725	729
2.000%, 10/18/13 (B)	871	867
JPMorgan Chase
4.650%, 06/01/14	1,306	1,382
1.266%, 01/24/14 (A)	1,161	1,162
Kimco Realty‡
6.000%, 11/30/12	1,016	1,036
MassMutual Global Funding II
0.856%, 01/14/14 (A) (B)	1,312	1,312
MBIA Insurance
14.000%, 01/15/33 (A) (B)	290	148
Metropolitan Life Global Funding I
2.000%, 01/09/15 (B)	1,200	1,220
1.219%, 01/10/14 (A) (B)	1,161	1,162
Monumental Global Funding
0.667%, 01/15/14 (A) (B)	522	513
Morgan Stanley
4.200%, 11/20/14	1,161	1,142
0.769%, 01/09/14 (A)	348	328

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National City Bank
4.625%, 05/01/13	$250	$258
National Rural Utilities Cooperative Finance
1.000%, 02/02/15	1,500	1,511
New York Life Global Funding
1.300%, 01/12/15 (B)	1,500	1,507
Nissan Motor Acceptance
3.250%, 01/30/13 (B)	1,468	1,483
Nordea Bank
1.750%, 10/04/13 (B)	871	871
Principal Life Income Funding Trusts MTN
5.300%, 04/24/13	910	947
Prudential Financial MTN
5.100%, 09/20/14	638	687
2.750%, 01/14/13	725	733
Royal Bank of Canada MTN
0.766%, 04/17/14 (A)	1,500	1,503
Royal Bank of Scotland
3.400%, 08/23/13	1,161	1,172
Societe Generale
2.200%, 09/14/13 (B)	725	714
Standard Chartered
1.417%, 05/12/14 (A) (B)	1,500	1,498
State Street
0.825%, 03/07/14 (A)	1,181	1,186
Sun Life Financial Global Funding III
0.719%, 10/06/13 (A) (B)	845	837
Swedbank Hypotek
0.923%, 03/28/14 (A) (B)	925	924
Toronto-Dominion Bank
0.767%, 07/14/14 (A)	1,030	1,034
Toyota Motor Credit MTN
1.375%, 08/12/13	581	586
0.919%, 10/11/13 (A)	250	251
UBS
1.875%, 01/23/15 (B)	825	833
1.466%, 01/28/14 (A)	281	279
Ventas Realty‡
3.125%, 11/30/15	717	734
Volkswagen International Finance
1.078%, 04/01/14 (A) (B)	1,950	1,945
Wells Fargo MTN
1.250%, 02/13/15	1,750	1,742

		72,033

Health Care — 2.3%
Covidien International Finance
1.875%, 06/15/13	730	744
Express Scripts Holding
2.750%, 11/21/14 (B)	2,000	2,047
GlaxoSmithKline Capital
4.850%, 05/15/13	247	257

150	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mount Sinai Hospital
2.210%, 07/01/12	$805	$806
Quest Diagnostics
1.324%, 03/24/14 (A)	450	453
Sanofi
0.783%, 03/28/14 (A)	1,400	1,406
Teva Pharmaceutical Finance III BV
0.974%, 03/21/14 (A)	830	831
Thermo Fisher Scientific
2.050%, 02/21/14	378	386

		6,930

Industrials — 1.4%
Danaher
1.300%, 06/23/14	1,070	1,087
Johnson Controls
0.876%, 02/04/14 (A)	1,040	1,043
Tyco Electronics
5.950%, 01/15/14	945	1,013
United Technologies
1.200%, 06/01/15	325	328
0.737%, 12/02/13 (A)	750	753

		4,224

Information Technology — 1.2%
Hewlett-Packard
0.867%, 05/30/14 (A)	1,550	1,535
Texas Instruments
0.647%, 05/15/13 (A)	750	752
Xerox
1.286%, 05/16/14 (A)	1,435	1,425

		3,712

Materials — 0.2%
Anglo American Capital
2.150%, 09/27/13 (B)	519	522

Telecommunication Services — 1.0%
Cellco Partnership
5.550%, 02/01/14	840	902
Telefonica Emisiones
2.582%, 04/26/13	490	483
Verizon Communications
1.250%, 11/03/14	1,500	1,515

		2,900

Utilities — 2.0%
Commonwealth Edison
1.625%, 01/15/14	1,278	1,297
Dominion Resources
1.800%, 03/15/14	770	784
DTE Energy
1.180%, 06/03/13 (A)	761	762

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Power
1.300%, 09/15/13	$625	$630
NextEra Energy Capital Holdings
1.611%, 06/01/14	350	351
Pacific Gas & Electric
6.250%, 12/01/13	1,000	1,081
Sempra Energy
1.234%, 03/15/14 (A)	1,200	1,200

		6,105

Total Corporate Obligations (Cost $113,530) ($ Thousands)		113,762

ASSET-BACKED SECURITIES — 32.7%

Automotive — 26.5%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (B)	366	367
Ally Auto Receivables Trust, Ser 2009-A, Cl A4
3.000%, 10/15/15 (B)	490	496
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	276	277
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	489	490
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	530	530
Ally Auto Receivables Trust, Ser 2011-5, Cl A2
0.800%, 06/16/14	955	956
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/14	1,960	1,962
Ally Master Owner Trust, Ser 2010-1, Cl A
1.989%, 01/15/15 (A) (B)	1,306	1,318
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (B)	1,026	1,040
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.109%, 01/15/16 (A)	888	893
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	792	799
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	1,000	1,004
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	453	459

SEI Institutional Investments Trust / Annual Report / May 31, 2012	151

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	$654	$656
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,556	1,567
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	700	719
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	21	22
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	262	262
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	260	261
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	650	653
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	982	983
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	290	291
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	47	47
ARI Fleet Lease Trust 2010-A, Ser 2012-A, Cl A
0.789%, 03/15/20 (A) (B)	185	185
Avis Budget Rental Car Funding LLC, Ser 2009-1A, Cl A
9.310%, 10/20/13 (B)	1,123	1,142
Avis Budget Rental Car Funding LLC, Ser 2009-2A, Cl A
5.680%, 02/20/14 (B)	1,447	1,481
Avis Budget Rental Car Funding LLC, Ser 2010-2A, Cl A
3.630%, 08/20/14 (B)	238	243
Avis Budget Rental Car Funding LLC, Ser 2011-1A, Cl A11
1.850%, 11/20/14 (B)	845	846
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (B)	586	592
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (B)	302	302
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	152	152

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America Auto Trust, Ser 2010-2, Cl A4
1.940%, 06/15/17	$1,205	$1,222
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	691	693
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	1,770	1,770
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	178	182
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	371	372
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	985	1,003
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	676	679
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	824	826
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/14	816	817
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	347	347
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.489%, 04/07/24 (A) (B)	445	449
Chesapeake Funding LLC, Ser 2012-1A
0.989%, 11/07/23 (A) (B)	800	800
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (B)	310	310
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.910%, 07/15/13 (B)	509	509
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (B)	638	640
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	835	835
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	1,250	1,251
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	38	38

152	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	$376	$377
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	371	372
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	420	421
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.489%, 12/15/14 (A) (B)	1,934	1,952
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.839%, 02/15/16 (A)	287	289
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/16 (A)	1,623	1,628
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.789%, 10/20/14 (A) (B)	2,882	2,899
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.810%, 02/20/17 (A)	1,605	1,610
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	53	53
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	500	501
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	2,025	2,028
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	905	905
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (B)	1,347	1,374
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (B)	1,155	1,173
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (B)	593	604
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	377	378
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	200	200
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	780	782

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	$297	$297
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (B)	451	454
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (B)	1,165	1,169
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (B)	1,058	1,059
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	29	29
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	314	316
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	657	659
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	262	262
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	1,500	1,501
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/14	675	679
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	1,055	1,057
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/14 (B)	2,491	2,491
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.689%, 10/26/15 (A) (B)	1,100	1,106
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	30	30
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	2,400	2,409
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/15	675	674
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	517	518
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/16	257	257

SEI Institutional Investments Trust / Annual Report / May 31, 2012	153

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.710%, 05/15/17 (A)	$750	$750
Santander Consumer Acquired Receivables Trust, Ser 2011- WO, Cl A2
0.910%, 11/15/13 (B)	108	108
Santander Consumer Acquired Receivables Trust, Ser 2011- WO, Cl A3
1.400%, 10/15/14 (B)	2,400	2,404
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	911	912
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	30	30
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	651	651
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	1,740	1,746
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	288	288
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	70	71
Volkswagen Auto Lease Trust, Ser 2011-A, Cl A2
1.000%, 02/20/14	967	970
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	160	160
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A4
2.140%, 08/22/16	902	914
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	620	620
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	284	284
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	61	61
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A2
0.810%, 10/15/13	814	815
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A3
1.490%, 10/15/14	1,125	1,131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A4
1.780%, 09/15/16	$1,095	$1,107

		79,273

Credit Cards — 1.2%
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	553	558
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.774%, 10/15/15 (A)	754	755
Chase Issuance Trust, Ser 2005- A11, Cl A
0.309%, 12/15/14 (A)	100	100
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/17	1,101	1,100
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.789%, 01/15/17 (A)	857	862

		3,375

Mortgage Related Securities — 0.3%
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.390%, 03/20/36 (A)	541	510
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.839%, 06/25/33 (A)	49	40
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.449%, 12/25/35 (A)	289	265
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (A)	177	84

		899

Other Asset-Backed Securities — 4.7%
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.316%, 08/16/19 (A) (B)	412	268
Babson CLO, Ser 2007-1A, Cl A1
0.691%, 01/18/21 (A) (B)	653	615
CapitalSource Commercial Loan Trust, Ser 2006-1A, Cl C
0.790%, 08/22/16 (A) (B)	33	33
CNH Equipment Trust, Ser 2009- B, Cl A4
5.170%, 10/15/14	424	429
CNH Equipment Trust, Ser 2010- C, Cl A3
1.170%, 05/15/15	611	613

154	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	$38	$38
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	2,500	2,505
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
1.039%, 12/15/15 (A) (B)	1,277	1,280
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (B)	721	721
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/15 (B)	1,205	1,213
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (B)	451	452
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/14 (B)	500	500
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	335	336
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/15	112	112
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	226	226
Katonah, Ser 2005-7A, Cl B
0.887%, 11/15/17 (A) (B)	696	555
Lambda Finance, Ser 2005-1A, Cl B3
0.837%, 11/15/29 (A) (B)	488	479
Madison Park Funding I, Ser 2007-4A, Cl A1B
0.774%, 03/22/21 (A) (B)	580	496
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.439%, 12/25/35 (A)	37	36
Prima Capital CDO, Ser 2006-1, Cl A
5.417%, 12/28/48 (B)	162	164
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.240%, 09/20/19 (A) (B)	92	90
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.546%, 04/25/23 (A)	445	443
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.466%, 07/25/17 (A)	447	446
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.566%, 10/25/16 (A)	710	716

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2011-A, Cl A1
1.239%, 10/15/24 (A) (B)	$257	$257
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.089%, 12/16/24 (A) (B)	810	807

		13,830

Total Asset-Backed Securities (Cost $97,410) ($ Thousands)		97,377

MORTGAGE-BACKED SECURITIES — 20.4%

Agency Mortgage-Backed Obligations — 9.1%
FHLMC
0.375%, 04/28/14	2,500	2,501
FHLMC ARM
2.216%, 02/01/30 (A)	254	267
2.204%, 02/01/22 (A)	352	373
FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/23	36	37
FHLMC CMO, Ser 2004-2791, Cl UD
5.000%, 05/15/18	167	169
FHLMC TBA
4.000%, 06/15/41	2,700	2,864
FNMA
6.000%, 01/01/27 to 04/01/40	1,972	2,176
5.000%, 04/01/21 to 03/01/25	5,620	6,086
FNMA ARM (A)
2.340%, 01/01/29	34	36
2.334%, 09/01/24	194	204
2.306%, 11/01/23	105	109
2.274%, 11/01/25	30	32
2.251%, 09/01/24	76	78
2.036%, 05/01/28	204	214
1.480%, 11/01/21	46	47
FNMA CMO, Ser 1993-220, Cl FA
0.850%, 11/25/13 (A)	11	11
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/23	57	63
FNMA CMO, Ser 2001-33, Cl FA
0.689%, 07/25/31 (A)	67	68
FNMA CMO, Ser 2002-64, Cl FG
0.490%, 10/18/32 (A)	48	48
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/17	167	179
FNMA CMO, Ser 2004-21, Cl QD
4.500%, 02/25/29	233	235
FNMA TBA
3.000%, 06/25/27	6,000	6,279
NCUA Guaranteed Notes CMO
0.259%, 06/12/13 (A)	765	765
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.691%, 10/07/20 (A)	1,387	1,390

SEI Institutional Investments Trust / Annual Report / May 31, 2012	155

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	$88	$89
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.609%, 11/06/17 (A)	355	355

NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.691%, 01/08/20 (A)	299	299
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.639%, 02/06/20 (A)	475	476
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.621%, 03/06/20 (A)	597	597
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.619%, 05/07/20 (A)	897	897

		26,944

Non-Agency Mortgage-Backed Obligations — 11.3%
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (B)	700	745
Arkle Master Issuer, Ser 2010-2A, Cl 1A1
1.866%, 05/17/60 (A) (B)	956	961
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.749%, 08/15/29 (A) (B)	28	27
Banc of America Merrill Lynch Commercial Mortgage, Ser 2003-2, Cl A4
5.061%, 03/11/41 (A)	425	441
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.870%, 07/25/35 (A)	755	624
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.795%, 11/25/35 (A)	90	70
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.868%, 06/25/35 (A)	290	220
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.773%, 08/25/35 (A)	473	298
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.778%, 02/25/36 (A)	214	128
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/11/50	435	447

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/45	$40	$40
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.801%, 09/25/34 (A)	145	143
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.943%, 03/25/36 (A)	392	254
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A) (B)	297	306
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.339%, 12/15/20 (A) (B)	402	395
Commercial Mortgage Pass-Through Certificates, Ser 2011-STRT, Cl A
2.555%, 12/10/24 (B)	1,270	1,275
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.779%, 02/25/35 (A)	53	44
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.678%, 02/20/36 (A)	386	243
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl A4
5.137%, 08/15/36 (A)	524	541
Credit Suisse First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/36 (A)	510	529
Credit Suisse First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/36	795	807
FDIC, Ser 2012-CI, CI A
0.841%, 05/25/35	1,320	1,318
Fosse Master Issuer, Ser 2011-1A, CI A
1.866%, 10/18/54 (A) (B)	800	805
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	525	530
GE Capital Commercial Mortgage, Ser C1, Cl A4
4.819%, 01/10/38	425	432
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.453%, 05/10/40 (A)	702	731
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	80	80
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.078%, 11/19/35 (A)	402	290

156	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A4
4.915%, 01/05/36	$250	$259
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.103%, 03/06/20 (A) (B)	770	764
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.456%, 03/06/20 (A) (B)	1,016	1,003
GS Mortgage Securities II, Ser GC3, Cl A1
2.331%, 03/10/44 (B)	1,104	1,125
GS Mortgage Securities II, Ser GG10, Cl A2
5.778%, 08/10/45 (A)	262	265
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.804%, 07/25/35 (A)	537	385
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.691%, 01/25/36 (A)	666	520
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.342%, 05/25/47 (A)	512	313
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.999%, 01/25/35 (A)	132	101
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.759%, 04/25/35 (A)	148	122
Impac CMB Trust, Ser 2005-3, Cl A1
0.719%, 08/25/35 (A)	137	91
Impac CMB Trust, Ser 2005-5, Cl A1
0.879%, 08/25/35 (A)	110	76
Impac CMB Trust, Ser 2005-8, Cl 1A
0.499%, 02/25/36 (A)	357	246
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/38	415	434
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (B)	686	691
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	2,000	2,001
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.727%, 08/25/35 (A)	303	234
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.956%, 05/25/37 (A)	418	257

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	$563	$564
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl A4
4.166%, 05/15/32	140	143
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/32 (A)	220	227
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (A)	265	276
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.518%, 02/25/35 (A)	806	727
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.509%, 04/25/35 (A)	152	121
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (A)	871	931
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.475%, 06/25/37 (A)	573	383
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	385	398
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/45	1,277	1,330
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A2
5.618%, 07/12/44	93	93
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	23	23
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.499%, 05/25/35 (A)	113	95
MortgageIT Trust, Ser 2005-5, Cl A1
0.499%, 12/25/35 (A)	492	329
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	218	220
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.687%, 11/15/38 (A) (B)	177	137
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.584%, 12/15/39 (A) (B)	428	323
Permanent Master Issuer, Ser 2010-1A, Cl 1A
1.617%, 07/15/42 (A) (B)	557	558
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.156%, 07/27/37 (A)	425	289

SEI Institutional Investments Trust / Annual Report / May 31, 2012	157

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Concluded)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.510%, 01/20/35 (A)	$58	$48
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
2.016%, 01/21/55 (A) (B)	225	227
Thornburg Mortgage Securities Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	249	248
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.375%, 08/15/39 (A)	212	213
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A4
4.964%, 11/15/35 (A)	550	575
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.459%, 03/25/36 (A)	552	410
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (B)	779	788
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.619%, 01/25/35 (A)	308	270
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.607%, 02/25/35 (A)	255	228
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.689%, 04/25/35 (A)	213	195
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.706%, 10/25/35 (A)	672	634
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.616%, 04/25/36 (A)	382	298
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 3A1
2.662%, 03/25/36 (A)	471	401
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.677%, 07/25/36 (A)	470	318
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.806%, 09/25/36 (A)	369	269

		33,900

Total Mortgage-Backed Securities (Cost $61,741) ($ Thousands)		60,844

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
FHLB
2.375%, 03/14/14	$2,500	$2,591
0.500%, 12/13/13	1,000	1,002
0.400%, 06/19/13	2,250	2,252
0.350%, 06/07/13	1,045	1,046
FHLMC
2.500%, 01/07/14	2,500	2,589
1.625%, 04/15/13	1,306	1,322
0.450%, 02/21/14	2,500	2,503
FNMA
1.500%, 09/30/16	694	695

Total U.S. Government Agency Obligations (Cost $13,979) ($ Thousands)		14,000

MUNICIPAL BONDS — 2.8%
County of Clark Nevada, Airport System Revenue, Sub-Ser Junior E-2, RB
5.000%, 07/01/12	915	918
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (A)	1,270	1,281
Louisa, Industrial Development Authority, Ser A, AMT, RB
2.500%, 03/01/31 (A)	870	879
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
1.110%, 02/01/16	601	601
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	2,045	2,123
New Jersey, Economic Development Authority, Build America Project, RB
1.474%, 06/15/13 (A)	580	582
State of Illinois, GO
4.071%, 01/01/14	1,000	1,035
University of California, Build America Project, RB
1.988%, 05/15/50 (A)	515	522
West Virginia, Economic Development Authority, Ser A, AMT, RB
2.000%, 01/01/41 (A)	250	250

Total Municipal Bonds (Cost $8,166) ($ Thousands)		8,191

158	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

REPURCHASE AGREEMENT (C) — 3.8%
BNP Paribas 0.210%, dated 05/31/12, to be repurchased on 06/01/12, repurchase price $11,300,066 (collateralized by various FNMA obligations, ranging in par value $5,377,506 - $8,427,660, 3.500% - 6.000%, 11/01/38 - 03/01/42; with total market value $11,526,000)	$11,300	$11,300

Total Repurchase Agreement (Cost $11,300) ($ Thousands)		11,300

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100%†*	2,808,373	2,808

Total Cash Equivalent (Cost $2,808) ($ Thousands)		2,808

CERTIFICATE OF DEPOSIT — 0.3%
Intesa Sanpaolo NY
2.375%, 12/21/12	871	846

Total Certificate of Deposit (Cost $873) ($ Thousands)		846

Total Investments — 103.7% (Cost $309,807) ($ Thousands)		$309,128

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 2-Year Treasury Note	(9)	Sep-2012	$(1)
U.S. 5-Year Treasury Note	(15)	Oct-2012	(1)
U.S. 10-Year Treasury Note	(12)	Sep-2012	(11)

			$(13)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $298,223 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Tri-party Repurchase Agreement.

ABS	— Asset-Based Security

AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgage

CDO	— Collateralized Debt Obligation

Cl —	Class

CLO	— Collateralized Loan Obligation

CMO	— Collateralized Mortgage Obligation

FDIC	— Federal Deposit Insurance Corporation

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

LLC	— Limited Liability Company

MTN	— Medium Term Note

NCUA	— National Credit Union Association

NY	— New York

RB —	Revenue Bond

Ser	— Series

TBA	— To Be Announced

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$113,762	$—	$113,762
Asset-Backed Securities	—	96,822	555	97,377
Mortgage-Backed Securities	—	60,844	—	60,844
U.S. Government Agency
Obligations	—	14,000	—	14,000
Municipal Bonds	—	8,191	—	8,191
Repurchase Agreement	—	11,300	—	11,300
Cash Equivalent	2,808	—	—	2,808
Certificate of Deposit	—	846	—	846

Total Investments in Securities	$2,808	$305,765	$555	$309,128

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(13)	$—	$—	$(13)

*	Futures contracts are valued at the unrealized depreciation on the instrument

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2011	$1,540
Accrued discounts/premiums	22
Realized gain/(loss)	5
Change in unrealized appreciation/(depreciation)	(13)
Purchases	—
Sales	(151)
Net transfer into Level 3	—
Net transfer out of Level 3	(848)

Ending balance as of May 31, 2012	$555

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$10

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	159

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund

May 31, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 93.0%

Argentina — 3.2%
Capex
10.000%, 03/10/18 (A)		594	$386
City of Buenos Aires Argentina
9.950%, 03/01/17 (A)		1,875	1,350
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22 (A)		680	272
IRSA Inversiones y Representaciones
11.500%, 07/20/20 (A)		416	371
Provincia de Buenos Aires
9.625%, 04/18/28		535	294
9.625%, 04/18/28 (A)		1,160	638
9.375%, 09/14/18		1,000	545
Provincia de Mendoza Argentina
5.500%, 09/04/18		247	194
Provincia de Neuquen Argentina
8.656%, 10/18/14 (A)		85	87
Republic of Argentina
8.750%, 06/02/17		740	585
8.280%, 12/31/33		2,336	1,378
8.280%, 12/31/33		987	562
7.820%, 12/31/33	EUR	12,344	7,479
7.820%, 12/31/33 (B)	EUR	9,570	5,798
7.000%, 10/03/15		6,353	4,745
7.000%, 10/03/15		90	68
6.000%, 03/31/23 (C)		172	129
5.830%, 12/31/33 (B)	ARS	6,959	1,751
4.191%, 12/15/35 (B)	EUR	18,890	1,985
2.500%, 03/31/19 (D)		8,916	2,519
0.467%, 08/03/12 (B)		7,200	878
0.044%, 12/15/35 (B) (E)		6,116	581
0.000%, 03/31/23 (B) (C)		1,680	1,176
Transportadora Gas Norte
7.500%, 12/31/12 (C)		100	47
7.500%, 12/31/12 (C)		350	165

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.500%, 12/31/12 (A) (C)		210	$99
6.500%, 12/31/12 (C)		60	28
6.500%, 12/31/12 (C)		60	28
6.500%, 12/31/12 (A) (C)		30	14
WPE International Tief
10.375%, 09/30/20		600	504
10.375%, 09/30/20 (A)		550	462

			35,118

Australia — 0.0%
Mirabela Nickel
8.750%, 04/15/18 (A)		241	174

Azerbaijan — 0.1%
State Oil of the Azerbaijan Republic
5.450%, 02/09/17		850	850

Bahrain — 0.0%
Kingdom of Bahrain
5.500%, 03/31/20		390	381

Barbados — 0.3%
Columbus International
11.500%, 11/20/14		1,133	1,167
11.500%, 11/20/14 (A)		1,800	1,854
Government of Barbados
7.000%, 08/04/22 (A)		350	351

			3,372

Belarus — 0.3%
Republic of Belarus
8.950%, 01/26/18		1,850	1,656
8.750%, 08/03/15		2,300	2,165

			3,821

Belize — 0.0%
Government of Belize
6.000%, 02/20/29		361	192

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/21 (B)	DEM	1,667	790

Brazil — 6.9%
Banco Cruzeiro do Sul
8.875%, 09/22/20		424	263
8.875%, 09/22/20 (A)		1,334	827
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		1,450	1,682
5.500%, 07/12/20 (A)		400	443

160	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

BM&F Bovespa
5.500%, 07/16/20 (A)		706	$736
BR Malls International Finance
8.500%, 12/31/49 (A)		217	225
BR Properties
9.000%, 12/31/49 (A)		580	597
Brasil Telcom
5.750%, 02/10/22 (A)		650	635
Braskem Finance
7.375%, 10/04/49		200	196
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/20	BRL	4,970	5,916
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/14	BRL	1,389	698
10.000%, 01/01/17	BRL	12,740	6,335
10.000%, 01/01/21	BRL	15,425	7,566
10.000%, 01/01/23	BRL	9,000	4,511
Federal Republic of Brazil
11.000%, 08/17/40		100	129
10.250%, 01/10/28	BRL	2,360	1,420
10.125%, 05/15/27		2,993	5,004
8.875%, 04/15/24		760	1,148
8.500%, 01/05/24	BRL	400	209
8.250%, 01/20/34		5,979	9,103
7.125%, 01/20/37		1,945	2,684
5.875%, 01/15/19		850	1,014
5.625%, 01/07/41		1,419	1,657
4.875%, 01/22/21		5,330	6,055
Fibria Overseas Finance
7.500%, 05/04/20 (A)		2,197	2,208
6.750%, 03/03/21		1,000	963
General Shopping Finance
10.000%, 12/31/49 (A)		66	64
Globo Comunicacao e Participacoes
6.250%, 07/20/15 (D)		162	172
Hypermarcas
6.500%, 04/20/21 (A)		768	707
Itau Unibanco Holding
5.650%, 03/19/22 (A)		432	423
JBS Finance
8.250%, 01/29/18		1,200	1,104
8.250%, 01/29/18 (A)		2,110	1,941
Marfrig Holding Europe
8.375%, 05/09/18		642	456
Marfrig Overseas
9.500%, 05/04/20		1,000	720
Minerva Luxembourg
12.250%, 02/10/22 (A)		800	784
Minerva Overseas
10.875%, 11/15/19		363	348
10.875%, 11/15/19 (A)		164	157

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

NET Servicos de Comunicacao
7.500%, 01/27/20	500	$568
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21	402	415
6.350%, 06/30/21 (A)	389	402
OGX Austria GmbH
8.375%, 04/01/22 (A)	542	514
OGX Petroleo e Gas Participacoes
8.500%, 06/01/18 (A)	603	580
OSX 3 Leasing BV
9.250%, 03/20/15 (A)	300	307
Petrobras International Finance
5.375%, 01/27/21	662	706
2.875%, 02/06/15	223	225
QGOG Atlantic
5.250%, 07/30/18 (A)	700	695
Schahin II Finance SPV
5.875%, 09/25/22 (A)	1,110	1,088
Telemar Norte Leste
5.500%, 10/23/20 (A)	751	740
Virgolino de Oliveira Finance
10.500%, 01/28/18	216	171
Voto-Votorantim
6.750%, 04/05/21 (A)	365	392
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)	600	646

		76,549

Chile — 0.9%
Banco del Estado de Chile
4.125%, 10/07/20	500	517
4.125%, 10/07/20 (A)	300	310
3.875%, 02/08/22 (A)	1,293	1,320
BRT Escrow
8.000%, 08/18/18 (A)	1,159	1,119
Chile Government International Bond
3.250%, 09/14/21	410	428
Empresa Nacional del Petroleo
6.250%, 07/08/19	100	113
6.250%, 07/08/19 (A)	800	906
5.250%, 08/10/20 (A)	450	480
Nacional del Cobre de Chile
7.500%, 01/15/19	450	574
6.150%, 10/24/36	857	1,063
6.150%, 10/24/36 (A)	905	1,122
3.875%, 11/03/21 (A)	1,050	1,102
3.750%, 11/04/20	120	125
3.750%, 11/04/20 (A)	750	781

		9,960

SEI Institutional Investments Trust / Annual Report / May 31, 2012	161

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

China — 1.6%
Agile Property Holdings
8.875%, 04/28/17		500	$470
China Liansu Group Holdings
7.875%, 05/13/16 (A)		563	504
China Overseas Finance Cayman II
5.500%, 11/10/20		200	202
China Resources Gas Group
4.500%, 04/05/22 (A)		335	330
China Shanshui Cement Group
10.500%, 04/27/17 (A)		750	746
CNPC HK Overseas Capital
5.950%, 04/28/41		400	477
5.950%, 04/28/41 (A)		500	597
Country Garden Holdings
11.250%, 04/22/17		600	586
ENN Energy Holdings
6.000%, 05/13/21		200	201
Evergrande
13.000%, 01/27/15		476	452
13.000%, 01/27/15 (A)		922	876
Evergrande Real Estate Group
9.250%, 01/19/16	CNY	5,600	715
7.500%, 01/19/14	CNY	3,280	463
Franshion Development
6.750%, 04/15/21 (A)		1,000	898
Hidili Industry International Development
8.625%, 11/04/15		400	307
Kaisa Group Holdings
13.500%, 04/28/15		261	247
Mega Advance Investments
5.000%, 05/12/21 (A)		406	424
MIE Holdings
9.750%, 05/12/16 (A)		550	527
Sinochem Overseas Capital
6.300%, 11/12/40		450	452
4.500%, 11/12/20		580	577
4.500%, 11/12/20 (A)		3,115	3,098
Sinopec Group Overseas Development 2012
4.875%, 05/17/42 (A)		1,801	1,817
3.900%, 05/17/22 (A)		1,600	1,629
Tencent Holdings
4.625%, 12/12/16		200	203
Texhong Textile Group
7.625%, 01/19/16 (A)		309	246
West China Support
7.500%, 01/25/16 (A)		300	258

			17,302

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Colombia — 4.7%
BanColombia
5.950%, 06/03/21		300	$311
5.950%, 06/03/21 (A)		831	860
Ecopetrol
7.625%, 07/23/19 (A)		500	617
Empresa de Energia de Bogota
6.125%, 11/10/21		700	723
Grupo Aval
5.250%, 02/01/17 (A)		400	410
Gruposura Finance
5.700%, 05/18/21 (A)		972	994
Republic of Colombia
11.750%, 02/25/20		3,518	5,567
10.375%, 01/28/33		100	172
8.125%, 05/21/24		2,430	3,426
7.375%, 01/27/17		2,755	3,378
7.375%, 03/18/19		3,040	3,883
7.375%, 09/18/37		8,742	12,304
6.125%, 01/18/41		7,600	9,405
4.375%, 07/12/21		1,897	2,070
Santa Fe de Bogota
9.750%, 07/26/28 (A)	COP	10,518,000	7,635
Transportadora de Gas Internacional ESP
5.700%, 03/20/22 (A)		400	408

			52,163

Croatia — 1.5%
Republic of Croatia
6.750%, 11/05/19		2,455	2,345
6.625%, 07/14/20		1,975	1,862
6.625%, 07/14/20 (A) (E)		2,189	2,063
6.375%, 03/24/21		1,050	971
6.375%, 03/24/21 (A)		6,668	6,151
6.250%, 04/27/17 (A)		2,601	2,512
Zagrebacki Holding
5.500%, 07/10/17	EUR	1,300	1,278

			17,182

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)	EUR	600	768

Dominican Republic — 0.3%
Cap Cana
10.000%, 04/30/16 (C)		1,054	158
10.000%, 04/30/16 (C)		1,007	252
Republic of Dominican Republic
7.500%, 05/06/21		1,200	1,265

162	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.500%, 05/06/21 (A)	1,320	$1,391

		3,066

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15	600	579

Egypt — 0.2%
Arab Republic of Egypt
6.875%, 04/30/40	460	394
5.750%, 04/29/20	200	187
5.750%, 04/29/20 (A)	950	891
Nile Finance
5.250%, 08/05/15	850	812

		2,284

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/32	2,548	2,790
7.750%, 01/24/23	367	399
7.650%, 06/15/35	110	113
7.650%, 06/15/35	2,525	2,595
7.625%, 02/01/41 (A)	1,150	1,170
7.375%, 12/01/19	200	217
7.375%, 12/01/19 (A)	250	272
Telemovil Finance
8.000%, 10/01/17 (A)	500	505

		8,061

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/17	100	116

Georgia — 0.1%
Georgian Railway LLC
9.875%, 07/22/15	700	759
Republic of Georgia
6.875%, 04/12/21 (A)	750	795

		1,554

Germany — 0.2%
Deutsche Bank, CLN, (Cablevision) MTN
9.375%, 02/13/18 (A)	2,084	2,022

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17	1,874	2,076
8.500%, 10/04/17 (A)	450	498

		2,574

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Hong Kong — 0.7%
Bank of China Hong Kong
5.550%, 02/11/20 (A)		2,000	$2,150
Central China Real Estate
12.250%, 10/20/15		300	305
China Oriental Group
8.000%, 08/18/15		100	87
8.000%, 08/18/15 (A)		650	564
CITIC Bank International MTN
6.875%, 06/24/20		200	210
Hutchison Whampoa International 10
6.000%, 12/31/49 (B)		564	564
Hutchison Whampoa International 11
4.625%, 01/13/22 (A)		900	928
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/20		500	515
PCCW-HKT Capital No. 4
4.250%, 02/24/16		737	756
Sino-Forest
10.250%, 07/28/14 (C)		1,140	302
10.250%, 07/28/14 (A) (C)		160	43
6.250%, 10/21/17 (C)		2,140	556
6.250%, 10/21/17 (A) (C)		158	41
Swire Pacific Financing MTN
4.500%, 02/28/22		700	710
Yancoal International Resources Development
5.730%, 05/16/22 (A)		608	590

			8,321

Hungary — 1.1%
Republic of Hungary
7.625%, 03/29/41		2,152	1,921
6.375%, 03/29/21		1,410	1,287
6.250%, 01/29/20		1,080	981
6.000%, 01/11/19	EUR	704	764
5.750%, 06/11/18	EUR	2,248	2,438
5.500%, 05/06/14	GBP	73	107
5.000%, 03/30/16	GBP	253	339
4.750%, 02/03/15		281	263
4.500%, 01/29/14	EUR	870	1,029
4.375%, 07/04/17	EUR	1,046	1,088
3.500%, 07/18/16	EUR	1,819	1,905

			12,122

India — 0.2%
Axis Bank MTN
7.125%, 06/28/22 (B)		196	175
Bank of India MTN
6.994%, 12/31/49 (B)		213	193

SEI Institutional Investments Trust / Annual Report / May 31, 2012	163

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

ICICI Bank
5.750%, 11/16/20 (A)	327	$319
Reliance Holdings USA
6.250%, 10/19/40	550	501
5.400%, 02/14/22 (A)	550	548
Vedanta Resources
9.500%, 07/18/18	300	286
8.250%, 06/07/21	200	173
8.250%, 06/07/21 (A)	468	405

		2,600

Indonesia — 4.9%
Adaro Indonesia MTN
7.625%, 10/22/19	209	221
7.625%, 10/22/19 (A)	580	613
Berau Capital Resources
12.500%, 07/08/15	700	768
Berau Coal Energy
7.250%, 03/13/17 (A)	621	593
Indosat Palapa
7.375%, 07/29/20 (A)	440	475
Listrindo Capital
6.950%, 02/21/19 (A)	446	451
Majapahit Holding
8.000%, 08/07/19 (A)	700	807
7.875%, 06/29/37 (A)	415	472
7.750%, 10/17/16	960	1,080
7.750%, 01/20/20 (A)	750	855
Pertamina Persero
6.500%, 05/27/41 (A)	470	465
6.000%, 05/03/42 (A)	1,455	1,364
4.875%, 05/03/22 (A)	650	624
Perusahaan Listrik Negara
5.500%, 11/22/21 (A)	1,610	1,586
Republic of Indonesia
11.625%, 03/04/19	6,746	9,681
11.625%, 03/04/19	1,108	1,590
11.625%, 03/04/19 (A)	2,650	3,803
10.375%, 05/04/14	400	455
8.500%, 10/12/35	1,200	1,668
8.500%, 10/12/35	831	1,155
8.500%, 10/12/35	4,410	6,130
7.750%, 01/17/38	4,610	6,028
7.500%, 01/15/16	1,290	1,480
6.875%, 01/17/18	3,142	3,641
6.875%, 01/17/18 (A)	750	869
6.750%, 03/10/14	390	415
6.625%, 02/17/37	300	347
6.625%, 02/17/37	100	116
5.875%, 03/13/20 (A)	1,490	1,665
4.875%, 05/05/21	600	631
4.875%, 05/05/21 (A)	1,350	1,419
3.750%, 04/25/22 (A)	2,325	2,244

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Sable International Finance
8.750%, 02/01/20 (A)	300	$311
Star Energy
11.500%, 02/12/15 (A)	300	322

		54,344

Iraq — 1.2%
Republic of Iraq
5.800%, 01/15/28	16,845	13,223
5.800%, 01/15/28 (A)	620	487

		13,710

Ivory Coast — 0.8%
Government of Ivory Coast
3.750%, 12/31/32 (C)	12,917	8,816

Jamaica — 0.3%
Digicel
8.250%, 09/01/17	133	134
Digicel Group
10.500%, 04/15/18	600	612
9.125%, 01/15/15 (A)	923	909
8.875%, 01/15/15	700	689
8.875%, 01/15/15 (A)	750	739

		3,083

Jordan — 0.2%
Kingdom of Jordan
3.875%, 11/12/15	1,850	1,813

Kazakhstan — 3.9%
BTA Bank
10.750%, 07/01/18 (C)	5,870	1,027
10.750%, 07/01/18 (A) (C)	1,502	263
0.000%, 06/30/20 (A)	2,772	229
Citigroup Global Markets for Kazkommertsbank
8.700%, 04/07/14 (B) (D)	600	510
Development Bank of Kazakhstan
5.500%, 12/20/15 (A)	600	617
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/21 (A)	1,000	982
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20	1,550	1,666
Kazatomprom
6.250%, 05/20/15	850	886
6.250%, 05/20/15 (A)	900	938
Kazkommertsbank MTN
8.000%, 11/03/15	950	873
7.875%, 04/07/14	200	195
7.500%, 11/29/16	2,650	2,252

164	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

KazMunayGas National
11.750%, 01/23/15	2,196	$2,570
11.750%, 01/23/15 (A)	3,563	4,170
9.125%, 07/02/18	1,673	2,003
9.125%, 07/02/18 (A)	4,328	5,183
8.375%, 07/02/13	5,793	6,067
7.000%, 05/05/20	2,563	2,794
7.000%, 05/05/20 (A)	1,391	1,516
6.375%, 04/09/21	1,250	1,321
6.375%, 04/09/21 (A)	4,315	4,561
Tengizchevroil Finance
6.124%, 11/15/14	229	235
Zhaikmunai Finance
10.500%, 10/19/15	850	837
10.500%, 10/19/15 (A)	2,100	2,069

		43,764

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/20	1,000	1,092

Latvia — 0.0%
Republic of Latvia
5.250%, 06/16/21 (A)	540	521

Lebanon — 0.6%
Republic of Lebanon MTN
9.000%, 03/20/17	160	185
8.250%, 04/12/21	1,530	1,775
6.600%, 11/27/26	1,030	1,035
6.375%, 03/09/20	1,890	1,947
6.100%, 10/04/22	1,200	1,200
5.150%, 11/12/18	420	411

		6,553

Lithuania — 2.2%
Republic of Lithuania
7.375%, 02/11/20	2,561	2,909
7.375%, 02/11/20 (A)	800	909
6.750%, 01/15/15 (A)	1,089	1,165
6.625%, 02/01/22	920	998
6.625%, 02/01/22 (A)	4,267	4,630
6.125%, 03/09/21	8,643	9,097
6.125%, 03/09/21 (A)	3,926	4,132
5.125%, 09/14/17	250	258
5.125%, 09/14/17 (A)	940	970

		25,068

Malaysia — 2.1%
Axiata SPV1 Labuan
5.375%, 04/28/20	680	731
Penerbangan Malaysia Berhad
5.625%, 03/15/16	741	825

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Petroliam Nasional
7.750%, 08/15/15		1,460	$1,725
7.625%, 10/15/26		1,430	2,035
Petronas Capital
7.875%, 05/22/22		2,462	3,392
7.875%, 05/22/22 (A)		250	344
5.250%, 08/12/19		1,460	1,673
5.250%, 08/12/19 (A)		9,303	10,660
4.250%, 08/12/14 (A)		365	383
Petronas Capital Registered
7.875%, 05/22/22		46	63
Wakala Global Sukuk
4.646%, 07/06/21 (A)		1,050	1,163

			22,994

Mexico — 8.0%
America Movil
2.375%, 09/08/16		2,000	2,018
Axtel
9.000%, 09/22/19		612	398
7.625%, 02/01/17 (A)		291	189
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/21 (A)		1,478	1,285
BBVA Bancomer
6.008%, 05/17/22 (B)		1,150	1,068
Cemex
9.000%, 01/11/18 (A)		844	701
5.470%, 09/30/15 (A) (B)		799	663
Cemex Espana Luxembourg
9.500%, 12/14/16		400	367
9.250%, 05/12/20		100	79
9.250%, 05/12/20 (A)		859	679
Comision Federal de Electricidad
5.750%, 02/14/42 (A)		1,000	1,015
4.875%, 05/26/21 (A)		700	733
Corporation Geo
9.250%, 06/30/20		400	395
9.250%, 06/30/20 (A)		200	198
Desarrolladora Homex
9.750%, 03/25/20 (A)		700	697
GEO
8.875%, 03/27/22 (A)		200	192
Grupo Bimbo
4.875%, 06/30/20 (A)		415	452
4.500%, 01/25/22 (A)		100	105
Grupo Senda
10.500%, 10/03/15		4,390	4,302
Grupo Televisa
6.000%, 05/15/18		274	316
Mexican Bonos
10.000%, 11/20/36	MXP	56,600	5,077

SEI Institutional Investments Trust / Annual Report / May 31, 2012	165

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

8.500%, 05/31/29	MXP	37,100	$2,975
7.750%, 05/29/31	MXP	68,600	5,064
6.500%, 06/10/21	MXP	52,990	3,823
NII Capital
10.000%, 08/15/16		1,065	1,108
7.625%, 04/01/21		476	401
Oceanografia
11.250%, 07/15/15		1,386	839
Pemex Finance
9.150%, 11/15/18		1,895	2,442
Pemex Project Funding Master Trust
6.625%, 06/15/35		2,717	3,091
5.750%, 03/01/18		1,794	2,005
Petroleos Mexicanos
8.000%, 05/03/19		860	1,071
6.500%, 06/02/41		150	168
6.500%, 06/02/41 (A)		530	595
6.500%, 06/02/41 (A)		1,350	1,515
6.000%, 03/05/20		120	135
6.000%, 03/05/20 (A)		350	395
4.875%, 01/24/22 (A)		700	735
Southern Copper
6.750%, 04/16/40		362	378
United Mexican States MTN
8.300%, 08/15/31		3,681	5,475
8.000%, 09/24/22		2,510	3,439
7.500%, 04/08/33		950	1,325
6.050%, 01/11/40		6,124	7,456
5.950%, 03/19/19		1,406	1,680
5.750%, 10/12/10		7,012	7,468
5.625%, 01/15/17		1,048	1,200
5.125%, 01/15/20		3,916	4,472
3.625%, 03/15/22		730	752
United Mexican States, Ser A MTN
6.750%, 09/27/34		5,762	7,534
Urbi Desarrollos Urbanos
9.750%, 02/03/22 (A)		700	684
9.500%, 01/21/20		200	198

			89,352

Mongolia — 0.1%
Mongolian Mining MTN
8.875%, 03/29/17 (A)		1,006	976

Morocco — 0.2%
Kingdom of Morocco
4.500%, 10/05/20	EUR	1,650	1,938

Nigeria — 0.2%
Afren
11.500%, 02/01/16		200	208
11.500%, 02/01/16 (A)		700	730
10.250%, 04/08/19 (A)		400	404

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Republic of Nigeria
6.750%, 01/28/21 (A)	750	$803
UBS
7.396%, 09/04/17 (A) (B)	800	493

		2,638

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13 (C) (H) (I)	2,750	137

Pakistan — 0.2%
Pakistan Mobile Communications
8.625%, 11/13/13 (A)	330	312
Republic of Pakistan
7.125%, 03/31/16	1,050	898
6.875%, 06/01/17	100	78
6.875%, 06/01/17	1,470	1,146

		2,434

Panama — 2.0%
Republic of Panama
9.375%, 01/16/23	595	840
9.375%, 04/01/29	6,856	10,970
8.875%, 09/30/27	1,590	2,417
8.125%, 04/28/34	2,249	3,109
7.250%, 03/15/15	795	910
7.125%, 01/29/26	339	449
6.700%, 01/26/36	2,641	3,414

		22,109

Peru — 2.0%
Banco de Credito del Peru
5.375%, 09/16/20 (A)	626	629
Inkia Energy
8.375%, 04/04/21 (A)	348	362
Interoceanica IV Finance
2.823%, 11/30/18	555	444
3.431%, 11/30/18 (A) (F)	293	235
3.914%, 11/30/25 (A) (F)	686	391
Peru Enhanced Pass-Through Finance
3.194%, 05/31/18 (F)	323	278
3.111%, 05/31/18 (A) (F)	365	314
4.179%, 06/02/25 (A) (F)	1,000	595
Republic of Peru
8.750%, 11/21/33	7,807	12,335
8.375%, 05/03/16	890	1,103
7.350%, 07/21/25	2,230	3,061
7.125%, 03/30/19	250	317
6.550%, 03/14/37	120	156
5.625%, 11/18/50	1,784	2,051

166	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Volcan Cia Minera SAA
5.375%, 02/02/22 (A)		312	$317

			22,588

Philippines — 4.0%
Development Bank of Philippines
5.500%, 03/25/21		860	901
National Power
9.625%, 05/15/28		1,100	1,540
Power Sector
7.390%, 12/02/24 (A)		850	1,066
7.250%, 05/27/19 (A)		100	122
Power Sector Assets & Liabilities Management
7.390%, 12/02/24		700	878
Republic of Philippines
10.625%, 03/16/25		3,726	6,008
9.500%, 02/02/30		7,988	12,571
8.375%, 06/17/19		840	1,111
7.750%, 01/14/31		3,443	4,734
7.500%, 09/25/24		750	976
6.500%, 01/20/20		1,950	2,364
6.375%, 10/23/34		1,811	2,228
5.500%, 03/30/26		1,646	1,893
5.000%, 01/13/37		380	399
4.000%, 01/15/21		7,675	8,068

			44,859

Poland — 2.9%
Eileme 2
11.625%, 01/31/20 (A)		1,350	1,323
Polish Television Holding
11.000%, 11/15/14 (A) (D)	EUR	700	840
Republic of Poland
6.375%, 07/15/19		12,428	14,250
5.125%, 04/21/21		1,255	1,329
5.000%, 03/23/22		13,678	14,307
TVN Finance II
10.750%, 11/15/17 (A)	EUR	200	252
TVN Finance
10.750%, 11/15/17	EUR	200	252

			32,553

Qatar — 2.3%
Qtel International Finance MTN
7.875%, 06/10/19		2,410	2,964
6.500%, 06/10/14 (A)		150	164
5.000%, 10/19/25		200	204
5.000%, 10/19/25 (A)		972	991
4.750%, 02/16/21		700	730
4.750%, 02/16/21 (A)		504	526

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

State of Qatar
9.750%, 06/15/30	957	$1,531
6.550%, 04/09/19	1,728	2,080
6.400%, 01/20/40	1,686	2,049
6.400%, 01/20/40 (A)	705	857
5.750%, 01/20/42 (A)	850	948
5.250%, 01/20/20	2,303	2,591
5.250%, 01/20/20 (A)	5,186	5,834
4.500%, 01/20/22 (A)	3,500	3,757

		25,226

Romania — 0.2%
Romanian Government International Bond MTN
6.750%, 02/07/22	462	463
6.750%, 02/07/22 (A)	1,702	1,705

		2,168

Russia — 9.2%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17 (A)	371	366
7.750%, 04/28/21 (A)	910	852
Alfa Invest MTN
9.250%, 06/24/13 (A)	1,200	1,250
Alfa Issuance MTN
8.000%, 03/18/15	208	215
ALROSA Finance
7.750%, 11/03/20	460	476
BOM Capital
6.699%, 03/11/15	1,300	1,323
Credit Suisse, CLN (Russian Government Bond)
7.600%, 04/14/21	61,800	1,746
Edel Capital for Sinek Capital SA
7.700%, 08/03/15	600	623
Evraz Group
9.500%, 04/24/18	700	732
7.400%, 04/24/17 (A)	300	292
6.750%, 04/27/18 (A)	600	553
Lukoil International Finance
6.656%, 06/07/22	600	647
Metalloinvest Finance
6.500%, 07/21/16	1,200	1,175
6.500%, 07/21/16 (A)	611	598
MTS International
8.625%, 06/22/20 (A)	1,550	1,715
MTS International Funding
8.625%, 06/22/20	200	221
Novatek Finance
6.604%, 02/03/21 (A)	1,443	1,536
5.326%, 02/03/16	375	384
OAO TMK Capital
7.750%, 01/27/18	1,200	1,107

SEI Institutional Investments Trust / Annual Report / May 31, 2012	167

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18	800	$889
Russian Federation
12.750%, 06/24/28	3,556	6,264
7.500%, 03/31/30 (D)	39,580	46,556
Russian Foreign Bond - Eurobond
7.500%, 03/31/30 (D)	2,818	3,314
5.625%, 04/04/42 (A)	1,800	1,861
5.000%, 04/29/20	800	848
5.000%, 04/29/20 (A)	500	530
3.250%, 04/04/17 (A)	1,200	1,199
Sberbank of Russia Via SB Capital
6.125%, 02/07/22 (A)	400	410
6.125%, 02/07/22 (A)	600	615
SCF Capital
5.375%, 10/27/17 (A)	3,031	2,845
Severstal OAO Via Steel Capital
6.700%, 10/25/17	200	196
Severstal via Steel Capital
6.250%, 07/26/16	901	878
Teorema Holding
11.000%, 10/27/09 (C) (I)	2,000	200
UBS (Vimpelcom)
8.250%, 05/23/16	190	195
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/16	800	788
VimpelCom Holdings
7.504%, 03/01/22 (A)	600	544
6.255%, 03/01/17	200	185
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18	1,300	1,346
9.125%, 04/30/18 (A)	400	414
7.748%, 02/02/21 (A)	2,330	2,177
Vnesheconombank Via VEB Finance
6.902%, 07/09/20	3,700	3,934
6.902%, 07/09/20 (A)	2,305	2,451
6.800%, 11/22/25	1,800	1,849
6.800%, 11/22/25 (A)	600	616
5.450%, 11/22/17 (A)	800	825
VTB Bank Via VTB Capital
6.315%, 02/22/18	846	848
6.000%, 04/12/17 (A)	1,200	1,203
VTB Capital
6.551%, 10/13/20 (A)	960	946
6.250%, 06/30/35	1,094	1,127

		101,864

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15		500	$512
10.750%, 02/18/15 (A)		750	768

			1,280

Senegal — 0.2%
Republic of Senegal
8.750%, 05/13/21		400	434
8.750%, 05/13/21 (A)		1,250	1,358

			1,792

Serbia — 0.2%
Republic of Serbia
7.250%, 09/28/21		900	900
7.250%, 09/28/21 (A)		1,150	1,150

			2,050

Singapore — 0.5%
Bakrie Telecom
11.500%, 05/07/15		592	403
MMI International
8.000%, 03/01/17		250	255
PSA International MTN
3.875%, 02/11/21		100	104
Sea Production
4.743%, 02/14/14		5,107	4,494
STATS ChipPac
5.375%, 03/31/16 (A)		224	229
Yanlord Land Group
9.500%, 05/04/17		300	257

			5,742

Slovak Republic — 0.3%
Slovakia Government International Bond
4.375%, 05/21/22 (A)		3,211	3,066

South Africa — 2.7%
African Bank MTN
8.125%, 02/24/17		500	512
Edcon Proprietary
4.126%, 06/15/14 (B)	EUR	925	961
Eskom Holdings
5.750%, 01/26/21 (A)		2,683	2,804
Gold Field Orogen
4.875%, 10/07/20		1,255	1,188
Myriad International Holding
6.375%, 07/28/17		540	593
6.375%, 07/28/17 (A)		735	807
Republic of South Africa
8.500%, 06/23/17		3,038	3,740
6.875%, 05/27/19		4,627	5,529

168	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

6.500%, 06/02/14	386	$425
6.250%, 03/08/41	685	806
5.875%, 05/30/22	2,023	2,311
5.500%, 03/09/20	4,830	5,373
4.665%, 01/17/24	3,959	4,052
Transnet MTN
4.500%, 02/10/16 (A)	720	733

		29,834

South Korea — 0.2%
Export-Import Bank of Korea
4.375%, 09/15/21	810	841
Korea Electric Power
3.000%, 10/05/15 (A)	200	203
Korea Hydro & Nuclear Power
4.750%, 07/13/21	400	427
Korea Western Power MTN
3.125%, 05/10/17 (A)	662	665
KT
3.875%, 01/20/17	400	412

		2,548

Sri Lanka — 0.3%
Bank of Ceylon
6.875%, 05/03/17 (A)	850	808
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (A)	400	421
6.250%, 10/04/20	950	936
6.250%, 07/27/21 (A)	750	735

		2,900

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19	565	715

Trinidad & Tobago — 0.3%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)	1,153	1,410
6.000%, 05/08/22	1,704	1,757
6.000%, 05/08/22 (A)	525	541

		3,708

Tunisia — 0.0%
Banque Centrale de Tunisie
8.250%, 09/19/27	220	261

Turkey — 3.9%
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	645	642
5.375%, 11/04/16 (A)	1,000	998

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Republic of Turkey
11.875%, 01/15/30		1,145	$1,926
9.000%, 03/08/17	TRY	2,570	1,376
8.000%, 02/14/34		2,700	3,362
7.500%, 07/14/17		2,475	2,828
7.500%, 11/07/19		1,777	2,072
7.375%, 02/05/25		4,887	5,710
7.250%, 03/15/15		940	1,027
7.250%, 03/05/38		540	621
7.000%, 09/26/16		1,059	1,174
7.000%, 03/11/19		650	734
7.000%, 06/05/20		663	754
6.875%, 03/17/36		3,335	3,669
6.750%, 04/03/18		6,177	6,880
6.750%, 05/30/40		2,391	2,600
6.250%, 09/26/22		2,685	2,873
6.000%, 01/14/41		670	653
5.625%, 03/30/21		1,683	1,759
5.125%, 03/25/22		1,947	1,937
Yuksel Insaat
9.500%, 11/10/15		658	543

			44,138

Ukraine — 2.8%
Biz Finance for Ukreximbank
8.375%, 04/27/15		6,177	5,498
Credit Suisse First Boston International (Export/Import - Ukraine)
6.800%, 10/04/12		800	794
DTEK Finance
9.500%, 04/28/15		700	658
9.500%, 04/28/15 (A)		790	743
Ferrexpo Finance
7.875%, 04/07/16		1,500	1,335
7.875%, 04/07/16 (A)		405	360
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (A)		650	545
Government of Ukraine
7.950%, 02/23/21 (A)		350	306
7.750%, 09/23/20		613	530
7.650%, 06/11/13		2,396	2,333
6.875%, 09/23/15		301	272
6.875%, 09/23/15 (A)		3,233	2,926
6.750%, 11/14/17		300	260
6.580%, 11/21/16		570	496
6.250%, 06/17/16		346	301
6.250%, 06/17/16 (A)		3,193	2,778
Metinvest
8.750%, 02/14/18		600	529
8.750%, 02/14/18 (A)		741	654

SEI Institutional Investments Trust / Annual Report / May 31, 2012	169

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2012

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

MHP
10.250%, 04/29/15		553	$523
10.250%, 04/29/15 (A)		1,865	1,765
Mriya Agro Holding
10.950%, 03/30/16 (A)		617	527
NAK Naftogaz Ukraine
9.500%, 09/30/14		6,273	5,952
Oschadbank Via SSB #1
8.250%, 03/10/16		1,000	840

			30,925

United Arab Emirates — 3.0%
Abu Dhabi National Energy MTN
5.875%, 12/13/21 (A)		455	491
Atlantic Finance
10.750%, 05/27/14		1,036	1,124
Dolphin Energy
5.888%, 06/15/19		337	366
5.888%, 06/15/19		1,011	1,097
5.888%, 06/15/19 (A)		84	91
5.500%, 12/15/21 (A)		200	216
DP World MTN
6.850%, 07/02/37		1,910	1,800
DP World Sukuk
6.250%, 07/02/17		200	211
Dubai DOF Sukuk MTN
6.396%, 11/03/14		800	842
Dubai Electricity & Water Authority
8.500%, 04/22/15		1,102	1,207
8.500%, 04/22/15 (A)		2,300	2,519
7.375%, 10/21/20		130	137
7.375%, 10/21/20 (A)		2,770	2,914
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14	EUR	1,850	2,099
Dubai Holding MTN
6.000%, 02/01/17	GBP	750	941
Dubai Sukuk Centre
0.849%, 06/13/12 (B)		2,350	2,335
Emirate of Abu Dhabi MTN
7.750%, 10/05/20		1,000	1,088
6.750%, 04/08/19		800	998
6.750%, 04/08/19 (A)		670	836
6.700%, 10/05/15		480	509
Emirates Airlines
5.125%, 06/08/16		750	764
IPIC GMTN
6.875%, 11/01/41 (A)		563	608
5.500%, 03/01/22 (A)		417	440
3.750%, 03/01/17 (A)		750	766
Jafz Sukuk
2.991%, 11/27/12 (B)	AED	25,100	6,765

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

MAF SUKUK MTN
5.850%, 02/07/17	500	$525
Pyrus
7.500%, 12/20/15	1,700	1,751

		33,440

Uruguay — 1.5%
Republic of Uruguay PIK
7.875%, 01/15/33	2,168	2,992
Republic of Uruguay
8.000%, 11/18/22	4,768	6,484
7.625%, 03/21/36	3,840	5,241
6.875%, 09/28/25	1,389	1,775

		16,492

Venezuela — 5.6%
Government of Venezuela
13.625%, 08/15/18	2,130	2,173
13.625%, 08/15/18	1,049	1,070
12.750%, 08/23/22	7,762	7,277
11.950%, 08/05/31	6,848	5,855
11.750%, 10/21/26	4,418	3,744
10.750%, 09/19/13	900	922
9.375%, 01/13/34	2,220	1,626
9.250%, 09/15/27	2,695	2,048
9.250%, 05/07/28	1,700	1,245
9.000%, 05/07/23	3,530	2,648
8.500%, 10/08/14	1,170	1,147
8.250%, 10/13/24	2,040	1,382
7.750%, 10/13/19	1,350	1,009
7.650%, 04/21/25	1,550	1,015
7.000%, 03/31/38	200	126
6.000%, 12/09/20	900	592
Petroleos de Venezuela
12.750%, 02/17/22	1,750	1,579
8.500%, 11/02/17	1,469	1,161
8.500%, 11/02/17	1,272	1,005
5.500%, 04/12/37	2,160	1,156
5.375%, 04/12/27	6,095	3,291
5.250%, 04/12/17	6,182	4,204
5.000%, 10/28/15	1,700	1,318
4.900%, 10/28/14	17,405	15,011

		62,604

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16	800	836
6.750%, 01/29/20	1,350	1,414

170	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Vietnam Joint Stock Commercial Bank for Industry and Trade
8.000%, 05/17/17 (A)		400	$381

			2,631

Total Global Bonds (Cost $994,756) ($ Thousands)			1,036,647

LOAN PARTICIPATIONS — 0.7%

Angola — 0.1%
Republic of Angola
3.667%, 04/30/16 (H) (I)	EUR	975	1,121

Brazil — 0.1%
Virgolino de Oliveira
5.551%, 11/03/15		494	473

Indonesia — 0.2%
PT Bumi Resources
11.243%, 08/07/13		1,973	2,008
PT Bumi, Ser Tranche A
15.000%, 04/22/13		394	347
PT Bumi, Ser Tranche B
15.000%, 04/22/12		315	277

			2,632

Singapore — 0.2%
Morton Bay Senior
6.220%, 01/31/13 (H) (I)		3,020	2,574

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/15		500	250
1.000%, 09/30/18		1,015	467

			717

Total Loan Participations (Cost $8,316) ($ Thousands)			7,517

CONVERTIBLE BONDS — 0.5%
Dana Gas Sukuk CV to 19.076 Shares
7.500%, 10/31/12		1,100	775
FirstSource Solutions CV to 42,549.14 Shares
6.298%, 12/04/12 (F)		2,100	2,394
Sino-Forest CV to 47.2619 Shares
4.250%, 12/15/16 (C)		50	14
4.250%, 12/15/16 (A) (C)		781	219
Suzlon Energy CV to 22.6830 Shares
4.014%, 06/12/12 (F)		1,159	1,507

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)
Suzlon Energy CV to 533.2762 Shares
2.592%, 07/25/14 (F)		500	$425

Total Convertible Bonds (Cost $5,049) ($ Thousands)			5,334

TIME DEPOSITS — 3.4%

United States — 3.4%
Brown Brothers Harriman
0.040%, 06/01/12	EUR	364	364
0.030%, 06/01/12		37,807	37,807

Total Time Deposits (Cost $38,171) ($ Thousands)			38,171

AFFILIATED PARTNERSHIP — 0.0%

United States — 0.0%
SEI Liquidity Fund, L.P.
0.170%†* (G)		465,195	256

Total Affiliated Partnership (Cost $465) ($ Thousands)			256

Total Investments — 97.6% (Cost $1,046,757) ($ Thousands)			$1,087,925

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Buxl 30 Year Bond	(15)	Jun-2012	$(324)
U.S. 10-Year Treasury Note	27	Sep-2012	29
U.S. Ultra Long Treasury Bond	(2)	Sep-2012	(9)

			$(304)

For the year ended May 31, 2012, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	171

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Concluded)

May 31, 2012

A list of the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
6/1/12-6/26/12	USD	8,460	COP	15,334,500	$(116)
6/1/12-6/29/12	COP	30,979,000	USD	17,167	327
6/1/12-7/19/12	KRW	7,770,672	USD	6,768	188
6/1/12-7/19/12	USD	6,667	KRW	7,770,672	(88)
6/4/12	USD	19	MYR	60	—
6/5/12-6/29/12	EUR	37,137	USD	47,558	1,640
6/4/12-7/6/12	MYR	90	USD	29	—
6/4/12-7/12/12	USD	16,582	BRL	33,859	105
6/4/12-9/5/12	BRL	77,732	USD	39,767	1,633
6/5/12-6/29/12	USD	8,935	EUR	7,013	(263)
6/8/12	EUR	931	HUF	266,000	(65)
6/8/12	HUF	777,000	EUR	2,622	68
6/8/12-7/17/12	USD	2,306	RUB	69,290	(245)
6/13/12	INR	136,000	USD	2,483	65
6/13/12	USD	2,511	INR	135,000	(112)
6/18/12	USD	933	MXP	12,800	(40)
6/18/12-7/20/12	MXP	209,795	USD	15,250	650
6/19/12	CZK	91,700	EUR	3,681	158
6/20/12	USD	2,184	ILS	8,150	(96)
6/20/12-6/26/12	ILS	8,150	USD	2,172	84
6/27/12-7/19/12	USD	5,838	SGD	7,358	(127)
6/29/12	GBP	924	USD	1,463	41
7/13/12	EUR	1,724	PLN	7,310	(88)
7/13/12	PLN	7,500	EUR	1,754	73
7/17/12	RUB	69,600	USD	2,269	206
7/19/12	SGD	7,360	USD	5,796	83
7/20/12	TRY	2,280	USD	1,227	17
7/20/12	USD	1,118	TRY	2,050	(30)
8/3/12	USD	1,207	PEI	3,200	(29)
12/3/12	USD	3,506	CNY	22,360	(4)

					$4,035

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Barclays PLC	$(49,586)	$50,390	$804
Citigroup	(70,204)	70,523	319
HSBC	(36,523)	37,720	1,197
JP Morgan Chase	(44,639)	45,999	1,360
UBS	(9,274)	9,629	355

			$4,035

For the year ended May 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,114,918 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Security in default on interest payments.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2012. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $389 ($ Thousands).
(F)	The rate reported is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $256 ($ Thousands).

(H)	Securities considered illiquid. The total value of such securities as of May 31, 2012 was $3,832 ($ Thousands) and represented 0.34% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2012 was $4,032 ($ Thousands) and represented 0.36% of Net Assets.

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit-Linked Note

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

ILS — Israeli New Sheckel

INR — Indian Rupee

KRW — South Korean Won

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PEI — Peruvian Inca

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

TRY — New Turkish Lira

USD — U.S. Dollar

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$1,036,647	$—	$1,036,647
Loan Participations	—	717	6,800	7,517
Convertible Bonds	—	5,334	—	5,334
Time Deposits	38,171	—	—	38,171
Affiliated Partnership	—	256	—	256

Total Investments in Securities	$38,171	$1,042,954	$6,800	$1,087,925

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(304)	$—	$—	$(304)
Forwards Contracts*	—	4,035	—	4,035

Total Other Financial Instruments	$(304)	$4,035	$—	$3,731

*	Future and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

172	SEI Institutional Investments Trust / Annual Report / May 31, 2012

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

Investments in Loan Participations
Beginning balance as of June 1, 2011	$7,038
Accrued discounts/premiums	24
Realized gain/(loss)	375
Change in unrealized appreciation/(depreciation)	(731)
Purchases	709
Sales	(3,096)
Net transfer into Level 3	2,481
Net transfer out of Level 3	—

Ending balance as of May 31, 2012	$6,800

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(641)

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	173

SCHEDULE OF INVESTMENTS

Real Return Fund

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.1%
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/17	$17,859	$20,783
2.000%, 01/15/14	24,424	25,558
2.000%, 07/15/14	15,682	16,740
2.000%, 01/15/16	17,539	19,563
1.875%, 07/15/13	13,451	13,885
1.875%, 07/15/15	20,167	22,101
1.625%, 01/15/15	22,706	24,300
1.250%, 04/15/14	22,735	23,632
0.500%, 04/15/15	27,442	28,638
0.125%, 04/15/16	38,608	40,439
0.125%, 04/15/17	21,335	22,606
U.S. Treasury Note
3.125%, 04/30/17	16,400	18,328

Total U.S. Treasury Obligations (Cost $270,345) ($ Thousands)		276,573

TIME DEPOSIT — 1.7%
Brown Brothers Harriman
0.030%, 06/01/12	4,624	4,624

Total Time Deposit (Cost $4,624) ($ Thousands)		4,624

Total Investments — 99.8% (Cost $274,969) ($ Thousands)		$281,197

Percentages are based on Net Assets of $281,861 ($ Thousands).

As of May 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

174	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SCHEDULE OF INVESTMENTS

Dynamic Asset Allocation Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 76.5%

Consumer Discretionary — 8.6%
Abercrombie & Fitch, Cl A	2,800	$94
Amazon.com*	13,100	2,789
Apollo Group, Cl A*	3,700	118
AutoNation*	1,400	50
AutoZone*	1,000	380
Bed Bath & Beyond*	8,500	614
Best Buy	9,400	176
Big Lots*	2,200	81
BorgWarner*	4,000	287
Cablevision Systems, Cl A	7,200	82
Carmax*	8,600	243
Carnival	16,300	523
CBS, Cl B	23,200	741
Chipotle Mexican Grill, Cl A*	1,100	454
Coach	10,300	695
Comcast, Cl A	96,900	2,801
Darden Restaurants	4,300	222
DeVry	2,000	55
DIRECTV, Cl A*	24,100	1,071
Discovery Communications, Cl A*	9,300	466
Dollar Tree*	4,400	454
DR Horton	9,200	153
Expedia	3,100	142
Family Dollar Stores	4,300	291
Ford Motor	135,200	1,428
Fossil*	1,900	139
GameStop, Cl A	4,500	86
Gannett	7,900	103
Gap	12,100	321
Genuine Parts	5,600	353
Goodyear Tire & Rubber*	8,100	85
H&R Block	9,700	148
Harley-Davidson	8,300	400
Harman International Industries	2,300	90
Hasbro	3,800	134
Home Depot	55,400	2,733
International Game Technology	9,900	142
Interpublic Group	14,800	154

Description	Shares	Market Value ($ Thousands)

J.C. Penney	4,800	$126
Johnson Controls	24,400	735
Kohl’s	9,100	417
Leggett & Platt	4,600	95
Lennar, Cl A	5,400	147
Limited Brands	9,100	404
Lowe’s	44,200	1,181
Macy’s	14,900	567
Marriott International, Cl A	9,700	376
Mattel	12,300	383
McDonald’s	36,600	3,270
McGraw-Hill	10,000	434
NetFlix*	1,800	114
Newell Rubbermaid	9,600	177
News, Cl A	76,600	1,471
NIKE, Cl B	13,100	1,417
Nordstrom	5,800	275
Omnicom Group	9,900	472
O’Reilly Automotive*	4,600	441
priceline.com*	1,800	1,126
PulteGroup*	11,200	105
Ralph Lauren, Cl A	2,400	357
Ross Stores	8,200	518
Scripps Networks Interactive, Cl A	3,200	175
Sears Holdings*	1,300	64
Staples	25,100	330
Starbucks	26,800	1,471
Starwood Hotels & Resorts Worldwide	7,100	375
Target	23,900	1,384
Tiffany	4,600	255
Time Warner	34,500	1,189
Time Warner Cable, Cl A	11,200	845
TJX	26,900	1,142
TripAdvisor*	3,100	133
Urban Outfitters*	3,700	104
VF	3,100	437
Viacom, Cl B	19,300	921
Walt Disney	64,400	2,944
Washington Post, Cl B	200	70
Whirlpool	2,500	155
Wyndham Worldwide	5,400	269
Wynn Resorts	2,700	278
Yum! Brands	16,400	1,154

		47,601

Consumer Staples — 8.8%
Altria Group	73,600	2,369
Archer-Daniels-Midland	23,700	756
Avon Products	15,700	260
Beam	5,700	345
Brown-Forman, Cl B	3,600	314
Campbell Soup	5,900	187

SEI Institutional Investments Trust / Annual Report / May 31, 2012	175

SCHEDULE OF INVESTMENTS

Dynamic Asset Allocation Fund (Continued)

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Clorox	4,700	$323
Coca-Cola	81,100	6,060
Coca-Cola Enterprises	11,000	301
Colgate-Palmolive	17,100	1,681
ConAgra Foods	14,900	375
Constellation Brands, Cl A*	5,700	110
Costco Wholesale	15,500	1,339
CVS Caremark	46,300	2,081
Dean Foods*	6,100	95
Dr. Pepper Snapple Group	7,700	318
Estee Lauder, Cl A	8,100	438
General Mills	23,000	881
Hershey	5,600	374
HJ Heinz	11,500	610
Hormel Foods	4,500	135
JM Smucker	4,200	322
Kellogg	8,900	434
Kimberly-Clark	14,000	1,111
Kraft Foods, Cl A	63,600	2,434
Kroger	20,700	456
Lorillard	4,700	581
McCormick	5,000	282
Mead Johnson Nutrition, Cl A	7,300	589
Molson Coors Brewing, Cl B	5,900	227
PepsiCo	56,400	3,827
Philip Morris International	61,800	5,223
Procter & Gamble	98,800	6,154
Reynolds American	12,000	502
Safeway	8,900	169
Sara Lee	21,300	445
Sysco	21,000	586
Tyson Foods, Cl A	9,700	188
Walgreen	31,200	952
Wal-Mart Stores	62,700	4,127
Whole Foods Market	5,800	514

		48,475

Energy — 8.1%
Alpha Natural Resources*	7,300	77
Anadarko Petroleum	17,700	1,080
Apache	13,700	1,115
Baker Hughes	15,700	655
Cabot Oil & Gas	7,900	257
Cameron International*	8,900	406
Chesapeake Energy	23,900	404
Chevron	70,900	6,970
ConocoPhillips	46,000	2,399
Consol Energy	8,300	233
Denbury Resources*	14,300	216
Devon Energy	14,400	857
Diamond Offshore Drilling	2,300	134
EOG Resources	9,600	953
EQT	5,000	232
Exxon Mobil	168,800	13,273

Description	Shares	Market Value ($ Thousands)

FMC Technologies*	8,600	$346
Halliburton	32,900	989
Helmerich & Payne	3,600	163
Hess	10,900	476
Kinder Morgan	15,678	536
Marathon Oil	25,200	628
Marathon Petroleum	12,500	451
Murphy Oil	7,000	326
Nabors Industries*	9,600	130
National Oilwell Varco	15,100	1,008
Newfield Exploration*	4,400	132
Noble	9,200	288
Noble Energy	6,300	532
Occidental Petroleum	29,200	2,315
Peabody Energy	9,900	231
Phillips 66*	22,900	688
Pioneer Natural Resources	4,400	425
QEP Resources	5,900	155
Range Resources	5,700	327
Rowan, Cl A*	4,100	123
Schlumberger	47,900	3,030
Southwestern Energy*	12,600	353
Spectra Energy	23,300	669
Sunoco	3,500	163
Tesoro*	4,600	102
Valero Energy	20,000	422
Williams	22,800	696
WPX Energy*	6,600	97

		45,062

Financials — 10.7%
ACE	12,000	868
Aflac	16,700	669
Allstate	17,900	608
American Express	36,500	2,038
American International Group*	22,700	662
American Tower, Cl A‡	14,100	915
Ameriprise Financial	8,000	383
Aon	11,700	544
Apartment Investment & Management, Cl A‡	5,200	141
Assurant	2,900	97
AvalonBay Communities‡	3,400	475
Bank of America	385,700	2,835
Bank of New York Mellon	43,000	876
BB&T	24,900	752
Berkshire Hathaway, Cl B*	63,100	5,008
BlackRock, Cl A	4,541	776
Boston Properties‡	5,300	545
Capital One Financial	19,700	1,012
CBRE Group, Cl A*	10,900	179
Charles Schwab	38,900	485
Chubb	9,700	699
Cincinnati Financial	5,400	195

176	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Shares	Market Value ($ Thousands)

Citigroup	105,300	$2,792
CME Group, Cl A	2,400	618
Comerica	7,500	228
Discover Financial Services	19,000	629
E*Trade Financial*	8,400	71
Equity Residential‡	10,800	660
Federated Investors, Cl B	3,100	62
Fifth Third Bancorp	33,200	443
First Horizon National	8,500	72
Franklin Resources	5,100	545
Genworth Financial, Cl A*	16,300	85
Goldman Sachs Group	17,600	1,684
Hartford Financial Services Group	16,000	269
HCP‡	14,700	600
Health Care REIT	7,600	421
Host Hotels & Resorts‡	25,600	391
Hudson City Bancorp	17,500	109
Huntington Bancshares	28,600	187
IntercontinentalExchange*	2,600	318
Invesco	16,100	350
JPMorgan Chase	137,000	4,542
Keycorp	35,800	269
Kimco Realty‡	14,900	267
Legg Mason	4,100	104
Leucadia National	6,600	134
Lincoln National	9,700	200
Loews	11,000	428
M&T Bank	4,600	374
Marsh & McLennan	19,500	624
MetLife	37,800	1,104
Moody’s	7,200	263
Morgan Stanley	54,400	727
NASDAQ OMX Group	4,100	90
Northern Trust	8,700	376
NYSE Euronext	8,600	209
People’s United Financial	11,900	138
Plum Creek Timber‡	6,100	223
PNC Financial Services Group	18,800	1,155
Principal Financial Group	11,000	270
Progressive	22,000	478
ProLogis‡	16,500	528
Prudential Financial	16,800	780
Public Storage‡	5,100	681
Regions Financial	51,300	323
Simon Property Group‡	10,900	1,608
SLM	19,100	267
SunTrust Banks	19,200	440
T. Rowe Price Group	9,100	524
Torchmark	3,300	154
Travelers	14,000	875
Unum Group	9,600	192
US Bancorp	67,900	2,112
Ventas‡	10,400	612
Vornado Realty Trust‡	6,600	541

Description	Shares	Market Value ($ Thousands)

Wells Fargo	189,100	$6,061
Weyerhaeuser‡	19,400	386
XL Group, Cl A	10,500	215
Zions Bancorporation	6,100	116

		59,686

Health Care — 9.1%
Abbott Laboratories	56,500	3,491
Aetna	12,600	515
Agilent Technologies	12,500	508
Alexion Pharmaceuticals*	6,600	598
Allergan	10,900	984
AmerisourceBergen	9,400	348
Amgen	28,100	1,953
Baxter International	20,000	1,012
Becton Dickinson	7,500	548
Biogen Idec*	8,500	1,111
Boston Scientific*	52,800	303
Bristol-Myers Squibb	60,000	2,000
C.R. Bard	2,900	282
Cardinal Health	12,400	513
CareFusion*	7,400	179
Celgene*	15,600	1,065
Cerner*	5,400	421
CIGNA	10,300	452
Coventry Health Care	4,700	143
Covidien	17,300	896
DaVita*	3,400	276
Dentsply International	4,700	174
Edwards Lifesciences*	4,200	359
Eli Lilly	36,300	1,487
Express Scripts Holding*	28,400	1,482
Forest Laboratories*	9,700	340
Gilead Sciences*	27,000	1,349
Hospira*	5,500	172
Humana	5,900	451
Intuitive Surgical*	1,400	732
Johnson & Johnson	98,400	6,143
Laboratory Corp of America Holdings*	3,500	292
Life Technologies*	6,500	266
McKesson	8,800	768
Medtronic	37,000	1,363
Merck	109,200	4,104
Mylan Laboratories*	15,500	336
Patterson	2,900	96
PerkinElmer	3,800	101
Perrigo	3,400	353
Pfizer	270,300	5,911
Quest Diagnostics	5,800	330
St. Jude Medical	11,600	446
Stryker	11,600	597
Tenet Healthcare*	13,600	64
Thermo Fisher Scientific	13,100	661
UnitedHealth Group	37,100	2,069

SEI Institutional Investments Trust / Annual Report / May 31, 2012	177

SCHEDULE OF INVESTMENTS

Dynamic Asset Allocation Fund (Continued)

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Varian Medical Systems*	4,100	$241
Waters*	3,000	240
Watson Pharmaceuticals*	4,600	328
WellPoint	12,000	809
Zimmer Holdings	6,400	388

		50,050

Industrials — 8.1%
3M	24,700	2,085
Avery Dennison	3,500	102
Boeing	26,500	1,845
C.H. Robinson Worldwide	5,900	344
Caterpillar	23,000	2,015
Cintas	3,700	137
Cooper Industries, Cl A	5,500	388
CSX	37,600	786
Cummins	6,900	669
Danaher	20,400	1,060
Deere	14,300	1,056
Dover	6,600	373
Dun & Bradstreet	1,600	108
Eaton	12,000	512
Emerson Electric	26,200	1,226
Equifax	4,000	181
Expeditors International of Washington	7,700	295
Fastenal	10,600	469
FedEx	11,200	998
Flowserve	1,800	185
Fluor	6,100	286
General Dynamics	12,800	819
General Electric	379,200	7,239
Goodrich	4,500	566
Honeywell International	27,600	1,536
Illinois Tool Works	17,300	971
Ingersoll-Rand	10,700	442
Iron Mountain	5,700	162
Jacobs Engineering Group*	4,300	153
Joy Global	4,000	224
L-3 Communications Holdings, Cl 3	3,700	252
Lockheed Martin	9,500	787
Masco	11,800	149
Norfolk Southern	11,800	773
Northrop Grumman	9,100	535
Paccar	12,800	481
Pall	4,400	245
Parker Hannifin	5,400	441
Pitney Bowes	6,600	90
Precision Castparts	5,200	864
Quanta Services*	7,000	158
Raytheon	12,200	614
Republic Services, Cl A	11,500	303
Robert Half International	4,700	134

Description	Shares	Market Value ($ Thousands)

Rockwell Automation	4,900	$355
Rockwell Collins	5,400	272
Roper Industries	3,500	354
RR Donnelley & Sons	5,900	63
Ryder System	1,700	73
Snap-on	1,900	115
Southwest Airlines	29,100	263
Stanley Black & Decker	6,100	404
Stericycle*	3,100	270
Textron	10,500	248
Tyco International	16,500	877
Union Pacific	17,100	1,905
United Parcel Service, Cl B	34,500	2,585
United Technologies	32,700	2,423
Waste Management	16,600	538
WW Grainger	2,100	406
Xylem	6,100	155

		44,364

Information Technology — 15.1%
Accenture, Cl A	23,000	1,313
Adobe Systems*	17,700	550
Advanced Micro Devices*	19,400	118
Akamai Technologies*	5,900	173
Altera	11,700	391
Amphenol, Cl A	5,900	314
Analog Devices	10,800	393
Apple*	33,400	19,296
Applied Materials	46,400	479
Autodesk*	8,200	263
Automatic Data Processing	17,500	913
BMC Software*	6,200	262
Broadcom, Cl A	17,600	569
CA	13,200	328
Cisco Systems	193,500	3,160
Citrix Systems*	6,700	490
Cognizant Technology Solutions, Cl A*	10,900	635
Computer Sciences	5,100	136
Corning	54,500	708
Dell*	54,600	673
eBay*	40,700	1,595
Electronic Arts*	11,000	150
EMC*	72,900	1,739
F5 Networks*	2,700	279
Fidelity National Information Services	8,800	288
First Solar*	1,900	24
Fiserv*	5,000	337
FLIR Systems	5,100	109
Google, Cl A*	9,100	5,286
Harris	3,800	151
Hewlett-Packard	70,300	1,594
Intel	179,200	4,630
International Business Machines	41,500	8,005
Intuit	10,600	596

178	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Shares	Market Value ($ Thousands)

Jabil Circuit	6,100	$116
JDS Uniphase*	7,600	77
Juniper Networks*	19,000	327
Kla-Tencor	6,100	280
Lexmark International, Cl A	2,300	58
Linear Technology	8,600	250
LSI*	18,800	125
Mastercard, Cl A	3,800	1,545
Microchip Technology	6,400	198
Micron Technology*	32,700	191
Microsoft	267,600	7,811
Molex	4,500	104
Motorola Solutions	10,600	510
NetApp*	13,100	390
Novellus Systems*	2,300	96
Nvidia*	22,400	278
Oracle	140,700	3,724
Paychex	11,700	351
Qualcomm	60,700	3,479
Red Hat*	7,000	360
SAIC	9,200	102
Salesforce.com*	4,800	665
SanDisk*	8,800	288
Symantec*	26,300	390
TE Connectivity	15,300	481
Teradata*	6,200	412
Teradyne*	6,200	90
Texas Instruments	40,800	1,162
Total System Services	5,300	123
VeriSign*	5,300	203
Visa, Cl A	17,700	2,039
Western Digital*	8,500	267
Western Union	22,400	367
Xerox	48,200	348
Xilinx	9,500	304
Yahoo!*	43,500	663

		84,121

Materials — 2.6%
Air Products & Chemicals	7,600	601
Airgas	2,300	200
Alcoa	38,600	330
Allegheny Technologies	3,500	112
Ball	5,200	208
Bemis	3,400	103
CF Industries Holdings	2,300	393
Cliffs Natural Resources	5,200	249
Dow Chemical	42,200	1,311
E.I. du Pont de Nemours	33,100	1,597
Eastman Chemical	5,000	233
Ecolab	10,400	657
FMC	5,200	265
Freeport-McMoRan Copper & Gold, Cl B	33,800	1,083
International Flavors & Fragrances	2,700	152

Description	Shares	Market Value ($ Thousands)

International Paper	15,700	$458
MeadWestvaco	5,700	157
Monsanto	19,100	1,475
Mosaic	10,700	510
Newmont Mining	17,700	835
Nucor	11,400	408
Owens-Illinois*	5,400	106
PPG Industries	5,500	569
Praxair	10,600	1,126
Sealed Air	6,400	100
Sherwin-Williams	3,100	402
Sigma-Aldrich	4,400	305
Titanium Metals	2,700	31
United States Steel	4,800	97
Vulcan Materials	4,300	149

		14,222

Telecommunication Services — 2.5%
AT&T	212,500	7,261
CenturyLink	22,100	867
Crown Castle International*	9,000	492
Frontier Communications	33,000	123
MetroPCS Communications*	9,700	62
Sprint Nextel*	112,200	288
Verizon Communications	101,800	4,239
Windstream	19,400	182

		13,514

Utilities — 2.9%
AES*	23,600	285
AGL Resources	3,900	146
Ameren	8,900	287
American Electric Power	17,300	666
Centerpoint Energy	15,500	313
CMS Energy	8,500	198
Consolidated Edison	10,500	634
Dominion Resources	20,300	1,057
DTE Energy	6,100	347
Duke Energy	47,700	1,048
Edison International	11,700	526
Entergy	6,400	413
Exelon	30,300	1,121
FirstEnergy	15,000	702
Integrys Energy Group	2,600	141
NextEra Energy	14,900	974
NiSource	10,600	266
Northeast Utilities	11,300	407
NRG Energy*	7,500	115
ONEOK	3,600	299
Pepco Holdings	7,500	143
PG&E	14,800	647
Pinnacle West Capital	3,600	178
PPL	20,800	569
Progress Energy	10,600	581

SEI Institutional Investments Trust / Annual Report / May 31, 2012	179

SCHEDULE OF INVESTMENTS

Dynamic Asset Allocation Fund (Concluded)

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Public Service Enterprise Group	18,200	$568
SCANA	4,400	206
Sempra Energy	8,600	559
Southern	30,800	1,414
TECO Energy	7,200	125
Wisconsin Energy	8,400	318
Xcel Energy	17,600	493

		15,746

Total Common Stock (Cost $450,909) ($ Thousands)		422,841

EXCHANGE-TRADED FUNDS — 18.9%
iShares iBoxx High Yield Fund	591,646	51,929
iShares JPMorgan Emerging Markets Bond Fund	477,161	52,812

Total Exchange-Traded Funds (Cost $108,383) ($ Thousands)		104,741

	Number of Warrants

WARRANT — 0.0%
Kinder Morgan, Expires 02/17/17*	17,664	40

Total Warrant (Cost $34) ($ Thousands)		40

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100%†**	3,706,936	3,707

Total Cash Equivalent (Cost $3,707) ($ Thousands)		3,707

Total Investments — 96.1% (Cost $563,033) ($ Thousands)		$531,329

A list of the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/27/12	EUR	280,334	USD	370,439	$23,729

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	$(346,710)	$370,439	$23,729

Percentages are based on a Net Assets of $552,649 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

Cl	— Class
EUR	— Euro

REIT	— Real Estate Investment Trust

USD	— U.S. Dollar

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$422,841	$—	$—	$422,841
Exchange-Traded Funds	104,741	—	—	104,741
Warrant	40	—	—	40
Cash Equivalent	3,707	—	—	3,707

Total Investments in Securities	$531,329	$—	$—	$531,329

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$23,729	$—	$23,729

*	Forwards contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

180	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund

May 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 49.0%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/17	$4,543	$5,439
2.500%, 07/15/16 (A)	10,990	12,695
2.375%, 01/15/17	2,224	2,588
2.000%, 01/15/14 (A)	2,968	3,106
2.000%, 07/15/14 (A)	10,350	11,049
2.000%, 01/15/16	2,988	3,332
1.875%, 07/15/13 (A)	7,576	7,821
1.875%, 07/15/15 (A)	9,264	10,152
1.625%, 01/15/15	6,998	7,489
1.375%, 07/15/18	117	135
1.250%, 04/15/14	1,317	1,369
0.500%, 04/15/15	2,006	2,093
0.125%, 04/15/16	1,341	1,404

Total U.S. Treasury Obligations (Cost $68,549) ($ Thousands)		68,672

REGISTERED INVESTMENT COMPANY — 16.8%

United States — 16.8%
Credit Suisse Commodity Return Strategy Fund	3,146,814	23,507

Total Registered Investment Company (Cost $28,726) ($ Thousands)		23,507

FOREIGN COMMON STOCK — 14.8%

Australia — 0.8%
BHP Billiton	28,140	873
OneSteel	68,280	70
Rio Tinto	4,230	233

		1,176

Brazil — 0.8%
Petroleo Brasileiro ADR	40,330	789
Petroleo Brasileiro ADR, Cl A	18,830	356

		1,145

Canada — 3.8%
Agrium	6,840	534

Description	Shares	Market Value ($ Thousands)

Allied Properties, Cl Trust Unit‡	4,360	$121
Boardwalk, Cl Trust Unit‡	2,390	136
Cameco	10,960	210
Canadian‡	1,690	64
Cominar‡	3,380	77
Dundee (Canada)‡	5,070	176
Goldcorp	23,990	873
Kinross Gold	63,890	511
Morguard‡	3,380	54
New Gold*	44,220	390
Nexen	19,630	307
Primaris Retail, Cl Trust Unit‡	1,960	43
RioCan, Cl Trust Unit‡	4,591	119
Suncor Energy	32,170	871
Teck Cominco, Cl B	15,970	477
Yamana Gold	22,620	331

		5,294

China — 0.5%
China Petroleum & Chemical	648,000	577
Evergrande Real Estate Group	154,000	84

		661

France — 0.3%
Total	9,310	400

Germany — 0.3%
BASF	5,270	367

Hong Kong — 0.0%
Great Eagle Holdings	20,000	50
Link REIT	770	3

		53

Italy — 0.3%
ENI	23,320	450

Japan — 0.2%
JFE Holdings	18,200	295

Netherlands — 1.8%
Koninklijke DSM	7,810	372
LyondellBasell Industries, Cl A	1	—
Royal Dutch Shell, Cl A	53,019	1,641
Royal Dutch Shell, Cl B	16,801	537

		2,550

Norway — 0.3%
Seadrill	13,560	453

Russia — 0.6%
Gazprom OAO ADR	97,730	857

SEI Institutional Investments Trust / Annual Report / May 31, 2012	181

SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund (Continued)

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Singapore — 0.1%
UOL Group	17,000	$58

South Africa — 0.3%
Exxaro Resources	20,290	448

Switzerland — 0.3%
Transocean	9,310	380

Thailand — 0.4%
Banpu	18,700	264
PTT NVDR	27,800	274

		538

Turkey — 0.1%
Koza Altin Isletmeleri	8,200	139

United Kingdom — 3.9%
Anglo American	27,400	831
BG Group	57,840	1,106
BHP Billiton	10,230	267
BP	282,660	1,718
Ensco, Cl A	4,760	214
Intercontinental Hotels Group	2,660	63
Mondi	29,620	231
Rio Tinto	24,990	1,069

		5,499

Total Foreign Common Stock (Cost $24,039) ($ Thousands)		20,763

COMMON STOCK — 14.4%

Consumer Staples — 0.3%
Bunge	3,670	218
Tyson Foods, Cl A	12,840	249

		467

Energy — 6.2%
Anadarko Petroleum	8,500	519
Cabot Oil & Gas	5,050	164
Chevron	12,570	1,236
Devon Energy	8,730	520
EOG Resources	4,880	485
Exxon Mobil	41,400	3,255
Halliburton	10,540	317
Hess	6,320	276
Marathon Oil	12,560	313
Noble Energy	2,490	210
Occidental Petroleum	10,085	799
Schlumberger	6,880	435

		8,529

Description	Shares	Market Value ($ Thousands)

Financials — 7.1%
American Campus Communities‡	1,860	$82
AvalonBay Communities‡	2,350	328
Boston Properties‡	3,640	375
Brandywine Realty Trust‡	4,940	55
BRE Properties‡	1,830	90
Camden Property Trust‡	1,910	124
Corporate Office Properties Trust‡	1,796	40
CubeSmart‡	4,680	53
DDR‡	6,742	94
Digital Realty Trust‡	4,190	297
Douglas Emmett‡	6,240	134
Duke Realty‡	15,610	216
EastGroup Properties‡	3,470	172
Entertainment Properties Trust‡	1,890	78
Equity Residential‡	7,210	441
Essex Property Trust‡	830	125
Extra Space Storage‡	7,027	199
Federal Realty Investment Trust‡	1,540	151
FelCor Lodging Trust‡*	16,550	69
Forest City Enterprises, Cl A*	3,053	41
General Growth Properties‡	15,360	257
Glimcher Realty Trust‡	9,662	89
HCP‡	7,460	305
Health Care REIT	5,350	297
Host Hotels & Resorts‡	8,900	136
Kilroy Realty‡	2,840	130
LaSalle Hotel Properties‡	7,921	218
Lexington Realty Trust‡	15,641	130
Liberty Property Trust‡	2,940	102
LTC Properties‡	2,300	74
Macerich‡	1,400	80
Mack-Cali Realty‡	2,140	58
National Retail Properties‡	4,740	126
Omega Healthcare Investors‡	5,320	112
Pebblebrook Hotel Trust‡	7,480	164
Post Properties‡	1,330	64
ProLogis‡	11,570	370
PS Business Parks‡	430	28
Public Storage‡	2,790	372
Realty Income‡	2,870	110
Regency Centers‡	3,438	151
Retail Opportunity Investments‡	10,268	123
RLJ Lodging Trust‡	1,650	29
Senior Housing Properties Trust‡	6,660	138
Simon Property Group‡	8,610	1,270
SL Green Realty‡	2,100	158
Sovran Self Storage‡	2,920	144
Strategic Hotels & Resorts‡*	27,220	170
Tanger Factory Outlet Centers‡	5,660	175
Taubman Centers‡	680	50
UDR‡	9,550	247
Ventas‡	8,020	472
Vornado Realty Trust‡	4,520	370

182	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Weingarten Realty Investors‡	3,290	$84

		9,967

Industrials — 0.0%
Iron Mountain	1,890	54

Materials — 0.8%
Commercial Metals	25,810	301
Freeport-McMoRan Copper &
Gold, Cl B	4,090	131
Monsanto	7,570	584
United States Steel	5,810	118

		1,134

Total Common Stock (Cost $19,827) ($ Thousands)		20,151

CORPORATE OBLIGATIONS — 6.5%

Consumer Discretionary — 1.2%
CBS
5.750%, 04/15/20	$145	169
3.375%, 03/01/22	106	106
Comcast
6.450%, 03/15/37	40	49
5.300%, 01/15/14	65	69
DIRECTV Holdings LLC
4.600%, 02/15/21	60	64
3.800%, 03/15/22 (B)	110	110
Interpublic Group of
4.000%, 03/15/22	18	18
Macy’s Retail Holdings
3.875%, 01/15/22	170	177
Marriott International
3.000%, 03/01/19	147	150
News America
6.150%, 02/15/41	75	86
4.500%, 02/15/21	90	97
Omnicom Group
3.625%, 05/01/22	58	59
Time Warner
4.700%, 01/15/21	130	145
Time Warner Cable
4.125%, 02/15/21	65	69
4.000%, 09/01/21	75	78
Viacom
4.500%, 03/01/21	130	145
Wynn Las Vegas LLC
5.375%, 03/15/22 (B)	105	102

		1,693

Consumer Staples — 0.1%
Bunge Finance
4.100%, 03/15/16	125	132

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 1.3%
Anadarko Petroleum
5.950%, 09/15/16	$145	$165
Cimarex Energy
5.875%, 05/01/22	54	55
Energy Transfer Partners
5.950%, 02/01/15	50	55
4.650%, 06/01/21	85	87
Enterprise Products Operating LLC
5.200%, 09/01/20	60	68
Kinder Morgan Energy Partners
4.150%, 03/01/22	48	49
3.950%, 09/01/22	121	122
Marathon Petroleum
5.125%, 03/01/21	107	119
Nabors Industries
9.250%, 01/15/19	84	111
Noble Energy
8.250%, 03/01/19	100	129
ONEOK
4.250%, 02/01/22	170	178
Phillips 66
4.300%, 04/01/22 (B)	175	182
Southwestern Energy
4.100%, 03/15/22 (B)	48	49
Spectra Energy Capital LLC
6.200%, 04/15/18	115	135
Valero Energy
6.125%, 02/01/20	84	98
Weatherford International
5.125%, 09/15/20	155	168

		1,770

Financials — 2.1%
American International Group
6.400%, 12/15/20	60	67
5.600%, 10/18/16	60	65
American Tower‡
5.050%, 09/01/20	145	152
Bank of America
3.875%, 03/22/17	105	104
3.625%, 03/17/16	65	64
Capital One Financial
4.750%, 07/15/21	55	60
Citigroup
6.875%, 03/05/38	40	47
4.500%, 01/14/22	190	195
Fifth Third Bancorp
3.500%, 03/15/22	67	68
Goldman Sachs Group
6.750%, 10/01/37	40	39
5.750%, 01/24/22	110	113
5.375%, 03/15/20	40	41
3.625%, 02/07/16	40	39

SEI Institutional Investments Trust / Annual Report / May 31, 2012	183

SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund (Continued)

May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hartford Financial Services Group
5.500%, 03/30/20	$80	$84
5.125%, 04/15/22	85	87
HCP‡
5.375%, 02/01/21	155	173
Health Care REIT
5.250%, 01/15/22	160	172
Host Hotels & Resorts‡
5.250%, 03/15/22 (B)	70	70
HSBC Finance
6.676%, 01/15/21 (B)	60	65
JPMorgan Chase
6.400%, 05/15/38	40	47
4.500%, 01/24/22	190	203
Markel
7.125%, 09/30/19	115	135
Marsh & McLennan
5.750%, 09/15/15	60	67
4.800%, 07/15/21	65	72
MetLife
7.717%, 02/15/19	50	64
5.700%, 06/15/35	65	77
Morgan Stanley
5.500%, 07/28/21	168	157
4.750%, 04/01/14	40	40
Nationwide Financial Services
5.375%, 03/25/21 (B)	130	137
SLM MTN
7.250%, 01/25/22	165	162

		2,866

Health Care — 0.1%
Humana
6.450%, 06/01/16	115	131

Industrials — 0.4%
BE Aerospace
5.250%, 04/01/22	105	106
CSX
4.750%, 05/30/42	165	169
Republic Services
3.800%, 05/15/18	130	139
Ryder System MTN
3.500%, 06/01/17	130	137
United Technologies
3.100%, 06/01/22	52	54

		605

Information Technology — 0.2%
Hewlett-Packard
4.650%, 12/09/21	73	76
Intel
4.800%, 10/01/41	95	106

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Xerox
4.500%, 05/15/21	$110	$114
2.950%, 03/15/17	22	22

		318

Materials — 0.4%
Alcoa
5.400%, 04/15/21	100	103
Ball
5.000%, 03/15/22	105	106
Dow Chemical
5.900%, 02/15/15	55	62
5.250%, 11/15/41	30	32
4.250%, 11/15/20	65	69
Eastman Chemical
3.600%, 08/15/22	19	19
2.400%, 06/01/17	46	46
International Paper
7.950%, 06/15/18	110	138

		575

Telecommunication Services — 0.3%
AT&T
5.350%, 09/01/40	113	127
U.S. Cellular
6.700%, 12/15/33	70	74
Verizon Communications
7.350%, 04/01/39	125	178

		379

Utilities — 0.4%
CMS Energy
5.050%, 03/15/22	52	54
Constellation Energy Group
5.150%, 12/01/20	60	66
FirstEnergy Solutions
6.800%, 08/15/39	60	65
6.050%, 08/15/21	55	62
MidAmerican Energy Holdings
6.125%, 04/01/36	140	177
Nisource Finance
6.125%, 03/01/22	100	119
Pacific Gas & Electric
4.500%, 12/15/41	65	70

		613

Total Corporate Obligations (Cost $8,948) ($ Thousands)		9,082

184	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 4.1%

Agency Mortgage-Backed Obligations — 1.8%
FHLMC ARM
3.259%, 10/01/39 (C)	$4	$4
FNMA
6.000%, 10/01/40	1,371	1,514
3.500%, 12/01/41	896	942

		2,460

Non-Agency Mortgage-Backed Obligations — 2.3%
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	300	330
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.813%, 05/15/46 (C)	310	343
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	315	343
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/45	345	350
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- C2, Cl A1
2.749%, 11/15/43 (B)	154	159
JPMorgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
5.817%, 06/15/49 (C)	310	335
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	305	343
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/40	310	339
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/38	170	172
Merrill Lynch, Ser 2007-9, Cl A4
5.700%, 09/12/49	300	326
Morgan Stanley Capital I, Ser IQ12, Cl A4
5.332%, 12/15/43	150	169

		3,209

Total Mortgage-Backed Securities (Cost $5,596) ($ Thousands)		5,669

ASSET-BACKED SECURITIES — 3.2%

Automotive — 2.2%
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/14	351	352

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	$89	$89
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/16	170	170
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.070%, 06/15/16	70	70
Exeter Automobile Receivables Trust, Ser 2012-1A
2.020%, 08/15/16 (B)	122	122
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	160	160
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.709%, 01/15/16 (C)	326	327
GE Dealer Floorplan Master Note Trust, Ser 2012-2, Cl A
0.989%, 04/22/19 (C)	255	255
Huntington Auto Trust, Ser 2011- 1A, Cl A3
1.010%, 01/15/16 (B)	135	135
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (B)	111	111
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/14 (B)	195	195
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A2
0.660%, 04/15/14	214	214
Nissan Auto Lease Trust, Ser 2012-A, Cl A2A
0.680%, 07/15/14	155	155
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.710%, 05/15/17 (C)	331	331
Porsche Innovative Lease Owner Trust, Ser 2011-1
1.090%, 09/22/14 (B)	185	185
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
0.830%, 04/15/15	260	260

		3,131

Credit Cards — 0.8%
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.409%, 04/17/17 (C)	285	285

SEI Institutional Investments Trust / Annual Report / May 31, 2012	185

SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund (Continued)

May 31, 2012

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2011-2, Cl A
0.719%, 05/15/19 (C)	$420	$422
Penarth Master Issuer, Ser 2010- 2A, Cl A2
0.990%, 12/18/14 (B) (C)	200	200
Penarth Master Issuer, Ser 2012- 1A, Cl A1
0.810%, 03/18/14 (B) (C)	174	174

		1,081

Other Asset-Backed Securities — 0.2%
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/16 (B)	170	170
CNH Equipment Trust, Ser 2012- A, Cl A3
0.940%, 05/15/17	132	133

		303

Total Asset-Backed Securities (Cost $4,513) ($ Thousands)		4,515

FOREIGN BONDS — 2.7%
AngloGold Ashanti Holdings
5.375%, 04/15/20	95	97
ArcelorMittal
5.500%, 03/01/21	60	57
Asciano Finance
5.000%, 04/07/18 (B)	130	136
Barclays Bank
5.125%, 01/08/20	100	107
BBVA US Senior SAU
3.250%, 05/16/14	135	130
British Telecommunications
5.950%, 01/15/18	145	168
Delhaize Group
6.500%, 06/15/17	115	129
Deutsche Telekom International Finance BV
8.750%, 06/15/30	100	138
4.875%, 03/06/42 (B)	170	163
DNB Bank
3.200%, 04/03/17 (B)	200	202
Encana
3.900%, 11/15/21	170	170
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/16	130	140
Globo Comunicacao e Participacoes
5.307%, 05/11/17 (B) (C)	200	211
HSBC Holdings
5.100%, 04/05/21	40	44
4.000%, 03/30/22	60	61

Description	Face Amount (1) ($ Thousands)/Shares/ Contracts	Market Value ($ Thousands)

KazMunayGas National
7.000%, 05/05/20 (B)	120	$131
Korea National Oil
3.125%, 04/03/17 (B)	200	201
Lloyds TSB Bank
4.200%, 03/28/17	170	170
Perusahaan Listrik Negara
5.500%, 11/22/21 (B)	200	197
Petrobras International Finance
5.750%, 01/20/20	115	125
Petronas Capital
5.250%, 08/12/19 (B)	125	143
Royal Bank of Scotland
4.875%, 03/16/15	100	103
Talent Yield Investments
4.500%, 04/25/22 (B)	200	200
Teck Resources
4.750%, 01/15/22	61	65
Telecom Italia Capital
7.175%, 06/18/19	60	60
5.250%, 10/01/15	65	63
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	176	178
Telefonica Emisiones SAU
5.462%, 02/16/21	70	62
Vodafone Group
6.150%, 02/27/37	140	178

Total Foreign Bonds (Cost $3,841) ($ Thousands)		3,829

PREFERRED STOCK — 0.7%

Materials — 0.7%
Vale ADR, Cl B	55,610	1,008

Total Preferred Stock (Cost $1,300) ($ Thousands)		1,008

U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
FHLMC
2.375%, 01/13/22	746	768

Total U.S. Government Agency Obligation (Cost $742) ($ Thousands)		768

PURCHASED OPTIONS — 0.2%

United States — 0.2%
July 2012 SPX U.S. Index, Expires 07/21/12, Strike Price: $1,275*	15	43
September 2012 SPX U.S. Index, Expires 09/22/12, Strike Price: $1,275*	9	48

186	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Description	Contracts/Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

December 2012 SPX U.S. Index, Expires 12/22/12, Strike Price: $1,275*	21	$168

Total Purchased Options (Cost $297) ($ Thousands)		259

SOVEREIGN DEBT — 0.1%
State of Qatar
4.50%, 01/20/22 (B)	200	215

Total Sovereign Debt (Cost $210) ($ Thousands)		215

Total Investments — 113.1% (Cost $166,588) ($ Thousands)		$158,438

WRITTEN OPTIONS — 0.1%

United States — 0.1%
July 2012 SPX U.S. Index, Expires 07/21/12, Strike Price: $1,075*	(15)	(7)
September 2012 SPX U.S. Index, Expires 09/22/12, Strike Price: $1,075*	(9)	(14)
December 2012 SPX U.S. Index, Expires 12/22/12, Strike Price: $1,075*	(21)	(72)

Total Written Options (Premiums Received $102) ($ Thousands)		$(93)

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 2-Year Treasury Note	(6)	Sep-2012	$(1)
U.S. 5-Year Treasury Note	(8)	Sep-2012	(3)
U.S. 10-Year Treasury Note	(37)	Sep-2012	(51)
U.S. Long Treasury Bond	(12)	Sep-2012	(34)

			$(89)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
6/4/12-6/15/12	CNY	38,158	USD	6,023	$32
6/4/12-7/10/12	USD	8,153	CNY	51,624	(49)
6/5/12	USD	2,056	BRL	4,161	(2)
6/5/12-7/3/12	BRL	8,322	USD	4,226	129
6/15/12	AUD	3,981	USD	4,029	173
6/15/12	CAD	9,510	USD	9,468	289
6/15/12	CHF	227	USD	246	12
6/15/12	EUR	4,768	USD	6,208	313
6/15/12	GBP	6,270	USD	10,020	371
6/15/12	HKD	1,388	USD	179	—
6/15/12	JPY	144,069	USD	1,765	(73)
6/15/12	NOK	1,812	USD	310	14
6/15/12	RUB	25,320	USD	838	84
6/15/12	SGD	158	USD	127	4
6/15/12	THB	16,438	USD	529	12
6/15/12	TRY	273	USD	151	5
6/15/12	USD	378	CAD	380	(11)
6/15/12	USD	3,819	GBP	2,409	(112)
6/15/12	USD	85	HKD	657	—
6/15/12	USD	1,382	JPY	111,026	35
6/15/12	USD	66	SGD	84	(1)
6/15/12	ZAR	2,118	USD	266	19

					$1,244

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(296)	$310	$14
Brown Brothers Harriman	(13,223)	13,237	14
Citigroup	(1,080)	1,123	43
CSFB	(8,928)	9,022	94
Deutsche Bank	(11,537)	11,883	346
HSBC	(558)	571	13
JPMorgan Chase	(247)	266	19
Royal Bank of Canada	(398)	380	(18)
Royal Bank of Scotland	(7,589)	7,875	286
Standard Chartered Bank	(5,507)	5,494	(13)
UBS	(9,576)	10,022	446

			$1,244

For the year ended May 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	187

SCHEDULE OF INVESTMENTS

Multi-Asset Real Return Fund (Concluded)

May 31, 2012

A list of the open swap agreements held by the Fund at May 31, 2012, is as follows:

Credit Default Swap
Counterparty	Reference Entity	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Unrealized Appreciation ($ Thousands)
Morgan Stanley	CDX.NA.IG.17-V1 Index	Sell	1.00%	12/20/16	$(890)	$11

Total Return Swaps
Counterparty	Reference Entity	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 11 Bps	08/15/12	$5,827	$83
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 11 Bps	08/15/12	5,650	80
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 11 Bps	08/15/12	681	10
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 8 Bps	08/15/12	1,319	19
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 4 Bps	08/15/12	1,574	22
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 6.5 Bps	09/17/12	776	11
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 10 Bps	10/15/12	115	2
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Minus 6 Bps	10/15/12	483	7
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 6 Bps	12/17/12	1,167	16
Barclays Bank PLC	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 3 Bps	12/17/12	251	4
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 16 Bps	04/15/13	456	6
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 15 Bps	04/15/13	1,135	16
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 12 Bps	05/15/13	801	11
Morgan Stanley	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 12 Bps	05/15/13	501	15
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 12 Bps	05/15/13	196	3
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month LIBOR Plus 13 Bps	06/17/13	375	(3)

						$302

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3 Month LIBOR	02/21/17	$500	$(5)
Credit Suisse	3 Month LIBOR	2.09%	03/12/22	250	9
JPMorgan Chase	0.69%	3 Month LIBOR	10/13/13	4,910	(7)
JPMorgan Chase	2.08%	3 Month LIBOR	04/26/22	590	(19)
Morgan Stanley	0.56%	3 Month LIBOR	03/12/14	3,880	2
Morgan Stanley	3 Month CAD LIBOR	2.54%	04/24/22	CAD 750	32
Morgan Stanley	2.81%	3 Month LIBOR	02/21/42	450	(44)
Morgan Stanley	2.80%	3 Month LIBOR	03/06/42	330	(31)

					$(63)

For the year ended May 31, 2012, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $140,063 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts and open reverse repurchase agreements.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

Bps — Basis Points

CAD — Canadian Dollar

CDX.NA.IG — Credit Derivatives Index — North American Investment Grade

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

S&P — Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

188	SEI Institutional Investments Trust / Annual Report / May 31, 2012

SPX — Standard & Poor’s 500 Index

THB — Thai Baht

TRY — New Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$68,672	$—	$68,672
Registered Investment Company	23,507	—	—	23,507
Foreign Common Stock	20,763	—	—	20,763
Common Stock	20,151	—	—	20,151
Corporate Obligations	—	9,082	—	9,082
Mortgage-Backed Securities	—	5,669	—	5,669
Asset-Backed Securities	—	4,515	—	4,515
Foreign Bonds	—	3,829	—	3,829
Preferred Stock	1,008	—	—	1,008
U.S. Government Agency Obligation	—	768	—	768
Purchased Options	259	—	—	259
Sovereign Debt	—	215	—	215

Total Investments in Securities	$65,688	$92,750	$—	$158,438

Securities Sold Short	Level 1	Level 2	Level 3	Total
Written Options	$(93)	$—	$—	$(93)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(89)	$—	$—	$(89)
Forwards Contracts*	—	1,244	—	1,244
Credit Default Swaps*	—	11	—	11
Total Return Swaps*	—	302	—	302
Interest Rate Swaps*	—	(63)	—	(63)
Reverse Repurchase Agreements	—	23,477	—	23,477

Total Other Financial Instruments	$(89)	$24,971	$—	$24,882

*	Futures and forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	189

Statements of Assets and Liabilities ($ Thousands)

May 31, 2012

	Large Cap Fund		Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
ASSETS:
Investments, at value†	$1,717,355	*	$ 309,747	$4,668,603	*
Affiliated investment, at value††	179,809		10,051	1,085,181
Cash	2,798		939	1,510
Foreign currency, at value†††	—		—	—
Receivable for fund shares sold	131,394		289	24,578
Receivable for investment securities sold	9,397		2,187	312,417
Dividends and interest receivable	3,590		750	13,052
Receivable for variation margin	20		4	424
Foreign tax reclaim receivable	1		1	2
Unrealized gain on foreign spot currency contracts	—		—	—
Unrealized gain on forward foreign currency contracts	—		—	—
Prepaid expenses	9		2	39
Total Assets	2,044,373		323,970	6,105,806
LIABILITIES:
Payable upon return on securities loaned	130,859		—	298,225
Payable to custodian	—		—	—
Payable for investment securities purchased	132,709		2,790	37,392
Payable for fund shares redeemed	6,183		176	332,691
Payable for variation margin	15		—	4
Unrealized loss on foreign spot currency contracts	—		—	—
Unrealized loss on forward foreign currency contracts	—		—	—
Investment advisory fees payable	350		82	855
Chief Compliance Officer fees payable	4		1	16
Accrued expense payable	75		14	233
Total Liabilites	270,195		3,063	669,416
Net Assets	$1,774,178		$ 320,907	$5,436,390
†Cost of investments	1,539,982		290,621	4,414,515
††Cost of affiliated investments	180,704		10,051	1,257,127
†††Cost of foreign currency	—		—	—
* Includes market value of securities on loan	123,579		—	290,646
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,597,941		$ 420,322	$6,237,393
Undistributed net investment income	5,122		1,216	18,169
Accumulated net realized gain (loss) on investments, option contracts, futures contracts, securities sold short, swap contracts and foreign currency	(3,530)		(119,300)	(870,653)
Net unrealized appreciation (depreciation) on investments and option contracts	176,478		19,126	82,142
Net unrealized depreciation on futures contracts	(1,833)		(457)	(30,661)
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—	—
Net Assets	$1,774,178		$ 320,907	$5,436,390
Net Asset Value, Offering and Redemption Price Per Share — Class A	$17.07		$9.41	$10.58
	($1,774,178,186÷ 103,960,169 shares	)	($320,907,271÷ 34,099,006 shares )	($5,436,390,248÷ 513,850,613 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

190	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Large Cap Index Fund		Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund	International Equity Fund

$1,223,802	*	$ 733,141 *	$56,008	$1,913,306	*	$708,600	$ 328,167 *
164,938		232,705	1,834	589,864		10,277	20,489
1,007		—	—	—		—	—
—		—	—	—		25	726
9,013		25,947	10,135	9,636		1,263	14,633
3,312		23,787	160	15,875		894	16,981
2,947		430	33	1,455		2,088	1,874
5		63	6	21		3	3
—		—	—	—		—	801
—		—	—	—		—	3,172
—		—	—	—		—	122
6		4	—	11		2	2
1,405,030		1,016,077	68,176	2,530,168		723,152	386,970

125,198		203,999	—	530,508		—	16,702
—		—	—	—		—	220
17,965		52,645	6,081	16,322		585	2,811
6,099		5,826	—	1,043		254	39,048
—		—	—	6		—	61
—		—	—	—		—	3,167
—		—	—	2		—	—
22		337	23	842		176	132
3		2	—	5		2	1
74		36	6	82		53	132
149,361		262,845	6,110	548,810		1,070	62,274
$1,255,669		$ 753,232	$62,066	$1,981,358		$722,082	$ 324,696
1,084,616		752,601	58,015	1,866,023		676,402	376,307
166,034		238,816	1,834	598,343		10,277	21,265
—		—	—	—		26	741
125,143		197,048	—	512,781		—	15,672

$1,113,181		$ 993,910	$64,135	$1,974,078		$681,132	$ 790,106
4,580		2,209	81	8,634		2,688	6,204
3,249		(215,306)	(120)	(38,614)		6,265	(421,918)
138,090		(25,571)	(2,007)	38,804		32,198	(48,916)
(3,431)		(2,010)	(23)	(1,544)		(199)	(671)
—		—	—	—		(2)	(109)
$1,255,669		$ 753,232	$62,066	$1,981,358		$722,082	$ 324,696
$113.85		$12.04	$9.62	$12.34		$11.39	$6.20
($1,255,669,023 ÷ 11,029,282 shares	)	($753,231,525÷ 62,556,639 shares )	($62,066,454 ÷ 6,453,575 shares )	($1,981,357,896 ÷ 160,543,942 shares	)	($722,081,821 ÷ 63,394,834 shares )	($324,696,351 ÷ 52,399,284 shares )

SEI Institutional Investments Trust / Annual Report / May 31, 2012	191

Statements of Assets and Liabilities ($ Thousands)

May 31, 2012

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund	Core Fixed Income Fund
ASSETS:
Investments, at value†	$4,283,168 *	$47,267	$94,496	$7,179,689 *
Affiliated investment, at value††	571,168	460	129,039	769,442
Repurchase agreements	—	—	—	—
Cash	71,545	441	1,576	1,968
Foreign currency, at value†††	10,673	71	—	1,162
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	—	—	45	1,945
Receivable for fund shares sold	148,994	448	54	47,107
Receivable for investment securities sold	15,562	1,032	330	485,938
Dividends and interest receivable	20,962	167	464	37,894
Receivable for variation margin	640	3	1	121
Foreign tax reclaim receivable	3,382	65	—	—
Unrealized gain on foreign spot currency contracts	10,792	161	—	—
Unrealized gain on forward foreign currency contracts	3,649	64	—	2,258
Swap contracts, at value††††	—	—	—	2,057
Prepaid expenses	26	—	1	37
Total Assets	5,140,561	50,179	226,006	8,529,618
LIABILITIES:
Payable upon return on securities loaned	471,926	—	—	304,258
Payable for investment securities purchased	18,714	164	6,715	1,097,917
Payable for fund shares redeemed	12,585	1,027	244	38,598
Income distribution payable	—	—	—	585
Swap contracts, at value††††	—	—	—	2,629
Options written, at value†††††	—	—	—	803
Reverse repurchase agreements	—	—	—	—
Payable to custodian	—	—	—	—
Payable for variation margin	434	10	2	1,740
Unrealized loss on foreign spot currency contracts	10,779	160	—	—
Unrealized loss on forward foreign currency contracts	—	—	—	696
Investment advisory fees payable	1,751	28	71	799
Chief Compliance Officer fees payable	12	—	1	17
Accrued expense payable	426	34	14	259
Total Liabilities	516,627	1,423	7,047	1,448,301
Net Assets	$4,623,934	$48,756	$218,959	$7,081,317
†Cost of investments and repurchase agreements	4,605,180	52,240	97,194	6,916,717
††Cost of affiliated investments	574,762	460	145,492	778,489
†††Cost of foreign currency	11,051	77	—	1,211
††††Swap premiums received	—	—	—	4,281
†††††Option premiums received	—	—	—	1,021
* Includes market value of securities on loan	450,476	—	—	297,263
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$5,581,441	$70,789	$265,382	$6,878,118
Undistributed (distribution in excess of) net investment income	56,700	508	6,855	(5,117)
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, securities sold short, swap contracts and foreign currency	(676,911)	(17,543)	(34,120)	(37,738)
Net unrealized appreciation (depreciation) on investments and option contracts	(325,606)	(4,973)	(19,151)	254,143
Net unrealized appreciation (depreciation) on futures contracts	(14,970)	(83)	(7)	(4,722)
Net unrealized appreciation (depreciation) on swap contracts	—	—	—	(4,853)
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	3,280	58	—	1,486
Net Assets	$4,623,934	$48,756	$218,959	$7,081,317
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.24	$7.02	$7.97	$10.63
	($4,623,934,143 ÷ 500,528,948 shares )	($48,756,403 ÷ 6,943,689 shares )	($218,959,414 ÷ 27,471,615 shares )	($7,081,316,656 ÷ 666,071,661 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

192	SEI Institutional Investments Trust / Annual Report / May 31, 2012

High Yield Bond Fund	Long Duration Fund		Ultra Short Duration Bond Fund	Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$1,855,980	$5,373,294		$295,020	$1,087,669	*	$281,197		$527,622	$158,438
36,950	147,478		2,808	256		—		3,707	—
—	—		11,300	—		—		—	—
693	—		443	—		—		401	2,953
—	—		—	167		—		—	100
—	—		25	1,589		—		—	12
8,183	68,358		33	8,785		163		2,290	456
9,124	54,825		5,863	1,297		—		3,877	57
33,315	53,637		902	18,791		1,085		1,076	798
—	972		—	6		—		—	—
—	—		—	—		—		1	2
—	—		—	3,079		—		—	—
—	—		—	5,338		—		23,729	1,492
944	436		—	—		—		—	305
6	23		3	3		2		3	—
1,945,195	5,699,023		316,397	1,126,980		282,447		562,706	164,613

—	—		—	465		—		—	—
20,373	120,725		17,819	3,455		—		3,684	536
9,015	79,310		296	2,367		530		6,122	51
383	130		4	—		—		—	—
—	—		—	—		—		—	70
—	—		—	—		—		—	93
—	—		—	—		—		—	23,477
—	—		—	778		—		—	—
—	461		4	34		—		—	17
—	—		—	3,078		—		—	—
—	—		—	1,303		—		—	248
536	734		37	496		45		222	34
5	12		1	3		1		1	—
103	276		13	83		10		28	24
30,415	201,648		18,174	12,062		586		10,057	24,550
$1,914,780	$5,497,375		$298,223	$1,114,918		$281,861		$552,649	$140,063
1,838,684	4,827,797		306,999	1,046,292		274,969		559,326	166,588
36,950	147,478		2,808	465		—		3,707	—
—	—		—	162		—		—	102
—	316		—	—		—		—	(15)
—	—		—	—		—		—	(102)
—	—		—	389		—		—	—

$1,945,274	$4,897,929		$299,631	$1,056,160		$270,311		$530,709	$149,354
2,053	12		(33)	7,259		3,155		(492)	(279)
(49,436)	52,501		(683)	6,841		2,167		30,407	(2,272)
17,296	545,497		(679)	41,168		6,228		(31,704)	(8,141)
—	1,316		(13)	(304)		—		—	(89)
(407)	120		—	—		—		—	250
—	—		—	3,794		—		23,729	1,240
$1,914,780	$5,497,375		$298,223	$1,114,918		$281,861		$552,649	$140,063
$9.30	$9.65		$9.95	$11.22		$10.29		$11.14	$9.25
($1,914,780,230 ÷ 205,949,422 shares )	($5,497,374,811 ÷ 569,534,372 shares	)	($298,223,214 ÷ 29,957,367 shares )	($1,114,918,180 ÷ 99,361,641 shares	)	($281,861,462 ÷ 27,389,003 shares	)	($552,649,150÷ 49,607,727 shares )	($140,062,862 ÷ 15,137,165 shares )

SEI Institutional Investments Trust / Annual Report / May 31, 2012	193

Statements of Operations ($ Thousands)

For the year ended May 31, 2012

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
Investment Income
Dividends	$27,450	$5,598	$114,359
Dividends from Affiliated Registered Investment Company	27	4	137
Interest Income	4	—	58
Security Lending Income — Net	403	—	589
Less: Foreign Taxes Withheld	(99)	(28)	(60)
	27,785	5,574	115,083
Expenses:
Investment Advisory Fees	6,451	1,307	26,838
Administration Fees	806	163	3,355
Trustee Fees	16	3	69
Chief Compliance Officer Fees	8	2	29
Custodian/Wire Agent Fees	91	18	371
Professional Fees	66	13	255
Printing Fees	16	3	60
Registration Fees	14	1	42
Interest Expense	1	—	1
Overdraft Fees	—	—	—
Other Expenses	44	16	206
Total Expenses	7,513	1,526	31,226
Less:
Waiver of Investment Advisory Fees	(2,498)	(334)	(15,389)
Waiver of Administration Fees	(806)	(163)	(3,355)
Fees Paid Indirectly(1)	(75)	(9)	(247)
Net Expenses	4,134	1,020	12,235
Net Investment Income	23,651	4,554	102,848
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	63,872	20,920	732,362
Affiliated Investments	—	—	30,438
Futures Contracts	6,185	275	44,400
Foreign Currency Transactions	(41)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(99,395)	(27,187)	(910,950)
Affiliated Investments	(307)	—	(15,370)
Futures Contracts	(3,333)	(583)	(55,910)
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—
Net Increase (Decrease) in Net Assets Resulting From Operations	$(9,368)	$(2,021)	$(72,182)

(1)	See Note 5 in the Notes to Financial Statements.
(2)	Commenced operations on April 10, 2012.
(3)	Includes realized gain of $4,996 ($ Thousands) from in-kind redemptions (see Note 10).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

194	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Large Cap Index Fund	Small Cap Fund	Small Cap II Fund(2)	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund	International Equity Fund

$18,856	$8,509	$123	$23,476	$9,348	$12,974
2	15	—	33	6	3
19	90	—	275	1	2
175	1,220	—	2,359	—	456
(21)	(17)	—	(52)	(54)	(1,179)
19,031	9,817	123	26,091	9,301	12,256

1,562	4,514	48	13,447	2,329	2,117
459	347	4	1,034	179	210
8	7	—	21	3	4
3	3	—	9	3	2
52	39	1	114	19	261
43	28	1	82	19	26
10	7	—	19	5	4
31	7	3	7	31	2
—	—	—	—	—	—
—	—	—	—	—	20
32	28	1	63	11	83
2,200	4,980	58	14,796	2,599	2,729

(1,182)	(876)	(10)	(3,397)	(1,163)	(642)
(459)	(347)	(4)	(1,034)	(179)	(210)
(12)	(41)	—	(163)	—	—
547	3,716	44	10,202	1,257	1,877
18,484	6,101	79	15,889	8,044	10,379

51,338	57,199	(118)	176,810 (3)	8,067	(16,126)
—	—	—	—	—	—
2,033	2,634	—	2,540	701	(1,693)
—	(4)	—	(54)	20	(648)

(76,555)	(125,948)	(2,007)	(380,606)	5,176	(107,502)
(544)	(497)	(23)	(1,017)	—	38
(4,391)	(2,382)	—	(2,917)	(276)	(641)
—	—	—	—	(2)	(5)
$(9,635)	$(62,897)	$(2,069)	$(189,355)	$21,730	$(116,198)

SEI Institutional Investments Trust / Annual Report / May 31, 2012	195

Statements of Operations ($ Thousands)

For the year ended May 31, 2012

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund	Core Fixed Income Fund
Investment Income
Dividends	$132,450	$1,291	$—	$—
Dividends from Affiliated Registered Investment Company	68	1	5	191
Interest Income	17	1	5,766	219,733
Security Lending Income — Net	5,170	—	—	478
Less: Foreign Taxes Withheld	(10,284)	(116)	—	(15)
	127,421	1,177	5,771	220,387
Expenses:
Investment Advisory Fees	25,716	323	1,106	19,744
Administration Fees	2,338	25	123	3,291
Trustee Fees	47	1	3	64
Chief Compliance Officer Fees	22	—	1	34
Custodian/Wire Agent Fees	705	61	14	361
Professional Fees	214	10	9	266
Printing Fees	43	1	2	63
Registration Fees	40	1	4	44
Interest Expense	—	—	—	—
Overdraft Fees	66	1	—	—
Other Expenses	185	41	35	195
Total Expenses	29,376	464	1,297	24,062
Reimbursement of Investment
Advisory Fees previously waived	—	—	—	—
Less:
Waiver of Investment Advisory Fees	(5,872)	(73)	(157)	(11,494)
Waiver of Administration Fees	(2,338)	(25)	(123)	(3,291)
Fees Paid Indirectly(1)	(73)	—	—	—
Net Expenses	21,093	366	1,017	9,277
Net Investment Income (Loss)	106,328	811	4,754	211,110
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(116,880)	(679)	178	208,010
Affiliated Investments	—	—	810	—
Futures Contracts	7,004	85	(291)	(30,556)
Written Options	—	—	—	1,526
Swap Contracts	—	—	—	(15,726)
Foreign Currency Transactions	(4,166)	6	—	3,946
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(972,305)	(11,533)	(2,831)	129,122
Affiliated Investments	(870)	—	1,676	(516)
Futures Contracts	(16,403)	(102)	8	(3,307)
Written Options	—	—	—	315
Swap Contracts	—	—	—	6,148
Foreign Capital Gains Tax	126	—	—	—
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,877	44	—	1,067
Net Increase (Decrease) in Net Assets Resulting From Operations	$(994,289)	$(11,368)	$4,304	$511,139

(1)	See Note 5 in the Notes to Financial Statements.
(2)	Commenced operations on July 29, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

196	SEI Institutional Investments Trust / Annual Report / May 31, 2012

High Yield Bond Fund	Long Duration Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund	Real Return Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund(2)

$642	$—	$—	$—	$—	$1,656	$965
28	52	—	—	—	146	—
162,950	182,694	5,575	74,108	8,752	128	760
—	—	—	18	—	—	—
(17)	—	(1)	—	—	(1)	(33)
163,603	182,746	5,574	74,126	8,752	1,929	1,692

9,593	11,804	640	9,041	654	2,905	567
984	1,967	213	532	149	242	52
19	36	4	11	3	4	1
10	23	2	6	1	3	1
109	216	25	91	6	27	26
81	174	15	38	11	20	4
20	42	4	10	3	5	1
7	102	2	9	1	12	8
1	—	—	—	—	—	21
—	—	—	7	—	—	—
178	202	8	132	11	13	2
11,002	14,566	913	9,877	839	3,231	683
—	—	1	—	—	—	—

(3,109)	(4,694)	—	(3,477)	(92)	(563)	(206)
(984)	(1,967)	(213)	(532)	(149)	(242)	(52)
—	—	—	—	—	—	—
6,909	7,905	701	5,868	598	2,426	425
156,694	174,841	4,873	68,258	8,154	(497)	1,267

38,413	269,474	1,431	26,472	7,901	1,209	(1,749)
(1,921)	—	—	—	—	—	—
—	25,027	(1,377)	(2,186)	16	41,130	(495)
—	—	—	—	—	—	(15)
(846)	163	—	418	—	—	(1,589)
—	—	—	(142)	—	—	196

(88,510)	315,753	(829)	(49,702)	(9,367)	(31,712)	(8,150)
—	—	—	5	—	—	—
—	3,643	98	(279)	—	(11,912)	(89)
—	—	—	—	—	—	9
1,426	120	—	(450)	—	—	250
—	—	—	—	—	—	—
—	—	—	3,983	—	23,729	1,240
$105,256	$789,021	$4,196	$46,377	$6,704	$21,947	$(9,125)

SEI Institutional Investments Trust / Annual Report / May 31, 2012	197

Statements of Changes in Net Assets ($ Thousands)

For the years or periods ended May 31,

	Large Cap Fund		Large Cap Diversified Alpha Fund
	2012	2011	2012	2011
Operations:
Net Investment Income	$23,651	$19,855	$4,554	$4,660
Net Realized Gain (Loss) from Investments, Affiliated Investments and Futures Contracts	70,057	106,580	21,195	35,602
Net Realized Loss on Foreign Currency Transactions	(41)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Futures Contracts	(103,035)	214,966	(27,770)	44,228
Net Change in Unrealized Appreciation on Foreign Currency Transactions and Transactions of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,368)	341,401	(2,021)	84,490
Dividends and Distributions From:
Net Investment Income:
Class A	(22,774)	(19,157)	(3,329)	(6,446)
Net Realized Gains:
Class A	(66,801)	—	—	—
Total Dividends and Distributions	(89,575)	(19,157)	(3,329)	(6,446)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	728,348	591,342 (2)	50,166	57,093
Reinvestment of Dividends & Distributions	87,922	18,866	2,988	5,368
Cost of Shares Redeemed	(559,756)	(546,227)	(91,077)	(128,825)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	256,514	63,981	(37,923)	(66,364)
Net Increase (Decrease) in Net Assets	157,571	386,225	(43,273)	11,680
Net Assets:
Beginning of Period	1,616,607	1,230,382	364,180	352,500
End of Period	$1,774,178	$1,616,607	$320,907	$364,180
Undistributed Net Investment Income Included in Net Assets at Period End	$5,122	$4,171	$1,216	$—
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Includes subscriptions/redemptions as a result of an in-kind transfer of securities (see Note 10).
(3)	Commenced operations on April 10, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

198	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Large Cap Disciplined Equity Fund		Large Cap Index Fund		Small Cap Fund			Small Cap II Fund(3)
2012	2011	2012	2011	2012	2011		2012

$102,848	$115,542	$18,484	$10,788	$6,101	$7,961		$79
807,200	854,105	53,371	(6,346)	59,833	304,274		(118)
—	—	—	—	(4)	(38)		—
(982,230)	760,090	(81,490)	126,009	(128,827)	(49,725)		(2,030)
—	—	—	—	—	1		—
(72,182)	1,729,737	(9,635)	130,451	(62,897)	262,473		(2,069)

(106,581)	(166,228)	(16,211)	(10,513)	(4,874)	(10,045)		—

—	—	—	—	—	—		—
(106,581)	(166,228)	(16,211)	(10,513)	(4,874)	(10,045)		—

1,161,661	1,560,223	721,565 (2)	246,729	332,632	225,296		64,135
105,099	163,690	15,668	10,184	4,151	8,883		—
(3,425,587)	(2,474,204)	(225,853)	(115,836)	(238,605)	(1,103,530	)(2)	—
(2,158,827)	(750,291)	511,380	141,077	98,178	(869,351)		64,135
(2,337,590)	813,218	485,534	261,015	30,407	(616,923)		62,066

7,773,980	6,960,762	770,135	509,120	722,825	1,339,748		—
$5,436,390	$7,773,980	$1,255,669	$770,135	$753,232	$722,825		$62,066
$18,169	$3,140	$4,580	$2,178	$2,209	$325		$81

SEI Institutional Investments Trust / Annual Report / May 31, 2012	199

Statements of Changes in Net Assets ($ Thousands)

For the years ended May 31,

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund
	2012	2011	2012	2011
Operations:
Net Investment Income	$15,889	$14,553	$8,044	$2,916
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts and Swap Contracts	179,350	405,720	8,768	46,574
Net Realized Gain (Loss) on Foreign Currency Transactions	(54)	(455)	20	1
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Future Contracts and Swap Contracts	(384,540)	133,639	4,900	(10,653)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Cap Gains Tax	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	3	(2)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(189,355)	553,460	21,730	38,838
Dividends and Distributions From:
Net Investment Income:
Class A	(15,466)	(10,170)	(5,773)	(3,434)
Net Realized Gains:
Class A	—	—	(25,157)	(19,896)
Total Dividends and Distributions	(15,466)	(10,170)	(30,930)	(23,330)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	425,868	606,822	671,544	44,630
Reinvestment of Dividends & Distributions	15,310	10,055	30,591	23,067
Cost of Shares Redeemed	(570,081)	(909,528)	(104,664)	(204,488	)(2)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(128,903)	(292,651)	597,471	(136,791)
Net Increase (Decrease) in Net Assets	(333,724)	250,639	588,271	(121,283)
Net Assets:
Beginning of Year	2,315,082	2,064,443	133,811	255,094
End of Year	$1,981,358	$2,315,082	$722,082	$133,811
Undistributed Net Investment Income Included in Net Assets at Year End	$8,634	$6,997	$2,688	$333
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Includes redemptions as a result of an in-kind transfer of securities (see Note 10).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

200	SEI Institutional Investments Trust / Annual Report / May 31, 2012

International Equity Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund
2012	2011	2012	2011	2012	2011	2012	2011

$10,379	$14,060	$106,328	$97,293	$811	$948	$4,754	$2,692
(17,819)	60,595	(109,876)	380,241	(594)	7,774	697	(1,262)
(648)	(6,136)	(4,166)	(22,943)	6	(93)	—	—
(108,105)	93,026	(989,578)	762,360	(11,635)	9,850	(1,147)	6,416
—	—	126	(14)	—	—	—	—
(5)	208	2,877	468	44	17	—	—
(116,198)	161,753	(994,289)	1,217,405	(11,368)	18,496	4,304	7,846

(9,424)	(22,384)	(92,739)	(82,847)	(992)	(1,216)	(5,179)	(3,019)

—	—	—	—	—	—	—	—
(9,424)	(22,384)	(92,739)	(82,847)	(992)	(1,216)	(5,179)	(3,019)

106,213	83,444	1,951,943	1,352,139	16,382	9,127	15,632	194,729
8,534	19,996	90,489	80,707	806	1,081	5,015	2,853
(210,941)	(301,776)	(1,460,559)	(1,150,929)	(10,916)	(41,387)	(96,090)	(22,651)
(96,194)	(198,336)	581,873	281,917	6,272	(31,179)	(75,443)	174,931
(221,816)	(58,967)	(505,155)	1,416,475	(6,088)	(13,899)	(76,318)	179,758

546,512	605,479	5,129,089	3,712,614	54,844	68,743	295,277	115,519
$324,696	$546,512	$4,623,934	$5,129,089	$48,756	$54,844	$218,959	$295,277
$6,204	$5,637	$56,700	$45,254	$508	$590	$6,855	$4,196

SEI Institutional Investments Trust / Annual Report / May 31, 2012	201

Statements of Changes in Net Assets ($ Thousands)

For the years or periods ended May 31,

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net Investment Income (Loss)	$211,110	$218,860	$156,694	$158,503	$174,841	$146,800
Net Realized Gain (Loss) from Investments, Affiliated Investments, Written Options, Futures Contracts and Swap Contracts	163,254	88,477	35,646	77,298	294,664	91,481
Net Realized Gain (Loss) on Foreign Currency Transactions	3,946	(1,844)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options, Futures Contracts and Swap Contracts	131,762	169,016	(87,084)	87,877	319,516	74,924
Net Change in Unrealized Appreciation on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1,067	281	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	511,139	474,790	105,256	323,678	789,021	313,205
Dividends and Distributions From:
Net Investment Income:
Class A	(225,294)	(228,272)	(153,356)	(154,212)	(174,335)	(143,104)
Net Realized Gains:
Class A	(122,557)	(221,862)	(3,009)	(974)	(218,280)	(103,135)
Total Dividends and Distributions	(347,851)	(450,134)	(156,365)	(155,186)	(392,615)	(246,239)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	1,895,597	2,335,978	692,062	637,137	2,181,318 (2)	1,051,417
Reinvestment of Dividends & Distributions	334,995	420,406	152,411	150,486	388,384	242,862
Cost of Shares Redeemed	(2,073,962)	(1,725,349)	(817,607)	(651,700)	(991,887)	(574,278)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	156,630	1,031,035	26,866	135,923	1,577,815	720,001
Net Increase (Decrease) in Net Assets	319,918	1,055,691	(24,243)	304,415	1,974,221	786,967
Net Assets:
Beginning of Period	6,761,399	5,705,708	1,939,023	1,634,608	3,523,154	2,736,187
End of Period	$7,081,317	$6,761,399	$1,914,780	$1,939,023	$5,497,375	$3,523,154
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(5,117)	$(6,585)	$2,053	$5,359	$12	$2
(1)	See Note 6 in the Notes to Financial Statements.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 10).
(3)	Commenced operations on February 28, 2011.
(4)	Commenced operations on July 30, 2010.
(5)	Commenced operations on July 29, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

202	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Ultra Short Duration Bond Fund(3)		Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund(4)		Multi-Asset Real Return Fund(5)
2012	2011	2012	2011	2012	2011	2012	2011	2012

$4,873	$1,218	$68,258	$71,219	$8,154	$10,561	$(497)	$(659)	$1,267
54	(310)	24,704	55,523	7,917	3,156	42,339	12,956	(3,848)
—	—	(142)	(2,128)	—	—	—	—	196
(731)	39	(50,426)	29,646	(9,367)	9,862	(43,624)	11,920	(7,980)
—	—	3,983	1,119	—	—	23,729	—	1,240
4,196	947	46,377	155,379	6,704	23,579	21,947	24,217	(9,125)

(5,251)	(1,266)	(70,422)	(51,025)	(10,472)	(7,114)	—	—	(166)

—	—	(10,680)	—	(6,909)	(6,626)	(22,339)	(1,885)	—
(5,251)	(1,266)	(81,102)	(51,025)	(17,381)	(13,740)	(22,339)	(1,885)	(166)

315,607	324,455	330,816	356,572	60,444	162,486	201,504	387,308	173,818
5,230	1,242	78,720	49,210	15,092	11,996	19,948	1,843	161
(334,917)	(12,020)	(288,584)	(471,043)	(152,230)	(141,847)	(75,756)	(4,138)	(24,625)
(14,080)	313,677	120,952	(65,261)	(76,694)	32,635	145,696	385,013	149,354
(15,135)	313,358	86,227	39,093	(87,371)	42,474	145,304	407,345	140,063

313,358	—	1,028,691	989,598	369,232	326,758	407,345	—	—
$298,223	$313,358	$1,114,918	$1,028,691	$281,861	$369,232	$552,649	$407,345	$140,063
$(33)	$(1)	$7,259	$11,233	$3,155	$5,358	$(492)	$—	$(279)

SEI Institutional Investments Trust / Annual Report / May 31, 2012	203

Statement of Cash Flows ($ Thousands)

For the period ended May 31, 2012

Multi-Asset Real Return Fund*
Cash Flows from Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(9,125)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchases of Investment Securities	(244,712)
Proceeds from Investment Securities	75,789
Net Realized Loss on Investments	1,749
Net Change in Unrealized Depreciation on Investments	8,150
Amortization/Accretion of Premiums/Discounts	586
Proceeds from Written Options	208
Cost to Close Written Options	(121)
Net Realized Loss on Written Options	15
Net Change in Unrealized Appreciation on Written Options	(9)
Swap Contracts, at Value	(235)
Increase in Foreign Currency, at Value	(100)
Increase in Cash Pledged as Collateral for Forward Foreign Currency Contracts, Futures Contracts and Swap Contracts	(12)
Increase in Receivable for Investment Securities Sold	(57)
Increase in Dividends and Interest Receivable	(798)
Increase in Foreign Tax Reclaim Receivable	(2)
Unrealized Gain on Forward Foreign Currency Contracts	(1,244)
Increase in Payable for Investment Securities Purchased	536
Increase in Reverse Repurchase Agreements	23,477
Increase in Payable for Variation Margin	17
Increase in Investment Advisory Fees Payable	34
Increase in Accrued Expense Payable	24
Net Cash Used in Operating Activities	(145,830)
Cash Flows from Financing Activities:
Proceeds from Capital Shares Issued	173,362
Payments on Capital Shares Redeemed	(24,574)
Distributions from Net Investment Income	(5)
Net Cash Provided by Financing Activities	148,783
Net Change in Cash	2,953
Cash at Beginning of Period	—
Cash at End of Period	$2,953
Supplemental Information Cash Flows from Non-Operating Activities:
Interest Paid	$21

*	Commenced operations on July 29, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

204	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Financial Highlights

For the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2012	$18.40	$0.25	$(0.61)	$(0.36)	$(0.24)		$(0.73)	$(0.97)	$17.07	(1.69)%	$1,774,178	0.26	%(3)	0.26	%(3)	0.47	%(3)	1.47%	83%
2011	14.84	0.22	3.56	3.78	(0.22)		—	(0.22)	18.40	25.70	1,616,607	0.26		0.26		0.47		1.35	85
2010	12.55	0.23	2.28	2.51	(0.22)		—	(0.22)	14.84	20.05	1,230,382	0.26		0.26		0.47		1.56	72
2009	18.75	0.28	(6.22)	(5.94)	(0.26)		—	(0.26)	12.55	(31.73)	526,421	0.25		0.26		0.48		2.16	81
2008	20.31	0.32	(1.52)	(1.20)	(0.36)		—	(0.36)	18.75	(5.95)	361,156	0.26		0.26		0.47		1.66	57
Large Cap Diversified Alpha Fund
Class A
2012	$9.53	$0.13	$(0.16)	$(0.03)	$(0.09)		$—	$(0.09)	$9.41	(0.24)%	$320,907	0.31%		0.31%		0.47%		1.40%	101%
2011	7.69	0.11	1.88	1.99	(0.15)		—	(0.15)	9.53	26.09	364,180	0.31		0.31		0.47		1.30	143
2010	6.35	0.09	1.34	1.43	(0.09)		—	(0.09)	7.69	22.61	352,500	0.31		0.31		0.47		1.26	95
2009	10.23	0.10	(3.91)	(3.81)	(0.07	)**	—	(0.07)	6.35	(37.33)	331,002	0.48	*	0.48	*	0.64		1.41	132
2008	11.94	0.13	(1.15)	(1.02)	(0.17)		(0.52)	(0.69)	10.23	(8.80)	552,361	0.64	*	0.64	*	0.79		1.17	77
Large Cap Disciplined Equity Fund
Class A
2012	$10.87	$0.16	$(0.29)	$(0.13)	$(0.16)		$—	$(0.16)	$10.58	(1.14)%	$5,436,390	0.18	%(4)	0.18	%(4)	0.47	%(4)	1.54%	93%
2011	8.86	0.15	2.08	2.23	(0.22)		—	(0.22)	10.87	25.39	7,773,980	0.18		0.18		0.47		1.54	118
2010	7.36	0.15	1.49	1.64	(0.14)		—	(0.14)	8.86	22.32	6,960,762	0.18		0.18		0.47		1.74	104
2009	12.07	0.16	(4.75)	(4.59)	(0.12	)***	—	(0.12)	7.36	(38.18)	6,043,119	0.19		0.19		0.47		1.97	108
2008	14.38	0.22	(1.54)	(1.32)	(0.25)		(0.74)	(0.99)	12.07	(9.57)	8,767,342	0.19		0.19		0.47		1.70	111
Large Cap Index Fund
Class A
2012	$117.49	$2.26	$(3.78)	$(1.52)	$(2.12)		$—	$(2.12)	$113.85	(1.24)%	$1,255,669	0.06%		0.06%		0.24%		2.01%	12%
2011	94.53	2.01	22.98	24.99	(2.03)		—	(2.03)	117.49	26.77	770,135	0.06		0.06		0.24		1.91	17
2010	78.92	2.01	15.53	17.54	(1.93)		—	(1.93)	94.53	22.34	509,120	0.06		0.06		0.24		2.17	11
2009	121.02	2.13	(41.96)	(39.83)	(2.13)		(0.14)	(2.27)	78.92	(32.99)	353,892	0.06		0.06		0.25		2.56	18
2008	135.30	2.47	(10.72)	(8.25)	(2.52)		(3.51)	(6.03)	121.02	(6.25)	386,873	0.06		0.06		0.24		1.97	14
Small Cap Fund
Class A
2012	$13.49	$0.11	$(1.47)	$(1.36)	$(0.09)		$—	$(0.09)	$12.04	(10.11)%	$753,232	0.54%		0.54%		0.72%		0.88%	85%
2011	10.69	0.09	2.84	2.93	(0.13)		—	(0.13)	13.49	27.56	722,825	0.54		0.54		0.72		0.76	86
2010	7.97	0.08	2.73	2.81	(0.09)		—	(0.09)	10.69	35.32	1,339,748	0.53		0.54		0.72		0.86	106
2009	12.42	0.11	(4.37)	(4.26)	(0.19)		—	(0.19)	7.97	(34.27)	985,860	0.52		0.54		0.72		1.26	122
2008	16.44	0.11	(2.26)	(2.15)	(0.12)		(1.75)	(1.87)	12.42	(13.58)	1,819,700	0.52		0.54		0.72		0.80	99
Small Cap II Fund
Class A
2012(2)	$10.00	$0.02	$(0.40)	$(0.38)	$—		$—	$—	$9.62	(3.80)%	$62,066	0.59%		0.59%		0.78%		1.07%	9%

*	The expense ratio includes dividend and interest expenses on short sales. Had these expenses been excluded, the ratios would have been 0.31% and 0.32% for the years ended May 31, 2009 and 2008, respectively.
**	Includes a return of capital of $0.05 per share.
***	Includes a return of capital of $0.10 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 10, 2012. All ratios for the period have been annualized.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.26%, 0.26% and 0.47%, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	205

Financial Highlights

For the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2012	$13.62	$0.09	$(1.28)	$(1.19)	$(0.09)	$—	$(0.09)	$12.34	(8.71)%	$1,981,358	0.49%	0.49%	0.72%	0.77%	84%
2011	10.53	0.08	3.07	3.15	(0.06)	—	(0.06)	13.62	29.99	2,315,082	0.49	0.49	0.72	0.68	99
2010	7.85	0.08	2.71	2.79	(0.11)	—	(0.11)	10.53	35.79	2,064,443	0.49	0.50	0.72	0.79	97
2009	12.22	0.12	(4.36)	(4.24)	(0.13)	—	(0.13)	7.85	(34.70)	1,724,824	0.48	0.50	0.72	1.40	125
2008	14.95	0.12	(1.91)	(1.79)	(0.12)	(0.82)	(0.94)	12.22	(12.14)	2,373,056	0.49	0.50	0.72	0.97	95
U.S. Managed Volatility Fund
Class A
2012	$12.15	$0.25	$0.01	$0.26	$(0.21)	$(0.81)	$(1.02)	$11.39	2.62%	$722,082	0.35%	0.35%	0.73%	2.25%	44%
2011	11.16	0.22	2.72	2.94	(0.23)	(1.72)	(1.95)	12.15	28.97	133,811	0.35	0.35	0.72	1.92	114
2010	9.55	0.22	1.78	2.00	(0.22)	(0.17)	(0.39)	11.16	21.12	255,094	0.35	0.35	0.72	2.04	58
2009(2)	10.00	0.09	(0.51)	(0.42)	(0.03)	—	(0.03)	9.55	(4.16)	237,860	0.35	0.35	0.75	2.31	31
International Equity Fund
Class A
2012	$8.07	$0.17	$(1.87)	$(1.70)	$(0.17)	$—	$(0.17)	$6.20	(21.10)%	$324,696	0.45%	0.45%	0.65%	2.48%	59%
2011	6.37	0.18	1.82	2.00	(0.30)	—	(0.30)	8.07	31.81	546,512	0.41	0.41	0.63	2.42	107
2010	6.08	0.15	0.27	0.42	(0.13)	—	(0.13)	6.37	6.68	605,479	0.39	0.39	0.64	2.25	153
2009	11.12	0.21	(5.15)	(4.94)	(0.09)	(0.01)	(0.10)	6.08	(44.32)	704,876	0.39 (5)	0.39 (5)	0.61 (5)	3.03	200
2008	14.27	0.37	(1.05)	(0.68)	(0.44)	(2.03)	(2.47)	11.12	(5.52)	1,452,962	0.40 (4)	0.41 (4)	0.62 (4)	2.99	145
World Equity Ex-US Fund
Class A
2012	$11.71	$0.23	$(2.50)	$(2.27)	$(0.20)	$—	$(0.20)	$9.24	(19.36)%	$4,623,934	0.45%	0.45%	0.63%	2.28%	56%
2011	9.09	0.23	2.59	2.82	(0.20)	—	(0.20)	11.71	31.12	5,129,089	0.45	0.45	0.64	2.12	85
2010	8.39	0.20	0.72	0.92	(0.22)	—	(0.22)	9.09	10.74	3,712,614	0.45	0.45	0.65	2.10	149
2009	14.56	0.26	(6.43)	(6.17)	—	—	—	8.39	(42.38)	2,721,757	0.45 (6)	0.45 (6)	0.66 (6)	3.03	171
2008	15.96	0.38	(0.51)	(0.13)	(0.39)	(0.88)	(1.27)	14.56	(1.14)	3,301,120	0.57	0.57	0.67	2.58	153
Screened World Equity Ex-US Fund
Class A
2012	$9.01	$0.13	$(1.97)	$(1.84)	$(0.15)	$—	$(0.15)	$7.02	(20.39)%	$48,756	0.74%	0.74%	0.93%	1.63%	76%
2011	7.04	0.12	1.98	2.10	(0.13)	—	(0.13)	9.01	29.93	54,844	0.77	0.77	1.06	1.42	89
2010	6.42	0.13	0.58	0.71	(0.09)	—	(0.09)	7.04	11.00	68,743	0.80	0.80	1.06	1.69	161
2009(3)	10.00	0.14	(3.66)	(3.52)	(0.06)	—	(0.06)	6.42	(35.12)	52,107	0.80	0.80	1.10	2.38	101
Enhanced LIBOR Opportunities Fund
Class A
2012	$7.95	$0.15	$0.04	$0.19	$(0.17)	$—	$(0.17)	$7.97	2.49%	$218,959	0.41%	0.41%	0.53%	1.94%	58%
2011	7.69	0.13	0.31	0.44	(0.18)	—	(0.18)	7.95	5.81	295,277	0.41	0.41	0.53	1.68	17
2010	6.95	0.21	0.67	0.88	(0.14)	—	(0.14)	7.69	12.66	115,519	0.41	0.41	0.54	2.85	12
2009	9.11	0.22	(2.22)	(2.00)	(0.16)*	—	(0.16)	6.95	(22.20)	165,113	0.41	0.41	0.54	2.91	27
2008	10.14	0.42	(1.00)	(0.58)	(0.44)	(0.01)	(0.45)	9.11	(5.88)	244,380	0.42	0.42	0.55	4.45	25

*	Includes a return of capital of $0.04 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on December 30, 2008. All ratios for the period have been annualized.
(3)	Commenced operations on June 30, 2008. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.40% and 0.61%, respectively.
(5)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.61%, respectively.
(6)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.45%, 0.45% and 0.66%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

206	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Financial Highlights

For the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class A
2012	$10.39	$0.34	$0.47	$0.81	$(0.36)	$(0.21)	$(0.57)	$10.63	7.98%	$7,081,317	0.14%		0.14%		0.37%		3.21%	386%
2011	10.35	0.38	0.44	0.82	(0.39)	(0.39)	(0.78)	10.39	8.17	6,761,399	0.16	(3)	0.16	(3)	0.38	(3)	3.60	422
2010	9.42	0.47	0.95	1.42	(0.49)	—	(0.49)	10.35	15.34	5,705,708	0.14		0.14		0.37		4.71	242
2009	9.95	0.52	(0.38)	0.14	(0.52)	(0.15)	(0.67)	9.42	1.85	4,540,593	0.14		0.14		0.37		5.56	411
2008	9.99	0.54	(0.04)	0.50	(0.54)	—	(0.54)	9.95	5.10	6,149,448	0.14		0.14		0.37		5.35	432
High Yield Bond Fund
Class A
2012	$9.58	$0.74	$(0.29)	$0.45	$(0.72)	$(0.01)	$(0.73)	$9.30	5.09%	$1,914,780	0.35	%(8)	0.35	%(8)	0.56	%(8)	7.97%	50%
2011	8.74	0.79	0.81	1.60	(0.76)	(0.00)**	(0.76)	9.58	19.06	1,939,023	0.35		0.35		0.56		8.48	90
2010	7.00	0.84	1.72	2.56	(0.80)	(0.02)	(0.82)	8.74	37.60	1,634,608	0.35		0.35		0.56		10.03	110
2009	9.17	0.80	(2.14)	(1.34)	(0.77)	(0.06)	(0.83)	7.00	(13.79)	1,239,271	0.35		0.35		0.56		11.34	79
2008	10.33	0.82	(1.07)	(0.25)	(0.82)	(0.09)	(0.91)	9.17	(2.36)	1,399,859	0.35		0.35		0.55		8.63	59
Long Duration Fund
Class A
2012	$8.83	$0.41	$1.42	$1.83	$(0.42)	$(0.59)	$(1.01)	$9.65	21.70%	$5,497,375	0.20%		0.20%		0.37%		4.45%	121%
2011	8.69	0.44	0.46	0.90	(0.43)	(0.33)	(0.76)	8.83	10.74	3,523,154	0.20	(5)	0.20	(5)	0.37	(5)	5.03	85
2010	7.77	0.45	0.93	1.38	(0.46)	—	(0.46)	8.69	18.11	2,736,187	0.20		0.20		0.37		5.42	113
2009	8.57	0.39	(0.72)	(0.33)	(0.47)	—	(0.47)	7.77	(3.89)	1,489,047	0.20		0.20		0.39		4.88	95
2008	9.52	0.51	(0.91)	(0.40)	(0.55)	—	(0.55)	8.57	(4.52)	115,754	0.20		0.20		0.39		5.47	58
Ultra Short Duration Bond Fund
Class A
2012	$9.99	$0.11	$(0.02)	$0.09	$(0.13)	$—	$(0.13)	$9.95	0.86%	$298,223	0.16%		0.16%		0.21%		1.14%	222%
2011(4)	10.00	0.04	(0.01)	0.03	(0.04)	—	(0.04)	9.99	0.33	313,358	0.18		0.18		0.23		1.65	23
Emerging Markets Debt Fund
Class A
2012	$11.60	$0.73	$(0.22)	$0.51	$(0.77)	$(0.12)	$(0.89)	$11.22	4.67%	$1,114,918	0.55%		0.55%		0.93%		6.43%	55%
2011	10.47	0.78	0.91	1.69	(0.56)	—	(0.56)	11.60	16.51	1,028,691	0.55		0.55		0.93		6.89	75
2010	9.27	0.84	1.40	2.24	(1.04)	—	(1.04)	10.47	24.93	989,598	0.55		0.55		0.93		8.12	66
2009	10.42	0.75	(1.19)	(0.44)	(0.71)	—	(0.71)	9.27	(3.55)	901,226	0.55		0.55		0.94		8.56	78
2008	10.95	0.70	(0.37)	0.33	(0.75)	(0.11)	(0.86)	10.42	3.24	1,062,491	0.55		0.55		0.93		6.65	66
Real Return Fund
Class A
2012	$10.67	$0.29	$(0.07)	$0.22	$(0.35)	$(0.25)	$(0.60)	$10.29	2.15%	$281,861	0.20%		0.20%		0.28%		2.75%	96%
2011	10.41	0.31	0.37	0.68	(0.21)	(0.21)	(0.42)	10.67	6.65	369,232	0.20		0.20		0.28		2.90	69
2010	10.11	0.33	0.24	0.57	(0.27)	—	(0.27)	10.41	5.70	326,758	0.29		0.29		0.55		3.18	205
2009	10.99	0.21	(0.27)	(0.06)	(0.82)*	—	(0.82)	10.11	(0.17)	260,477	0.36		0.36		0.78		2.01	148
2008	10.10	0.58	0.75	1.33	(0.34)	(0.10)	(0.44)	10.99	13.30	362,129	0.43		0.43		0.77		5.36	47
Dynamic Asset Allocation Fund
Class A
2012	$11.26	$(0.01)	$0.39	$0.38	$—	$(0.50)	$(0.50)	$11.14	3.73%	$552,649	0.50%		0.50%		0.67%		(0.10)%	140%
2011(2)	10.00	(0.04)	1.49	1.45	—	(0.19)	(0.19)	11.26	14.66	407,345	0.50		0.50		0.67		(0.39)	0
Multi-Asset Real Return Fund
Class A
2012(6)	$10.00	$0.10	$(0.84)	$(0.74)	$(0.01)	$—	$(0.01)	$9.25	(7.37)%	$140,063	0.41	%(7)	0.41	%(7)	0.66	%(7)	1.23%	58%

*	Includes a return of capital of $0.06 per share.
**	Amount represents less than $0.01.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income (loss) and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on July 30, 2010. All ratios for the period have been annualized.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.14%, 0.14% and 0.36%, respectively.
(4)	Commenced operations on February 28, 2011. All ratios for the period have been annualized.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.37%, respectively.
(6)	Commenced operations on July 29, 2011. All ratios for the period have been annualized.
(7)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.64%, respectively.
(8)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.35%, 0.35% and 0.56%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	207

Notes to Financial Statements

May 31, 2012

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 25 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, International Equity, World Equity Ex-US, Screened World Equity Ex-US, Enhanced LIBOR Opportunities, Core Fixed Income, High Yield Bond, Long Duration, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Dynamic Asset Allocation and Multi-Asset Real Return Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objectives, policies, and strategies.

As of May 31, 2012, the Strategic U.S. Large Cap Equity, Emerging Markets Equity, Global Equity, Extended Market Index and Long Duration Corporate Bond Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a

208	SEI Institutional Investments Trust / Annual Report / May 31, 2012

fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has evaluated the implications of ASU 2011-04 and does not believe adoption will have a material impact on the financial statements.

The valuation techniques used by the Funds to measure fair value during the year ended May 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended May 31, 2012, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — A Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	209

Notes to Financial Statements (Continued)

May 31, 2012

In April 2011, the FASB issued ASU No. 2011-03 “Reconsideration of Effective Control of Repurchase Agreements”. ASU 2011-03 is an amendment to Topic 860 “Transfers and Servicing”. These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not allowed. Management has evaluated the implications of ASU 2011-03 and does not believe adoption will have a material impact on the financial statements.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, those Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse repurchase agreements outstanding as of May 31, 2012 were as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$11,736	Bank of America Securities, 0.23%	$11,736
3,075	Goldman Sachs, 0.23%	3,075
6,695	Barclays Capital, 0.20%	6,695
1,971	UBS, AG, 0.17%	1,971

		$23,477

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of May 31, 2012, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of

210	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Investments or Summary Schedule of Investments for details regarding open futures contracts as of May 31, 2012, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income and Multi-Asset Real Return Funds had options contracts as of May 31, 2012, as disclosed in the Funds’ Schedules of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open option/swaption contracts as of May 31, 2012, if applicable.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of May 31, 2012, none of the Funds held any short positions.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may investment in swap contracts mainly as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its

SEI Institutional Investments Trust / Annual Report / May 31, 2012	211

Notes to Financial Statements (Continued)

May 31, 2012

obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statements of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of May 31, 2012, if applicable.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches

212	SEI Institutional Investments Trust / Annual Report / May 31, 2012

from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined

Equity, Large Cap Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, Enhanced LIBOR Opportunities, Emerging Markets Debt, Real Return and Multi-Asset Real Return Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration, Ultra Short Duration Bond and High Yield Bond Funds; declared and paid at least annually for the International Equity, World Equity Ex-US, Screened World Equity Ex-US and Dynamic Asset Allocation Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of May 31, 2012, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, these Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at May 31, 2012, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Titanium Asset PP	122,200	8/6/07	8/6/07	$729	$100	0.01%
Value Creation	119,600	2/29/08	2/29/08	1,225	87	0.01

				$1,954	$187	0.02%

Small/Mid Cap Equity Fund
Titanium Asset PP	105,000	8/6/07	8/6/07	$625	$86	0.00%
Value Creation	85,600	2/29/08	2/29/08	871	62	0.00

				$1,496	$148	0.00%

High Yield Bond Fund
Aventine (Escrow Security)	2,600	11/30/10	11/30/10	$—	$11	0.00%
VSS AHC, Cl A	29,628	9/25/09	9/25/09	551	353	0.02

				$551	$364	0.02%

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	213

Notes to Financial Statements (Continued)

May 31, 2012

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of May 31, 2012, the Core Fixed Income, High Yield Bond and Long Duration Funds are the buyers (“receiving protection”) on a total notional amount of $11.8 million, $19.9 million and $5.0 million, respectively, and the Core Fixed Income and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $9.7 million and $0.9 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(352,392)	$(434,854)	—	—	$(787,246)
Maximum potential amount of future payments	$(3,560,000)	$(6,145,000)	—	—	$(9,705,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	—	—	—	—
> than 200	—	—	$6,145,000	$3,560,000	—	$9,705,000
Total			$6,145,000	$3,560,000		$9,705,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	—	—	—	$(3,843)	$(3,843)
Maximum potential amount of future payments	—	—	—	$(890,000)	$(890,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

214	SEI Institutional Investments Trust / Annual Report / May 31, 2012

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$890,000	—	—	$890,000
> than 200	—	—	—	—	—	—
Total	—	—	$890,000	—	—	$890,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of May 31, 2012 was as follows:

	Asset Derivatives			Liability Derivatives
	Year ended May 31, 2012 ($ Thousands)			Year ended May 31, 2012 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

International Equity Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$1	*	Net Assets — Unrealized depreciation on futures contracts	$672	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	122		Unrealized loss on forward foreign currency contracts	—

Total Derivatives not accounted for as hedging instruments		$123			$672

World Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$57	*	Net Assets — Unrealized depreciation on futures contracts	$15,027	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,649		Unrealized loss on forward foreign currency contracts	—

Total Derivatives not accounted for as hedging instruments		$3,706			$15,027

Screened World Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$3	*	Net Assets — Unrealized depreciation on futures contracts	$86	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	64		Unrealized loss on forward foreign currency contracts	—

Total Derivatives not accounted for as hedging instruments		$67			$86

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$258	*	Net Assets — Unrealized depreciation on futures contracts	$4,980	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	1,593	†
	Investments, at value	315		Options written, at value	803
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,258		Unrealized loss on forward foreign currency contracts	696
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	351	†	Net Assets — Unrealized depreciation on swap contracts	3,410	†
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	201	†

Total Derivatives not accounted for as hedging instruments		$3,182			$11,683

Long Duration Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$3,080	*	Net Assets — Unrealized depreciation on futures contracts	$1,764	*
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	120	†	Net Assets — Unrealized depreciation on swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$3,200			$1,764

SEI Institutional Investments Trust / Annual Report / May 31, 2012	215

Notes to Financial Statements (Continued)

May 31, 2012

	Asset Derivatives			Liability Derivatives
	Year ended May 31, 2012 ($ Thousands)			Year ended May 31, 2012 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$29	*	Net Assets — Unrealized depreciation on futures contracts	$333	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	5,338		Unrealized loss on forward foreign currency contracts	1,303

Total Derivatives not accounted for as hedging instruments		$5,367			$1,636

Multi-Asset Real Return Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—	*	Net Assets — Unrealized depreciation on futures contracts	$89	*
	Net Assets — Unrealized appreciation on swap contracts	43	†	Net Assets — Unrealized depreciation on swap contracts	106	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,492		Unrealized loss on forward foreign currency contracts	248
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	11	†	Net Assets — Unrealized depreciation on swap contracts	—	†
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	305	†	Net Assets — Unrealized depreciation on swap contracts	3	†
	Investments, at value	259		Options written, at value	93

Total Derivatives not accounted for as hedging instruments		$2,110			$539

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Summary Schedules of Investments/Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2012.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
International Equity Fund
Foreign exchange contracts	$—	$—	$237	$—	$237
Equity contracts	—	(1,693)	—	—	(1,693)
Total	$—	$(1,693)	$237	$—	$(1,456)
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$4,822	$—	$4,822
Equity contracts	—	7,004	—	—	7,004
Total	$—	$7,004	$4,822	$—	$11,826
Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$73	$—	$73
Equity contracts	—	85	—	—	85
Total	$—	$85	$73	$—	$158
Core Fixed Income Fund
Interest rate contracts	$1,526	$(30,556)	$—	$(14,855)	$(43,885)
Foreign exchange contracts	—	—	3,935	—	3,935
Equity contracts	—	—	—	1,065	1,065
Credit contracts	—	—	—	(1,936)	(1,936)
Total	$1,526	$(30,556)	$3,935	$(15,726)	$(40,821)
Long Duration Fund
Interest rate contracts	$—	$25,027	$—	$248	$25,275
Credit contracts	—	—	—	(85)	(85)
Total	$—	$25,027	$—	$163	$25,190
Emerging Markets Debt Fund
Interest rate contracts	$—	$(2,186)	$—	$—	$(2,186)
Foreign exchange contracts	—	—	2,720	—	2,720
Equity contracts	—	—	—	418	418
Total	$—	$(2,186)	$2,720	$418	$952

216	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Dynamic Asset Allocation Fund
Interest rate contracts	$—	$14,841	$—	$—	$14,841
Equity contracts	—	26,289	—	—	26,289
Total	$—	$41,130	$—	$—	$41,130
Multi-Asset Real Return Fund
Interest rate contracts	$—	$(497)	$—	$25	$(472)
Foreign exchange contracts	—	—	250	—	250
Credit contracts	—	—	—	(21)	(21)
Equity contracts	(34)	2	—	(1,593)	(1,625)
Total	$(34)	$(495)	$250	$(1,589)	$(1,868)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
International Equity Fund
Foreign exchange contracts	$—	$—	$122	$—	$122
Equity contracts	—	(641)	—	—	(641)
Total	$—	$(641)	$122	$—	$(519)
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$3,649	$—	$3,649
Equity contracts	—	(16,403)	—	—	(16,403)
Total	$—	$(16,403)	$3,649	$—	$(12,754)
Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$64	$—	$64
Equity contracts	—	(102)	—	—	(102)
Total	$—	$(102)	$64	$—	$(38)
Core Fixed Income Fund
Interest rate contracts	$(281)	$(3,307)	$—	$2,275	$(1,313)
Foreign exchange contracts	—	—	1,233	—	1,233
Equity contracts	—	—	—	(190)	(190)
Credit contracts	—	—	—	4,063	4,063
Total	$(281)	$(3,307)	$1,233	$6,148	$3,793
Long Duration Fund
Interest rate contracts	$—	$3,643	$—	$—	$3,643
Credit contracts	—	—	—	120	120
Total	$—	$3,643	$—	$120	$3,763
Emerging Markets Debt Fund
Interest rate contracts	$—	$(279)	$—	$—	$(279)
Foreign exchange contracts	—	—	4,335	—	4,335
Equity contracts	—	—	—	(450)	(450)
Total	$—	$(279)	$4,335	$(450)	$3,606
Multi-Asset Real Return Fund
Interest rate contracts	$—	$(89)	$—	$(63)	$(152)
Foreign exchange contracts	—	—	1,244	—	1,244
Credit contracts	—	—	—	11	11
Equity contracts	(29)	—	—	302	273
Total	$(29)	$(89)	$1,244	$250	$1,376

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	217

Notes to Financial Statements (Continued)

May 31, 2012

Written options transactions entered into during the year ended May 31, 2012, are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of year	7,020,180	$260
Written	4,306	2,736
Expired	(890)	(1,098)
Closing buys	(1,498)	(877)
Balance at end of year	7,022,098	$1,021

Multi-Asset Real Return Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of year	—	$—
Written	72	208
Closing buys	(27)	(106)
Balance at end of year	45	$102

As of May 31, 2012, the Fund had cash and/or securities at least equal to the value of written options.

5. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the year ended May 31, 2012, the Administrator has voluntarily agreed to waive all of its fee.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of acquired fund fees expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund	0.400%	0.26%
Large Cap Diversified Alpha Fund	0.400	0.31
Large Cap Disciplined Equity Fund	0.400	0.18
Large Cap Index Fund	0.170	0.06
Small Cap Fund	0.650	0.54
Small Cap II Fund	0.650	0.59
Small/Mid Cap Equity Fund	0.650	0.50
U.S. Managed Volatility Fund	0.650	0.35

	Advisory Fees	Voluntary Expense Limitations
International Equity Fund	0.505%	0.46	%*
World Equity Ex-US Fund	0.550	0.45
Screened World Equity Ex-US Fund	0.650	0.80
Enhanced LIBOR Opportunities Fund	0.450	0.41
Core Fixed Income Fund	0.300	0.14
High Yield Bond Fund	0.4875	0.35
Long Duration Fund	0.300	0.20
Ultra Short Duration Bond Fund	0.150	0.18
Emerging Markets Debt Fund	0.850	0.55
Real Return Fund	0.220	0.20
Dynamic Asset Allocation Fund	0.600	0.50
Multi-Asset Real Return Fund	0.550	0.40	**

*	The Voluntary Expense Limitation for the International Equity Fund changed from 0.41% to 0.46% as of September 16, 2011.
**	The Voluntary Expense Limitation for the Multi-Asset Real Return Fund changed from 0.35% to 0.40% as of August 16, 2011.

As of May 31, 2012, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
Aronson + Johnson + Ortiz, L.P.
Brown Investment Advisory Incorporated
Delaware Management Company
LSV Asset Management
Waddell & Reed Investment Management Company
WestEnd Advisors LLC
Large Cap Diversified Alpha Fund
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
INTECH Investment Management, LLC
Tocqueville Asset Management, L.P.
WestEnd Advisors LLC
Large Cap Disciplined Equity Fund
Analytic Investors, Inc.
GE Asset Management Incorporated
INTECH Investment Management, LLC
Lazard Asset Management LLC
Quantitative Management Associates, LLC
Large Cap Index Fund
SSgA Funds Management, Inc.

218	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Investment Sub-Adviser
Small Cap Fund
AllianceBernstein L.P.
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Artisan Partners Limited Partnership
Janus Capital Management, Inc.
J.P. Morgan Investment Management
Lee Munder Capital Group, LLC
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research and Management, Inc.
Timberline Asset Management, LLC
Wellington Management Company, LLP
William Blair & Company, LLC
Small Cap II Fund
Alliance Bernstein L.P.
AQR Capital Management, LLC
Lee Munder Capital Group, LLC
Timberline Asset Management, LLC
Small/Mid Cap Equity Fund
AllianceBernstein L.P.
Allianz Global Investors Capital LLC
Century Capital Management, LLC
Integrity Asset Management, LLC
Janus Capital Management, Inc.
Lee Munder Capital Group, LLC
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research and Management Incorporated
Wellington Management Company, LLP
William Blair & Company, LLC
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
LSV Asset Management
International Equity Fund
Acadian Asset Management LLC
Causeway Capital Management LLC
del Rey Global Investors, LLC
INTECH Investment Management, LLC
Neuberger Berman Management LLC
Schroder Investment Management North America, Inc.
Tradewinds Global Investors LLC
World Equity Ex-US Fund
Acadian Asset Management LLC
EARNEST Partners, LLC
JO Hambro Capital Management Limited
McKinley Capital Management, LLC
NFJ Investment Group LLC
Thornburg Investment Management LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
EARNEST Partners, LLC
McKinley Capital Management, LLC
Thornburg Investment Management LLC

Investment Sub-Adviser
Enhanced LIBOR Opportunities Fund
Ares Management, LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management, LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management, LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Partners Asset Management, LLC
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Metropolitan West Asset Management LLC
Ultra Short Duration Bond Fund
Logan Circle Partners, L.P.
Wellington Management Company, LLP
Emerging Markets Debt Fund
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners, L.P.
Real Return Fund
Wellington Management Company, LLC
Dynamic Asset Allocation Fund
SSgA Funds Management, Inc.
Multi-Asset Real Return Fund
AllianceBernstein L.P.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	219

Notes to Financial Statements (Continued)

May 31, 2012

Such commissions for the year ended May 31, 2012, were as follows ($ Thousands):

Large Cap Fund	$119
Large Cap Diversified Alpha Fund	25
Large Cap Disciplined Equity Fund	40
Large Cap Index Fund	16
Small Cap Fund	144
Small Cap II Fund	—
Small/Mid Cap Equity Fund	41
World Equity Ex-US Fund	411
Screened World Equity Ex-US Fund	6

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Distributor, the Adviser or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity and U.S. Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended May 31, 2012, were as follows ($ Thousands):

Large Cap Fund	$336
Small Cap Fund	193
Small/Mid Cap Equity Fund	873
U.S. Managed Volatility Fund	372

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the year ended May 31, 2012, can be found on the Financial Highlights.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust, Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

To the extent consistent with its investment objectives, a Fund may invest in the SEI LIBOR Plus Portfolio, a portfolio of SEI Alpha Strategy Portfolios, LP. The SEI LIBOR Plus Portfolio seeks to maximize total return consistent with the preservation of capital and prudent investment management.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the year ended May 31, 2012, the Trust borrowed funds from SEI Liquid Asset Trust, Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Date	Amount Borrowed	Interest Paid	Rate
Large Cap Fund	11/01/2011	$7,200	$112	0.28%
Large Cap Fund	11/14/2011	11,000	165	0.27
Large Cap Fund	05/01/2012	21,500	430	0.36
Large Cap Disciplined Equity Fund	04/02/2012	43,722	802	0.33
U.S. Managed Volatility Fund	09/30/2011	9,500	230	0.29
U.S. Managed Volatility Fund	12/01/2011	10,200	79	0.28
High Yield Bond Fund	05/01/2012	41,119	411	0.36
High Yield Bond Fund	05/02/2012	41,211	412	0.36
High Yield Bond Fund	05/03/2012	28,450	285	0.36

The Trust had no outstanding borrowings or loans under the Program at May 31, 2012.

220	SEI Institutional Investments Trust / Annual Report / May 31, 2012

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund			Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund			Large Cap Index Fund
	2012	2011		2012	2011	2012		2011	2012		2011
Class A:
Shares Issued	42,736	37,117	(1)	5,503	6,666	114,099		160,494	6,272	(1)	2,208
Shares Issued In Lieu of Dividends and Distributions	5,311	1,172		335	619	10,479		16,671	140		100
Shares Redeemed	(31,943)	(33,338)		(9,960)	(14,906)	(326,008)		(247,363)	(1,938)		(1,139)
Increase (Decrease) in Net Assets Derived from Class A Transactions	16,104	4,951		(4,122)	(7,621)	(201,430)		(70,198)	4,474		1,169

	Small Cap Fund			Small Cap II Fund(5)		Small/Mid Cap Equity Fund			U.S. Managed Volatility Fund
	2012	2011			2012	2012		2011	2012		2011
Class A:
Shares Issued	27,655	19,322			6,454	35,194		51,210	58,784		3,870
Shares Issued In Lieu of Dividends and Distributions	349	784			—	1,269		898	2,791		2,142
Shares Redeemed	(19,023)	(91,837	)(1)		—	(45,867	)(1)	(78,171)	(9,190	)(1)	(17,863	)(1)
Increase (Decrease) in Net Assets Derived from Class A Transactions	8,981	(71,731)			6,454	(9,404)		(26,063)	52,385		(11,851)

	International Equity Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund
	2012	2011	2012	2011	2012	2011	2012	2011
Class A:
Shares Issued	15,813	11,746	196,762	129,071	2,166	1,100	1,980	24,643
Shares Issued In Lieu of Dividends and Distributions	1,352	2,652	9,741	7,364	114	128	641	367
Shares Redeemed	(32,505)	(41,784)	(143,869)	(107,044)	(1,425)	(4,900)	(12,270)	(2,910)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(15,340)	(27,386)	62,634	29,391	855	(3,672)	(9,649)	22,100

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Ultra Short Duration Bond Fund(2)
	2012	2011	2012	2011	2012	2011	2012	2011
Class A:
Shares Issued	180,742	224,643	75,270	69,442	234,974 (1)	120,233	31,725	32,449
Shares Issued In Lieu of Dividends and Distributions	32,031	40,542	16,538	16,229	42,344	27,703	526	124
Shares Redeemed	(197,496)	(165,472)	(88,223)	(70,299)	(106,591)	(63,847)	(33,664)	(1,203)
Increase (Decrease) in Net Assets Derived from Class A Transactions	15,277	99,713	3,585	15,372	170,727	84,089	(1,413)	31,370

	Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund(3)		Multi-Asset Real Return Fund(4)
	2012	2011	2012	2011	2012	2011	2012
Class A:
Shares Issued	29,078	31,615	5,802	15,526	18,573	36,372	17,690
Shares Issued In Lieu of Dividends and Distributions	7,110	4,483	1,459	1,154	1,918	176	17
Shares Redeemed	(25,495)	(41,911)	(14,483)	(13,464)	(7,054)	(376)	(2,570)
Increase (Decrease) in Net Assets Derived from Class A Transactions	10,693	(5,813)	(7,222)	3,216	13,437	36,172	15,137
(1)	Includes subscriptions/redemptions as a result of in-kind transfers of securities (see Note 10).
(2)	Fund commenced operations on February 28, 2011.
(3)	Fund commenced operations on July 30, 2010.
(4)	Fund commenced operations on July 29, 2011.
(5)	Fund commenced operations on April 10, 2012.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	221

Notes to Financial Statements (Continued)

May 31, 2012

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the year ended May 31, 2012, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$1,477,650	$1,477,650
Sales	—	1,297,350	1,297,350
Large Cap Diversified Alpha Fund
Purchases	—	321,138	321,138
Sales	—	358,341	358,341
Large Cap Disciplined Equity Fund
Purchases	—	5,893,877	5,893,877
Sales	—	7,934,819	7,934,819
Large Cap Index Fund*
Purchases	—	605,891	605,891
Sales	—	106,779	106,779
Small Cap Fund
Purchases	—	660,463	660,463
Sales	—	566,364	566,364
Small Cap II Fund(2)
Purchases	—	62,845	62,845
Sales	—	4,792	4,792
Small/Mid Cap Equity Fund*
Purchases	—	1,672,634	1,672,634
Sales	—	1,793,373	1,793,373
U.S. Managed Volatility Fund
Purchases	—	714,131	714,131
Sales	—	151,668	151,668
International Equity Fund
Purchases	—	241,315	241,315
Sales	—	327,043	327,043
World Equity Ex-US Fund
Purchases	—	2,938,820	2,938,820
Sales	—	2,483,973	2,483,973
Screened World Equity Ex-US Fund
Purchases	—	40,765	40,765
Sales	—	35,320	35,320
Enhanced LIBOR Opportunities Fund
Purchases	57,786	36,813	94,599
Sales	62,081	95,764	157,845
Core Fixed Income Fund
Purchases	21,753,919	2,217,548	23,971,467
Sales	21,852,664	2,145,085	23,997,749
High Yield Bond Fund
Purchases	—	817,657	817,657
Sales	—	901,368	901,368
Long Duration Fund*
Purchases	3,857,283	2,083,694	5,940,977
Sales	3,362,498	1,213,367	4,575,865
Ultra Short Duration Bond Fund
Purchases	384,797	338,706	723,503
Sales	402,459	309,722	712,181
Emerging Markets Debt Fund
Purchases	—	610,474	610,474
Sales	—	522,495	522,495
Real Return Fund
Purchases	283,903	89	283,992
Sales	379,723	89	379,812

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Dynamic Asset Allocation Fund
Purchases	$61,279	$565,191	$626,470
Sales	61,530	5,702	67,232
Multi-Asset Real Return Fund(1)
Purchases	99,809	139,446	239,255
Sales	26,665	44,714	71,379

(1)	Commenced operations on July 29, 2011.
(2)	Commenced operations on April 10, 2012.
*	Includes in-kind transactions (see Note 10).

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, reclassification of income and expense from swap transactions, basis adjustments for investments in partnerships, and gains and losses on passive foreign investment companies and certain foreign currency related transactions and non taxable in-kind redemption, have been reclassified to/ from the following accounts as of May 31, 2012:

	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
Large Cap Fund	$74	$(74)	$—
Large Cap Diversified Alpha Fund	(9)	9	—
Large Cap Disciplined Equity Fund	18,762	(18,762)	—
Large Cap Index Fund	129	(129)	—
Small Cap Fund	657	(524)	(133)
Small Cap II Fund	2	(2)	—
Small/Mid Cap Equity Fund	1,214	(5,344)	4,130
U.S. Managed Volatility Fund	84	(84)	—
International Equity Fund	(388)	388	—
World Equity Ex-US Fund	(2,143)	2,143	—
Screened World Equity Ex-US Fund	99	(99)	—
Enhanced LIBOR Opportunities Fund	3,084	(3,084)	—
Core Fixed Income Fund	15,652	(15,677)	25
High Yield Bond Fund	(6,644)	5,678	966
Long Duration Fund	(496)	496	—
Ultra Short Duration Fund	346	(373)	27
Emerging Markets Debt Fund	(1,810)	1,810	—
Real Return Fund	115	(115)	—
Dynamic Asset Allocation Fund	5	(5)	—
Multi-Asset Real Return Fund	(1,380)	1,380	—

These reclassifications have no impact on net assets or net asset value per share.

222	SEI Institutional Investments Trust / Annual Report / May 31, 2012

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2012 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2012	$22,774	$66,801	$—	$89,575
	2011	19,157	—	—	19,157
Large Cap Diversified Alpha Fund	2012	3,329	—	—	3,329
	2011	6,446	—	—	6,446
Large Cap Disciplined Equity Fund	2012	106,581	—	—	106,581
	2011	166,228	—	—	166,228
Large Cap Index Fund	2012	16,211	—	—	16,211
	2011	10,513	—	—	10,513
Small Cap Fund	2012	4,874	—	—	4,874
	2011	10,045	—	—	10,045
Small Cap II Fund	2012	—	—	—	—
Small/Mid Cap Equity Fund	2012	15,466	—	—	15,466
	2011	10,170	—	—	10,170
U.S. Managed Volatility Fund	2012	10,441	20,489	—	30,930
	2011	15,274	8,056	—	23,330
International Equity Fund	2012	9,424	—	—	9,424
	2011	22,384	—	—	22,384
World Equity Ex-US Fund	2012	92,739	—	—	92,739
	2011	82,847	—	—	82,847
Screened World Equity Ex-US Fund	2012	992	—	—	992
	2011	1,216	—	—	1,216
Enhanced LIBOR Opportunities Fund	2012	5,179	—	—	5,179
	2011	3,019	—	—	3,019
Core Fixed Income Fund	2012	347,851	—		347,851
	2011	434,055	16,079	—	450,134
High Yield Bond Fund	2012	156,365	—	—	156,365
	2011	155,186	—	—	155,186
Long Duration Bond Fund	2012	312,089	80,526	—	392,615
	2011	212,017	34,222	—	246,239
Ultra Short Duration Fund	2012	5,251	—	—	5,251
	2011	1,266	—	—	1,266
Emerging Markets Debt Fund	2012	70,422	10,680	—	81,102
	2011	51,025	—	—	51,025
Real Return Fund	2012	13,005	4,376	—	17,381
	2011	12,369	1,371	—	13,740
Dynamic Asset Allocation Fund	2012	8,638	13,701	—	22,339
	2011	696	1,189	—	1,885
Multi-Asset Real Return Fund	2012	166	—	—	166

SEI Institutional Investments Trust / Annual Report / May 31, 2012	223

Notes to Financial Statements (Continued)

May 31, 2012

As of May 31, 2012, the components of distributable earnings/(accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$5,344	$28,766	$—	$—	$—	$142,127	$—	$176,237
Large Cap Diversified Alpha Fund	1,203	—	(116,016)	—	—	15,398	—	(99,415)
Large Cap Disciplined Equity Fund	18,083	—	(1,234,115)	—	—	415,029	—	(801,003)
Large Cap Index Fund	4,580	15,086	—	—	—	122,822	—	142,488
Small Cap Fund	2,652	—	(207,236)	—	—	(36,093)	(1)	(240,678)
Small Cap II Fund	91	—	—	(73)	—	(2,087)	—	(2,069)
Small/Mid Cap Equity Fund	9,758	—	(11,100)	—	—	8,620	2	7,280
U.S. Managed Volatility Fund	6,983	2,361	—	—	—	31,609	(3)	40,950
International Equity Fund	6,573	—	(406,551)	(10,190)	—	(55,115)	(127)	(465,410)
World Equity Ex-US Fund	62,763	—	(623,915)	(35,797)	—	(356,906)	(3,652)	(957,507)
Screened World Equity Ex-US Fund	653	—	(17,047)	(324)	—	(5,250)	(65)	(22,033)
Enhanced LIBOR Opportunities Fund	6,853	—	(55,079)	(316)	—	2,119	—	(46,423)
Core Fixed Income Fund	104,316	—	—	(41,741)	—	249,517	(108,893)	203,199
High Yield Bond Fund	14,567	—	(46,260)	—	—	13,914	(12,715)	(30,494)
Long Duration Fund	141,481	40,888	—	—	—	535,027	(117,950)	599,446
Ultra Short Duration Fund	331	—	(277)	(419)	—	(679)	(364)	(1,408)
Emerging Markets Debt Fund	12,337	13,793	—	(1,557)	—	38,694	(4,509)	58,758
Real Return Fund	4,017	2,716	—	—	—	6,047	(1,230)	11,550
Dynamic Asset Allocation Fund	36,289	17,524	—	—	—	(8,143)	(23,730)	21,940
Multi-Asset Real Return Fund	888	—	(1,417)	(277)	—	(6,950)	(1,535)	(9,291)

Post-October losses represent losses realized on investment transactions from November 1, 2011 through May 31, 2012 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards May 31, 2012 ($ Thousands)
Large Cap Diversified Alpha Fund	$—	$20,549	$95,467	$—	$116,016
Large Cap Disciplined Equity Fund	—	130,919	1,103,196	—	1,234,115
Small Cap Fund	—	—	207,236	—	207,236
Small/Mid Cap Equity Fund	—	—	11,100	—	11,100
International Equity Fund	—	119,559	278,108	—	397,667
World Equity Ex-US Fund	—	97,688	441,774	—	539,462
Screened World Equity Ex-US Fund	—	31	16,407	—	16,438
Enhanced LIBOR Opportunities Fund	1,487	10,404	23,512	19,071	54,474
High Yield Bond Fund	—	—	46,260	—	46,260

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long- Term Loss	Total*
International Equity Fund	$8,884	$—	$8,884
World Equity Ex-US Fund	84,453	—	84,453
Screened World Equity Ex-US Fund	609	—	609
Enhanced LIBOR Opportunities Fund	—	605	605
Ultra Short Duration Fund	—	277	277
Multi-Asset Real Return Fund	1,417	—	1,417

*	This table should be used in conjunction with the capital loss carryforwards table.

224	SEI Institutional Investments Trust / Annual Report / May 31, 2012

During the fiscal year ended May 31, 2012, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Large Cap Index Fund	$32,021
Large Cap Diversified Alpha Fund	16,204
Large Cap Disciplined Equity Fund	610,007
Small Cap Fund	51,308
Small/Mid Cap Equity Fund	162,836
High Yield Bond Fund	38,853
Emerging Markets Debt Fund	1,454

For Federal income tax purposes, the cost of securities owned at May 31, 2012, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at May 31, 2012, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,755,037	$235,852	$(93,725)	$142,127
Large Cap Diversified Alpha Fund	304,399	32,898	(17,500)	15,398
Large Cap Disciplined Equity Fund	5,338,756	898,284	(483,255)	415,029
Large Cap Index Fund	1,265,919	183,801	(60,979)	122,822
Small Cap Fund	1,001,939	65,883	(101,976)	(36,093)
Small Cap II Fund	59,929	1,269	(3,356)	(2,087)
Small/Mid Cap Equity Fund	2,494,550	224,219	(215,599)	8,620
U.S. Managed Volatility Fund	687,268	49,330	(17,721)	31,609
International Equity Fund	402,991	13,042	(67,377)	(54,335)
World Equity Ex-US Fund	5,199,552	231,620	(576,836)	(345,216)
Screened World Equity Ex-US Fund	52,952	2,062	(7,287)	(5,225)
Enhanced LIBOR Opportunities Fund	221,416	21,682	(19,563)	2,119
Core Fixed Income Fund	7,696,825	380,009	(127,703)	252,306
High Yield Bond Fund	1,878,609	69,182	(54,861)	14,321
Long Duration Fund	4,985,865	558,504	(23,597)	534,907
Ultra Short Duration Fund	309,807	1,125	(1,804)	(679)
Emerging Markets Debt Fund	1,052,721	76,818	(41,614)	35,204
Real Return Fund	275,150	7,753	(1,706)	6,047
Dynamic Asset Allocation Fund	563,201	1,727	(33,599)	(31,872)
Multi-Asset Real Return Fund	166,801	1,949	(10,312)	(8,363)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of May 31, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration, Ultra Short Duration Bond, High Yield Bond and Multi-Asset Real Return Funds’ investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Debt and Multi-Asset Real Return Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

10. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2012, the Large Cap Index, Small/Mid Cap Equity and Long Duration Funds issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Redeemed) (Thousands)	Value ($ Thousands)	Gain (Loss) ($ Thousands)
Large Cap Index Fund
01/05/2012	272	$29,489	$—
02/03/2012	176	20,013	—
Small/Mid Cap Equity Fund
08/03/2011	(2,758)	(35,388)	4,996
Long Duration Fund
08/03/2011	4,633	41,416	—
02/03/2012	34,942	327,759	—
04/13/2012	37,389	345,848	—

During the year ended May 31, 2011, the Large Cap, Small Cap and U.S. Managed Volatility Funds issued shares of beneficial interest in

SEI Institutional Investments Trust / Annual Report / May 31, 2012	225

Notes to Financial Statements (Concluded)

May 31, 2012

exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Redeemed) (Thousands)	Value ($ Thousands)	Gain (Loss) ($ Thousands)
Large Cap Fund
08/11/2010	2,005	$30,518	$—
Small Cap Fund
12/03/10	(44,074)	(530,650)	119,030
U.S. Managed Volatility Fund
07/28/2010	(11,469)	(132,237)	17,980

11. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

12. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2012.

226	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

SEI Institutional Investments Trust:

We have audited the accompanying statements of assets and liabilities of the SEI Institutional Investments Trust comprising the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Dynamic Asset Allocation Fund and Multi-Asset Real Return Fund (collectively, the “Funds”), as of May 31, 2012, including the schedules of investments or summary schedules of investments, as applicable, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, the statement of cash flows for the period then ended for the Multi-Asset Real Return Fund and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the SEI Institutional Investments Trust as of May 31, 2012, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, the cash flows for the period then ended for the Multi-Asset Real Return Fund and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

July 27, 2012

SEI Institutional Investments Trust / Annual Report / May 31, 2012	227

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of May 31, 2012.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 1996	Retired since January 2012. Self- Employed Consultant, Newfound Consultants Inc. since April 1997- December 2011.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

228	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	90	Director, Sunoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 54 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	90	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	90	Trustee/Director of Ariel Mutual Funds, and SEI Strucured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	Since 2007	Private Investor since 1994.	90	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	90	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997- 2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Funds Services (March 2005 to June 2006)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 49 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A

SEI Institutional Investments Trust / Annual Report / May 31, 2012	229

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 44 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 36 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Vice President	since 2004	Director of Portfolio Implementation for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 31 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2009	Compliance Officer of SEI Investments Company since June 2003.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

230	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Disclosure of Fund Expenses (Unaudited)

May 31, 2012

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,060.70	0.26%	$1.34
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.70	0.26%	$1.32
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,063.30	0.31%	$1.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.45	0.31%	$1.57
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,063.90	0.18%	$0.93
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.10	0.18%	$0.91
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,062.20	0.06%	$0.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.70	0.06%	$0.30

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,032.00	0.53%	$2.69
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.35	0.53%	$2.68
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$962.00	0.59%	$0.82	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.05	0.59%	$2.98	*
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,043.30	0.49%	$2.50
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.55	0.49%	$2.48
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,058.10	0.35%	$1.80
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.25	0.35%	$1.77

SEI Institutional Investments Trust / Annual Report / May 31, 2012	231

Disclosure of Fund Expenses (Unaudited) (Concluded)

May 31, 2012

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Annualized Expense Ratios	Expense Paid During Period*
International Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$947.40	0.45%	$2.29
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.65	0.45%	$2.38
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$961.50	0.45%	$2.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.75	0.45%	$2.28
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$966.70	0.74%	$3.29
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.65	0.74%	$3.39
Enhanced LIBOR Opportunities Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,033.90	0.41%	$2.08
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.95	0.41%	$2.07
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,047.70	0.14%	$0.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.30	0.14%	$0.71
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,084.10	0.35%	$1.82
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.25	0.35%	$1.77
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,101.50	0.20%	$1.05
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.00	0.20%	$1.01
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,011.70	0.16%	$0.80
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.20	0.16%	$0.81
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,053.90	0.55%	$2.82
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.25	0.55%	$2.78
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.50	0.20%	$1.00
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.00	0.20%	$1.01
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,082.50	0.50%	$2.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.50	0.50%	$2.53
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$966.20	0.42%	$2.06
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.90	0.42%	$2.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 52/366 (to reflect the period since inception to period end).

232	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

At the December 6 – 7, 2011 and March 27 – 28, 2012 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the

SEI Institutional Investments Trust / Annual Report / May 31, 2012	233

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board

234	SEI Institutional Investments Trust / Annual Report / May 31, 2012

took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	235

Notice to Shareholders (Unaudited)

For shareholders who do not have a May 31, 2012, taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2012, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2012, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)	(D) Qualifying Dividend Income (15% Tax Rate for QDI) (2)
Large Cap Fund	75%	25%	100%	99%	98%
Large Cap Diversified Alpha Fund	0%	100%	100%	100%	100%
Large Cap Disciplined Equity Fund	0%	100%	100%	81%	80%
Large Cap Index Fund	0%	100%	100%	85%	85%
Small Cap Fund	0%	100%	100%	78%	79%
Small Cap II Fund	0%	0%	0%	0%	0%
Small/Mid Cap Equity Fund	0%	100%	100%	75%	75%
U.S. Managed Volatility Fund	66%	34%	100%	47%	46%
International Equity Fund(6)	0%	100%	100%	0%	56%
World Equity Ex-US Fund(7)	0%	100%	100%	0%	77%
Screened World Equity Ex-US Fund(8)	0%	100%	100%	0%	100%
Enhanced LIBOR Opportunities Fund	0%	100%	100%	0%	0%
Core Fixed Income Fund	0%	100%	100%	0%	0%
High Yield Bond Fund	0%	100%	100%	1%	1%
Long Duration Fund	21%	79%	100%	0%	0%
Ultra Short Duration Fund	0%	100%	100%	0%	0%
Emerging Markets Debt Fund	13%	87%	100%	0%	0%
Real Return Fund	25%	75%	100%	0%	0%
Dynamic Asset Allocation Fund	61%	39%	100%	0%	0%
Multi-Asset Real Return Fund	0%	100%	100%	31%	83%
	(E) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Fund	0%	0%	0%
Large Cap Diversified Alpha Fund	0%	0%	0%
Large Cap Disciplined Equity Fund	0%	15%	0%
Large Cap Index Fund	0%	0%	0%
Small Cap Fund	0%	1%	0%
Small Cap II Fund	0%	0%	0%
Small/Mid Cap Equity Fund	0%	1%	0%
U.S. Managed Volatility Fund	0%	0%	100%
International Equity Fund(6)	0%	1%	0%
World Equity Ex-US Fund(7)	0%	0%	0%
Screened World Equity Ex-US Fund(8)	0%	0%	0%
Enhanced LIBOR Opportunities Fund	0%	100%	0%
Core Fixed Income Fund	8%	54%	100%
High Yield Bond Fund	0%	100%	0%
Long Duration Fund	12%	42%	100%
Ultra Short Duration Fund	3%	97%	0%
Emerging Markets Debt Fund	0%	0%	0%
Real Return Fund	63%	0%	100%
Dynamic Asset Allocation Fund	1%	1%	100%
Multi-Asset Real Return Fund	35%	51%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain” is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2012, the total amount of foreign source income is $7,362,987. The total amount of foreign tax to be paid is $632,778. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

236	SEI Institutional Investments Trust / Annual Report / May 31, 2012

(7)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2012, the total amount of foreign source income is $105,557,505. The total amount of foreign tax to be paid is $6,307,809. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

(8)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2012, the total amount of foreign source income is $941,195. The total amount of foreign tax paid is $114,703. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Items (A) and (B) are based on the percentage of each Fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund. Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Institutional Investments Trust / Annual Report / May 31, 2012	237

SEI INSTITUTIONAL INVESTMENTS TRUST ANNUAL REPORT MAY 31, 2012

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-140 (5/12)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2012 and 2011 as follows:

		Fiscal 2012			Fiscal 2011
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$572,700	N/A	$0	$525,000	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees (Tax return review services)	$0	$5,000	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$261,000	$0	$0	$244,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed under this category.

(e)(1) The Registrant’s Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2012	Fiscal 2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2012 and 2011 were $261,000 and $244,500, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund and Screened World Equity Ex-US Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Dynamic Asset Allocation Fund and Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments

Large Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 14.2%
Amazon.com *	13,580	$2,891
Apollo Group, Cl A *	186,927	5,948
Autoliv (A)	25,300	1,463
Bed Bath & Beyond * (A)	137,372	9,925
Best Buy (A)	143,200	2,681
Big Lots *	30,400	1,117
Career Education *	108,809	712
CBS, Cl B	406,240	12,967
Coach	280,550	18,923
Comcast, Cl A (A)	100,500	2,906
Cooper Tire & Rubber	32,100	497
Ctrip.com International ADR * (A)	13,600	250
Dillard’s, Cl A (A)	12,200	820
DIRECTV, Cl A *	109,600	4,872
Discovery Communications, Cl A * (A)	92,600	4,639
DISH Network, Cl A	60,100	1,685
Foot Locker	99,600	3,161
Ford Motor (A)	215,300	2,274
Fossil *	68,785	5,032
GameStop, Cl A (A)	90,700	1,740
Gannett (A)	85,400	1,115
Gap	194,400	5,152
General Motors * (A)	66,100	1,467
Guess?	16,500	440
H&R Block	53,000	809
Harley-Davidson	192,075	9,254
Harman International Industries	17,200	674
Hasbro (A)	21,700	769
Home Depot (A)	108,860	5,371
Interpublic Group	221,400	2,300
ITT Educational Services * (A)	16,300	927
Johnson Controls (A)	318,299	9,593
Kohl’s (A)	65,100	2,983
Lear	60,600	2,415
Limited Brands	18,400	816
Lowe’s	390,792	10,442
Macy’s	256,220	9,749
McDonald’s	91,100	8,139
MGM Resorts International *	22,500	244
News, Cl A	295,900	5,681
NIKE, Cl B	156,009	16,877
Nordstrom	201,300	9,536
priceline.com * (A)	16,200	10,133
RadioShack (A)	76,500	355
Ralph Lauren, Cl A	20,180	3,003
Service International	23,577	270
Staples (A)	377,200	4,956
Starbucks	50,990	2,799
Target	247,200	14,316
Time Warner	52,800	1,820
Time Warner Cable, Cl A (A)	144,010	10,859
TRW Automotive Holdings *	19,200	740
Tupperware Brands	5,900	319
Under Armour, Cl A * (A)	43,500	4,382
Washington Post, Cl B (A)	1,200	419
Whirlpool	55,700	3,447

Description	Shares	Market Value ($ Thousands)

Wyndham Worldwide (A)	77,400	$3,854

		250,928

Consumer Staples — 9.0%
Altria Group	104,600	3,367
Anheuser-Busch InBev ADR	86,384	5,848
Archer-Daniels-Midland	231,200	7,371
Beam	75,390	4,566
Bunge	35,000	2,082
Church & Dwight	29,010	1,545
Clorox (A)	11,300	777
Coca-Cola	34,900	2,608
Coca-Cola Enterprises	36,400	996
ConAgra Foods	70,800	1,781
Constellation Brands, Cl A *	7,800	151
Costco Wholesale	246,647	21,308
CVS Caremark	197,600	8,880
Dean Foods *	173,000	2,706
Dr. Pepper Snapple Group (A)	22,400	924
Estee Lauder, Cl A	210,769	11,413
Herbalife	18,500	828
Ingredion	20,300	1,037
Kimberly-Clark	42,800	3,396
Kraft Foods, Cl A	18,200	696
Kroger	256,000	5,635
Lorillard	11,400	1,409
Mead Johnson Nutrition, Cl A	162,616	13,130
Nu Skin Enterprises, Cl A (A)	20,700	888
PepsiCo	29,700	2,015
Philip Morris International	174,540	14,750
Procter & Gamble	113,400	7,064
Reynolds American	25,900	1,084
Safeway (A)	129,800	2,469
Smithfield Foods *	68,900	1,355
SUPERVALU (A)	60,800	275
Sysco (A)	9,200	257
Tyson Foods, Cl A (A)	129,400	2,506
Walgreen	199,100	6,076
Wal-Mart Stores	78,900	5,193
Whole Foods Market	157,588	13,964

		160,350

Energy — 8.7%
Apache	26,900	2,189
Canadian Natural Resources	198,458	5,672
Chevron	252,400	24,813
ConocoPhillips (A)	264,720	13,808
Core Laboratories	49,240	6,298
Devon Energy	31,400	1,869
EOG Resources	113,300	11,251
Exxon Mobil	255,100	20,058
FMC Technologies * (A)	164,039	6,601
Halliburton	85,570	2,572
Hess	66,500	2,906
HollyFrontier	28,600	843
Kinder Morgan (A)	235,247	8,043
Marathon Oil	184,100	4,586
Marathon Petroleum	69,400	2,503
McDermott International *	30,800	313
Murphy Oil	118,800	5,538
National Oilwell Varco	36,910	2,464
Noble Energy	47,000	3,970
Occidental Petroleum	30,000	2,378

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Patterson-UTI Energy	80,300	$1,214
Phillips 66 *	148,560	4,461
Quicksilver Resources * (A)	14,900	67
Schlumberger (A)	164,496	10,404
Tesoro *	156,100	3,453
Valero Energy	321,600	6,786

		155,060

Financials — 14.2%
ACE	87,100	6,300
Aflac	106,200	4,256
Allied World Assurance Holdings	2,300	177
Allstate	176,600	5,994
American Capital *	140,400	1,300
American Express	19,000	1,061
American Financial Group	32,294	1,256
American Tower, Cl A ‡	148,043	9,605
Ameriprise Financial	86,900	4,164
Annaly Capital Management ‡ (A)	65,800	1,094
Associated Banc	13,800	175
Assurant	155,800	5,201
AvalonBay Communities ‡ (A)	1,800	251
Axis Capital Holdings	9,100	299
Bank of America	706,100	5,190
Bank of New York Mellon	120,200	2,447
BB&T	54,000	1,632
Berkshire Hathaway, Cl B *	30,900	2,452
BlackRock, Cl A	1,100	188
Boston Properties ‡ (A)	2,900	298
Brandywine Realty Trust ‡ (A)	56,000	629
Capital One Financial	281,110	14,441
CBL & Associates Properties ‡ (A)	65,600	1,145
Charles Schwab (A)	406,098	5,060
Chubb	43,400	3,128
Citigroup	454,100	12,038
CME Group, Cl A	26,200	6,748
CNA Financial	21,600	615
Commerce Bancshares	3,235	125
Discover Financial Services	252,200	8,350
Endurance Specialty Holdings	19,600	766
Equity Residential ‡	5,800	354
Everest Re Group	37,800	3,860
Fifth Third Bancorp	511,000	6,822
Genworth Financial, Cl A *	48,500	254
Goldman Sachs Group (A)	31,500	3,015
Hartford Financial Services Group	87,200	1,467
HCC Insurance Holdings	13,100	409
HCP ‡	8,000	327
Health Care REIT	4,000	222
Hospitality Properties Trust ‡	76,300	1,794
Host Hotels & Resorts ‡ (A)	14,300	218
Huntington Bancshares	855,700	5,596
IntercontinentalExchange *	65,050	7,965
JPMorgan Chase	630,820	20,912
Keycorp	1,082,200	8,117
Kimco Realty ‡	5,500	99
Lincoln National (A)	156,100	3,227
Loews	29,200	1,136

Description	Shares	Market Value ($ Thousands)

Macerich ‡	1,800	$103
MetLife	51,800	1,513
Montpelier Re Holdings	49,200	1,027
Morgan Stanley	42,300	565
PartnerRe	37,200	2,636
PNC Financial Services Group	121,000	7,432
Popular *	20,960	320
Progressive	382,200	8,305
Prologis ‡ (A)	9,000	288
Protective Life (A)	96,200	2,536
Prudential Financial	59,400	2,759
Public Storage ‡	2,700	360
Regions Financial	545,200	3,429
Reinsurance Group of America, Cl A	27,100	1,360
RenaissanceRe Holdings	16,000	1,233
Simon Property Group ‡	6,200	915
SLM	124,500	1,739
State Street	44,100	1,818
SunTrust Banks	43,500	997
Torchmark	41,650	1,943
Travelers	106,800	6,674
Unum Group	125,300	2,500
US Bancorp	198,500	6,175
Validus Holdings	31,300	982
Ventas ‡	4,915	289
Vornado Realty Trust ‡	3,600	295
Wells Fargo	641,100	20,547
Weyerhaeuser ‡	11,100	221

		251,140

Health Care — 11.8%
Abbott Laboratories	75,700	4,678
Aetna	171,900	7,029
Alexion Pharmaceuticals *	32,610	2,953
Allergan	169,400	15,288
AmerisourceBergen	72,800	2,693
Amgen	257,994	17,936
Boston Scientific *	172,700	991
Bristol-Myers Squibb	8,200	273
Cardinal Health	51,000	2,110
Celgene *	140,240	9,571
CIGNA	28,400	1,247
Community Health Systems *	37,800	832
Covance *	108,886	5,052
Coventry Health Care	34,100	1,037
Covidien	72,700	3,765
DaVita *	83,147	6,756
Eli Lilly	121,000	4,955
Endo Health Solutions *	14,300	465
Express Scripts Holding *	171,137	8,932
Gilead Sciences *	46,600	2,328
HCA Holdings	72,700	1,889
Health Net *	121,100	3,103
Hill-Rom Holdings	25,700	756
Humana	54,770	4,184
Idexx Laboratories * (A)	69,218	5,873
Intuitive Surgical *	10,767	5,632
Johnson & Johnson	146,100	9,121
Laboratory Corp of America Holdings *	2,400	200
LifePoint Hospitals *	12,800	471

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

McKesson	45,200	$3,945
Medtronic	21,900	807
Merck	388,400	14,596
Novo Nordisk ADR (A)	56,730	7,590
Omnicare	60,200	1,898
PDL BioPharma (A)	49,300	320
Perrigo (A)	45,100	4,686
Pfizer	1,240,340	27,126
United Therapeutics *	24,300	1,075
UnitedHealth Group	66,800	3,725
Warner Chilcott, Cl A *	72,600	1,369
WellPoint	128,300	8,646
Zimmer Holdings	51,300	3,111

		209,014

Industrials — 8.4%
3M	6,600	557
AGCO *	85,200	3,426
Alliant Techsystems (A)	12,556	615
Avery Dennison	2,600	76
Caterpillar	41,500	3,636
Copa Holdings, Cl A	4,200	349
Danaher	150,243	7,808
Deere	36,700	2,711
Delta Air Lines *	434,200	5,254
Exelis (A)	16,200	162
Expeditors International of Washington	118,200	4,521
FedEx	23,700	2,113
Fluor	140,123	6,569
General Cable * (A)	20,700	589
General Dynamics	30,900	1,978
General Electric	917,030	17,506
Harsco	10,900	219
Honeywell International	69,360	3,861
Ingersoll-Rand	7,200	298
ITT	11,450	235
Kansas City Southern	47,660	3,145
KBR	109,200	2,781
L-3 Communications Holdings, Cl 3	77,200	5,264
Lockheed Martin (A)	69,700	5,771
Navistar International *	19,700	550
Norfolk Southern	33,300	2,182
Northrop Grumman	156,700	9,206
Pall	97,400	5,421
Parker Hannifin (A)	18,800	1,537
Precision Castparts	67,614	11,238
Raytheon (A)	91,000	4,579
Roper Industries	65,735	6,654
RR Donnelley & Sons (A)	91,000	979
Ryder System	34,100	1,473
Southwest Airlines	8,600	78
Stericycle * (A)	99,471	8,680
Textron (A)	42,200	997
Timken	53,100	2,533
Union Pacific (A)	67,750	7,547
United Continental Holdings * (A)	94,900	2,388
United Technologies	16,800	1,245
URS	22,269	806

Description	Shares	Market Value ($ Thousands)

Waste Management (A)	25,800	$837

		148,374

Information Technology — 22.2%
Accenture, Cl A	152,246	8,693
Adobe Systems *	566,527	17,591
Altera	135,920	4,541
Amdocs	31,500	906
Amphenol, Cl A	113,546	6,039
Ansys *	98,179	6,075
Apple *	97,410	56,277
Applied Materials	186,500	1,926
Autodesk *	301,729	9,661
BMC Software *	146,350	6,193
Brocade Communications Systems *	113,200	526
CA	226,200	5,626
Cisco Systems	655,700	10,708
Citrix Systems *	64,449	4,710
Cognizant Technology Solutions, Cl A *	108,942	6,346
Computer Sciences	30,900	823
Comverse Technology *	43	—
Corning	165,100	2,145
Dell *	216,900	2,674
DST Systems	14,504	741
EMC *	402,346	9,596
Fidelity National Information Services	20,600	675
Fiserv * (A)	8,200	553
Genpact *	249,559	3,891
Google, Cl A *	42,980	24,965
Harris (A)	23,600	939
Hewlett-Packard	187,900	4,261
Ingram Micro, Cl A *	68,300	1,218
Intel	1,009,044	26,074
International Business Machines	64,079	12,361
Intuit (A)	233,810	13,147
Jabil Circuit	10,900	209
Lender Processing Services	47,300	1,092
Lexmark International, Cl A	22,800	570
Mastercard, Cl A	58,166	23,645
Microchip Technology (A)	136,680	4,240
Microsoft	352,500	10,289
Molex (A)	4,300	99
National Instruments (A)	198,330	5,165
NetApp * (A)	254,914	7,586
Oracle	421,450	11,156
Polycom *	201,500	2,305
Qualcomm	501,191	28,723
SAIC (A)	151,500	1,683
Salesforce.com *	38,711	5,366
Seagate Technology	41,100	963
Symantec *	189,400	2,811
TE Connectivity	29,200	917
Tech Data *	26,200	1,247
Teradata *	97,500	6,482
Total System Services	9,500	221
VeriSign *	213,750	8,172
Visa, Cl A	140,075	16,137
Vishay Intertechnology * (A)	90,200	958

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Western Digital *	79,600	$2,499
Xerox	232,800	1,681

		394,097

Materials — 2.7%
Agrium	33,600	2,626
AK Steel Holding (A)	121,200	731
Alcoa (A)	21,900	187
Ashland (A)	13,900	889
CF Industries Holdings	35,300	6,035
Commercial Metals	21,900	256
Domtar	28,700	2,270
Dow Chemical	148,620	4,616
Eastman Chemical	33,300	1,550
Freeport-McMoRan Copper & Gold, Cl B	106,800	3,422
Huntsman	273,000	3,494
International Paper	35,300	1,031
LyondellBasell Industries, Cl A	81,500	3,216
Monsanto	78,870	6,089
Newmont Mining	6,400	302
Owens-Illinois *	45,900	897
PPG Industries	5,500	569
Rock-Tenn, Cl A	12,550	647
Sherwin-Williams	6,470	839
Steel Dynamics	165,200	1,741
Syngenta ADR	98,791	6,353
United States Steel	32,300	656

		48,416

Telecommunication Services — 3.0%
AT&T	655,760	22,407
Crown Castle International *	219,000	11,957
Telephone & Data Systems	8,152	162
Verizon Communications	464,276	19,333

		53,859

Utilities — 2.1%
AES *	233,000	2,817
Ameren	181,800	5,874
American Electric Power	175,900	6,774
Consolidated Edison	12,700	767
DTE Energy	40,300	2,290
Edison International	81,600	3,669
Entergy	115,300	7,440
Exelon	40,800	1,509
NV Energy	84,000	1,453
Public Service Enterprise Group	107,100	3,340
Sempra Energy	27,100	1,762

		37,695

Total Common Stock (Cost $1,531,606) ($ Thousands)		1,708,933

	Number Of Warrants

WARRANTS — 0.0%
Kinder Morgan, Expires 2017	123,200	281

Total Warrants (Cost $235) ($ Thousands)		281

AFFILIATED PARTNERSHIP — 7.3%
SEI Liquidity Fund, L.P.
0.170% † ** (B)	130,858,729	129,964

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Affiliated Partnership (Cost $130,859) ($ Thousands)		$129,964

CASH EQUIVALENTS — 2.9%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund
0.010% **	1,473,844	1,474
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100% † **	49,845,264	49,845

Total Cash Equivalents (Cost $51,319) ($ Thousands)		51,319

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills
0.070%, 06/28/12	$656	656
0.060%, 06/14/12	2,878	2,878
0.050%, 09/20/12	3,134	3,133

Total U.S. Treasury Obligations (Cost $6,667) ($ Thousands)		6,667

Total Investments — 106.9% (Cost $1,720,686) ($ Thousands)		$1,897,164

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	525	Jun-2012	$(1,537)
S&P Mid 400 Index E-MINI	84	Jun-2012	(296)

			$(1,833)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,774,178 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $123,579 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $129,964 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poors

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Fund

May 31, 2012

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,708,933	$—	$—	$1,708,933
Warrant	281	—	—	281
Affiliated Partnership	—	129,964	—	129,964
Cash Equivalents	49,845	1,474	—	51,319
U.S. Treasury Obligations	—	6,667	—	6,667

Total Investments in Securities	$1,759,059	$138,105	$—	$1,897,164

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,833)	$—	$—	$(1,833)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 95.8%

Consumer Discretionary — 16.3%
Abercrombie & Fitch, Cl A	600	$20
Advance Auto Parts	4,100	299
Amazon.com *	100	21
American Eagle Outfitters	5,600	108
Apollo Group, Cl A *	46,275	1,473
Ascena Retail Group *	13,600	257
AutoNation *	600	22
AutoZone *	1,200	456
Bed Bath & Beyond *	38,646	2,792
Best Buy	15,800	296
Big Lots *	1,500	55
Carter’s *	5,500	297
CBS, Cl B	20,400	651
Chipotle Mexican Grill, Cl A *	800	330
Coach	49,236	3,321
Comcast, Cl A	16,200	468
Ctrip.com International ADR *	3,500	64
Darden Restaurants	400	21
Delphi Automotive *	22,150	643
DIRECTV, Cl A *	25,500	1,133
Discovery Communications, Cl A *	3,100	155
Dollar General *	5,100	250
Dollar Tree *	6,650	686
DR Horton	12,200	202
Expedia	2,500	115
Foot Locker	19,100	606
GameStop, Cl A	1,600	31
Gap	27,400	726
Garmin	4,300	185
General Motors *	10,800	240
Gentex	32,200	718
Genuine Parts	3,400	214
Goodyear Tire & Rubber *	12,100	126
H&R Block	5,400	82
Harley-Davidson	900	43
Home Depot	35,040	1,729
International Game Technology	7,100	101
Interpublic Group	46,200	480
J.C. Penney	2,600	68
Johnson Controls	78,060	2,353
Lamar Advertising, Cl A *	800	20
Las Vegas Sands	2,400	111
Lennar, Cl A	7,800	213
Liberty Media - Liberty Capital, Cl A *	900	76
Limited Brands	7,300	324
LKQ *	5,700	208
Lowe’s	91,274	2,439
Macy’s	19,700	750
Marriott International, Cl A	5,800	224
Mattel	1,300	41
McDonald’s	15,700	1,403
McGraw-Hill	18,870	819
MGM Resorts International *	10,600	115
Mohawk Industries *	1,700	116
Newell Rubbermaid	1,900	35
News, Cl A	14,400	277
NIKE, Cl B	45,066	4,875
Nordstrom	45,240	2,143

Description	Shares	Market Value ($ Thousands)

O’Reilly Automotive *	6,200	$594
PetSmart	1,900	122
Polaris Industries	3,700	281
priceline.com *	4,075	2,549
PulteGroup *	15,700	147
PVH	2,300	186
Ralph Lauren, Cl A	100	15
Ross Stores	13,500	854
Sally Beauty Holdings *	3,900	103
Signet Jewelers	1,100	48
Staples	145,325	1,910
Starbucks	5,900	324
Starwood Hotels & Resorts Worldwide	2,300	122
Target	47,613	2,757
Tempur-Pedic International *	500	23
Tesla Motors *	700	21
Time Warner	1,500	52
Time Warner Cable, Cl A	8,900	671
TJX	50,400	2,140
Toll Brothers *	800	22
Tractor Supply	400	36
TripAdvisor *	1,600	69
Under Armour, Cl A *	200	20
VF	5,100	719
Viacom, Cl B	600	29
Whirlpool	7,300	451
Wyndham Worldwide	24,800	1,235
Yum! Brands	8,700	612

		52,138

Consumer Staples — 8.0%
Altria Group	24,000	773
Archer-Daniels-Midland	14,800	472
Bunge	6,100	363
Campbell Soup	35,525	1,126
Church & Dwight	400	21
Clorox	200	14
Coca-Cola	19,475	1,455
Colgate-Palmolive	18,775	1,846
ConAgra Foods	12,600	317
Costco Wholesale	29,038	2,509
CVS Caremark	35,600	1,600
Dean Foods *	19,600	307
Dr. Pepper Snapple Group	1,400	58
Energizer Holdings *	400	29
Herbalife	13,200	591
Hershey	1,800	120
HJ Heinz	100	5
Ingredion	5,300	271
Kimberly-Clark	4,600	365
Kraft Foods, Cl A	16,500	631
Kroger	35,900	790
Lorillard	6,300	779
Mead Johnson Nutrition, Cl A	7,100	573
Molson Coors Brewing, Cl B	1,800	69
Monster Beverage *	13,000	944
PepsiCo	9,780	664
Philip Morris International	31,800	2,687
Procter & Gamble	4,400	274
Sysco	300	8
Tyson Foods, Cl A	3,400	66
Unilever	18,150	569

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Walgreen	32,500	$992
Wal-Mart Stores	22,675	1,492
Whole Foods Market	31,359	2,779

		25,559

Energy — 8.5%
Apache	9,525	775
Atwood Oceanics *	2,200	84
Baker Hughes	22,345	932
Cabot Oil & Gas	6,900	225
Cameron International *	3,900	178
Chevron	25,800	2,536
Cobalt International Energy *	3,100	70
Concho Resources *	3,300	290
ConocoPhillips	17,900	934
Continental Resources *	2,300	168
Core Laboratories	1,100	141
Denbury Resources *	2,500	38
Devon Energy	9,250	551
Dresser-Rand Group *	2,000	88
Energen	100	5
EOG Resources	28,550	2,835
EQT	6,600	306
Exxon Mobil	73,850	5,807
FMC Technologies *	11,900	479
Halliburton	1,100	33
Helmerich & Payne	1,600	73
Hess	4,700	205
HollyFrontier	700	21
Kinder Morgan	70,982	2,427
Marathon Oil	22,500	560
Marathon Petroleum	15,050	543
Murphy Oil	33,175	1,547
National Oilwell Varco	8,200	547
Noble Energy	1,400	118
Oceaneering International	4,400	203
Oil States International *	3,400	226
Phillips 66 *	8,950	269
Pioneer Natural Resources	500	48
Plains Exploration & Production *	4,700	168
Range Resources	3,800	218
SandRidge Energy *	6,500	41
Schlumberger	13,415	849
SM Energy	2,600	141
Spectra Energy	17,000	488
Sunoco	1,000	46
Tesoro *	29,100	644
Valero Energy	33,100	698
Weatherford International *	57,625	692
Williams	4,200	128
WPX Energy *	966	14

		27,389

Financials — 8.7%
ACE	8,600	622
Aflac	21,750	872
Allied World Assurance Holdings	600	46
American Express	26,975	1,506
American Financial Group	10,000	389
American Tower, Cl A ‡	46,840	3,039
Ameriprise Financial	5,300	254
Aon	600	28
Arthur J Gallagher	5,000	174
Assurant	14,700	491

Description	Shares	Market Value ($ Thousands)

AvalonBay Communities ‡	200	$28
BB&T	5,200	157
BlackRock, Cl A	100	17
CBRE Group, Cl A *	58,725	966
Chubb	4,400	317
Cincinnati Financial	4,200	151
Citigroup	16,400	435
CME Group, Cl A	6,600	1,700
Digital Realty Trust ‡	6,000	425
Discover Financial Services	26,100	864
Essex Property Trust ‡	700	105
Everest Re Group	1,900	194
Fidelity National Financial, Cl A	76,275	1,437
Fifth Third Bancorp	48,300	645
First Horizon National	5,900	50
HCP ‡	4,100	167
Health Care REIT	1,200	67
Host Hotels & Resorts ‡	12,600	192
Huntington Bancshares	133,100	870
IntercontinentalExchange *	16,400	2,008
Invesco	900	20
JPMorgan Chase	35,400	1,174
Keycorp	93,000	698
Lazard, Cl A	37,519	865
Marsh & McLennan	1,600	51
MBIA *	9,100	82
Moody’s	1,100	40
People’s United Financial	4,000	47
Progressive	96,200	2,090
Protective Life	3,400	90
Public Storage ‡	1,400	187
Rayonier ‡	1,800	77
Regions Financial	98,100	617
Simon Property Group ‡	400	59
StanCorp Financial Group	900	31
Torchmark	600	28
US Bancorp	18,200	566
Wells Fargo	51,700	1,657
Weyerhaeuser ‡	63,675	1,268
White Mountains Insurance Group	100	51
WR Berkley	200	8

		27,922

Health Care — 10.0%
Aetna	20,300	830
Alexion Pharmaceuticals *	6,300	570
Allergan	33,300	3,005
AmerisourceBergen	18,400	681
Amgen	36,197	2,516
Baxter International	6,000	304
Biogen Idec *	9,200	1,203
BioMarin Pharmaceutical *	4,100	146
Bristol-Myers Squibb	14,900	497
Cardinal Health	17,400	720
Celgene *	46,017	3,141
Cerner *	1,500	117
CIGNA	600	26
Eli Lilly	16,800	688
Forest Laboratories *	37,525	1,313
Gilead Sciences *	24,100	1,204
Health Net *	20,800	533
Henry Schein *	700	52

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2012

Description	Shares	Market Value ($Thousands)

Humana	6,300	$481
Intuitive Surgical *	1,000	523
Johnson & Johnson	17,350	1,083
McKesson	6,800	593
Merck	19,400	729
Myriad Genetics *	23,995	579
Novo Nordisk ADR	14,300	1,913
Perrigo	12,500	1,299
Pfizer	153,850	3,365
St. Jude Medical	23,100	888
SXC Health Solutions *	300	27
Teleflex	14,575	866
Thoratec *	1,100	33
UnitedHealth Group	15,900	887
Watson Pharmaceuticals *	900	64
WellPoint	16,900	1,139

		32,015

Industrials — 7.9%
AGCO *	7,900	318
BE Aerospace *	4,500	195
Boeing	8,825	614
Carlisle	100	5
Caterpillar	16,600	1,454
Chicago Bridge & Iron	5,000	180
Cintas	900	33
Con-way	900	32
Copa Holdings, Cl A	600	50
Copart *	12,800	347
Corrections Corp of America	1,900	49
CSX	200	4
Cummins	5,200	504
Danaher	200	10
Deere	3,400	251
Delta Air Lines *	59,600	721
Donaldson	5,300	190
Dun & Bradstreet	400	27
Emerson Electric	18,375	860
Equifax	2,300	104
Expeditors International of Washington	29,700	1,136
Fastenal	13,500	597
Flowserve	400	41
Fluor	7,200	338
Fortune Brands Home & Security *	100	2
Gardner Denver	500	27
GATX	2,800	107
General Cable *	700	20
General Dynamics	3,200	205
General Electric	137,400	2,623
Goodrich	1,500	189
GrafTech International *	68,640	732
Hubbell, Cl B	1,500	118
IHS, Cl A *	200	20
Illinois Tool Works	16,475	925
Ingersoll-Rand	31,560	1,304
Iron Mountain	3,300	94
ITT	35,440	728
Joy Global	4,800	268
Kansas City Southern	5,700	376
KBR	14,700	374
Kennametal	2,700	94

Description	Shares	Market Value ($Thousands)

Kirby *	3,000	$158
Landstar System	1,400	74
Lincoln Electric Holdings	3,300	157
Lockheed Martin	21,200	1,755
Manitowoc	6,900	72
Masco	9,100	116
MSC Industrial Direct, Cl A	900	65
Norfolk Southern	400	26
Northrop Grumman	33,875	1,990
Oshkosh Truck *	3,700	76
Pall	1,500	83
Parker Hannifin	300	25
Precision Castparts	1,500	249
Raytheon	8,200	413
Robert Half International	2,100	60
Roper Industries	500	51
Ryder System	3,000	130
Spirit Aerosystems Holdings, Cl A *	1,900	44
Terex *	5,800	96
Timken	12,300	587
Toro	300	22
Towers Watson, Cl A	1,800	108
Trinity Industries	4,900	121
Union Pacific	6,100	679
United Continental Holdings *	1,000	25
Verisk Analytics, Cl A *	6,200	297
Wabtec	200	14
Waste Connections	800	25
WESCO International *	1,500	89
WW Grainger	3,500	678
Xylem	31,025	786

		25,337

Information Technology — 25.1%
Accenture, Cl A	4,000	228
Activision Blizzard	15,600	183
Adobe Systems *	175,606	5,453
Akamai Technologies *	3,200	94
Alliance Data Systems *	2,200	277
Amdocs	22,000	632
Ansys *	700	43
Apple *	17,975	10,385
Autodesk *	62,083	1,988
Automatic Data Processing	40,900	2,133
Avnet *	8,900	271
BMC Software *	36,875	1,561
Brocade Communications Systems *	70,800	329
CA	32,800	816
Cadence Design Systems *	3,500	36
Cisco Systems	193,175	3,155
Cree *	11,500	288
Dell *	18,900	233
Electronic Arts *	7,100	97
EMC *	88,792	2,118
Equinix *	600	98
F5 Networks *	4,100	424
Genpact *	2,300	36
Google, Cl A *	7,675	4,458
IAC	2,400	108
Intel	220,052	5,686
International Business Machines	24,397	4,706

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Intuit	40,700	$2,289
Jabil Circuit	6,800	130
Kla-Tencor	9,800	449
Lam Research *	1,200	45
Lender Processing Services	1,700	39
LSI *	129,710	863
Mastercard, Cl A	10,075	4,096
Micros Systems *	500	26
Microsoft	143,725	4,195
Molex	1,600	37
Motorola Solutions	1,500	72
NCR *	14,100	302
NeuStar, Cl A *	4,200	135
Novellus Systems *	3,000	125
Nuance Communications *	14,600	302
Oracle	101,954	2,699
Polycom *	50,700	580
Qualcomm	94,629	5,423
Rackspace Hosting *	1,800	89
Red Hat *	10,200	524
Riverbed Technology *	18,600	305
SanDisk *	8,800	288
Silicon Laboratories *	1,500	52
Symantec *	47,400	703
Synopsys *	2,000	59
Tech Data *	7,800	371
Teradata *	26,800	1,781
Teradyne *	6,300	91
TIBCO Software *	2,200	59
Total System Services	55,200	1,285
Trimble Navigation *	500	24
VeriSign *	53,850	2,059
Visa, Cl A	43,150	4,971
VMware, Cl A *	800	74
Xilinx	3,400	109

		80,487

Materials — 4.7%
Agrium	10,200	797
Air Products & Chemicals	1,300	103
Airgas	4,800	417
Ashland	2,300	147
BHP Billiton ADR	8,002	492
Carpenter Technology	1,300	59
Celanese, Cl A	1,700	68
CF Industries Holdings	6,600	1,128
CRH ADR	46,525	797
Domtar	3,100	245
E.I. Du Pont de Nemours	22,900	1,105
Ecolab	16,900	1,068
Freeport-McMoRan Copper & Gold, Cl B	300	10
Huntsman	19,100	244
International Paper	600	18
LyondellBasell Industries, Cl A	6,600	260
Monsanto	500	39
Newmont Mining	32,825	1,548
Nucor	4,400	157
Owens-Illinois *	44,350	867
PPG Industries	5,400	559
Praxair	6,500	691
Rockwood Holdings *	1,100	53
Royal Gold	2,300	155

Description	Shares	Market Value ($ Thousands)

RPM International	4,000	$105
Sealed Air	45,118	706
Sherwin-Williams	400	52
Sigma-Aldrich	4,300	298
Southern Copper	600	17
Syngenta ADR	25,000	1,608
Valspar	2,600	125
Vulcan Materials	10,750	372
WR Grace *	17,420	915

		15,225

Telecommunication Services — 2.6%
AT&T	23,545	805
Crown Castle International *	58,700	3,205
SBA Communications, Cl A *	2,700	140
Verizon Communications	98,948	4,120

		8,270

Utilities — 4.0%
AES *	32,700	395
AGL Resources	3,500	131
Ameren	12,400	401
American Electric Power	8,900	343
Centerpoint Energy	3,500	71
CMS Energy	3,400	79
Consolidated Edison	2,700	163
Dominion Resources	18,800	979
Duke Energy	21,400	470
Edison International	22,700	1,021
Entergy	15,200	981
Exelon	15,778	583
FirstEnergy	5,269	247
Great Plains Energy	1,200	24
NextEra Energy	33,050	2,159
NiSource	14,600	366
NRG Energy *	2,800	43
NV Energy	23,400	405
ONEOK	3,700	307
Pinnacle West Capital	400	20
PPL	30,400	832
Progress Energy	11,300	619
Public Service Enterprise Group	36,100	1,126
Questar	9,000	181
SCANA	5,000	235
Sempra Energy	4,000	260
Southern	4,500	207
Vectren	2,500	73
Xcel Energy	9,300	260

		12,981

Total Common Stock (Cost $288,244) ($ Thousands)		307,323

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Trust	11,175	1,694

Total Exchange Traded Fund (Cost $1,662) ($ Thousands)		1,694

	Number Of Warrants

WARRANTS — 0.0%
Kinder Morgan, Expires 2017	41,344	94

Total Warrants (Cost $79) ($ Thousands)		94

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100% † **	10,050,587	$10,051

Total Cash Equivalent (Cost $10,051) ($ Thousands)		10,051

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.070%, 11/15/12	$39	39
0.050%, 09/20/12	140	140
0.015%, 06/28/12	187	187
0.013%, 06/21/12	270	270

Total U.S. Treasury Obligations (Cost $636) ($ Thousands)		636

Total Investments — 99.7% (Cost $300,672) ($ Thousands)		$319,798

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	102	Jun-2012	$(457)

			$(457)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $320,907 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

††	More narrow industries are utilized for compliance purposes whereas broader sectors are utilized for reporting purposes.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

The following is a list of inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$307,323	$—	$—	$307,323
Exchange Traded Fund	1,694	—	—	1,694
Warrant	94	—	—	94
Cash Equivalent	10,051	—	—	10,051
U.S. Treasury Obligations	—	636	—	636

Total Investments in Securities	$319,162	$636	$—	$319,798

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(457)	$—	$—	$(457)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 84.5%

Consumer Discretionary — 10.5%
Aaron’s	60,551	$1,608
Abercrombie & Fitch, Cl A	10,200	342
Advance Auto Parts	69,281	5,053
Amazon.com *	47,111	10,030
American Eagle Outfitters	153,880	2,971
ANN * (A)	78,200	2,103
Apollo Group, Cl A * (A)	17,000	541
Ascena Retail Group *	78,800	1,492
AutoNation * (A)	13,500	486
AutoZone *	44,967	17,099
Bally Technologies * (A)	26,110	1,215
Bed Bath & Beyond *	18,400	1,329
Best Buy (A)	40,300	754
Big Lots *	12,700	467
Biglari Holdings *	400	157
Blyth (A)	2,100	157
Bob Evans Farms	7,500	304
BorgWarner *	7,800	560
Brown Shoe (A)	123,390	1,467
CBS, Cl B	136,000	4,341
Chipotle Mexican Grill, Cl A * (A)	4,900	2,024
Coach	201,636	13,600
Comcast, Cl A (A)	1,614,325	46,511
Darden Restaurants	2,200	114
DeVry	23,400	640
Dillard’s, Cl A (A)	86,376	5,808
DIRECTV, Cl A *	399,357	17,751
Discovery Communications, Cl A * (A)	26,700	1,338
Dollar Tree *	56,000	5,778
DR Horton (A)	149,000	2,473
Expedia (A)	154,027	7,068
Family Dollar Stores	4,900	332
Foot Locker	178,810	5,676
Ford Motor (A)	764,917	8,078
Fossil *	4,100	300
GameStop, Cl A (A)	33,700	646
Gannett (A)	132,954	1,736
General Motors * (A)	15,328	340
Genuine Parts	109,200	6,880
Goodyear Tire & Rubber * (A)	159,800	1,670
H&R Block	120,900	1,846
Harley-Davidson	30,400	1,465
Harman International Industries	6,200	243
Home Depot (A)	528,056	26,054
HSN	7,800	304
Iconix Brand Group * (A)	76,630	1,148
International Game Technology	188,200	2,691
Interval Leisure Group	12,900	215
J.C. Penney (A)	50,800	1,332
Johnson Controls	9,236	278
Kohl’s	8,743	401
Lear	170,595	6,798
Lennar, Cl A (A)	88,900	2,426
Limited Brands (A)	110,100	4,884
Lowe’s	676,256	18,070
Macy’s	907,664	34,537
Marriott International, Cl A (A)	150,334	5,819
Mattel	6,300	196
Matthews International, Cl A (A)	40,120	1,208

Description	Shares	Market Value ($ Thousands)

McDonald’s	287,232	$25,661
McGraw-Hill	325,775	14,132
Modine Manufacturing *	143,940	933
Newell Rubbermaid	186,365	3,429
News, Cl A (A)	98,000	1,882
NIKE, Cl B	58,000	6,274
Nordstrom	8,900	421
Omnicom Group (A)	335,087	15,977
O’Reilly Automotive *	37,400	3,583
Panera Bread, Cl A *	12,800	1,881
Pier 1 Imports	6,200	101
Polaris Industries (A)	18,700	1,421
priceline.com * (A)	18,401	11,510
PulteGroup * (A)	219,500	2,055
Ralph Lauren, Cl A	5,000	744
Ross Stores	522,260	33,023
Select Comfort *	9,700	265
Starbucks	41,900	2,300
Starwood Hotels & Resorts Worldwide	34,400	1,818
Target	321,548	18,621
Tempur-Pedic International * (A)	17,600	813
Tenneco *	29,650	805
Texas Roadhouse, Cl A	63,970	1,163
Thor Industries (A)	29,900	919
Tiffany	4,400	244
Time Warner (A)	653,799	22,536
Time Warner Cable, Cl A	3,860	291
TJX	364,200	15,464
TripAdvisor * (A)	27,800	1,192
True Religion Apparel	33,900	994
Tupperware Brands	24,200	1,308
Ulta Salon Cosmetics & Fragrance	18,700	1,671
Vera Bradley * (A)	46,900	1,026
VF	40,900	5,769
Viacom, Cl B	738,728	35,260
Walt Disney	520,109	23,774
Whirlpool (A)	111,100	6,875
Wyndham Worldwide (A)	33,200	1,653
Wynn Resorts	1,500	155
Yum! Brands	152,500	10,730

		569,827

Consumer Staples — 8.5%
Altria Group	336,373	10,828
Archer-Daniels-Midland	700,050	22,318
Brown-Forman, Cl B	3,800	331
Bunge (A)	104,100	6,194
Central Garden and Pet, Cl A * (A)	176,660	1,629
Coca-Cola	305,787	22,852
Coca-Cola Enterprises	924,992	25,308
Colgate-Palmolive	67,400	6,625
ConAgra Foods	787,895	19,816
Constellation Brands, Cl A *	146,262	2,821
Costco Wholesale	32,200	2,782
CVS Caremark	874,883	39,317
Darling International *	52,700	738
Dean Foods *	26,300	411
Dr. Pepper Snapple Group (A)	5,900	243
Energizer Holdings *	111,350	8,119
Estee Lauder, Cl A	26,100	1,413

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Herbalife	82,366	$3,689
Hershey	26,600	1,778
HJ Heinz (A)	1,000	53
Hormel Foods	51,700	1,546
Ingredion	112,801	5,763
JM Smucker	4,200	322
Kellogg	1,600	78
Kimberly-Clark	56,372	4,473
Kraft Foods, Cl A	1,082,529	41,428
Kroger	386,300	8,503
Lorillard	128,783	15,917
Mead Johnson Nutrition, Cl A	118,185	9,542
Molson Coors Brewing, Cl B	138,595	5,329
Monster Beverage *	135,134	9,811
PepsiCo	498,849	33,847
Philip Morris International	550,655	46,536
Pilgrim’s Pride *	17,500	144
Procter & Gamble	343,101	21,372
Ralcorp Holdings *	125,085	7,949
Reynolds American	21,600	904
Safeway (A)	10,502	200
Sara Lee	96,500	2,017
Sysco (A)	306,030	8,541
Tyson Foods, Cl A (A)	450,432	8,725
Walgreen	11,900	363
Wal-Mart Stores	774,199	50,958
Whole Foods Market	15,000	1,329

		462,862

Energy — 9.3%
Alpha Natural Resources *	34,700	364
Anadarko Petroleum	201,903	12,316
Apache	79,200	6,445
Baker Hughes (A)	30,419	1,270
Cabot Oil & Gas (A)	56,800	1,848
Cameron International *	23,000	1,051
Chevron	1,057,872	103,999
Cimarex Energy (A)	14,160	754
ConocoPhillips (A)	717,391	37,419
Consol Energy (A)	5,700	160
Denbury Resources *	125,000	1,890
Devon Energy	268,125	15,959
EOG Resources	4,400	437
EQT	57,600	2,671
Exxon Mobil	1,702,303	133,852
FMC Technologies * (A)	41,900	1,686
Gulfmark Offshore, Cl A *	27,000	964
Halliburton	94,000	2,826
Helix Energy Solutions Group * (A)	6,200	106
Helmerich & Payne (A)	60,200	2,727
Hess	357,104	15,605
Kinder Morgan	43,960	1,503
Marathon Oil	667,156	16,619
Marathon Petroleum	97,177	3,505
Murphy Oil	35,300	1,646
Nabors Industries *	91,800	1,244
National Oilwell Varco	396,273	26,451
Noble Energy	6,400	541
Occidental Petroleum	445,987	35,353
Phillips 66 *	494,152	14,839
Pioneer Natural Resources	37,100	3,588
Range Resources	15,100	867

Description	Shares	Market Value ($ Thousands)

Rosetta Resources * (A)	22,500	$871
Rowan, Cl A *	54,000	1,620
Schlumberger (A)	580,701	36,729
SEACOR Holdings *	1,600	138
Spectra Energy	45,300	1,301
Sunoco	9,200	427
Tesoro *	173,581	3,840
Unit *	3,300	131
Valero Energy	412,704	8,708
Williams	84,600	2,583

		506,853

Financials — 11.4%
ACE	221,324	16,008
Aflac	33,700	1,351
Alleghany *	3,170	1,043
American Capital *	77,216	715
American Capital Agency ‡	33,200	1,085
American Express	745,993	41,649
American Financial Group	14,400	560
American International Group *	441,078	12,871
American Tower, Cl A ‡	158,402	10,277
Ameriprise Financial	252,761	12,112
Aon	23,800	1,107
Arch Capital Group *	36,600	1,399
Assurant (A)	256,845	8,573
Assured Guaranty	246,810	2,947
AvalonBay Communities ‡ (A)	600	84
Bank of America	472,473	3,472
Bank of New York Mellon (A)	62,038	1,263
BB&T	38,900	1,176
Berkshire Hathaway, Cl B *	89,174	7,077
BlackRock, Cl A	1,800	307
Camden Property Trust ‡	18,000	1,172
Capital One Financial	436,227	22,409
CBRE Group, Cl A *	199,100	3,275
Cincinnati Financial	15,000	541
Citigroup	2,244,350	59,498
CME Group, Cl A	15,510	3,995
Comerica	34,200	1,040
CommonWealth ‡	50,500	891
Discover Financial Services	577,175	19,110
E*Trade Financial *	38,500	327
East West Bancorp	68,900	1,543
Equity Residential ‡	1,100	67
Essex Property Trust ‡ (A)	10,800	1,625
Extra Space Storage ‡	62,300	1,767
Fifth Third Bancorp	528,300	7,053
First Horizon National (A)	122,800	1,041
Franklin Resources	8,700	929
Genworth Financial, Cl A *	521,200	2,731
Goldman Sachs Group	252,522	24,166
Government Properties Income Trust ‡	7,600	162
Hartford Financial Services Group	8,300	140
HCP ‡	17,800	727
Health Care REIT	5,600	310
Hospitality Properties Trust ‡	186,421	4,383
Host Hotels & Resorts ‡ (A)	114,200	1,743
Hudson City Bancorp	39,500	245
Huntington Bancshares	382,500	2,501
Inland Real Estate ‡ (A)	50,200	413

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Invesco	825,078	$17,945
Janus Capital Group	140,500	1,026
Jones Lang LaSalle	25,600	1,856
JPMorgan Chase	1,719,332	56,996
Keycorp	1,375,588	10,317
Kilroy Realty ‡ (A)	39,880	1,831
LaSalle Hotel Properties ‡ (A)	31,060	857
Legg Mason	4,900	125
Leucadia National	73,700	1,497
Lincoln National	31,800	657
Macerich ‡ (A)	28,330	1,616
Marsh & McLennan	318,605	10,189
MetLife (A)	138,093	4,034
Moody’s (A)	51,700	1,892
Morgan Stanley	715,200	9,555
Nelnet, Cl A	20,800	486
PacWest Bancorp (A)	82,210	1,875
People’s United Financial	109,500	1,273
PNC Financial Services Group	293,420	18,022
Principal Financial Group	23,300	572
ProAssurance	7,400	652
Progressive (A)	330,250	7,176
ProLogis ‡	6,815	218
Prudential Financial	210,263	9,767
PS Business Parks ‡ (A)	27,300	1,799
Public Storage ‡	7,700	1,028
Rayonier ‡ (A)	226,843	9,747
Regions Financial	148,100	931
Signature Bank NY * (A)	28,100	1,726
Simon Property Group ‡	28,057	4,139
SL Green Realty ‡ (A)	117,970	8,849
SLM	328,800	4,593
State Street	340,657	14,039
SunTrust Banks	198,900	4,559
Symetra Financial	60,700	686
T. Rowe Price Group	51,600	2,972
Torchmark	18,400	859
Travelers	36,600	2,287
US Bancorp	191,566	5,960
Validus Holdings	53,200	1,669
Wells Fargo	2,810,583	90,079
Weyerhaeuser ‡	193,172	3,846
Willis Group Holdings	30,500	1,076
Winthrop Realty Trust ‡	20,200	208
Wintrust Financial (A)	60,660	2,063
XL Group, Cl A	247,500	5,054
Zions Bancorporation (A)	5,600	107

		617,590

Health Care — 10.7%
Abbott Laboratories	258,516	15,974
Aetna	152,700	6,244
Agilent Technologies	119,510	4,859
Alexion Pharmaceuticals * (A)	69,876	6,329
Allergan	63,914	5,768
AMERIGROUP *	8,500	530
AmerisourceBergen	401,988	14,869
Amgen	769,084	53,467
Baxter International	347,935	17,613
Becton Dickinson (A)	9,300	680
Biogen Idec *	141,881	18,551
Bristol-Myers Squibb	418,651	13,958
C.R. Bard	3,700	360

Description	Shares	Market Value ($ Thousands)

Cardinal Health	37,972	$1,571
CareFusion *	231,755	5,618
Celgene *	254,177	17,347
Cerner * (A)	16,900	1,318
CIGNA	11,400	501
Coventry Health Care	4,500	137
Covidien	410,413	21,251
Dentsply International (A)	5,900	218
Eli Lilly	724,202	29,656
Express Scripts Holding *	387,759	20,237
Forest Laboratories *	111,641	3,907
Gilead Sciences *	526,611	26,304
Haemonetics *	26,440	1,843
Henry Schein *	14,400	1,070
Hill-Rom Holdings	52,500	1,544
Humana	49,700	3,797
Intuitive Surgical *	19,200	10,044
Johnson & Johnson	1,084,956	67,734
Laboratory Corp of America Holdings * (A)	200	17
Life Technologies *	21,000	859
McKesson	265,492	23,172
Medicis Pharmaceutical, Cl A (A)	47,600	1,718
Medtronic	66,476	2,449
Merck	1,054,727	39,637
Mettler Toledo International *	1,100	172
Myriad Genetics *	6,700	162
PerkinElmer	480,820	12,790
Pfizer	2,429,756	53,139
Quest Diagnostics	38,460	2,188
St. Jude Medical (A)	30,100	1,156
Stryker	9,700	499
Thermo Fisher Scientific	116,300	5,871
United Therapeutics *	7,100	314
UnitedHealth Group	660,676	36,846
VCA Antech *	76,200	1,641
Vertex Pharmaceuticals *	178,590	10,722
Watson Pharmaceuticals *	31,500	2,245
WellPoint	165,196	11,133

		580,029

Industrials — 7.7%
3M	78,566	6,632
AGCO *	58,900	2,368
Alaska Air Group *	9,600	329
Alliant Techsystems (A)	20,900	1,023
American Reprographics *	164,700	852
Applied Industrial Technologies	21,800	822
BE Aerospace *	33,840	1,466
Boeing	198,923	13,847
C.H. Robinson Worldwide	4,100	239
Caterpillar	274,856	24,083
Cintas (A)	36,300	1,339
Cooper Industries, Cl A	175,784	12,393
Copart *	28,900	784
Corrections Corp of America	28,425	741
Crane	2,800	106
CSX	390,300	8,153
Cummins	173,903	16,860
Danaher	6,200	322
Deere	147,100	10,866
Delta Air Lines *	624,307	7,554
Dover	4,400	249

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Dun & Bradstreet	5,100	$345
Eaton (A)	37,300	1,591
Emerson Electric (A)	165,708	7,750
EnerSys *	12,900	425
Equifax	3,600	163
Fastenal (A)	74,300	3,286
FedEx	140,526	12,527
Flowserve	5,200	534
Fluor	6,400	300
General Dynamics	55,000	3,521
General Electric	3,081,659	58,829
Goodrich	22,000	2,767
Harsco	70,090	1,409
Honeywell International	984,304	54,786
HUB Group, Cl A *	38,219	1,336
Hubbell, Cl B	25,148	1,985
Ingersoll-Rand	6,000	248
Iron Mountain	54,900	1,556
Joy Global	32,100	1,793
L-3 Communications Holdings, Cl 3	57,800	3,941
Landstar System	77,304	4,074
Lincoln Electric Holdings	26,132	1,243
Lockheed Martin (A)	28,800	2,385
Masco (A)	136,600	1,731
MasTec * (A)	80,200	1,311
Middleby *	7,800	798
MSC Industrial Direct, Cl A	8,500	609
Nielsen Holdings *	299,866	8,318
Norfolk Southern	106,000	6,945
Northrop Grumman	72,100	4,236
Oshkosh Truck *	9,800	201
Owens Corning * (A)	26,500	818
Paccar	22,400	842
Pall	8,500	473
Parker Hannifin	145,780	11,916
Precision Castparts	6,500	1,080
Quanta Services * (A)	85,160	1,923
Regal-Beloit	26,880	1,621
Republic Services, Cl A	277,558	7,316
Robbins & Myers	3,400	155
Robert Half International (A)	64,899	1,844
Rockwell Automation	4,800	348
Roper Industries	15,100	1,528
Ryder System	36,700	1,586
SPX (A)	17,800	1,279
Stericycle * (A)	4,300	375
Team *	47,760	1,274
Textron	29,200	690
Timken	31,300	1,493
Toro	8,000	596
Trimas *	75,040	1,502
Union Pacific (A)	210,735	23,476
United Continental Holdings * (A)	51,200	1,289
United Parcel Service, Cl B	263,601	19,754
United Technologies	252,376	18,704
Valmont Industries	20,988	2,403
WESCO International * (A)	100,028	5,951
WW Grainger (A)	29,500	5,713

		417,920

Description	Shares	Market Value ($ Thousands)

Information Technology — 18.9%
Accenture, Cl A	253,807	$14,492
Adobe Systems *	5,700	177
Akamai Technologies *	120,830	3,545
Analog Devices	8,400	306
Apple *	413,364	238,813
Applied Materials	205,300	2,121
Arrow Electronics *	55,493	1,882
Autodesk *	59,600	1,908
Automatic Data Processing	94,500	4,928
Avnet *	123,865	3,776
Baidu ADR *	172,682	20,337
BMC Software *	24,900	1,054
Broadcom, Cl A	15,100	488
CA	452,392	11,251
Cisco Systems	4,003,049	65,370
Citrix Systems *	18,000	1,316
Cognizant Technology Solutions, Cl A *	12,500	728
Compuware *	144,900	1,304
Comverse Technology *	430	3
Dell *	696,633	8,590
Dolby Laboratories, Cl A *	5,800	249
eBay *	44,100	1,728
Echo Global Logistics * (A)	71,559	1,217
Electronic Arts *	145,000	1,975
EMC *	857,150	20,443
F5 Networks *	168,326	17,418
Fidelity National Information Services	4,100	135
Fiserv * (A)	72,725	4,904
FLIR Systems (A)	63,800	1,361
Google, Cl A *	82,483	47,911
Hewlett-Packard	458,031	10,388
IAC (A)	84,201	3,783
Ingram Micro, Cl A *	19,400	346
Intel	2,795,866	72,245
International Business Machines	576,144	111,138
Intuit	146,500	8,238
j2 Global (A)	57,670	1,395
Jabil Circuit	493,093	9,433
JDS Uniphase * (A)	38,000	386
Kla-Tencor	238,250	10,919
Lexmark International, Cl A	90,900	2,273
LSI *	640,848	4,262
Mastercard, Cl A	64,857	26,365
Microchip Technology (A)	35,500	1,101
Micron Technology *	36,000	210
Microsemi *	25,900	457
Microsoft	2,785,104	81,297
Molex (A)	38,800	895
Motorola Solutions	149,900	7,207
NCR *	52,200	1,118
Netscout Systems *	86,900	1,742
Novellus Systems * (A)	32,100	1,343
Nvidia *	14,300	178
ON Semiconductor *	219,160	1,477
Oracle	2,003,477	53,032
Paychex (A)	26,000	779
Polycom *	70,960	812
Qualcomm	878,034	50,320
Quest Software *	31,720	793

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Red Hat *	71,710	$3,685
SAIC (A)	16,900	188
Salesforce.com *	2,000	277
SanDisk *	52,500	1,717
SS&C Technologies Holdings * (A)	46,026	1,085
Symantec *	338,299	5,020
TE Connectivity	49,200	1,546
Tech Data *	5,600	266
Teradata *	29,200	1,941
Teradyne * (A)	94,400	1,364
Texas Instruments	842,496	23,994
Total System Services	29,600	689
Vantiv, Cl A *	38,100	845
VeriSign *	7,900	302
Visa, Cl A	236,982	27,300
Western Digital *	247,028	7,754
Western Union	178,053	2,920
Xerox	225,200	1,626
Xilinx	87,380	2,794
Yahoo! *	59,900	913

		1,029,888

Materials — 3.4%
Air Products & Chemicals	12,800	1,012
Airgas	28,500	2,474
Alcoa (A)	341,200	2,917
Allegheny Technologies	248,165	7,971
Ball	109,881	4,392
Carpenter Technology	26,700	1,203
CF Industries Holdings	60,100	10,275
Cliffs Natural Resources (A)	21,100	1,008
Coeur d’Alene Mines *	22,200	375
Commercial Metals	153,658	1,795
Compass Minerals International (A)	13,300	947
Cytec Industries	24,700	1,493
Dow Chemical	65,800	2,044
E.I. Du Pont de Nemours	376,666	18,178
Eastman Chemical	77,034	3,587
Ecolab (A)	75,800	4,791
FMC	61,823	3,151
Freeport-McMoRan Copper & Gold, Cl B	1,019,155	32,654
International Paper	33,200	969
Kronos Worldwide (A)	4,200	71
LyondellBasell Industries, Cl A	89,400	3,528
Monsanto	242,082	18,689
Mosaic	179,030	8,536
Newmont Mining	4,200	198
Nucor	41,900	1,498
Owens-Illinois *	219,900	4,297
PPG Industries	51,100	5,286
Praxair	177,713	18,880
Reliance Steel & Aluminum	20,700	977
Rock-Tenn, Cl A	15,260	787
Rockwood Holdings *	24,680	1,194
Royal Gold	62,085	4,200
Schweitzer-Mauduit International (A)	24,780	1,658
Sherwin-Williams	2,000	259
Sigma-Aldrich (A)	43,200	2,997
Silver Wheaton	42,045	1,071

Description	Shares	Market Value ($ Thousands)

Southern Copper	74,500	$2,120
Steel Dynamics (A)	293,300	3,091
Titanium Metals (A)	5,400	62
US Silica Holdings * (A)	84,400	1,027
Walter Industries	17,000	824
Westlake Chemical (A)	21,945	1,196

		183,682

Telecommunication Services — 1.5%
AT&T	1,074,620	36,720
CenturyLink (A)	112,820	4,425
Crown Castle International *	38,900	2,124
tw telecom, Cl A *	59,628	1,383
Verizon Communications	912,664	38,003

		82,655

Utilities — 2.6%
AES *	2,676,395	32,358
AGL Resources	53,759	2,015
Ameren	109,300	3,532
American Electric Power	194,844	7,503
American Water Works	80,300	2,747
California Water Service Group	58,000	1,010
Calpine *	61,799	1,038
Centerpoint Energy	45,200	914
CMS Energy (A)	326,583	7,609
Consolidated Edison (A)	13,300	803
Dominion Resources	158,300	8,241
DTE Energy	66,946	3,805
Duke Energy (A)	89,700	1,972
Edison International	20,900	940
El Paso Electric	21,500	660
Entergy	53,500	3,452
Exelon	114,489	4,234
FirstEnergy	50,256	2,351
New Jersey Resources	38,260	1,606
NextEra Energy	304,901	19,922
NiSource (A)	125,600	3,151
Northeast Utilities	9,000	324
Northwest Natural Gas	21,700	1,006
NRG Energy *	175,200	2,684
ONEOK	50,500	4,191
Pepco Holdings	6,900	132
PPL	154,700	4,234
Progress Energy	53,511	2,933
Public Service Enterprise Group	217,000	6,768
SCANA (A)	31,300	1,470
Sempra Energy	21,100	1,372
Southern	105,700	4,853
Wisconsin Energy (A)	12,800	484
Xcel Energy	34,300	960

		141,274

Total Common Stock (Cost $4,338,511) ($ Thousands)		4,592,580

	Number Of Warrants

WARRANTS — 0.0%
Kinder Morgan, Expires 2017	66,496	152

Total Warrants (Cost $127) ($ Thousands)		152

5	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIPS — 16.3%
SEI LIBOR Plus Portfolio †	83,124,748	$597,667
SEI Liquidity Fund, L.P. 0.170% † ** (B)	298,225,493	291,203

Total Affiliated Partnerships (Cost $1,060,816) ($ Thousands)		888,870

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100% † **	196,311,256	196,311

Total Cash Equivalent (Cost $196,311) ($ Thousands)		196,311

U.S. TREASURY OBLIGATIONS (C) (D) — 1.4%
U.S. Treasury Bills
0.040%, 06/28/12	$2,931	2,931
0.050%, 09/20/12	72,959	72,940

Total U.S. Treasury Obligations (Cost $75,877) ($ Thousands)		75,871

Total Investments — 105.8% (Cost $5,671,642) ($ Thousands)		$5,753,784

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	1,746	Jun-2012	$(6,708)
S&P Composite Index	2,059	Jun-2012	(23,954)

			$(30,662)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $5,436,390 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $290,646 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $291,203 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,592,580	$—	$—	$4,592,580
Warrant	152	—	—	152
Affiliated Partnerships	597,667	291,203	—	888,870
Cash Equivalent	196,311	—	—	196,311
U.S. Treasury Obligations	—	75,871	—	75,871

Total Investments in Securities	$5,386,711	$367,074	$—	$5,753,784

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(30,662)	$—	$—	$(30,662)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — significant accounting Policies in

Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Index Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 11.8%
Aaron’s	6,900	$183
Abercrombie & Fitch, Cl A	9,602	322
Advance Auto Parts	6,408	467
Amazon.com *	33,289	7,088
AMC Networks, Cl A *	4,885	189
American Eagle Outfitters	17,471	337
Apollo Group, Cl A *	9,564	305
Autoliv (A)	8,418	487
AutoNation * (A)	2,832	102
AutoZone *	2,307	877
Bally Technologies *	4,500	209
Bed Bath & Beyond * (A)	22,615	1,634
Best Buy (A)	27,547	516
Big Lots *	5,500	202
BorgWarner * (A)	10,082	723
Brinker International	7,283	235
Cablevision Systems, Cl A (A)	21,442	245
Career Education *	3,259	21
Carmax *	20,660	583
Carnival	38,800	1,245
CBS, Cl B	60,269	1,924
Charter Communications, Cl A *	4,900	307
Chico’s FAS	15,400	225
Chipotle Mexican Grill, Cl A * (A)	2,819	1,164
Choice Hotels International (A)	2,584	94
Clear Channel Outdoor Holdings, Cl A	700	4
Coach	26,467	1,785
Comcast, Cl A	252,325	7,295
Darden Restaurants (A)	12,022	622
Deckers Outdoor * (A)	3,500	195
Delphi Automotive *	11,200	325
DeVry	4,900	134
Dick’s Sporting Goods	8,658	403
Dillard’s, Cl A (A)	2,800	188
DIRECTV, Cl A *	59,939	2,664
Discovery Communications, Cl A * (A)	24,100	1,207
DISH Network, Cl A	18,662	523
Dollar General *	9,500	465
Dollar Tree *	10,629	1,097
DR Horton	25,168	418
DreamWorks Animation SKG, Cl A * (A)	6,434	114
DSW, Cl A	2,000	119
Dunkin’ Brands Group (A)	3,100	101
Education Management * (A)	1,500	12
Expedia (A)	9,567	439
Family Dollar Stores	11,362	770
Federal Mogul, Cl A *	1,500	17
Foot Locker	14,069	447
Ford Motor (A)	340,884	3,600
Fossil *	4,900	358
GameStop, Cl A (A)	14,000	269
Gannett (A)	21,659	283
Gap	32,621	865
Garmin	9,600	412

Description	Shares	Market Value ($ Thousands)

General Motors * (A)	68,600	$1,523
Gentex (A)	13,932	311
Genuine Parts	14,171	893
Goodyear Tire & Rubber *	24,452	255
Guess?	5,100	136
H&R Block	29,025	443
Hanesbrands *	8,643	241
Harley-Davidson	21,603	1,041
Harman International Industries	6,668	262
Hasbro (A)	11,067	392
Home Depot (A)	146,215	7,214
Hyatt Hotels, Cl A *	3,800	141
International Game Technology	28,443	407
Interpublic Group	41,475	431
ITT Educational Services * (A)	1,921	109
J.C. Penney (A)	14,051	369
Jarden (A)	8,200	333
John Wiley & Sons, Cl A	4,242	193
Johnson Controls	61,145	1,843
Kohl’s	23,119	1,059
Lamar Advertising, Cl A * (A)	4,840	119
Las Vegas Sands	35,293	1,630
Lear	10,000	398
Leggett & Platt (A)	14,019	291
Lennar, Cl A (A)	14,430	394
Liberty Global, Cl A *	25,171	1,163
Liberty Interactive, Cl A *	51,147	857
Liberty Media - Liberty Capital, Cl A *	10,720	909
Limited Brands (A)	22,757	1,010
LKQ *	14,000	510
Lowe’s	109,710	2,931
Macy’s	38,530	1,466
Madison Square Garden, Cl A *	6,260	235
Marriott International, Cl A (A)	23,287	901
Marriott Vacations Worldwide *	1,668	47
Mattel (A)	31,742	988
McDonald’s	94,880	8,477
McGraw-Hill	25,339	1,099
MGM Resorts International *	33,539	363
Michael Kors Holdings * (A)	4,900	193
Mohawk Industries *	5,066	345
Morningstar (A)	2,100	118
NetFlix * (A)	5,000	317
Newell Rubbermaid	27,665	509
News, Cl A	197,785	3,797
NIKE, Cl B	32,617	3,528
Nordstrom	14,212	673
NVR *	524	422
Omnicom Group (A)	25,544	1,218
Orchard Supply Hardware Stores, Cl A *	114	2
O’Reilly Automotive *	11,740	1,125
Panera Bread, Cl A *	2,762	406
Penn National Gaming *	6,089	280
PetSmart	10,573	681
Polaris Industries (A)	6,200	471
priceline.com * (A)	4,500	2,815
PulteGroup * (A)	31,245	292
PVH	5,600	454
RadioShack (A)	5,571	26

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Index Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Ralph Lauren, Cl A	5,780	$860
Regal Entertainment Group, Cl A (A)	7,388	102
Ross Stores	21,353	1,350
Royal Caribbean Cruises	10,900	257
Sally Beauty Holdings *	7,800	206
Scripps Networks Interactive, Cl A	8,172	448
Sears Holdings * (A)	3,428	169
Service International	17,994	206
Signet Jewelers	7,800	341
Sirius XM Radio * (A)	361,000	682
Staples	65,164	856
Starbucks	68,606	3,766
Starwood Hotels & Resorts Worldwide	18,984	1,003
Target	63,085	3,653
Tempur-Pedic International * (A)	6,000	277
Tesla Motors * (A)	7,200	212
Thomson Reuters	36,700	1,008
Thor Industries	3,800	117
Tiffany	11,825	655
Time Warner	91,579	3,157
Time Warner Cable, Cl A	28,684	2,163
TJX	70,608	2,998
Toll Brothers * (A)	14,351	392
Tractor Supply	6,200	566
TripAdvisor * (A)	9,467	406
TRW Automotive Holdings *	9,193	355
Tupperware Brands	6,500	351
Ulta Salon Cosmetics & Fragrance	4,052	362
Under Armour, Cl A * (A)	3,300	332
Urban Outfitters * (A)	10,720	300
VF	7,917	1,117
Viacom, Cl B	50,469	2,409
Virgin Media (A)	25,120	553
Visteon *	4,300	172
Walt Disney	163,772	7,486
Washington Post, Cl B (A)	657	229
Weight Watchers International (A)	1,962	111
Wendy’s	26,800	123
Whirlpool (A)	6,687	414
Williams-Sonoma	9,462	330
WMS Industries *	5,100	105
Wyndham Worldwide (A)	13,668	681
Wynn Resorts	5,896	607
Yum! Brands	42,548	2,994

		148,752

Consumer Staples — 10.1%
Altria Group	191,540	6,166
Archer-Daniels-Midland	60,879	1,941
Avon Products	38,706	641
Beam	14,220	861
Brown-Forman, Cl B	9,518	830
Bunge (A)	13,500	803
Campbell Soup (A)	16,678	529
Church & Dwight	14,507	772

Description	Shares	Market Value ($ Thousands)

Clorox (A)	12,303	$847
Coca-Cola	180,720	13,505
Coca-Cola Enterprises	27,915	764
Colgate-Palmolive	44,675	4,392
ConAgra Foods	39,786	1,001
Constellation Brands, Cl A *	13,631	263
Costco Wholesale	39,981	3,454
CVS Caremark	117,252	5,269
Dean Foods *	14,187	222
Dr. Pepper Snapple Group (A)	20,400	842
Energizer Holdings *	6,241	455
Estee Lauder, Cl A	20,508	1,110
Flowers Foods (A)	10,050	221
General Mills	57,392	2,197
Green Mountain Coffee Roasters * (A)	11,600	274
Herbalife	11,000	493
Hershey	13,698	916
HJ Heinz (A)	29,137	1,546
Hormel Foods	12,578	376
Ingredion	8,300	424
JM Smucker	10,411	797
Kellogg	22,403	1,093
Kimberly-Clark	35,918	2,850
Kraft Foods, Cl A	151,206	5,787
Kroger	51,973	1,144
Lorillard	12,250	1,514
McCormick (A)	12,093	681
Mead Johnson Nutrition, Cl A	18,486	1,492
Molson Coors Brewing, Cl B	11,562	444
Monster Beverage *	12,600	915
PepsiCo	144,552	9,808
Philip Morris International	162,668	13,747
Post Holdings *	1,950	59
Procter & Gamble	255,374	15,907
Ralcorp Holdings *	6,100	388
Reynolds American	30,520	1,277
Safeway (A)	25,320	481
Sara Lee	53,351	1,115
Smithfield Foods * (A)	16,175	318
SUPERVALU (A)	13,089	59
Sysco (A)	52,848	1,475
Tyson Foods, Cl A	28,365	549
Walgreen	78,925	2,409
Wal-Mart Stores	162,379	10,688
Whole Foods Market	14,052	1,245

		127,356

Energy — 9.8%
Alpha Natural Resources *	20,365	213
Anadarko Petroleum	45,540	2,778
Apache	35,059	2,853
Arch Coal (A)	19,012	121
Atwood Oceanics * (A)	5,600	214
Baker Hughes (A)	39,340	1,642
Cabot Oil & Gas (A)	19,100	622
Cameron International *	22,344	1,021
CARBO Ceramics (A)	1,700	138
Chesapeake Energy (A)	59,666	1,008
Chevron	183,902	18,079
Cimarex Energy (A)	7,500	400

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Index Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Cobalt International Energy *	9,300	$211
Concho Resources *	9,500	834
ConocoPhillips (A)	121,476	6,336
Consol Energy (A)	21,044	591
Continental Resources * (A)	4,800	350
Core Laboratories	4,700	601
Denbury Resources *	36,724	555
Devon Energy	38,713	2,304
Diamond Offshore Drilling (A)	6,209	361
Dresser-Rand Group *	6,734	295
Energen	7,037	311
EOG Resources	24,545	2,437
EQT	11,466	532
EXCO Resources (A)	13,400	96
Exxon Mobil	427,738	33,633
FMC Technologies *	21,920	882
Forest Oil * (A)	6,514	54
Halliburton	83,697	2,516
Helmerich & Payne	8,350	378
Hess	27,412	1,198
HollyFrontier	17,126	505
Kinder Morgan	44,222	1,512
Marathon Oil	64,176	1,599
Marathon Petroleum	32,288	1,165
McDermott International *	19,600	199
Murphy Oil	18,954	884
Nabors Industries *	25,700	348
National Oilwell Varco	38,680	2,582
Newfield Exploration *	12,099	363
Noble Energy	15,962	1,348
Occidental Petroleum	74,354	5,894
Oceaneering International	10,200	471
Oil States International *	4,700	313
Patterson-UTI Energy	15,532	235
Peabody Energy	24,774	579
Phillips 66 *	59,688	1,792
Pioneer Natural Resources (A)	11,244	1,087
Plains Exploration & Production *	11,491	411
QEP Resources	15,746	414
Quicksilver Resources * (A)	5,102	23
Range Resources	14,439	829
Rowan, Cl A *	11,686	351
RPC (A)	5,550	58
SandRidge Energy * (A)	36,900	234
Schlumberger	124,163	7,853
SEACOR Holdings *	1,700	147
SM Energy	7,000	379
Southwestern Energy *	31,876	893
Spectra Energy	58,609	1,683
Sunoco	10,456	486
Superior Energy Services *	14,100	305
Teekay	3,800	102
Tesoro *	13,946	309
Tidewater (A)	4,670	211
Ultra Petroleum * (A)	13,700	254
Unit *	3,727	148
Valero Energy	51,836	1,094
Whiting Petroleum *	10,100	436
Williams	55,846	1,705

Description	Shares	Market Value ($ Thousands)

WPX Energy *	22,248	$326

		123,091

Financials — 14.5%
ACE	30,400	2,199
Affiliated Managers Group *	4,720	486
Aflac	42,156	1,690
Alexandria Real Estate Equities ‡ (A)	5,900	404
Alleghany *	1,604	528
Allied World Assurance Holdings	3,800	292
Allstate	44,425	1,508
American Capital *	30,100	279
American Capital Agency ‡	27,659	904
American Express	96,134	5,367
American Financial Group	6,914	269
American International Group *	40,223	1,174
American National Insurance	222	15
American Tower, Cl A ‡	35,722	2,318
Ameriprise Financial	20,600	987
Annaly Capital Management ‡ (A)	86,411	1,436
Aon	29,944	1,392
Apartment Investment & Management, Cl A ‡	12,199	330
Arch Capital Group *	11,900	455
Ares Capital (A)	20,840	314
Arthur J Gallagher (A)	11,304	393
Aspen Insurance Holdings	9,500	269
Associated Banc	15,584	197
Assurant (A)	6,993	233
Assured Guaranty	14,000	167
AvalonBay Communities ‡ (A)	8,541	1,194
Axis Capital Holdings	14,200	467
Bank of America	981,863	7,217
Bank of Hawaii (A)	3,582	166
Bank of New York Mellon (A)	113,609	2,313
BankUnited	3,500	82
BB&T	62,806	1,898
Berkshire Hathaway, Cl B *	160,100	12,706
BlackRock, Cl A (A)	7,785	1,330
BOK Financial (A)	2,275	127
Boston Properties ‡ (A)	13,184	1,357
Brandywine Realty Trust ‡ (A)	12,200	137
BRE Properties ‡	6,720	331
Brown & Brown	10,424	267
Camden Property Trust ‡	7,047	459
Capital One Financial	45,625	2,344
CapitalSource	19,982	126
Capitol Federal Financial	17,624	205
CBOE Holdings	4,700	119
CBRE Group, Cl A *	27,517	453
Charles Schwab (A)	95,085	1,185
Chimera Investment ‡	92,300	258
Chubb	24,618	1,774
Cincinnati Financial (A)	13,886	501
CIT Group *	18,300	626
Citigroup	265,804	7,046
City National	5,838	290
CME Group, Cl A	6,074	1,564

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Index Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

CNA Financial	1,700	$48
Comerica	18,853	573
Commerce Bancshares	6,941	269
CommonWealth ‡	6,325	112
Corporate Office Properties Trust ‡ (A)	4,700	103
Cullen/Frost Bankers	4,768	271
DDR ‡ (A)	17,600	244
Digital Realty Trust ‡ (A)	9,900	701
Discover Financial Services	49,289	1,632
Douglas Emmett ‡	12,500	268
Duke Realty ‡ (A)	23,709	328
E*Trade Financial *	19,900	169
East West Bancorp	14,100	316
Eaton Vance (A)	10,910	266
Endurance Specialty Holdings	3,300	129
Equity Residential ‡	26,687	1,631
Erie Indemnity, Cl A	2,119	152
Essex Property Trust ‡ (A)	2,969	447
Everest Re Group	4,400	449
Federal Realty Investment Trust ‡	5,396	530
Federated Investors, Cl B (A)	9,458	190
Fidelity National Financial, Cl A	21,604	407
Fifth Third Bancorp	83,682	1,117
First Citizens BancShares, Cl A	300	51
First Horizon National (A)	21,256	180
First Niagara Financial Group	31,800	257
First Republic Bank *	7,200	226
Forest City Enterprises, Cl A *	12,542	168
Franklin Resources	13,103	1,399
Fulton Financial	15,295	155
General Growth Properties ‡	51,853	869
Genworth Financial, Cl A *	44,092	231
Goldman Sachs Group	47,375	4,534
Green Dot, Cl A * (A)	1,800	38
Greenhill	2,700	94
Hanover Insurance Group	6,193	242
Hartford Financial Services Group	40,910	688
HCC Insurance Holdings	10,441	326
HCP ‡	36,774	1,502
Health Care REIT	19,483	1,081
Hospitality Properties Trust ‡	12,166	286
Host Hotels & Resorts ‡ (A)	62,840	959
Howard Hughes *	1,873	112
Hudson City Bancorp	39,028	242
Huntington Bancshares	81,434	533
Interactive Brokers Group, Cl A	2,200	31
IntercontinentalExchange *	6,800	833
Invesco	42,200	918
Janus Capital Group	16,465	120
Jefferies Group (A)	12,114	162
Jones Lang LaSalle	3,500	254
JPMorgan Chase	363,534	12,051
Kemper	4,460	131
Keycorp	86,995	652
Kimco Realty ‡ (A)	37,244	669
Lazard, Cl A	10,100	233
Legg Mason	12,981	330
Leucadia National	17,420	354

Description	Shares	Market Value ($ Thousands)

Liberty Property Trust ‡ (A)	10,606	$368
Lincoln National (A)	27,088	560
Loews	28,936	1,125
LPL Investment Holdings	2,400	78
M&T Bank (A)	12,234	995
Macerich ‡ (A)	12,211	697
Mack-Cali Realty ‡	7,998	218
Markel *	950	417
Marsh & McLennan	49,665	1,588
MBIA * (A)	13,559	122
Mercury General	2,396	105
MetLife (A)	75,109	2,194
Moody’s	18,227	667
Morgan Stanley	138,578	1,851
MSCI, Cl A *	10,900	368
NASDAQ OMX Group	11,100	243
New York Community Bancorp (A)	37,872	468
Northern Trust	19,505	842
NYSE Euronext	24,300	591
Old Republic International	19,690	194
PartnerRe	6,500	461
People’s United Financial	35,834	417
Piedmont Office Realty Trust, Cl A ‡	15,800	261
Plum Creek Timber ‡ (A)	13,821	504
PNC Financial Services Group	48,122	2,956
Popular *	10,653	163
Principal Financial Group	28,108	690
Progressive (A)	56,380	1,225
ProLogis ‡	41,618	1,331
Protective Life	6,609	174
Prudential Financial	44,463	2,065
Public Storage ‡	12,668	1,691
Raymond James Financial (A)	9,821	336
Rayonier ‡ (A)	11,504	494
Realty Income ‡ (A)	11,700	448
Regency Centers ‡	8,108	355
Regions Financial	130,187	819
Reinsurance Group of America, Cl A	6,799	341
RenaissanceRe Holdings	5,000	385
Rouse Properties ‡ * (A)	1,543	20
SEI † (B)	14,442	259
Senior Housing Properties Trust ‡	14,600	301
Simon Property Group ‡	26,881	3,965
SL Green Realty ‡ (A)	8,268	620
SLM	44,214	618
St. Joe * (A)	3,961	63
StanCorp Financial Group (A)	3,742	130
State Street	45,394	1,871
SunTrust Banks	48,946	1,122
Synovus Financial (A)	70,572	135
T. Rowe Price Group (A)	23,480	1,352
Taubman Centers ‡	5,400	394
TCF Financial (A)	14,501	171
TD Ameritrade Holding (A)	20,645	354
TFS Financial *	3,700	35
Torchmark	8,925	416
Travelers	35,375	2,211

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Index Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

UDR ‡	22,693	$588
Unum Group	27,205	543
US Bancorp	176,297	5,485
Validus Holdings	5,826	183
Valley National Bancorp (A)	16,917	189
Ventas ‡	22,992	1,352
Vornado Realty Trust ‡ (A)	16,736	1,371
Waddell & Reed Financial, Cl A	7,600	218
Washington Federal	8,863	145
Weingarten Realty Investors ‡ (A)	11,967	306
Wells Fargo	449,966	14,421
Weyerhaeuser ‡	49,192	979
White Mountains Insurance Group	447	230
WR Berkley	10,514	403
XL Group, Cl A	26,900	549
Zions Bancorporation (A)	16,502	314

		181,531

Health Care — 11.3%
Abbott Laboratories	142,176	8,785
Aetna	31,734	1,298
Agilent Technologies	31,564	1,283
Alere * (A)	5,300	97
Alexion Pharmaceuticals *	16,600	1,503
Allergan	27,896	2,518
Allscripts Healthcare Solutions *	17,100	185
AMERIGROUP *	4,000	250
AmerisourceBergen	23,724	878
Amgen	72,858	5,065
Amylin Pharmaceuticals * (A)	13,900	368
Baxter International	52,175	2,641
Becton Dickinson (A)	19,844	1,451
Biogen Idec *	22,100	2,890
BioMarin Pharmaceutical * (A)	10,300	367
Bio-Rad Laboratories, Cl A *	1,800	179
Boston Scientific *	134,139	770
Bristol-Myers Squibb	156,059	5,203
Brookdale Senior Living, Cl A *	8,900	147
Bruker *	7,600	113
C.R. Bard	7,885	766
Cardinal Health	31,829	1,317
CareFusion *	23,364	566
Catalyst Health Solutions *	4,200	365
Celgene *	40,180	2,742
Cerner * (A)	13,048	1,017
Charles River Laboratories International * (A)	4,443	148
CIGNA	25,955	1,140
Community Health Systems * (A)	9,062	199
Cooper	4,204	358
Covance *	4,536	210
Coventry Health Care	14,062	428
Covidien	45,400	2,351
DaVita *	8,808	716
Dendreon * (A)	14,100	99
Dentsply International (A)	12,298	455
Edwards Lifesciences *	10,614	906
Eli Lilly	93,561	3,831

Description	Shares	Market Value ($ Thousands)

Endo Health Solutions *	11,197	$364
Express Scripts Holding *	73,636	3,843
Forest Laboratories *	24,573	860
Gen-Probe *	4,027	326
Gilead Sciences * (A)	72,017	3,597
HCA Holdings	11,200	291
Health Management Associates, Cl A *	22,722	146
Health Net *	8,102	208
Henry Schein *	8,484	630
Hill-Rom Holdings	4,724	139
Hologic * (A)	24,700	414
Hospira *	15,781	493
Human Genome Sciences * (A)	17,000	232
Humana	15,275	1,167
Idexx Laboratories *	5,452	463
Illumina * (A)	11,205	482
Intuitive Surgical *	3,600	1,883
Johnson & Johnson	250,809	15,658
Laboratory Corp of America Holdings *	9,011	750
Life Technologies *	16,470	674
LifePoint Hospitals *	6,576	242
Lincare Holdings (A)	7,040	161
McKesson	21,566	1,882
MEDNAX *	4,700	287
Medtronic	97,885	3,606
Merck	282,343	10,610
Mettler Toledo International *	2,836	443
Mylan Laboratories *	40,319	874
Myriad Genetics *	11,300	273
Omnicare (A)	12,831	404
Patterson	7,383	245
PerkinElmer	9,834	262
Perrigo (A)	7,600	790
Pfizer	684,980	14,980
QIAGEN *	21,000	336
Quest Diagnostics	14,144	805
Regeneron Pharmaceuticals * (A)	6,700	909
ResMed * (A)	13,235	410
Sirona Dental Systems *	5,600	240
St. Jude Medical	29,846	1,147
Stryker	28,404	1,461
SXC Health Solutions * (A)	6,300	565
Techne	3,341	227
Teleflex	3,040	181
Tenet Healthcare *	37,494	177
Thermo Fisher Scientific	34,525	1,743
Thoratec * (A)	4,200	128
United Therapeutics *	3,800	168
UnitedHealth Group	99,120	5,528
Universal Health Services, Cl B	8,776	340
Varian Medical Systems * (A)	10,730	629
VCA Antech *	6,939	149
Vertex Pharmaceuticals *	19,100	1,147
Warner Chilcott, Cl A *	15,200	287
Waters *	8,472	676
Watson Pharmaceuticals *	11,418	814
WellPoint	31,331	2,111

5	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Index Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Zimmer Holdings	17,325	$1,051

		142,513

Industrials — 10.6%
3M (A)	65,033	5,489
AECOM Technology *	8,100	132
AGCO *	8,300	334
Air Lease, Cl A *	3,700	77
Alexander & Baldwin	3,882	198
Alliant Techsystems (A)	2,736	134
Ametek	14,720	747
Armstrong World Industries	1,900	89
Avery Dennison	10,510	306
Babcock & Wilcox *	11,250	277
BE Aerospace *	8,266	358
Boeing	67,491	4,698
C.H. Robinson Worldwide	15,186	885
Carlisle	5,566	289
Caterpillar (A)	58,988	5,169
Chicago Bridge & Iron	9,600	345
Cintas (A)	12,357	456
CNH Global	2,400	92
Con-way	4,423	156
Cooper Industries, Cl A	14,800	1,043
Copa Holdings, Cl A	2,900	241
Copart *	11,118	301
Corrections Corp of America	7,800	203
Covanta Holding	10,200	160
Crane	4,200	159
CSX	93,496	1,953
Cummins	17,712	1,717
Danaher	50,202	2,609
Deere	38,419	2,838
Delta Air Lines *	76,000	919
Donaldson	13,144	470
Dover	17,057	965
Dun & Bradstreet	4,456	301
Eaton (A)	30,852	1,316
Emerson Electric	68,720	3,214
Equifax	11,056	499
Exelis (A)	16,602	166
Expeditors International of Washington	19,548	748
Fastenal (A)	26,724	1,182
FedEx	28,844	2,571
Flowserve	4,900	504
Fluor	15,708	737
Fortune Brands Home & Security *	15,120	342
Gardner Denver	4,100	222
GATX	3,600	138
General Cable * (A)	4,700	134
General Dynamics	29,872	1,912
General Electric	970,223	18,522
Goodrich	11,292	1,420
Graco	5,524	266
GrafTech International *	11,500	123
Harsco	7,570	152
Hertz Global Holdings * (A)	22,000	299
Honeywell International	71,990	4,007
Hubbell, Cl B	5,792	457

Description	Shares	Market Value ($ Thousands)

Huntington Ingalls Industries * (A)	4,096	$151
IDEX	8,093	322
IHS, Cl A *	4,700	465
Illinois Tool Works (A)	40,780	2,290
Ingersoll-Rand	28,500	1,177
Iron Mountain	12,963	368
ITT	8,251	169
Jacobs Engineering Group *	11,102	394
JB Hunt Transport Services (A)	8,172	467
Joy Global	9,633	538
Kansas City Southern	10,200	673
KAR Auction Services *	2,100	31
KBR	12,680	323
Kennametal	8,000	278
Kirby *	5,200	274
L-3 Communications Holdings, Cl 3	9,277	633
Landstar System	3,965	209
Lennox International (A)	4,200	180
Lincoln Electric Holdings	8,200	390
Lockheed Martin (A)	23,829	1,973
Manitowoc	12,100	126
Manpower	6,584	237
Masco (A)	38,709	490
MSC Industrial Direct, Cl A	4,120	296
Navistar International *	6,100	170
Nielsen Holdings *	6,000	166
Nordson	5,200	279
Norfolk Southern	29,733	1,948
Northrop Grumman (A)	23,678	1,391
Oshkosh Truck *	8,159	167
Owens Corning *	11,200	346
Paccar	33,070	1,242
Pall	10,645	593
Parker Hannifin	13,804	1,128
Pentair (A)	8,861	361
Pitney Bowes (A)	18,085	247
Polypore International * (A)	3,600	133
Precision Castparts	12,946	2,152
Quanta Services *	23,400	528
Raytheon	32,168	1,619
Regal-Beloit	4,900	295
Republic Services, Cl A	28,842	760
Robert Half International (A)	14,076	400
Rockwell Automation	13,204	957
Rockwell Collins (A)	14,579	734
Roper Industries	8,800	891
RR Donnelley & Sons (A)	15,677	169
Ryder System	6,306	273
Shaw Group *	5,000	127
Snap-on	5,591	338
Southwest Airlines	74,120	669
Spirit Aerosystems Holdings, Cl A *	9,100	210
SPX	4,711	338
Stanley Black & Decker	15,293	1,013
Stericycle *	8,026	700
Terex * (A)	9,848	164
Textron	25,622	606
Timken	7,569	361

6	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Index Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Toro	3,160	$236
Towers Watson, Cl A	5,600	338
TransDigm Group *	4,400	541
Trinity Industries	6,500	161
Tyco International	42,200	2,243
Union Pacific (A)	44,916	5,004
United Continental Holdings * (A)	30,900	778
United Parcel Service, Cl B	67,241	5,039
United Technologies	83,690	6,202
URS	7,600	275
UTi Worldwide	9,200	144
Valmont Industries	1,800	206
Verisk Analytics, Cl A *	10,600	508
WABCO Holdings *	6,024	312
Wabtec	4,300	312
Waste Connections	10,650	330
Waste Management (A)	42,994	1,395
WESCO International * (A)	3,300	196
WW Grainger	5,181	1,003
Xylem	17,502	443

		132,636

Information Technology — 18.7%
Accenture, Cl A	59,100	3,375
Acme Packet * (A)	4,900	112
Activision Blizzard	40,056	470
Adobe Systems *	45,702	1,419
Advanced Micro Devices *	49,834	303
Akamai Technologies *	16,118	473
Alliance Data Systems * (A)	4,812	606
Altera	29,373	981
Amdocs	15,300	440
Amphenol, Cl A	15,192	808
Analog Devices	27,412	997
Ansys *	8,000	495
AOL *	12,134	333
Apple *	84,645	48,902
Applied Materials	119,455	1,234
Ariba *	8,700	391
Arrow Electronics *	10,989	373
Atmel *	36,900	258
Autodesk *	21,137	677
Automatic Data Processing	45,692	2,383
Avago Technologies	17,800	589
Avnet *	15,510	473
AVX	1,424	15
BMC Software *	15,389	651
Broadcom, Cl A	48,368	1,565
Broadridge Financial Solutions	12,273	248
Brocade Communications Systems *	47,500	221
CA	34,538	859
Cadence Design Systems *	24,163	246
Ciena * (A)	8,514	115
Cisco Systems	503,127	8,216
Citrix Systems *	17,087	1,249
Cognizant Technology Solutions, Cl A *	27,388	1,595
Computer Sciences	14,864	396
Compuware *	17,151	154

Description	Shares	Market Value ($ Thousands)

Comverse Technology *	15	$—
CoreLogic *	8,684	147
Corning	141,558	1,839
Cree * (A)	8,922	224
Cypress Semiconductor	14,100	186
Dell *	137,743	1,698
Diebold	4,929	182
Dolby Laboratories, Cl A *	4,843	208
DST Systems	4,595	235
eBay *	105,411	4,131
EchoStar, Cl A *	2,132	60
Electronic Arts *	31,365	427
EMC *	188,197	4,488
Equinix *	4,400	718
F5 Networks *	7,438	770
Factset Research Systems (A)	4,400	464
Fairchild Semiconductor International, Cl A *	11,500	152
Fidelity National Information Services	22,990	754
First Solar * (A)	3,600	45
Fiserv * (A)	12,869	868
FleetCor Technologies *	1,400	53
FLIR Systems (A)	14,400	307
Fortinet *	10,300	219
Freescale Semiconductor Holdings I * (A)	3,500	32
Fusion-io * (A)	2,300	48
Gartner *	9,400	382
Genpact *	11,500	179
Global Payments	7,834	333
Google, Cl A *	23,029	13,376
Harris (A)	10,689	425
Hewlett-Packard	181,770	4,122
IAC	8,632	388
Informatica *	9,700	402
Ingram Micro, Cl A *	13,723	245
Intel	457,058	11,810
International Business Machines	110,798	21,373
International Rectifier *	6,255	118
Intersil, Cl A	11,261	119
Intuit	27,386	1,540
IPG Photonics * (A)	2,700	116
Itron *	4,300	154
Jabil Circuit	14,874	284
JDS Uniphase * (A)	20,740	210
Juniper Networks *	48,725	838
Kla-Tencor	15,509	711
Lam Research * (A)	11,791	440
Lender Processing Services	9,214	213
Lexmark International, Cl A	6,386	160
Linear Technology	21,157	614
LinkedIn, Cl A *	1,100	106
LSI *	51,148	340
Marvell Technology Group	47,100	590
Mastercard, Cl A	9,800	3,984
Maxim Integrated Products	27,300	687
MEMC Electronic Materials * (A)	10,338	17
Microchip Technology (A)	17,422	540
Micron Technology *	73,916	432

7	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Index Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Micros Systems *	7,800	$412
Microsoft	678,900	19,817
Molex (A)	12,170	281
Monster Worldwide *	11,618	100
Motorola Solutions	23,533	1,131
National Instruments	6,904	180
NCR *	15,589	334
NetApp *	33,355	993
NeuStar, Cl A *	6,177	199
Novellus Systems * (A)	6,277	263
Nuance Communications * (A)	20,700	428
Nvidia *	54,956	683
ON Semiconductor *	35,900	242
Oracle	351,420	9,302
Paychex (A)	29,007	869
PMC - Sierra *	21,000	134
Polycom *	16,700	191
QLogic *	8,380	114
Qualcomm	152,759	8,755
Rackspace Hosting * (A)	9,700	480
Red Hat *	17,627	906
Riverbed Technology *	11,800	194
Rovi *	11,000	269
SAIC (A)	23,100	257
Salesforce.com *	12,038	1,669
SanDisk *	21,769	712
Silicon Laboratories *	3,800	131
Skyworks Solutions *	17,000	457
Solera Holdings	7,000	311
SunPower, Cl A * (A)	6,368	32
Symantec *	68,748	1,020
Synopsys *	14,082	416
Tech Data *	5,350	255
Tellabs	32,689	120
Teradata *	15,389	1,023
Teradyne * (A)	16,963	245
Texas Instruments	106,208	3,025
TIBCO Software *	15,700	420
Total System Services	15,791	367
Trimble Navigation *	11,514	543
VeriFone Holdings *	9,100	329
VeriSign *	14,985	573
Visa, Cl A	47,800	5,507
Vishay Intertechnology *	12,950	137
VistaPrint *	2,700	91
VMware, Cl A *	7,800	725
WebMD Health, Cl A *	3,510	81
Western Digital *	21,330	670
Western Union	57,828	948
Xerox	135,596	979
Xilinx	24,457	782
Yahoo! *	109,681	1,671
Zebra Technologies, Cl A *	3,625	121
Zynga, Cl A * (A)	7,000	44

		235,063

Materials — 3.8%
Air Products & Chemicals	19,094	1,509
Airgas	7,215	626
AK Steel Holding (A)	5,300	32
Albemarle	8,044	488

Description	Shares	Market Value ($ Thousands)

Alcoa (A)	97,502	$834
Allegheny Technologies	10,197	328
Allied Nevada Gold * (A)	6,700	174
Aptargroup	6,500	329
Ashland	7,576	484
Ball	14,050	562
Bemis (A)	10,274	312
Cabot	6,573	248
Carpenter Technology	4,000	180
Celanese, Cl A	14,283	569
CF Industries Holdings	5,966	1,020
Cliffs Natural Resources (A)	13,100	626
Commercial Metals	9,800	114
Compass Minerals International (A)	3,000	213
Crown Holdings *	13,451	459
Cytec Industries	4,281	259
Domtar	4,200	332
Dow Chemical	107,570	3,341
E.I. Du Pont de Nemours	84,992	4,102
Eastman Chemical	13,184	614
Ecolab (A)	27,108	1,713
FMC	13,120	669
Freeport-McMoRan Copper & Gold, Cl B	86,624	2,775
Greif, Cl A	3,500	153
Huntsman	23,129	296
International Flavors & Fragrances (A)	7,691	434
International Paper	39,655	1,158
Intrepid Potash *	3,900	77
LyondellBasell Industries, Cl A	28,500	1,125
Martin Marietta Materials (A)	4,163	281
MeadWestvaco	15,058	414
Molycorp * (A)	7,600	150
Monsanto	49,050	3,787
Mosaic	24,978	1,191
Newmont Mining	43,733	2,062
Nucor	28,790	1,030
Owens-Illinois *	14,991	293
Packaging Corp of America	9,299	249
PPG Industries	14,323	1,482
Praxair	27,725	2,945
Reliance Steel & Aluminum	6,700	316
Rock-Tenn, Cl A	7,500	387
Rockwood Holdings *	5,700	276
Royal Gold	5,200	352
RPM International (A)	11,969	315
Schnitzer Steel Industries, Cl A (A)	1,000	26
Scotts Miracle-Gro, Cl A	3,806	164
Sealed Air	21,568	338
Sherwin-Williams (A)	8,237	1,068
Sigma-Aldrich (A)	11,248	780
Silgan Holdings	5,100	213
Solutia	11,200	308
Sonoco Products	9,846	303
Southern Copper	15,168	432
Steel Dynamics	16,600	175
Titanium Metals	7,458	86
United States Steel (A)	12,883	261

8	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Index Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Valspar	8,664	$418
Vulcan Materials	12,157	421
Walter Industries	6,100	296
Westlake Chemical (A)	1,900	103
WR Grace *	6,600	346

		47,423

Telecommunication Services — 2.9%
AT&T	541,733	18,511
CenturyLink (A)	55,054	2,159
Clearwire, Cl A * (A)	8,300	10
Crown Castle International *	26,396	1,441
Frontier Communications (A)	89,295	334
Groupon, Cl A * (A)	2,500	27
Level 3 Communications * (A)	15,246	324
MetroPCS Communications *	25,400	162
NII Holdings *	13,620	157
SBA Communications, Cl A * (A)	11,100	577
Sprint Nextel *	276,544	711
Telephone & Data Systems	8,880	176
tw telecom, Cl A *	14,800	343
US Cellular *	831	31
Verizon Communications	258,776	10,775
Windstream (A)	53,047	497

		36,235

Utilities — 3.7%
AES *	59,024	713
AGL Resources	10,247	384
Alliant Energy	10,576	462
Ameren	22,390	723
American Electric Power	43,550	1,677
American Water Works	15,500	530
Aqua America (A)	16,277	376
Atmos Energy	10,891	361
Calpine *	33,200	558
Centerpoint Energy	38,915	787
CMS Energy (A)	23,842	556
Consolidated Edison (A)	26,516	1,601
Dominion Resources	52,712	2,744
DTE Energy	15,264	867
Duke Energy (A)	121,819	2,678
Edison International	29,679	1,334
Entergy	16,298	1,052
Exelon	76,476	2,828
FirstEnergy	37,827	1,770
GenOn Energy *	49,375	85
Great Plains Energy	10,471	209
Hawaiian Electric Industries (A)	8,746	242
Integrys Energy Group	7,202	390
ITC Holdings (A)	4,900	338
MDU Resources Group	17,621	396
National Fuel Gas	7,989	345
NextEra Energy	38,573	2,520
NiSource (A)	25,621	643
Northeast Utilities	28,608	1,030
NRG Energy *	20,800	319
NV Energy	22,900	396
OGE Energy	9,268	493
ONEOK	9,929	824

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Pepco Holdings	20,344	$388
PG&E	38,118	1,666
Pinnacle West Capital	10,292	508
PPL	52,326	1,432
Progress Energy	26,761	1,467
Public Service Enterprise Group	45,952	1,433
Questar	17,346	348
SCANA (A)	10,920	513
Sempra Energy	21,723	1,412
Southern	77,703	3,567
TECO Energy	19,700	343
UGI	11,050	317
Vectren	6,091	179
Westar Energy	10,200	292
Wisconsin Energy (A)	21,598	817
Xcel Energy	44,181	1,238

		46,151

Total Common Stock (Cost $1,081,582) ($ Thousands)		1,220,751

	Number Of Warrants

WARRANTS — 0.0%
Kinder Morgan, Expires 2017	44,354	101

Total Warrants (Cost $84) ($ Thousands)		101

AFFILIATED PARTNERSHIP — 9.9%
SEI Liquidity Fund, L.P. 0.170% † ** (C)	125,197,658	124,102

Total Affiliated Partnership (Cost $125,198) ($ Thousands)		124,102

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100% † **	40,836,488	40,836

Total Cash Equivalent (Cost $40,836) ($ Thousands)		40,836

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 0.112%, 08/09/12 (D) (E)	$2,950	2,950

Total U.S. Treasury Obligation (Cost $2,950) ($ Thousands)		2,950

Total Investments — 110.6% (Cost $1,250,650) ($ Thousands)		$1,388,740

9	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Large Cap Index Fund

May 31, 2012

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	631	Jun-2012	$(3,065)
S&P Mid 400 Index E-MINI	50	Jun-2012	(366)

			$(3,431)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,255,669 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $125,143 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $124,102 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,220,751	$—	$—	$1,220,751
Warrant	101	—	—	101
Affiliated Partnership	—	124,102	—	124,102
Cash Equivalent	40,836	—	—	40,836
U.S. Treasury Obligation	—	2,950	—	2,950

Total Investments in Securities	$1,261,688	$127,052	$—	$1,388,740

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(3,431)	$—	$—	$(3,431)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 13.3%
AFC Enterprises *	36,759	$785
American Eagle Outfitters	32,649	630
American Greetings, Cl A (A)	16,000	224
American Public Education * (A)	39,169	1,114
Ameristar Casinos	17,200	322
ANN * (A)	43,685	1,175
Arbitron	11,000	368
Arctic Cat *	12,100	437
Asbury Automotive Group *	10,600	283
Bally Technologies * (A)	17,200	801
Beazer Homes USA * (A)	51,700	135
Belo, Cl A	129,178	747
Big Lots *	13,500	496
Biglari Holdings *	1,220	478
BJ’s Restaurants * (A)	44,603	1,953
Bob Evans Farms	26,400	1,070
Boyd Gaming * (A)	16,000	122
Bravo Brio Restaurant Group *	32,262	530
Bridgepoint Education * (A)	11,900	233
Brinker International	14,300	462
Brunswick	15,300	335
Cabela’s *	13,060	462
Callaway Golf (A)	98,180	542
Capella Education *	14,885	457
Career Education *	61,700	403
Carmike Cinemas *	21,300	301
Casual Male Retail Group *	162,300	495
Cato, Cl A (A)	31,200	895
CEC Entertainment	9,300	325
Cheesecake Factory * (A)	3,800	123
Chico’s FAS	43,655	638
Children’s Place Retail Stores * (A)	19,935	916
Christopher & Banks	25,600	31
Coinstar * (A)	12,400	762
Coldwater Creek * (A)	46,900	39
Columbia Sportswear	9,149	440
Cooper Tire & Rubber	87,616	1,356
Core-Mark Holding	17,113	744
Corinthian Colleges * (A)	95,200	261
Cracker Barrel Old Country Store	1,800	110
Crocs *	32,650	552
CSS Industries	10,800	206
Dana Holdings (A)	17,900	239
Denny’s *	59,300	256
Destination Maternity	5,100	99
Dick’s Sporting Goods	30,275	1,408
Dillard’s, Cl A	1,500	101
DreamWorks Animation SKG, Cl A * (A)	47,000	836
Ethan Allen Interiors (A)	53,268	1,199
EW Scripps, Cl A * (A)	14,800	133
Exide Technologies *	23,000	53
Express *	20,000	370
Federal Mogul, Cl A *	13,400	150
Fifth & Pacific *	18,900	226
Finish Line, Cl A	27,000	557
Foot Locker	7,400	235
Francesca’s Holdings * (A)	81,230	1,906

Description	Shares	Market Value ($ Thousands)

Fred’s, Cl A (A)	35,200	$484
Gentex (A)	16,300	364
Grand Canyon Education *	39,395	714
Group 1 Automotive	1,000	52
hhgregg * (A)	62,562	673
Hibbett Sports * (A)	14,220	797
Hillenbrand	8,400	158
HomeAway * (A)	23,400	550
Hot Topic	69,100	685
Ignite Restaurant Group *	1,700	30
International Speedway, Cl A	3,200	77
ITT Educational Services * (A)	4,900	279
Jack in the Box *	33,200	858
JAKKS Pacific (A)	16,800	311
Jones Group	92,100	888
Journal Communications, Cl A * (A)	71,000	301
Kirkland’s * (A)	21,100	229
La-Z-Boy, Cl Z * (A)	39,300	554
Libbey * (A)	120,200	1,739
Life Time Fitness * (A)	44,879	1,923
Lincoln Educational Services (A)	30,500	177
Live Nation *	101,637	950
LKQ *	18,310	667
Lumber Liquidators Holdings * (A)	38,900	1,132
Matthews International, Cl A (A)	71,478	2,153
McClatchy, Cl A * (A)	25,600	56
MDC Partners, Cl A	157,700	1,531
Men’s Wearhouse	43,768	1,575
Meredith (A)	47,780	1,414
Modine Manufacturing *	22,400	145
Monro Muffler Brake (A)	1,550	52
Morgans Hotel Group *	92,600	416
National CineMedia	202,315	2,729
Nutrisystem (A)	15,700	161
Orient-Express Hotels, Cl A *	58,252	492
Oxford Industries (A)	8,800	405
Pacific Sunwear of California * (A)	81,500	117
Pandora Media * (A)	71,930	773
Panera Bread, Cl A *	4,310	633
Papa John’s International *	5,400	251
Peet’s Coffee & Tea * (A)	800	48
Penske Auto Group (A)	8,600	211
Perry Ellis International *	10,400	196
PetMed Express (A)	19,400	221
PF Chang’s China Bistro	12,400	636
Pier 1 Imports (A)	95,831	1,562
Pinnacle Entertainment *	124,700	1,220
PulteGroup *	7,900	74
Quiksilver *	421,858	1,160
RadioShack (A)	67,500	313
ReachLocal *	51,800	523
Red Robin Gourmet Burgers *	16,048	514
Regis (A)	134,826	2,469
Rent-A-Center, Cl A	49,000	1,650
Ruby Tuesday *	31,400	225
Rue21 * (A)	25,400	673
Saks * (A)	115,313	1,137
Scholastic (A)	21,400	577
School Specialty * (A)	45,835	138

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Scientific Games, Cl A *	222,435	$1,900
Select Comfort *	44,914	1,229
Service International	27,900	319
Shoe Carnival *	4,600	97
Shuffle Master *	27,825	441
Shutterfly * (A)	33,022	911
Sinclair Broadcast Group, Cl A	43,300	352
Six Flags Entertainment	2,400	109
Skechers U.S.A., Cl A * (A)	69,700	1,184
Skullcandy * (A)	152,336	1,999
SodaStream International *	46,030	1,427
Sotheby’s	19,500	595
Stage Stores	25,300	435
Starwood Hotels & Resorts Worldwide	6,700	354
Steiner Leisure *	3,700	169
Steven Madden *	5,125	208
Stewart Enterprises, Cl A (A)	55,500	342
Strayer Education (A)	1,800	162
Sturm Ruger (A)	14,800	577
Superior Industries International	20,500	344
Teavana Holdings *	45,335	602
Tenneco *	39,112	1,062
Tesla Motors * (A)	30,742	907
Thor Industries	3,400	104
Tilly’s, Cl A *	10,200	166
True Religion Apparel	62,844	1,843
Tumi Holdings * (A)	17,200	297
Ulta Salon Cosmetics & Fragrance	5,620	502
Unifi *	2,600	29
Universal Electronics *	15,100	198
Universal Technical Institute	8,800	107
Vail Resorts (A)	14,134	614
Valassis Communications * (A)	5,400	107
Vera Bradley * (A)	40,925	895
Vitamin Shoppe *	11,154	552
Warnaco Group *	24,972	1,111
Wet Seal, Cl A *	214,700	610
Whistler Blackcomb Holdings	6,600	69
Winnebago Industries *	26,100	234
WMS Industries *	92,586	1,901
Wolverine World Wide	15,450	657
Zumiez * (A)	83,759	3,081

		100,370

Consumer Staples — 2.6%
Andersons	7,200	314
B&G Foods, Cl A (A)	9,500	229
Cal-Maine Foods (A)	8,934	318
Casey’s General Stores (A)	25,739	1,458
Central Garden and Pet *	34,504	311
Central Garden and Pet, Cl A *	38,948	359
Chefs’ Warehouse * (A)	23,192	442
Chiquita Brands International *	206,100	1,117
Coca-Cola Bottling	6,800	417
Cosan Industria e Comercio (Brazil)	4,200	61
Darling International *	27,500	385
Dean Foods *	19,300	302
Diamond Foods (A)	12,231	258
Dole Food * (A)	117,961	1,048

Description	Shares	Market Value ($ Thousands)

Elizabeth Arden *	5,400	$186
Fresh Del Monte Produce	48,100	1,129
Fresh Market *	25,299	1,470
Ingles Markets, Cl A	11,100	173
Ingredion	25,497	1,303
J&J Snack Foods	12,495	688
Lancaster Colony (A)	13,300	895
Medifast * (A)	43,625	788
Nash Finch	19,500	402
Nu Skin Enterprises, Cl A	2,900	124
Omega Protein *	14,300	95
Pantry *	51,373	663
Prestige Brands Holdings *	43,471	597
Rite Aid * (A)	169,200	220
Sanderson Farms	12,443	684
Snyders-Lance (A)	21,065	543
Spartan Stores (A)	65,852	1,103
Spectrum Brands Holdings *	7,200	248
United Natural Foods *	9,830	498
Universal	10,200	461
USANA Health Sciences * (A)	3,600	145
WD-40	2,000	94
Weis Markets	5,700	249

		19,777

Energy — 6.6%
Alberta Oilsands *	536,100	83
Approach Resources *	16,800	471
ATP Oil & Gas * (A)	24,000	127
Berry Petroleum, Cl A (A)	48,147	1,873
Bill Barrett *	13,695	265
Bonanza Creek Energy *	4,200	72
BPZ Resources * (A)	33,100	102
C&J Energy Services * (A)	5,600	100
Cal Dive International *	19,500	50
Callon Petroleum *	41,600	179
Carrizo Oil & Gas * (A)	64,594	1,428
Cheniere Energy * (A)	17,531	246
Clayton Williams Energy * (A)	900	51
Cloud Peak Energy * (A)	75,000	1,161
Comstock Resources * (A)	165,413	2,473
Contango Oil & Gas *	2,500	131
CVR Energy * (A)	7,900	201
Delek US Holdings	21,200	342
Dresser-Rand Group *	33,121	1,453
Dril-Quip * (A)	25,890	1,569
Energy Partners *	71,300	1,126
Energy XXI Bermuda (A)	21,336	663
Forest Oil * (A)	77,500	647
Forum Energy Technologies * (A)	36,120	776
GeoMet * (A)	9,550	3
Goodrich Petroleum * (A)	165,807	2,449
Green Plains Renewable Energy * (A)	16,900	120
Gulf Island Fabrication	11,400	285
Gulfmark Offshore, Cl A *	18,300	653
Harvest Natural Resources * (A)	16,000	88
Heckmann * (A)	145,000	490
Helix Energy Solutions Group * (A)	46,400	795
Karoon Gas Australia *	14,167	67
Key Energy Services *	133,308	1,321

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Kinder Morgan Escrow *	58,213	$—
KiOR, Cl A * (A)	36,784	333
Laredo Petroleum Holdings * (A)	27,700	583
Lone Pine Resources *	111,146	351
Lufkin Industries	3,488	200
Magnum Hunter Resources * (A)	274,081	1,105
Matador Resources *	39,810	400
Matrix Service *	60,200	626
McDermott International *	36,091	366
Midstates Petroleum *	7,000	100
Newpark Resources * (A)	235,110	1,361
Northern Oil And Gas * (A)	22,070	396
Oasis Petroleum * (A)	63,628	1,635
Oceaneering International	13,150	608
Oil States International *	8,285	552
Oilsands Quest * (A) (B) (C)	906,800	162
Parker Drilling *	173,600	849
Patriot Coal * (A)	47,200	112
Penn Virginia (A)	49,000	275
Petroleum Development *	37,975	943
Petroquest Energy * (A)	23,100	114
Pioneer Drilling *	70,759	526
Quicksilver Resources * (A)	218,842	978
REX American Resources *	1,500	28
Rosetta Resources * (A)	25,958	1,004
Scorpio Tankers * (A)	273,295	1,528
SEACOR Holdings *	12,200	1,052
SemGroup, Cl A *	2,100	63
SM Energy	9,320	504
StealthGas *	52,200	290
Stone Energy *	14,000	330
Superior Energy Services *	66,304	1,435
Swift Energy *	46,748	931
Synergy Resources *	18,500	50
Targa Resources	26,075	1,156
Tesco * (A)	64,595	776
Tesoro *	15,500	343
Tetra Technologies *	39,200	251
Tidewater (A)	16,800	757
Triangle Petroleum * (A)	14,600	75
Unit *	22,200	883
USEC * (A)	36,800	27
Vaalco Energy *	100,600	858
W&T Offshore (A)	26,300	404
Warren Resources *	41,600	89
Western Refining (A)	31,200	603
Willbros Group *	14,700	84
World Fuel Services (A)	53,353	2,001

		49,957

Financials — 20.4%
1st Source	6,200	132
Acadia Realty Trust ‡	3,700	83
Affiliated Managers Group *	14,060	1,449
Agree Realty ‡ (A)	20,000	418
Alexander’s ‡	200	78
Alliance Financial	3,900	122
Allied World Assurance Holdings	5,900	454
Alterra Capital Holdings (A)	91,685	2,036
American Campus Communities ‡ (A)	8,500	373

Description	Shares	Market Value ($ Thousands)

American Capital Mortgage Investment ‡	8,300	$197
American Equity Investment Life Holding (A)	85,400	904
Amtrust Financial Services (A)	14,900	428
Anworth Mortgage Asset ‡	96,000	646
Apartment Investment & Management, Cl A ‡	35,731	967
Apollo Investments *	14,400	107
Ares Capital	1,950	29
Argo Group International Holdings	9,600	269
Ashford Hospitality Trust ‡	21,500	184
Aspen Insurance Holdings	10,800	305
Associated Banc	32,900	416
Associated Estates Realty ‡	14,400	228
Assured Guaranty	22,300	266
Astoria Financial (A)	5,900	53
AvalonBay Communities ‡ (A)	7,562	1,057
Banco Latinoamericano de Comercio Exterior, Cl E	29,500	575
Bancorpsouth (A)	27,067	365
Bank of Hawaii (A)	5,400	250
Bank of the Ozarks (A)	27,395	796
BBCN Bancorp *	6,700	72
Berkshire Hills Bancorp	28,015	611
BGC Partners, Cl A (A)	63,000	376
BioMed Realty Trust ‡ (A)	75,615	1,365
BlackRock Kelso Capital (A)	10,700	101
Boston Private Financial Holdings (A)	149,142	1,345
Boston Properties ‡ (A)	7,578	780
Brandywine Realty Trust ‡ (A)	91,675	1,030
Brasil Brokers Participacoes	20,700	61
BRE Properties ‡	11,450	564
Camden National	4,600	148
Campus Crest Communities ‡ (A)	100,500	1,083
CapitalSource	124,543	788
CapLease ‡	78,800	310
Capstead Mortgage ‡ (A)	33,800	465
Cardinal Financial	45,118	514
Cash America International	14,043	625
CBL & Associates Properties ‡	68,053	1,188
Central Pacific Financial *	31,300	402
Chatham Lodging Trust ‡	15,800	205
Chemical Financial	3,000	61
Chesapeake Lodging Trust ‡	27,915	504
Citizens Republic Bancorp *	18,250	297
City Holding (A)	4,900	158
City National	2,500	124
CNO Financial Group (A)	271,000	1,859
CoBiz Financial	75,545	459
Cohen & Steers (A)	22,400	725
Colonial Properties Trust ‡ (A)	27,050	574
Columbia Banking System (A)	18,300	332
CommonWealth ‡	20,500	362
Community Bank System (A)	11,300	301
Community Trust Bancorp	8,400	277
Corestite Realty ‡	15,185	362
Corporate Office Properties Trust ‡	17,950	395
CreXus Investment ‡	50,800	498

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

CubeSmart ‡	7,500	$85
CVB Financial (A)	64,364	701
CYS Investments ‡ (A)	58,500	800
DFC Global * (A)	63,096	1,040
DiamondRock Hospitality ‡	4,992	50
Dime Community Bancshares	24,300	317
Douglas Emmett ‡	35,200	753
Dynex Capital ‡	28,900	268
Eagle Bancorp * (A)	41,623	668
East West Bancorp	35,240	789
EastGroup Properties ‡	19,265	955
Eaton Vance (A)	32,216	784
Education Realty Trust ‡	132,373	1,459
Employers Holdings (A)	68,042	1,150
Endurance Specialty Holdings	53,719	2,098
Entertainment Properties Trust ‡ (A)	4,000	165
Equity Lifestyle Properties ‡	2,400	158
Equity One ‡	42,990	854
Equity Residential ‡	27,237	1,664
EverBank Financial *	10,200	114
Excel Trust ‡ (A)	55,688	651
Extra Space Storage ‡	18,300	519
FBR Capital Markets * (A)	249,800	664
Federal Realty Investment Trust ‡	2,705	266
Fifth Street Finance (A)	9,700	92
Financial Engines * (A)	97,751	2,051
First Commonwealth Financial	88,800	557
First Financial Bancorp	20,811	320
First Financial Holdings	2,200	21
First Horizon National (A)	91,013	772
First Industrial Realty Trust ‡ *	5,700	68
First Merchants	16,500	194
First Midwest Bancorp	128,443	1,296
First Potomac Realty Trust ‡	2,100	25
FirstMerit (A)	44,842	713
Flushing Financial	35,500	458
FNB (Pennsylvania) (A)	13,400	142
Forest City Enterprises, Cl A *	47,900	641
Franklin Financial *	900	14
Fulton Financial	50,600	513
Gain Capital Holdings (A)	11,900	58
General Growth Properties ‡	42,976	720
Getty Realty ‡ (A)	10,500	169
GFI Group	39,000	106
Gladstone Commercial ‡	5,200	82
Global Indemnity, Cl A *	32,900	687
Government Properties Income Trust ‡	31,700	678
Great American Group *	92,182	17
Hancock Holding (A)	53,166	1,621
Hanover Insurance Group	17,615	687
Hatteras Financial ‡	36,100	1,031
HCP ‡	29,748	1,215
Health Care ‡	15,500	860
Healthcare Realty Trust ‡	5,700	125
Highwoods Properties ‡ (A)	49,660	1,602
Home Bancshares	26,300	740
Home Loan Servicing Solutions (A)	26,600	356
Home Properties ‡	10,700	641

Description	Shares	Market Value ($ Thousands)

HomeStreet *	20,500	$677
Horace Mann Educators	98,654	1,688
Hospitality Properties Trust ‡	8,200	193
Host Hotels & Resorts ‡ (A)	56,759	866
Hudson Valley Holding	6,626	111
Iberiabank	25,312	1,227
Infinity Property & Casualty	34,010	1,825
Inland Real Estate ‡ (A)	34,700	285
International Bancshares (A)	42,000	776
Invesco Mortgage Capital ‡	4,400	80
Investment Technology Group *	33,500	318
Investors Real Estate Trust ‡ (A)	6,900	49
iStar Financial ‡ *	8,400	48
Jones Lang LaSalle	28,596	2,073
Kemper	12,000	352
Kennedy-Wilson Holdings (A)	89,100	1,162
Kite Realty Group Trust ‡	56,200	266
Knight Capital Group, Cl A * (A)	70,500	886
LaSalle Hotel Properties ‡	28,415	784
Lexington Realty Trust ‡ (A)	174,376	1,449
LPL Investment Holdings (A)	38,762	1,255
LTC Properties ‡	17,600	568
Macerich ‡	10,586	604
Mack-Cali Realty ‡	53,238	1,450
Maiden Holdings	162,200	1,320
MainSource Financial Group	29,400	325
MarketAxess Holdings	29,228	944
MB Financial	5,200	106
MCG Capital (A)	116,400	513
Meadowbrook Insurance Group (A)	172,300	1,532
Medallion Financial	23,200	239
Medical Properties Trust ‡	8,000	72
Mercury General	1,300	57
MFA Mortgage Investments ‡	147,350	1,123
Mid-America Apartment Communities ‡	42,162	2,841
Montpelier Re Holdings	22,600	472
MSCI, Cl A *	37,524	1,269
National Financial Partners * (A)	45,020	599
National Health Investors ‡ (A)	2,500	121
National Penn Bancshares (A)	91,758	818
National Retail Properties ‡ (A)	36,140	957
NBT Bancorp	7,300	145
Nelnet, Cl A	75,600	1,764
Netspend Holdings * (A)	84,711	628
Northwest Bancshares	10,700	123
OceanFirst Financial	10,300	145
Ocwen Financial *	79,000	1,266
Old National Bancorp	116,488	1,350
Omega Healthcare Investors ‡ (A)	7,800	165
OmniAmerican Bancorp *	20,822	412
One Liberty Properties ‡	13,400	238
Oriental Financial Group	26,400	276
PacWest Bancorp (A)	67,251	1,534
Parkway Properties ‡ (A)	16,400	173
PennantPark Investment	81,104	791
Pennsylvania Real Estate Investment Trust ‡	18,600	236
PennyMac Mortgage Investment Trust ‡	24,200	447

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

PHH * (A)	9,100	$151
PICO Holdings *	23,958	531
Platinum Underwriters Holdings	44,034	1,598
Popular *	4,920	75
Post Properties ‡	4,300	208
Potlatch ‡ (A)	20,500	588
Presidential Life	11,000	97
Primerica *	11,200	270
PrivateBancorp, Cl A	29,700	437
ProAssurance	25,926	2,285
ProLogis ‡	43,717	1,398
Prosperity Bancshares (A)	23,805	1,017
Provident Financial Services	20,700	289
PS Business Parks ‡ (A)	5,600	369
Public Storage ‡	10,821	1,444
RAIT Financial Trust ‡ (A)	6,566	27
Ramco-Gershenson Properties ‡	42,000	500
Redwood Trust ‡ (A)	7,500	91
Regency Centers ‡	15,715	688
Reinsurance Group of America, Cl A	13,516	678
Republic Bancorp, Cl A	11,400	241
Retail Opportunity Investments ‡ (A)	6,500	78
Sabra Health Care ‡	9,666	139
Safeguard Scientifics *	53,378	809
Safety Insurance Group	4,000	160
Sandy Spring Bancorp	36,104	642
Saul Centers ‡	900	36
SCBT Financial	10,000	339
Signature Bank NY * (A)	32,744	2,011
Simon Property Group ‡	15,241	2,248
SL Green Realty ‡ (A)	11,445	859
Solar Capital	5,400	118
Southside Bancshares	9,555	200
Sovran Self Storage ‡	4,000	197
STAG Industrial ‡	5,700	78
Starwood Property Trust ‡	24,600	493
Stifel Financial * (A)	31,800	1,011
Summit Hotel Properties ‡	13,300	106
Sun Communities ‡	1,000	41
Sunstone Hotel Investors ‡ *	60,300	604
Susquehanna Bancshares	101,000	973
SVB Financial Group * (A)	11,455	683
SWS Group	27,800	160
Symetra Financial	11,900	134
Synovus Financial (A)	136,955	262
Tanger Factory Outlet Centers ‡	21,190	657
TCF Financial (A)	36,368	429
THL Credit	35,900	455
TICC Capital	9,300	88
Titanium Asset * (B) (C) (D)	122,200	100
Titanium Asset Management *	10,500	3
Tompkins Financial	4,200	154
Tower Group (A)	19,800	389
Two Harbors Investment ‡	50,600	523
UDR ‡	24,350	631
UMB Financial (A)	4,000	195
Umpqua Holdings	19,500	250
Union First Market Bankshares	15,200	212
United Financial Bancorp	18,600	256

Description	Shares	Market Value ($ Thousands)

Universal Health Realty Income Trust ‡	1,300	$50
Uranium Participation *	13,500	68
Urstadt Biddle Properties, Cl A ‡	16,500	294
Validus Holdings	36,900	1,158
Value Creation * (B) (C) (D)	119,600	87
Ventas ‡ (A)	20,090	1,182
ViewPoint Financial Group	51,500	785
Virginia Commerce Bancorp *	46,100	380
Vornado Realty Trust ‡	7,800	639
Washington Federal	13,400	220
Washington Real Estate Investment Trust ‡ (A)	7,900	222
Webster Financial	62,490	1,267
West Coast Bancorp *	15,760	296
Western Alliance Bancorp *	197,355	1,721
Winthrop Realty Trust ‡	45,400	467
WisdomTree Investments *	267,672	1,788
World Acceptance * (A)	4,100	280
WSFS Financial	16,500	614
Zillow, Cl A * (A)	10,800	423
Zions Bancorporation (A)	66,739	1,270

		153,661

Health Care — 11.8%
ABIOMED * (A)	34,575	703
Acadia Healthcare * (A)	100,929	1,807
Accuray * (A)	22,700	142
Achillion Pharmaceuticals * (A)	93,522	671
Acorda Therapeutics *	14,000	308
Aegerion Pharmaceuticals *	29,000	441
Affymetrix *	105,300	499
Akorn * (A)	127,417	1,739
Alere * (A)	54,200	996
Align Technology * (A)	31,206	975
Allos Therapeutics *	81,300	145
Almost Family * (A)	14,100	313
Amarin ADR * (A)	79,155	938
AMERIGROUP * (A)	10,089	630
Amsurg, Cl A *	32,508	888
Amylin Pharmaceuticals * (A)	30,351	805
Arena Pharmaceuticals * (A)	20,182	135
Ariad Pharmaceuticals * (A)	142,646	2,364
Arqule *	43,380	258
ArthroCare *	12,300	322
athenahealth * (A)	20,631	1,500
AVEO Pharmaceuticals * (A)	28,730	366
BioMarin Pharmaceutical * (A)	20,755	740
BioScrip *	14,800	100
Bruker *	47,700	707
Cambrex *	47,400	341
Catalyst Health Solutions *	8,600	747
Centene *	17,210	622
Cepheid * (A)	17,320	655
Charles River Laboratories International *	6,400	214
Chemed (A)	10,100	561
Community Health Systems *	7,900	174
Computer Programs & Systems	3,500	190
CONMED	51,188	1,371
Cross Country Healthcare *	18,600	84
CryoLife *	26,600	123

5	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Cubist Pharmaceuticals * (A)	38,600	$1,549
Cyberonics *	16,127	622
Depomed *	15,900	82
DexCom *	48,471	521
DynaVox, Cl A *	63,244	81
Emergent Biosolutions *	63,502	916
Emeritus * (A)	47,500	722
Ensign Group (A)	14,600	371
Enzon Pharmaceuticals *	28,400	183
eResearch Technology *	72,100	570
Five Star Quality Care *	28,700	89
Fluidigm * (A)	35,664	496
Gentiva Health Services *	12,700	71
Greatbatch *	60,256	1,251
Haemonetics *	15,188	1,059
Halozyme Therapeutics * (A)	44,300	338
Health Net *	24,200	620
HealthSouth *	72,754	1,393
Healthways *	34,600	227
HeartWare International * (A)	11,257	916
Hill-Rom Holdings	28,100	826
Hi-Tech Pharmacal * (A)	21,200	612
HMS Holdings * (A)	42,458	1,137
ICON ADR *	28,385	609
ICU Medical *	17,731	912
Impax Laboratories *	24,900	516
Imris *	116,320	370
Incyte * (A)	43,525	927
Insulet * (A)	75,750	1,395
Invacare	22,300	332
IPC The Hospitalist *	12,700	444
Ironwood Pharmaceuticals, Cl A * (A)	24,610	293
ISTA Pharmaceuticals * (A)	63,100	574
Keryx Biopharmaceuticals * (A)	91,914	162
Kindred Healthcare * (A)	113,400	938
LHC Group *	12,500	209
LifePoint Hospitals *	17,200	633
Magellan Health Services *	25,685	1,083
MAP Pharmaceuticals * (A)	52,127	614
Masimo *	91,172	1,715
Medical Action Industries *	95,200	410
Medicines *	26,700	587
Medicis Pharmaceutical, Cl A (A)	10,100	365
MEDNAX *	28,726	1,753
MELA Sciences * (A)	64,100	170
Merit Medical Systems *	8,000	104
Metropolitan Health Networks *	36,400	317
Momenta Pharmaceuticals * (A)	16,400	226
Myriad Genetics *	71,966	1,737
Natus Medical *	5,000	56
Nektar Therapeutics * (A)	56,700	380
Neurocrine Biosciences *	35,200	235
Novadaq Technologies *	52,000	312
NxStage Medical * (A)	32,230	490
Omnicare (A)	31,711	1,000
Omnicell *	50,463	661
Onyx Pharmaceuticals *	26,910	1,232
Optimer Pharmaceuticals * (A)	19,760	295
OraSure Technologies *	78,711	815
Orexigen Therapeutics * (A)	52,000	174
Orthofix International *	7,800	296

Description	Shares	Market Value ($ Thousands)

Owens & Minor (A)	2,200	$63
Par Pharmaceutical *	15,900	570
PAREXEL International *	45,913	1,229
PDL BioPharma (A)	202,700	1,315
PerkinElmer	23,542	626
Pharmacyclics * (A)	7,780	244
PharMerica *	27,400	272
Providence Service *	36,600	487
PSS World Medical * (A)	75,632	1,530
Questcor Pharmaceuticals * (A)	39,480	1,634
Quidel * (A)	66,965	1,053
Rigel Pharmaceuticals * (A)	10,300	77
Sagent Pharmaceuticals * (A)	29,100	464
Salix Pharmaceuticals *	32,780	1,698
Sangamo Biosciences * (A)	77,463	344
Savient Pharmaceuticals * (A)	2,300	2
Sciclone Pharmaceuticals *	37,200	234
Seattle Genetics * (A)	27,119	528
Select Medical Holdings *	20,600	190
Sirona Dental Systems *	14,300	612
Skilled Healthcare Group, Cl A * (A)	68,400	377
Spectranetics *	43,896	433
Spectrum Pharmaceuticals * (A)	52,005	603
STERIS	37,893	1,131
Sun Healthcare Group * (A)	26,700	130
SXC Health Solutions * (A)	8,610	772
Symmetry Medical *	97,100	752
Synageva BioPharma *	2,000	78
Syneron Medical *	85,394	908
Synta Pharmaceuticals *	23,500	113
Targacept *	27,700	115
Techne	16,116	1,094
Teleflex	20,458	1,215
Threshold Pharmaceuticals * (A)	113,959	835
Tornier *	34,958	690
Trinity Biotech ADR	16,100	185
Trius Therapeutics *	70,079	359
Unilife * (A)	188,800	787
ViroPharma * (A)	26,200	528
Volcano *	43,324	1,239
WellCare Health Plans *	35,213	1,988

		89,071

Industrials — 17.2%
AAR (A)	9,300	112
ABM Industries	24,400	524
Acacia Research *	53,668	1,866
ACCO Brands *	35,800	327
Actuant, Cl A	57,551	1,506
Acuity Brands (A)	30,535	1,664
Advisory Board * (A)	14,430	1,398
Aegean Marine Petroleum Network (A)	74,200	360
Aerovironment *	6,800	151
Air Transport Services Group *	153,900	780
Aircastle	76,900	854
Alamo Group	11,300	350
Alaska Air Group *	36,400	1,249
Albany International, Cl A	23,700	432
Allegiant Travel, Cl A * (A)	3,500	227
Alliant Techsystems	14,300	700

6	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Altra Holdings *	5,200	$87
Amerco	1,200	101
Ametek	4,400	223
Ampco-Pittsburgh	9,900	154
Applied Industrial Technologies	14,200	535
Arkansas Best	17,300	219
Armstrong World Industries	16,100	750
Astec Industries *	15,700	431
Atlas Air Worldwide Holdings *	20,700	940
BE Aerospace *	25,775	1,116
Belden	55,844	1,745
Brady, Cl A	27,684	760
Briggs & Stratton (A)	7,300	123
Brink’s	55,500	1,264
CAI International *	5,100	95
Carlisle	19,900	1,034
Cascade	12,700	634
Celadon Group	60,152	969
Ceradyne	25,800	650
Chart Industries *	11,645	727
CIRCOR International	4,800	154
CLARCOR	9,830	480
Clean Harbors *	14,200	881
Columbus McKinnon *	47,300	730
Comfort Systems USA	55,586	505
Consolidated Graphics *	3,600	105
Copa Holdings, Cl A	6,121	508
Corrections Corp of America	2,300	60
Courier	14,941	163
CRA International *	12,945	243
Cubic	27,619	1,199
Curtiss-Wright	24,300	738
Deluxe	20,000	462
Dycom Industries *	38,350	751
Dynamic Materials	37,418	632
EMCOR Group	94,450	2,583
Encore Capital Group *	52,003	1,261
Encore Wire	7,300	183
Ennis	7,900	112
EnPro Industries *	14,423	556
ESCO Technologies	23,781	830
Exponent *	3,500	165
Flow International *	100,400	296
FreightCar America	6,200	123
FTI Consulting * (A)	65,500	2,068
G&K Services, Cl A	65,545	1,913
Gardner Denver	28,706	1,552
Genco Shipping & Trading * (A)	28,200	88
GenCorp * (A)	44,900	275
General Cable * (A)	25,419	723
Genesee & Wyoming, Cl A * (A)	22,532	1,129
Geo Group *	58,400	1,271
GeoEye *	6,000	115
Gibraltar Industries *	48,600	497
Global Power Equipment Group (A)	36,000	663
Graco	11,300	544
GrafTech International *	124,255	1,326
Granite Construction	26,300	603
Great Lakes Dredge & Dock	29,700	193
Greenbrier *	36,575	506
H&E Equipment Services * (A)	5,500	87

Description	Shares	Market Value ($ Thousands)

Harsco	15,500	$312
Hawaiian Holdings * (A)	190,873	1,103
Heico, Cl A	39,585	1,326
HEICO	19,762	823
Heidrick & Struggles International	4,300	71
Hexcel *	65,078	1,587
HNI (A)	7,900	183
Huntington Ingalls Industries * (A)	8,100	298
ICF International *	47,400	1,067
IDEX	37,393	1,486
IHS, Cl A *	8,832	874
Insperity	13,600	342
Interface, Cl A	129,960	1,649
John Bean Technologies	35,575	496
Kadant *	48,998	1,112
Kaydon	44,590	995
Kelly Services, Cl A	1,900	22
KEYW Holding * (A)	39,700	366
Kforce *	20,400	272
Kirby *	14,150	747
Landstar System	29,432	1,551
Layne Christensen *	9,800	184
LB Foster, Cl A	7,800	216
Lincoln Electric Holdings	14,030	668
LS Starrett, Cl A	700	8
Manitowoc	22,475	234
Marten Transport	35,600	729
Meritor *	42,700	231
Metalico *	45,100	114
Michael Baker *	4,600	106
Middleby *	17,520	1,792
Miller Industries	11,200	163
Mistras Group *	29,000	654
Mobile Mini * (A)	55,724	766
Moog, Cl A *	20,380	775
Mueller Industries	18,600	790
MYR Group *	8,400	128
NACCO Industries, Cl A	6,600	692
National Presto Industries (A)	1,500	101
Navigant Consulting *	104,135	1,246
Navistar International *	7,792	218
Northwest Pipe *	19,600	399
Old Dominion Freight Line *	34,971	1,523
Orbital Sciences *	23,300	261
Orion Marine Group *	207,184	1,384
Oshkosh Truck *	3,800	78
Pacer International *	80,800	456
Polypore International * (A)	88,391	3,270
Quad, Cl A (A)	16,700	211
Quality Distribution *	8,600	91
Quanex Building Products	68,885	1,137
RailAmerica *	2,600	62
Rand Logistics * (A)	22,200	166
RBC Bearings *	13,345	619
Resources Connection	74,278	891
Rexnord *	31,770	629
Robbins & Myers	31,539	1,438
RPX *	38,340	511
Rush Enterprises, Cl A *	50,637	839
Ryder System	22,500	972

7	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Sauer-Danfoss	7,600	$275
SeaCube Container Leasing	5,900	107
Simpson Manufacturing	54,540	1,516
SkyWest	16,164	114
Spirit Aerosystems Holdings, Cl A *	34,000	784
Spirit Airlines *	40,100	826
Standard Parking *	48,368	919
Standex International	1,300	53
Steelcase, Cl A (A)	61,800	542
Sun Hydraulics	15,600	364
Swift Transportation, Cl A *	74,875	795
Sykes Enterprises *	67,400	1,014
TAL International Group (A)	24,665	807
Teledyne Technologies *	23,761	1,416
Terex * (A)	23,055	383
Tetra Tech * (A)	113,838	2,845
Textainer Group Holdings (A)	2,700	89
Thermon Group Holdings * (A)	19,880	404
Titan International (A)	26,400	591
Titan Machinery *	16,503	509
TMS International, Cl A *	71,300	791
Towers Watson, Cl A	23,339	1,406
TransDigm Group *	7,617	937
Trex * (A)	27,200	791
Trimas *	20,215	404
Trinity Industries	6,000	148
Triumph Group (A)	9,941	595
TrueBlue *	85,610	1,280
Tutor Perini *	129,700	1,458
Unifirst	1,000	57
United Rentals * (A)	37,747	1,304
United Stationers (A)	3,000	76
US Airways Group * (A)	17,600	233
US Ecology	42,945	739
USA Truck *	21,700	126
UTi Worldwide	32,163	503
Valmont Industries	6,180	708
Viad	7,600	135
Vitran, Cl A *	54,720	383
Wabash National * (A)	357,697	2,490
WABCO Holdings *	14,490	750
Wabtec	28,649	2,080
Watsco (A)	10,700	788
Watts Water Technologies, Cl A	22,336	738
Werner Enterprises (A)	5,900	144
WESCO International * (A)	32,454	1,931
Woodward	17,000	641
YRC Worldwide *	1	—

		129,753

Information Technology — 17.7%
ACI Worldwide *	9,493	362
Acme Packet * (A)	56,975	1,304
Acxiom *	7,900	111
ADTRAN	40,833	1,194
Advent Software * (A)	36,856	962
Aeroflex Holding * (A)	24,100	156
Amkor Technology * (A)	65,000	308
Amtech Systems *	17,600	80
ANADIGICS *	45,100	90
Ancestry.com * (A)	3,800	82

Description	Shares	Market Value ($ Thousands)

Arris Group * (A)	26,700	$329
Arrow Electronics *	23,700	804
Aruba Networks * (A)	104,080	1,368
Aspen Technology *	44,167	976
Atmel *	106,343	744
Audience *	27,275	483
AVX	15,800	172
Bazaarvoice * (A)	39,969	691
Benchmark Electronics *	39,797	539
Black Box	8,700	195
Brightpoint *	23,900	116
BroadSoft * (A)	66,070	1,804
Brooks Automation	10,600	99
CACI International, Cl A * (A)	39,575	1,694
Cadence Design Systems *	77,280	788
Cardtronics *	28,119	788
Cavium * (A)	95,579	2,314
Ceva * (A)	49,141	854
CIBER *	297,400	1,065
Ciena * (A)	30,695	416
Coherent *	20,794	918
CommVault Systems *	10,600	497
Computer Task Group *	39,800	484
Compuware *	27,300	246
Comtech Telecommunications (A)	34,297	990
Comverse Technology *	12,500	76
Concur Technologies * (A)	13,900	860
Constant Contact * (A)	45,577	923
Convergys (A)	46,348	646
CoreLogic *	20,700	352
Cornerstone OnDemand * (A)	76,868	1,541
CoStar Group * (A)	35,183	2,600
CSG Systems International *	13,800	228
CTS	21,700	203
Cymer * (A)	14,100	764
Daktronics	17,100	112
DealerTrack Holdings *	63,160	1,724
Demandware * (A)	12,100	376
Dice Holdings * (A)	61,789	607
Diebold	58,148	2,152
Digi International *	105,700	955
Digital River *	86,075	1,257
Diodes * (A)	51,147	1,001
DTS * (A)	29,155	806
EarthLink	228,435	1,844
Electronics for Imaging *	8,400	124
Emulex *	112,818	758
Entegris * (A)	81,530	629
Envestnet *	120,918	1,434
Euronet Worldwide *	67,134	1,208
ExactTarget *	23,425	464
Exar *	52,900	415
ExlService Holdings *	22,197	481
Extreme Networks *	28,100	105
Fabrinet *	7,300	85
Fairchild Semiconductor International, Cl A *	42,149	557
FARO Technologies *	10,425	481
FEI * (A)	13,499	618
Finisar * (A)	14,858	213
FormFactor *	9,400	56

8	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Forrester Research	6,100	$197
Fortinet *	53,750	1,142
Fusion-io * (A)	21,730	454
Gartner *	47,357	1,926
GT Advanced Technologies * (A)	44,000	185
Hittite Microwave * (A)	22,230	1,096
Imation *	18,700	106
Immersion *	65,957	370
Imperva *	13,800	355
Infoblox *	30,400	602
Informatica *	2,450	101
Inphi * (A)	155,900	1,296
Insight Enterprises *	24,700	368
Integrated Device Technology *	95,988	527
Interactive Intelligence Group * (A)	18,709	483
Intermec *	109,909	649
Internap Network Services *	101,608	724
International Rectifier *	51,978	979
Intersil, Cl A	95,300	1,005
IPG Photonics * (A)	28,150	1,205
Ixia *	29,400	311
j2 Global (A)	20,350	492
Jack Henry & Associates	71,763	2,369
JDA Software Group *	3,800	105
Kemet *	34,400	198
Kenexa * (A)	24,824	724
Kulicke & Soffa Industries * (A)	45,400	478
Lattice Semiconductor *	8,800	40
Lender Processing Services	73,725	1,702
Lexmark International, Cl A	33,100	828
Limelight Networks * (A)	23,500	64
Logitech International *	16,800	172
LTX-Credence *	61,000	433
Manhattan Associates *	25,200	1,197
Mantech International, Cl A (A)	17,000	371
MAXIMUS	14,400	655
Measurement Specialties *	37,117	1,213
Mellanox Technologies *	33,995	2,055
MEMC Electronic Materials * (A)	23,800	40
Micrel (A)	4,900	48
Micros Systems *	14,613	771
Microsemi *	4,100	72
MicroStrategy, Cl A *	13,675	1,668
Mindspeed Technologies * (A)	127,520	395
Mitek Systems * (A)	68,940	146
Mitel Networks *	20,100	80
MKS Instruments	9,800	256
Monolithic Power Systems *	39,612	744
Monotype Imaging Holdings *	4,300	59
Move *	19,850	164
MTS Systems	1,600	62
Multi-Fineline Electronix *	8,850	219
Nanometrics *	4,900	76
NETGEAR *	20,770	652
Netscout Systems *	5,700	114
NetSuite * (A)	13,800	647
Newport *	13,300	158
NIC (A)	34,000	370
Oclaro * (A)	18,700	48
OCZ Technology Group * (A)	60,294	270
ON Semiconductor *	96,775	652

Description	Shares	Market Value ($ Thousands)

OpenTable * (A)	11,800	$469
Oplink Communications *	22,100	283
Opnet Technologies (A)	34,449	860
Opnext *	116,300	120
OSI Systems *	5,210	332
Parametric Technology *	170,084	3,436
Park Electrochemical	15,600	366
Parkervision * (A)	58,571	111
Photronics * (A)	61,700	370
Plantronics	22,200	668
PMC - Sierra *	11,700	75
Power-One * (A)	81,500	338
Progress Software *	58,390	1,122
PROS Holdings *	55,822	839
Pulse Electronics (A)	23,000	45
QLIK Technologies *	65,006	1,478
QLogic *	50,700	690
Quantum *	623,472	1,216
Quest Software *	10,800	270
Rackspace Hosting * (A)	13,300	658
RealNetworks	17,250	153
RealPage * (A)	72,653	1,297
RF Micro Devices *	139,498	526
Rogers *	12,865	519
Rosetta Stone * (A)	53,890	744
Rudolph Technologies * (A)	57,180	493
Saba Software *	94,300	787
Seachange International *	11,800	95
Semtech *	28,980	698
ServiceSource International * (A)	147,388	1,769
Silicon Laboratories *	14,560	503
SolarWinds * (A)	48,190	2,210
Solera Holdings	28,205	1,252
Sonus Networks *	358,958	872
Sourcefire * (A)	24,519	1,352
Splunk * (A)	6,900	225
SS&C Technologies Holdings *	52,496	1,238
STEC * (A)	9,400	66
STR Holdings * (A)	26,000	99
Sycamore Networks *	98,140	1,301
Synaptics * (A)	1,700	46
Synchronoss Technologies * (A)	12,880	231
SYNNEX * (A)	7,200	240
Synopsys *	26,588	786
Take-Two Interactive Software *	77,200	889
Tech Data *	28,500	1,357
TeleCommunication Systems, Cl A *	38,700	57
TeleNav *	23,900	144
TeleTech Holdings *	13,600	202
Tellabs	23,800	87
Teradyne *	40,290	582
Tessco Technologies	9,400	180
Tessera Technologies	4,000	54
THQ * (A)	111,300	73
TIBCO Software * (A)	47,610	1,274
TiVo * (A)	40,544	346
TNS *	33,281	595
Travelzoo * (A)	5,100	119
TTM Technologies *	9,300	86
Tyler Technologies *	37,820	1,411
Ultra Clean Holdings *	64,135	382

9	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Ultratech *	37,000	$1,122
Unisys *	10,000	157
United Online (A)	42,500	168
Veeco Instruments * (A)	16,970	589
Viasystems North America	27,500	357
Vishay Intertechnology * (A)	84,433	897
VistaPrint *	64,007	2,169
Websense * (A)	41,400	769
Wright Express *	4,304	241
XO Group *	9,500	84
Xyratex	86,566	990
Zebra Technologies, Cl A *	26,516	888

		133,083

Materials — 4.0%
A. Schulman	4,700	101
AK Steel Holding (A)	15,900	96
Allied Nevada Gold *	3,400	88
American Vanguard	24,525	661
Aptargroup	1,200	61
Boise (A)	70,800	489
Buckeye Technologies (A)	24,000	665
Coeur d’Alene Mines *	7,600	128
Compass Minerals International	7,974	567
Cytec Industries	12,406	750
EcoSynthetix *	16,800	67
Ferro *	67,792	301
Georgia Gulf	10,600	316
Glatfelter	24,200	367
Globe Specialty Metals (A)	106,280	1,246
Greif, Cl A	15,056	659
GSE Holding *	60,100	655
H.B. Fuller (A)	49,300	1,499
Haynes International	16,901	862
Headwaters *	92,000	424
Horsehead Holding * (A)	140,090	1,241
Huntsman	42,045	538
Innophos Holdings	15,673	791
Innospec *	21,200	560
Kaiser Aluminum (A)	13,726	659
KapStone Paper and Packaging *	3,000	46
Koppers Holdings	2,000	70
Kraton Performance Polymers *	27,542	526
LSB Industries *	7,100	198
Materion	4,300	95
McEwen Mining * (A)	30,500	72
Minerals Technologies	27,790	1,758
Neenah Paper	18,700	487
New Gold * (A)	10,300	90
NewMarket	2,400	501
Noranda Aluminum Holding	47,200	363
Olympic Steel (A)	3,700	61
OM Group *	43,032	784
Owens-Illinois *	32,877	642
Packaging Corp of America	30,991	831
PolyOne	143,570	1,900
Quaker Chemical	4,100	171
Rock-Tenn, Cl A	3,800	196
Romarco Minerals *	100,000	61
RTI International Metals * (A)	83,176	1,746

Description	Shares	Market Value ($ Thousands)

Schnitzer Steel Industries, Cl A (A)	25,000	$652
Schweitzer-Mauduit International	19,100	1,278
Sensient Technologies	54,030	1,973
Silgan Holdings	20,080	839
Stepan	3,000	271
TPC Group *	5,300	167
Tredegar	16,800	228
Universal Stainless & Alloy *	2,200	89
Wausau Paper	7,600	70
Worthington Industries (A)	15,500	252

		30,208

Telecommunication Services — 0.7%
Atlantic Telegraph-Network	12,400	408
Boingo Wireless *	85,500	819
Cogent Communications Group *	23,475	416
IDT, Cl B	15,800	131
Leap Wireless International * (A)	13,300	77
Neutral Tandem *	127,500	1,730
Premiere Global Services * (A)	25,000	209
tw telecom, Cl A *	21,315	494
USA Mobility	38,800	482

		4,766

Utilities — 2.1%
ALLETE	15,155	592
Avista	15,200	386
Cadiz * (A)	49,600	375
CH Energy Group	900	59
Chesapeake Utilities	11,666	493
Cleco	49,348	2,015
Dynegy, Cl A * (A)	73,800	36
El Paso Electric	8,900	273
Empire District Electric	28,900	579
Great Plains Energy	91,546	1,824
IDACORP	13,177	518
Laclede Group (A)	9,600	366
MGE Energy	4,100	185
Northwest Natural Gas (A)	13,083	606
NorthWestern	20,100	714
Piedmont Natural Gas (A)	20,500	622
PNM Resources	6,500	121
Portland General Electric	103,143	2,594
Southwest Gas	15,841	665
UIL Holdings (A)	20,600	696
UNS Energy	18,500	694
Westar Energy	18,014	516
WGL Holdings	21,169	824

		15,753

Total Common Stock (Cost $744,594) ($ Thousands)		726,399

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 Growth Index Fund (A)	17,037	1,483
iShares Russell 2000 Index Fund (A)	17,341	1,320

Total Exchange Traded Funds (Cost $2,790) ($ Thousands)		2,803

10	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Callaway Golf (E)	1,600	$154

Energy — 0.0%
GeoMet	10,170	44

Financials — 0.0%
Grubb & Ellis *	7,900	—

Total Preferred Stock (Cost $1,003) ($ Thousands)		198

CONVERTIBLE BONDS — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (F)	2,856	28
Grubb & Ellis
7.950%, 05/01/15 (E) (F)	103	2
Rentech
4.000%, 04/15/13	145	143

Total Convertible Bonds (Cost $646) ($ Thousands)		173

	Number Of Warrants

WARRANTS — 0.0%
Kulim, Expires 10/14/13	16,709	—
Magnum Hunter Resource, Expires 08/29/14 *	17,967	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 26.3%
SEI Liquidity Fund, L.P. 0.170% † ** (G)	203,999,268	197,888

Total Affiliated Partnership (Cost $203,999) ($ Thousands)		197,888

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100% † **	34,817,439	34,817

Total Cash Equivalent (Cost $34,817) ($ Thousands)		34,817

U.S. TREASURY OBLIGATIONS (H) (I) — 0.5%
U.S. Treasury Bills
0.085%, 09/20/12	$758	758
0.069%, 06/28/12	2,810	2,810

Total U.S. Treasury Obligations (Cost $3,568) ($ Thousands)		3,568

Total Investments — 128.2% (Cost $991,417) ($ Thousands)		$965,846

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	397	Jun-2012	$(2,010)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $753,232 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $197,048 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of May 31, 2012 was $349 ($ Thousands) and represented 0.05% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2012 was $349 ($ Thousands) and represented 0.05% of Net Assets.

(D)	Securities considered restricted. The total value of such securities as of May 31, 2012 was $187 ($ Thousands) and represented 0.02% of Net Assets.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	Security in default on interest payments.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $197,888 ($ Thousands).

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY — New York

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$726,209	$3	$187	$726,399
Exchange Traded Funds	2,803	—	—	2,803
Preferred Stock	—	198	—	198
Convertible Bonds	—	145	28	173
Warrants	—	—	—	—
Affiliated Partnership	—	197,888	—	197,888
Cash Equivalent	34,817	—	—	34,817
U.S. Treasury Obligations	—	3,568	—	3,568

Total Investments in Securities	$763,829	$201,802	$215	$965,846

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(2,010)	$—	$—	$(2,010)

Total other financial instruments	$(2,010)	$—	$—	$(2,010)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

11	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap Fund

May 31, 2012

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2011	$261	$114
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	152
Change in unrealized appreciation/(depreciation)	(74)	(86)
Purchases	—	—
Sales	—	(152)
Net transfer in and/or out of Level 3	—	—

Ending balance as of May 31, 2012	$187	$28

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$(74)	$(86)

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements

12	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap II Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.4%

Consumer Discretionary — 14.0%
Aaron’s	1,500	$40
American Eagle Outfitters	6,126	118
American Public Education *	800	23
Ameristar Casinos	5,200	97
ANN *	8,685	234
Beazer Homes USA *	7,300	19
Bebe Stores	3,200	20
Belo, Cl A	18,490	107
Big Lots *	1,500	55
Biglari Holdings *	70	27
BJ’s Restaurants *	5,273	231
Bob Evans Farms	3,400	138
Bridgepoint Education *	900	18
Brinker International	3,500	113
Brown Shoe	3,700	44
Cabela’s *	2,615	92
Callaway Golf	20,222	112
Capella Education *	1,927	59
Career Education *	13,300	87
Cato, Cl A	4,400	126
CEC Entertainment	500	18
Cheesecake Factory *	400	13
Chico’s FAS	3,000	44
Children’s Place Retail Stores *	1,800	83
Christopher & Banks	25,700	31
Cinemark Holdings	500	12
Coldwater Creek *	29,100	24
Columbia Sportswear	1,714	82
Cooper Tire & Rubber	19,953	309
Core-Mark Holding	900	39
Corinthian Colleges *	37,200	102
Cracker Barrel Old Country Store	500	31
Dana Holdings	2,400	32
Denny’s *	24,900	107
Dick’s Sporting Goods	2,960	138
DSW, Cl A	400	24
Entercom Communications, Cl A *	5,400	27
Ethan Allen Interiors	6,831	154
Exide Technologies *	9,300	22
Express *	800	15
Fifth & Pacific *	2,100	25
Finish Line, Cl A	1,400	29
Francesca’s Holdings *	7,947	186
Fred’s, Cl A	5,200	72
Furniture Brands International *	15,300	18
Grand Canyon Education *	9,601	174
Harte-Hanks	900	8
hhgregg *	13,886	149
Hibbett Sports *	2,820	158
Hillenbrand	1,300	24
Hot Topic	11,400	113
International Speedway, Cl A	3,900	94
ITT Educational Services *	700	40
Jack in the Box *	400	10
JAKKS Pacific	5,700	105
Kirkland’s *	3,700	40
La-Z-Boy, Cl Z *	5,900	83
Life Time Fitness *	4,210	180
LKQ *	3,620	132
Matthews International, Cl A	3,033	91

Description	Shares	Market Value ($ Thousands)

McClatchy, Cl A *	16,300	$36
Men’s Wearhouse	3,871	139
Modine Manufacturing *	11,400	74
Monro Muffler	300	10
National CineMedia	8,520	115
Nutrisystem	800	8
Orient-Express Hotels, Cl A *	14,640	124
Oxford Industries	1,200	55
Pandora Media *	5,290	57
Panera Bread, Cl A *	845	124
Papa John’s International *	1,800	84
Penn National Gaming *	400	18
PF Chang’s China Bistro	1,700	87
Pier 1 Imports	7,066	115
Pool	500	19
PulteGroup *	4,700	44
Red Robin Gourmet Burgers *	4,005	128
Regal Entertainment Group, Cl A	3,900	54
Regis	8,636	158
Rent-A-Center, Cl A	2,200	74
Ryland Group	1,000	22
Scholastic	600	16
School Specialty *	6,311	19
Scientific Games, Cl A *	23,539	201
Select Comfort *	7,962	218
Service International	4,500	52
Shuffle Master *	1,100	17
Shutterfly *	2,279	63
Skechers U.S.A., Cl A *	3,600	61
Skullcandy *	6,510	85
SodaStream International *	2,561	79
Sotheby’s	2,400	73
Stewart Enterprises, Cl A	6,500	40
Strayer Education	200	18
Sturm Ruger	1,400	55
Superior Industries International	4,900	82
Tenneco *	1,880	51
Thor Industries	1,900	58
True Religion Apparel	3,400	100
Ulta Salon Cosmetics & Fragrance	1,110	99
Universal Technical Institute	700	9
Vail Resorts	1,915	83
Valassis Communications *	2,100	42
Valuevision Media, Cl A *	900	2
Vitamin Shoppe *	2,040	101
Warnaco Group *	2,955	132
Wet Seal, Cl A *	39,500	112
Winnebago Industries *	3,400	30
WMS Industries *	8,032	165
Wolverine World Wide	300	13
World Wrestling Entertainment, Cl A	5,100	40
Zumiez *	6,532	240

		8,699

Consumer Staples — 4.6%
Andersons	3,400	148
Casey’s General Stores	4,249	241
Central Garden and Pet *	6,500	59
Central Garden and Pet, Cl A *	5,829	54
Chefs’ Warehouse *	4,590	87
Chiquita Brands International *	8,000	43

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap II Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Coca-Cola Bottling	1,100	$67
Dean Foods *	6,400	100
Diamond Foods	1,664	35
Dole Food *	12,344	110
Elizabeth Arden *	2,500	86
Fresh Del Monte Produce	8,400	197
Fresh Market *	1,836	107
Harris Teeter Supermarkets	1,500	56
Ingredion	4,798	245
J&J Snack Foods	500	28
Lancaster Colony	2,700	182
Medifast *	2,000	36
Nash Finch	5,000	103
Nu Skin Enterprises, Cl A	500	21
Pantry *	9,485	122
Pilgrim’s Pride *	1,700	14
Prestige Brands Holdings *	11,946	164
Rite Aid *	31,400	41
Sanderson Farms	2,342	129
Snyders-Lance	2,853	74
Spectrum Brands Holdings *	800	28
United Natural Foods *	1,338	68
USANA Health Sciences *	3,600	145
WD-40	1,100	51

		2,841

Energy — 4.7%
Alon USA Energy	2,400	20
ATP Oil & Gas *	3,100	16
Basic Energy Services *	1,700	19
Berry Petroleum, Cl A	6,195	241
Bristow Group	800	32
Callon Petroleum *	7,900	34
Carrizo Oil & Gas *	2,317	51
Cheniere Energy *	2,382	34
Contango Oil & Gas *	200	11
Crosstex Energy	900	12
Dawson Geophysical *	500	11
Delek US Holdings	1,200	19
Dril-Quip *	1,880	114
Energy Partners *	3,400	54
Energy XXI Bermuda	2,894	90
Forum Energy Technologies *	1,832	39
Goodrich Petroleum *	10,635	157
Gulf Island Fabrication	800	20
Harvest Natural Resources *	4,300	24
Helix Energy Solutions Group *	4,600	79
Key Energy Services *	16,911	168
KiOR, Cl A *	4,936	45
Laredo Petroleum Holdings *	1,810	38
Lufkin Industries	472	27
Matador Resources *	7,890	79
Matrix Service *	3,000	31
McDermott International *	6,786	69
Nordic American Tanker	600	8
Oasis Petroleum *	6,473	166
Oceaneering International	2,600	120
Oil States International *	1,640	109
Parker Drilling *	14,100	69
Patriot Coal *	15,300	36
Penn Virginia	13,900	78
Pioneer Drilling *	9,599	71
Rosetta Resources *	1,294	50

Description	Shares	Market Value ($ Thousands)

Ship Finance International	3,300	$51
SM Energy	1,850	100
Stone Energy *	1,400	33
Superior Energy Services *	4,590	99
Swift Energy *	7,220	144
Teekay Tankers, Cl A	600	3
USEC *	27,200	20
Vaalco Energy *	6,600	56
Western Refining	2,300	45
Willbros Group *	23,000	132

		2,924

Financials — 18.3%
Affiliated Managers Group *	1,330	137
Agree Realty ‡	6,000	126
Argo Group International Holdings	2,800	78
Artio Global Investors, Cl A	7,500	23
Aspen Insurance Holdings	2,300	65
Associated Banc	7,200	91
Associated Estates Realty ‡	7,400	117
Assured Guaranty	4,400	53
Astoria Financial	4,900	44
Bancorpsouth	5,091	69
Bank of Hawaii	800	37
BGC Partners, Cl A	3,700	22
BioMed Realty Trust ‡	3,600	65
BlackRock Kelso Capital	7,200	68
Boston Private Financial Holdings	10,458	94
Brandywine Realty Trust ‡	1,900	21
Brookline Bancorp	400	3
Capitol Federal Financial	8,300	97
CapLease ‡	18,500	73
Cardinal Financial	8,507	97
Cash America International	1,898	84
CBL & Associates Properties ‡	7,016	122
Cedar Realty Trust ‡	2,200	11
Chemical Financial	2,800	57
Citizens Republic Bancorp *	6,100	99
City Holding	2,300	74
City National	1,000	50
CNO Financial Group	5,300	36
Cohen & Steers	300	10
Columbia Banking System	4,700	85
CommonWealth ‡	1,900	34
Community Bank System	1,900	51
Credit Acceptance *	200	17
CubeSmart ‡	1,400	16
CVB Financial	6,681	73
DCT Industrial Trust ‡	400	2
DFC Global *	7,589	125
EastGroup Properties ‡	2,350	116
Education Realty Trust ‡	10,897	120
Employers Holdings	12,779	216
Endurance Specialty Holdings	6,152	240
Entertainment Properties Trust ‡	1,800	74
Equity Lifestyle Properties ‡	200	13
Equity One ‡	8,094	161
First American Financial	4,400	69
First Commonwealth Financial	4,700	29
First Financial Bancorp	3,913	60
First Horizon National	17,145	145
First Industrial Realty Trust ‡ *	1,400	17

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap II Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

First Midwest Bancorp	15,968	$161
First Potomac Realty Trust ‡	4,500	54
FirstMerit	9,042	144
Fulton Financial	7,000	71
Getty Realty ‡	2,600	42
Government Properties Income Trust ‡	4,000	86
Hancock Holding	5,909	180
Hanover Insurance Group	600	23
Healthcare Realty Trust ‡	100	2
Home Properties ‡	1,200	72
Horace Mann Educators	15,596	267
Hospitality Properties Trust ‡	2,000	47
Iberiabank	4,871	236
Independent Bank	2,300	62
Infinity Property & Casualty	5,036	270
Inland Real Estate ‡	12,100	99
International Bancshares	4,800	89
Investment Technology Group *	10,400	99
Jones Lang LaSalle	1,753	127
Kemper	300	9
Knight Capital Group, Cl A *	6,600	83
Lexington Realty Trust ‡	17,413	145
LTC Properties ‡	3,800	123
Mack-Cali Realty ‡	2,900	79
MCG Capital	19,900	88
Meadowbrook Insurance Group	10,100	90
Mercury General	1,800	78
MFA Mortgage Investments ‡	21,135	161
Mid-America Apartment Communities ‡	5,265	355
Montpelier Re Holdings	3,000	63
National Health Investors ‡	900	43
National Penn Bancshares	23,164	206
National Retail Properties ‡	2,400	64
Navigators Group *	600	29
NBT Bancorp	5,100	101
Nelnet, Cl A	4,500	105
Netspend Holdings *	11,491	85
Northwest Bancshares	6,900	79
Old National Bancorp	4,100	47
Oritani Financial	4,400	60
PacWest Bancorp	10,873	248
Parkway Properties ‡	1,300	14
Pennsylvania Real Estate Investment Trust ‡	4,100	52
Piper Jaffray *	1,200	26
Platinum Underwriters Holdings	5,307	193
Post Properties ‡	800	39
Potlatch ‡	4,800	138
Primerica *	4,300	103
ProAssurance	3,302	291
Prospect Capital	2,900	31
Prosperity Bancshares	900	38
Protective Life	100	3
Provident Financial Services	3,700	52
PS Business Parks ‡	1,500	99
Ramco-Gershenson Properties ‡	8,200	98
Reinsurance Group of America, Cl A	2,548	128
RLI	400	27
Sabra Health Care ‡	6,200	89
Safety Insurance Group	1,400	56

Description	Shares	Market Value ($ Thousands)

Saul Centers ‡	400	$16
Signature Bank NY *	4,085	251
Solar Capital	2,700	59
Sovran Self Storage ‡	200	10
Stifel Financial *	3,460	110
Strategic Hotels & Resorts ‡ *	3,000	19
Sunstone Hotel Investors ‡ *	4,000	40
Susquehanna Bancshares	3,500	34
SVB Financial Group *	400	24
Symetra Financial	5,800	66
Synovus Financial	25,803	49
Tanger Factory Outlet Centers ‡	3,140	97
TCF Financial	6,832	81
Tower Group	4,800	94
UMB Financial	1,400	68
Umpqua Holdings	6,200	80
Urstadt Biddle Properties, Cl A ‡	2,500	44
Washington Federal	7,700	126
Washington Real Estate Investment Trust ‡	2,900	82
Webster Financial	4,000	81
Weingarten Realty Investors ‡	400	10
Westamerica Bancorporation	1,100	49
Winthrop Realty Trust ‡	4,000	41
World Acceptance *	1,200	82
Zions Bancorporation	12,525	238

		11,386

Health Care — 11.2%
Acadia Healthcare *	4,984	89
Achillion Pharmaceuticals *	5,240	38
Acorda Therapeutics *	300	7
Affymetrix *	24,100	114
Akorn *	21,038	287
Almost Family *	1,600	36
Amarin ADR *	4,250	50
Amedisys *	3,600	39
AMERIGROUP *	2,000	125
Amsurg, Cl A *	5,682	155
Amylin Pharmaceuticals *	4,117	109
Analogic	1,200	79
Ariad Pharmaceuticals *	10,359	172
Arqule *	8,610	51
ArthroCare *	2,000	52
athenahealth *	1,192	87
Auxilium Pharmaceuticals *	3,800	73
AVEO Pharmaceuticals *	2,240	29
BioMimetic Therapeutics *	5,600	14
Catalyst Health Solutions *	1,535	133
Centene *	3,380	122
Cepheid *	3,430	130
Charles River Laboratories International *	1,500	50
Chemed	2,100	117
Community Health Systems *	2,600	57
Computer Programs & Systems	1,700	92
CONMED	3,000	80
Cubist Pharmaceuticals *	200	8
Cyberonics *	2,190	84
DexCom *	6,592	71
Emergent Biosolutions *	900	13
Enzon Pharmaceuticals *	400	3
Gentiva Health Services *	8,500	48

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap II Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Geron *	6,200	$8
HealthSouth *	10,125	194
Healthways *	6,700	44
Hill-Rom Holdings	2,100	62
Hi-Tech Pharmacal *	1,300	38
HMS Holdings *	6,859	184
ICU Medical *	3,661	188
Invacare	3,700	55
Ironwood Pharmaceuticals, Cl A *	4,870	58
Keryx Biopharmaceuticals *	12,468	22
LifePoint Hospitals *	1,100	40
Magellan Health Services *	300	13
MAP Pharmaceuticals *	8,269	97
Masimo *	3,341	63
MedAssets *	1,800	20
Medicines *	4,300	95
Medicis Pharmaceutical, Cl A	2,100	76
MEDNAX *	2,796	171
Momenta Pharmaceuticals *	6,600	91
Natus Medical *	3,800	43
Neurocrine Biosciences *	10,200	68
NuVasive *	600	12
NxStage Medical *	6,400	97
Onyx Pharmaceuticals *	1,950	89
Optimer Pharmaceuticals *	3,910	58
OraSure Technologies *	4,537	47
Orthofix International *	1,800	68
Pain Therapeutics *	14,500	54
PAREXEL International *	3,738	100
PDL BioPharma	34,500	224
PerkinElmer	4,431	118
Pharmacyclics *	1,530	48
PharMerica *	3,000	30
PSS World Medical *	500	10
Questcor Pharmaceuticals *	3,098	128
Salix Pharmaceuticals *	2,491	129
Sangamo Biosciences *	10,508	47
Sirona Dental Systems *	2,600	111
Skilled Healthcare Group, Cl A *	12,100	67
Spectranetics *	5,981	59
Spectrum Pharmaceuticals *	7,055	82
STERIS	5,045	151
SXC Health Solutions *	1,710	153
Synageva BioPharma *	420	16
Syneron Medical *	5,800	62
Targacept *	11,200	46
Teleflex	2,820	168
Thoratec *	600	18
Threshold Pharmaceuticals *	8,856	65
Trius Therapeutics *	9,506	49
ViroPharma *	1,900	38
Volcano *	7,362	210
WellCare Health Plans *	3,009	170
Zalicus *	11,100	11

		6,979

Industrials — 15.1%
ABM Industries	1,200	26
Acacia Research *	3,348	116
ACCO Brands *	5,000	46
Actuant, Cl A	9,262	242
Acuity Brands	3,032	165
Advisory Board *	2,354	228

Description	Shares	Market Value ($ Thousands)

Air Transport Services Group *	8,500	$43
Aircastle	13,200	147
Alaska Air Group *	4,200	144
Albany International, Cl A	5,000	91
Allegiant Travel, Cl A *	900	58
Alliant Techsystems	1,900	93
American Science & Engineering	1,000	48
Ametek	870	44
Applied Industrial Technologies	500	19
Arkansas Best	6,400	81
Barnes Group	1,800	42
BE Aerospace *	3,911	169
Belden	5,287	165
Brady, Cl A	5,199	143
Cascade	500	25
Celadon Group	1,200	19
Ceradyne	3,900	98
Chart Industries *	1,917	120
CLARCOR	1,331	65
Comfort Systems USA	6,000	54
Consolidated Graphics *	2,900	85
Con-way	300	11
Corporate Executive Board	400	15
Courier	2,815	31
Curtiss-Wright	1,400	43
Dollar Thrifty Automotive Group *	100	8
Dycom Industries *	7,990	156
Eagle Bulk Shipping *	300	1
EMCOR Group	2,800	77
Encore Capital Group *	700	17
EnerSys *	700	23
EnPro Industries *	2,714	105
Excel Maritime Carriers *	9,900	7
Excel Maritime Carriers, Cl A *	9,800	7
Exponent *	1,800	85
Federal Signal *	2,200	11
FreightCar America	2,100	42
G&K Services, Cl A	8,614	251
Gardner Denver	1,510	82
GenCorp *	12,800	78
General Cable *	4,488	128
Genesee & Wyoming, Cl A *	3,739	187
GeoEye *	2,800	54
Gibraltar Industries *	900	9
Granite Construction	2,300	53
Great Lakes Dredge & Dock	9,300	60
Harsco	1,000	20
Hawaiian Holdings *	1,800	10
Heidrick & Struggles International	3,700	61
Hexcel *	10,757	262
IDEX	7,206	286
Insperity	1,100	28
Interface, Cl A	15,994	203
Interline Brands *	1,000	25
Kadant *	5,423	123
Kaydon	3,169	71
KEYW Holding *	7,710	71
Kforce *	1,500	20
Kirby *	2,790	147
Knoll	400	5
Layne Christensen *	900	17
LB Foster, Cl A	2,200	61
Lincoln Electric Holdings	2,510	119

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap II Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Meritor *	9,200	$50
Middleby *	1,440	147
Mine Safety Appliances	200	8
Mueller Industries	700	30
Mueller Water Products, Cl A	7,600	27
MYR Group *	2,900	44
NACCO Industries, Cl A	600	63
National Presto Industries	900	60
Navigant Consulting *	7,271	87
Navistar International *	1,056	30
NN *	1,000	8
Old Dominion Freight Line *	1,861	81
Orion Marine Group *	18,248	122
Pacer International *	16,600	94
RBC Bearings *	2,640	122
Republic Airways Holdings *	12,200	66
Resources Connection	3,300	40
Robbins & Myers	2,730	124
Rollins	600	13
RPX *	7,610	101
Sauer-Danfoss	500	18
Simpson Manufacturing	2,670	74
SkyWest	4,900	35
Steelcase, Cl A	9,900	87
Sun Hydraulics	2,300	54
Sykes Enterprises *	3,300	50
TAL International Group	700	23
Teledyne Technologies *	4,315	257
Terex *	4,736	79
Tetra Tech *	9,583	239
Thermon Group Holdings *	3,920	80
Towers Watson, Cl A	2,213	133
Trimas *	4,693	94
Triumph Group	1,866	112
TrueBlue *	12,210	183
United Rentals *	4,530	157
US Airways Group *	7,200	95
US Ecology	5,812	100
USG *	1,200	18
UTi Worldwide	4,363	68
Valmont Industries	1,220	140
Watts Water Technologies, Cl A	4,203	139
Werner Enterprises	1,600	39
WESCO International *	2,155	128

		9,365

Information Technology — 14.5%
ACI Worldwide *	200	8
Acxiom *	5,900	83
Advanced Energy Industries *	3,000	41
Amtech Systems *	2,800	13
ANADIGICS *	7,400	15
Ancestry.com *	1,100	24
Arris Group *	5,000	62
Aruba Networks *	1,730	23
Aspen Technology *	9,990	221
Audience *	2,864	51
AVX	1,600	17
Bazaarvoice *	3,240	56
Black Box	1,900	42
Brightpoint *	3,800	18
BroadSoft *	1,665	45
Cabot Microelectronics	300	9

Description	Shares	Market Value ($ Thousands)

CACI International, Cl A *	3,763	$161
Cadence Design Systems *	15,340	156
Calix *	5,100	41
Cavium *	4,277	104
Ciena *	6,121	83
Coherent *	3,915	173
CommVault Systems *	200	9
Comtech Telecommunications	3,444	99
Convergys	7,701	107
CoStar Group *	2,750	203
CSG Systems International *	4,100	68
Daktronics	3,400	22
DealerTrack Holdings *	6,370	174
Dice Holdings *	11,882	117
Diebold	3,698	137
Digital River *	9,719	142
Diodes *	3,924	77
DST Systems	600	31
Emulex *	28,130	189
Entegris *	7,660	59
Entropic Communications *	1,600	6
ExactTarget *	1,330	26
ExlService Holdings *	3,011	65
Fairchild Semiconductor International, Cl A *	8,340	110
FEI *	1,827	84
Finisar *	1,971	28
FormFactor *	9,500	57
Fortinet *	4,800	102
Global Cash Access Holdings *	4,900	34
Harmonic *	6,800	30
Heartland Payment Systems	1,600	47
Hittite Microwave *	1,335	66
Immersion *	8,961	50
Informatica *	480	20
Ingram Micro, Cl A *	1,500	27
Insight Enterprises *	5,500	82
Integrated Silicon Solution *	2,000	19
Interactive Intelligence Group *	2,536	65
Intermec *	18,575	110
Internap Network Services *	13,749	98
Jack Henry & Associates	3,023	100
Kemet *	1,100	6
Kenexa *	3,681	107
Kulicke & Soffa Industries *	4,100	43
Lender Processing Services	1,700	39
Limelight Networks *	21,900	60
Loral Space & Communications	500	30
Manhattan Associates *	1,000	47
MAXIMUS	1,100	50
Mellanox Technologies *	2,570	155
Mentor Graphics *	2,600	37
Micros Systems *	2,890	152
MicroStrategy, Cl A *	849	104
Mindspeed Technologies *	17,325	54
Monotype Imaging Holdings *	2,400	33
Move *	2,900	24
Nanometrics *	500	8
NETGEAR *	3,480	109
Netscout Systems *	1,300	26
NIC	3,000	33
Novatel Wireless *	13,600	28
Oclaro *	12,500	32

5	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap II Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

OCZ Technology Group *	8,158	$37
Oplink Communications *	5,000	64
Opnet Technologies	4,174	104
OSI Systems *	704	45
Parametric Technology *	19,541	395
Photronics *	2,600	16
Plexus *	700	20
Progress Software *	600	11
QLIK Technologies *	7,949	181
Quantum *	84,725	165
Quest Software *	1,700	42
RealNetworks	8,000	71
RF Micro Devices *	26,251	99
Rogers *	1,729	70
Rudolph Technologies *	5,000	43
Sanmina-SCI *	3,700	26
Semtech *	5,760	139
ServiceSource International *	8,126	97
Sigma Designs *	2,000	12
Smith Micro Software *	8,500	14
SolarWinds *	4,704	216
Sonus Networks *	48,752	118
Sourcefire *	1,425	79
Standard Microsystems *	1,000	37
STEC *	5,400	38
STR Holdings *	16,200	62
Synaptics *	2,100	56
Synchronoss Technologies *	2,550	46
SYNNEX *	400	13
Synopsys *	5,000	148
Take-Two Interactive Software *	600	7
Tech Data *	700	33
TeleCommunication Systems, Cl A *	1,900	3
TeleNav *	6,300	38
TeleTech Holdings *	2,600	39
Tellabs	7,300	27
Teradyne *	7,970	115
Tessera Technologies	700	9
THQ *	52,900	35
TIBCO Software *	3,800	102
TiVo *	6,100	52
TNS *	6,263	112
Tyler Technologies *	200	7
Unisys *	1,700	27
United Online	8,400	33
Veeco Instruments *	3,280	114
Vishay Intertechnology *	12,376	131
WebMD Health, Cl A *	500	11
Wright Express *	584	33
Xyratex	14,299	164
Zebra Technologies, Cl A *	4,986	167

		9,006

Materials — 3.9%
A. Schulman	4,900	105
AK Steel Holding	5,300	32
Boise	3,300	23
Buckeye Technologies	1,600	44
Coeur d’Alene Mines *	400	7
Compass Minerals International	1,501	107
Cytec Industries	2,526	153
Ferro *	10,425	46

Description	Shares	Market Value ($ Thousands)

Georgia Gulf	800	$24
Glatfelter	3,000	45
Greif, Cl A	2,835	124
Haynes International	400	20
Headwaters *	19,000	88
Horsehead Holding *	3,000	27
Huntsman	7,912	101
Innophos Holdings	2,905	147
Innospec *	1,400	37
Kaiser Aluminum	1,859	89
Koppers Holdings	700	24
Kraton Performance Polymers *	6,436	123
LSB Industries *	1,100	31
Materion	1,900	42
Minerals Technologies	800	51
Neenah Paper	1,100	29
NewMarket	100	21
Noranda Aluminum Holding	8,500	65
OM Group *	3,165	58
Omnova Solutions *	1,300	9
Owens-Illinois *	6,170	120
Packaging Corp of America	5,080	136
PolyOne	7,300	97
RTI International Metals *	7,563	159
Sensient Technologies	2,800	102
Thompson Creek Metals *	6,200	21
TPC Group *	1,700	54
Wausau Paper	5,800	53

		2,414

Telecommunication Services — 0.4%
Cbeyond *	7,200	43
IDT, Cl B	4,500	37
Neutral Tandem *	800	11
NTELOS Holdings	2,100	40
Premiere Global Services *	2,900	24
USA Mobility	5,000	62

		217

Utilities — 2.7%
American States Water	1,700	63
Atlantic Power	2,500	33
Avista	100	3
Cleco	5,627	230
Dynegy, Cl A *	29,800	14
El Paso Electric	1,500	46
Great Plains Energy	17,219	343
IDACORP	2,479	98
Laclede Group	2,600	99
MGE Energy	2,200	99
New Jersey Resources	1,200	50
Northwest Natural Gas	1,000	46
Otter Tail	2,000	42
PNM Resources	5,800	108
Portland General Electric	12,167	306
Vectren	400	12
Westar Energy	3,164	91

		1,683

Total Common Stock (Cost $57,508) ($ Thousands)		55,514

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 2000 Growth Index Fund	1,874	163

6	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small Cap II Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

iShares Russell 2000 Index Fund	3,263	$249

Total Exchange-Traded Funds (Cost $424) ($ Thousands)		412

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100% †**	1,833,696	1,834

Total Cash Equivalent (Cost $1,834) ($ Thousands)		1,834

U.S. TREASURY OBLIGATION (A)(B) — 0.1%
U.S. Treasury Bill
0.107%, 09/20/12	82	82

Total U.S. Treasury Obligation (Cost $82) ($ Thousands)		82

Total Investments — 93.2% (Cost $59,848) ($ Thousands)		$57,842

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	68	Jun-2012	$(23)

For the year ended May 31, 2012, the total amount of all future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $62,066 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

NY — New York

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,514	$—	$—	$55,514
Exchange-Traded Funds	412	—	—	412
Cash Equivalent	1,834	—	—	1,834
U.S. Treasury Obligation	—	82	—	82

Total Investments in Securities	$57,760	$82	$—	$57,842

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(23)	$—	$—	$(23)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 14.0%
AFC Enterprises *	179,416	$3,832
American Eagle Outfitters	344,098	6,645
American Greetings, Cl A (A)	33,400	469
American Public Education * (A)	90,681	2,578
ANN * (A)	50,925	1,369
Asbury Automotive Group *	51,426	1,375
Ascena Retail Group *	98,708	1,869
Autoliv (A)	36,100	2,087
Belo, Cl A	204,827	1,184
Big 5 Sporting Goods (A)	11,600	76
Big Lots *	50,600	1,859
BJ’s Restaurants * (A)	33,261	1,456
Bob Evans Farms	41,100	1,666
Brinker International	20,900	675
Brunswick	36,230	793
Buffalo Wild Wings * (A)	75,110	6,393
Cabela’s *	36,400	1,286
Callaway Golf (A)	181,310	1,001
Carmike Cinemas *	18,300	259
Carter’s *	43,989	2,372
Casual Male Retail Group *	139,800	426
Cato, Cl A	59,900	1,719
CEC Entertainment	53,594	1,874
Cheesecake Factory * (A)	98,300	3,189
Chico’s FAS	72,255	1,056
Children’s Place Retail Stores * (A)	111,021	5,104
Columbia Sportswear (A)	19,111	919
Cooper Tire & Rubber	210,357	3,256
Core-Mark Holding	21,539	937
Cracker Barrel Old Country Store	6,800	417
Crocs *	57,450	971
Dana Holdings (A)	261,255	3,480
Deckers Outdoor * (A)	85,412	4,755
Destination Maternity	19,200	374
Dick’s Sporting Goods (A)	133,550	6,210
Dillard’s, Cl A (A)	29,800	2,004
DR Horton (A)	458,362	7,609
DSW, Cl A	136,720	8,159
Ethan Allen Interiors (A)	53,606	1,207
Express *	175,878	3,254
Francesca’s Holdings * (A)	77,800	1,825
GameStop, Cl A (A)	38,200	733
Gannett (A)	186,016	2,429
Gaylord Entertainment * (A)	49,960	1,896
GNC Holdings, Cl A	121,552	4,683
Grand Canyon Education *	109,896	1,991
H&R Block	51,400	785
Hanesbrands *	132,120	3,681
Harley-Davidson	37,322	1,798
Hasbro (A)	71,974	2,549
hhgregg * (A)	72,837	783
Hibbett Sports * (A)	128,506	7,200
HomeAway * (A)	39,500	928
Hot Topic	31,200	309
Ignite Restaurant Group *	16,500	295
International Game Technology	61,337	877
Interpublic Group	172,054	1,788
Jones Group	130,200	1,255
Lamar Advertising, Cl A * (A)	147,050	3,619

Description	Shares	Market Value ($ Thousands)

Leapfrog Enterprises, Cl A *	114,293	$1,191
Libbey *	103,500	1,498
Life Time Fitness * (A)	107,119	4,591
Lincoln Educational Services	41,174	239
LKQ *	51,024	1,859
Lumber Liquidators Holdings * (A)	36,248	1,054
Maidenform Brands *	88,913	1,716
Matthews International, Cl A (A)	75,787	2,283
Mattress Firm Holding * (A)	34,260	1,173
MDC Partners, Cl A	135,700	1,318
Men’s Wearhouse	81,369	2,928
Meredith (A)	40,520	1,199
Meritage Homes * (A)	45,470	1,364
Monro Muffler (A)	40,672	1,374
National CineMedia	391,521	5,281
Newell Rubbermaid	153,223	2,819
Nutrisystem (A)	13,100	134
O’Reilly Automotive *	18,280	1,751
Orient-Express Hotels, Cl A *	162,347	1,370
Pandora Media * (A)	165,623	1,779
Panera Bread, Cl A *	12,010	1,765
Penn National Gaming *	129,905	5,969
Penske Auto Group (A)	7,400	182
PetMed Express (A)	24,700	282
Pier 1 Imports (A)	296,155	4,827
Pinnacle Entertainment *	227,155	2,221
Polaris Industries (A)	30,967	2,353
PulteGroup * (A)	298,750	2,796
RadioShack (A)	65,700	305
Red Robin Gourmet Burgers *	29,030	929
Regis (A)	136,820	2,505
Rent-A-Center, Cl A	93,910	3,162
Royal Caribbean Cruises	68,283	1,608
Ruby Tuesday * (A)	204,087	1,465
Rue21 * (A)	88,515	2,344
Ryland Group (A)	154,721	3,459
Sally Beauty Holdings *	172,900	4,570
Scholastic (A)	45,700	1,231
School Specialty * (A)	70,244	211
Scientific Games, Cl A *	112,733	963
Scripps Networks Interactive, Cl A	36,346	1,991
Select Comfort *	86,012	2,353
Shoe Carnival *	18,450	391
Shuffle Master *	56,375	894
Shutterfly * (A)	133,940	3,693
Sinclair Broadcast Group, Cl A	93,100	758
Skechers U.S.A., Cl A * (A)	23,100	392
Skullcandy * (A)	151,340	1,986
Stage Stores	71,200	1,224
Starwood Hotels & Resorts Worldwide	21,850	1,155
Steiner Leisure *	7,700	353
Steven Madden * (A)	64,747	2,625
Strayer Education (A)	20,450	1,837
Tempur-Pedic International * (A)	37,257	1,722
Tenneco *	90,015	2,444
Tesla Motors * (A)	46,800	1,381
TripAdvisor * (A)	70,104	3,006
True Religion Apparel	14,100	414
TRW Automotive Holdings *	49,200	1,898
Tumi Holdings * (A)	34,835	601

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Ulta Salon Cosmetics & Fragrance	15,670	$1,400
Urban Outfitters *	124,153	3,473
Vera Bradley * (A)	18,525	405
Vitamin Shoppe *	31,078	1,539
Warnaco Group *	34,820	1,550
Wet Seal, Cl A *	52,400	149
Whirlpool	37,300	2,308
Whistler Blackcomb Holdings	25,300	264
Winnebago Industries *	15,700	141
WMS Industries * (A)	217,469	4,465
Wolverine World Wide	113,073	4,807
Wyndham Worldwide (A)	116,223	5,788
Zumiez * (A)	52,320	1,925

		274,988

Consumer Staples — 2.8%
B&G Foods, Cl A (A)	90,550	2,181
Casey’s General Stores (A)	155,177	8,788
Central Garden and Pet *	72,089	650
Central Garden and Pet, Cl A *	64,660	596
Chefs’ Warehouse * (A)	64,635	1,231
Chiquita Brands International *	156,300	847
Coca-Cola Enterprises	60,300	1,650
Constellation Brands, Cl A *	109,754	2,117
Cosan Industria e Comercio (Brazil)	17,700	259
Darling International *	19,800	277
Dole Food * (A)	178,012	1,581
Elizabeth Arden * (A)	77,170	2,659
Fresh Del Monte Produce	57,800	1,357
Hain Celestial Group *	59,771	3,317
Ingredion	53,248	2,720
J&J Snack Foods	18,700	1,030
JM Smucker	22,855	1,750
Kroger	105,362	2,319
Medifast *	61,850	1,117
Molson Coors Brewing, Cl B	60,801	2,338
Omega Protein *	145,600	971
Pantry *	97,514	1,259
Prestige Brands Holdings *	78,253	1,074
Safeway (A)	108,400	2,062
Sanderson Farms (A)	25,992	1,428
Smithfield Foods *	65,800	1,294
Snyders-Lance (A)	44,052	1,136
Spartan Stores (A)	85,498	1,432
Spectrum Brands Holdings *	4,600	159
SUPERVALU (A)	94,000	425
Sysco (A)	77,276	2,157
TreeHouse Foods *	37,472	2,136
USANA Health Sciences * (A)	31,200	1,261
Weis Markets	17,700	772

		56,350

Energy — 5.5%
Alberta Oilsands *	1,600,500	247
Approach Resources *	14,400	404
Atwood Oceanics * (A)	74,280	2,838
Berry Petroleum, Cl A (A)	152,815	5,946
Bill Barrett * (A)	22,670	438
Bonanza Creek Energy *	32,042	547
BPZ Resources * (A)	126,400	391
C&J Energy Services * (A)	25,100	449
CARBO Ceramics (A)	24,414	1,986
Carrizo Oil & Gas * (A)	95,925	2,121
Comstock Resources * (A)	237,209	3,546

Description	Shares	Market Value ($ Thousands)

Core Laboratories	17,584	$2,249
Dresser-Rand Group *	132,278	5,804
Dril-Quip * (A)	94,930	5,752
Energen	40,800	1,801
Energy Partners *	46,000	726
EQT	27,181	1,261
Forum Energy Technologies * (A)	25,699	552
GeoMet * (A)	9,300	3
Goodrich Petroleum * (A)	282,406	4,171
Gulfmark Offshore, Cl A *	61,711	2,202
Gulfport Energy *	89,745	1,658
Heckmann * (A)	124,800	422
Karoon Gas Australia *	57,406	270
Key Energy Services * (A)	299,948	2,973
Kinder Morgan Escrow *	58,118	—
Kodiak Oil & Gas, Cl rad Korean * (A)	233,970	1,898
Laredo Petroleum Holdings *	25,360	534
Magnum Hunter Resources * (A)	226,111	911
Matador Resources * (A)	110,950	1,115
Matrix Service *	23,600	245
McDermott International *	170,680	1,733
Midstates Petroleum *	26,600	381
Murphy Oil	23,746	1,107
Nabors Industries *	77,897	1,056
Newfield Exploration *	60,147	1,802
Newpark Resources * (A)	198,805	1,151
Northern Oil And Gas * (A)	36,580	656
Oasis Petroleum * (A)	55,730	1,432
Oceaneering International	36,640	1,694
Oil States International *	23,100	1,538
Oilsands Quest * (A) (B) (C)	2,380,424	426
Parker Drilling *	176,000	861
Petroleum Development *	31,150	774
Pioneer Natural Resources (A)	24,337	2,353
Porto Energy *	939,500	82
Quicksilver Resources * (A)	443,622	1,983
Range Resources	29,749	1,709
Rex Energy * (A)	225,830	2,272
Rosetta Resources * (A)	65,127	2,520
Scorpio Tankers * (A)	360,822	2,017
SM Energy	25,990	1,406
StealthGas *	45,000	250
Superior Energy Services *	158,859	3,438
Swift Energy * (A)	97,388	1,939
Synergy Resources *	73,600	199
Targa Resources	52,233	2,316
Tesco * (A)	128,074	1,540
Tesoro *	80,900	1,790
Tidewater (A)	47,700	2,150
Tourmaline Oil *	81,010	1,857
Triangle Petroleum * (A)	55,000	280
Ultra Petroleum * (A)	48,580	900
USEC * (A)	61,099	44
W&T Offshore (A)	84,200	1,294
Warren Resources *	159,000	342
Western Refining (A)	113,200	2,189
Whiting Petroleum *	74,500	3,219
World Fuel Services (A)	97,796	3,667

		109,827

Financials — 20.3%
1st Source	800	17

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Affiliated Managers Group *	18,830	$1,941
Allied World Assurance Holdings	19,500	1,500
Allstate	93,374	3,169
Alterra Capital Holdings (A)	90,780	2,016
American Campus Communities ‡ (A)	4,900	215
American Capital Mortgage Investment ‡	7,100	169
American Equity Investment Life Holding (A)	47,600	504
American Financial Group	165,147	6,423
Ameriprise Financial	80,171	3,842
Anworth Mortgage Asset ‡	46,100	310
Apartment Investment & Management, Cl A ‡	116,908	3,165
Arch Capital Group *	107,583	4,113
Ares Capital	8,677	131
Arthur J Gallagher	56,025	1,946
Aspen Insurance Holdings (A)	42,000	1,187
Associated Banc	349,600	4,426
AvalonBay Communities ‡ (A)	24,663	3,447
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,564
Bancorpsouth (A)	314,082	4,237
Bank of the Ozarks (A)	33,590	975
BankUnited	102,770	2,424
Berkshire Hills Bancorp	46,370	1,012
BGC Partners, Cl A (A)	64,900	387
BioMed Realty Trust ‡ (A)	137,165	2,476
Boston Private Financial Holdings (A)	196,703	1,774
Boston Properties ‡	24,900	2,563
Brandywine Realty Trust ‡ (A)	242,955	2,728
Brasil Brokers Participacoes	98,800	289
BRE Properties ‡	48,688	2,397
Brown & Brown	72,961	1,868
Campus Crest Communities ‡ (A)	86,500	932
CapLease ‡	210,800	828
Capstead Mortgage ‡	23,500	324
Cardinal Financial	94,225	1,074
CBL & Associates Properties ‡ (A)	205,761	3,593
Central Pacific Financial *	26,900	345
Chatham Lodging Trust ‡	13,800	179
Chesapeake Lodging Trust ‡	46,205	834
Chimera Investment ‡ (A)	245,200	686
CNA Financial	54,600	1,553
CNO Financial Group (A)	356,632	2,446
CoBiz Financial	125,040	760
Colonial Properties Trust ‡	79,600	1,688
Comerica	65,933	2,006
Commerce Bancshares	1	—
CommonWealth ‡	67,750	1,196
Community Trust Bancorp	15,687	518
Corestite Realty ‡ (A)	119,420	2,848
Corporate Office Properties Trust ‡ (A)	57,400	1,263
Credit Acceptance *	13,347	1,128
CreXus Investment ‡	35,700	350
CubeSmart ‡	236,775	2,678
CVB Financial (A)	121,908	1,328
CYS Investments ‡ (A)	29,800	408
DDR ‡ (A)	170,135	2,363

Description	Shares	Market Value ($ Thousands)

DFC Global * (A)	26,300	$434
DiamondRock Hospitality ‡	322,129	3,202
Digital Realty Trust ‡ (A)	35,955	2,544
Dime Community Bancshares	50,900	665
Eagle Bancorp * (A)	68,959	1,106
East West Bancorp	140,180	3,139
Eaton Vance (A)	75,326	1,833
Education Realty Trust ‡	232,427	2,561
Employers Holdings (A)	142,161	2,403
Endurance Specialty Holdings	113,396	4,429
Epoch Holding	84,477	1,941
Equity One ‡	89,819	1,784
Equity Residential ‡	89,000	5,438
Essex Property Trust ‡	7,528	1,133
EverBank Financial *	38,900	432
Everest Re Group	22,700	2,318
Excel Trust ‡ (A)	92,176	1,077
Extra Space Storage ‡	47,350	1,343
FBR Capital Markets * (A)	215,100	572
Federal Realty Investment Trust ‡	24,050	2,364
Fidelity National Financial, Cl A	94,355	1,778
Fifth Street Finance (A)	40,700	387
Fifth Third Bancorp	206,296	2,754
Financial Engines * (A)	133,801	2,807
First Financial Bancorp (A)	163,257	2,508
First Horizon National (A)	550,599	4,669
First Midwest Bancorp (A)	215,363	2,173
First Niagara Financial Group	218,560	1,764
FirstMerit (A)	93,648	1,489
Flushing Financial	97,100	1,253
Forest City Enterprises, Cl A * (A)	79,280	1,061
Franklin Financial *	800	12
Gain Capital Holdings (A)	56,200	277
General Growth Properties ‡ (A)	140,420	2,352
GFI Group	157,800	429
Glacier Bancorp (A)	128,581	1,845
Gladstone Commercial ‡	23,300	369
Global Indemnity, Cl A *	28,200	589
Government Properties Income Trust ‡	18,100	387
Great American Group *	91,400	17
Hancock Holding (A)	101,610	3,098
Hanover Insurance Group	87,271	3,404
HCP ‡	97,350	3,976
Health Care ‡	50,600	2,807
Highwoods Properties ‡ (A)	55,360	1,786
Home Bancshares	22,700	639
Home Loan Servicing Solutions (A)	22,300	298
HomeStreet *	17,700	584
Horace Mann Educators	157,655	2,697
Hospitality Properties Trust ‡ (A)	109,600	2,577
Host Hotels & Resorts ‡ (A)	331,628	5,061
Hudson City Bancorp	173,707	1,077
Hudson Valley Holding	24,780	414
Huntington Bancshares	866,089	5,664
Iberiabank (A)	61,013	2,959
Infinity Property & Casualty	35,957	1,929
International Bancshares (A)	47,046	869
Investment Technology Group *	288,990	2,740
Janus Capital Group (A)	174,097	1,271
Jones Lang LaSalle	31,999	2,320
KBW	86,325	1,399

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Kemper	18,900	$554
Kennedy-Wilson Holdings (A)	76,900	1,003
Keycorp	255,123	1,913
Knight Capital Group, Cl A * (A)	304,091	3,822
LaSalle Hotel Properties ‡ (A)	48,745	1,344
Lexington Realty Trust ‡ (A)	653,766	5,433
Liberty Property Trust ‡	75,434	2,615
LPL Investment Holdings	86,046	2,786
Macerich ‡	34,648	1,977
Mack-Cali Realty ‡	98,100	2,672
Maiden Holdings	112,800	918
Manning & Napier, Cl A	35,500	493
MarketAxess Holdings	73,532	2,374
MB Financial	20,070	408
Meadowbrook Insurance Group	189,900	1,688
Medical Properties Trust ‡	243,180	2,189
MFA Mortgage Investments ‡	445,334	3,393
Mid-America Apartment Communities ‡	52,758	3,555
Montpelier Re Holdings	75,900	1,585
Moody’s (A)	112,450	4,115
MSCI, Cl A *	131,691	4,452
National Financial Partners * (A)	74,580	992
National Penn Bancshares (A)	420,569	3,747
National Retail Properties ‡ (A)	46,910	1,243
Nelnet, Cl A	101,000	2,357
Netspend Holdings * (A)	59,960	444
NorthStar Realty Finance ‡ (A)	430,410	2,229
Ocwen Financial *	68,100	1,092
Old National Bancorp	123,235	1,428
OmniAmerican Bancorp *	17,400	344
Oriental Financial Group	50,000	523
PacWest Bancorp (A)	118,430	2,701
PartnerRe	45,711	3,240
Pebblebrook Hotel Trust ‡	94,710	2,079
Pennsylvania Real Estate Investment Trust ‡	44,700	567
Platinum Underwriters Holdings	53,326	1,936
PrivateBancorp, Cl A	82,670	1,218
ProAssurance	66,767	5,885
ProLogis ‡	142,809	4,567
Prosperity Bancshares (A)	30,465	1,301
Public Storage ‡	35,228	4,702
Radian Group (A)	34,500	85
RAIT Financial Trust ‡ (A)	22,999	94
Regency Centers ‡	51,250	2,245
Regions Financial	213,300	1,342
Reinsurance Group of America, Cl A	88,046	4,417
Republic Bancorp, Cl A (A)	37,026	781
Safeguard Scientifics *	88,350	1,339
Sandy Spring Bancorp	59,762	1,063
SCBT Financial	8,600	291
Signature Bank NY * (A)	43,099	2,647
Simon Property Group ‡	49,879	7,358
SL Green Realty ‡ (A)	37,350	2,802
Southside Bancshares (A)	37,926	796
STAG Industrial ‡	21,000	289
StanCorp Financial Group (A)	36,700	1,278
Starwood Property Trust ‡	17,100	343
Stifel Financial *	48,770	1,550
Strategic Hotels & Resorts ‡ * (A)	33,970	212

Description	Shares	Market Value ($ Thousands)

Summit Hotel Properties ‡	48,400	$386
Sunstone Hotel Investors ‡ * (A)	269,142	2,694
SunTrust Banks	87,950	2,016
Susquehanna Bancshares (A)	399,327	3,846
SVB Financial Group * (A)	38,864	2,319
Synovus Financial (A)	1,544,852	2,951
TCF Financial (A)	189,856	2,238
THL Credit	29,500	374
Titanium Asset * (B) (C) (D)	105,000	86
Titanium Asset Management *	42,000	14
Tower Group (A)	45,400	891
Two Harbors Investment ‡	43,600	451
UDR ‡	188,585	4,884
United Financial Bancorp	15,000	207
Unum Group (A)	232,463	4,638
Uranium Participation *	61,900	313
Validus Holdings	56,800	1,782
Value Creation * (B) (C) (D)	85,600	62
Ventas ‡ (A)	65,700	3,864
ViewPoint Financial Group	44,300	675
Vornado Realty Trust ‡	25,400	2,081
Waddell & Reed Financial, Cl A (A)	134,935	3,874
Webster Financial	64,090	1,299
WesBanco	53,800	1,094
West Coast Bancorp *	30,711	577
Western Alliance Bancorp *	664,923	5,798
Willis Group Holdings	66,298	2,338
Winthrop Realty Trust ‡	91,000	936
Wintrust Financial (A)	107,536	3,657
WisdomTree Investments *	294,100	1,965
WR Berkley	69,650	2,669
WSFS Financial	14,300	532
Zions Bancorporation (A)	483,287	9,197

		403,274

Health Care — 11.8%
Abiomed * (A)	108,330	2,202
Accuray * (A)	19,500	122
Achillion Pharmaceuticals * (A)	73,452	527
Akorn * (A)	166,874	2,278
Alere * (A)	46,700	858
Algeta *	37,054	885
Align Technology * (A)	63,249	1,975
Alkermes *	54,822	856
Amarin ADR * (A)	176,770	2,095
AMERIGROUP * (A)	28,112	1,754
AmerisourceBergen	40,935	1,514
Amsurg, Cl A *	74,664	2,040
Amylin Pharmaceuticals * (A)	69,670	1,847
Arena Pharmaceuticals * (A)	208,945	1,398
Ariad Pharmaceuticals * (A)	231,284	3,832
Arqule *	120,900	718
athenahealth * (A)	32,046	2,329
AVEO Pharmaceuticals * (A)	31,570	402
BioMarin Pharmaceutical * (A)	35,257	1,257
CareFusion *	96,530	2,340
Catalyst Health Solutions *	23,970	2,082
Centene *	47,960	1,733
Cepheid *	48,270	1,826
CONMED	38,385	1,028
Cooper (A)	75,897	6,465
Coventry Health Care	33,800	1,028
Cross Country Healthcare *	16,000	73
Cubist Pharmaceuticals * (A)	21,687	870

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Cyberonics *	122,050	$4,705
Emergent Biosolutions *	128,640	1,855
Endo Health Solutions * (A)	37,600	1,223
Endologix * (A)	114,274	1,553
Ensign Group (A)	42,600	1,082
eResearch Technology *	62,100	491
Gen-Probe * (A)	119,625	9,679
Greatbatch *	62,055	1,288
Hanger Orthopedic Group *	51,150	1,103
Health Management Associates, Cl A *	227,538	1,459
Health Net *	46,940	1,203
HealthSouth *	382,552	7,322
HeartWare International * (A)	57,705	4,695
Henry Schein *	50,100	3,723
Hill-Rom Holdings	27,800	818
HMS Holdings * (A)	49,780	1,334
Humana	24,900	1,902
ICU Medical *	7,400	381
Idexx Laboratories * (A)	17,877	1,517
Immunogen * (A)	194,614	2,727
Impax Laboratories *	50,661	1,051
Incyte * (A)	183,439	3,909
Insulet * (A)	174,200	3,209
Invacare (A)	43,477	647
IPC The Hospitalist * (A)	25,800	903
Ironwood Pharmaceuticals, Cl A * (A)	204,110	2,433
Jazz Pharmaceuticals *	73,450	3,173
Kindred Healthcare * (A)	113,600	939
LHC Group *	19,200	322
LifePoint Hospitals * (A)	71,499	2,633
Magellan Health Services *	47,293	1,994
MAP Pharmaceuticals * (A)	53,860	634
Masimo *	168,393	3,168
Medical Action Industries *	82,000	353
Medicines *	59,500	1,308
Medicis Pharmaceutical, Cl A (A)	55,280	1,995
MEDNAX *	50,090	3,056
Merit Medical Systems *	33,000	429
Metropolitan Health Networks *	162,000	1,409
Mettler Toledo International *	7,876	1,230
MWI Veterinary Supply *	29,100	2,705
Myriad Genetics *	70,100	1,692
NPS Pharmaceuticals *	170,280	1,343
NxStage Medical * (A)	89,830	1,365
Omnicare	83,930	2,646
Onyx Pharmaceuticals *	66,960	3,065
Optimer Pharmaceuticals * (A)	133,610	1,996
OraSure Technologies *	92,025	952
Owens & Minor	22,531	641
Par Pharmaceutical *	58,300	2,089
PAREXEL International *	236,769	6,336
Patterson	53,661	1,784
PDL BioPharma (A)	117,800	765
PerkinElmer	49,178	1,308
Pharmacyclics * (A)	66,015	2,074
PharMerica *	51,500	511
Providence Service *	31,500	419
PSS World Medical * (A)	141,306	2,859
Quest Diagnostics	39,426	2,243
Questcor Pharmaceuticals * (A)	188,301	7,796
Quidel * (A)	80,153	1,260
ResMed *	113,900	3,529

Description	Shares	Market Value ($ Thousands)

Rigel Pharmaceuticals * (A)	40,800	$303
Salix Pharmaceuticals * (A)	148,560	7,697
Sciclone Pharmaceuticals * (A)	183,521	1,156
Seattle Genetics * (A)	174,950	3,408
Sirona Dental Systems *	36,519	1,562
Skilled Healthcare Group, Cl A *	98,400	542
STERIS (A)	98,109	2,930
SXC Health Solutions * (A)	76,808	6,890
Symmetry Medical *	77,200	598
Synageva BioPharma *	5,645	220
Techne (A)	32,600	2,212
Teleflex (A)	71,724	4,260
Trinity Biotech ADR	13,800	159
United Therapeutics *	31,500	1,394
Varian Medical Systems * (A)	59,363	3,482
Vivus * (A)	18,250	452
Volcano * (A)	254,091	7,264
WellCare Health Plans *	114,945	6,491

		231,587

Industrials — 15.9%
AAR (A)	47,800	576
ABM Industries	21,000	451
Acacia Research *	58,800	2,044
ACCO Brands *	18,200	166
Actuant, Cl A	165,529	4,332
Acuity Brands	17,790	969
Advisory Board * (A)	53,830	5,214
Aegean Marine Petroleum Network (A)	63,900	310
AGCO *	53,100	2,135
Air Transport Services Group *	85,700	435
Aircastle	119,900	1,332
Alaska Air Group *	8,600	295
Albany International, Cl A	37,800	689
Altra Holdings *	20,700	347
Amerco	15,600	1,312
Ametek	12,260	622
Applied Industrial Technologies	7,700	290
BE Aerospace *	206,082	8,927
Belden	86,328	2,698
Brady, Cl A	57,979	1,591
Brink’s	47,800	1,088
CAI International *	21,300	395
Carlisle	6,700	348
Cascade	10,046	502
Celadon Group	67,743	1,091
Chart Industries * (A)	15,650	978
Cintas	62,400	2,303
Colfax *	72,210	2,046
Columbus McKinnon *	33,300	514
Consolidated Graphics *	62,001	1,809
Con-way	39,080	1,381
Copa Holdings, Cl A	12,373	1,027
Courier	31,216	341
Crane	86,698	3,285
Cubic	23,371	1,014
Curtiss-Wright	29,615	900
Deluxe (A)	199,775	4,619
DigitalGlobe *	161,550	2,611
Dover	37,287	2,109
DXP Enterprises *	28,830	1,355
Dycom Industries *	218,721	4,282
Dynamic Materials	75,819	1,280
EMCOR Group	148,618	4,065

5	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Encore Capital Group *	83,040	$2,013
EnPro Industries *	30,122	1,160
ESCO Technologies	39,386	1,375
Esterline Technologies *	64,105	4,140
Flow International *	86,400	255
Flowserve (A)	17,562	1,805
Fluor	36,915	1,731
FTI Consulting * (A)	22,800	720
G&K Services, Cl A	103,562	3,022
Gardner Denver	65,725	3,554
General Cable *	45,568	1,297
Genesee & Wyoming, Cl A *	88,880	4,454
Geo Group *	50,300	1,095
Global Power Equipment Group (A)	31,000	571
GrafTech International *	242,795	2,591
Greenbrier *	74,075	1,025
H&E Equipment Services * (A)	20,700	328
Hawaiian Holdings * (A)	125,689	727
Heico, Cl A	142,705	4,781
Hexcel *	159,262	3,883
ICF International *	28,700	646
IDEX (A)	90,584	3,599
Interface, Cl A	285,305	3,620
Iron Mountain	88,511	2,509
ITT	11,860	244
John Bean Technologies	71,960	1,002
Kadant *	80,422	1,826
Kansas City Southern	59,800	3,946
Kaydon (A)	35,273	787
KBR	116,800	2,975
Kennametal	80,478	2,797
KEYW Holding * (A)	109,740	1,012
Kirby *	54,675	2,886
L-3 Communications Holdings, Cl 3	37,800	2,578
Landstar System	176,658	9,310
Lincoln Electric Holdings	39,100	1,860
Lydall *	48,100	599
Manitowoc	45,500	473
Michael Baker *	17,600	406
Middleby *	28,537	2,919
Mobile Mini * (A)	112,830	1,550
Moog, Cl A *	105,775	4,022
MSC Industrial Direct, Cl A	112,545	8,071
Navigant Consulting *	43,500	521
Navistar International *	25,600	715
NN *	85,100	657
Nordson	100,929	5,411
Northwest Pipe *	32,460	661
Old Dominion Freight Line * (A)	191,937	8,361
Orion Marine Group *	200,123	1,337
Oshkosh Truck *	51,500	1,054
Owens Corning * (A)	70,307	2,170
Polypore International * (A)	283,865	10,500
Quality Distribution *	33,200	353
Quanex Building Products (A)	62,745	1,036
Rand Logistics * (A)	19,600	147
RBC Bearings * (A)	37,193	1,726
Republic Services, Cl A	113,784	2,999
Resources Connection	191,563	2,299
Rexnord *	118,900	2,354
Ritchie Bros Auctioneers (A)	117,963	2,338
Robbins & Myers	129,504	5,904
Roper Industries (A)	79,592	8,056

Description	Shares	Market Value ($ Thousands)

RPX *	106,860	$1,425
Rush Enterprises, Cl B *	19,457	265
Ryder System	17,100	739
Sauer-Danfoss	26,700	965
SeaCube Container Leasing	22,400	408
Sensata Technologies Holding *	143,786	4,416
Simpson Manufacturing	41,640	1,157
SkyWest	49,700	350
Spirit Aerosystems Holdings, Cl A *	216,094	4,985
Spirit Airlines *	224,410	4,625
Standard Parking *	76,240	1,449
Standex International	5,300	216
Stanley Black & Decker	36,906	2,445
Swift Transporation, Cl A *	117,375	1,245
Sykes Enterprises *	141,067	2,123
TAL International Group (A)	71,205	2,329
Teledyne Technologies *	75,996	4,528
Terex * (A)	48,148	801
Tetra Tech * (A)	161,046	4,025
Textainer Group Holdings (A)	10,700	352
Thermon Group Holdings * (A)	55,277	1,123
Timken	18,800	897
Titan Machinery * (A)	33,550	1,035
TMS International, Cl A *	61,400	682
Towers Watson, Cl A	56,315	3,394
TransDigm Group *	45,822	5,636
Trex * (A)	78,163	2,274
Trimas *	42,216	845
Trinity Industries	5,200	128
Triumph Group (A)	20,760	1,242
TrueBlue *	150,530	2,250
Tutor Perini *	125,800	1,414
United Rentals * (A)	129,377	4,470
United Stationers (A)	13,600	343
URS	64,100	2,318
USA Truck *	18,200	106
Valmont Industries (A)	17,212	1,971
Vitran, Cl A *	110,885	776
Wabash National * (A)	529,942	3,688
WABCO Holdings *	34,050	1,762
Wabtec	33,827	2,456
Watsco	26,303	1,936
Watts Water Technologies, Cl A (A)	46,648	1,542
WESCO International * (A)	80,787	4,806
Westport Innovations * (A)	34,863	851

		319,634

Information Technology — 16.6%
Acme Packet * (A)	115,450	2,641
Adobe Systems *	75,381	2,341
ADTRAN	43,128	1,261
Aeroflex Holding * (A)	20,800	135
Akamai Technologies *	126,050	3,698
Alliance Data Systems * (A)	30,250	3,812
Amdocs	44,400	1,276
Analog Devices (A)	52,444	1,907
Ansys *	63,150	3,907
Arris Group * (A)	186,126	2,295
Aruba Networks * (A)	134,640	1,769
Aspen Technology *	115,293	2,548
Atmel * (A)	336,209	2,353
Audience *	40,346	715
Avnet *	34,300	1,046

6	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Bazaarvoice * (A)	45,622	$789
Benchmark Electronics *	228,051	3,088
Black Box (A)	42,000	940
Blackbaud	109,984	2,843
Bottomline Technologies *	60,290	1,078
Broadridge Financial Solutions	105,757	2,140
BroadSoft * (A)	179,678	4,907
CACI International, Cl A * (A)	48,739	2,086
Cadence Design Systems * (A)	599,660	6,117
Cardtronics *	159,700	4,475
Cavium * (A)	89,875	2,176
Ciber *	256,000	917
Ciena * (A)	186,177	2,523
Coherent * (A)	91,666	4,046
Computer Sciences	33,500	892
Computer Task Group *	34,300	417
Compuware *	86,035	774
Comtech Telecommunications (A)	50,543	1,460
Comverse Technology *	52,300	320
Concur Technologies * (A)	48,370	2,992
Constant Contact * (A)	92,354	1,870
Convergys (A)	158,089	2,205
CoStar Group * (A)	103,975	7,683
CTS	60,100	564
Cypress Semiconductor	181,350	2,392
DealerTrack Holdings *	168,880	4,611
Diebold	41,042	1,519
Digi International *	91,000	823
Digital River *	120,848	1,764
Diodes * (A)	19,100	374
DTS * (A)	98,891	2,732
EarthLink	244,390	1,972
Emulex *	235,902	1,585
Entegris *	90,660	699
Euronet Worldwide *	171,565	3,086
ExactTarget *	52,578	1,042
Exar *	45,600	358
Extreme Networks *	111,000	414
F5 Networks *	30,818	3,189
Fabrinet *	182,895	2,132
Factset Research Systems (A)	12,463	1,314
Fairchild Semiconductor International, Cl A *	392,865	5,190
FARO Technologies *	21,125	974
Fidelity National Information Services	78,668	2,579
Finisar * (A)	177,430	2,546
Fortinet *	67,852	1,442
Gartner *	70,828	2,881
Global Payments	79,786	3,389
GT Advanced Technologies * (A)	154,200	648
Guidewire Software * (A)	24,570	637
Harris (A)	61,400	2,442
Higher One Holdings * (A)	85,600	1,088
IAC	75,100	3,374
Imation *	41,300	234
Imperva *	55,040	1,415
Informatica *	6,830	283
Ingram Micro, Cl A *	190,404	3,395
Inphi * (A)	179,575	1,492
Insight Enterprises *	72,500	1,080
Integrated Device Technology *	542,636	2,979
Intermec *	171,876	1,016

Description	Shares	Market Value ($ Thousands)

International Rectifier *	106,527	$2,007
Intersil, Cl A	252,160	2,660
IPG Photonics * (A)	100,160	4,287
Ixia * (A)	188,350	1,993
j2 Global (A)	33,685	815
Jabil Circuit	153,590	2,938
Jack Henry & Associates	84,784	2,799
JDA Software Group *	14,900	412
Jive Software * (A)	90,760	1,520
Juniper Networks *	117,410	2,019
Kla-Tencor	20,700	949
Lattice Semiconductor *	410,824	1,877
Lender Processing Services	119,000	2,747
Lexmark International, Cl A (A)	49,300	1,233
LivePerson * (A)	185,984	3,210
LSI *	115,300	767
Measurement Specialties *	78,269	2,557
Mellanox Technologies *	36,221	2,190
Micros Systems * (A)	40,744	2,150
Microsemi *	17,100	302
MicroStrategy, Cl A *	18,430	2,248
Mitek Systems * (A)	139,662	296
Mitel Networks *	76,030	301
Molex (A)	61,154	1,411
Monolithic Power Systems *	65,573	1,232
NETGEAR *	61,960	1,945
Netscout Systems *	100,100	2,007
NXP Semiconductor *	163,800	3,458
ON Semiconductor *	272,818	1,839
Parametric Technology * (A)	324,702	6,559
Park Electrochemical	15,600	366
Parkervision * (A)	182,285	344
Pegasystems (A)	62,761	1,945
Plantronics	10,900	328
Plexus *	71,840	2,011
PMC - Sierra *	45,800	292
Power Integrations (A)	114,400	4,669
Progress Software *	24,475	470
Pulse Electronics (A)	43,000	84
QLIK Technologies *	123,390	2,805
RealD * (A)	226,673	2,713
RealPage * (A)	171,273	3,057
RF Micro Devices *	291,331	1,098
Rosetta Stone * (A)	71,298	984
Saba Software *	81,200	678
SAIC (A)	116,700	1,297
Sapient (A)	367,398	4,041
Seachange International *	44,900	363
Seagate Technology	92,200	2,160
Semtech *	80,770	1,946
ServiceSource International * (A)	199,144	2,390
Silicon Laboratories *	24,100	832
Skyworks Solutions *	131,820	3,541
SolarWinds * (A)	132,141	6,060
Solera Holdings	159,420	7,078
Splunk * (A)	21,000	684
SS&C Technologies Holdings *	177,078	4,176
Sycamore Networks *	177,800	2,358
Symantec *	162,853	2,417
Synchronoss Technologies * (A)	35,890	643
Synopsys *	171,723	5,074
Syntel	45,460	2,541
Tangoe *	74,430	1,437
Tech Data *	23,700	1,128

7	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Teradyne *	250,445	$3,619
TIBCO Software * (A)	53,550	1,432
TNS *	69,505	1,243
Trimble Navigation * (A)	46,962	2,215
TTM Technologies * (A)	229,157	2,117
Ubiquiti Networks * (A)	11,540	215
Ultra Clean Holdings *	106,181	633
Ultratech *	63,612	1,929
United Online (A)	147,700	583
Universal Display * (A)	50,820	1,431
Veeco Instruments * (A)	46,180	1,601
VeriFone Holdings *	33,960	1,226
Vishay Intertechnology * (A)	326,111	3,463
VistaPrint *	174,708	5,919
Web.com Group * (A)	109,000	1,735
Western Digital *	56,100	1,761
Wright Express *	50,500	2,831
XO Group * (A)	40,809	360
Xyratex	79,740	912
Zebra Technologies, Cl A *	55,377	1,854

		327,913

Materials — 4.3%
Alcoa (A)	117,139	1,002
Allegheny Technologies	83,368	2,678
Allied Nevada Gold * (A)	13,500	350
American Vanguard	49,675	1,339
Aptargroup	4,500	228
Ashland (A)	19,600	1,253
Boise (A)	135,600	936
Buckeye Technologies (A)	58,800	1,629
Carpenter Technology (A)	38,960	1,756
Compass Minerals International	41,930	2,984
Cytec Industries	25,920	1,567
Domtar	18,100	1,432
Eastman Chemical	50,700	2,361
EcoSynthetix *	66,000	262
Ferro *	115,684	514
Flotek Industries * (A)	102,014	1,086
Globe Specialty Metals	188,754	2,212
Greif, Cl A	70,406	3,080
GSE Holding *	51,800	565
Haynes International	21,605	1,102
Horsehead Holding * (A)	237,851	2,107
Huntsman	278,868	3,569
Innophos Holdings	87,832	4,434
Intrepid Potash * (A)	83,900	1,647
Kaiser Aluminum	40,890	1,962
LSB Industries *	10,500	292
Methanex	98,630	2,759
Minerals Technologies	20,835	1,318
New Gold * (A)	39,800	348
NewMarket	6,100	1,274
Noranda Aluminum Holding	191,810	1,475
Nucor	52,062	1,862
OM Group *	89,151	1,623
Owens-Illinois *	164,645	3,217
Packaging Corp of America	128,812	3,456
PolyOne	477,004	6,311
Reliance Steel & Aluminum	34,882	1,647
Rockwood Holdings *	38,630	1,870
Romarco Minerals *	438,500	267
RTI International Metals * (A)	232,706	4,884
Schweitzer-Mauduit International	16,500	1,104

Description	Shares	Market Value ($ Thousands)

Sensient Technologies	38,785	$1,416
Silgan Holdings	33,240	1,389
Steel Dynamics	137,500	1,449
Stillwater Mining *	193,650	1,644
TPC Group *	34,036	1,075
UFP Technologies *	60,200	979
Universal Stainless & Alloy *	8,400	338

		84,052

Telecommunication Services — 0.6%
Cogent Communications Group * (A)	47,800	848
Leap Wireless International * (A)	54,900	317
Neutral Tandem *	56,500	767
SBA Communications, Cl A * (A)	91,867	4,773
tw telecom, Cl A *	205,720	4,771
USA Mobility	76,117	945

		12,421

Utilities — 3.6%
AGL Resources	71,199	2,668
Allete	25,090	980
Ameren	42,000	1,357
Avista	54,700	1,390
Cadiz * (A)	42,700	323
Chesapeake Utilities	19,311	816
Cleco	94,215	3,848
CMS Energy (A)	75,800	1,766
Edison International	39,135	1,760
El Paso Electric	68,974	2,117
Empire District Electric	24,900	499
Great Plains Energy (A)	443,945	8,843
IDACORP	93,293	3,665
Northeast Utilities	65,994	2,376
Northwest Natural Gas (A)	21,660	1,004
NorthWestern	13,400	476
NRG Energy *	102,198	1,566
NV Energy	251,724	4,355
Piedmont Natural Gas (A)	15,800	479
Pinnacle West Capital	32,800	1,620
PNM Resources	150,336	2,804
Portland General Electric	280,413	7,052
SCANA (A)	56,037	2,631
Southwest Gas	26,215	1,100
TECO Energy (A)	125,477	2,183
UGI	185,097	5,309
UIL Holdings (A)	17,800	602
Vectren	81,933	2,402
Westar Energy	44,714	1,280
WGL Holdings	26,100	1,017
Xcel Energy	89,831	2,517

		70,805

Total Common Stock (Cost $1,842,162) ($ Thousands)		1,890,851

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 Growth Index Fund (A)	114,255	9,948
iShares Russell 2000 Index Fund (A)	36,231	2,757

Total Exchange Traded Funds (Cost $13,236) ($ Thousands)		12,705

8	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.1%

Energy — 0.1%
Rentech
4.000%, 04/15/13	$990	$974

Financials — 0.0%
Grubb & Ellis
7.950%, 05/01/15 (E) (F)	288	6

Total Convertible Bonds (Cost $973) ($ Thousands)		980

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Callaway Golf (F)	4,800	462

Energy — 0.0%
GeoMet	9,996	43

Financials — 0.0%
Grubb & Ellis *	8,000	—

Total Preferred Stock (Cost $1,387) ($ Thousands)		505

	Number Of Warrants

WARRANTS — 0.0%
Kulim, Expires 10/14/13	51,500	—
Magnum Hunter Resource, Expires 08/29/14 *	18,718	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 26.4%
SEI Liquidity Fund, L.P. 0.170% † ** (G)	530,508,162	522,029

Total Affiliated Partnership (Cost $530,508) ($ Thousands)		522,029

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100% † **	67,835,123	67,835

Total Cash Equivalent (Cost $67,835) ($ Thousands)		67,835

U.S. TREASURY OBLIGATIONS (H) (I) — 0.4%
U.S. Treasury Bills
0.070%, 11/15/12	$230	230
0.066%, 08/23/12	420	420
0.055%, 06/28/12	6,128	6,128
0.050%, 09/20/12	1,488	1,487

Total U.S. Treasury Obligations (Cost $8,265) ($ Thousands)		8,265

Total Investments — 126.3% (Cost $2,464,366) ($ Thousands)		$2,503,170

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MIN	122	Jun-2012	$(831)
S&P Mid 400 Index E-MIN	104	Jun-2012	(713)

			$(1,544)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,981,358 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $512,781 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of May 31, 2012 was $574 ($ Thousands) and represented 0.03% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2012 was $574 ($ Thousands) and represented 0.03% of Net Assets.

(D)	Securities considered restricted. The total value of such securities as of May 31, 2012 was $148 ($ Thousands) and represented 0.00% of Net Assets.

(E)	Security in default on interest payments.

(F)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $522,029 ($ Thousands).

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)	The rate reported is the effective yield at time of purchase.

ADR	— American Depositary Receipt
Cl	— Class
L.P.	— Limited Partnership
S&P	— Standard & Poor’s

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,890,689	$14	$148	$1,890,851
Exchange Traded Funds	12,705	—	—	12,705
Convertible Bonds	—	980	—	980
Preferred Stock	—	505	—	505
Warrants	—	—	—	—
Affiliated Partnership	—	522,029	—	522,029
Cash Equivalent	67,835	—	—	67,835
U.S. Treasury Obligations	—	8,265	—	8,265

Total Investments in Securities	$1,971,229	$531,793	$148	$2,503,170

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,544)	$—	$—	$(1,544)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

9	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2012

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

Investments in Common Stock
Beginning balance as of June 1, 2011	$203
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(55)
Purchases	—
Sales	—
Net transfer into Level 3	—
Net transfer out of Level 3	—

Ending balance as of May 31, 2012	$148

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(55)

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

U.S. Managed Volatility Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 9.1%
Aaron’s	17,000	$451
Advance Auto Parts	62,935	4,590
AutoZone *	14,716	5,596
Best Buy	37,000	693
Big Lots *	18,900	695
Canadian Tire, Cl A	24,400	1,583
Choice Hotels International	52,900	1,925
Cinemark Holdings	58,200	1,342
Cogeco Cable	13,400	596
DIRECTV, Cl A *	120,200	5,343
Discovery Communications, Cl A *	19,300	967
DISH Network, Cl A	30,100	844
Dollar General *	74,257	3,632
Dollar Tree *	47,121	4,862
Expedia	66,707	3,061
GameStop, Cl A	145,600	2,793
Gap	29,400	779
Genuine Parts	10,200	642
H&R Block	186,700	2,851
Hasbro	40,200	1,424
Kohl’s	64,400	2,951
O’Reilly Automotive *	4,245	407
Panera Bread, Cl A *	12,800	1,881
PetMed Express	46,500	530
priceline.com *	5,445	3,406
Regal Entertainment Group, Cl A	59,500	818
Shaw Communications, Cl B	104,300	1,990
Target	83,200	4,818
Time Warner Cable, Cl A	27,500	2,073
Viacom, Cl B	7,046	336
Washington Post, Cl B	5,500	1,919

		65,798

Consumer Staples — 19.7%
Altria Group	170,468	5,487
Archer-Daniels-Midland	32,400	1,033
Brown-Forman, Cl B	14,748	1,286
Bunge	6,094	363
Cal-Maine Foods	34,600	1,230
Campbell Soup	68,051	2,157
Church & Dwight	113,799	6,059
Clorox	78,621	5,409
Coca-Cola Enterprises	160,204	4,383
ConAgra Foods	271,368	6,825
Costco Wholesale	31,109	2,688
CVS Caremark	110,900	4,984
Dr. Pepper Snapple Group	82,100	3,387
Flowers Foods	80,639	1,776
Fresh Del Monte Produce	34,400	807
General Mills	53,200	2,036
Harris Teeter Supermarkets	26,800	1,006
Hershey	87,357	5,841
Hormel Foods	296,470	8,867
Ingredion	1,159	59
Kellogg	22,800	1,112
Kimberly-Clark	72,200	5,729
Kraft Foods, Cl A	27,700	1,060

Description	Shares	Market Value ($ Thousands)

Kroger	136,100	$2,996
Lorillard	64,150	7,929
McCormick	40,399	2,277
Mead Johnson Nutrition, Cl A	40,809	3,295
Metro, Cl A	59,600	2,935
Molson Coors Brewing, Cl B	65,700	2,526
Monster Beverage *	106,112	7,704
Nash Finch	16,500	340
Philip Morris International	64,560	5,456
Ralcorp Holdings *	18,824	1,196
Reynolds American	194,279	8,129
Safeway	175,356	3,335
Sysco	27,347	763
TreeHouse Foods *	15,200	867
Tyson Foods, Cl A	235,260	4,557
Universal	35,500	1,603
Walgreen	144,800	4,419
Wal-Mart Stores	106,900	7,036
Weis Markets	37,000	1,615

		142,562

Energy — 3.1%
Chevron	63,800	6,272
ConocoPhillips	45,500	2,374
Diamond Offshore Drilling	11,900	692
Exxon Mobil	101,400	7,973
FMC Technologies *	12,300	495
Imperial Oil	43,400	1,743
Phillips 66 *	22,750	683
Sunoco	45,300	2,104

		22,336

Financials — 11.2%
Alleghany *	2,821	928
Allied World Assurance Holdings	50,165	3,858
American Campus Communities ‡	46,400	2,037
American Capital Agency ‡	48,775	1,593
Arch Capital Group *	95,868	3,665
Associated Banc	155,100	1,964
Assurant	9,000	300
BOK Financial	21,298	1,187
Brown & Brown	62,600	1,602
Capitol Federal Financial	25,153	293
CBOE Holdings	5,855	148
Chubb	23,100	1,665
Commerce Bancshares	90,929	3,523
CreXus Investment ‡	156,200	1,531
Endurance Specialty Holdings	40,800	1,594
Equity Lifestyle Properties ‡	30,300	1,996
Everest Re Group	56,158	5,735
Federated Investors, Cl B	91,800	1,844
First Citizens BancShares, Cl A	4,347	732
First Niagara Financial Group	49,500	399
Genworth MI Canada	22,800	408
Government Properties Income Trust ‡	56,000	1,198
Hanover Insurance Group	30,500	1,190
HCC Insurance Holdings	27,700	866
Health Care ‡	38,700	2,147
Hudson City Bancorp	329,800	2,045
Maiden Holdings	59,335	483

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

U.S. Managed Volatility Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Main Street Capital	52,900	$1,228
Mercury General	9,567	417
MFA Mortgage Investments ‡	223,500	1,703
NASDAQ OMX Group	12,600	276
National Bank of Canada	24,500	1,742
PartnerRe	74,353	5,269
PennyMac Mortgage Investment Trust ‡	84,900	1,568
People’s United Financial	203,066	2,362
Prosperity Bancshares	6,100	261
Realty Income ‡	55,200	2,116
RenaissanceRe Holdings	64,690	4,986
Senior Housing Properties Trust ‡	35,200	727
Signature Bank NY *	32,700	2,008
Tanger Factory Outlet Centers ‡	63,900	1,981
TFS Financial *	218,100	2,044
Tompkins Financial	22,059	808
Tower Group	18,700	367
Travelers	20,400	1,275
Two Harbors Investment ‡	108,100	1,118
Validus Holdings	93,200	2,924
Washington Federal	28,790	472
Washington Real Estate Investment Trust ‡	14,400	405

		80,988

Health Care — 19.9%
Abbott Laboratories	150,595	9,305
Aetna	84,900	3,472
Alexion Pharmaceuticals *	65,452	5,928
AmerisourceBergen	241,762	8,943
Amgen	174,682	12,144
AstraZeneca ADR	107,100	4,328
Baxter International	23,300	1,179
Becton Dickinson	64,988	4,753
Biogen Idec *	32,037	4,189
Cardinal Health	155,299	6,426
Celgene *	24,246	1,655
Chemed	23,100	1,283
Cooper	11,100	946
Coventry Health Care	30,100	915
Covidien	21,500	1,113
Edwards Lifesciences *	6,600	563
Eli Lilly	198,970	8,148
Endo Health Solutions *	88,500	2,878
Gilead Sciences *	27,700	1,383
Greatbatch *	40,900	849
Health Net *	20,500	525
Henry Schein *	11,823	879
Humana	12,600	963
Johnson & Johnson	117,178	7,315
Life Technologies *	11,900	487
LifePoint Hospitals *	29,600	1,090
Lincare Holdings	40,100	919
Magellan Health Services *	33,800	1,425
McKesson	95,514	8,336
Medtronic	47,400	1,746
Merck	209,100	7,858
Myriad Genetics *	82,386	1,988
Orthofix International *	17,400	660
Par Pharmaceutical *	20,000	717

Description	Shares	Market Value ($ Thousands)

Patterson	63,300	$2,104
PDL BioPharma	156,300	1,014
Pfizer	293,400	6,417
Quest Diagnostics	20,800	1,184
Stryker	21,000	1,080
SXC Health Solutions *	37,131	3,331
Techne	41,085	2,788
United Therapeutics *	95,100	4,207
UnitedHealth Group	21,900	1,221
WellPoint	27,000	1,820
Zimmer Holdings	50,000	3,033

		143,507

Industrials — 5.5%
Alliant Techsystems	21,700	1,062
C.H. Robinson Worldwide	35,300	2,057
CLARCOR	10,800	527
Clean Harbors *	6,100	379
Copa Holdings, Cl A	9,978	828
CSX	43,700	913
FTI Consulting *	42,400	1,338
General Dynamics	38,200	2,445
Hubbell, Cl B	4,300	339
L-3 Communications Holdings, Cl 3	76,300	5,203
Landstar System	39,400	2,077
Lockheed Martin	73,974	6,125
Northrop Grumman	40,000	2,350
Progressive Waste Solutions	104,900	2,049
Raytheon	108,100	5,440
Rollins	101,700	2,160
Stericycle *	7,893	689
Waste Connections	8,960	277
Watsco	28,000	2,061
Werner Enterprises	46,600	1,134

		39,453

Information Technology — 7.3%
Activision Blizzard	259,300	3,044
Amdocs	159,889	4,597
BMC Software *	28,800	1,219
CACI International, Cl A *	15,800	676
CGI Group, Cl A *	56,800	1,318
Cisco Systems	135,600	2,215
Computer Sciences	26,800	714
CSG Systems International *	36,600	604
Dell *	109,300	1,348
Diebold	13,900	514
FLIR Systems	70,200	1,498
Global Payments	18,400	782
Harris	62,100	2,470
Hewlett-Packard	34,500	782
IAC	111,364	5,002
Ingram Micro, Cl A *	111,100	1,981
Intel	225,700	5,832
International Business Machines	27,055	5,219
Jack Henry & Associates	13,500	446
Mantech International, Cl A	24,900	543
Maxim Integrated Products	19,800	498
Microsoft	155,500	4,539
NeuStar, Cl A *	11,847	381
SAIC	294,800	3,275

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

U.S. Managed Volatility Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Tech Data *	23,238	$1,106
Total System Services	91,300	2,125
Zebra Technologies, Cl A *	4,900	164

		52,892

Materials — 2.7%
Aptargroup	22,900	1,160
Ball	52,500	2,099
Barrick Gold	35,900	1,407
Bemis	45,400	1,378
Compass Minerals International	29,100	2,071
Greif, Cl A	11,500	503
Newmont Mining	40,753	1,922
Packaging Corp of America	51,100	1,371
PPG Industries	10,200	1,055
Royal Gold	62,235	4,209
Silgan Holdings	46,800	1,956

		19,131

Telecommunication Services — 3.5%
AT&T	270,000	9,226
BCE	66,500	2,647
Iridium Communications *	110,800	941
NTT DoCoMo ADR	91,700	1,465
Rogers Communications, Cl B	44,000	1,500
SBA Communications, Cl A *	12,200	634
SK Telecom ADR	121,400	1,353
Telephone & Data Systems	86,400	1,715
Verizon Communications	50,500	2,103
Vodafone Group ADR	141,800	3,799

		25,383

Utilities — 15.9%
AGL Resources	47,000	1,762
Alliant Energy	118,714	5,187
Ameren	80,800	2,611
American Electric Power	100,005	3,851
American Water Works	194,629	6,658
Atmos Energy	109,000	3,612
Avista	31,700	805
Cia de Saneamento Basico do Estado de Sao Paulo ADR	16,100	1,123
CMS Energy	364,758	8,499
Consolidated Edison	89,298	5,390
DTE Energy	155,333	8,828
Duke Energy	166,100	3,651
Edison International	48,100	2,163
El Paso Electric	25,000	767
Entergy	48,600	3,136
Exelon	85,100	3,147
Great Plains Energy	104,300	2,078
Hawaiian Electric Industries	172,993	4,776
IDACORP	23,400	919
Integrys Energy Group	19,390	1,049
ITC Holdings	32,639	2,250
Laclede Group	33,100	1,261
NextEra Energy	49,310	3,222
Northeast Utilities	31,578	1,137
PG&E	161,400	7,053
Piedmont Natural Gas	18,200	552
Pinnacle West Capital	111,361	5,499
Portland General Electric	86,900	2,186

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service Enterprise Group	140,229	$4,374
SCANA	18,458	867
Sempra Energy	33,100	2,152
Southern	72,808	3,343
TECO Energy	42,900	746
UGI	87,586	2,512
Vectren	96,843	2,839
Westar Energy	21,747	622
WGL Holdings	26,000	1,013
Wisconsin Energy	82,964	3,139

		114,779

Total Common Stock (Cost $674,631) ($ Thousands)		706,829

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100% † **	10,276,895	10,277

Total Cash Equivalent (Cost $10,277) ($ Thousands)		10,277

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.107%, 09/20/12	$1,099	1,099
0.079%, 06/21/12	9	9
0.055%, 06/28/12	663	663

Total U.S. Treasury Obligations (Cost $1,771) ($ Thousands)		1,771

Total Investments — 99.6% (Cost $686,679) ($ Thousands)		$718,877

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	107	Jun-2012	$(199)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $722,082 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard and Poor’s

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

U.S. Managed Volatility Fund

May 31, 2012

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$706,829	$—	$—	$706,829
Cash Equivalent	10,277	—	—	10,277
U.S. Treasury Obligations	—	1,771	—	1,771

Total Investments in Securities	$717,106	$1,771	$—	$718,877

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(199)	$—	$—	$(199)

*	Future contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

International Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Argentina — 0.0%
Tenaris	639	$10

Australia — 3.6%
AGL Energy	830	12
Alumina	254,443	243
Amcor	29,694	215
AMP	5,929	22
APA Group	19,477	95
Asciano Group	1,801	8
ASX	1,008	29
Atlas Iron	464,518	978
Australia & New Zealand Banking Group	72,744	1,475
Beach Energy	103,394	110
Bega Cheese	4,582	7
Bendigo Bank	4,424	31
BGP Holdings *	39,545	—
BHP Billiton	27,532	854
BHP Billiton ADR	7,300	449
Boral	10,645	36
Brambles	23,923	155
Caltex Australia	20,626	273
Campbell Brothers	2,089	118
CFS Retail Property Trust ‡	19,461	36
Coca-Cola Amatil	1,977	25
Commonwealth Bank of Australia	4,561	219
Crown	5,171	43
CSL	31,657	1,156
Dexus Property Group ‡	168,289	153
Goodman Group ‡	18,686	61
GPT Group ‡	15,763	50
Iluka Resources	45,952	597
Leighton Holdings	5,983	103
Lend Lease Group	5,099	36
Macquarie Group	1,052	28
Metcash	17,437	65
National Australia Bank	1,859	40
Newcrest Mining	75,114	1,815
Northern Star Resources *	34,662	23
Orica	2,509	60
OZ Minerals	785	7
Ramsay Health Care	3,463	72
Rio Tinto	1,784	98
Santos	48,093	559
Sims Group	1,208	13
Sonic Healthcare	4,205	50
Stockland ‡	17,926	55
Suncorp Group	20,872	157
TABCORP Holdings	5,197	15
Tatts Group	47,403	120
Telstra	108,462	374
Toll Holdings	13,907	62
Transurban Group	33,784	186
Wesfarmers	3,295	93
Westfield Group ‡	5,243	46
Westfield Retail Trust ‡	18,883	50
Westpac Banking	1,991	39
Whitehaven Coal	1,700	7
Woolworths	429	11

Description	Shares	Market Value ($ Thousands)

WorleyParsons	2,304	$57

		11,691

Austria — 0.0%
OMV	50	1

Belgium — 1.9%
Ageas	159,862	253
Belgacom	53,362	1,405
Colruyt	21,575	867
Groupe Bruxelles Lambert	201	12
InBev	49,514	3,352
Solvay	202	21
UCB	1,681	79
Umicore	562	27

		6,016

Brazil — 0.6%
Banco Bradesco ADR	1,399	21
BRF - Brasil Foods	59,640	919
Centrais Eletricas Brasileiras ADR	48,687	319
Petroleo Brasileiro ADR	39,994	782

		2,041

Cambodia — 0.0%
NagaCorp	18,000	7

Canada — 4.5%
Barrick Gold	49,674	1,940
Brookfield Asset Management, Cl A	3,631	116
Brookfield Real Estate Services	618	7
Cameco	34,110	654
Cenovus Energy	16,144	507
Cogeco	200	8
Cott *	1,100	8
Domtar	4,800	380
EnCana	4,200	84
Enghouse Systems	600	8
Goldcorp	20,900	761
Imperial Oil	600	24
Intertape Polymer Group *	980	7
Kinross Gold	131,322	1,046
Lassonde Industries, Cl Common Subscription Recei	200	14
Magna International, Cl A	20,600	830
New Gold *	78,500	692
Nexen	49,348	771
Niko Resources	9,655	285
Onex	5,700	210
Potash Saskatchewan	25,509	1,008
Precision Drilling *	62,200	484
Royal Bank of Canada	1,300	65
Silver Wheaton	24,200	620
Suncor Energy	66,089	1,787
Talisman Energy	30,045	316
Toronto-Dominion Bank	14,399	1,099
Transcontinental, Cl A	1,000	9
Vermilion Energy (A)	16,700	701

		14,441

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

International Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Chile — 0.2%
Sociedad Quimica y Minera de
Chile ADR	14,600	$759

China — 0.8%
Dongfeng Motor Group	382,200	650
Huaneng Power International	1,568,000	996
Industrial & Commercial Bank of China	1,492,000	907
PetroChina	6,000	8

		2,561

Colombia — 0.1%
Ecopetrol ADR	2,415	144

Czech Republic — 0.1%
Komercni Banka	2,339	347

Denmark — 1.1%
AP Moller - Maersk, Cl A	2	12
AP Moller - Maersk, Cl B	59	366
Coloplast, Cl B	77	13
Jyske Bank *	23,235	603
Novo-Nordisk, Cl B	11,737	1,561
Novozymes, Cl B	640	17
TrygVesta (A)	17,991	944
William Demant Holding *	322	29

		3,545

Finland — 0.5%
Elisa, Cl A	2,044	40
Fortum	485	9
Kone, Cl B	259	15
Metso	2,398	78
Nokia	130,010	341
Nokia ADR (A)	117,572	314
Nokian Renkaat	801	30
Pohjola Bank, Cl A	1,850	19
Sampo, Cl A	940	22
Stora Enso, Cl R	123,251	668
Wartsila, Cl B	2,445	80

		1,616

France — 8.4%
Aeroports de Paris	213	15
Air Liquide	7,485	810
Alcatel-Lucent * (A)	670,270	1,043
Alstom	7,861	228
Areva	17,290	201
Arkema	13,797	902
AtoS	67	4
AXA	82,410	925
BNP Paribas (A)	45,113	1,435
Bureau Veritas	133	11
Carrefour	34,173	589
Christian Dior	397	52
Cie Generale de Geophysique- Veritas *	3,888	84
Cie Generale d’Optique Essilor International (A)	16,729	1,429
Compagnie de St.-Gobain	378	13

Description	Shares	Market Value ($ Thousands)

Compagnie Generale des Etablissements Michelin, Cl B	15,483	$905
Danone	902	58
Dassault Systemes	447	41
Edenred (A)	1,354	36
Electricite de France (A)	19,492	375
Eutelsat Communications	26,025	681
France Telecom	366	4
Iliad	619	80
Legrand (A)	36,999	1,113
L’Oreal	9,929	1,116
LVMH Moet Hennessy Louis Vuitton	12,881	1,902
Maisons France Confort	282	7
Nexity	300	6
Pernod-Ricard	287	28
PPR	273	39
Publicis Groupe	1,137	53
Renault	4,216	177
Rexel (A)	46,430	826
Safran (A)	35,524	1,220
Sanofi-Aventis	48,730	3,314
Schneider Electric	43,360	2,309
SCOR	1,559	34
SES Global	1,625	36
Societe BIC	89	8
Sodexo	20,831	1,512
Technip	13,010	1,186
Tessi	124	11
Thales (A)	12,584	372
Total	40,536	1,742
Unibail-Rodamco ‡	188	31
Vinci	581	23
Vivendi (A)	18,614	301

		27,287

Germany — 7.7%
Adidas	930	69
Allianz	3,839	347
BASF	13,314	928
Bayer	21,466	1,357
Bayerische Motoren Werke	4,174	316
Beiersdorf	66	4
Brenntag	10,997	1,239
Celesio	1,374	19
Continental (A)	6,614	551
DaimlerChrysler	20,703	958
Deutsche Bank (A)	9,322	335
Deutsche Boerse	36,581	1,742
Deutsche Lufthansa	27,076	284
Deutsche Post	65,902	1,085
Deutsche Telekom	68,211	673
E.ON	400	7
Fresenius	843	80
Fresenius Medical Care (A)	21,079	1,399
GEA Group	44,230	1,125
Hannover Rueckversicherung	1,169	62
HeidelbergCement	1,975	86
Henkel	465	26
Infineon Technologies	44,444	351
Kabel Deutschland Holding *	22,147	1,256
Lanxess	1,424	95
Leifheit	252	7

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

International Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Linde	18,074	$2,773
Merck KGaA	2,445	226
Muenchener Rueckversicherungs	7,645	948
SAP (A)	32,017	1,837
SAP ADR	14,400	825
Schuler	267	7
Siemens	34,622	2,847
Suedzucker	5,065	154
Symrise	37,366	1,050
United Internet	1,242	21
Volkswagen	272	41

		25,130

Guernsey — 0.0%
Resolution	23,374	69

Hong Kong — 3.3%
AIA Group	325,600	1,061
ASM Pacific Technology (A)	4,400	54
Chaoda Modern Agriculture * (A)	1,048,000	149
Cheung Kong Infrastructure Holdings	7,000	38
China Merchants Holdings International	48,000	146
China Mobile	217,000	2,195
China Mobile ADR	17,500	888
CLP Holdings	67,900	553
CNOOC	321,000	581
CSI Properties	170,000	6
First Pacific	258,900	267
Galaxy Entertainment Group * (A)	16,000	39
Hang Lung Group	8,000	46
Hang Seng Bank	100	1
Hong Kong & China Gas	15,000	35
Hongkong Land Holdings	51,000	286
Hutchison Telecommunications Hong Kong Holdings	236,000	104
Hutchison Whampoa	54,600	449
Jardine Strategic Holdings	48,021	1,454
Lai Sun Development *	584,000	8
Li & Fung	120,000	220
New World Development	50,000	54
Orient Overseas International	6,500	35
Power Assets Holdings	8,000	56
Sino-Forest, Cl A * (A)	21,000	2
SJM Holdings	14,000	25
Sun Hung Kai Properties	76,000	861
TAI Cheung Holdings	13,000	9
Yue Yuen Industrial Holdings	387,000	1,204

		10,826

India — 0.3%
Idea Cellular *	598,195	810
Tata Motors ADR	13,972	290

		1,100

Indonesia — 0.2%
Bank Mandiri	469,800	345
Telekomunikasi Indonesia ADR	4,137	135

		480

Description	Shares	Market Value ($ Thousands)

Ireland — 1.0%
CRH	15,880	$267
Elan *	17,607	252
Experian	105,085	1,464
James Hardie Industries	16,309	118
Kerry Group, Cl A	786	34
Ryanair Holdings ADR *	23,100	709
Smurfit Kappa Group	78,047	491

		3,335

Israel — 0.3%
Check Point Software Technologies *	17,929	919
NICE Systems *	1,073	40

		959

Italy — 1.0%
Banca Intesa	313,908	389
Banche Popolari Unite	29,568	82
Enel	58,060	165
ENI	6,010	116
ERG	20,368	114
Exor	2,333	50
Fiat	1,858	9
Fiat Industrial	6,392	64
Luxottica Group	2,420	78
Pirelli	3,144	31
Saipem	1,437	56
Snam Rete Gas	169,691	685
Telecom Italia	2,055,615	1,406
Terna Rete Elettrica Nazionale	764	3
UniCredit	6,233	19

		3,267

Japan — 18.2%
Aeon	1,400	17
Aeon Credit Service	500	8
Aeon Mall	500	10
Air Water	6,000	69
Aisin Seiki	1,800	56
Ajinomoto	1,000	13
Alfresa Holdings	1,400	68
Alinco	1,200	8
Alpen	2,900	55
Amuse	1,200	15
Aoyama Trading	1,500	35
Arc Land Sakamoto	3,200	50
Asahi Breweries	1,300	28
ASKA Pharmaceutical	2,000	10
Astellas Pharma	1,700	67
AT-Group	3,000	41
Autobacs Seven	500	26
Belluna	1,600	12
Bridgestone	34,100	729
Bunka Shutter	3,000	12
Calsonic Kansei	39,000	226
Canon	500	20
Central Automotive Products	2,000	12
Central Glass	13,000	52
Central Japan Railway	71	578
Chiba Bank	5,000	28
Chiyoda	6,000	71
Chuetsu Pulp & Paper	4,000	7

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

International Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Chugoku Bank	6,000	$71
Chugoku Electric Power	2,600	41
Citizen Holdings	9,100	52
Coca-Cola West	44,500	747
Corona	600	7
Cosmo Oil	4,000	10
Credit Saison	4,500	86
DA Consortium	25	7
Dai Nippon Printing	166,500	1,259
Daicel	49,000	279
Daido Steel	7,000	42
Daihatsu Motor	8,000	137
Dai-ichi Life Insurance	3	3
Daiichi Sankyo	16,200	261
Daikin Industries	300	8
Daikoku Denki	500	9
Dainichi	900	7
Dainippon Sumitomo Pharma	30,000	287
Daito Trust Construction	7,400	651
Daiwa House Industry	42,000	536
Dena	97	2
Dentsu	300	8
EDION	24,200	128
Eisai	1,200	49
FANUC	12,800	2,207
Fast Retailing	300	67
Fuji Heavy Industries	8,000	62
Fuji Kiko *	3,000	9
FUJIFILM Holdings	66,300	1,242
Fujitsu	32,000	140
Fukuoka Financial Group	27,000	100
Geo	40	47
Gree (A)	5,000	80
Gunma Bank	5,000	22
Hachijuni Bank	62,000	297
Hakuhodo DY Holdings	300	19
Hamamatsu Photonics	300	11
Happinet	1,000	9
Hino Motors	75,000	498
Hiroshima Bank	16,000	54
HIS	2,700	86
Hitachi	148,100	848
Hitachi Chemical	1,300	21
Hitachi Construction Machinery	500	10
Hitachi High-Technologies	2,300	51
Hitachi Metals	1,000	12
Hokkaido Coca-Cola Bottling	2,000	10
Hokkan Holdings	3,000	9
Hokuriku Electric Power	1,800	28
Honda Motor	85,800	2,749
Idemitsu Kosan	500	45
IHI	82,000	168
Iida Home Max	8,800	62
Inabata	1,700	10
Information Services International-Dentsu	1,100	8
Inpex	32	185
Isetan Mitsukoshi Holdings	7,000	70
Isuzu Motors	9,000	48
IT Holdings	10,100	113
Itfor	2,200	8
Itochu	6,400	70

Description	Shares	Market Value ($ Thousands)

Itochu Techno-Solutions	600	$28
Iyo Bank	8,000	60
J Front Retailing	10,000	47
J Trust	3,400	35
Japan Carlit	1,700	8
Japan Petroleum Exploration	400	15
Japan Steel Works	46,000	242
Japan Tobacco	29	162
JFE Shoji Trade	6,000	26
JGC	58,000	1,592
Joyo Bank	13,000	54
JS Group	1,100	20
JSR	2,200	38
Jupiter Telecommunications	1,610	1,649
Justsystems *	2,800	7
JVC Kenwood Holdings	18,800	63
JX Holdings	300	2
Kajima	20,000	52
Kamei	1,000	10
Kamigumi	1,000	8
Kanematsu *	41,000	43
Kansai Paint	84,600	810
Kao	12,700	328
Kasumi	1,400	9
KDDI	202	1,248
Keikyu	10,000	87
Keio	20,000	137
Keisei Electric Railway	10,000	78
Keyence	1,700	385
Kikkoman	2,000	24
Kintetsu (A)	31,000	108
Koito Manufacturing	1,000	13
Komatsu	9,600	230
Konaka	1,500	22
Konami	3,000	63
Konica Minolta Holdings	6,000	43
Kubota	10,000	86
Kuraray	1,800	23
Kurita Water Industries	300	7
Kyokuto Kaihatsu Kogyo	800	7
Kyowa Hakko Kirin	10,000	98
Lawson	600	42
Mabuchi Motor	35,100	1,354
Macnica	300	6
Makita	1,100	37
Marubeni	74,000	474
Marui Group	2,900	21
Maruka Machinery	900	10
Maxvalu Tokai	500	7
Medipal Holdings	5,400	68
Megane TOP	3,050	35
MEIJI Holdings	200	8
Melco Holdings	400	8
Mikuni Coca-Cola Bottling	800	7
Mirait Holdings	1,100	8
Mitani	600	7
Mitsubishi	50,800	994
Mitsubishi Chemical Holdings	4,200	19
Mitsubishi Gas Chemical	1,000	6
Mitsubishi Heavy Industries	23,000	93
Mitsubishi Materials	23,000	63
Mitsubishi Motors *	24,000	24

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

International Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Mitsubishi Shokuhin	400	$9
Mitsubishi UFJ Financial Group	78,000	338
Mitsubishi UFJ Lease & Finance	1,080	41
Mitsui	600	9
Mitsui Chemicals	4,000	10
Mitsui Sumitomo Insurance Group Holdings	55,300	849
Mitsui Trust Holdings	246,310	622
Mizuho Financial Group	13,200	19
Murakami	1,000	13
Murata Manufacturing	300	16
Nabtesco	900	20
Nafco	400	7
Namco Bandai Holdings	13,400	163
NEC	15,000	22
NEC Fielding	1,400	17
NEC Networks & System Integration	3,600	56
NET One Systems	5,800	80
NHK Spring	4,300	46
Nichiha	1,300	13
Nichii Gakkan	4,500	44
Nidec	400	33
Nikon	1,500	42
Nintendo	8,500	990
Nippo	8,000	75
Nippon Paper Group	400	6
Nippon Telegraph & Telephone	48,100	2,073
Nippon Telegraph & Telephone ADR	40,116	859
Nishio Rent All	900	10
Nissan Motor	12,100	117
Nissei Plastic Industrial	1,900	8
Nissin Food Products	400	15
Nitto Denko	300	12
NOK	3,400	72
Nomura Real Estate Holdings	12,900	202
NTT Data	15	43
NTT DoCoMo	2	3
Odakyu Electric Railway, Cl B	8,000	73
OJI Paper	4,000	15
Ono Pharmaceutical	1,400	79
Oriental Land	300	33
ORIX	40	3
Otsuka	200	16
Otsuka Holdings	12,000	377
Panasonic	33,400	222
Press Kogyo	1,000	5
Rakuten	42	45
Relo Holdings	1,800	52
Resona Holdings	7,800	29
Ricoh Leasing	2,800	64
Riken	2,000	8
Rinnai	400	26
Rohm	15,900	577
Rokko Butter	1,900	11
Sankyo	19,200	926
Sankyo Frontier	2,000	10
Sanrio (A)	1,800	58
Sanshin Electronics	1,100	7
Santen Pharmaceutical	300	11
Sapporo Hokuyo Holdings	85,000	245

Description	Shares	Market Value ($ Thousands)

Sasebo Heavy Industries	15,000	$18
SBI Holdings	105	7
Secom	14,200	627
Sega Sammy Holdings	26,900	478
Seika	3,000	9
Seino Holdings	11,000	72
Sekisui Chemical	159,000	1,357
Sekisui House	47,000	397
Seven & I Holdings	103,600	3,117
Sharp	4,000	21
Shikoku Electric Power	6,100	143
Shin Nippon Air Technologies	1,400	8
Shin-Etsu Chemical	13,900	714
Ship Healthcare Holdings	2,300	54
Shiseido	76,200	1,198
Shizuoka Bank	6,000	59
Shobunsha Publications	2,100	14
Showa Denko	9,000	18
SMC	10,700	1,757
SNT	2,000	10
Softbank	33,000	1,031
Sojitz	85,600	135
Sony Financial Holdings	81,400	1,167
Square Enix Holdings	900	14
Stanley Electric	2,400	33
Sumitomo	8,000	107
Sumitomo Densetsu	1,000	7
Sumitomo Heavy Industries	3,000	13
Sumitomo Mitsui Financial Group	43,600	1,273
Sumitomo Precision Products	7,000	35
Sumitomo Rubber Industries	2,100	26
Suruga Bank	2,000	18
Suzuken	5,200	162
Suzuki Motor	4,300	89
Taiho Kogyo, Cl A	2,000	24
Taisei	4,000	10
Taisho Pharmaceutical Holdings	100	8
Takamatsu Construction Group	500	7
Takashimaya	6,000	42
TBK	1,000	6
TDK	200	9
Tobu Railway	35,000	171
Toho	4,000	64
Toho Holdings	3,800	73
Tokai	500	11
Tokyo Electron	16,800	758
Tokyo Energy & Systems	2,000	9
Tokyo Sangyo	2,000	7
Tokyu	14,000	62
Tokyu Construction	4,690	9
Tokyu Land	14,000	62
TonenGeneral Sekiyu	1,000	9
Toppan Printing	5,000	31
Topre	900	8
Toray Industries	5,000	33
Toshiba	2,000	7
Toshiba TEC	18,000	63
Totetsu Kogyo	3,000	31
TOTO	1,000	7
Toyo Seikan Kaisha	700	8
Toyo Suisan Kaisha	1,000	26
Toyota Motor	72,600	2,814

5	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

International Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Toyota Motor ADR	5,483	$422
Toyota Tsusho	18,500	341
Trend Micro	1,400	38
TS Tech	400	7
Ube Industries	6,000	14
Unicharm	1,200	65
Unipres	4,200	116
USS	700	71
Wacoal Holdings	38,723	439
Warabeya Nichiyo	2,000	31
Yakult Honsha	400	14
Yamaguchi Financial Group	2,000	16
Yamato Holdings	2,600	41
Yamato Kogyo	1,000	27
Yamazaki Baking	1,000	14
Yaskawa Electric	131,000	982
Yokogawa Electric	3,700	31
Yorozu	500	8
Yurtec	2,000	7
Zeon	13,000	100

		58,930

Jersey — 0.0%
Randgold Resources	530	42

Malaysia — 0.0%
Telekom Malaysia	4,600	8

Mexico — 0.0%
America Movil ADR, Ser L	277	7
Grupo Simec ADR *	1,904	17
Industrias, Ser B *	8,800	35

		59

Netherlands — 5.0%
Aegon	1,711	7
Akzo Nobel (A)	55,307	2,526
ASML Holding	10,292	472
Boskalis Westminster	2,016	60
European Aeronautic Defense and Space	23,754	795
Gemalto	9,442	601
Heineken	8,882	423
Heineken Holding	359	15
Imtech	28,025	724
ING Groep *	174,462	1,008
Koninklijke Ahold	130,136	1,529
Koninklijke Vopak	2,447	144
Reed Elsevier	184,902	1,917
Royal Dutch Shell, Cl B	40,158	1,285
Royal Dutch Shell, Cl A (GBP)	13,326	412
Royal Dutch Shell, Cl A	43,232	1,338
SBM Offshore	2,447	32
TNT	174,276	587
Unilever	45,723	1,439
Wolters Kluwer	60,652	881

		16,195

New Zealand — 0.2%
Chorus *	38,975	95
Contact Energy *	2,163	8
Fletcher Building	2,407	11

Description	Shares	Market Value ($ Thousands)

Telecom of New Zealand	227,243	$441

		555

Norway — 0.7%
DnB	163,462	1,474
Gjensidige Forsikring	1,805	19
Marine Harvest *	593,906	290
Orkla	2,403	16
Seadrill	9,822	324
Statoil	7,904	178
Telenor (A)	3,013	44

		2,345

Poland — 0.1%
KGHM Polska Miedz	5,375	193

Portugal — 0.0%
Cimpor Cimentos de Portugal *	1,549	10
Energias de Portugal	12,327	26
Galp Energia SGPS, Cl B	556	7
Jeronimo Martins	2,537	45

		88

Russia — 0.5%
Gazprom OAO ADR	53,064	466
Lukoil OAO ADR	125	6
NovaTek OAO GDR	4,175	397
Sberbank of Russia ADR	68,314	677

		1,546

Singapore — 1.4%
City Developments	1,000	8
ComfortDelGro	7,000	8
DBS Group Holdings	66,000	677
Fraser and Neave	29,000	144
Golden Agri-Resources	13,000	7
GP Batteries International	5,000	4
Jardine Cycle & Carriage	4,000	131
Keppel	27,180	211
Oversea-Chinese Banking	20,000	130
Popular Holdings	43,000	7
QAF	13,000	7
SembCorp Industries	86,000	322
SembCorp Marine	240,000	832
Singapore Airlines	107,000	863
Singapore Press Holdings	10,200	30
Singapore Telecommunications	48,000	115
Transpac Industrial Holdings	12,000	14
United Overseas Bank	54,000	741
Wheelock Properties Singapore	25,000	32
Wilmar International	28,000	79
Yangzijiang Shipbuilding Holdings	373,000	300

		4,662

South Africa — 0.8%
AngloGold Ashanti	8,500	306
AngloGold Ashanti ADR	21,547	777
Gold Fields	86,903	1,159
Impala Platinum Holdings	27,237	427

		2,669

South Korea — 3.0%
Hana Financial Group	210	7

6	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

International Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Hyundai Heavy Industries	3,563	$806
Hyundai Mobis	3,772	885
Hyundai Motor	2,064	427
Kia Motors	5,666	385
Korea Electric Power ADR	53,956	507
KT ADR	69,200	806
KT&G	31,590	2,104
Samsung Electronics	2,360	2,421
Shinhan Financial Group	19,030	612
SK Telecom ADR	65,852	734

		9,694

Spain — 1.5%
Abertis Infraestructuras	12,023	153
Acciona	781	41
Amadeus IT Holding, Cl A	1,219	22
Banco Bilbao Vizcaya Argentaria	12,300	70
Banco de Sabadell (A)	36,754	60
Banco Popular Espanol (A)	90,787	183
Banco Santander Central Hispano	103,637	551
Bankinter (A)	6,216	19
CaixaBank * (A)	4,996	6
Distribuidora Internacional de Alimentacion *	19,749	86
EDP Renovaveis *	2,039	7
Enagas	57,338	896
Endesa	442	7
Ferrovial (A)	14,378	136
Fomento de Construcciones y Contratas (A)	1,445	18
Gas Natural	13,665	148
Grifols	947	21
Iberdrola	1,398	5
Inditex	1,294	107
Indra Sistemas (A)	90,300	810
Mapfre	8,934	17
Red Electrica	10,601	392
Repsol	15,641	234
Tecnicas Reunidas	23,762	851
Telefonica *	2,344	9
Zardoya Otis	2,629	29

		4,878

Sweden — 2.0%
Alfa Laval	1,504	25
Assa Abloy, Cl B	4,219	109
Atlas Copco, Cl B	9,478	170
Atlas Copco, Cl A	9,197	185
Boliden	6,150	78
Electrolux, Cl B	1,262	24
Elekta, Cl B	19,365	928
Getinge, Cl B	3,166	78
Hennes & Mauritz, Cl B	2,157	64
Hexagon, Cl B	2,459	44
Husqvarna, Cl B	4,605	21
Industrivarden, Cl C (A)	3,566	44
Investor, Cl B	1,390	24
Kinnevik Investment, Cl B	1,599	28
Lundin Petroleum *	8,987	158
Millicom International Cellular	1,208	103
Nordea Bank	62,195	459

Description	Shares	Market Value ($ Thousands)

Sandvik	76,990	$958
Securitas, Cl B	3,813	28
Skandinaviska Enskilda Banken, Cl A	154,928	856
Skanska, Cl B	5,279	70
Svenska Cellulosa, Cl B	2,384	34
Svenska Handelsbanken, Cl A	1,315	37
Swedbank, Cl A	14,138	201
Swedish Match	5,193	197
Tele2, Cl B	1,464	22
Telefonaktiebolaget LM Ericsson, Cl B	147,020	1,248
Telefonaktiebolaget LM Ericsson ADR	31,174	264
Volvo, Cl B	1,964	22

		6,479

Switzerland — 8.6%
ABB	280	4
Aryzta	254	12
Baloise Holding	181	11
Compagnie Financiere Richemont	7,640	435
Credit Suisse Group	28,244	535
Geberit	117	23
Georg Fischer	475	166
Givaudan	2,678	2,482
Glencore International	2,557	14
Helvetia Holding	23	6
Informa	149,309	784
Julius Baer Group	32,266	1,011
Kuehne + Nagel International	253	27
Lindt & Spruengli	19	87
Lonza Group	206	7
Nestle	70,402	3,988
Novartis	73,070	3,793
OC Oerlikon	33,854	282
Partners Group Holding	2,309	383
Roche Holding	34,720	5,417
Schindler Holding	125	14
SGS	973	1,753
Sika	481	869
Sonova Holding	450	42
Sulzer	11,654	1,389
Swatch Group, Cl B	365	141
Swiss Life Holding	1,980	159
Swiss Re	1,870	108
Swisscom	136	49
Syngenta	589	188
Synthes (B)	1,917	313
UBS	115,838	1,310
Zurich Financial Services	9,683	1,979

		27,781

Taiwan — 0.1%
Taiwan Semiconductor Manufacturing ADR	9,397	129
United Microelectronics ADR (A)	139,360	294

		423

7	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

International Equity Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Thailand — 0.0%
Total Access Communication	49,700	$120

United Kingdom — 19.4%
Aggreko	6,003	203
Amec	88,771	1,320
Amlin	200,552	982
Anglo American	251	8
Antofagasta	1,401	22
ARM Holdings	21,395	167
Associated British Foods	8,603	157
AstraZeneca	49,648	2,000
Aviva	252,627	1,017
Babcock International Group	12,929	169
BAE Systems	226,241	950
Balfour Beatty	240,980	1,006
Barclays	334,839	909
Berendsen PLC	10,445	76
BG Group	109,249	2,089
BHP Billiton	63,705	1,661
Bodycote	4,257	25
BP	328,327	1,996
BP PLC ADR	9,717	354
British American Tobacco	49,461	2,328
British Land ‡	5,246	39
British Sky Broadcasting Group	13,674	145
BT Group, Cl A	229,245	728
Bunzl	91,047	1,433
Burberry Group	6,812	143
Cairn Energy	103,080	453
Capita Group	101,458	965
Carnival	303	10
Centrica	275,770	1,314
Compass Group	11,863	116
Diageo	61,233	1,458
Eurasian Natural Resources	101,218	658
Fresnillo	4,013	83
Gem Diamonds *	8,627	27
GKN	11,182	31
GlaxoSmithKline	121,264	2,684
Group 4 Securicor	29,034	124
Hammerson ‡	635	4
Hogg Robinson Group	10,837	10
Home Retail Group	861,456	1,035
HSBC Holdings	222,309	1,743
HSBC Holdings PLC	134,800	1,064
ICAP	124,785	654
Imperial Tobacco Group	26,489	955
Intercontinental Hotels Group	5,484	129
International Power	11,644	74
Intertek Group	3,900	159
ITV	126,804	142
Johnson Matthey	5,149	172
Kazakhmys	24,890	255
Kingfisher	273,501	1,187
Land Securities Group ‡	6,332	69
Legal & General Group	100,339	170
Lloyds Banking Group *	648,514	253
London Stock Exchange Group	3,024	47
Meggitt	12,582	73
Michael Page International	105,848	580

Description	Shares	Market Value ($ Thousands)

Micro Focus International	3,405	$23
Mondi	12,534	98
National Grid	4,523	45
Next	4,087	191
Old Mutual	41,824	91
Pearson	10,671	187
Petrofac	71,577	1,704
Polyus Gold International GDR	112,264	276
Premier Oil *	168,520	883
Prudential	130,056	1,357
QinetiQ	28,251	67
Reed Elsevier	117,926	868
Rexam	159,249	988
Rio Tinto	27,420	1,173
Rio Tinto ADR	14,600	631
Rolls-Royce Holdings	107,877	1,365
Royal Bank of Scotland Group *	93,975	29
SABMiller	7,031	259
Sage Group	220,275	870
Savills	4,724	23
Severn Trent	7,150	189
Shire	67,092	1,888
Smith & Nephew	185	2
SSE	5,884	120
Standard Chartered	2,628	53
Standard Life	19,716	62
Subsea 7	45,365	893
Tate & Lyle	11,860	123
Tesco	683,353	3,182
TUI Travel	11,079	28
Tullow Oil	49,065	1,074
Unilever	2,505	79
United Utilities Group	135,290	1,368
Valiant Petroleum *	1,288	8
Vodafone Group	1,562,136	4,160
Weir Group	5,592	133
Whitbread	702	20
William Hill	58,917	245
Willis Group Holdings	28,800	1,016
WM Morrison Supermarkets	27,143	116
Wolseley	6,260	213
WPP	11,965	142

		62,867

United States — 0.7%
Apple *	1,008	582
Axis Capital Holdings	14,332	472
Capital One Financial	3,026	155
Georgia Gulf	1,213	36
Marcus	2,706	36
Newmont Mining	21,300	1,005
Nutraceutical International *	446	7
PDL BioPharma	3,178	21
Phillips 66 *	232	7
TGC Industries *	794	7
Thomas Properties Group	5,126	24

		2,352

Total Common Stock (Cost $365,619) ($ Thousands)		317,518

8	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

International Equity Fund

May 31, 2012

Description	Shares/Face Amount (1) ($Thousands)		Market Value ($Thousands)

PREFERRED STOCK — 0.2%

Germany — 0.2%
Bayerische Motoren Werke		837	$43
Draegerwerk		177	18
Henkel		5,088	331
Porsche Automobil Holding		521	27
ProSiebenSat.1 Media		3,479	73
Volkswagen (A)		1,769	282

Total Preferred Stock (Cost $820) ($ Thousands)			774

	Number Of Rights

RIGHTS — 0.0%

Australia — 0.0%
AGL Energy, Expires 06/14/12		228	1

Italy — 0.0%
Fiat Industrial, Expires 06/22/12		4,761	—
Fiat Industrial, Expires 06/22/12		4,761	—
Fiat Spa, Expires 06/22/12		4,672	—
Fiat Spa, Expires 06/22/12		4,672	—

			—

Spain — 0.0%
Gas Natural SDG *		13,665	6

Total Rights (Cost $—) ($ Thousands)			7

AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P. 0.170% †** (C)		16,701,883	15,926

Total Affiliated Partnership (Cost $16,702) ($ Thousands)			15,926

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100% †**		4,563,491	4,563

Total Cash Equivalent (Cost $4,563) ($ Thousands)			4,563

TIME DEPOSITS — 2.6%

United States — 2.6%
Brown Brothers Harriman
4.629%, 06/01/12	ZAR	1	1
2.968%, 06/01/12	AUD	9	9
1.650%, 06/01/12	NZD	—	—
0.650%, 06/01/12	NOK	—	—
0.650%, 06/01/12	SEK	—	—
0.242%, 06/01/12	CAD	—	—
0.068%, 06/01/12	GBP	5	5
0.040%, 06/01/12	EUR	296	296
0.030%, 06/01/12		7,830	7,830
0.010%, 06/01/12	DKK	—	—
0.010%, 06/01/12	JPY	39	39
0.010%, 06/01/12	SGD	—	—
0.005%, 06/01/12	CHF	147	147

Description	Face Amount (1) ($ Thousands)		Market Value ($ Thousands)

0.005%, 06/01/12	HKD	2	$2

Total Time Deposits (Cost $8,329) ($ Thousands)			8,329

U.S. TREASURY OBLIGATIONS (D) (E) — 0.5%
U.S. Treasury Bills
0.040%, 08/23/12		$1,273	1,273
0.011%, 06/28/12		266	266

Total U.S. Treasury Obligations (Cost $1,539) ($ Thousands)			1,539

Total Investments — 107.4% (Cost $397,572) ($ Thousands)			$348,656

A list of the open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	107	Jun-2012	$(379)
FTSE 100 Index	30	Jun-2012	(209)
Hang Seng Index	1	Jun-2012	1
SPI 200 Index	2	Jun-2012	(17)
Topix Index	4	Jun-2012	(67)

			$(671)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
7/26/12	EUR	1,438	USD	1,901	$122

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
State Street Bank	$(1,779)	$1,901	$122

For the year ended May 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

9	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

International Equity Fund

May 31, 2012

Percentages are based on a Net Assets of $324,696 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $15,672 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $15,926 ($ Thousands).

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$317,367	$—	$151	$317,518
Preferred Stock	774	—	—	774
Rights	7	—	—	7
Affiliated Partnership	—	15,926	—	15,926
Cash Equivalent	4,563	—	—	4,563
Time Deposits	8,329	—	—	8,329
U.S. Treasury Obligations	—	1,539	—	1,539

Total Investments in Securities	$331,040	$17,465	$151	$348,656

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(671)	$—	$—	$(671)
Forwards Contracts *	—	122	—	122

Total Other Financial Instruments	$(671)	$122	$—	$(549)

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

Investments in Common Stock
Beginning balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Net transfer into Level 3	151
Net transfer out of Level 3	—

Ending balance as of May 31, 2012	$151

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(336)

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

World Equity Ex-US Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.0%

Australia — 2.3%
Aditya Birla Minerals	166,691	$87
Amcor	622,194	4,508
Australia & New Zealand Banking Group	183,023	3,710
Australia & New Zealand Banking Group ADR (A)	925,600	18,836
Beach Energy	1,020,311	1,089
BGP Holdings *	239,898	—
BHP Billiton	255,775	7,931
BHP Billiton ADR (A)	297,200	18,287
Caltex Australia	597,526	7,911
Challenger	480,279	1,528
Iluka Resources	738,052	9,593
Rio Tinto	29,800	1,644
Santos	1,106,651	12,870
Sigma Pharmaceuticals	489,088	289
Telstra	1,206,220	4,153
Telstra ADR	694,600	11,961

		104,397

Austria — 0.8%
Andritz	5,155	273
Conwert Immobilien Invest	842,551	8,855
Erste Group Bank (A)	434,973	7,516
Schoeller-Bleckmann Oilfield Equipment	245,070	19,999
Voestalpine	21,741	543

		37,186

Belgium — 0.4%
Delhaize Group ADR	265,800	9,723
D’ieteren	17,247	653
InBev	129,567	8,771

		19,147

Brazil — 5.3%
Amil Participacoes	2,515,300	22,970
Banco Bradesco ADR (A)	2,155,376	31,555
Banco do Brasil	1,938,800	18,874
BM&F Bovespa	1,175,440	5,605
BR Malls Participacoes	1,425,607	15,674
BRF - Brasil Foods	159,100	2,452
Cia de Saneamento Basico do Estado de Sao Paulo ADR	690,884	48,175
Cia Paranaense de Energia ADR	1,286,700	26,146
Cia Vale do Rio Doce ADR, Cl B (A)	834,400	15,278
Cosan Industria e Comercio (Brazil)	43,700	640
Embraer ADR	295,900	8,344
Natura Cosmeticos	488,900	10,357
Petroleo Brasileiro ADR	630,200	12,327
Tim Participacoes ADR (A)	431,074	10,540
Totvs	826,265	14,699

		243,636

Canada — 7.2%
Aecon Group	24,400	280
Agrium	442,400	34,559
Alimentation Couche Tard, Cl B	105,830	4,174
Aurizon Mines *	57,876	278

Description	Shares	Market Value ($ Thousands)

BCE (A)	66,997	$2,672
Brookfield Asset Management, Cl A	125,439	4,005
Canadian National Railway (A)	254,800	20,777
Canadian Natural Resources	359,642	10,298
Canyon Services Group	1,102,783	11,456
Cascades	32,900	140
Celestica *	139,300	1,010
Cenovus Energy	246,317	7,741
Centerra Gold	120,000	1,250
CGI Group, Cl A *	203,900	4,715
Domtar	59,590	4,714
Dorel Industries, Cl B	21,800	548
Empire, Cl A	32,200	1,713
Enbridge (A)	197,760	7,792
EnCana (A)	154,900	3,087
Goldcorp	78,870	2,858
Imperial Oil	55,900	2,240
Magna International, Cl A (A)	409,200	16,492
Manitoba Telecom Services (A)	13,200	430
Manulife Financial (A)	1,432,600	15,358
Methanex	149,300	4,163
MI Developments	102,230	3,334
National Bank of Canada	11,600	825
Nexen (A)	1,028,800	16,080
Onex	49,300	1,814
Poseidon Concepts (A)	1,198,812	16,666
Potash Corp of Saskatchewan	307,250	12,145
Quebecor, Cl B	36,700	1,338
Rogers Communications, Cl B (A)	263,500	9,041
Saputo (A)	89,700	3,706
Suncor Energy	306,800	8,302
TELUS, Cl A	74,900	4,242
Toronto-Dominion Bank	344,900	26,337
Trican Well Service	1,370,482	16,195
Valeant Pharmaceuticals International *	313,723	15,286
West Fraser Timber	17,200	779
Yamana Gold	2,262,134	33,031

		331,871

Chile — 0.1%
CFR Pharmaceuticals	20,196,530	4,110
Enersis ADR	94,993	1,634

		5,744

China — 3.9%
Anhui Conch Cement (A)	4,596,000	14,154
Baidu ADR *	98,192	11,564
China Life Insurance	2,643,774	6,207
China Merchants Bank	5,155,227	9,951
China National Building Material (A)	2,182,000	2,648
China Oilfield Services	9,989,400	13,876
China Petroleum & Chemical	24,236,600	21,580
China Shipping Container Lines * (A)	37,869,900	9,515
China Telecom	4,282,000	1,964
Industrial & Commercial Bank of China	29,561,800	17,979
Lenovo Group	4,190,000	3,563

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

World Equity Ex-US Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Mindray Medical International ADR (A)	468,800	$14,153
PetroChina	10,120,000	12,805
Shanghai Friendship Group, Cl B	241,620	320
Sinopharm Group (A)	2,702,586	6,122
Tencent Holdings	303,935	8,357
Weichai Power * (A)	4,044,000	17,847
Yanzhou Coal Mining ADR * (A)	346,100	5,766
Zhaojin Mining Industry	1,015,500	1,196

		179,567

Colombia — 0.3%
BanColombia ADR, Cl R	266,600	15,785

Czech Republic — 0.2%
Komercni Banka	55,200	8,197

Denmark — 0.7%
AP Moller - Maersk, Cl B	322	1,997
Carlsberg, Cl B	7,818	583
Coloplast, Cl B	8,042	1,382
FLSmidth (A)	48,450	2,545
GN Store Nord	22,253	261
Novo-Nordisk, Cl B (A)	179,519	23,883

		30,651

Finland — 0.2%
Konecranes (A)	71,750	1,713
Stora Enso, Cl R	838,126	4,545
UPM-Kymmene	182,128	1,866

		8,124

France — 3.0%
Air Liquide	150,068	16,230
Alstom	73,340	2,131
Arkema (A)	110,054	7,198
BNP Paribas (A)	222,936	7,091
Capital Gemini (A)	266,500	8,979
Compagnie Generale des Etablissements Michelin, Cl B (A)	119,717	6,994
Faurecia	36,200	593
France Telecom ADR (A)	1,460,000	18,440
LVMH Moet Hennessy Louis Vuitton	122,676	18,111
Peugeot	198,919	1,962
Publicis Groupe	251,641	11,640
Sanofi-Aventis (A)	275,800	18,756
Societe Generale	232,161	4,610
Teleperformance	86,530	2,068
Thales (A)	23,515	695
Total	253,162	10,882
Valeo	26,885	1,136
Vallourec (A)	74,100	2,767
Wendel	9,263	607

		140,890

Germany — 5.9%
Aareal Bank *	15,893	236
Adidas	273,108	20,325
Allianz	116,900	10,568

Description	Shares	Market Value ($ Thousands)

BASF	326,666	$22,772
Bayer	157,603	9,966
Bayerische Motoren Werke	78,050	5,897
Celesio (A)	82,099	1,131
Commerzbank *	457,668	755
Deutsche Boerse	148,700	7,081
Deutsche Lufthansa	847,268	8,886
Deutsche Post	544,799	8,973
Deutz *	43,415	226
Dialog Semiconductor *	746,428	14,421
Duerr	23,660	1,330
Freenet	141,397	1,943
Fresenius Medical Care (A)	309,528	20,548
GEA Group	559,149	14,228
Gildemeister	37,137	614
Hannover Rueckversicherung	10,006	535
Henkel	272,532	14,946
Infineon Technologies	784,154	6,193
Kabel Deutschland Holding *	290,003	16,451
Lanxess	77,232	5,117
Leoni	33,135	1,355
Muenchener Rueckversicherungs	102,248	12,674
Norddeutsche Affinerie	119,040	5,430
Rheinmetall	23,105	953
SAP (A)	682,351	39,147
Siemens	166,601	13,701
Stada Arzneimittel (A)	6,763	192
Suedzucker	214,271	6,515

		273,109

Hong Kong — 3.2%
AIA Group	1,846,400	6,019
Chaoda Modern Agriculture *	52,790	7
China Mobile	1,783,000	18,035
CLP Holdings	1,187,500	9,670
CNOOC	8,650,097	15,649
First Pacific	17,190,027	17,720
Hang Seng Bank	749,700	9,689
Hengdeli Holdings	40,130,000	11,789
Hong Kong Exchanges and Clearing	931,600	13,156
Hongkong Land Holdings	90,000	504
Jardine Matheson Holdings	293,475	14,204
Jardine Strategic Holdings	11,000	333
Melco Crown Entertainment ADR *	308,412	3,624
New World Development	512,000	552
Orient Overseas International	3,266,500	17,678
Power Assets Holdings	581,500	4,065
RCG Holdings *	54,383	5
SJM Holdings	1,437,000	2,551
Yue Yuen Industrial Holdings	397,500	1,237

		146,487

India — 0.7%
Allahabad Bank	402,797	939
Andhra Bank	163,260	316
ICICI Bank ADR	269,600	7,589
Indian Bank *	128,394	387
Indian Overseas Bank	123,917	179
ITC	957,670	3,911
JBF Industries	28,129	56

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

World Equity Ex-US Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Oriental Bank of Commerce	87,986	$359
Petronet LNG	996,930	2,271
Tata Motors	1,888,821	7,837
Tata Motors ADR (A)	453,500	9,428
Zuari Holdings *	6,801	39
Zuari Industries	6,801	15

		33,326

Indonesia — 1.1%
Altisource Portfolio Solutions *	24,955	1,444
Bank Negara Indonesia Persero	1,570,000	618
Bank Rakyat Indonesia Persero	26,798,248	16,107
Charoen Pokphand Indonesia	54,346,500	15,176
Kalbe Farma	36,679,979	15,121
Telekomunikasi Indonesia ADR (A)	37,644	1,226

		49,692

Ireland — 0.9%
Accenture, Cl A	6,200	354
Covidien	228,200	11,816
Experian	1,065,996	14,849
ICON ADR *	704,667	15,129

		42,148

Israel — 1.3%
Bank Hapoalim	891,142	2,846
Ceragon Networks *	345,741	2,897
Check Point Software Technologies *	618,698	31,702
Israel Discount Bank, Cl A *	570,084	625
Teva Pharmaceutical Industries ADR	617,950	24,218

		62,288

Italy — 0.5%
Enel	637,034	1,813
Exor	139,466	2,975
Lottomatica	96,564	1,680
Tod’s (A)	149,489	14,713

		21,181

Japan — 12.4%
Aeon	782,500	9,480
Aisin Seiki	79,000	2,473
Alfresa Holdings	63,200	3,063
Alpine Electronics	80,100	867
Arnest One	25,200	294
Asahi Glass ADR	842,100	5,634
Autobacs Seven	13,500	699
Brother Industries	151,600	1,661
Calsonic Kansei	753,000	4,369
Canon	281,276	11,299
Central Glass	71,000	285
Central Japan Railway	381	3,100
Daicel	586,000	3,333
Daihatsu Motor	432,000	7,426
Dai-ichi Life Insurance	7,730	7,748
Daiichikosho	23,200	479
Daikyo	1,523,000	3,360
Dainippon Screen Manufacturing	201,000	1,451
Dainippon Sumitomo Pharma	505,300	4,833
Daito Trust Construction	115,800	10,190

Description	Shares	Market Value ($ Thousands)

Daiwa House Industry	1,146,000	$14,614
DCM Japan Holdings	66,300	448
Dena	409,700	8,548
Denso	585,200	17,680
EDION (A)	243,300	1,291
FamilyMart	55,700	2,529
FANUC	61,750	10,647
Fuji Heavy Industries ADR	1,467,000	22,416
Fuji Media Holdings	2,086	3,325
Fujitsu	1,230,000	5,380
Geo	200	235
GMO internet	73,600	339
Gulliver International	6,900	220
Hino Motors	336,000	2,232
HIS	49,300	1,570
Hitachi	8,735,900	50,021
Honda Motor ADR	567,800	18,051
Idemitsu Kosan	22,600	2,046
IHI	1,284,000	2,636
Isetan Mitsukoshi Holdings	169,500	1,705
IT Holdings	142,200	1,585
Itochu Techno-Solutions	13,700	634
Izumi	37,000	749
Japan Securities Finance	2,382,001	11,392
JGC	115,000	3,156
JVC Kenwood Holdings	63,300	211
Kaken Pharmaceutical	24,000	312
Kao	28,200	729
KDDI	5,019	31,011
Komatsu	1,083,026	25,938
Konica Minolta Holdings	518,500	3,716
Kyorin	9,000	186
Maeda Road Construction	71,000	752
Medipal Holdings	374,800	4,751
Megane TOP	38,400	440
Melco Holdings	14,100	289
Miraca Holdings	51,900	1,981
Misawa Homes *	59,600	825
Mitsubishi Estate	245,000	3,809
Mitsubishi UFJ Financial Group	3,787,708	16,423
Mitsui ADR	62,200	17,609
Mitsui Matsushima	258,000	424
Mizuho Financial Group	13,223,000	19,392
Nagase	53,000	618
Namco Bandai Holdings	185,500	2,257
NEC Networks & System Integration	39,800	622
NET One Systems	136,000	1,880
Nichii Gakkan	280,900	2,744
Nippo	166,000	1,554
Nippon Express	102,000	399
Nippon Flour Mills	78,000	330
Nippon Light Metal	1,181,000	1,581
Nippon Steel	4,780,000	10,729
Nippon Telegraph & Telephone	158,100	6,815
Nissan Motor	533,400	5,156
Nitto Denko ADR	468,030	18,829
Nomura Real Estate Holdings	44,100	689
NTT Data	613	1,761
Oki Electric Industry, Cl B *	146,000	203
Osaka Securities Exchange (A)	2,391	13,843
Otsuka	10,000	795

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

World Equity Ex-US Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Otsuka Holdings	10,200	$321
Pioneer * (A)	612,800	2,321
Sapporo Hokuyo Holdings	224,800	648
Secom	419,800	18,550
Sega Sammy Holdings	491,000	8,722
Seino Holdings	201,000	1,310
Sekisui Chemical	27,000	230
Shimachu	24,700	513
Ship Healthcare Holdings	33,900	798
SKY Perfect JSAT Holdings	3,769	1,541
Softbank	527,983	16,496
Sojitz	1,141,600	1,805
Suzuken	92,600	2,879
Sysmex	363,916	14,944
Toagosei	341,000	1,266
Toho Holdings	134,600	2,602
Tokyo Seimitsu	60,500	1,051
Tokyu Land	51,000	226
Toshiba TEC	168,000	591
Toyo Seikan Kaisha	69,500	787
Toyota Motor	546,069	21,170
Toyota Tsusho	19,300	356
TS Tech	18,700	331
Unipres	53,700	1,483
United Arrows	19,300	480
Watabe Wedding	7,955	72
Xebio	17,600	424
Zeon	937,000	7,193

		574,206

Malaysia — 0.1%
Affin Holdings	236,400	229
DiGi.Com	523,000	660
Hong Leong Financial Group	94,700	358
RHB Capital	310,300	727
Telekom Malaysia	2,081,500	3,537

		5,511

Mexico — 0.4%
Alfa, Cl A	134,504	1,680
Fomento Economico Mexicano	89,100	702
Fomento Economico Mexicano ADR	62,430	4,921
Wal-Mart de Mexico	4,403,900	10,575

		17,878

Netherlands — 4.7%
ASML Holding	261,100	11,977
Chicago Bridge & Iron	411,566	14,792
Core Laboratories	288,000	36,835
European Aeronautic Defense and Space	395,164	13,226
Heineken	180,700	8,612
ING Groep *	336,110	1,941
LyondellBasell Industries, Cl A	386,546	15,253
NXP Semiconductor *	752,547	15,887
Reed Elsevier	1,742,300	18,070
Royal Dutch Shell, Cl A (GBP)	120,089	3,717
Royal Dutch Shell, Cl A	1,214,446	37,585
Royal Dutch Shell ADR, Cl A	368,700	22,926
Royal KPN (A)	710,828	6,719
Unilever	137,110	4,314

Description	Shares	Market Value ($ Thousands)

Yandex, Cl A *	236,700	$4,717

		216,571

New Zealand — 0.1%
Chorus *	229,090	561
Telecom of New Zealand	1,145,450	2,221

		2,782

Norway — 2.0%
DnB	1,847,508	16,655
Norsk Hydro	2,680,900	11,128
Seadrill	673,059	22,211
Statoil	344,817	7,780
Statoil ADR (A)	1,456,600	33,065
STX OSV Holdings	671,000	755

		91,594

Peru — 0.3%
Cementos Pacasmayo ADR *	1,005,841	10,974
Credicorp	28,600	3,568

		14,542

Poland — 0.2%
KGHM Polska Miedz	191,110	6,868
Polski Koncern Naftowy Orlen	37,153	347
Tauron Polska Energia	321,681	387

		7,602

Portugal — 0.3%
Jeronimo Martins	866,194	15,385

Qatar — 0.3%
Industries Qatar QSC	400,190	15,048

Russia — 0.5%
Lukoil ADR	150,832	7,901
Mail.ru Group GDR *	407,672	12,789
NovaTek OAO GDR	25,710	2,442

		23,132

Singapore — 1.4%
Avago Technologies	506,774	16,774
DBS Group Holdings	1,414,000	14,505
Ho Bee Investment	9,620,849	8,361
Oversea-Chinese Banking	148,000	960
United Overseas Bank	71,000	974
United Overseas Bank ADR	719,200	19,692
UOB-Kay Hian Holdings	55,000	68
Yangzijiang Shipbuilding
Holdings	1,817,000	1,459

		62,793

South Africa — 0.6%
Exxaro Resources	138,010	3,049
Sasol ADR	573,300	24,354
Telkom	253,773	679

		28,082

South Korea — 3.9%
Daum Communications	129,416	11,086
Hana Financial Group	312,560	9,852
Hanjin Shipping	455,210	5,188
Hyundai Mobis	67,429	15,825

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

World Equity Ex-US Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Hyundai Motor	131,503	$27,186
Kia Motors	269,810	18,334
KISCO Holdings	616	18
Korea Zinc	7,684	2,311
POSCO	37,295	11,439
POSCO ADR (A)	199,700	15,123
Samsung Electronics	27,766	28,489
SK Holdings	60,747	6,305
SK Telecom	10,484	1,071
SK Telecom ADR	1,520,315	16,936
Woori Finance Holdings	347,520	3,239
Woori Finance Holdings ADR (A)	290,600	8,160

		180,562

Spain — 0.2%
Amadeus IT Holding, Cl A	13,236	242
Banco Popular Espanol	180	—
Mapfre	4,722,287	9,144

		9,386

Sweden — 1.6%
Billerud	58,221	447
Getinge, Cl B (A)	744,498	18,482
Hennes & Mauritz, Cl B	444,305	13,187
Industrivarden, Cl C (A)	30,611	372
Kinnevik Investment, Cl B	287,209	5,037
Saab, Cl B	16,556	256
Sandvik	268,260	3,339
Scania, Cl B	54,326	861
Svenska Cellulosa ADR	571,900	8,195
Svenska Handelsbanken, Cl A	204,400	5,707
Swedbank, Cl A	218,237	3,098
Telefonaktiebolaget LM Ericsson ADR	1,605,800	13,617
Trelleborg, Cl B	61,194	596

		73,194

Switzerland — 3.4%
Clariant	99,297	1,011
Credit Suisse Group	1,908	36
Credit Suisse Group ADR (A)	468,800	8,968
Forbo Holding	3,531	2,280
Georg Fischer	4,141	1,449
Julius Baer Group	267,591	8,388
Nestle	397,377	22,512
Novartis	280,912	14,584
Novartis ADR	232,900	12,118
OC Oerlikon	491,748	4,104
Roche Holding	164,212	25,618
STMicroelectronics	542,479	2,763
Swatch Group, Cl B	30,246	11,625
Swiss Life Holding	11,788	944
Syngenta	24,560	7,860
Transocean	248,200	10,134
Zurich Insurance Group ADR (A)	1,226,000	25,268

		159,662

Taiwan — 1.0%
Advanced Semiconductor
Engineering ADR (A) Far EasTone	4,330,676	20,051
Telecommunications	130,000	289

Description	Shares	Market Value ($ Thousands)

Fubon Financial Holding	8,617,612	$8,560
Hiwin Technologies	178,680	1,790
Hwa Fong Rubber *	616,000	106
Long Bon International	488,000	208
Taishin Financial Holding	2,193,211	823
Taiwan Semiconductor Manufacturing ADR (A)	654,500	8,986
United Microelectronics	4,159,000	1,825
United Microelectronics ADR (A)	1,211,600	2,557

		45,195

Thailand — 1.6%
Advanced Info Service	2,296,700	12,922
Bangkok Bank	1,564,600	8,852
Charoen Pokphand Foods	17,427,100	20,815
CP ALL	13,438,426	14,467
Krung Thai Bank	5,781,800	2,726
Siam Commercial Bank	841,000	3,714
Total Access Communication	3,868,600	9,363

		72,859

Turkey — 0.6%
Akbank	3,381,563	10,343
Arcelik	125,831	528
KOC Holding ADR	521,850	8,480
Turkiye Garanti Bankasi	1,590,229	5,103
Turkiye Halk Bankasi	72,305	444
Turkiye Vakiflar Bankasi Tao, Cl D	1,578,333	2,515

		27,413

United Kingdom — 13.5%
Aberdeen Asset Management	964,640	3,608
Anglo American	101,690	3,085
ARM Holdings	1,090,492	8,501
ARM Holdings ADR	1,328,800	31,214
AstraZeneca	417,952	16,841
AstraZeneca ADR	597,600	24,149
BAE Systems ADR (A)	999,000	17,003
Barclays	347,941	944
BG Group	1,015,549	19,421
BHP Billiton	60,506	1,578
Bodycote	40,421	236
BP	848,613	5,158
BP PLC ADR	197,128	7,187
British American Tobacco	652,686	30,725
Cairn Energy	88,671	390
Cape	55,700	207
Carnival	473,650	15,207
Centrica	427,289	2,035
Debenhams	294,774	351
Diageo	1,197,278	28,508
Diageo ADR	216,600	20,651
Drax Group	152,300	1,283
EnQuest *	204,336	382
Eurasian Natural Resources	399,770	2,600
GlaxoSmithKline	200,100	4,429
HSBC Holdings	3,216,736	25,321
Imagination Technologies Group *	1,461,377	11,087
Imperial Tobacco Group	1,033,455	37,253
Intercontinental Hotels Group	61,280	1,439

5	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

World Equity Ex-US Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Intermediate Capital Group	3,035,019	$11,538
Investec	207,487	1,059
Kazakhmys	527,054	5,394
Kingfisher	2,933,584	12,733
London Stock Exchange Group	20,125	310
Marks & Spencer Group ADR	910,700	9,253
Micro Focus International	83,889	574
Mondi	255,259	1,992
Pearson	759,524	13,292
Petrofac	202,690	4,826
QinetiQ	172,274	406
Reckitt Benckiser Group	380,215	20,154
Rio Tinto	220,814	9,448
Rio Tinto ADR (A)	758,900	32,800
Rolls-Royce Holdings	792,740	10,030
SABMiller	255,288	9,410
Sage Group ADR (A)	540,400	8,587
Shire	1,053,378	29,638
Standard Chartered	875,041	17,630
Tate & Lyle	31,867	330
Tesco	3,234,562	15,062
Unilever ADR (A)	1,096,300	34,621
Vodafone Group	6,787,140	18,072
Weir Group (A)	623,906	14,827
WH Smith	40,700	301
William Hill	559,001	2,328
Wolseley	82,280	2,796
WPP	1,192,649	14,208
Xyratex	91,346	1,045

		623,457

United States — 2.9%
Andersons	20,748	904
Apple *	15,143	8,748
Arctic Cat *	14,662	530
Axis Capital Holdings	619,200	20,371
Boise (A)	405,023	2,795
Calamos Asset Management, Cl A	36,343	395
Cambrex *	100,750	724
Carnival (A)	398,300	12,782
Central Garden and Pet *	35,753	322
Everest Re Group	190,000	19,403
Golden Star Resources * (A)	377,686	402
Momenta Pharmaceuticals * (A)	90,449	1,247
PDL BioPharma (A)	136,930	889
PHH *	66,186	1,097
Phillips 66 *	24,467	735
RenaissanceRe Holdings (A)	114,400	8,817
Schlumberger (A)	262,620	16,611
Tyson Foods, Cl A	365,003	7,070
Universal	47,434	2,143
Virgin Media (A)	688,779	15,174
Western Refining	23,380	452
World Acceptance * (A)	28,434	1,946
Yum! Brands	156,700	11,025

		134,582

Total Common Stock (Cost $4,478,745) ($ Thousands)		4,154,862

Description	Shares/Face Amount (1) ($ Thousands)		Market Value ($ Thousands)

PREFERRED STOCK — 1.1%

Brazil — 0.4%
Cia de Bebidas das Americas ADR		308,542	$11,833
Itau Unibanco Holding ADR		502,100	7,265

			19,098

Germany — 0.7%
Hugo Boss (A)		181,383	17,616
ProSiebenSat.1 Media		32,669	685
Volkswagen (A)		92,490	14,764

			33,065

Total Preferred Stock (Cost $47,563) ($ Thousands)			52,163

EXCHANGE-TRADED FUND — 0.4%

United States — 0.4%
iShares MSCI Emerging Markets Index Fund		525,700	19,819

Total Exchange-Traded Fund (Cost $22,548) ($ Thousands)			19,819

AFFILIATED PARTNERSHIP — 10.1%
SEI Liquidity Fund, L.P. 0.170% †** (B)		471,925,984	468,332

Total Affiliated Partnership (Cost $471,926) ($ Thousands)			468,332

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100% †**		102,836,494	102,836

Total Cash Equivalent (Cost $102,836) ($ Thousands)			102,836

TIME DEPOSITS — 0.7%

United States — 0.7%
Brown Brothers Harriman
4.629%, 06/01/12	ZAR	104	104
2.968%, 06/01/12	AUD	2,391	2,391
1.650%, 06/01/12	NZD	—	—
0.650%, 06/01/12	NOK	4	4
0.242%, 06/01/12	CAD	51	51
0.068%, 06/01/12	GBP	1,158	1,158
0.065%, 06/01/12	SEK	879	879
0.040%, 06/01/12	EUR	1,811	1,811
0.030%, 06/01/12		22,949	22,949
0.010%, 06/01/12	DKK	56	56
0.010%, 06/01/12	JPY	1,265	1,265
0.010%, 06/01/12	SGD	387	387
0.005%, 06/01/12	CHF	1,692	1,692
0.005%, 06/01/12	HKD	186	186

Total Time Deposits (Cost $32,933) ($ Thousands)			32,933

6	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

World Equity Ex-US Fund

May 31, 2012

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.5%
U.S. Treasury Bills
0.074%, 09/20/12	$13,192	$13,189
0.060%, 06/14/12	2,382	2,382
0.040%, 08/23/12	1,351	1,351
0.017%, 06/28/12	6,469	6,469

Total U.S. Treasury Obligations (Cost $23,391) ($ Thousands)		23,391

Total Investments — 105.0% (Cost $5,179,942) ($ Thousands)		$4,854,336

The open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,223	Jun-2012	$(5,517)
FTSE 100 Index	339	Jun-2012	(3,185)
Hang Seng Index	73	Jun-2012	57
S&P/TSX 60 Index	104	Jun-2012	(963)
SPI 200 Index	184	Jun-2012	(946)
Topix Index	493	Jun-2012	(4,416)

			$(14,970)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
6/18/12-11/8/12	EUR	61,617	USD	79,921	$3,649

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(25,332)	$26,039	$707
State Street Bank	(50,940)	53,882	2,942

			$3,649

For the year ended May 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $4,623,934 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at May 31, 2012. The total value of securities on loan at May 31, 2012 was $450,476 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2012 was $468,332 ($ Thousands).

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,154,816	$—	$46	$4,154,862
Preferred Stock	52,163	—	—	52,163
Exchange-Traded Fund	19,819	—	—	19,819
Affiliated Partnership	—	468,332	—	468,332
Cash Equivalent	102,836	—	—	102,836
Time Deposits	32,933	—	—	32,933
U.S. Treasury Obligations	—	23,391	—	23,391

Total Investments in Securities	$4,362,567	$491,723	$46	$4,854,336

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(14,970)	$—	$—	$(14,970)
Forwards Contracts *	—	3,649	—	3,649

Total Other Financial Instruments	$(14,970)	$3,649	$—	$(11,321)

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of May 31, 2012:

Investments in Common Stock
Beginning balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(27)
Purchases	66
Sales	—
Net transfer into Level 3	7
Net transfer out of Level 3	—

Ending balance as of May 31, 2012	$46

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(51)

For the year ended May 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

7	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

World Equity Ex-US Fund

May 31, 2012

For the year ended May 31, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.1%

Australia — 2.9%
Amcor	8,000	$58
Australia & New Zealand Banking Group	432	9
BGP Holdings *	4,500	—
BHP Billiton	13,406	416
BHP Billiton ADR	4,900	301
Rio Tinto	3,295	182
Santos	15,426	179
Telstra	20,700	71
WDS	10,184	5
Westpac Banking	134	3
Woodside Petroleum	6,600	206

		1,430

Austria — 1.3%
Conwert Immobilien Invest	13,803	145
Erste Group Bank	7,059	122
Schoeller-Bleckmann Oilfield Equipment	3,991	326
Strabag	1,589	35
Voestalpine	106	2

		630

Belgium — 0.1%
Recticel	5,843	31

Brazil — 2.9%
Amil Participacoes	40,500	370
Banco Bradesco ADR	13,700	201
Banco do Brasil	32,400	315
BM&F Bovespa	20,999	100
Cia de Saneamento Basico do Estado de Sao Paulo	1,700	59
Cielo	2,300	61
Embraer ADR	4,952	140
Natura Cosmeticos	8,465	179

		1,425

Canada — 5.4%
Agrium	800	63
Bank of Montreal	2,000	107
Brookfield Real Estate Services	1,108	13
Canadian National Railway	3,134	256
Canadian Natural Resources	9,913	284
Cenovus Energy	4,974	156
Cogeco	400	16
Enbridge	2,720	107
EnCana	7,400	147
Imperial Oil	5,600	224
Intertape Polymer Group *	22,619	154
Magellan Aerospace *	1,300	4
Nexen	9,400	147
Onex	100	4
Potash Corp of Saskatchewan	7,448	294
Rogers Communications, Cl B	4,300	148
Royal Bank of Canada	5,800	289
Toronto-Dominion Bank	3,200	244

		2,657

Description	Shares	Market Value ($ Thousands)

China — 5.3%
Agricultural Bank of China	10,000	$4
Anhui Conch Cement	76,000	234
Baidu ADR *	1,787	210
Bank of China	412,000	159
China Life Insurance	43,367	102
China Merchants Bank	88,475	171
China National Building Material	60,000	73
China Oilfield Services	163,800	227
China Shipping Container Lines *	623,000	157
Dongyue Group	66,000	43
Industrial & Commercial Bank of China	578,758	352
Lenovo Group	84,000	71
Mindray Medical International ADR	7,700	232
Sinopharm Group	44,825	102
Tencent Holdings	5,125	141
Weichai Power *	66,000	291

		2,569

Colombia — 0.5%
BanColombia ADR, Cl R	4,400	260
Ecopetrol ADR	129	8

		268

Czech Republic — 0.3%
Komercni Banka	900	134

Denmark — 1.1%
AP Moller - Maersk, Cl B	29	180
Novo-Nordisk, Cl B	2,862	381

		561

Finland — 0.3%
Metso	3,528	115
Norvestia, Cl B	38	—
Tieto	1,555	24

		139

France — 3.2%
Air Liquide	2,599	281
AXA	10,982	123
BNP Paribas	3,271	104
Compagnie Generale des Etablissements Michelin, Cl B	2,435	142
Danone	1,380	89
Les Nouveaux Constructeurs Investissement	2,195	14
L’Oreal	730	82
LVMH Moet Hennessy Louis Vuitton	2,093	309
Publicis Groupe	4,135	191
Societe Generale	3,601	72
UBISOFT Entertainment *	11,900	80
Vallourec	1,250	47
Vivendi	519	8

		1,542

Germany — 5.9%
Adidas	4,515	336
Allianz	2,104	190
Aurelius	449	19

1	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

BASF	6,837	$477
Bayer	3,813	241
Bayerische Motoren Werke	1,400	106
Continental	980	82
Fresenius Medical Care	5,562	369
Infineon Technologies	6,920	55
Kabel Deutschland Holding *	1,050	59
Leifheit	196	5
SAP	7,365	422
Schuler	1,956	49
Siemens	2,780	229
Suedzucker	1,370	42
Volkswagen	1,142	172

		2,853

Greece — 0.0%
OPAP	901	5

Hong Kong — 4.2%
AIA Group	38,200	125
Alco Holdings	38,415	13
Allan International Holdings	11,683	3
China Mobile	24,500	248
CLP Holdings	2,500	20
CNOOC	149,912	271
CSI Properties	1,960,000	76
First Pacific	56,000	58
Hong Kong Exchanges and Clearing	16,721	236
Hong Kong Ferry Holdings	10,000	8
Jardine Matheson Holdings	3,600	174
Jardine Strategic Holdings	1,842	56
Luen Thai Holdings	115,000	15
Melco Crown Entertainment ADR *	3,560	42
Orient Overseas International	52,500	284
Pacific Textile Holdings	25,000	16
Power Assets Holdings	8,000	56
Sincere Watch Hong Kong	132,000	36
SJM Holdings	43,000	76
TAI Cheung Holdings	208,000	137
Wing On International	30,111	66
Yue Yuen Industrial Holdings	11,500	36

		2,052

India — 0.6%
ICICI Bank ADR	5,211	146
Tata Motors ADR	6,431	134

		280

Indonesia — 0.1%
Asahimas Flat Glass	3,000	2
Media Nusantara Citra	273,500	54

		56

Ireland — 1.0%
Accenture, Cl A	100	5
Covidien	4,111	213
ICON ADR *	11,633	250

		468

Israel — 1.3%
Ceragon Networks *	9,659	81

Description	Shares	Market Value ($ Thousands)

Check Point Software
Technologies *	5,651	$290
Teva Pharmaceutical Industries ADR	7,045	276

		647

Italy — 0.4%
Danieli & C Officine Meccaniche	620	13
Enel	33,760	96
Exor	2,305	49
Impregilo	10,455	42

		200

Japan — 12.1%
Arc Land Sakamoto	4,500	71
Argo Graphics	3,000	41
AT-Group	4,000	55
Belluna	5,450	41
Best Denki	14,000	26
Canon	4,657	187
Chuo Spring	3,000	10
Create Restaurants Holdings	1,000	7
Daihatsu Motor	4,500	77
Dai-ichi Life Insurance	95	95
Daito Trust Construction	700	62
Daiwa House Industry	4,000	51
Denso	9,600	290
Faith	198	21
FamilyMart	1,200	55
FANUC	1,701	293
Fuji Kiko *	2,000	6
Fujitec	4,000	26
Fujitsu	18,000	79
Futaba Industrial	11,000	48
Gamecard-Joyco Holdings	1,000	15
Happinet	9,400	88
HIS	5,200	166
Hitachi	64,000	367
Hokkaido Coca-Cola Bottling	1,000	5
Hokkan Holdings	5,000	14
Hokuriku Gas	8,000	21
Honda Motor ADR	9,300	296
IT Holdings	200	2
J Trust	330	3
Japan Tobacco	36	201
JGC	2,000	55
Justsystems *	8,800	21
Kamei	4,000	40
KDDI	35	216
Keiyo Gas	1,000	5
Komatsu	11,729	281
KRS	900	10
Marubun	2,400	10
Maruzen - General Commercial Kitchen Appliances & Equipment	2,000	13
Mimasu Semiconductor Industry	1,500	12
Mitani	4,800	57
Mitsubishi Estate	5,000	78
Mitsubishi UFJ Financial Group	111,453	483
Murakami	1,000	13
Nagawa	300	4
Nakano	2,500	4

2	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Nakayo Telecommunications	5,000	$19
Namura Shipbuilding	7,200	22
NET One Systems	4,200	58
Nichireki	4,000	19
NIFTY	20	27
Nihon Tokushu Toryo	1,600	6
Nippon Steel	79,000	177
Nippon Telegraph & Telephone	5,300	229
Nisshin Fudosan	5,200	29
Nissin Sugar Holdings	2,300	44
Nittan Valve	1,300	5
Otsuka Holdings	3,400	107
Pacific Industrial	4,000	26
Rokko Butter	3,000	18
San-Ai Oil	3,000	13
Sankyo Frontier	2,000	10
Secom	6,900	305
Seino Holdings	20,000	130
Senshu Electric	2,400	30
Shidax	2,600	11
Shin Nippon Air Technologies	2,000	11
Shiroki	9,000	23
Soken Chemical & Engineering	700	6
Starts	1,500	8
TBK	2,000	11
Tokai	4,200	91
Tokyu Construction	36,270	71
Toyota Motor	7,854	305
Toyota Tsusho	200	4
Warabeya Nichiyo	4,400	69
Yachiyo Industry	600	3
Zuken	1,500	10

		5,918

Malaysia — 0.2%
AMMB Holdings	31,700	62
DRB-Hicom	18,300	14
Hong Leong Financial Group	2,700	10

		86

Mexico — 1.6%
America Movil ADR, Ser L	9,250	218
Fomento Economico Mexicano ADR	1,270	100
Grupo KUO De	9,900	18
Grupo Simec, Ser B, Cl B *	5,900	17
Industrias, Ser B *	54,100	217
Wal-Mart de Mexico	78,005	187

		757

Netherlands — 2.5%
Core Laboratories	5,100	652
European Aeronautic Defense and Space	8,308	278
ING Groep *	288	2
Royal KPN	11,635	110
SNS Reaal *	1,762	2
Unilever	2,850	90
Yandex, Cl A *	3,414	68

		1,202

Norway — 1.0%
DnB	30,350	273
Kvaerner	6,592	14

Description	Shares	Market Value ($ Thousands)

Norsk Hydro	44,058	$183

		470

Peru — 0.1%
Credicorp	590	74

Philippines — 0.2%
Megaworld	968,000	45
Metropolitan Bank & Trust	21,700	45

		90

Poland — 0.4%
Getin Holding *	3,605	2
KGHM Polska Miedz	3,304	119
Polski Koncern Naftowy Orlen	9,007	84

		205

Russia — 0.1%
Surgutneftegaz ADR	3,407	26

Singapore — 1.3%
Bukit Sembawang Estates	11,000	39
DBS Group Holdings	23,000	236
Golden Agri-Resources	8,000	4
GP Batteries International	17,000	14
Ho Bee Investment	7,000	6
Keppel	8,000	62
Oversea-Chinese Banking	2,000	13
Popular Holdings	41,000	7
QAF	39,000	20
United Industrial	89,000	174
United Overseas Bank	2,000	27
UOB-Kay Hian Holdings	43,000	53

		655

South Africa — 0.0%
MTN Group	163	3

South Korea — 3.8%
Hana Financial Group	880	28
Hanjin Shipping	6,616	75
Hyundai Mobis	1,129	265
Hyundai Motor	2,051	424
Kia Motors	3,175	216
KyungDong City Gas	297	15
Nexen	601	31
Nong Shim Holdings	126	6
POSCO	526	161
Samsung Electronics	439	450
SK Holdings	926	96
Taekwang Industrial	123	82
YESCO	1,030	22

		1,871

Spain — 0.3%
Mapfre	77,665	150

Sweden — 2.2%
Billerud	1,324	10
Getinge, Cl B	12,191	303
Hennes & Mauritz, Cl B	7,433	221

3	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2012

Description	Shares	Market Value ($ Thousands)

Sandvik	5,440	$68
Svenska Cellulosa, Cl B	243	3
Svenska Handelsbanken, Cl A	5,359	150
Swedbank, Cl A	5,940	84
Telefonaktiebolaget LM Ericsson ADR	26,200	222

		1,061

Switzerland — 5.1%
Clariant	2,237	23
Credit Suisse Group	33	1
Credit Suisse Group ADR	7,700	147
Givaudan	80	74
Julius Baer Group	4,485	141
Nestle	6,752	382
Novartis	4,933	256
Novartis ADR	3,800	198
OC Oerlikon	13,246	111
Roche Holding	3,232	504
Swatch Group, Cl B	570	219
Swiss Re	1,620	93
Syngenta	516	165
Transocean	4,100	167

		2,481

Taiwan — 2.0%
Advanced Semiconductor
Engineering ADR	68,387	317
Asia Polymer	37,500	39
Asustek Computer	1,647	16
Catcher Technology	12,000	76
CMC Magnetics *	78,000	13
Elitegroup Computer Systems	52,000	19
Formosa Chemicals & Fibre	5,000	13
Formosa Petrochemical	7,000	19
HON HAI Precision Industry	7,392	22
Nan Ya Plastics	6,000	10
Pegatron	3,633	5
Quanta Computer	8,000	21
Taiwan Semiconductor Manufacturing ADR	19,526	268
United Microelectronics ADR	41,062	87
Yageo	72,000	22
Zenitron	23,000	17

		964

Thailand — 1.2%
Advanced Info Service	47,400	267
Bangchak Petroleum	7,700	6
Charoen Pokphand Foods	54,800	65
Siam Commercial Bank	17,600	78
Total Access Communication	73,200	177

		593

Turkey — 0.7%
Akbank	55,634	170
Turkiye Garanti Bankasi	26,125	84
Turkiye Halk Bankasi	10,490	64

		318

United Kingdom — 16.9%
Aberdeen Asset Management	14,850	56
Amec	4,400	65
Anglo American	2,260	69

Description	Shares	Market Value ($ Thousands)

ARM Holdings	15,679	$122
ARM Holdings ADR	21,800	512
AstraZeneca	6,874	277
Barclays	43,067	117
BG Group	16,726	320
BHP Billiton	4,345	113
BP	21,255	129
BP PLC ADR	4,764	174
British American Tobacco	10,788	508
Carnival	7,571	243
Dart Group	7,297	7
Diageo	20,835	496
Elementis	32,114	100
Eurasian Natural Resources	10,767	70
Gem Diamonds *	15,406	48
GKN	20,060	57
GlaxoSmithKline	4,940	109
HSBC Holdings	79,669	626
Imperial Tobacco Group	7,779	280
Johnson Service Group	14,781	7
Kazakhmys	6,821	70
Kingfisher	50,867	221
Meggitt	15,370	89
Pearson	11,989	210
QinetiQ	2,709	6
Reckitt Benckiser Group	6,437	341
Rio Tinto	5,930	254
Rio Tinto ADR	7,100	307
Rolls-Royce Holdings	19,460	246
SABMiller	4,460	164
Shire	17,779	500
Standard Chartered	14,188	286
Subsea 7	8,000	158
Tesco	54,103	252
Unilever ADR	8,800	278
Vodafone Group	117,844	314
William Hill	13,800	58

		8,259

United States — 2.6%
Adams Resources & Energy	276	10
Apple *	417	241
Calamos Asset Management, Cl A	3,425	37
Carnival	6,500	209
Everest Re Group	3,100	316
Exxon Mobil	1,131	89
Flexsteel Industries	1,169	23
Golden Star Resources *	1,195	1
Multimedia Games Holding *	2,039	26
Philip Morris International	1,749	148
Yum! Brands	2,700	190

		1,290

Total Common Stock (Cost $49,300) ($ Thousands)		44,420

PREFERRED STOCK — 1.8%

Brazil — 1.1%
Cia de Bebidas das Americas ADR	6,258	240
Cia Energetica do Ceara	8,900	156

4	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2012

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)

Itau Unibanco Holding ADR		8,700	$126

			522

Canada — 0.1%
Primero Mining, Cl Common Subscription Recei *		11,900	33

Germany — 0.6%
Draegerwerk		200	20
Hugo Boss		510	50
RWE		88	3
Volkswagen		1,493	238

			311

Total Preferred Stock (Cost $889) ($ Thousands)			866

EXCHANGE-TRADED FUND — 0.7%

United States — 0.7%
iShares MSCI Emerging Markets Index Fund		8,500	320

Total Exchange-Traded Fund (Cost $390) ($ Thousands)			320

TIME DEPOSITS — 2.6%

United States — 2.6%
Brown Brothers Harriman
4.629%, 06/01/12	ZAR	2	2
2.968%, 06/01/12	AUD	91	91
1.650%, 06/01/12	NZD	1	1
0.650%, 06/01/12	NOK	9	9
0.650%, 06/01/12	SEK	14	14
0.242%, 06/01/12	CAD	49	49
0.068%, 06/01/12	GBP	75	75
0.040%, 06/01/12	EUR	122	122
0.030%, 06/01/12		765	765
0.010%, 06/01/12	DKK	17	17
0.010%, 06/01/12	JPY	68	68
0.010%, 06/01/12	SGD	10	10
0.005%, 06/01/12	CHF	25	25
0.005%, 06/01/12	HKD	15	15

Total Time Deposits (Cost $1,263) ($ Thousands)			1,263

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.100% †**		459,690	460

Total Cash Equivalent (Cost $460) ($ Thousands)			460

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A) (B) — 0.8%
U.S. Treasury Bills
0.107%, 09/20/12	$175	$175
0.072%, 08/23/12	15	15
0.059%, 06/28/12	208	208

Total U.S. Treasury Obligations (Cost $398) ($ Thousands)		398

Total Investments — 97.9% (Cost $52,700) ($ Thousands)		$47,727

The open futures contracts held by the Fund at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	27	Jun-2012	$(38)
FTSE 100 Index	7	Jun-2012	(22)
S&P/TSX 60 Index	3	Jun-2012	3
SPI 200 Index	1	Jun-2012	(8)
Topix Index	2	Jun-2012	(18)

			$(83)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized ($ Thousands) Appreciation
6/18/12-11/8/12	EUR	1,086	USD 1,408	$64

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(1,344)	$1,408	$64

For the year ended May 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $48,756 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

5	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2012

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

TSX — Toronto Stock Exchange (formerly TSE)

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the inputs used as of May 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,420	$—	$—	$44,420
Preferred Stock	866	—	—	866
Exchange-Traded Fund	320	—	—	320
Time Deposits	1,263	—	—	1,263
Cash Equivalent	460	—	—	460
U.S. Treasury Obligations	—	398	—	398

Total Investments in Securities	$47,329	$398	$—	$47,727

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(83)	$—	$—	$(83)
Forwards Contracts *	—	64	—	64

Total Other Financial Instruments	$(83)	$64	$—	$(19)

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Annual Report / May 31, 2012

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Institutional Investments Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of SEI Institutional Investments Trust, comprising the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Dynamic Asset Allocation Fund and Multi-Asset Real Return Fund (collectively, the “Funds”), as of and for the year or period ended May 31, 2012, and have issued our unqualified report thereon dated July 27, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds’ schedules of investments in securities (the “Schedules”) as of May 31, 2012 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Philadelphia, Pennsylvania
July 27, 2012

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the fiscal year ended May 31, 2012.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: August 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: August 8, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: August 8, 2012